MANUFACTURERS INVESTMENT TRUST
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


August 23, 2000

Dear Fellow Investors:

I am pleased to present to you the 2000 semi-annual financial statements of the Manufacturers Investment Trust (the "Trust"), the mutual fund that is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the six months ending June 30, 2000. During this period total net assets of the Trust increased from $18.15 billion to $20.12 billion.

This growth in assets has occurred while the markets have exhibited striking changes in leadership and performance. As can be seen in the graph below, technology stocks were the driving force in 1999. In 2000, however, the pendulum swung once again, favoring real estate and more value-oriented holdings. This volatility serves to underscore the importance of diversification. By investing in a range of portfolios that respond differently to market and economic conditions, investors may be able to protect themselves from the ups and downs of a single asset class.

                          YTD PERFORMANCE AS OF 6/30*

                                  [BAR GRAPH]

                                        2000                1999

MS REIT (Real Estate)                   13.3                4.63
Russell 2000 Value (Sm Value)            5.58               5.26
Russell 1000 Growth (Lg Growth)          4.23              10.45
LB Aggregate Bond                        3.98              -1.38
Russell 2000 (Sm Caps)                   3.04               9.28
Russell 2000 Growth (Sm Growth)          1.22              12.82
S&P 500                                 -0.42              12.38
SB High-Yield Bond                      -1.42               1.76
Nasdaq                                  -2.54              22.5
MSCI EAFE (International)               -3.95               4.11
Russell 1000 Value (Lg Value)           -4.23              12.87
Dow Jones                               -8.48              19.49

At Manulife Financial, we try to make achieving diversification easy. Because of our strong commitment to helping you meet your long-term financial goals, we follow a disciplined and comprehensive manager selection and review process. Our aim is to provide you with portfolios that serve a variety of investment needs, time frames, and levels of risk, and to do so with managers that have the highest likelihood of good performance, both today and tomorrow. To that end, we upgraded our investment program on May 1, 2000, by adding three new equity portfolios to allow investors to invest in rapidly growing companies and the dynamic field of internet-based technology. They include a specialty internet portfolio managed by Munder Capital Management, a mid cap growth portfolio managed by Janus Capital Corporation, and a large cap blend portfolio managed by Mitchell Hutchins Asset Management Inc. In addition, to allow investors to mix both passive and active management strategies, we also now offer a suite of five index portfolios managed by the Manufacturers Adviser Corporation.

Our platform has been designed to honor the needs of each unique investor. We also believe that the markets reward foresight and planning. As such, we urge you to regularly review your financial program with a professional investment advisor to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment alternatives or to add new asset classes to increase your diversification.

Thank you for choosing Manulife Financial. We look forward to serving your investment needs and continuing to help you build your future.

Sincerely,

/s/ Matthew R. Schiffman

Matthew R. Schiffman
President

* The performance shown is of various broad-based securities market indices as of June 30, 1999 and June 30, 2000. Investors cannot invest directly in an index. The performance of an index does not include any portfolio or insurance-related charges. If these charges were reflected, performance would be lower. Past performance is not a guarantee of future results.

[MANULIFE NEW YORK LOGO]













                      VENTURE VARIABLE INSURANCE PRODUCTS



                         Unaudited Financial Statements

                                                  MANUFACTURERS INVESTMENT TRUST
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2000












Venture Combination Fixed and Variable Annuities,
Venture VUL and Survivorship VUL: Issuer and Administrator

The Manufacturers Life Insurance Company of New York

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                                           PAGE

  Statements of Assets and Liabilities....................................   1

  Statements of Operations................................................  11

  Statements of Changes in Net Assets.....................................  21

  Financial Highlights....................................................  37

  Portfolio of Investments:
    Pacific Rim Emerging Markets Trust....................................  84
    Internet Technologies Trust...........................................  86
    Science & Technology Trust............................................  87
    International Small Cap Trust.........................................  88
    Aggressive Growth Trust...............................................  90
    Emerging Small Company Trust..........................................  93
    Small Company Blend Trust.............................................  96
    Dynamic Growth Trust.................................................. 100
    Mid Cap Stock Trust................................................... 101
    All Cap Growth Trust.................................................. 102
    Overseas Trust........................................................ 104
    International Stock Trust............................................. 107
    International Value Trust............................................. 109
    Mid Cap Blend Trust................................................... 111
    Small Company Value Trust............................................. 115
    Global Equity Trust................................................... 123
    Growth Trust.......................................................... 124
    Large Cap Growth Trust................................................ 126
    Quantitative Equity Trust............................................. 128
    Blue Chip Growth Trust................................................ 131
    Real Estate Securities Trust.......................................... 133
    Value Trust........................................................... 134
    Tactical Allocation Trust............................................. 136
    Equity Index Trust.................................................... 142
    Growth & Income Trust................................................. 148
    U.S. Large Cap Value Trust............................................ 150
    Equity-Income Trust................................................... 152
    Income & Value Trust.................................................. 155
    Balanced Trust........................................................ 159
    High Yield Trust...................................................... 161
    Strategic Bond Trust.................................................. 166
    Global Bond Trust..................................................... 172
    Total Return Trust.................................................... 175
    Investment Quality Bond Trust......................................... 178
    Diversified Bond Trust................................................ 186
    U.S. Government Securities Trust...................................... 188
    Money Market Trust.................................................... 189
    Small Cap Index Trust................................................. 191
    International Index Trust............................................. 191
    Mid Cap Index Trust................................................... 200
    Total Stock Market Index Trust........................................ 205

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED
--------------------------------------------------------------------------------

    500 Index Trust....................................................... 236
    Lifestyle Aggressive 1000 Trust....................................... 243
    Lifestyle Growth 820 Trust............................................ 243
    Lifestyle Balanced 640 Trust.......................................... 243
    Lifestyle Moderate 460 Trust.......................................... 243
    Lifestyle Conservative 280 Trust...................................... 244

Notes to Financial Statements............................................. 245

Results of Special Meeting of Shareholders................................ 263

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    PACIFIC RIM
                                                      EMERGING        INTERNET        SCIENCE &      INTERNATIONAL    AGGRESSIVE
                                                       MARKET       TECHNOLOGIES     TECHNOLOGY        SMALL CAP        GROWTH
                                                       TRUST            TRUST           TRUST             TRUST          TRUST
                                                   -------------    ------------   ---------------   -------------    ------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of
            investments)                            $119,073,810    $28,457,639    $ 1,804,221,514    $271,123,326    $372,933,368
Repurchase agreement, at value                         2,121,000      2,573,000         25,248,000      20,812,000              --
Cash                                                     455,329             --                682             782          15,212
Foreign currency, at value                             4,754,738             --              6,378       1,480,156              --
Receivables:
         Forward foreign currency contracts
          Note 8)                                             --             --                 16          11,955              --
         Investments sold                                     --             --          7,608,915      10,412,171         108,047
         Dividends and interest                          236,886            396            267,478         332,406           7,278
         Foreign tax withholding reclaims                    939             --                 --          82,688              --
Other assets                                               2,261             --             31,646           7,541           3,966
                                                    ------------    -----------    ---------------    ------------    ------------
         Total assets                                126,644,963     31,031,035      1,837,384,629     304,263,025     373,067,871
                                                    ------------    -----------    ---------------    ------------    ------------

LIABILITIES
Payables:
         Forward foreign currency contracts
             (Note 8)                                      8,141             --                 --          25,300              --
         Investments purchased                         6,042,148         16,579         21,970,243       7,347,695         113,211
         Dividend and interest withholding tax            24,563             --             16,166          28,497              --
         Other payables and accrued expenses              33,739         11,878             97,557         143,980          31,593
         Due to broker (securities lending)           19,358,322             --        186,007,383              --      40,557,310
                                                    ------------    -----------    ---------------    ------------    ------------
         Total liabilities                            25,466,913         28,457        208,091,349       7,545,472      40,702,114
                                                    ------------    -----------    ---------------    ------------    ------------
NET ASSETS                                          $101,178,050    $31,002,578    $ 1,629,293,280    $296,717,553    $332,365,757
                                                    ============    ===========    ===============    ============    ============

Net assets consist of:
Undistributed net investment income (loss)
         (Note 2)                                   $    363,134    $    (4,951)   $    (4,876,945)   $   (916,709)   $   (650,472)
Accumulated undistributed net realized gain
         (loss) on investments, foreign currency
         and forward foreign currency contracts         (483,911)        (8,240)        31,711,807      10,565,441      26,344,364
Unrealized appreciation (depreciation) on:
         Investments                                  10,171,448      1,704,408        266,988,508       8,137,215      45,371,014
         Foreign currency and forward foreign
           currency contracts                             89,610             --             (1,230)        (13,954)             --
Capital shares at par value of $.01 (Note 4)              99,131         23,779            477,749         140,545         159,190
Additional paid-in capital                            90,938,638     29,287,582      1,334,993,391     278,805,015     261,141,661
                                                    ------------    -----------    ---------------    ------------    ------------
NET ASSETS                                          $101,178,050    $31,002,578    $ 1,629,293,280    $296,717,553    $332,365,757
                                                    ============    ===========    ===============    ============    ============
Capital shares outstanding (Note 4)                    9,913,057      2,377,932         47,774,879      14,054,511      15,919,061
                                                    ------------    -----------    ---------------    ------------    ------------
Net asset value, offering price and redemption
       price per share                              $      10.21    $     13.04    $         34.10    $      21.11    $      20.88
                                                    ============    ===========    ===============    ============    ============
Investments in securities, including repurchase
       agreements, at identified cost (Note 2)      $111,023,362    $29,326,231    $ 1,562,481,006    $283,798,111    $327,562,354
                                                    ------------    -----------    ---------------    ------------    ------------
Investments in foreign currency, at identified
       cost (Note 2)                                $  4,690,673             --    $         6,421    $  1,479,521              --
                                                    ============    ===========    ===============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     EMERGING      SMALL COMPANY     DYNAMIC        MID CAP
                                                   SMALL COMPANY      BLEND          GROWTH          STOCK       ALL CAP GROWTH
                                                       TRUST          TRUST           TRUST          TRUST           TRUST
                                                   ------------    -------------   -----------    -----------    --------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of
           investments)                            $599,896,497    $103,186,048    $63,964,427    $92,906,353    $  982,570,728
Repurchase agreements, at value                      98,626,000       9,815,000             --      9,685,000                --
Cash                                                        388             866          8,887            368            37,378
Receivables:
         Investments sold                                60,441         127,843             --      1,358,387        22,767,120
         Dividends and interest                         147,102          22,659          1,048          2,377           140,837
         Foreign tax withholding reclaims                    --              --             --             --             7,768
Other assets                                             11,505           1,672             --          1,476            17,299
                                                   ------------    ------------    -----------    -----------    --------------
         Total assets                               698,741,933     113,154,088     63,974,362     03,953,961     1,005,541,130
                                                   ------------    ------------    -----------    -----------    --------------

LIABILITIES
Payables:
         Investments purchased                        2,951,324         170,375      3,748,039             --         1,180,354
         Dividend and interest withholding tax               --              --             --             --             3,495
         Other payables and accrued expenses             60,547          16,301          7,002         24,843            84,914
         Due to broker (securities lending)          83,654,957      23,177,039             --     20,528,469        71,885,704
Written options outstanding, at value: premiums
          received $1,135,626 (Notes 2 and 3)                --              --             --             --           349,399
                                                   ------------    ------------    -----------    -----------    --------------
         Total liabilities                           86,666,828      23,363,715      3,755,041     20,553,312        73,503,866
                                                   ------------    ------------    -----------    -----------    --------------
NET ASSETS                                         $612,075,105    $ 89,790,373    $60,219,321    $83,400,649    $  932,037,264
                                                   ============    ============    ===========    ===========    ==============

Net assets consist of:
Undistributed net investment income (loss)
  (Note 2)                                         $   (176,738)   $   (70,405)    $   108,002    $    (9,931)   $   (1,761,330)
Accumulated undistributed net realized gain
         (loss) on investments, options, foreign
         currency and forward foreign currency
         contracts                                    8,914,203       6,961,846        298,089     (7,774,069)       41,875,882
Unrealized appreciation (depreciation) on:
         Investments                                232,262,819       5,605,777       (516,133)     5,435,596       214,000,059
         Written options                                     --              --             --             --          (349,399)
Capital shares at par value of $.01 (Note 4)            147,787          52,746         50,097         68,639           372,271
Additional paid-in capital                          370,927,034      77,240,409     60,279,266     85,680,414       677,899,781
                                                   ------------    ------------    -----------    -----------    --------------
NET ASSETS                                         $612,075,105    $ 89,790,373    $60,219,321    $83,400,649    $  932,037,264
                                                   ============    ============    ===========    ===========    ==============
Capital shares outstanding (Note 4)                  14,778,716       5,274,552      5,009,669      6,863,863        37,227,119
                                                   ------------    ------------    -----------    -----------    --------------
Net asset value, offering price and redemption
  price per share                                  $      41.42    $      17.02    $     12.02    $     12.15    $        25.04
                                                   ============    ============    ===========    ===========    ==============
Investments in securities, including repurchase
  agreements, at identified cost (Note 2)          $466,259,678    $107,395,271    $64,480,560    $97,155,757    $  768,570,669
                                                   ============    ============    ===========    ===========    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                          SMALL
                                                                      INTERNATIONAL   INTERNATIONAL     MID CAP          COMPANY
                                                         OVERSEAS         STOCK          VALUE           BLEND            VALUE
                                                           TRUST          TRUST          TRUST           TRUST            TRUST
                                                       ------------    ------------   ------------   --------------    ------------
ASSETS
Investments in securities, at value
       (See accompanying portfolio of investments)     $536,036,186    $300,197,031   $124,144,212   $1,651,156,774    $116,851,737
Repurchase agreements, at value                          46,285,000      12,130,000     11,798,000       85,479,000       4,630,000
Cash                                                            929           3,737            166              509             587
Foreign currency, at value                                1,657,453       2,254,345         16,859           29,733              --
Receivables:
       Forward foreign currency contracts (Note 8)           18,924              --          1,192               --              --
       Investments sold                                   8,714,741         521,279      1,480,188       31,433,569       3,120,815
       Dividends and interest                               417,797         201,821        474,815          866,981         138,475
       Foreign tax withholding reclaims                     199,459         143,651         96,293               --              --
Other assets                                                  9,260           4,600          1,577           21,976           1,761
                                                       ------------    ------------   ------------   --------------    ------------
       Total assets                                     593,339,749     315,456,464    138,013,302    1,768,988,542     124,743,375
                                                       ------------    ------------   ------------   --------------    ------------

LIABILITIES
Payables:
       Forward foreign currency contracts (Note 8)               --             705             --               --              --
       Investments purchased                             11,564,115         150,944         93,896       42,026,146       4,901,874
       Dividend and interest withholding tax                 53,255          25,395         36,971              416              --
       Other payables and accrued expenses                  175,623          95,786         43,287          193,811          45,470
       Due to broker (securities lending)                72,875,850      29,471,489             --      160,309,832      16,054,215
                                                       ------------    ------------   ------------   --------------    ------------
       Total liabilities                                 84,668,843      29,744,319        174,154      202,530,205      21,001,559
                                                       ------------    ------------   ------------   --------------    ------------
NET ASSETS                                             $508,670,906    $285,712,145   $137,839,148   $1,566,458,337    $103,741,816
                                                       ============    ============   ============   ==============    ============

Net assets consist of:
Undistributed net investment income (Note 2)           $  1,594,365    $    635,429   $  1,449,700   $    2,749,675    $     74,033
Accumulated undistributed net realized gain (loss)
       on investments, foreign currency and
       forward foreign currency contracts                23,639,751       4,586,114        457,159      178,395,236     (11,457,505)
Unrealized appreciation (depreciation) on:
       Investments                                       43,261,758      41,565,905      3,501,466      (36,961,413)      7,279,318
       Foreign currency and forward foreign currency
         contracts                                          (18,978)            266          4,994           (2,557)             --
Capital shares at par value of $.01 (Note 4)                367,813         194,769        107,603          844,795          84,048
Additional paid-in capital                              439,826,197     238,729,662    132,318,226    1,421,432,601     107,761,922
                                                       ------------    ------------   ------------   --------------    ------------
NET ASSETS                                             $508,670,906    $285,712,145   $137,839,148   $1,566,458,337    $103,741,816
                                                       ============    ============   ============   ==============    ============
Capital shares outstanding (Note 4)                      36,781,332      19,476,866     10,760,279       84,479,457       8,404,932
                                                       ------------    ------------   ------------   --------------    ------------
Net asset value, offering price and redemption
   price per share                                     $      13.83    $      14.67   $      12.81   $        18.54    $      12.34
                                                       ============    ============   ============   ==============    ============
Investments in securities, including repurchase
       agreements, at identified cost (Note 2)         $539,059,428    $270,761,126   $132,440,746   $1,773,597,187    $114,202,419
                                                       ------------    ------------   ------------   --------------    ------------
Investments in foreign currency, at identified
       cost (Note 2)                                   $  1,659,627    $  2,254,391   $     16,733   $       32,290              --
                                                       ============    ============   ============   ==============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                          GLOBAL                      LARGE CAP      QUANTITATIVE      BLUE CHIP
                                                          EQUITY        GROWTH         GROWTH           EQUITY          GROWTH
                                                          TRUST         TRUST           TRUST            TRUST           TRUST
                                                      ------------   ------------    ------------    ------------   --------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of
           investments)                               $797,211,379   $837,090,016    $559,964,065    $519,874,059   $2,077,945,190
Repurchase agreements, at value                         31,338,000      7,977,000      26,797,000      30,554,000       18,061,000
Cash                                                           314              3              63              51              381
Foreign currency, at value                                 317,928          3,736           7,654              --              240
Receivables:
         Forward foreign currency contracts
           (Note 8)                                        463,848             --           1,263              --               --
         Investments sold                                  659,681      4,156,150       4,832,242       3,606,782        5,628,054
         Dividends and interest                          2,207,465        394,004         279,226         175,657          928,028
         Foreign tax withholding reclaims                  405,334            162           9,508              --               --
Other assets                                                17,167         15,375          10,034           9,406           38,521
                                                      ------------   ------------    ------------    ------------   --------------
         Total assets                                  832,621,116    849,636,446     591,901,055     554,219,955    2,102,601,414
                                                      ------------   ------------    ------------    ------------   --------------

LIABILITIES
Payables:
         Investments purchased                           3,891,514             --       1,097,412       5,291,345          485,023
         Dividend and interest withholding tax             148,249             --           1,723             627            7,087
         Other payables and accrued expenses               246,913         66,546          63,659          56,290          185,696
         Due to broker (securities lending)             74,329,754     33,121,839      39,144,625      25,114,480       55,626,903
                                                      ------------   ------------    ------------    ------------   --------------
         Total liabilities                              78,616,430     33,188,385      40,307,419      30,462,742       56,304,709
                                                      ------------   ------------    ------------    ------------   --------------
NET ASSETS                                            $754,004,686   $816,448,061    $551,593,636    $523,757,213   $2,046,296,705
                                                      ============   ============    ============    ============   ==============

Net assets consist of:
Undistributed net investment income (loss)
         (Note 2)                                     $  2,168,519   $  (659,456)    $   (150,510)   $    733,596   $    (861,460)
Accumulated undistributed net realized gain (loss)
         on investments, foreign currency and
         forward foreign currency contracts             64,463,622     44,920,670      18,927,831      59,029,822       44,065,871
Unrealized appreciation (depreciation) on:
         Investments                                    43,080,753    107,234,325      43,234,659      39,846,826      588,276,113
         Foreign currency and forward foreign
            currency contracts                             455,626          1,591          (2,835)             --              (14)
Capital shares at par value of $.01 (Note 4)               439,987        321,602         373,880         192,422          926,744
Additional paid-in capital                             643,396,179    664,629,329     489,210,611     423,954,547    1,413,889,451
                                                      ------------   ------------    ------------    ------------   --------------
NET ASSETS                                            $754,004,686   $816,448,061    $551,593,636    $523,757,213   $2,046,296,705
                                                      ============   ============    ============    ============   ==============
Capital shares outstanding (Note 4)                     43,998,699     32,160,253      37,387,956      19,242,202       92,674,405
                                                      ------------   ------------    ------------    ------------   --------------
Net asset value, offering price and redemption
         price per share                              $      17.14   $      25.39    $      14.75    $      27.22   $        22.08
                                                      ============   ============    ============    ============   ==============
Investments in securities, including repurchase
         agreements, at identified cost (Note 2)      $785,468,626   $737,832,691    $543,526,405    $510,581,233   $1,507,730,077
                                                      ------------   ------------    ------------    ------------   --------------
Investments in foreign currency, at identified
         cost (Note 2)                                $    319,016   $      2,130    $      7,695              --   $          255
                                                      ============   ============    ============    ============   ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



                                                         REAL ESTATE                    TACTICAL                       GROWTH &
                                                         SECURITIES        VALUE       ALLOCATION     EQUITY INDEX      INCOME
                                                           TRUST           TRUST          TRUST           TRUST          TRUST
                                                        ------------   ------------    -----------    ------------   --------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)    $214,589,371   $134,874,088    $39,924,719    $124,823,180   $3,253,621,259
Repurchase agreements, at value                            7,036,000      1,139,000      2,349,000       1,704,000       31,296,000
Cash                                                             368            391            264           3,038               22
Receivables:
         Investments sold                                         --             --          9,500          69,924       14,294,155
         Variation margin for open futures contracts
            (Note 2)                                              --             --             --          10,100               --
         Dividends and interest                            1,373,072        154,541         15,735          91,275        1,479,431
         Foreign tax withholding reclaims                         --             --             --             386               --
         From Adviser                                             --             --             99              --               --
Other assets                                                   2,519          3,003             --           2,524           68,410
                                                        ------------   ------------    -----------    ------------   --------------
         Total assets                                    223,001,330    136,171,023     42,299,317     126,704,427    3,300,759,277
                                                        ------------   ------------    -----------    ------------   --------------

LIABILITIES
Payables:
         Investments purchased                                    --        990,908             --          21,524       14,001,777
         Dividend and interest withholding tax                    --             --             13              73               --
         Other payables and accrued expenses                  29,822         24,903         25,510          34,303          330,601
         Due to broker (securities lending)               17,992,894      1,038,000             --       3,297,283       58,920,944
                                                        ------------   ------------    -----------    ------------   --------------
         Total liabilities                                18,022,716      2,053,811         25,523       3,353,183       73,253,322
                                                        ------------   ------------    -----------    ------------   --------------
NET ASSETS                                              $204,978,614   $134,117,212    $42,273,794    $123,351,244   $3,227,505,955
                                                        ============   ============    ===========    ============   ==============

Net assets consist of:
Undistributed net investment income (Note 2)            $  4,819,634   $    753,064    $   122,877    $    596,139   $    4,920,618
Accumulated undistributed net realized gain (loss) on
         investments, futures, foreign currency and
         forward foreign currency contracts              (40,903,733)    (1,169,973)      (100,859)        129,474       77,008,090
Unrealized appreciation (depreciation) on:
         Investments                                       5,207,081    (14,968,728)       (58,815)     22,666,364    1,042,169,621
         Futures contracts                                        --             --             --         (27,557)              --
Capital shares at par value of $.01 (Note 4)                 153,540        105,253         33,941          68,642        1,043,531
Additional paid-in capital                               235,702,092    149,397,596     42,276,650      99,918,182    2,102,364,095
                                                        ------------   ------------    -----------    ------------   --------------
NET ASSETS                                              $204,978,614   $134,117,212    $42,273,794    $123,351,244   $3,227,505,955
                                                        ============   ============    ===========    ============   ==============
Capital shares outstanding (Note 4)                       15,354,073     10,525,346      3,394,111       6,864,210      104,353,091
                                                        ------------   ------------    -----------    ------------   --------------
Net asset value, offering price and redemption price
        per share                                       $      13.35   $      12.74    $     12.46    $      17.97   $        30.93
                                                        ============   ============    ===========    ============   ==============
Investments in securities, including repurchase
         agreements, at identified cost (Note 2)        $216,418,289   $150,981,816    $42,332,534    $103,860,816   $2,242,747,638
                                                        ============   ============    ===========    ============   ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              U.S. LARGE CAP
                                                                  VALUE        EQUITY-INCOME   INCOME & VALUE     BALANCED
                                                                  TRUST            TRUST           TRUST           TRUST
                                                              --------------   -------------   -------------   -------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)           $ 346,315,217   $ 895,843,107   $ 630,450,882   $ 235,815,880
Repurchase agreements, at value                                    8,232,000      15,041,000      12,204,000       7,774,000
Cash                                                                     925             290             800             300
Foreign currency, at value                                                --          92,208           2,706              --
Receivables:
         Investments sold                                             66,389       3,357,978       1,824,055         748,102
         Dividends and interest                                      273,365       1,965,148       3,103,916       1,174,790
         Foreign tax withholding reclaims                                 --              --           2,823           3,945
Other assets                                                           4,085          19,661          13,622           5,432
                                                               -------------   -------------   -------------   -------------
         Total assets                                            354,891,981     916,319,392     647,602,804     245,522,449
                                                               -------------   -------------   -------------   -------------

LIABILITIES
Payables:
         Forward foreign currency contracts (Note 8)                      --           4,485              --              --
         Investments purchased                                       473,550       1,057,388         748,711       2,193,795
         Dividend and interest withholding tax                           403             733             596             105
         Other payables and accrued expenses                          35,860         130,272          81,911          34,507
         Due to broker (securities lending)                               --      30,536,502      49,324,472      10,143,840
                                                               -------------   -------------   -------------   -------------
         Total liabilities                                           509,813      31,729,380      50,155,690      12,372,247
                                                               -------------   -------------   -------------   -------------
NET ASSETS                                                     $ 354,382,168   $ 884,590,012   $ 597,447,114   $ 233,150,202
                                                               =============   =============   =============   =============

Net assets consist of:
Undistributed net investment income (Note 2)                   $     782,262   $   9,669,941   $   7,887,220   $   2,041,754
Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and
         forward foreign currency contracts                        1,251,287      52,145,282      14,725,454      (7,013,614)
Unrealized appreciation (depreciation) on:
         Investments                                              10,860,693       3,071,466         667,943      12,421,058
         Foreign currency and forward foreign currency
            contracts                                                     --           5,643              69            (371)
Capital shares at par value of $.01 (Note 4)                         270,589         611,596         579,742         135,561
Additional paid-in capital                                       341,217,337     819,086,084     573,586,686     225,565,814
                                                               -------------   -------------   -------------   -------------
NET ASSETS                                                     $ 354,382,168   $ 884,590,012   $ 597,447,114   $ 233,150,202
                                                               =============   =============   =============   =============
Capital shares outstanding (Note 4)                               27,058,856      61,159,646      57,974,210      13,556,089
                                                               -------------   -------------   -------------   -------------
Net asset value, offering price and redemption price
          per share                                            $       13.10   $       14.46   $       10.31   $       17.20
                                                               =============   =============   =============   =============
Investments in securities, including repurchase
         agreements, at identified cost (Note 2)               $ 343,686,524   $ 907,812,640   $ 641,986,938   $ 231,168,822
                                                               -------------   -------------   -------------   -------------
Investments in foreign currency, at identified cost
         (Note 2)                                                         --   $      92,208   $       2,631              --
                                                               =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   HIGH YIELD     STRATEGIC BOND    GLOBAL BOND      TOTAL RETURN
                                                                      TRUST           TRUST            TRUST             TRUST
                                                                  -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)               $ 246,007,524    $ 396,155,676    $ 195,011,552    $ 453,001,217
Repurchase agreements, at value                                      17,781,000               --          801,000        4,515,000
Cash                                                                        406               --               --              513
Foreign currency, at value                                                   --               --        3,522,038        5,538,523
Receivables:
        Forward foreign currency contracts (Note 8)                     174,409          568,099          188,483           20,196
        Investments sold                                              1,956,640        1,346,680       11,245,296          198,874
        Variation margin for open futures contracts
           (Note 2)                                                     266,880               --            7,502          286,052
        Dividends and interest                                        4,958,734        4,959,023        2,101,705        2,874,325
        Interest on swap agreement                                           --               --            5,100           57,620
Interest rate swap contracts (Notes 2 and 3)                                 --               --               --           74,291
Other assets                                                              4,303            7,153            2,937            3,425
                                                                  -------------    -------------    -------------    -------------
        Total assets                                                271,149,896      403,036,631      212,885,613      466,570,036
                                                                  -------------    -------------    -------------    -------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                     214,167          679,403          717,545           20,362
        Investments purchased                                         4,663,353       67,199,986       91,763,121      154,595,918
        Variation margin for open futures contracts (Note 2)                 --               --           25,358          155,581
        Dividend and interest withholding tax                               904            3,265            3,178               --
        Due to custodian                                                     --           83,136          110,480               --
        Other payables and accrued expenses                              45,520           91,058           60,863           52,889
        Due to broker (securities lending)                           14,615,303        5,477,685               --               --
Written options outstanding, at value: premiums received
        ($6,086 and $380,000 in the Global Bond and Total
        Return Trusts, respectively) (Notes 2 and 3)                         --               --            4,500          317,481
Interest rate swap contracts (Notes 2 and 3)                                 --               --           80,427               --
Deferred mortgage dollar roll income                                         --           31,212               --               --
                                                                  -------------    -------------    -------------    -------------
        Total liabilities                                            19,539,247       73,565,745       92,765,472      155,142,231
                                                                  -------------    -------------    -------------    -------------
NET ASSETS                                                        $ 251,610,649    $ 329,470,886    $ 120,120,141    $ 311,427,805
                                                                  =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income (Note 2)                      $  11,197,903    $  15,947,476    $   3,502,955    $   7,895,933
Accumulated undistributed net realized gain (loss) on
        investments, futures, options, foreign currency and
        forward foreign currency contracts                           (4,005,425)     (26,625,191)     (13,342,532)      (3,646,532)
Unrealized appreciation (depreciation) on:
        Investments                                                 (23,854,845)     (21,047,182)      (8,721,227)      (4,108,960)
        Futures contracts, written options and swap agreement           274,000               --         (779,345)       1,133,410
        Foreign currency and forward foreign currency contracts         (40,785)        (115,064)        (872,313)          35,135
Capital shares at par value of $.01 (Note 4)                            199,233          316,795          107,601          250,054
Additional paid-in capital                                          267,840,568      360,994,052      140,225,002      309,868,765
                                                                  -------------    -------------    -------------    -------------
NET ASSETS                                                        $ 251,610,649    $ 329,470,886    $ 120,120,141    $ 311,427,805
                                                                  =============    =============    =============    =============
Capital shares outstanding (Note 4)                                  19,923,282       31,679,595       10,760,120       25,005,435
                                                                  -------------    -------------    -------------    -------------
Net asset value, offering price and redemption price per share    $       12.63    $       10.40    $       11.16    $       12.45
                                                                  =============    =============    =============    =============
Investments in securities, including repurchase agreements, at
        identified cost (Note 2)                                  $ 287,643,369    $ 417,202,858    $ 205,386,777    $ 461,625,177
                                                                  -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost (Note 2)                 --               --    $   3,535,502    $   5,454,838
                                                                  =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        U.S.
                                                                    INVESTMENT      DIVERSIFIED      GOVERNMENT          MONEY
                                                                   QUALITY BOND        BOND          SECURITIES          MARKET
                                                                       TRUST           TRUST            TRUST            TRUST
                                                                   -------------    -------------   --------------    -------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)               $ 318,613,617    $ 221,182,666    $ 339,015,349    $ 848,493,565
Repurchase agreement, at value                                         1,148,000        4,541,000       30,550,000       40,628,000
Cash                                                                         720              218            1,200              479
Foreign currency, at value                                                    --              441               --               --
Receivables:
         Investments sold                                                224,748        1,521,353        2,511,233               --
         Dividends and interest                                        4,630,314        2,733,317        2,045,041          401,145
         Foreign tax withholding reclaims                                 14,656              420               --               --
Other assets                                                               6,173            4,036            6,361           19,976
                                                                   -------------    -------------    -------------    -------------
         Total assets                                                324,638,228      229,983,451      374,129,184      889,543,165
                                                                   -------------    -------------    -------------    -------------

LIABILITIES
Payables:
         Investments purchased                                         1,255,323          743,578       75,577,575               --
         Dividends                                                            --               --               --          147,553
         Dividend and interest withholding tax                             1,624               --               --               --
         Other payables and accrued expenses                              76,146           42,395           77,361           99,416
         Due to broker (securities lending)                           49,255,186       33,552,600               --               --
Deferred mortgage dollar roll income                                          --               --           37,466               --
                                                                   -------------    -------------    -------------    -------------
         Total liabilities                                            50,588,279       34,338,573       75,692,402          246,969
                                                                   -------------    -------------    -------------    -------------
NET ASSETS                                                         $ 274,049,949    $ 195,644,878    $ 298,436,782    $ 889,296,196
                                                                   =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income (Note 2)                       $   9,689,130    $   6,735,639    $  10,272,060               --
Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and
         forward foreign currency contracts                           (8,790,081)      (3,447,731)     (15,039,223)              --
Unrealized appreciation (depreciation) on:
         Investments                                                 (15,784,490)      (6,108,879)      (6,312,564)              --
         Foreign currency and forward foreign currency contracts              --               23               --               --
Capital shares at par value of $.01 (Note 4)                             247,713          200,440          235,214          889,296
Additional paid-in capital                                           288,687,677      198,265,386      309,281,295      888,406,900
                                                                   -------------    -------------    -------------    -------------
NET ASSETS                                                         $ 274,049,949    $ 195,644,878    $ 298,436,782    $ 889,296,196
                                                                   =============    =============    =============    =============
Capital shares outstanding (Note 4)                                   24,771,299       20,044,030       23,521,411       88,929,620
                                                                   -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
           price per share                                         $       11.06    $        9.76    $       12.69    $       10.00
                                                                   =============    =============    =============    =============
Investments in securities, including repurchase
         agreements, at identified cost (Note 2)                   $ 335,546,106    $ 231,832,546    $ 375,877,914    $ 889,121,565
                                                                   -------------    -------------    -------------    -------------
Investments in foreign currency, at identified
        cost (Note 2)                                                         --    $         428               --               --
                                                                   =============    =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         TOTAL
                                                        SMALL CAP    INTERNATIONAL      MID CAP       STOCK MARKET        500
                                                          INDEX          INDEX           INDEX           INDEX           INDEX
                                                          TRUST          TRUST           TRUST           TRUST           TRUST
                                                      ------------    ------------    ------------    ------------    ------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of
             investments)                             $ 25,129,165    $ 45,903,634    $ 14,187,713    $ 43,598,520    $ 34,059,265
Repurchase agreements, at value                          6,136,000       1,020,000       2,084,000       3,487,000       4,556,000
Cash                                                           895             441             728           2,396             558
Foreign currency, at value                                      --         188,450              --              --              --
Receivables:
        Investments sold                                        --          13,892              --          56,335          23,947
        Variation margin for open futures
           contracts (Note 2)                              414,425           3,146              --          27,050          60,600
        Dividends and interest                               1,082          36,707           8,598          33,330          21,102
        Foreign tax withholding reclaims                        --          21,311              --              --              --
        From Adviser                                         3,081           3,849           3,934           2,080           4,042
                                                      ------------    ------------    ------------    ------------    ------------
        Total assets                                    31,684,648      47,191,430      16,284,973      47,206,711      38,725,514
                                                      ------------    ------------    ------------    ------------    ------------

LIABILITIES
Payables:
        Investments purchased                                   --           2,969              --           7,761           4,447
        Variation margin for open futures contracts
           (Note 2)                                             --              --          29,200              --              --
        Dividend and interest withholding tax                   --           3,430              --              18              16
        Other payables and accrued expenses                  6,373           7,053           5,670           7,065           6,121
                                                      ------------    ------------    ------------    ------------    ------------
        Total liabilities                                    6,373          13,452          34,870          14,844          10,584
                                                      ------------    ------------    ------------    ------------    ------------
NET ASSETS                                            $ 31,678,275    $ 47,177,978    $ 16,250,103    $ 47,191,867    $ 38,714,930
                                                      ============    ============    ============    ============    ============

Net assets consist of:
Undistributed net investment income (Note 2)          $    279,243    $    211,125    $     30,530    $     80,504    $     72,870
Accumulated undistributed net realized gain (loss)
        on investments, futures, foreign currency
        and forward foreign currency contracts            (322,488)        293,248          33,222          98,733          (3,933)
Unrealized appreciation (depreciation) on:
        Investments                                             --          11,409        (154,718)       (287,446)       (211,013)
        Futures contracts                                   80,203          (5,677)        (38,248)        (33,632)        (84,869)
        Foreign currency and forward foreign
          currency contracts                                    --           2,326              --               1              --
Capital shares at par value of $.01 (Note 4)                25,345          37,323          13,109          37,912          31,294
Additional paid-in capital                              31,615,972      46,628,224      16,366,208      47,295,795      38,910,581
                                                      ------------    ------------    ------------    ------------    ------------
NET ASSETS                                            $ 31,678,275    $ 47,177,978    $ 16,250,103    $ 47,191,867    $ 38,714,929
                                                      ============    ============    ============    ============    ============
Capital shares outstanding (Note 4)                      2,534,504       3,732,294       1,310,930       3,791,188       3,129,404
                                                      ------------    ------------    ------------    ------------    ------------
Net asset value, offering price and redemption
       price per share                                $      12.50    $      12.64    $      12.40    $      12.45    $      12.37
                                                      ============    ============    ============    ============    ============
Investments in securities, including repurchase
       agreements, at identified cost (Note 2)        $ 31,265,165    $ 46,912,225    $ 16,426,431    $ 47,372,966    $ 38,826,278
                                                      ------------    ------------    ------------    ------------    ------------
Investments in foreign currency, at identified
       cost (Note 2)                                            --    $    187,146              --              --              --
                                                      ============    ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      LIFESTYLE       LIFESTYLE      LIFESTYLE        LIFESTYLE        LIFESTYLE
                                                  AGGRESSIVE 1000     GROWTH 820    BALANCED 640     MODERATE 460   CONSERVATIVE 280
                                                       TRUST            TRUST          TRUST            TRUST            TRUST
                                                  ---------------   -------------   -------------   --------------  ----------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of
            investments)                           $ 127,082,906    $ 493,971,836   $ 489,891,308    $ 175,531,164    $ 98,293,802
Cash                                                       2,418              706           1,849              272              86
Receivables:
         Dividends and interest                               --               --           2,432            3,198           3,261
         From adviser                                      5,073           38,225          19,259            1,299           1,825
Other assets                                               2,221            9,684           9,720            3,712           2,184
                                                   -------------    -------------   -------------    -------------    ------------
         Total assets                                127,092,618      494,020,451     489,924,568      175,539,645      98,301,158
                                                   -------------    -------------   -------------    -------------    ------------

LIABILITIES
Payables:
         Adviser fee                                      14,003           43,269          43,413           18,461          12,099
         Dividends                                            --               --           2,432            3,198           3,261
         Other payables and accrued expenses               7,087           47,909          28,979            5,011           4,009
                                                   -------------    -------------   -------------    -------------    ------------
         Total liabilities                                21,090           91,178          74,824           26,670          19,369
                                                   -------------    -------------   -------------    -------------    ------------
NET ASSETS                                         $ 127,071,528    $ 493,929,273   $ 489,849,744    $ 175,512,975    $ 98,281,789
                                                   =============    =============   =============    =============    ============

Net assets consist of:
Undistributed net investment income (loss)
         (Note 2)                                  $     (14,004)   $    (43,269)   $     (43,412)   $     (18,462)   $   (12,099)
Accumulated undistributed net realized gain
         (loss) on  investments                        3,126,573        8,827,515       1,413,264       (5,584,017)       (775,263)
Unrealized appreciation (depreciation) on:
         Investments                                   2,258,437        4,625,381       6,801,274         (648,347)     (1,800,956)
Capital shares at par value of $.01 (Note 4)              90,699          348,747         358,301          136,504          77,631
Additional paid-in capital                           121,609,823      480,170,899     481,320,317      181,627,297     100,792,476
                                                   -------------    -------------   -------------    -------------    ------------
NET ASSETS                                         $ 127,071,528    $ 493,929,273   $ 489,849,744    $ 175,512,975    $ 98,281,789
                                                   =============    =============   =============    =============    ============
Capital shares outstanding (Note 4)                    9,069,923       34,874,742      35,829,821       13,650,237       7,762,900
                                                   -------------    -------------   -------------    -------------    ------------
Net asset value, offering price and redemption
          price per share                          $       14.01    $       14.16   $       13.67    $       12.86    $      12.66
                                                   =============    =============   =============    =============    ============
Investments in securities, including repurchase
         agreements, at identified cost (Note 2)   $ 124,824,468    $ 489,346,455   $ 483,090,034    $ 176,179,511    $100,094,759
                                                   =============    =============   =============    =============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              PACIFIC RIM
                                                                EMERGING      INTERNET     SCIENCE &    INTERNATIONAL    AGGRESSIVE
                                                                MARKETS    TECHNOLOGIES   TECHNOLOGY       SMALL CAP       GROWTH
                                                                 TRUST        TRUST *       TRUST           TRUST          TRUST
                                                             ------------   -----------  ------------    ------------   ------------
Investment Income:
          Interest                                           $    253,529   $   40,919   $  3,030,753    $    386,948   $   499,225
          Dividends                                               711,911          137        448,298       1,343,545        63,019
          Less: Foreign taxes withheld                            (87,270)          --        (50,798)       (187,868)           --
                                                             ------------   ----------   ------------    ------------   -----------
          Total income                                            878,170       41,056      3,428,253       1,542,625       562,244
                                                             ------------   ----------   ------------    ------------   -----------
Expenses:
          Investment adviser fee (Note 6)                         426,652       33,985      8,004,018       1,822,105     1,130,603
          Custodian fee                                            81,835       11,449        152,392         555,010        58,005
          Printing and postage fees                                 3,288          162         42,706          10,431         5,907
          Audit and legal fees                                      3,199          150         41,764           9,968         5,625
          Registration and filing fees                              1,048           53         13,726           3,199         1,791
          Fund administration fees (Note 6)                         3,812          137         49,525          11,559         6,465
          Trustees fees and expenses (Note 7)                         956           41         12,507           2,913         1,645
          Miscellaneous                                             1,335           30          8,743          53,820         2,673
                                                             ------------   ----------   ------------    ------------   -----------
          Expense before reimbursement by investment
              adviser                                             522,125       46,007      8,325,381       2,469,005     1,212,714
          Reimbursement of expenses by investment
              adviser (Note 6)                                         --           --        (18,981)             --            --
                                                             ------------   ----------   ------------    ------------   -----------
          Total expenses                                          522,125       46,007      8,306,400       2,469,005     1,212,714
                                                             ------------   ----------   ------------    ------------   -----------
Net investment income                                             356,045       (4,951)    (4,878,147)       (926,380)     (650,470)
                                                             ------------   ----------   ------------    ------------   -----------

Realized and unrealized gain (loss) on investments,
          foreign currency and forward foreign currency
            contracts:
Net realized gain (loss) on:
          Investments transactions                              5,891,625       (8,240)    33,203,175      13,161,844    27,070,378
          Foreign currency and forward foreign currency
             contracts                                            136,280           --       (247,127)     (2,062,600)           --
Change in unrealized appreciation (depreciation) on:
          Investments                                         (11,181,805)   1,704,408    (94,523,314)    (58,624,148)    4,962,116
          Translation of foreign currency and forward
             foreign currency contracts                            56,572           --             42          35,291            --
                                                             ------------   ----------   ------------    ------------   -----------
          Net gain (loss) on investments, foreign currency
             and forward foreign currency contracts            (5,097,328)   1,696,168    (61,567,224)    (47,489,613)   32,032,494
                                                             ------------   ----------   ------------    ------------   -----------

          Net increase (decrease) in net assets resulting
             from operations                                 $ (4,741,283)  $1,691,217   $(66,445,371)   $(48,415,993)  $31,382,024
                                                             ============   ==========   ============    ============   ===========

* For the period May 1, 2000 (commencement of operations) through June 30, 2000.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                              SMALL
                                                              EMERGING       COMPANY       DYNAMIC        MID CAP       ALL CAP
                                                           SMALL COMPANY      BLEND         GROWTH         STOCK         GROWTH
                                                               TRUST          TRUST         TRUST *        TRUST         TRUST
                                                           ------------   ------------   ------------   ------------   ------------
Investment Income:
          Interest                                         $  2,007,439   $    197,107   $    169,207   $    315,377   $  1,684,455
          Dividends                                             820,492        186,551          3,743        184,045        608,133
          Less: Foreign taxes withheld                               --           (115)            --             --        (15,593)
                                                           ------------   ------------   ------------   ------------   ------------
          Total income                                        2,827,931        383,543        172,950        499,422      2,276,995
                                                           ------------   ------------   ------------   ------------   ------------
Expenses:
          Investment adviser fee (Note 6)                     2,865,995        398,614         57,869        467,747      3,834,711
          Custodian fee                                          71,633         46,384          6,120         28,115        104,577
          Printing and postage fees                              17,260          2,269            272          3,291         25,311
          Audit and legal fees                                   16,381          2,205            250          2,904         24,187
          Registration and filing fees                            5,250            721             89            939          7,752
          Fund administration fees (Note 6)                      19,025          2,672            229          3,280         28,249
          Trustees fees and expenses (Note 7)                     4,775            647             68            852          6,916
          Miscellaneous                                           4,349            436             51          2,225          6,624
                                                           ------------   ------------   ------------   ------------   ------------
          Total expenses                                      3,004,668        453,948         64,948        509,353      4,038,327
                                                           ------------   ------------   ------------   ------------   ------------
Net investment income                                          (176,737)       (70,405)       108,002         (9,931)    (1,761,332)
                                                           ------------   ------------   ------------   ------------   ------------

Realized and unrealized gain (loss) on investments, and
  options contracts:
Net realized gain (loss) on:
          Investments transactions                            8,914,202      6,961,846        298,089     (5,795,286)    40,342,703
          Options contracts                                          --             --             --             --      2,168,767
Change in unrealized appreciation (depreciation) on:
          Investments                                        52,918,531     (2,330,421)      (516,133)     1,829,184     18,508,004
          Options contracts                                          --             --             --             --       (349,399)
                                                           ------------   ------------   ------------   ------------   ------------
          Net gain (loss) on investments, and option
               contracts                                     61,832,733      4,631,425       (218,044)    (3,966,102)    60,670,075
                                                           ------------   ------------   ------------   ------------   ------------

          Net increase (decrease) in net assets resulting
              from operations                              $ 61,655,996   $  4,561,020   ($   110,042)  ($ 3,976,033)  $ 58,908,743
                                                           ============   ============   ============   ============   ============



* For the period May 1, 2000 (commencement of operations) to June 30, 2000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                         SMALL
                                                                      INTERNATIONAL   INTERNATIONAL     MID CAP         COMPANY
                                                         OVERSEAS         STOCK          VALUE           BLEND           VALUE
                                                          TRUST           TRUST          TRUST           TRUST           TRUST
                                                      -------------   -------------   -------------   -------------   -------------
Investment Income:
      Interest                                        $     959,347   $     434,998   $     208,471   $   2,462,553   $      40,816
      Dividends                                           3,906,666       2,092,333       2,209,495       7,654,594         621,111
      Less: Foreign taxes withheld                         (612,137)       (304,645)       (253,754)        (31,826)           (284)
                                                      -------------   -------------   -------------   -------------   -------------
      Total income                                        4,253,876       2,222,686       2,164,212      10,085,321         661,643
                                                      -------------   -------------   -------------   -------------   -------------
Expenses:
      Investment adviser fee (Note 6)                     2,165,226       1,340,917         585,024       6,922,027         489,160
      Custodian fee                                         435,005         218,324          99,768         179,004          81,890
      Printing and postage fees                              14,611           8,311           3,385          60,576           3,438
      Audit and legal fees                                   13,814           7,599           3,009          56,781           3,070
      Registration and filing fees                            4,435           2,371             975          17,742             927
      Fund administration fees (Note 6)                      16,075           8,603           3,412          65,564           3,412
      Trustees fees and expenses (Note 7)                     4,022           2,153             883          16,030             833
      Miscellaneous                                           5,584           2,272             796          17,922           4,880
                                                      -------------   -------------   -------------   -------------   -------------
      Expense before reimbursement by investment
         adviser                                          2,658,772       1,590,550         697,252       7,335,646         587,610
      Reimbursement of expenses by investment
         adviser (Note 6)                                        --          (3,293)             --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
      Total expenses                                      2,658,772       1,587,257         697,252       7,335,646         587,610
                                                      -------------   -------------   -------------   -------------   -------------
Net investment income                                     1,595,104         635,429       1,466,960       2,749,675          74,033
                                                      -------------   -------------   -------------   -------------   -------------

Realized and unrealized gain (loss) on
      investments, futures foreign currency and
      forward foreign currency contracts:
Net realized gain (loss) on:
      Investments transactions                           24,295,208       5,978,956         675,771     188,403,827       3,779,403
      Futures contracts                                     117,867              --              --        (178,808)             --
      Foreign currency and forward foreign currency
        contracts                                           (69,057)        214,928        (218,610)         18,512              (5)
Change in unrealized appreciation (depreciation) on:
      Investments                                       (44,701,121)    (15,723,673)       (831,340)   (206,473,318)     (2,599,580)
      Futures contracts                                     (64,886)             --              --              --              --
      Translation of foreign currency and forward
      foreign currency contracts                            (12,581)          5,280           5,439          (1,553)             --
                                                      -------------   -------------   -------------   -------------   -------------
      Net gain (loss) on investments, futures,
         foreign currency and forward currency
         contracts                                      (20,434,570)     (9,524,509)       (368,740)    (18,231,340)      1,179,818
                                                      -------------   -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets
        resulting from operations                     $( 18,839,466)  $(  8,889,080)  $   1,098,220   $( 15,481,665)  $   1,253,851
                                                      =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            GLOBAL                        LARGE CAP    QUANTITATIVE     BLUE CHIP
                                                            EQUITY         GROWTH          GROWTH          EQUITY        GROWTH
                                                            TRUST           TRUST          TRUST           TRUST          TRUST
                                                        -------------   -------------  -------------   -------------  -------------
Investment Income:
          Interest                                      $     990,215   $     326,027  $     698,851   $     651,064  $   1,167,110
          Dividends                                        10,142,778       2,341,593      1,391,928       1,864,536      6,379,281
          Less: Foreign taxes withheld                       (968,875)             --        (18,241)         (2,910)       (61,062)
                                                        -------------   -------------  -------------   -------------  -------------
          Total income                                     10,164,118       2,667,620      2,072,538       2,512,690      7,485,329
                                                        -------------   -------------  -------------   -------------  -------------
Expenses:
          Investment adviser fee (Note 6)                   3,434,170       3,171,646      2,068,604       1,663,289      7,987,788
          Custodian fee                                       392,497          64,837         93,780          54,516        142,609
          Printing and postage fees                            30,033          23,511         15,600          15,621         61,984
          Audit and legal fees                                 26,740          22,377         14,471          14,638         58,640
          Registration and filing fees                          8,921           7,198          5,334           5,169         18,629
          Fund administration fees (Note 6)                    32,332          26,187         16,909          16,956         68,401
          Trustees fees and expenses (Note 7)                   7,913           6,545          4,188           4,216         16,831
          Miscellaneous                                         9,611           4,773          4,161           4,691         15,451
                                                        -------------   -------------  -------------   -------------  -------------
          Expense before reimbursement by investment
              adviser                                       3,942,217       3,327,074      2,223,047       1,779,096      8,370,333
          Reimbursement of expenses by investment
              adviser (Note 6)                                     --              --             --              --        (23,545)
                                                        -------------   -------------  -------------   -------------  -------------
          Total expenses                                    3,942,217       3,327,074      2,223,047       1,779,096      8,346,788
                                                        -------------   -------------  -------------   -------------  -------------
Net investment income                                       6,221,901        (659,454)      (150,509)        733,594       (861,459)
                                                        -------------   -------------  -------------   -------------  -------------

Realized and unrealized gain (loss) on investments,
          foreign currency and forward foreign
          currency contracts:
Net realized gain (loss) on:
          Investments transactions                         62,061,660      45,786,903     21,158,924      59,330,212     46,421,341
          Foreign currency and forward foreign
             currency contracts                             7,717,171              --          7,840              --        (14,508)
Change in unrealized appreciation (depreciation) on:
          Investments                                     (45,505,602)    (14,909,002)   (18,457,248)    (12,676,635)    78,582,252
          Translation of foreign currency and forward
          foreign currency contracts                       (3,577,041)           (210)        (2,326)             --            (16)
                                                        -------------   -------------  -------------   -------------  -------------
          Net gain (loss) on investments, foreign
          currency and forward currency contracts          20,696,188      30,877,691      2,707,190      46,653,577    124,989,069
                                                        -------------   -------------  -------------   -------------  -------------

          Net increase (decrease) in net assets
            resulting from operations                   $  26,918,089   $  30,218,237  $   2,556,681   $  47,387,171  $ 124,127,610
                                                        =============   =============  =============   =============  =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                             REAL ESTATE                    TACTICAL                     GROWTH &
                                                             SECURITIES       VALUE        ALLOCATION   EQUITY INDEX      INCOME
                                                               TRUST          TRUST          TRUST *       TRUST          TRUST
                                                           ------------   ------------   ------------   ------------   ------------
Investment Income:
          Interest                                         $    101,683   $    124,522   $    166,190   $    184,385   $    792,093
          Dividends                                           5,437,059      1,254,944         38,979        634,121     16,734,970
          Less: Foreign taxes withheld                               --             --           (500)        (3,340)       (92,693)
                                                           ------------   ------------   ------------   ------------   ------------
          Total income                                        5,538,742      1,379,466        204,669        815,166     17,434,370
                                                           ------------   ------------   ------------   ------------   ------------
Expenses:
          Investment adviser fee (Note 6)                       683,181        573,466         56,181        144,614     11,861,507
          Custodian fee                                          36,419         26,219         24,565         58,920        215,944
          Printing and postage fees                               6,632          5,574            325          3,997        113,156
          Audit and legal fees                                    6,127          5,054            299          3,807        106,568
          Registration and filing fees                            2,321          1,511            106          1,201         33,637
          Fund administration fees (Note 6)                       7,058          5,642            273          4,468        124,007
          Trustees fees and expenses (Note 7)                     1,752          1,349             82          1,099         30,385
          Miscellaneous                                           3,604          7,585             60            921         28,548
                                                           ------------   ------------   ------------   ------------   ------------
          Expense before reimbursement by investment
              adviser                                           747,094        626,400         81,891        219,027     12,513,752
          Reimbursement of expenses by investment
              adviser (Note 6)                                       --             --            (99)            --             --
                                                           ------------   ------------   ------------   ------------   ------------
          Total expenses                                        747,094        626,400         81,792        219,027     12,513,752
                                                           ------------   ------------   ------------   ------------   ------------
Net investment income                                         4,791,648        753,066        122,877        596,139      4,920,618
                                                           ------------   ------------   ------------   ------------   ------------

Realized and unrealized gain (loss) on investments, and
          futures contracts:
Net realized gain (loss) on:
          Investments transactions                           (3,520,406)     1,379,770       (100,859)       364,074     77,008,090
          Futures and options contracts                              --             --             --         10,094             --
Change in unrealized appreciation (depreciation) on:
          Investments                                        13,534,153     (8,347,222)       (58,815)    (1,566,150)   (61,875,815)
          Futures contracts                                          --             --             --       (111,157)            --
                                                           ------------   ------------   ------------   ------------   ------------

          Net gain (loss) on investments, and futures
              contracts                                      10,013,747     (6,967,452)      (159,674)    (1,303,139)    15,132,275
                                                           ------------   ------------   ------------   ------------   ------------

          Net increase (decrease) in net assets resulting
             from operations                               $ 14,805,395   ($ 6,214,386)  ($    36,797)  ($   707,000)  $ 20,052,893
                                                           ============   ============   ============   ============   ============



*  For the period May 1, 2000 (commencement of operations) through June 30, 2000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



                                                           U.S. LARGE CAP     EQUITY-       INCOME &
                                                                VALUE          INCOME        VALUE         BALANCED
                                                                TRUST          TRUST         TRUST          TRUST
                                                           --------------  ------------   ------------   ------------
Investment Income:
          Interest                                          $    388,610   $  1,067,130   $  8,011,898   $  2,698,658
          Dividends                                            1,615,634     12,920,390      2,497,925        373,805
          Less: Foreign taxes withheld                           (16,397)       (92,120)       (22,875)        (1,753)
                                                            ------------   ------------   ------------   ------------
          Total income                                         1,987,847     13,895,400     10,486,948      3,070,710
                                                            ------------   ------------   ------------   ------------
Expenses:
          Investment adviser fee (Note 6)                      1,141,335      4,006,651      2,436,658        949,072
          Custodian fee                                           37,009         93,336         74,511         35,432
          Printing and postage fees                                7,209         35,673         23,200          9,441
          Audit and legal fees                                     6,693         33,008         21,680          8,788
          Registration and filing fees                             2,188         10,207          6,707          2,719
          Fund administration fees (Note 6)                        7,781         37,915         25,023         10,109
          Trustees fees and expenses (Note 7)                      1,876          9,157          6,071          2,237
          Miscellaneous                                            1,494         10,443          5,878         11,159
                                                            ------------   ------------   ------------   ------------
          Expense before reimbursement by investment
              adviser                                          1,205,585      4,236,390      2,599,728      1,028,957
          Reimbursement of expenses by investment
              adviser (Note 6)                                        --        (10,930)            --             --
                                                            ------------   ------------   ------------   ------------
          Total expenses                                       1,205,585      4,225,460      2,599,728      1,028,957
                                                            ------------   ------------   ------------   ------------
Net investment income                                            782,262      9,669,940      7,887,220      2,041,753
                                                            ------------   ------------   ------------   ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
          Investments transactions                             1,251,299     52,461,477     14,921,293     (6,531,985)
          Foreign currency and forward foreign currency
             contracts                                               (12)       (10,219)          (432)       (11,807)
Change in unrealized appreciation (depreciation) on:
          Investments                                          5,424,825    (94,279,747)    (9,115,913)     6,562,166
          Translation of foreign currency and forward
            foreign currency contracts                                --          5,181            504          5,144
                                                            ------------   ------------   ------------   ------------
          Net gain (loss) on investments, foreign currency
             and forward currency contracts                    6,676,112    (41,823,308)     5,805,452         23,518
                                                            ------------   ------------   ------------   ------------

          Net increase (decrease) in net assets resulting
             from operations                                $  7,458,374   $(32,153,368)  $ 13,692,672   $  2,065,271
                                                            ============   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               HIGH         STRATEGIC        GLOBAL         TOTAL
                                                               YIELD           BOND           BOND          RETURN
                                                               TRUST          TRUST           TRUST          TRUST
                                                           ------------    ------------    ------------    ------------
Investment Income:
        Interest                                           $ 12,226,320    $ 15,866,634    $  3,608,228    $  8,994,963
        Mortgage dollar rolls                                        --         299,398              --              --
        Dividends                                               148,428        (150,991)             --          69,000
        Less: Foreign taxes withheld                              2,561          30,312             285              --
                                                           ------------    ------------    ------------    ------------
        Total income                                         12,377,309      16,045,353       3,608,513       9,063,963
                                                           ------------    ------------    ------------    ------------
Expenses:
        Investment adviser fee (Note 6)                         923,271       1,348,824         511,197       1,049,252
        Custodian fee                                            46,581         118,011          98,421          53,553
        Printing and postage fees                                 8,311          13,494           5,365           7,900
        Audit and legal fees                                      7,562          12,286           4,938           6,924
        Registration and filing fees                              2,381           3,780           1,505           2,245
        Fund administration fees (Note 6)                         8,684          13,961           5,647           7,824
        Trustees fees and expenses (Note 7)                       2,159           3,404           1,349           2,033
        Miscellaneous                                             5,705           6,891          23,154           6,403
                                                           ------------    ------------    ------------    ------------
        Total expenses                                        1,004,654       1,520,651         651,576       1,136,134
                                                           ------------    ------------    ------------    ------------
Net investment income                                        11,372,655      14,524,702       2,956,937       7,927,829
                                                           ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments,
   futures foreign currency and forward foreign
   currency contracts:
Net realized gain (loss) on:
        Investments transactions                             (2,468,749)       (133,633)      3,034,499         646,551
        Futures and options contracts                            89,152        (708,065)     (1,831,754)     (3,242,684)
        Interest rate swaps                                          --              --         (48,521)       (179,489)
        Foreign currency and forward foreign currency
         contracts                                              995,082      (3,747,238)     (3,242,087)        400,102
Change in unrealized appreciation (depreciation) on:
        Investments                                         (12,827,986)     (2,632,847)     (1,416,912)      1,965,355
        Futures contracts                                       100,937              --          59,517       1,774,156
        Options contracts                                            --              --        (865,772)        109,514
        Interest rate swaps                                          --              --         (85,227)        124,109
        Translation of foreign currency and forward
        foreign currency contracts                             (196,575)        (10,914)         92,239         (19,056)
                                                           ------------    ------------    ------------    ------------
        Net gain (loss) on investments, foreign currency
        and forward currency contracts                      (14,308,139)     (7,232,697)     (4,304,018)      1,578,559
                                                           ------------    ------------    ------------    ------------

        Net increase (decrease) in net assets resulting
           from operations                                 $( 2,935,484)   $  7,292,005    $( 1,347,081)   $  9,506,388
                                                           ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                              U.S.
                                                           INVESTMENT      DIVERSIFIED     GOVERNMENT        MONEY
                                                          QUALITY BOND        BOND         SECURITIES       MARKET
                                                             TRUST           TRUST           TRUST           TRUST
                                                         -------------    ------------   -------------    ------------
Investment Income:
        Interest                                          $ 10,686,829    $  7,587,121    $ 11,047,964    $ 26,664,209
        Mortgage dollar rolls                                       --              --         969,121              --
        Dividends                                               21,763          (1,072)             --              --
        Less: Foreign taxes withheld                              (584)            (89)             --              --
                                                          ------------    ------------    ------------    ------------
        Total income                                        10,708,008       7,585,960      12,017,085      26,664,209
                                                          ------------    ------------    ------------    ------------
Expenses:
        Investment adviser fee (Note 6)                        893,923         768,188       1,051,735       2,241,365
        Custodian fee                                           84,394          38,782          79,943          74,034
        Printing and postage fees                                8,209           7,687          14,067          33,832
        Audit and legal fees                                     9,470           7,022          11,598          32,082
        Registration and filing fees                             3,088           2,190           3,570          10,209
        Fund administration fees (Note 6)                       11,827           8,058          13,235          37,884
        Trustees fees and expenses (Note 7)                      2,771           1,980           3,218           9,287
        Miscellaneous                                            5,196          16,413           4,463           5,152
                                                          ------------    ------------    ------------    ------------
        Total expenses                                       1,018,878         850,320       1,181,829       2,443,845
                                                          ------------    ------------    ------------    ------------
Net investment income                                        9,689,130       6,735,640      10,835,256      24,220,364
                                                          ------------    ------------    ------------    ------------
Realized and unrealized gain (loss) on investments,
       foreign currency and forward foreign currency
       contracts:
Net realized gain (loss) on:
        Investments transactions                            (3,835,830)     (3,343,937)     (7,937,378)             --
        Foreign currency and forward foreign currency
         contracts                                                  --             (84)             --              --
Change in unrealized appreciation (depreciation) on:
        Investments                                          2,436,073       1,811,751       7,834,797              --
        Translation of foreign currency and forward
         foreign currency contracts                                 --              83              --              --
                                                          ------------    ------------    ------------    ------------
        Net gain (loss) on investments, foreign
         currency and forward currency contracts            (1,399,757)     (1,532,187)       (102,581)             --
                                                          ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets resulting
         from operations                                  $  8,289,373    $  5,203,453    $ 10,732,675    $ 24,220,364
                                                          ============    ============    ============    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                  TOTAL
                                                         SMALL CAP   INTERNATIONAL  MID CAP    STOCK MARKET    500
                                                           INDEX         INDEX       INDEX         INDEX      INDEX
                                                          TRUST *       TRUST *     TRUST *       TRUST *     TRUST *
                                                         ---------   ------------  ---------    ---------    ---------
Investment Income:
       Interest                                          $ 308,393    $  60,240    $  15,043    $  45,019    $  48,544
       Dividends                                                --      223,288       30,751       79,341       52,246
       Less: Foreign taxes withheld                             --      (27,643)          --          (23)        (676)
                                                         ---------    ---------    ---------    ---------    ---------
       Total income                                        308,393      255,885       45,794      124,337      100,114
                                                         ---------    ---------    ---------    ---------    ---------
Expenses:
       Investment adviser fee (Note 6)                      25,319       40,795       13,335       38,346       24,875
       Custodian fee                                         4,979        4,979        4,979        4,979        4,979
       Printing and postage fees                               488          732          244          732          406
       Audit and legal fees                                    449          673          224          673          374
       Registration and filing fees                            160          239           80          239          133
       Fund administration fees (Note 6)                       410          615          205          615          342
       Trustees fees and expenses (Note 7)                     123          184           61          184          102
       Miscellaneous                                           303          392           70          145           75
                                                         ---------    ---------    ---------    ---------    ---------
       Expense before reimbursement by investment
           adviser                                          32,231       48,609       19,198       45,913       31,286
       Reimbursement of expenses by investment
           adviser (Note 6)                                 (3,081)      (3,849)      (3,934)      (2,080)      (4,042)
                                                         ---------    ---------    ---------    ---------    ---------
       Total expenses                                       29,150       44,760       15,264       43,833       27,244
                                                         ---------    ---------    ---------    ---------    ---------
Net investment income                                      279,243      211,125       30,530       80,504       72,870
                                                         ---------    ---------    ---------    ---------    ---------

Realized and unrealized gain (loss) on investments,
       futures contracts foreign currency and forward
       foreign currency contracts:
Net realized gain (loss) on:
       Investments transactions                               (419)     (37,382)      38,498         (933)      64,209
       Futures contracts                                  (322,069)          --       (5,274)      99,666      (68,142)
       Foreign currency and forward foreign currency
         contracts                                              --      330,630           --           --           --
Change in unrealized appreciation (depreciation) on:
       Investments                                              --       11,409     (154,718)    (287,446)    (211,013)
       Futures contracts                                    80,203       (5,677)     (38,248)     (33,632)     (84,869)
       Translation of foreign currency and forward
         foreign currency contracts                             --        2,326           --            1           --
                                                         ---------    ---------    ---------    ---------    ---------
       Net gain (loss) on investments, futures
        contracts, foreign currency and forward
        currency contracts                                (242,285)     301,306     (159,742)    (222,344)    (299,815)
                                                         ---------    ---------    ---------    ---------    ---------

       Net increase (decrease) in net assets resulting
         from operations                                 $  36,958    $ 512,431    ($129,212)   ($141,840)   ($226,945)
                                                         =========    =========    =========    =========    =========


*  For the period May 1, 2000 (commencement of operations) through
   June 30, 2000.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        LIFESTYLE       LIFESTYLE      LIFESTYLE      LIFESTYLE        LIFESTYLE
                                                     AGGRESSIVE 1000    GROWTH 820    BALANCED 640   MODERATE 460   CONSERVATIVE 280
                                                          TRUST          TRUST            TRUST        TRUST             TRUST
                                                     ---------------  ------------    ------------    ------------  ----------------

Investment Income:
       Income distributions received                  $    471,693    $  4,859,630    $  8,863,455    $  7,109,935    $  3,433,251
                                                      ------------    ------------    ------------    ------------    ------------
       Total income                                        471,693       4,859,630       8,863,455       7,109,935       3,433,251
                                                      ------------    ------------    ------------    ------------    ------------
Expenses:
       Investment adviser fee (Note 6)                      14,004          43,269          43,412          18,462          12,099
       Printing and postage fees                             3,602          13,827          15,441           6,790           4,022
       Audit and legal fees                                  3,408          11,772          14,481           7,502           4,072
       Registration and filing fees                            848           4,531           4,598           1,538           1,122
       Fund administration fees (Note 6)                     3,831          16,415          16,908           7,004           4,155
       Trustees fees and expenses (Note 7)                     714           3,503           4,106           1,610           1,045
       Miscellaneous                                           541           2,471           2,522           1,018             606
                                                      ------------    ------------    ------------    ------------    ------------
       Expense before reimbursement by investment
         adviser                                            26,948          95,788         101,468          43,924          27,121
       Reimbursement of expenses by investment
         adviser (Note 6)                                  (12,944)        (52,519)        (58,056)        (25,462)        (15,022)
                                                      ------------    ------------    ------------    ------------    ------------
       Total expenses                                       14,004          43,269          43,412          18,462          12,099
                                                      ------------    ------------    ------------    ------------    ------------
Net investment income                                      457,689       4,816,361       8,820,043       7,091,473       3,421,152
                                                      ------------    ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments:
       Net realized gain (loss) investment
         transactions                                    4,010,180      14,815,508       8,518,246      (4,222,310)       (454,884)
       Capital gain distributions received from
         mutual funds                                    4,724,532      19,225,366      14,315,982       5,101,901       1,131,383
Change in unrealized appreciation (depreciation)
         on investments                                 (7,144,210)    (33,556,396)    (15,790,953)     (3,431,350)     (1,457,486)
                                                      ------------    ------------    ------------    ------------    ------------
       Net gain (loss) on investments                    1,590,502         484,478       7,043,275      (2,551,759)       (780,987)
                                                      ------------    ------------    ------------    ------------    ------------

       Net increase (decrease) in net assets
         resulting from operations                    $  2,048,191    $  5,300,839    $ 15,863,318    $  4,539,714    $  2,640,165
                                                      ============    ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                PACIFIC RIM          INTERNET                SCIENCE &
                                                              EMERGING MARKETS     TECHNOLOGIES             TECHNOLOGY
                                                                   TRUST              TRUST                    TRUST
                                                       --------------------------   -----------------------------------------------
                                                        SIX MONTHS                  05/01/2000*       SIX MONTHS
                                                           ENDED          YEAR          TO              ENDED            YEAR
                                                          6/30/00        ENDED        6/30/00           6/30/00          ENDED
                                                        (UNAUDITED)    12/31/99     (UNAUDITED)      (UNAUDITED)       12/31/99
                                                       ------------   -----------   -----------     --------------  ---------------
Increase in net assets from:
Operations:
Net investment income (loss)                           $    356,045   $   426,377   $    (4,951)    $    4,878,147)  $   (2,002,999)
Net realized gain (loss) on:
         Investment transactions                          5,891,625     1,705,214        (8,240)        33,203,175      121,073,536
         Foreign currency and forward foreign
         currency contracts                                 136,280       (77,478)           --           (247,127)        (111,800)
Change in unrealized appreciation (depreciation) on:
         Investments                                    (11,181,805)   24,461,774     1,704,408        (94,523,314)     314,096,686
         Foreign currency and forward foreign
         currency contracts                                  56,572        13,596            --                 42           (1,470)
                                                       ------------   -----------   -----------    ---------------  ---------------
Net increase (decrease) in net assets resulting
from operations                                          (4,741,283)   26,529,483     1,691,217        (66,445,371)     433,053,953
Distribution to shareholders from:
         Net investment income                             (349,336)     (755,968)           --                 --               --
         Net realized gains on investments
         and foreign currency transactions                       --            --            --        (38,952,644)     (78,452,440)
Distribution to shareholders
         In excess of net investment income                      --      (735,566)           --                 --               --
                                                       ------------   -----------   -----------    ---------------  ---------------
         Total distributions                               (349,336)   (1,491,534)           --        (38,952,644)     (78,452,440)
Increase in net assets from capital
share transactions (Note 4)                              11,515,664    41,719,598    29,311,361        590,237,230      610,567,989
                                                       ------------   -----------   -----------    ---------------  ---------------
Increase in net assets                                    6,425,045    66,757,547    31,002,578        484,839,215      965,169,502
Net assets at beginning of period                        94,753,005    27,995,458            --      1,144,454,065      179,284,563
                                                       ------------   -----------   -----------    ---------------  ---------------
Net assets at end of period                            $101,178,050   $94,753,005   $31,002,578    $ 1,629,293,280  $ 1,144,454,065
                                                       ============   ===========   ===========    ===============  ===============


*  Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  INTERNATIONAL                                                EMERGING
                                                    SMALL CAP                   AGGRESSIVE GROWTH            SMALL COMPANY
                                                      TRUST                          TRUST                       TRUST
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTH                      SIX MONTH                    SIX MONTHS
                                              ENDED            YEAR          ENDED           YEAR          ENDED          YEAR
                                             6/30/00           ENDED       6/30/00          ENDED         6/30/00         ENDED
                                           (UNAUDITED)       12/31/99     (UNAUDITED)      12/31/99     (UNAUDITED)      12/31/99
                                          ------------   -------------   -------------  ----------------------------  --------------
Increase (decrease) in net assets from:
Operations:
Net investment loss                       $   (926,380)  $    (611,903)  $    (650,470) $    (588,808) $    (176,737) $  (1,038,957)
Net realized gain (loss) on:
         Investment transactions            13,161,844      67,864,657      27,070,378     21,652,907      8,914,202     56,438,943
         Futures and options contracts              --              --              --       (913,664)            --       (174,744)
         Foreign currency and forward
         foreign currency contracts         (2,062,600)       (918,053)             --             --             --             --
Change in unrealized appreciation
          (depreciation) on:
         Investments                       (58,624,148)     43,457,530       4,962,116      6,872,345     52,918,531    137,960,108
         Foreign currency and forward
         foreign currency contracts             35,291         (48,530)             --             --             --             --
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 resulting from operations                 (48,415,993)    109,743,701      31,382,024     27,022,780     61,655,996    193,185,350
Distribution to shareholders from:
         Net investment income                      --        (500,048)             --             --             --             --
         Net realized gains on
         investments, futures and
         foreign currency transactions     (62,632,809)             --              --             --    (54,991,310)    (4,061,968)
                                         -------------   -------------   -------------  -------------  -------------  -------------
         Total distributions               (62,632,809)       (500,048)             --             --    (54,991,310)    (4,061,968)
Increase (decrease) in net assets from
capital share transactions (Note 4)        167,805,681     (17,181,188)    165,480,792    (34,529,443)   152,258,471    (36,608,252)
                                         -------------   -------------   -------------  -------------  -------------  -------------
Increase (decrease) in net assets           56,756,879      92,062,465     196,862,816     (7,506,663)   158,923,157    152,515,130
Net assets at beginning of period          239,960,674     147,898,209     135,502,941    143,009,604    453,151,948    300,636,818
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net assets at end of period              $ 296,717,553   $ 239,960,674   $ 332,365,757  $ 135,502,941  $ 612,075,105  $ 453,151,948
                                         =============   =============   =============  =============  =============  =============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                     SMALL COMPANY             DYNAMIC           MID CAP
                                                         BLEND                 GROWTH              STOCK
                                                         TRUST                  TRUST              TRUST
                                              --------------------------   ------------   ---------------------------
                                                SIX MONTHS                   5/01/2000*    SIX MONTHS
                                                 ENDED           YEAR           TO           ENDED          YEAR
                                               06/30/2000       ENDED        06/30/2000    06/30/2000      ENDED
                                              (UNAUDITED)     12/31/1999    (UNAUDITED)    (UNAUDITED)   12/31/1999
                                             ------------   ------------   ------------   -------------  ------------
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)                 $    (70,405)  $    (23,435)  $    108,002   $     (9,931)  $    (72,096)
Net realized gain (loss) on:
         Investment transactions                6,961,846      1,585,805        298,089     (5,795,286)    (1,978,783)
         Foreign currency and forward
         foreign currency contracts                    --             (2)            --             --             --
Change in unrealized appreciation
         (depreciation) on:
         Investments                           (2,330,421)     7,936,198       (516,133)     1,829,184      3,606,412
                                             ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations                      4,561,020      9,498,566       (110,042)    (3,976,033)     1,555,533
Distribution to shareholders from:
         Net realized gains on investments,
         futures and foreign currency
         transactions                            (541,503)    (1,020,865)            --             --             --
                                             ------------   ------------   ------------   ------------   ------------
         Total distributions                     (541,503)    (1,020,865)            --             --             --
Increase (decrease) in net assets from
 capital share transactions (Note 4)           32,256,596     45,036,559     60,329,363    (12,133,493)    97,954,642
                                             ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets              36,276,113     53,514,260     60,219,321    (16,109,526)    99,510,175
Net assets at beginning of period              53,514,260             --             --     99,510,175             --
                                             ------------   ------------   ------------   ------------   ------------
Net assets at end of period                  $ 89,790,373   $ 53,514,260   $ 60,219,321   $ 83,400,649   $ 99,510,175
                                             ============   ============   ============   ============   ============


*  Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  ALL CAP GROWTH TRUST                                        INTERNATIONAL
                                              (FORMERLY, MID CAP GROWTH           OVERSEAS                        STOCK
                                                        TRUST)                      TRUST                         TRUST
                                              -------------------------   ---------------------------   --------------------------
                                                SIX MONTHS                 SIX MONTHS                   SIX MONTHS
                                                  ENDED        YEAR           ENDED        YEAR           ENDED            YEAR
                                                6/30/00        ENDED         6/30/00       ENDED          6/30/00          ENDED
                                              (UNAUDITED)     12/31/99     (UNAUDITED)    12/31/99      (UNAUDITED)       12/31/99
                                              -----------   -----------   ------------   ------------   ------------   -----------
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)                  $(1,761,332)  $(2,116,253)  $  1,595,104   $  2,045,476   $    635,429   $  1,149,294
Net realized gain (loss) on:
         Investment transactions               40,342,703    61,094,831     24,295,208     33,604,875      5,978,956     18,675,048
         Futures and options contracts          2,168,767        96,945        117,867        (39,264)            --             --
         Foreign currency and forward
         foreign currency contracts                    --            --        (69,057)       763,055        214,928       (200,544)
Change in unrealized appreciation
         (depreciation) on:
         Investments                           18,508,004    36,532,659    (44,701,121)    74,964,607    (15,723,673)    35,664,027
         Futures contracts                             --            --        (64,886)        64,886             --             --
         Options                                 (349,399)           --             --             --             --             --
         Foreign currency and forward
         foreign currency contracts                    --            --        (12,581)      (184,989)         5,280         (9,622)
                                              -----------   -----------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                      58,908,743    95,608,182    (18,839,466)   111,218,646     (8,889,080)    55,278,203
Distribution to shareholders from:
         Net investment income                         --            --     (3,816,198)            --        (67,065)      (939,920)
         Net realized gains on investments,
         futures and foreign currency
         transactions                         (58,405,316)   55,167,921)   (33,231,331)            --     (1,225,703)   (17,972,744)
                                             ------------   -----------   ------------   ------------   ------------   ------------
         Total distributions                  (58,405,316)   55,167,921)   (37,047,529)            --     (1,292,768)   (18,912,664)
Increase (decrease) in net assets from
capital share transactions (Note 4)           268,860,035    27,124,388    160,334,634     74,453,910     64,165,289    (38,739,606)
                                             ------------   -----------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             269,363,462    67,564,649    104,447,639    185,672,556     53,983,441     (2,374,067)
Net assets at beginning of period             662,673,802    95,109,153    404,223,267    218,550,711    231,728,704    234,102,771
                                             ------------   -----------   ------------   ------------   ------------   ------------
Net assets at end of period                  $932,037,264   $62,673,802   $508,670,906   $404,223,267   $285,712,145   $231,728,704
                                             ============   ===========   ============   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                               INTERNATIONAL                                                        SMALL
                                                   VALUE                     MID CAP BLEND                      COMPANY VALUE
                                                   TRUST                         TRUST                              TRUST
                                          --------------------------   -------------------------------  ----------------------------
                                           SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                             ENDED       05/01/1999*        ENDED           YEAR           ENDED           YEAR
                                           6/30/2000         TO           6/30/2000         ENDED        6/30/2000         ENDED
                                          (UNAUDITED)    12/31/1999      (UNAUDITED)      12/31/1999    (UNAUDITED)     12/31/1999
                                         ------------   ------------   --------------   --------------  ------------   -------------
Increase (decrease) in net assets from:
Operations:
Net investment income                    $  1,466,960   $    601,389   $    2,749,675   $    5,199,214  $     74,033   $    159,652
Capital gain distributions received                --             --               --               --            --             --
Net realized gain (loss) on:
      Investment transactions                 675,771        303,161      188,403,827      234,512,411     3,779,403      1,909,906
      Futures and options contracts                --             --         (178,808)         915,429            --             --
      Foreign currency and forward
      foreign currency contracts             (218,610)      (109,395)          18,512           76,181            (5)            --
Change in unrealized appreciation
 (depreciation) on:
      Investments                            (831,340)     4,332,806     (206,473,318)     138,462,147    (2,599,580)     1,506,359
      Foreign currency and forward
      foreign currency contracts                5,439           (445)          (1,553)         (10,400)           --             --
                                         ------------   ------------   --------------   --------------  ------------   ------------
Net increase (decrease) in net assets
resulting from operations                   1,098,220      5,127,516      (15,481,665)     379,154,982     1,253,851      3,575,917
Distribution to shareholders from:
      Net investment income                  (509,256)            --       (5,093,411)      (6,563,301)     (125,033)      (105,452)
      Net realized gains on investments,
      futures and foreign currency
      transactions                           (303,161)            --     (237,375,725)    (170,802,927)           --             --
                                         ------------   ------------   --------------   --------------  ------------   ------------
      Total distributions                    (812,417)            --     (242,469,136)    (177,366,228)     (125,033)      (105,452)
Increase (decrease) in net assets from
 capital share transactions (Note 4)       36,583,757     95,842,072      151,181,151      (84,729,370)   13,445,705    (76,637,904)
                                         ------------   ------------   --------------   --------------  ------------   ------------
Increase (decrease) in net assets          36,869,560    100,969,588     (106,769,650)     117,059,384    14,574,523    (73,167,439)
Net assets at beginning of period         100,969,588             --    1,673,227,987    1,556,168,603    89,167,293    162,334,732
                                         ------------   ------------   --------------   --------------  ------------   ------------
Net assets at end of period              $137,839,148   $100,969,588   $1,566,458,337   $1,673,227,987  $103,741,816   $ 89,167,293
                                         ============   ============   ==============   ==============  ============   ============


* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                GLOBAL EQUITY                   GROWTH                    LARGE CAP GROWTH
                                                    TRUST                        TRUST                          TRUST
                                        ---------------------------   -----------------------------   ------------------------------
                                          SIX MONTHS                   SIX MONTHS                      SIX MONTHS
                                            ENDED         YEAR           ENDED            YEAR            ENDED          YEAR
                                          06/30/2000      ENDED        06/30/2000         ENDED        06/30/2000       ENDED
                                         (UNAUDITED)    12/31/99       (UNAUDITED)       12/31/99      (UNAUDITED)     12/31/99
                                        -------------  ------------   -------------   -------------   -------------   -------------
Increase (decrease) in net
assets from:
Operations:
Net investment income (loss)            $  6,221,901   $  9,980,445   $   ( 659,454)  $    (803,576)  $    (150,509)  $   1,374,378
Net realized gain (loss) on:
         Investment transactions          62,061,660     77,601,396      45,786,903      75,873,948      21,158,924      70,613,051
         Futures and options
         contracts                                --             --              --         178,770              --         600,561
         Foreign currency and forward
         foreign currency contracts        7,717,171        183,397              --         (11,504)          7,840        (164,609)
Change in unrealized appreciation
(depreciation) on:
         Investments                     (45,505,602)   (61,686,373)    (14,909,002)     77,260,171     (18,457,248)      4,474,513
         Futures contracts                        --             --              --              --              --        (133,291)
         Foreign currency and forward
         foreign currency contracts       (3,577,041)     4,010,954            (210)         10,829          (2,326)         (3,088)
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net increase in net assets resulting
from operations                           26,918,089     30,089,819      30,218,237     152,508,638       2,556,681      76,761,515
Distribution to shareholders from:
         Net investment income           (14,174,688)    (5,423,428)             --        (956,654)     (1,269,911)     (4,041,499)
         Net realized gains on
         investments, futures and
         foreign currency transactions   (80,834,289)   (88,486,537)    (76,096,002)    (17,085,959)    (73,144,646)    (24,147,307)
                                        ------------   ------------   -------------   -------------   -------------   -------------
         Total distributions             (95,008,977)   (93,909,965)    (76,096,002)    (18,042,613)    (74,414,557)    (28,188,806)
Increase (decrease) in net assets
from capital share transactions
(Note 4)                                 (15,632,156)   (27,015,745)    219,378,056     208,487,269     220,866,255      91,130,824
                                        ------------   ------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        (83,723,044)   (90,835,891)    173,500,291     342,953,294     149,008,379     139,703,533
Net assets at beginning of period        837,727,730    928,563,621     642,947,770     299,994,476     402,585,257     262,881,724
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net assets at end of period             $754,004,686   $837,727,730   $ 816,448,061   $ 642,947,770   $ 551,593,636   $ 402,585,257
                                        ============   ============   =============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     QUANTITATIVE                  BLUE CHIP                    REAL ESTATE
                                                        EQUITY                      GROWTH                      SECURITIES
                                                         TRUST                      TRUST                         TRUST
                                           --------------------------  -------------------------------  ---------------------------
                                             SIX MONTHS                  SIX MONTHS                       SIX MOTHS
                                               ENDED         YEAR          ENDED            YEAR            ENDED         YEAR
                                              6/30/00       ENDED         6/30/00           ENDED          6/30/00       ENDED
                                            (UNAUDITED)   12/31/99      (UNAUDITED)       12/31/99       (UNAUDITED)    12/31/99
                                           ------------  ------------  --------------   --------------  ------------   ------------
Increase in net assets from:
Operations:
Net investment income (loss)               $    733,594  $  1,970,981  $     (861,459)  $      887,001  $  4,791,648   $  9,391,759
Net realized gain (loss) on:
         Investment transactions             59,330,212    59,551,059      46,421,341       82,668,675    (3,520,406)   (29,820,928)
         Foreign currency and forward
         foreign currency contracts                  --            --         (14,508)         (15,872)           --             --
Change in unrealized appreciation
         (depreciation) on:
         Investments                        (12,676,635)   11,635,061      78,582,252      181,383,806    13,534,153      6,725,127
         Foreign currency and forward
         foreign currency contracts                  --            --             (16)             (62)           --             --
                                           ------------   -----------   --------------   --------------  ------------   ------------
Net increase (decrease) in net assets
resulting from operations                    47,387,171    73,157,101     124,127,610      264,923,548    14,805,395    (13,704,042)
Distribution to shareholders from:
         Net investment income               (1,884,589)   (2,089,131)       (796,216)      (3,087,681)   (7,799,526)    (7,390,951)
         Net realized gains on investments
         and foreign currency transactions  (59,551,914)  (26,012,081)    (82,180,080)     (53,476,374)           --             --
                                           ------------  ------------  --------------   --------------  ------------   ------------
         Total distributions                (61,436,503)  (28,101,212)    (82,976,296)     (56,564,055)   (7,799,526)    (7,390,951)
Increase (decrease) in net assets from
capital share transactions (Note 4)         105,897,184   132,378,612     270,912,324      384,712,051     1,216,722     56,018,845
                                           ------------  ------------  --------------   --------------  ------------   ------------
Increase in net assets                       91,847,852   177,434,501     312,063,638      593,071,544     8,225,591     34,923,852
Net assets at beginning of period           431,909,361   254,474,860   1,734,233,067    1,141,161,523   196,756,023    161,832,171
                                           ------------  ------------  --------------   --------------  ------------   ------------
Net assets at end of period                $523,757,213  $431,909,361  $2,046,296,705   $1,734,233,067  $204,978,614   $196,756,023
                                           ============  ============  ==============   ==============  ============   ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Tactical
                                                           VALUE                ALLOCATION           EQUITY INDEX
                                                           TRUST                   TRUST                 TRUST
                                               -----------------------------   -------------   ----------------------------
                                                 SIX MONTHS                      05/01/2000*     SIX MONTHS
                                                   ENDED            YEAR             TO            ENDED          YEAR
                                                 06/30/2000        ENDED         06/30/2000      06/30/2000       ENDED
                                                (UNAUDITED)      12/31/1999     (UNAUDITED)     (UNAUDITED)     12/31/1999
                                               -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets from:
Operations:
Net investment income                          $     753,066   $   2,093,501   $     122,877   $     596,139   $   1,032,871
Net realized gain (loss) on:
         Investment transactions                   1,379,770       2,110,435        (100,859)        364,074         831,620
         Futures contracts                                --              --              --          10,094         713,926
         Foreign currency and forward foreign
         currency contracts                               --              --              --              --              30
Change in unrealized appreciation
         (depreciation) on:
         Investments                              (8,347,222)      2,074,449         (58,815)     (1,566,150)     14,467,975
         Futures contracts                                --              --              --        (111,157)         44,856
                                               -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
resulting from operations                         (6,214,386)      6,278,385         (36,797)       (707,000)     17,091,278
Distribution to shareholders from:
         Net investment income                            --      (2,094,968)             --              --      (1,033,741)
         Net realized gains on investments,
         futures and foreign currency
          transactions                                    --      (2,110,435)             --        (346,950)     (1,748,709)
Distribution to shareholders
         In excess of net realized gains on
         investments and foreign currency
         transactions                                     --        (418,947)             --              --              --
                                               -------------   -------------   -------------   -------------   -------------
         Total distributions                              --      (4,624,350)             --        (346,950)     (2,782,450)
Increase (decrease) in net assets from
capital share transactions (Note 4)               (5,947,390)   (110,929,533)     42,310,591       9,630,240      37,173,941
                                               -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                (12,161,776)   (109,275,498)     42,273,794       8,576,290      51,482,769
Net assets at beginning of period                146,278,988     255,554,486              --     114,774,954      63,292,185
                                               -------------   -------------   -------------   -------------   -------------
Net assets at end of period                    $ 134,117,212   $ 146,278,988   $  42,273,794   $ 123,351,244   $ 114,774,954
                                               =============   =============   =============   =============   =============



*  Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               U.S. LARGE CAP
                                                    GROWTH & INCOME                VALUE                   EQUITY-INCOME
                                                         TRUST                     TRUST                       TRUST
                                         ------------------------------  --------------------------  ------------------------------
                                             SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                               ENDED          YEAR          ENDED          YEAR           ENDED         YEAR
                                            06/30/2000       ENDED        06/30/2000      ENDED        06/30/2000       ENDED
                                           (UNAUDITED)     12/31/1999     (UNAUDITED)   12/31/1999     (UNAUDITED)    12/31/1999
                                         --------------  --------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets from:
Operations:
Net investment income                    $    4,920,618  $   17,383,652  $    782,262  $    572,429  $    9,669,940  $   19,391,088
Net realized gain (loss) on:
         Investment transactions             77,008,090     182,201,245     1,251,299     1,533,279      52,461,477      99,860,193
         Foreign currency and forward
         foreign currency contracts                  --          (1,641)          (12)           --         (10,219)        (59,761)
Change in unrealized appreciation
         (depreciation) on:
         Investments                        (61,875,815)    276,366,400     5,424,825     5,435,868     (94,279,747)    (81,285,317)
         Foreign currency and forward
         foreign currency contracts                  --             761            --            --           5,181          (1,174)
                                         --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease) in net assets
resulting from operations                    20,052,893     475,950,417     7,458,374     7,541,576     (32,153,368)     37,905,029
Distribution to shareholders from:
         Net investment income              (17,382,011)    (16,252,305)     (565,664)           --     (18,891,147)    (21,363,276)
         Net realized gains on
         investments and foreign
         currency transactions             (182,201,245)    (73,217,857)   (1,533,279)           --    (100,472,671)    (55,202,191)
                                         --------------  --------------  ------------  ------------  --------------  --------------
         Total distributions               (199,583,256)    (89,470,162)   (2,098,943)           --    (119,363,818)    (76,565,467)
Increase (decrease) in net assets from
capital share transactions (Note 4)         219,816,709     510,621,747   138,298,212   203,182,949      24,846,946     (38,421,374)
                                         --------------  --------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets            40,286,346     897,102,002   143,657,643   210,724,525    (126,670,240)    (77,081,812)
Net assets at beginning of period         3,187,219,609   2,290,117,607   210,724,525            --   1,011,260,252   1,088,342,064
                                         --------------  --------------  ------------  ------------  --------------  --------------
Net assets at end of period              $3,227,505,955  $3,187,219,609  $354,382,168  $210,724,525  $  884,590,012  $1,011,260,252
                                         ==============  ==============  ============  ============  ==============  ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                   INCOME & VALUE                  BALANCED                    HIGH YIELD
                                                       TRUST                        TRUST                        TRUST
                                          ----------------------------   ----------------------------  ----------------------------
                                            SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                              ENDED           YEAR           ENDED         YEAR          ENDED           YEAR
                                            06/30/2000       ENDED         06/30/2000      ENDED       06/30/2000       ENDED
                                           (UNAUDITED)     12/31/1999     (UNAUDITED)    12/31/1999    (UNAUDITED)     12/31/1999
                                          -------------   ------------   -------------  -------------  -------------  -------------
Increase (decrease) in net assets
from:
Operations:
Net investment income                     $   7,887,220  $  15,095,656   $   2,041,753  $   8,095,227  $  11,372,655  $  18,366,420
Net realized gain (loss) on:
         Investment transactions             14,921,293    124,510,597      (6,531,985)     2,183,915     (2,468,749)    (2,179,396)
         Futures contracts                           --       (208,857)             --             --         89,152        324,285
         Foreign currency and forward
         foreign currency contracts                (432)      (410,146)        (11,807)        50,246        995,082      1,442,587
Change in unrealized appreciation
         (depreciation) on:
         Investments                         (9,115,913)   (88,066,184)      6,562,166    (14,122,890)   (12,827,986)    (2,770,932)
         Futures contracts                           --             --              --             --        100,937        282,774
         Foreign currency and forward
         foreign currency contracts                 504         (4,236)          5,144         (7,028)      (196,575)       202,491
                                          -------------  -------------   -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
resulting from operations                    13,692,672     50,916,830       2,065,271     (3,800,530)    (2,935,484)    15,668,229
Distribution to shareholders from:
         Net investment income              (15,210,363)   (17,926,561)     (8,076,392)    (5,554,804)      (801,552)   (18,396,822)
         Net realized gains on
         investments, futures and
         foreign currency
         transactions                      (123,521,740)   (51,417,390)     (2,284,425)   (13,468,699)            --             --
Distribution to shareholders
         In excess of net investment
         income                                      --             --              --             --             --       (875,053)
                                          -------------  -------------   -------------  -------------  -------------  -------------
         Total distributions               (138,732,103)   (69,343,951)    (10,360,817)   (19,023,503)      (801,552)   (19,271,875)
Increase (decrease) in net assets from
capital share transactions (Note 4)          82,662,602     40,240,183     (16,711,947)    26,527,898     14,344,173     52,252,907
                                          -------------  -------------   -------------  -------------  -------------  -------------
Increase (decrease) in net assets           (42,376,829)    21,813,062     (25,007,493)     3,703,865     10,607,137     48,649,261
Net assets at beginning of period           639,823,943    618,010,881     258,157,695    254,453,830    241,003,512    192,354,251
                                          -------------  -------------   -------------  -------------  -------------  -------------
Net assets at end of period               $ 597,447,114  $ 639,823,943   $ 233,150,202  $ 258,157,695  $ 251,610,649  $ 241,003,512
                                          =============  =============   =============  =============  =============  =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                  STRATEGIC BOND              GLOBAL BOND                    TOTAL RETURN
                                                      TRUST                       TRUST                          TRUST
                                        ---------------------------    ----------------------------   -----------------------------
                                           SIX MONTHS                  SIX MONTHS                     SIX MONTHS
                                             ENDED          YEAR          ENDED          YEAR           ENDED            YEAR
                                            6/30/00        ENDED         6/30/00         ENDED         6/30/00           ENDED
                                          (UNAUDITED)    12/31/99      (UNAUDITED)     12/31/99       (UNAUDITED)       12/31/99
                                        -------------   ------------   ------------   -------------   -------------   -------------
Increase (decrease) in net assets
from:
Operations:
Net investment income                   $  14,524,702   $ 32,259,552   $  2,956,937   $   7,331,423   $   7,927,829   $   6,783,957
Net realized gain (loss) on:
         Investment transactions             (133,633)    (9,523,555)     3,034,499        (901,127)        646,551           2,368
         Futures and options contracts       (708,065)            --     (1,831,754)     (1,873,973)     (3,242,684)     (1,149,016)
         Interest rate swaps                       --             --        (48,521)       (180,323)       (179,489)       (121,549)
         Foreign currency and forward
         foreign currency contracts        (3,747,238)    (1,034,962)    (3,242,087)     (4,686,289)        400,102          35,603
Change in unrealized appreciation
         (depreciation) on:
         Investments                       (2,632,847)   (12,904,237)    (1,416,912)    (12,336,871)      1,965,355      (6,074,315)
         Futures contracts                         --             --         59,517          92,977       1,774,156        (827,374)
         Options                                   --             --       (865,772)          1,539         109,514         (46,995)
         Swaps                                     --             --        (85,227)          4,800         124,109              --
         Foreign currency and forward
         foreign currency contracts           (10,914)      (113,891)        92,239         (17,754)        (19,056)         54,191
                                        -------------   ------------   ------------   -------------   -------------   -------------
Net increase (decrease) in net assets
resulting from operations                   7,292,005      8,682,907     (1,347,081)    (12,565,598)      9,506,387      (1,343,130)
Distribution to shareholders from:
         Net investment income            (30,615,111)   (30,665,785)    (4,056,680)    (16,839,448)     (6,889,595)             --
                                        -------------   ------------   ------------   -------------   -------------   -------------
         Total distributions              (30,615,111)   (30,665,785)    (4,056,680)    (16,839,448)     (6,889,595)             --
Increase (decrease) in net assets from
capital share transactions (Note 4)       (15,604,681)   (53,032,944)   (20,468,269)    (21,592,911)     68,794,932     241,359,211
                                        -------------   ------------   ------------   -------------   -------------   -------------
Increase (decrease) in net assets         (38,927,787)   (75,015,822)   (25,872,030)    (50,997,957)     71,411,724     240,016,081
Net assets at beginning of period         368,398,673    443,414,495    145,992,171     196,990,128     240,016,081              --
                                        -------------   ------------   ------------   -------------   -------------   -------------
Net assets at end of period             $ 329,470,886   $368,398,673   $120,120,141   $ 145,992,171   $ 311,427,805   $ 240,016,081
                                        =============   ============   ============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                INVESTMENT                   DIVERSIFIED                  U.S. GOVERNEMENT
                                               QUALITY BOND                     BOND                         SECURITIES
                                                  TRUST                        TRUST                           TRUST
                                       ----------------------------   ----------------------------    -----------------------------
                                          SIX MONTHS                   SIX MONTHS                     SIX MONTHS
                                            ENDED         YEAR           ENDED            YEAR           ENDED           YEAR
                                           6/30/00       ENDED          6/30/00          ENDED          6/30/00          ENDED
                                        (UNAUDITED)    12/31/99       (UNAUDITED)       12/31/99       (UNAUDITED)      12/31/99
                                       -------------  -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
from:
Operations:
Net investment income                  $  9,689,130   $  21,009,763   $   6,735,640   $  11,041,464   $  10,835,256   $  24,018,698
Net realized gain (loss) on:
        Investment transactions          (3,835,830)     (2,060,385)     (3,343,937)     14,952,677      (7,937,378)     (5,800,407)
        Futures and options contracts            --              --              --        (134,255)             --              --
        Foreign currency and forward
        foreign currency contracts               --              --             (84)        (69,252)             --              --
Change in unrealized appreciation
        (depreciation) on:
        Investments                       2,436,073     (25,340,525)      1,811,751     (24,758,278)      7,834,797     (18,778,446)
        Foreign currency and forward
        foreign currency contracts               --              --              83            (301)             --              --
                                       ------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
resulting from operations                 8,289,373      (6,391,147)      5,203,453       1,032,055   $  10,732,675        (560,155)
Distribution to shareholders from:
        Net investment income           (21,087,951)    (17,104,902)    (11,144,465)     (7,999,543)    (24,755,195)    (18,022,070)
        Net realized gains on
        investments, futures and
        foreign currency transactions            --              --     (14,635,985)    (10,064,425)             --              --
                                       ------------   -------------   -------------   -------------   -------------   -------------
        Total distributions             (21,087,951)    (17,104,902)    (25,780,450)    (18,063,968)    (24,755,195)    (18,022,070)
Increase (decrease) in net assets
from capital share transactions
(Note 4)                                 (1,745,268)        (20,900)     (2,646,441)     39,100,258     (50,809,209)     18,235,263
                                       ------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets       (14,543,846)    (23,516,949)    (23,223,438)     22,068,345     (64,831,729)       (346,962)
Net assets at beginning of period       288,593,795     312,110,744     218,868,316     196,799,971     363,268,511     363,615,473
                                       ------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period            $274,049,949   $ 288,593,759   $ 195,644,878   $ 218,868,316   $ 298,436,782   $ 363,268,511
                                       ============   =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                               SMALL CAP      INTERNATIONAL
                                                                 MONEY MARKET                    INDEX            INDEX
                                                                     TRUST                       TRUST            TRUST
                                                       ----------------------------------    ---------------   ----------------
                                                          SIX MONTHS                          05/01/2000*       05/01/2000*
                                                            ENDED             YEAR                TO               ENDED
                                                           6/30/00            ENDED            6/30/00            6/30/00
                                                         (UNAUDITED)         12/31/99         (UNAUDITED)        (UNAUDITED)
                                                       ---------------    ---------------    ---------------   ----------------
Increase (decrease) in net assets from:
Operations:
Net investment income                                  $    24,220,364    $    36,629,783    $       279,243    $       211,125
Net realized gain (loss) on:
        Investment transactions                                     --                 --               (419)           (37,382)
        Futures contracts                                           --                 --           (322,069)                --
        Foreign currency and forward foreign
        currency contracts                                          --                 --                 --            330,630
Change in unrealized appreciation (depreciation) on:
        Investments                                                 --                 --                 --             11,409
        Futures contracts                                           --                 --             80,203             (5,677)
        Foreign currency and forward foreign
        currency contracts                                          --                 --                 --              2,326
                                                       ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
from operations                                             24,220,364         36,629,783             36,958            512,431
Distribution to shareholders from:
        Net investment income                              (24,220,364)       (36,629,783)                --                 --
                                                       ---------------    ---------------    ---------------    ---------------
        Total distributions                                (24,220,364)       (36,629,783)                --                 --
Increase (decrease) in net assets from capital
share transactions (Note 4)                               (195,562,350)       475,021,391         31,641,317         46,665,547
                                                       ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets                         (195,562,350)       475,021,391         31,678,275         47,177,978
Net assets at beginning of period                        1,084,858,546        609,837,155                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
Net assets at end of period                            $   889,296,196    $ 1,084,858,546    $    31,678,275    $    47,177,978
                                                       ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                         MID CAP         TOTAL STOCK
                                                          INDEX             MARKET          500 INDEX
                                                          TRUST             TRUST             TRUST
                                                       -------------     ------------     -------------
                                                        05/01/2000        05/01/2000        05/01/2000
                                                            TO                TO                TO
                                                        06/30/2000        06/30/2000        06/30/2000
                                                        (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                                       -------------     ------------     -------------
Increase in net assets from:
Operations:
Net investment income                                   $     30,530     $     80,504     $     72,870
Net realized gain (loss) on:
         Investment transactions                              38,498             (933)          64,209
         Futures contracts                                    (5,274)          99,666          (68,142)
Change in unrealized appreciation (depreciation) on:
         Investments                                        (154,718)        (287,446)        (211,013)
         Futures contracts                                   (38,248)         (33,632)         (84,869)
         Foreign currency and forward foreign
         currency contracts                                       --                1               --
                                                        ------------     ------------     ------------
Net increase (decrease) in net assets resulting
from operations                                             (129,212)        (141,840)        (226,945)
                                                        ------------     ------------     ------------
Increase in net assets from capital
share transactions (Note 4)                               16,379,315       47,333,707       38,941,875
                                                        ------------     ------------     ------------
Increase in net assets                                    16,250,103       47,191,867       38,714,930
Net assets at beginning of period                                 --               --               --
                                                        ------------     ------------     ------------
Net assets at end of period                             $ 16,250,103     $ 47,191,867     $ 38,714,930
                                                        ============     ============     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                    LIFESTYLE                    LIFESTYLE                     LIFESTYLE
                                                 AGGRESSIVE 1000                 GROWTH 820                   BALANCED 640
                                                      TRUST                       TRUST                          TRUST
                                          --------------------------   ----------------------------   ------------------------------
                                            SIX MONTHS                  SIX MONTHS                     SIX MONTHS
                                              ENDED         YEAR           ENDED          YEAR            ENDED           YEAR
                                             6/30/00        ENDED         6/30/00        ENDED          6/30/00          ENDED
                                           (UNAUDITED)    12/31/99      (UNAUDITED)     12/31/99       (UNAUDITED)      12/31/99
                                          ------------   -----------   ------------   -------------   -------------   --------------
Increase in net assets from:
Operations:
Net investment income                     $    457,689   $   475,768   $  4,816,361   $   6,070,916   $   8,820,043   $  10,740,850
Capital gain distributions received
from mutual funds                            4,724,532     1,535,714     19,225,366       6,895,287      14,315,982       6,798,579
Net realized gain on:
         Investment transactions             4,010,180     2,317,152     14,815,508      15,412,938       8,518,246      11,553,939
Change in unrealized appreciation
(depreciation) on:
         Investments                        (7,144,210)    6,907,750    (33,556,396)     28,023,635     (15,790,953)     15,135,721
                                          ------------   -----------   ------------   -------------   -------------   -------------
Net increase (decrease) in net assets
resulting from operations                    2,048,191    11,236,384      5,300,839      56,402,776      15,863,318      44,229,089
Distribution to shareholders from:
         Net investment income                (471,693)     (475,768)    (4,859,630)     (6,070,916)     (8,863,455)    (10,740,850)
         Capital gain distributions
              received from mutual funds    (4,724,532)   (1,535,714)   (19,225,366)     (6,895,287)    (14,315,982)     (6,798,579)
         Net realized gains on
              investments                     (230,631)   (1,903,020)   (11,552,885)     (6,957,893)    (10,244,465)     (5,263,076)
Distribution to shareholders
         In excess of net investment
              income                                --       (52,051)            --              --              --              --
                                          ------------   -----------   ------------   -------------   -------------   -------------
         Total distributions                (5,426,856)   (3,966,553)   (35,637,881)    (19,924,096)    (33,423,902)    (22,802,505)
Increase (decrease) in net assets from
capital share transactions (Note 4)         37,377,441     5,277,916    110,009,275      (2,530,643)     90,704,296      17,747,995
                                          ------------   -----------   ------------   -------------   -------------   -------------
Increase in net assets                      33,998,776    12,547,747     79,672,233      33,948,037      73,143,712      39,174,579
Net assets at beginning of period           93,072,752    80,525,005    414,257,040     380,309,003     416,706,032     377,531,453
                                          ------------   -----------   ------------   -------------   -------------   -------------
Net assets at end of period               $127,071,528   $93,072,752   $493,929,273   $ 414,257,040   $ 489,849,744   $ 416,706,032
                                          ============   ===========   ============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 LIFESTYLE                      LIFESTYLE
                                                                 MODERATE 460                 CONSERVATIVE 280
                                                                    TRUST                          TRUST
                                                        ------------------------------    ------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                           ENDED             YEAR            ENDED            YEAR
                                                          6/30/00           ENDED           6/30/00           ENDED
                                                         (UNAUDITED)       12/31/99        (UNAUDITED)       12/31/99
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in net assets from:
Operations:
Net investment income                                   $   7,091,473    $   4,439,139    $   3,421,152    $   4,191,943
Capital gain distributions received from mutual funds       5,101,901        2,403,259        1,131,383        1,842,148
Net realized gain (loss) on:
         Investment transactions                           (4,222,310)       6,666,705         (454,884)       1,534,128
Change in unrealized appreciation (depreciation) on:
         Investments                                       (3,431,350)      (1,640,323)      (1,457,486)      (3,520,387)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
from operations                                             4,539,714       11,868,780        2,640,165        4,047,832
Distribution to shareholders from:
         Net investment income                             (7,109,935)      (4,439,139)      (3,433,251)      (4,191,943)
         Capital gain distributions received
                from mutual funds                          (5,101,901)      (2,403,259)      (1,131,383)      (1,842,148)
         Net realized gains on investments                 (7,486,527)      (2,179,014)      (1,674,971)        (472,028)
                                                        -------------    -------------    -------------    -------------
         Total distributions                              (19,698,363)      (9,021,412)      (6,239,605)      (6,506,119)
Increase (decrease) in net assets from capital
share transactions (Note 4)                                23,171,617       26,524,887       (4,553,883)      30,489,862
                                                        -------------    -------------    -------------    -------------
Increase in net assets                                      8,012,968       29,372,255       (8,153,323)      28,031,575
Net assets at beginning of period                         167,500,007      138,127,752      106,435,113       78,403,538
                                                        -------------    -------------    -------------    -------------
Net assets at end of period                             $ 175,512,975    $ 167,500,007    $  98,281,789    $ 106,435,113
                                                        =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                              PACIFIC RIM EMERGING MARKETS TRUST
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                       YEARS ENDED DECEMBER 31,
                                                            6/30/2000#
                                                                         --------------------------------------------------------
                                                            (UNAUDITED)        1999       1998       1997        1996      1995
                                                           ----------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                        $     10.88       $  6.83    $  7.16    $ 10.90    $ 10.36    $  9.41
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                    0.03          0.09       0.08       0.05       0.07       0.12
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions           (0.66)         4.17      (0.41)     (3.77)      0.94       0.96
                                                            ---------------------------------------------------------------------
          Total from investment operations                        (0.63)         4.26      (0.33)     (3.72)      1.01       1.08
                                                            ---------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                    (0.04)        (0.21)        --         --      (0.08)     (0.09)
          Distributions from capital gains                           --            --         --      (0.02)     (0.39)     (0.04)
                                                            ---------------------------------------------------------------------
          Total distributions                                     (0.04)        (0.21)        --      (0.02)     (0.47)     (0.13)
                                                            ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     10.21       $ 10.88    $  6.83    $  7.16    $ 10.90    $ 10.36
                                                            =====================================================================
          TOTAL RETURN                                            (5.83)%+      62.87%     (4.61)%   (34.12)%     9.81%     11.47%
Net assets, end of period (000's)                           $   101,178       $94,753    $27,995    $23,850    $23,241    $13,057
Ratio of operating expenses to average net assets                  1.04%(A)      1.11%      1.21%      1.42%      1.50%      1.50%
Ratio of net investment income to average net assets               0.71%(A)      0.90%      1.21%      0.65%      0.78%      1.01%
Portfolio turnover rate                                              26%(A)        42%        62%        63%        48%        55%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  INTERNET
                                                                TECHNOLOGIES
                                                                   TRUST
                                                                ------------
                                                                 5/01/2000*
                                                                     TO
                                                                 6/30/2000#
                                                                 (UNAUDITED)
                                                                ------------


NET ASSET VALUE, BEGINNING OF PERIOD                             $    12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net realized and unrealized gain on
          investments and foreign currency transactions                0.54
                                                                 ----------
          Total from investment operations                             0.54
                                                                 ----------
NET ASSET VALUE, END OF PERIOD                                   $    13.04
                                                                 ==========
          TOTAL RETURN                                                 4.32%+
Net assets, end of period (000's)                                $   31,003
Ratio of operating expenses to average net assets                      1.56%(A)
Ratio of net investment loss to average net assets                    (0.17)%(A)
Portfolio turnover rate                                                   1%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                       SCIENCE & TECHNOLOGY TRUST
                                                                 -------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                YEARS ENDED DECEMBER 31,          1/1/1997*
                                                                 6/30/2000#            ---------------------------            TO
                                                                 (UNAUDITED)              1999             1998            12/31/97
                                                                 -------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                             $    36.17            $    19.52         $  13.62         $ 12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment loss                                         (0.07)                (0.06)           (0.09)          (0.04)
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions               (1.08)                19.43             5.99            1.38
                                                                 -----------------------------------------------------------------
          Total from investment operations                            (1.15)                19.37             5.90            1.34
                                                                 -----------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Distributions from capital gains                            (0.92)                (2.72)              --           (0.04)
          Distributions in excess of capital gains                       --                    --               --           (0.18)
                                                                 -----------------------------------------------------------------
          Total distributions                                         (0.92)                (2.72)              --           (0.22)
                                                                 -----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $    34.10            $    36.17         $  19.52         $ 13.62
                                                                 =================================================================
          TOTAL RETURN                                                (3.25)%+              99.49%           43.32%          10.71%
Net assets, end of period (000's)                                $1,629,293            $1,144,454         $179,285         $67,348
Ratio of operating expenses to average net assets                      1.14%(A)              1.16%            1.21%           1.26%
Ratio of net investment loss to average net assets                    (0.67)%(A)            (0.40)%          (0.73)%         (0.54)%
Portfolio turnover rate                                                 122%(A)               113%             105%            121%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                 INTERNATIONAL SMALL CAP TRUST
                                                               ---------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED              YEARS ENDED DECEMBER 31,       3/04/1996*
                                                               6/30/2000#      ----------------------------------       TO
                                                               (UNAUDITED)       1999        1998          1997      12/31/96
                                                               ---------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                            $  28.16       $  15.28    $  13.70      $  13.60     $ 12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income (loss)                             (0.01)         (0.07)       0.07          0.08        0.06
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions            (1.76)         13.00        1.56          0.03        1.09
                                                                -------------------------------------------------------------
          Total from investment operations                         (1.77)         12.93        1.63          0.11        1.15
                                                                -------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                        --          (0.05)      (0.05)        (0.01)      (0.05)
          Distributions from capital gains                         (5.28)            --          --            --          --
                                                                -------------------------------------------------------------
          Total distributions                                      (5.28)         (0.05)      (0.05)        (0.01)      (0.05)
                                                                -------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  21.11       $  28.16    $  15.28      $  13.70     $ 13.60
                                                                =============================================================
          TOTAL RETURN                                             (8.81)%+       84.92%      11.86%         0.79%       9.20%+
Net assets, end of period (000's)                               $296,718       $239,961    $147,898      $128,576     $97,218
Ratio of operating expenses to average net assets                   1.49%(A)       1.37%       1.25%         1.31%       1.29%(A)
Ratio of net investment income (loss) to average net assets        (0.56)%(A)     (0.41)%      0.44%         0.63%       0.93%(A)
Portfolio turnover rate                                              568%(A)        309%         45%           74%         50%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                  AGGRESSIVE GROWTH TRUST
                                                           ----------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED             YEARS ENDED DECEMBER 31,         1/01/1997*
                                                            6/30/2000#          -------------------------            TO
                                                           (UNAUDITED)            1999             1998           12/31/97
                                                           ----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $  17.34            $  13.04         $  12.50         $ 12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment loss                                  (0.01)              (0.06)           (0.07)          (0.03)
          Net realized and unrealized gain on
          investments                                           3.55                4.36             0.61            0.03
                                                            -------------------------------------------------------------
          Total from investment operations                      3.54                4.30             0.54              --
                                                            -------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  20.88            $  17.34         $  13.04         $ 12.50
                                                            =============================================================
          TOTAL RETURN                                         20.42%+             32.98%            4.32%           0.00%
Net assets, end of period (000's)                           $332,366            $135,503         $143,010         $93,335
Ratio of operating expenses to average net assets               1.07%(A)            1.15%            1.14%           1.18%
Ratio of net investment loss to average net assets             (0.58)%(A)          (0.59)%          (0.64)%         (0.46)%
Portfolio turnover rate                                           94%(A)             161%             189%             63%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                              EMERGING SMALL COMPANY TRUST
                                                           ----------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED             YEARS ENDED DECEMBER 31,         1/01/1997*
                                                            6/30/2000#          -------------------------            TO
                                                           (UNAUDITED)            1999             1998           12/31/97
                                                           ----------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                        $  40.74            $  23.82         $  24.13         $  20.60
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment loss                                  (0.01)              (0.09)           (0.12)           (0.02)
          Net realized and unrealized gain on
          investments                                           5.06               17.35             0.17             3.55
                                                            --------------------------------------------------------------
          Total from investment operations                      5.05               17.26             0.05             3.53
                                                            --------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Distributions from capital gains                     (4.37)              (0.34)           (0.36)              --
                                                            --------------------------------------------------------------
          Total distributions                                  (4.37)              (0.34)           (0.36)              --
                                                            --------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  41.42            $  40.74         $  23.82         $  24.13
                                                            ==============================================================
          TOTAL RETURN                                         13.19%+             73.53%            0.07%           17.14%
Net assets, end of period (000's)                           $612,075            $453,152         $300,637         $275,774
Ratio of operating expenses to average net assets               1.10%(A)            1.12%            1.10%            1.11%
Ratio of net investment loss to average net assets             (0.06)%(A)          (0.35)%          (0.54)%          (0.13)%
Portfolio turnover rate                                           22%(A)             136%              77%             120%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       SMALL COMPANY
                                                                        BLEND TRUST
                                                           ------------------------------------
                                                           SIX MONTHS
                                                              ENDED                  5/01/1999*
                                                            6/30/2000#                   TO
                                                           (UNAUDITED)                12/31/99
                                                           ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $    15.76               $    12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income (loss)                           (0.01)                   (0.01)
          Net realized and unrealized gain on
          investments                                             1.38                     3.58
                                                            -----------------------------------
          Total from investment operations                        1.37                     3.57
                                                            -----------------------------------
LESS DISTRIBUTIONS:
-------------------
          Distributions from capital gains                       (0.11)                   (0.31)
                                                            -----------------------------------
          Total distributions                                    (0.11)                   (0.31)
                                                            -----------------------------------
NET ASSET VALUE, END OF PERIOD                              $    17.02               $    15.76
                                                            ===================================
          TOTAL RETURN                                            8.72%+                  25.86%+
Net assets, end of period (000's)                           $   89,790               $   53,514
Ratio of operating expenses to average net assets                 1.20%(A)                 1.30%(A)
Ratio of net investment loss to average net assets               (0.19)%(A)               (0.12)%(A)
Portfolio turnover rate                                             63%(A)                   28%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               DYNAMIC
                                                               GROWTH
                                                                TRUST
                                                             -----------

                                                              5/01/2000*
                                                                  TO
                                                              6/30/2000#
                                                             (UNAUDITED)
                                                             -----------

NET ASSET VALUE, BEGINNING OF PERIOD                          $    12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                       --
          Net realized and unrealized loss on
          investments                                              (0.48)
                                                              ----------
          Total from investment operations                         (0.48)
                                                              ----------
NET ASSET VALUE, END OF PERIOD                                $    12.02
                                                              ==========
          TOTAL RETURN                                             (3.84)%+
Net assets, end of period (000's)                             $   60,219
Ratio of operating expenses to average net assets                   1.12%(A)
Ratio of net investment income to average net assets                1.87%(A)
Portfolio turnover rate                                               18%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                          MID CAP STOCK TRUST
                                                                 ------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                 5/01/1999*
                                                                  6/30/2000#                  TO
                                                                 (UNAUDITED)               12/31/99
                                                                 ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $    12.60               $     12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment loss                                            --                     (0.01)
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions               (0.45)                     0.11
                                                                 ------------------------------------
          Total from investment operations                            (0.45)                     0.10
                                                                 ------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $    12.15               $     12.60
                                                                 ====================================
          TOTAL RETURN                                                (3.57)%+                   0.80%+
Net assets, end of period (000's)                                $   83,401               $    99,504
Ratio of operating expenses to average net assets                      1.01%(A)                 1.025%(A)
Ratio of net investment income to average net assets                  (0.02)%(A)                (0.15)%(A)
Portfolio turnover rate                                                 358%(A)                    36%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                      ALL CAP GROWTH TRUST
                                                                                (FORMERLY, MID CAP GROWTH TRUST)
                                                         -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                 YEARS ENDED DECEMBER 31,           3/04/1996*
                                                          6/30/2000#        ------------------------------------          TO
                                                         (UNAUDITED)          1999           1998         1997         12/31/96
                                                         -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $   24.89          $  19.77       $  15.41     $  13.37       $  12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment loss                                (0.02)            (0.08)         (0.04)       (0.04)            --
          Net realized and unrealized gain on
          investments and foreign currency transactions       2.00              7.87           4.40         2.08           0.87
                                                         ----------------------------------------------------------------------
          Total from investment operations                    1.98              7.79           4.36         2.04           0.87
                                                         ----------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Distributions from capital gains                   (1.83)            (2.67)            --           --             --
                                                         ----------------------------------------------------------------------
          Total distributions                                (1.83)            (2.67)            --           --             --
                                                         ----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   25.04          $  24.89       $  19.77     $  15.41       $  13.37
                                                         ======================================================================
          TOTAL RETURN                                        8.18%+           44.69%         28.29%       15.26%          6.96%+
Net assets, end of period (000's)                        $ 932,037          $662,674       $395,109     $268,377       $176,062
Ratio of operating expenses to average net assets             1.00%(A)          1.03%          1.04%        1.05%          1.10%(A)
Ratio of net investment loss to average net assets           (0.44)%(A)       (0.46)%         (0.27)%      (0.33)%        (0.02)%(A)
Portfolio turnover rate                                        119%(A)           193%           150%         151%            67%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   OVERSEES TRUST
                                                         ----------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                YEARS ENDED DECEMBER 31,            1/09/1995*
                                                          6/30/2000#    ------------------------------------------       TO
                                                         (UNAUDITED)      1999       1998       1997        1996      12/31/95
                                                         ----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  15.92      $  11.33   $  11.01   $  11.77    $  10.47    $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
        Net investment income                                 0.02          0.08       0.06       0.23        0.17       0.11
        Net realized and unrealized gain (loss) on
        investments and foreign currency transactions        (0.89)         4.51       0.88      (0.26)       1.15       0.59
                                                          -------------------------------------------------------------------
        Total from investment operations                     (0.87)         4.59       0.94      (0.03)       1.32       0.70
                                                          -------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
        Dividends from net investment income                 (0.13)           --      (0.26)     (0.22)      (0.02)     (0.12)
        Distributions from capital gains                     (1.09)           --      (0.36)     (0.51)      --         (0.11)
                                                          -------------------------------------------------------------------
        Total distributions                                  (1.22)           --      (0.62)     (0.73)      (0.02)     (0.23)
                                                          -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  13.83      $  15.92   $  11.33   $  11.01    $  11.77    $ 10.47
                                                          ===================================================================
        TOTAL RETURN                                         (5.62)%+      40.51%      8.04%      0.08%      12.61%      6.98%+
Net assets, end of period (000's)                         $508,671      $404,223   $218,551   $203,776    $189,010    $88,638
Ratio of operating expenses to average net assets             1.17%(A)      1.21%      1.16%      1.12%       1.11%      1.47%(A)
Ratio of net investment income to average net assets          0.70%(A)      0.73%      0.61%      2.08%       1.82%      0.71%(A)
Portfolio turnover rate                                        116%(A)       147%       150%       166%        148%       112%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                              INTERNATIONAL STOCK TRUST
                                                         -------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED               YEARS ENDED DECEMBER 31,          1/01/1997*
                                                          6/30/2000#          -----------------------------           TO
                                                         (UNAUDITED)              1999             1998            12/31/97
                                                         --------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                     $     15.43          $     12.98       $     11.47       $     11.47
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
       Net investment income                                    0.05                 0.08              0.09              0.04
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions           (0.74)                3.76              1.62              0.12
                                                         --------------------------------------------------------------------
       Total from investment operations                        (0.69)                3.84              1.71              0.16
                                                         --------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
       Dividends from net investment income                    (0.01)               (0.07)            (0.09)            (0.03)
       Distributions from capital gains                        (0.06)               (1.32)            (0.11)            (0.13)
                                                         --------------------------------------------------------------------
       Total distributions                                     (0.07)               (1.39)            (0.20)            (0.16)
                                                         --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $     14.67          $     15.43       $     12.98       $     11.47
                                                         ====================================================================
       TOTAL RETURN                                            (4.46)%+             29.71%            14.91%             1.38%
Net assets, end of period (000's)                        $   285,712          $   231,729       $   234,103       $   145,253
Ratio of operating expenses to average net assets               1.24%(A)             1.25%             1.25%             1.38%
Ratio of net investment income to average net asset             0.50%(A)             0.58%             0.82%             0.56%
Portfolio turnover rate                                           50%(A)               39%               27%               43%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            INTERNATIONAL
                                                                             VALUE TRUST
                                                               -------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                   5/01/1999*
                                                                6/30/2000#                    TO
                                                               (UNAUDITED)                 12/31/99
                                                               -------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $     12.98               $     12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
        Net investment income                                         0.15                      0.08
        Net realized and unrealized gain (loss) on
        investments and foreign currency transactions                (0.24)                     0.40
                                                               -------------------------------------
        Total from investment operations                             (0.09)                     0.48
                                                               -------------------------------------
LESS DISTRIBUTIONS:
-------------------
        Dividends from net investment income                         (0.05)                       --
        Distributions from capital gains                             (0.03)                       --
                                                               -------------------------------------
        Total distributions                                          (0.08)                       --
                                                               -------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $     12.81               $     12.98
                                                               =====================================
        TOTAL RETURN                                                 (0.64)%+                   3.84
Net assets, end of period (000's)                              $   137,839               $   100,970
Ratio of operating expenses to average net assets                     1.19%(A)                  1.23%(A)
Ratio of net investment income to average net assets                  2.51%(A)                  1.27%(A)
Portfolio turnover rate                                                 46%(A)                     4%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                 MID CAP BLEND TRUST
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEARS ENDED DECEMBER 31,
                                                6/30/2000#     --------------------------------------------------------------
                                               (UNAUDITED)         1999         1998         1997          1996        1995
                                               ------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $    21.90      $    19.48   $    21.50   $    22.62    $    20.79    $  14.66
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
     Net investment income                           0.03            0.07         0.08         0.08          0.13        0.10
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                          (0.13)           4.75         2.13         3.31          3.77        6.14
                                               ------------------------------------------------------------------------------
     Total from investment operations               (0.10)           4.82         2.21         3.39          3.90        6.24
                                               ------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
     Dividends from net investment income           (0.07)          (0.09)       (0.07)       (0.14)        (0.09)      (0.11)
     Distributions from capital gains               (3.19)          (2.31)       (4.16)       (4.37)        (1.98)         --
                                               ------------------------------------------------------------------------------
     Total distributions                            (3.26)          (2.40)       (4.23)       (4.51)        (2.07)      (0.11)
                                               ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    18.54      $    21.90   $    19.48   $    21.50    $    22.62    $  20.79
                                               ==============================================================================
     TOTAL RETURN                                   (0.92)%+        27.75%        9.41%       19.25%        20.14%      42.79%
Net assets, end of period (000's)              $1,566,458      $1,673,228   $1,556,169   $1,521,382    $1,345,461    $988,800
Ratio of operating expenses to average
  net assets                                         0.90%(A)        0.88%        0.80%        0.80%         0.80%       0.80%
Ratio of net investment income to average
  net assets                                         0.34%(A)        0.34%        0.42%        0.35%         0.71%       0.63%
Portfolio turnover rate                               158%(A)         129%          93%         224%          223%         88%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               SMALL COMPANY VALUE TRUST
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED               YEARS ENDED DECEMBER 31,        10/1/1997*
                                                          6/30/2000#          ----------------------------          TO
                                                         (UNAUDITED)             1999              1998          12/31/97
                                                         ------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $     12.27          $    11.37       $     11.94       $    12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
       Net investment income                                      --                0.02              0.01             0.01
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions            0.09                0.89             (0.57)           (0.57)
                                                         ------------------------------------------------------------------
       Total from investment operations                         0.09                0.91             (0.56)           (0.56)
                                                         ------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
       Dividends from net investment income                    (0.02)              (0.01)            (0.01)              --
       Distributions from capital gains                           --                  --                --               --
                                                         ------------------------------------------------------------------
       Total distributions                                     (0.02)              (0.01)            (0.01)              --
                                                         ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $     12.34          $    12.27       $     11.37       $    11.94
                                                         ==================================================================
       TOTAL RETURN                                             0.71%+              8.00%            (4.72)%          (4.48)%+
Net assets, end of period (000's)                        $   103,742          $   89,167       $   162,335       $   67,091
Ratio of operating expenses to average net assets               1.26%(A)            1.22%             1.23%            1.19%(A)
Ratio of net investment income to average net assets            0.16%(A)            0.15%             0.16%            0.54%(A)
Portfolio turnover rate                                          236%(A)             142%              131%              81%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                GLOBAL EQUITY TRUST
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEARS ENDED DECEMBER 31,
                                                      06/30/2000#    ---------------------------------------------------------
                                                      (UNAUDITED)       1999          1998       1997        1996        1995
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $  18.79      $  20.38      $  19.38   $  17.84    $  16.10    $  15.74
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
     Net investment income                                 0.08          0.23          0.17       0.19        0.12        0.29
     Net realized and unrealized gain on
     investments and foreign currency transactions         0.61          0.38          2.27       3.16        1.89        0.84
                                                       -----------------------------------------------------------------------
     Total from investment operations                      0.69          0.61          2.44       3.35        2.01        1.13
                                                       -----------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
     Dividends from net investment income                 (0.35)        (0.13)        (0.36)     (0.27)      (0.27)      (0.08)
     Distributions from capital gains                     (1.99)        (2.07)        (1.08)     (1.54)         --       (0.69)
                                                       -----------------------------------------------------------------------
     Total distributions                                  (2.34)        (2.20)        (1.44)     (1.81)      (0.27)      (0.77)
                                                       -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  17.14      $  18.79      $  20.38   $  19.38    $   17.84   $  16.10
                                                       =======================================================================
     TOTAL RETURN                                          4.06%+        3.66%        12.24%     20.80%      12.62%       7.68%
Net assets, end of period (000's)                      $754,005      $837,728      $928,564   $868,413    $726,842    $648,183
Ratio of operating expenses to average net assets          1.03%(A)      1.06%         1.01%      1.01%       1.01%       1.05%
Ratio of net investment income to average net assets       1.63%(A)      1.14%         0.84%      1.02%       0.78%       0.61%
Portfolio turnover rate                                      65%(A)        43%(B)        32%        33%        169%         63%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non - annualized
(A)  Annualized
(B)  The portfolio turnover rate excludes assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                           GROWTH TRUST
                                                               ---------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED               YEARS ENDED DECEMBER 31,      7/15/1996*
                                                                6/30/2000#      ----------------------------------      TO
                                                               (UNAUDITED)        1999         1998         1997     12/31/96
                                                               ---------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $  26.88        $  20.50     $  17.21     $  13.73    $ 12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income (loss)                             (0.01)          (0.04)        0.06         0.08       0.09
          Net realized and unrealized gain on
          investments and foreign currency transactions             1.13            7.46         4.00         3.40       1.23
                                                                -------------------------------------------------------------
          Total from investment operations                          1.12            7.42         4.06         3.48       1.32
                                                                -------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                        --           (0.05)       (0.07)          --      (0.09)
          Distributions from capital gains                         (2.61)          (0.99)       (0.70)          --         --
                                                                -------------------------------------------------------------
          Total distributions                                      (2.61)          (1.04)       (0.77)          --      (0.09)
                                                                -------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  25.39        $  26.88     $  20.50     $  17.21    $ 13.73
                                                                =============================================================
          TOTAL RETURN                                              4.07%+         37.20%       23.95%       25.35%     10.53%+
Net assets, end of period (000's)                               $816,448        $642,948     $299,994     $167,388    $56,807
Ratio of operating expenses to average net assets                   0.89%(A)        0.90%        0.90%        0.95%      1.01%(A)
Ratio of net investment income (loss) to average net assets        (0.18)%(A)      (0.18)%       0.42%        0.74%      2.57%(A)
Portfolio turnover rate                                              110%(A)         156%         136%         179%       215%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                        LARGE CAP GROWTH TRUST
                                                               ---------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                       YEARS ENDED DECEMBER 31,
                                                               06/30/2000#     -----------------------------------------------------
                                                               (UNAUDITED)       1999       1998      1997        1996       1995
                                                               ---------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $  17.23       $  15.26   $  14.36   $ 13.45    $  12.85   $  11.17
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income (loss)                                --           0.06       0.24       0.29       0.36       0.35
          Net realized and unrealized gain on
          investments and foreign currency transactions             0.13           3.52       2.43       2.01       1.21       2.07
                                                                -------------------------------------------------------------------
          Total from investment operations                          0.13           3.58       2.67       2.3        1.57       2.42
                                                                -------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                     (0.05)         (0.23)     (0.29)     (0.38)     (0.33)     (0.33)
          Distributions from capital gains                         (2.56)         (1.38)     (1.48)     (1.01)     (0.64)     (0.41)
                                                                -------------------------------------------------------------------
          Total distributions                                      (2.61)         (1.61)     (1.77)     (1.39)     (0.97)     (0.74)
                                                                -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  14.75       $  17.23   $  15.26   $  14.36   $  13.45   $  12.85
                                                                ===================================================================
          TOTAL RETURN                                              0.55%+        25.28%     19.12%     19.09%     13.00%     22.77%
Net assets, end of period (000's)                               $551,594       $402,585   $262,882   $243,533   $226,699   $211,757
Ratio of operating expenses to average net assets                   0.94%(A)       0.94%      0.88%      0.90%      0.90%      0.91%
Ratio of net investment income (loss) to average net assets        (0.06)%(A)      0.45%      1.58%      1.99%      2.73%      2.76%
Portfolio turnover rate                                               89%(A)        164%        64%        91%        75%       111%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  QUANTITATIVE EQUITY TRUST
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                        YEARS ENDED DECEMBER 31,
                                                            6/30/2000#     ----------------------------------------------------
                                                           (UNAUDITED)       1999       1998       1997       1996       1995
                                                           --------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $  28.16       $  25.22   $  22.50   $  17.33    $ 17.27    $ 13.36
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                 0.05           0.10       0.20       0.26       0.26       0.24
          Net realized and unrealized gain on
          investments and foreign currency transactions         2.80           5.26       5.42       4.91       2.83       3.67
                                                            -------------------------------------------------------------------
          Total from investment operations                      2.85           5.36       5.62       5.17       3.09       3.91
                                                            -------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                 (0.12)         (0.18)     (0.25)        --      (0.50)        --
          Distributions from capital gains                     (3.67)         (2.24)     (2.65)        --      (2.51)        --
                                                            -------------------------------------------------------------------
          Total distributions                                  (3.79)         (2.42)     (2.90)        --      (3.03)        --
                                                            -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  27.22       $  28.16   $  25.22   $  22.50    $ 17.33    $ 17.27
                                                            ===================================================================
          TOTAL RETURN(B)                                      10.19%+        22.30%     26.35%     29.83%     17.92%     29.23%
Net assets, end of period (000's)                           $523,757       $431,909   $254,475   $167,530    $91,900    $60,996
Ratio of operating expenses to average net assets(C)            0.75%(A)       0.76%      0.76%      0.50%      0.50%      0.50%
Ratio of net investment income to average net assets           (0.28)%(A)      0.57%      1.06%      1.50%      1.81%      1.76%
Portfolio turnover rate                                          155%(A)        159%       225%       114%       105%       109%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized
(B) The total return for the year ended December 31, 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            BLUE CHIP GROWTH TRUST
                                                         -------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                           YEARS ENDED DECEMBER 31,
                                                          6/30/2000#      --------------------------------------------------------
                                                         (UNAUDITED)         1999         1998        1997       1996       1995
                                                         -------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $    21.64       $    18.92   $    15.00   $  14.31   $  11.40   $   9.05
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income (loss)                        (0.01)            0.01         0.05       0.09       0.03       0.03
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions        1.44             3.58         4.19       3.13       2.92       2.36
                                                         -------------------------------------------------------------------------
          Total from investment operations                     1.43             3.59         4.24       3.22       2.95       2.39
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                (0.01)           (0.05)       (0.08)     (0.03)     (0.04)     (0.04)
          Distributions from capital gains                    (0.98)           (0.82)       (0.24)     (2.50)        --         --
                                                         -------------------------------------------------------------------------
          Total distributions                                 (0.99)           (0.87)       (0.32)     (2.53)     (0.04)     (0.04)
                                                         -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    22.08       $    21.64   $    18.92   $  15.00   $  14.31   $  11.40
                                                         =========================================================================
          TOTAL RETURN(B)                                      6.66%+          19.43%       28.49%     26.94%     25.90%     26.53%
Net assets, end of period (000's)                        $2,046,297       $1,734,233   $1,141,162   $708,807   $422,571   $277,674
Ratio of operating expenses to average net assets(C)           0.91%(A)         0.94%        0.97%     0.975%     0.975%     0.975%
Ratio of net investment income to average net assets          (0.09)%(A)        0.06%        0.37%      0.74%      0.26%      0.42%
Portfolio turnover rate                                          46%(A)           42%          42%        37%       159%        57%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the years ended December 31, 1996 and 1995 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.91% for the six months ended June 30, 2000, 1.02% and 1.03% for the years ended December 31, 1996 and 1995, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               REAL ESTATE SECURITIES TRUST
                                                         ---------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                       YEARS ENDED DECEMBER 31,
                                                          6/30/2000#     -----------------------------------------------------
                                                         (UNAUDITED)       1999#       1998        1997       1996       1995
                                                         ---------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.89       $  14.76    $  20.07    $  16.95   $ 15.10    $ 13.34
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                                0.37           0.78        0.78        0.80      0.74       0.67
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        0.61          (1.94)      (3.72)       2.32      4.31       1.35
                                                          --------------------------------------------------------------------
         Total from investment operations                     0.98          (1.16)      (2.94)       3.12      5.05       2.02
                                                          --------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income                (0.52)         (0.71)      (0.53)         --     (1.39)     (0.26)
         Distributions from capital gains                       --             --       (1.84)         --     (1.81)        --
                                                          --------------------------------------------------------------------
         Total distributions                                 (0.52)         (0.71)      (2.37)       0.00     (3.20)     (0.26)
                                                          --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  13.35       $  12.89    $  14.76    $  20.07   $ 16.95    $ 15.10
                                                          ====================================================================
         TOTAL RETURN(B)                                      7.78%+        (8.00)%    (16.44)%     18.41%    34.69%     15.14%
Net assets, end of period (000's)                         $204,979       $196,756    $161,832    $161,759   $76,220    $52,440
Ratio of operating expenses to average net assets(C)          0.77%(A)       0.77%       0.76%       0.50%     0.50%      0.50%
Ratio of net investment income to average net assets          4.91%(A)       5.88%       5.57%       5.42%     5.22%      5.06%
Portfolio turnover rate                                        205%(A)        201%        122%        148%      231%       136%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000 and the fiscal year 1999.
+    Non-annualized
(A)  Annualized
(B) The total return for the year ended December 31, 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                      VALUE TRUST
                                                          -----------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED             YEARS ENDED DECEMBER 31,         1/01/1997*
                                                            6/30/2000#        ----------------------------          TO
                                                           (UNAUDITED)            1999             1998          12/31/1997
                                                          -----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $     13.23         $     14.06      $     14.81      $     12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                                   0.01                0.20             0.18             0.10
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions          (0.50)              (0.59)           (0.45)            2.67
                                                          -----------------------------------------------------------------
         Total from investment operations                       (0.49)              (0.39)           (0.27)            2.77
                                                          -----------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income                      --               (0.20)           (0.18)           (0.10)
         Distributions from capital gains                          --               (0.24)           (0.30)           (0.36)
                                                          -----------------------------------------------------------------
         Total distributions                                       --               (0.44)           (0.48)           (0.46)
                                                          -----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     12.74         $     13.23      $     14.06      $     14.81
                                                          =================================================================
         TOTAL RETURN                                           (3.70)%+            (2.79)%          (1.72)%          22.14%
Net assets, end of period (000's)                         $   134,117         $   146,279      $   255,554      $   144,672
Ratio of operating expenses to average net assets                0.87%(A)            0.87%            0.85%            0.96%
Ratio of net investment income to average net assets             1.05%(A)            1.12%            1.50%            1.50%
Portfolio turnover rate                                            83%(A)              54%              45%              43%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                TACTICAL
                                                               ALLOCATION
                                                                  TRUST
                                                               -----------
                                                                5/01/2000*
                                                                   TO
                                                                6/30/2000#
                                                               (UNAUDITED)
                                                               -----------

NET ASSET VALUE, BEGINNING OF PERIOD                            $    12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net realized and unrealized loss on
         investments and foreign currency transactions               (0.04)
                                                                ----------
         Total from investment operations                            (0.04)
                                                                ----------
NET ASSET VALUE, END OF PERIOD                                  $    12.46
                                                                ==========
         TOTAL RETURN                                                (0.32)%+
Net assets, end of period (000's)                               $   42,274
Ratio of operating expenses to average net assets                     1.31%(A)
Ratio of net investment income to average net assets                  1.97%(A)
Portfolio turnover rate                                                 36%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                      EQUITY INDEX TRUST
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                    YEARS ENDED DECEMBER 31,           2/14/1996*
                                                        6/30/2000#       -----------------------------------------        TO
                                                       (UNAUDITED)           1999           1998           1997       12/31/1996
                                                       -------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $     18.13       $     15.43     $    12.48     $    10.69     $   10.00
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                                0.05              0.17           0.18           0.32          0.19
         Net realized and unrealized gain (loss) on
         investments                                         (0.16)             3.00           3.36           3.26          1.29
                                                       -------------------------------------------------------------------------
         Total from investment operations                    (0.11)             3.17           3.54           3.58          1.48
                                                       -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income                   --             (0.17)         (0.18)         (0.32)        (0.19)
         Distributions from capital gains                    (0.05)            (0.30)         (0.41)         (1.47)        (0.60)
                                                       -------------------------------------------------------------------------
         Total distributions                                 (0.05)            (0.47)         (0.59)         (1.79)        (0.79)
                                                       -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     17.97       $     18.13     $    15.43     $    12.48     $   10.69
                                                       =========================================================================
         TOTAL RETURN(B)                                     (0.60)%+          20.58%         28.56%         33.53%        14.86%+
Net assets, end of period (000's)                      $   123,351       $   114,775     $   63,292     $   27,075     $   7,818
Ratio of operating expenses to average net assets(C)          0.38%(A)          0.40%          0.40%          0.40%         0.40%(A)
Ratio of net investment income to average net assets          1.03%(A)          1.17%          1.70%          3.64%         4.74%(A)
Portfolio turnover rate                                          7%(A)            10%             3%             7%           27%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the years ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.41%, 0.55% and 0.57% for the years ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  GROWTH & INCOME TRUST
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED DECEMBER 31,
                                                        6/30/2000#     ------------------------------------------------------------
                                                       (UNAUDITED)       1999          1998        1997          1996        1995
                                                       ----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $    32.67      $    28.43   $    23.89   $    19.38   $    16.37   $  13.04
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                               0.06            0.17         0.19         0.22         0.22       0.27
         Net realized and unrealized gain on
         investments and foreign currency transactions       0.21            5.12         5.98         5.73         3.41       3.45
                                                       ----------------------------------------------------------------------------
         Total from investment operations                    0.27            5.29         6.17         5.95         3.63       3.72
                                                       ----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income               (0.17)          (0.19)       (0.22)       (0.24)       (0.26)     (0.26)
         Distributions from capital gains                   (1.84)          (0.86)       (1.41)       (1.20)       (0.36)     (0.13)
                                                       ----------------------------------------------------------------------------
         Total distributions                                (2.01)          (1.05)       (1.63)       (1.44)       (0.62)     (0.39)
                                                       ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    30.93      $    32.67   $    28.43   $    23.89   $    19.38   $  16.37
                                                       ============================================================================
         TOTAL RETURN                                        0.65%+         18.87%       26.52%       32.83%       22.84%     29.20%
Net assets, end of period (000's)                      $3,227,506      $3,187,220   $2,290,118   $1,605,387   $1,033,738   $669,387
Ratio of operating expenses to average net assets            0.79%(A)        0.80%        0.79%        0.79%        0.80%      0.80%
Ratio of net investment income to average net assets         0.31%(A)        0.63%        0.85%        1.14%        1.56%      2.23%
Portfolio turnover rate                                        27%(A)          19%          16%          34%          49%        39%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            U.S. LARGE CAP
                                                                              VALUE TRUST
                                                                 --------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                   5/01/1999*
                                                                  6/30/2000#                    TO
                                                                 (UNAUDITED)                12/31/1999
                                                                 --------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     12.84               $      12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                         0.01                       0.04
          Net realized and unrealized gain on
          investments and foreign currency transactions                 0.36                       0.30
                                                                 --------------------------------------
          Total from investment operations                              0.37                       0.34
                                                                 --------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                         (0.03)                        --
          Distributions from capital gains                             (0.08)                        --
                                                                 --------------------------------------
          Total distributions                                          (0.11)                        --
                                                                 --------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $     13.10               $      12.84
                                                                 ======================================
          TOTAL RETURN                                                  2.86%+                     2.72%+
Net assets, end of period (000's)                                $   354,382               $    210,725
Ratio of operating expenses to average net assets                       0.92%(A)                   0.945%(A)
Ratio of net investment income to average net assets                    0.60%(A)                   0.64%(A)
Portfolio turnover rate                                                   23%(A)                     30%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   EQUITY-INCOME TRUST
                                                         -----------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                        YEARS ENDED DECEMBER 31,
                                                          6/30/2000#    --------------------------------------------------------
                                                         (UNAUDITED)       1999         1998        1997       1996        1995
                                                         -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  17.05      $    17.78   $    17.24   $  15.41   $  13.81   $  11.33
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                               0.13            0.35         0.34       0.34       0.21       0.17
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions      (0.57)           0.25         1.26       3.68       2.39       2.49
                                                          ----------------------------------------------------------------------
          Total from investment operations                   (0.44)           0.60         1.60       4.02       2.60       2.66
                                                          ----------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income               (0.34)          (0.37)       (0.33)     (0.21)     (0.16)     (0.08)
          Distributions from capital gains                   (1.81)          (0.96)       (0.73)     (1.98)     (0.84)     (0.10)
                                                          ----------------------------------------------------------------------
          Total distributions                                (2.15)          (1.33)       (1.06)     (2.19)     (1.00)     (0.18)
                                                          ----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  14.46      $    17.05   $    17.78   $  17.24   $  15.41   $  13.81
                                                          ======================================================================
          TOTAL RETURN                                       (2.92)%+         3.40%        9.21%     29.71%     19.85%     23.69%
Net assets, end of period (000's)                         $884,590      $1,011,260   $1,088,342   $941,705   $599,486   $396,827
Ratio of operating expenses to average net assets             0.92%(A)        0.91%        0.85%      0.85%      0.85%      0.85%
Ratio of net investment income to average net assets          2.11%(A)        1.83%        2.13%      2.47%      1.78%      1.63%
Portfolio turnover rate                                         33%(A)          30%          21%        25%       158%        52%


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   INCOME & VALUE TRUST
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                          YEARS ENDED DECEMBER 31,
                                                          6/30/2000#     --------------------------------------------------------
                                                         (UNAUDITED)       1999       1998         1997        1996        1995
                                                         ------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.91       $  13.36    $  12.95    $  12.49    $  12.39    $  10.79
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                               0.10           0.32        0.40        0.48        0.54        0.50
          Net realized and unrealized gain on
          investments and foreign currency transactions       0.25           0.77        1.51        1.29        0.60        1.65
                                                                                                             --------    --------
          Total from investment operations                    0.35           1.09        1.91        1.77        1.14        2.15
                                                                                                             --------    --------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income               (0.32)         (0.40)      (0.46)      (0.57)      (0.52)      (0.45)
          Distributions from capital gains                   (2.63)         (1.14)      (1.04)      (0.74)      (0.52)      (0.10)
                                                                                                             --------    --------
          Total distributions                                (2.95)         (1.54)      (1.50)      (1.31)      (1.04)      (0.55)
                                                                                                             --------    --------
NET ASSET VALUE, END OF PERIOD                            $  10.31       $  12.91    $  13.36    $  12.95    $  12.49    $  12.39
                                                                                                             ========    ========
          TOTAL RETURN                                        2.45%+         8.52%      15.27%      15.87%       9.96%      20.68%
Net assets, end of period (000's)                         $597,447       $639,824    $618,011    $609,142    $624,821    $650,136
Ratio of operating expenses to average net assets             0.85%(A)       0.86%       0.84%       0.85%       0.84%       0.84%
Ratio of net investment income to average net assets          2.59%(A)       2.39%       2.89%       3.37%       4.17%       4.09%
Portfolio turnover rate                                         50%(A)        165%         85%         78%         78%        129%


--------------------------------------------------------------------------------

+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  BALANCED TRUST
                                                            -------------------------------------------------------
                                                               SIX MONTH
                                                                  ENDED      YEARS ENDED DECEMBER 31,    1/01/1997*
                                                               6/30/2000# ----------------------------      TO
                                                              (UNAUDITED)      1999#         1998       12/31/1997
                                                            -------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                           $17.82         $19.40        $19.33        $16.41
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                   0.16           0.55          0.41          0.51
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions           0.01          (0.85)         2.23          2.41
                                                            ------------------------------------------------------
          Total from investment operations                        0.17          (0.30)         2.64          2.92
                                                            ------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income                   (0.62)         (0.37)        (0.48)            -
          Distributions from capital gains                       (0.17)         (0.91)        (2.09)            -
                                                            ------------------------------------------------------
          Total distributions                                    (0.79)         (1.28)        (2.57)            -
                                                            ------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $17.20         $17.82        $19.40        $19.33
                                                            ======================================================
          TOTAL RETURN                                           0.87%+        (1.65%)       14.25%        17.79%
Net assets, end of period (000's)                             $233,150       $258,158      $254,454      $177,045
Ratio of operating expenses to average net assets             0.87%(A)          0.87%         0.87%         0.88%
Ratio of net investment income to average net assets          1.72%(A)          2.98%         2.71%         2.97%
Portfolio turnover rate                                        189%(A)           215%          199%          219%

--------------------------------------------------------------------------------
# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000 and the fiscal year 1999.
*    Commencement of operations
+    Non-annualized
(A)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        HIGH YIELD TRUST
                                                       ---------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED      YEARS ENDED DECEMBER 31,  1/01/1997*
                                                        6/30/2000#  --------------------------      TO
                                                        (UNAUDITED)      1999#        1998       12/31/97
                                                       ---------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $12.83        $12.92      $13.56       $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
             Net investment income                           0.16          1.14        0.91         0.46
             Net realized and unrealized
             gain (loss) on investments and
             foreign currency transactions                  (0.32)        (0.12)      (0.53)        1.13
                                                       ---------------------------------------------------
             Total from investment operations               (0.16)         1.02        0.38         1.59
                                                       ---------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
             Dividends from net investment income           (0.04)        (1.11)      (0.89)       (0.46)
             Distributions from capital gains                   -             -       (0.13)       (0.07)
                                                       ---------------------------------------------------
             Total distributions                            (0.04)        (1.11)      (1.02)       (0.53)
                                                       ---------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.63        $12.83      $12.92       $13.56
                                                       ===================================================
             TOTAL RETURN                                  (1.31%)+       8.00%       2.78%       12.68%
Net assets, end of period (000's)                        $251,611      $241,054    $192,354      $92,748
Ratio of operating expenses to average net assets        0.84%(A)         0.84%       0.84%        0.89%
Ratio of net investment income to average net assets     9.55%(A)         8.59%       8.34%        7.40%
Portfolio turnover rate                                    50%(A)           62%         94%          75%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000 and the fiscal year 1999.
*    Commencement of operations
+    Non-annualized
(A)  Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                     STRATEGIC BOND TRUST
                                                     ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEARS ENDED DECEMBER 31,
                                                      6/30/2000#  --------------------------------------------------------------
                                                      (UNAUDITED)      1999         1998        1997        1996        1995
                                                     ------------ --------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $11.14       $11.72       $12.38      $11.94      $11.26       $9.91
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                            0.20         1.00         0.76        0.67        0.62        0.78
          Net realized and unrealized gain
          (loss) on investments and foreign
           currency transactions                           0.04        (0.75)       (0.59)       0.57        0.92        1.04
                                                    --------------------------------------------------------------------------
          Total from investment operations                 0.24         0.25         0.17        1.24        1.54        1.82
                                                    --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
          Dividends from net investment income            (0.98)       (0.83)       (0.71)      (0.71)      (0.86)      (0.47)
          Distributions from capital gains                    -            -        (0.12)      (0.09)          -           -
                                                    ---------------------------------------------------------------------------
          Total distributions                             (0.98)       (0.83)       (0.83)      (0.80)      (0.86)      (0.47)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.40       $11.14       $11.72      $12.38      $11.94      $11.26
                                                    ===========================================================================
          TOTAL RETURN                                    2.18%+       2.22%        1.31%      10.98%      14.70%      19.22%
Net assets, end of period (000's)                      $329,471     $368,380     $443,414    $365,590    $221,277    $122,704
Ratio of operating expenses to average net assets      0.87%(A)        0.87%        0.85%       0.87%       0.86%       0.92%
Ratio of net investment income to average net assets   8.35%(A)        8.15%        7.59%       7.54%       8.20%       8.76%
Portfolio turnover rate                                 111%(A)         107%         209%        131%        165%        181%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                      GLOBAL BOND TRUST
                                                        ----------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                       YEARS ENDED DECEMBER 31,
                                                          6/30/2000#  --------------------------------------------------------------
                                                         (UNAUDITED)      1999        1998         1997        1996         1995
                                                        ------------- --------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $11.60       $13.73      $14.07       $14.97      $14.56       $12.47
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
           Net investment income                              0.27         0.67        0.81         0.93        0.93         1.16
           Net realized and unrealized
           gain (loss) on investments and
           foreign currency transactions                     (0.35)       (1.55)       0.20        (0.57)       0.79         1.62
                                                       -----------------------------------------------------------------------------
           Total from investment operations                  (0.08)       (0.88)       1.01         0.36        1.72         2.78
                                                       -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
           Dividends from net investment income              (0.36)       (1.25)      (0.95)       (1.23)      (1.31)       (0.69)
           Distributions from capital gains                      -            -       (0.40)       (0.03)          -            -
                                                       -----------------------------------------------------------------------------
           Total distributions                               (0.36)       (1.25)      (1.35)       (1.26)      (1.31)       (0.69)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               11.16        11.60       13.73        14.07       14.97        14.56
                                                       =============================================================================
           TOTAL RETURN                                     (0.63%)+     (6.67%)      7.61%        2.95%      13.01%       23.18%
Net assets, end of period (000's)                         $120,120     $145,992    $196,990     $216,117    $249,793     $235,243
Ratio of operating expenses to average net assets         1.02%(A)        0.98%       0.94%        0.93%       0.90%        0.93%
Ratio of net investment income to average net assets      4.63%(A)        4.38%       5.46%        5.87%       6.38%        6.83%
Portfolio turnover rate                                       527%         471%        140%         160%        167%         171%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           TOTAL RETURN TRUST
                                                     ------------------------------
                                                         SIX MONTHS
                                                            ENDED       5/01/1999*
                                                         6/30/2000#         TO
                                                         (UNAUDITED)     12/31/99
                                                     ------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $12.37        $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
       Net investment income                                  0.35          0.35
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions          0.04         (0.48)
                                                     -----------------------------
       Total from investment operations                       0.39         (0.13)
                                                     -----------------------------
LESS DISTRIBUTIONS:
-------------------
       Dividends from net investment income                  (0.31)            -
                                                     -----------------------------
       Total distributions                                   (0.31)            -
                                                     -----------------------------
NET ASSET VALUE, END OF PERIOD                              $12.45        $12.37
                                                     =============================
       TOTAL RETURN                                          3.20%+       (1.04%)+
Net assets, end of period (000's)                         $311,428      $240,016
Ratio of operating expenses to average net assets         0.84%(A)      0.84%(A)
Ratio of net investment income to average net assets      5.86%(A)      5.72%(A)
Portfolio turnover rate                                    460%(A)        95%(A)

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                INVESTMENT QUALITY BOND TRUST
                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                         YEARS ENDED DECEMBER 31,
                                                        6/30/2000#   ---------------------------------------------------------------
                                                        (UNAUDITED)      1999          1998         1997        1996         1995
                                                       -----------------------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $11.60        $12.46        $12.13       $11.89      $12.32       $11.01
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                              0.14          0.81          0.62         0.77        0.77         0.77
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                       0.21         (1.02)         0.40         0.30       (0.50)        1.28
                                                       -----------------------------------------------------------------------------
         Total from investment operations                   0.35         (0.21)         1.02         1.07        0.27         2.05
                                                       -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income              (0.89)        (0.65)        (0.69)       (0.83)      (0.70)       (0.74)
                                                       -----------------------------------------------------------------------------
         Total distributions                               (0.89)        (0.65)        (0.69)       (0.83)      (0.70)       (0.74)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.06        $11.60        $12.46       $12.13       11.89        12.32
                                                       =============================================================================
         TOTAL RETURN                                      3.07%+       (1.79%)        8.73%        9.75%       2.58%       19.49%
Net assets, end of period (000's)                       $274,050      $288,594      $312,111     $188,545    $152,961     $143,103
Ratio of operating expenses to average net assets       0.74%(A)         0.77%         0.72%        0.74%       0.73%        0.74%
Ratio of net investment income to average net assets    7.05%(A)         6.79%         6.89%        7.15%       6.95%        6.91%
Portfolio turnover rate                                   67%(A)        36%(B)           41%          47%         68%         137%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized
(B)  The portfolio turnover rate excludes assets acquired in the  merger.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                     DIVERSIFIED BOND TRUST
                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                          YEARS ENDED DECEMBER 31,
                                                        6/30/2000#    --------------------------------------------------------------
                                                        UNAUDITED)       1999          1998         1997        1996         1995
                                                       -----------------------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $10.82        $11.83        $11.78       $11.64      $11.59       $10.34
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                              0.10          0.56          0.51         0.54        0.57         0.54
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                       0.19         (0.46)         0.69         0.67        0.20         1.26
                                                       -----------------------------------------------------------------------------
         Total from investment operations                   0.29          0.10          1.20         1.21        0.77          1.8
                                                       -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income              (0.58)        (0.49)        (0.55)       (0.59)      (0.56)       (0.55)
         Distributions from capital gains                  (0.77)        (0.62)        (0.60)       (0.48)      (0.16)        0.00
                                                       -----------------------------------------------------------------------------
         Total distributions                               (1.35)        (1.11)        (1.15)       (1.07)      (0.72)       (0.55)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $9.76        $10.82        $11.83       $11.78       11.64        11.59
                                                       =============================================================================
         TOTAL RETURN                                      2.84%+        0.72%        10.68%       11.44%       7.03%       18.07%
Net assets, end of period (000's)                       $195,645      $218,868      $196,800     $204,348    $208,466     $224,390
Ratio of operating expenses to average net assets        0.83%(A)        0.84%         0.89%        0.89%       0.87%        0.87%
Ratio of net investment income to average net assets     6.58%(A)        5.18%         4.03%        4.39%       4.59%        4.68%
Portfolio turnover rate                                    80%(A)         173%          125%          86%         73%         110%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              U.S. GOVERNMENT SECURITIES TRUST
                                                       -----------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEARS ENDED DECEMBER 31,
                                                         6/30/2000#  ---------------------------------------------------------------
                                                        (UNAUDITED)      1999          1998         1997         1996        1995
                                                       ------------- ---------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $13.24       $13.82        $13.50       $13.32      $13.65       $12.64
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                               0.46         0.74          0.79         0.75        0.83         0.89
         Net realized and unrealized gain (loss) on
         investments                                         0.01        (0.77)         0.18         0.31       (0.41)        0.99
                                                       -----------------------------------------------------------------------------
         Total from investment operations                    0.47        (0.03)         0.97         1.06        0.42         1.88
                                                       -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income               (1.02)       (0.55)        (0.65)       (0.88)      (0.75)       (0.87)
                                                       -----------------------------------------------------------------------------
         Total distributions                                (1.02)       (0.55)        (0.65)       (0.88)      (0.75)       (0.87)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.69       $13.24        $13.82       $13.50       13.32        13.65
                                                       =============================================================================
         TOTAL RETURN                                       3.68%+      (0.23%)        7.49%        8.47%       3.38%       15.57%
Net assets, end of period (000's)                        $298,437     $363,269      $363,615     $251,277    $204,053     $216,788
Ratio of operating expenses to average net assets        0.73%(A)        0.72%         0.72%        0.72%       0.71%        0.71%
Ratio of net investment income to average net assets     6.70%(A)        6.03%         5.92%        6.27%       6.36%        6.46%
Portfolio turnover rate                                    58%(A)          40%          287%         110%        178%         212%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                     MONEY MARKET TRUST
                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                             YEARS ENDED DECEMBER 31,
                                                       6/30/2000#   ----------------------------------------------------------------
                                                       (UNAUDITED)       1999         1998         1997        1996         1995
                                                       ------------ ----------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $10.00        $10.00        $10.00       $10.00      $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                             0.27          0.45          0.50         0.50        0.49         0.55
                                                       -----------------------------------------------------------------------------
         Total from investment operations                  0.27          0.45          0.50         0.50        0.49         0.55
                                                       -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income             (0.27)        (0.45)        (0.50)       (0.50)      (0.49)       (0.55)
                                                       -----------------------------------------------------------------------------
         Total distributions                              (0.27)        (0.45)        (0.50)       (0.50)      (0.49)       (0.55)
                                                       -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $10.00        $10.00        $10.00       $10.00      $10.00       $10.00
                                                       =============================================================================
         TOTAL RETURN                                     2.73%+         4.60%         5.03%        5.15%       5.05%        5.62%
Net assets, end of period (000's)                      $889,296     $1,084,859      $609,837     $439,714    $363,566     $258,117
Ratio of operating expenses to average net assets      0.55%(A)          0.55%         0.55%        0.54%       0.55%        0.54%
Ratio of net investment income to average net assets   5.40%(A)          4.54%         4.94%        5.03%       4.97%        5.48%

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                 SMALL CAP
                                                                   INDEX
                                                                   TRUST
                                                             ----------------
                                                                 5/01/2000*
                                                                     TO
                                                                06/30/2000#
                                                                (UNAUDITED)
                                                             ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                        -
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions                -
                                                             ----------------
          Total from investment operations                             -
                                                             ----------------
NET ASSET VALUE, END OF PERIOD                                    $12.50
                                                             ================
          TOTAL RETURN (B)                                         0.00%+
Net assets, end of period (000's)                                $31,678
Ratio of operating expenses to average net assets (C)           0.60%(A)
Ratio of net investment income to average net assets            5.79%(A)
Portfolio turnover rate                                            0%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the period May 1, 2000 (commencement of operations) to June 30, 2000 would have been lower had the operating expenses not been reduced.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.67% for the period May 1, 2000 to June 30, 2000.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                 INTERNATIONAL
                                                                      INDEX
                                                                      TRUST
                                                                ----------------
                                                                   5/01/2000*
                                                                      TO
                                                                  06/30/2000#
                                                                  (UNAUDITED)
                                                                ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                         -
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions               0.14
                                                                ----------------
          Total from investment operations                            0.14
                                                                ----------------
NET ASSET VALUE, END OF PERIOD                                      $12.64
                                                                ================
          TOTAL RETURN (B)                                           1.12%+
Net assets, end of period (000's)                                  $47,178
Ratio of operating expenses to average net assets (C)             0.60%(A)
Ratio of net investment income to average net assets              2.85%(A)
Portfolio turnover rate                                              2%(A)


--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the period May 1, 2000 (commencement of operations) to June 30, 2000 would have been lower had the operating expenses not been reduced.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.66% for the period May 1, 2000 to June 30, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     MID CAP
                                                                      INDEX
                                                                      TRUST
                                                                ----------------
                                                                   5/01/2000*
                                                                       TO
                                                                  06/30/2000#
                                                                  (UNAUDITED)
                                                                ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                          -
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions               (0.10)
                                                                ----------------
          Total from investment operations                            (0.10)
                                                                ----------------
NET ASSET VALUE, END OF PERIOD                                       $12.40
                                                                ================
          TOTAL RETURN (B)                                           (0.80%)+
Net assets, end of period (000's)                                   $16,250
Ratio of operating expenses to average net assets (C)              0.60%(A)
Ratio of net investment income to average net assets               1.20%(A)
Portfolio turnover rate                                              57%(A)

--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the period May 1, 2000 (commencement of operations) to June 30, 2000 would have been lower had the operating expenses not been reduced.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.76% for the period May 1, 2000 to June 30, 2000.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   TOTAL STOCK
                                                                  MARKET INDEX
                                                                     TRUST
                                                                ----------------
                                                                   5/01/2000*
                                                                      TO
                                                                  06/30/2000#
                                                                  (UNAUDITED)
                                                                ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                         -
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions              (0.05)
                                                                ----------------
          Total from investment operations                           (0.05)
                                                                ----------------
NET ASSET VALUE, END OF PERIOD                                      $12.45
                                                                ================
          TOTAL RETURN (B)                                          (0.40%)+
Net assets, end of period (000's)                                  $47,192
Ratio of operating expenses to average net assets (C)             0.60%(A)
Ratio of net investment income to average net assets              1.10%(A)
Portfolio turnover rate                                              1%(A)

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the period May 1, 2000 (commencement of operations) to June 30, 2000 would have been lower had the operating expenses not been reduced.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.63% for the period May 1, 2000 to June 30, 2000.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------

                                                                      500
                                                                     INDEX
                                                                     TRUST
                                                                ----------------
                                                                   5/01/2000*
                                                                       TO
                                                                  06/30/2000#
                                                                  (UNAUDITED)
                                                                ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
          Net investment income                                         -
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions              (0.13)
                                                                ----------------
          Total from investment operations                           (0.13)
                                                                ----------------
NET ASSET VALUE, END OF PERIOD                                      $12.37
                                                                ================
          TOTAL RETURN (B)                                          (1.04%)+
Net assets, end of period (000's)                                  $38,715
Ratio of operating expenses to average net assets (C)             0.57%(A)
Ratio of net investment income to average net assets              1.54%(A)
Portfolio turnover rate                                             47%(A)


--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the period May 1, 2000 (commencement of operations) to June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the period May 1, 2000 (commencement of operations) to June 30, 2000 would have been lower had the operating expenses not been reduced.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.66% for the period May 1, 2000 to June 30, 2000.



     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                 LIFESTYLE AGGRESSIVE 1000 TRUST
                                                   --------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED     YEARS ENDED DECEMBER 31,   1/07/1997*
                                                       6/30/2000#  -------------------------      TO
                                                      (UNAUDITED)     1999         1998         12/31/97
                                                   --------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $14.54       $13.39       $13.47        $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                            0.06         0.08         0.07          0.05
         Net realized and unrealized gain on
         investments                                      0.14         1.77         0.62          1.26
                                                   ---------------------------------------------------------
         Total from investment operations                 0.20         1.85         0.69          1.31
                                                   ---------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income            (0.06)       (0.08)       (0.07)        (0.05)
         Distributions from capital gains                (0.67)       (0.62)       (0.70)        (0.29)
                                                   ---------------------------------------------------------
         Total distributions                             (0.73)       (0.70)       (0.77)        (0.34)
                                                   ---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $14.01       $14.54       $13.39        $13.47
                                                   =========================================================
         TOTAL RETURN (B)                                1.36%+      14.61%        4.86%        10.89%+
Net assets, end of period (000's)                     $127,072      $93,073      $80,525       $49,105
Ratio of operating expenses to average net assets (C) 0.03%(A)        0.00%        0.00%      0.00%(A)
Ratio of net investment income to average net assets  0.86%(A)        0.64%        0.48%      1.29%(A)
Portfolio turnover rate                                148%(A)         136%          59%        67%(A)

--------------------------------------------------------------------------------

# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.05% for the six months ended June 30, 2000 and 0.03%, 0.02% and 0.03% for the years ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                LIFESTYLE GROWTH 820 TRUST
                                                   --------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED     YEARS ENDED DECEMBER 31,   1/07/1997*
                                                       6/30/2000#  ------------------------       TO
                                                      (UNAUDITED)     1999         1998        12/31/97
                                                   --------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $15.18       $13.78       $13.77        $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                            0.16         0.23         0.24          0.30
         Net realized and unrealized gain on
         investments                                         -         1.94         0.63          1.38
                                                   --------------------------------------------------------
         Total from investment operations                 0.16         2.17         0.87          1.68
                                                   --------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income            (0.16)       (0.23)       (0.24)        (0.30)
         Distributions from capital gains                (1.02)       (0.54)       (0.62)        (0.11)
                                                   --------------------------------------------------------
         Total distributions                             (1.18)       (0.77)       (0.86)        (0.41)
                                                   --------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $14.16       $15.18       $13.78        $13.77
                                                   ========================================================
         TOTAL RETURN (B)                                1.01%+      16.56%        6.20%        13.84%+
Net assets, end of period (000's)                     $493,929     $414,257     $380,309      $217,158
Ratio of operating expenses to average net assets (C)  0.02%(A)       0.00%        0.00%      0.00%(A)
Ratio of net investment income to average net assets   2.15%(A)       1.73%        1.74%      2.44%(A)
Portfolio turnover rate                                 137%(A)        127%          49%        51%(A)

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.04% for the six months ended June 30, 2000 and 0.04%, 0.02% and 0.03% for the years ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   LIFESTYLE BALANCED 640 TRUST
                                                       ----------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED    YEARS ENDED DECEMBER 31,   1/07/1997*
                                                         6/30/2000#  ------------------------       TO
                                                        (UNAUDITED)     1999         1998        12/31/97
                                                       ------------------------- ------------ -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $14.24       $13.49       $13.56        $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                              0.28         0.39         0.31          0.50
         Net realized and unrealized gain on
         investments                                        0.20         1.20         0.47          1.19
                                                       ----------------------------------------------------
         Total from investment operations                   0.48         1.59         0.78          1.69
                                                       ----------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income              (0.28)       (0.39)       (0.31)        (0.50)
         Distributions from capital gains                  (0.77)       (0.45)       (0.54)        (0.13)
                                                       ----------------------------------------------------
         Total distributions                               (1.05)       (0.84)       (0.85)        (0.63)
                                                       ----------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $13.67       $14.24       $13.49        $13.56
                                                       ====================================================
         TOTAL RETURN (B)                                  3.42%+      12.42%        5.72%        14.11%+
Net assets, end of period (000's)                       $489,850     $416,706     $377,531      $186,653
Ratio of operating expenses to average net assets (C)   0.02%(A)        0.00%        0.00%      0.00%(A)
Ratio of net investment income to average net assets    3.93%(A)        2.93%        2.21%      3.24%(A)
Portfolio turnover rate                                  112%(A)         126%          52%        44%(A)

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.04% for the six months ended June 30, 2000 and 0.03%, 0.02% and 0.03% for the years ended December 31, 1999, 1998 and 1997, respectively.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    LIFESTYLE MODERATE 460 TRUST
                                                       ----------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED     YEARS ENDED DECEMBER 31,  1/07/1997*
                                                         6/30/2000#   ------------------------     TO
                                                         (UNAUDITED)     1999         1998       12/31/97
                                                       ----------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $14.13       $13.91       $13.35       $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                               0.60         0.41         0.45         0.65
         Net realized and unrealized gain (loss) on
         investments                                        (0.22)        0.65         0.84         0.98
                                                       ----------------------------------------------------
         Total from investment operations                    0.38         1.06         1.29         1.63
                                                       ----------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income               (0.60)       (0.41)       (0.45)       (0.65)
         Distributions from capital gains                   (1.05)       (0.43)       (0.28)       (0.13)
                                                       ----------------------------------------------------
         Total distributions                                (1.65)       (0.84)       (0.73)       (0.78)
                                                       ----------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.86       $14.13       $13.91       $13.35
                                                       ====================================================
         TOTAL RETURN (B)                                  2.71%+        7.89%        9.76%       13.70%+
Net assets, end of period (000's)                       $175,513      $167,500     $138,128      $52,746
Ratio of operating expenses to average net assets (C)    0.02%(A)        0.00%        0.00%     0.00%(A)
Ratio of net investment income to average net assets     8.41%(A)        2.92%        3.03%     3.91%(A)
Portfolio turnover rate                                   120%(A)         109%          45%       39%(A)

--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.05% for the six months ended June 30, 2000 and 0.04%, 0.05% and 0.03% for the years ended December 31, 1999, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       LIFESTYLE CONSERVATIVE 280 TRUST
                                                          --------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED      YEARS ENDED DECEMBER 31,   1/07/1997*
                                                             6/30/2000#    ------------------------       TO
                                                            (UNAUDITED)       1999         1998        12/31/97
                                                          --------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $13.15        $13.53        $13.01        $12.50
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
         Net investment income                                  0.47          0.60          0.50          0.76
         Net realized and unrealized gain (loss) on
         investments                                           (0.10)        (0.05)         0.79          0.67
                                                          --------------------------------------------------------
         Total from investment operations                       0.37          0.55          1.29          1.43
                                                          --------------------------------------------------------
LESS DISTRIBUTIONS:
-------------------
         Dividends from net investment income                  (0.47)        (0.60)        (0.50)        (0.76)
         Distributions from capital gains                      (0.39)        (0.33)        (0.27)        (0.16)
                                                          --------------------------------------------------------
         Total distributions                                   (0.86)        (0.93)        (0.77)        (0.92)
                                                          --------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $12.66        $13.15        $13.53        $13.01
                                                          ========================================================
         TOTAL RETURN (B)                                      2.83%+        4.21%        10.20%      12.15% +
Net assets, end of period (000's)                            $98,282      $106,435       $78,404       $19,750
Ratio of operating expenses to average net assets (C)        0.02%(A)        0.00%         0.00%      0.00% (A)
Ratio of net investment income to average net assets         7.00%(A)        4.40%         2.98%      3.95% (A)
Portfolio turnover rate                                        61%(A)          93%           32%        38% (A)


--------------------------------------------------------------------------------


# Net investment income has been calculated using the average shares method for the six months ended June 30, 2000.
*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) The total return for the six months ended June 30, 2000 and the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.
(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.06% for the six months ended June 30, 2000 and 0.03%, 0.03% and 0.03% for the periods ended December 31, 1999, 1998 and 1997, respectively.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PACIFIC RIM EMERGING MARKETS TRUST


                                                     SHARES          VALUE
                                                     ------          -----
COMMON STOCKS - 78.80%
AUSTRALIA - 5.56%
Aristocrat Leisure                                    63,000       $  212,876
Australia & New Zealand Bank Group                    48,000          367,729
Broken Hill Proprietary
  Company                                             42,800          505,532
Cable & Wireless Optus, Ltd.*                         96,000          285,916
CSR, Ltd.                                            167,000          463,417
David Jones, Ltd.                                    180,000          133,700
F.H. Faulding & Company, Ltd.                         41,000          200,672
IBA Technologies, Ltd.                               340,000          183,003
John Fairfax Holdings, Ltd.                          105,000          295,263
Lend Lease Corporation                                29,400          374,652
National Australia Bank, Ltd.                         45,800          764,146
News Corporation, Ltd.                                56,000          770,288
North, Ltd.                                          182,000          429,938
Novus Petroleum PLC *                                168,000          176,932
Oil Search, Ltd. *                                   140,000          153,220
Rio Tinto, Ltd.-AUD                                   22,000          363,386
Santos, Ltd.                                          60,000          182,645
Westpac Banking Corporation, Ltd.                     73,400          528,957
WMC, Ltd.                                             77,600          346,812
                                                                   ----------
                                                                    6,739,084

HONG KONG - 12.40%
Asia Satellite Telecom
  Holdings                                            62,000          211,956
Cable & Wireless HKT, Ltd.                           445,200          982,290
Cathay Pacific Airways                               224,000          413,777
Cheung Kong Holdings, Ltd.                            84,000          923,995
Cheung Kong Infrastructure
   Holdings, Ltd.                                    141,000          231,518
China Merchants Holdings
  International                                      156,000          107,062
China Telecom, Ltd.                                  396,000        3,492,399
Citic Pacific, Ltd.                                  186,000          975,871
CLP Holdings, Ltd.                                    76,000          353,897
Dao Heng Bank Group, Ltd.                             54,500          241,197
Esprit Holdings, Ltd.                                 44,000           46,001
Glorious Sun Enterprises                             118,000           32,923
Guangdong Kelon Electrical
  Holdings Company, Ltd.                             180,000           97,556
Hang Seng Bank, Ltd.                                  41,000          387,884
Henderson Investment, Ltd.                            89,000           55,086
Henderson Land Development                           147,000          646,796
Hong Kong & China Gas Company, Ltd.                  315,645          356,318
Hongkong Land Holdings, Ltd.                         133,000          212,800
Hutchison Whampoa, Ltd.                              156,000        1,961,131
New World Infrastructure, Ltd. *                     133,045          116,908
Smartone Telecommunications
  Holdings, Ltd.                                      80,500          178,132
South China Morning Post, Ltd.                       186,000          144,353
Sun Hung Kai Properties, Ltd.                        165,000        1,185,299
Swire Pacific, Ltd.                                  161,000          943,839
Television Broadcast                                  51,000          340,196
Vatitronix International, Ltd.                        88,000          152,960
Vitasoy International Holdings, Ltd.                 100,000           19,883
Wharf Holdings                                       103,000          184,318
Wheelock & Company, Ltd.                              54,000           35,674
                                                                   ----------
                                                                   15,032,019

INDIA - 0.61%
Bajaj Auto, Ltd., GDR                                 12,910          114,899
Gujarat Ambuja Cements, Ltd., GDR                     57,240          234,684
Hindalco Industries, Ltd., GDR                        12,770          225,735
ITC, Ltd., GDR *                                       8,500          159,375
                                                                   ----------
                                                                      734,693

                                                     SHARES          VALUE
                                                     ------          -----
JAPAN - 40.89%
Amada Company, Ltd.                                  140,000      $ 1,187,503
Asahi Bank                                            35,000          147,118
Chuo Trust & Banking                                  67,000          291,730
Credit Saison Company                                 32,000          741,907
Daihatsu Motor Company                                70,000          454,550
Dainippon Ink & Chemicals, Incorporated              265,000        1,246,266
Daiwa Securities Company, Ltd.                       145,000        1,913,199
Fujisawa Pharmaceutical Company, Ltd.                 25,000        1,010,791
Fukuyama Transport Company, Ltd.                      60,000          376,043
Hagoromo Foods                                        50,000          589,039
Hino Motors *                                        300,000        1,097,027
Hitachi, Ltd.                                         95,000        1,369,870
Hosiden Corporation                                   50,000        2,120,541
Japan Medical Dynamic
  Marketing, Incorporated                             20,000          620,140
JSR Corpoation                                       110,000          957,919
Kurita Water Industries                               25,000          550,163
Kyorin Pharmaceuticals Company, Ltd.                  35,000        1,451,393
Marui Company, Ltd.                                   95,000        1,817,539
Mitsubishi Corporation                               185,000        1,672,070
Mitsubishi Estate Company, Ltd                        60,000          705,716
Mitsubishi Heavy Industries, Ltd                     235,000        1,040,950
Mitsui Fudosan Company                                75,000          812,874
Mitsui Marine and Fire
  Insurance Company, Ltd.                            195,000          937,279
Mori Seiki Company                                    35,000          540,974
Nikko Securities                                      70,000          692,710
Nippon Sanso Corporation                             485,000        1,686,678
Nippon Shinpan Company                               200,000          488,196
Nippon Steel Corporation                             320,000          672,541
NTT Data Corporation                                      75          770,463
NTT Mobile Communication
  Network, Incorporated                                   60        1,622,921
Obayashi Corporation                                 150,000          663,023
Orix Corporation                                       5,000          737,477
Rengo Company, Ltd.                                  230,000        1,244,239
Sakura Bank                                           45,000          310,871
Sanwa Bank                                           101,000          805,297
Shibaura Mechatronics Corporation                     22,000          263,324
Shohkoh Fund & Company, Ltd.                           5,000        1,126,243
Sony Corporation                                      15,000        1,399,557
Sumitomo Bakelite Company, Ltd.                      120,000        1,579,944
Sumitomo Trust & Banking Company                      22,000          156,543
Suruga Bank                                           22,000          364,092
Tabuchi Electric                                      32,000           75,397
Taiyo Yuden Company                                   30,000        1,877,386
Takeda Chemical Industries, Ltd                       20,542        1,347,461
The Industrial Bank of Japan, Ltd.                   105,000          795,627
THK Company, Ltd.                                     10,000          505,160
Tokyo Electron, Ltd.                                  14,000        1,915,838
Tokyo Seimitsu Company, Ltd.                          12,000        1,605,956
Toray Industries, Incorporated                       150,000          607,888
Toys" R" Us-Japan                                        500           84,822
Wacoal Corporation                                   145,000        1,475,897
Yasuda Fire & Marine Insurance                       195,000        1,027,331
                                                                  -----------
                                                                   49,555,483
SOUTH KOREA - 4.84%
Housing & Commercial Bank,
  Korea, GDR                                          12,700          292,735
Korea Electric Power
  Corporation, ADR                                    63,920        1,178,525


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
SOUTH KOREA - CONTINUED
Korea Telecom Corporation, ADR                        24,330       $1,176,964
LG Chemical, Ltd.                                     12,100          241,994
Pohang Iron & Steel, Ltd., ADR                        25,560          613,440
Samsung Electronics, Ltd., GDR *                       7,560        1,477,980
SK Telecom Company, Ltd., ADR                         24,220          879,489
                                                                   ----------
                                                                    5,861,127

MALAYSIA - 0.50%
Austral Enterprises Berhad                            67,700           59,148
Genting Berhad                                       115,000          423,684
Petronas Gas Berhad                                   32,000           57,263
United Plantation Berhad                              70,900           67,169
                                                                   ----------
                                                                      607,264

NEW ZEALAND - 0.49%
Carter Holt Harvey                                   274,400          238,134
Telecom Corporation of New
  Zealand, Ltd.                                      100,000          349,479
                                                                   ----------
                                                                      587,613

PHILIPPINES - 0.18%
Alsons Consolidated
  Resources, Incorporated                          1,371,000           12,680
Manila Electric Company                               58,080           85,273
Philippine Long Distance
  Telephone Company, ADR                               6,580          116,795
                                                                   ----------
                                                                      214,748

SINGAPORE - 5.67%
City Developments                                    126,600          491,152
DBS Group Holdings, Ltd.                              86,000        1,105,501
DBS Land, Ltd.                                       459,000          595,345
Keppel Corporation                                   154,125          333,774
Sembcorp Industries, Ltd.                            429,000          467,006
Sembcorp Marine, Ltd.                                790,000          297,336
Singapore Airlines, Ltd.                             103,800        1,027,782
Singapore Press Holdings, Ltd.                        64,600        1,009,960
Singapore Technologies
  Engineering, Ltd.                                  518,000          761,853
Singapore Telecommunications, Ltd.                   205,000          300,318
United Overseas Bank                                  73,968          483,983
                                                                   ----------
                                                                    6,874,010

TAIWAN - 3.81%
China Steel                                           46,620          620,046
Acer, Incorporated, GDR                               70,520          648,784
Compal Electronic, GDR                                57,850          694,200
Far Eastern Textile, Ltd., GDR *                      19,700          243,295
Macronix International Company,
   Ltd., ADR                                          29,925          764,956
Siliconware Precision
  Industries Company *                                35,000          352,188
Synnex Technology
  International Corporation, GDR                      16,980          360,825
Winbond Electronics Corporation, GDR                  32,967          939,559
                                                                   ----------
                                                                    4,623,853

THAILAND - 1.11%
Bangkok Expressway                                   625,000          127,632
BEC World Public Company, Ltd.                        45,800          268,896


                                                     SHARES          VALUE
                                                     ------          -----
THAILAND - CONTINUED
Electricity Generating Public
  Company, Ltd.                                      241,000      $   258,379
National Petrochemical Company                       273,400          212,696
PTT Exploration & Production
  Public Company, Ltd.                                62,100          301,187
Shin Corporations Public Company, Ltd. *              33,900          178,262
                                                                   ----------
                                                                    1,347,052

UNITED KINGDOM - 2.74%
HSBC Holdings-HKD                                    280,000        3,205,696
Tanjong PLC                                           49,000          117,342
                                                                  -----------
                                                                    3,323,038

TOTAL COMMON STOCKS
(Cost: $86,146,936)                                               $95,499,984
                                                                  -----------

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                   ---------         -----
CORPORATE BONDS - 1.44%
JAPAN - 1.44%
Asahi Glass Company
  1.90% due 12/26/2008                            57,000,000       $  710,720
Orix Corporation
  00.375% due 03/31/2005                          50,000,000          685,642
Shibaura Mechatron
  00.01% due 03/31/2004                           30,000,000          343,528
                                                                   ----------
                                                                    1,739,890

TOTAL CORPORATE BONDS
(Cost: $1,617,708)                                                 $1,739,890
                                                                   ----------

CONVERTIBLE BONDS - 2.04%
JAPAN - 2.04%
Daiwa Securities Group,
  Incorporated, 00.50% due
  09/29/2006                                      15,000,000       $  209,227
Ricoh Company, Ltd.
  00.35% due 03/31/2003                           75,000,000        1,323,924
THK Company, Ltd.
  00.30% due 09/30/2003                           50,000,000          942,463
                                                                   ----------
                                                                    2,475,614

TOTAL CONVERTIBLE BONDS
(Cost: $1,779,396)                                                 $2,475,614
                                                                   ----------


SHORT TERM INVESTMENTS - 15.97%
Navigator Securities Lending Trust,
  6.65%                                          $19,358,322      $19,358,322
                                                                  -----------

REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  6.35%, to be repurchased at $2,122,122
  on 07/03/2000, collateralized by
  $1,760,000 U.S. Treasury Bonds, 8.125%
  due 05/15/2011 (valued at $2,164,800,
  including interest)                             $2,121,000       $2,121,000
                                                                   ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                                     -----
TOTAL INVESTMENTS   (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $111,023,362)                             $121,194,810
                                                                 ============



The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Telecommunications Services          15.97%
Banking                               8.32%
Real Estate                           8.22%
Electronics                           6.38%
Financial Services                    6.16%


INTERNET TECHNOLOGIES TRUST

                                                     SHARES          VALUE
                                                     ------          -----
COMMON STOCKS - 91.71%
BUSINESS SERVICES - 12.17%
Check Point Software
  Technologies, Ltd.                                   5,000       $1,058,750
Comdisco, Incorporated                                 7,100          158,419
Diamond Technology Partners,
  Incorporated, Class A *                              3,200          281,600
Entrust Technologies,
  Incorporated *                                      11,400          943,350
TMP Worldwide, Incorporated *                         11,700          863,606
Yahoo, Incorporated                                    3,800          470,725
                                                                   ----------
                                                                    3,776,450

COMPUTERS & BUSINESS EQUIPMENT - 16.84%
Cisco Systems, Incorporated *                         16,000        1,017,000
CNET Networks, Incorporated *                          8,900          218,606
Dell Computer Corporation *                            4,300          212,044
EMC Corporation *                                      7,800          600,112
Gilat Satellite Networks, Ltd.                         4,800          333,000
Infospace.com *                                       24,600        1,359,150
JDS Uniphase Corporation *                             8,200          982,975
Oni Systems Corporation                                  300           35,161
Storagenetworks, Incorporated
  *                                                       50            4,513
Sun Microsystems, Incorporated *                       5,100          463,781
                                                                   ----------
                                                                    5,226,342

FINANCIAL SERVICES - 1.46%
Charles Schwab Corporation                             9,300          312,713
ETrade Group, Incorporated *                           8,400          138,600
                                                                   ----------
                                                                      451,313

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 24.01%
Alteon Websystems,
  Incorporated *                                       8,500          850,531
America Online, Incorporated *                         6,200          327,050
Ariba, Incorporated *                                  2,900          284,336
CMG Information Services, Incorporated *               7,100          325,269
Covad Communications Group,
  Incorporated *                                       3,900           62,888
Critical Path, Incorporated *                          9,200          536,475
Digex, Incorporated, Class A *                         4,300          292,131
Digital Islands, Incorporated
  *                                                    2,800          136,150


                                                     SHARES          VALUE
                                                     ------          -----
INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - CONTINUED
DoubleClick, Incorporated *                           10,700       $  407,937
Exodus Communications,
  Incorporated *                                      15,700          723,181
Genuity, Incorporated, Class A *                      22,100          202,353
HomeStore.com, Incorporated *                          4,000          116,750
Inktomi Corporation *                                  5,200          614,900
Internet Capital Group, Incorporated *                 4,400          162,869
Liberate Technologies                                  5,300          155,356
Lifeminders, Incorporated *                            2,900           85,731
Lycos, Incorporated                                    2,600          140,400
Multex Systems, Incorporated                           5,900          148,606
PSINet, Incorporated *                                10,700          268,838
Real Networks, Incorporated *                          1,800           91,013
Starmedia Network, Incorporated *                      5,100           96,263
TIBCO Software, Incorporated *                         3,600          386,044
USinternetworking, Incorporated *                      6,100          124,669
Verio, Incorporated                                    5,300          294,067
VerticalNet, Incorporated                              9,400          347,212
Vignette Corporation                                   5,200          270,481
                                                                   ----------
                                                                    7,451,500

RETAIL TRADE - 2.51%
Amazon.com, Incorporated *                             6,300          228,769
eBay, Incorporated *                                  10,100          548,556
                                                                   ----------
                                                                      777,325

SEMICONDUCTORS - 8.68%
Applied Micro Circuits
  Corporation *                                        7,400          730,750
Intel Corporation                                      5,300          708,544
SDL, Incorporated *                                    4,400        1,254,825
                                                                   ----------
                                                                    2,694,119

SOFTWARE - 17.47%
Intuit, Incorporated *                                 5,300          219,288
ISS Group, Incorporated                                8,700          858,989
Kana Communications, Incorporated *                    1,800          111,375
Marchfirst, Incorporated                               5,900          107,675
Micromuse, Incorporated                                5,300          877,067
Microsoft Corporation                                  7,100          568,000
Oracle Systems Corporation                             9,400          790,187
VeriSign, Incorporated                                10,700        1,888,550
                                                                   ----------
                                                                    5,421,131

TELECOMMUNICATIONS SERVICES - 5.65%
3Com Corporation *                                     2,700          155,587
Global Crossing, Ltd.                                  5,000          131,563
Metromedia Fiber Network,
  Incorporated, Class A                                9,500          377,031
Next Level Communications,
  Incorporated, Class A *                              4,300          368,725
Qwest Communications
  International, Incorporated *                        5,300          263,344
Terayon Communication Systems *                        7,100          456,064
                                                                   ----------
                                                                    1,752,314

TELEPHONE - 2.92%
Intermedia Communications,
  Incorporated *                                       3,600          107,100
Nextlink Communications,
  Incorporated, Class A *                              4,603          174,626
Viatel, Incorporated                                   2,500           71,406


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                     ------          -----
TELEPHONE - CONTINUED
Winstar Communications,
  Incorporated                                         8,500       $  287,938
WorldCom, Incorporated                                 5,800          266,075
                                                                   ----------
                                                                      907,145

TOTAL COMMON STOCKS
(Cost: $26,753,231)                                               $28,457,639
                                                                  -----------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------           -----
REPURCHASE AGREEMENTS - 8.29%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $2,574,179
  on 07/03/2000, collateralized by
  $2,635,000 U.S. Treasury Notes, 5.50%
  due 02/28/2003 (valued at $2,625,119,
  including interest)                             $2,573,000       $2,573,000
                                                                   ----------

TOTAL INVESTMENTS (INTERNET TECHNOLOGIES
TRUST) (Cost: $29,326,231)                                        $31,030,639
                                                                  ===========

SCIENCE & TECHNOLOGY TRUST

                                                     SHARES          VALUE
                                                     ------          -----
COMMON STOCKS - 86.62%
BUSINESS SERVICES - 0.12%
WebTrends Corporation                                 58,000       $2,243,875
                                                                   ----------

COMPUTERS & BUSINESS EQUIPMENT - 17.27%
Cisco Systems, Incorporated *                      1,151,000       73,160,437
Dell Computer Corporation *                          690,000       34,025,625
EMC Corporation *                                    403,000       31,005,813
JDS Uniphase Corporation *                           172,000       20,618,500
Maxim Integrated Products,
  Incorporated                                       921,000       62,570,437
NetIQ Corporation *                                  195,000       11,626,875
Sanmina Corporation *                                230,000       19,665,000
Sun Microsystems, Incorporated *                     575,000       52,289,063
Xircom, Incorporated                                 231,000       10,972,500
                                                                   ----------
                                                                   315,934,250

ELECTRICAL EQUIPMENT - 3.14%
CIENA Corporation *                                  345,000       57,507,187
                                                                   ----------

ELECTRONICS - 10.95%
Analog Devices, Incorporated *                       921,000       69,996,000
Applied Materials, Incorporated *                    460,000       41,687,500
E-Tek Dynamics, Incorporated                          57,000       15,037,312
Electronics For Imaging, Incorporated *              287,000        7,264,688
Flextronics International                            367,900       25,270,131
Solectron Corporation *                              805,000       33,709,375
Synopsys, Incorporated *                             215,300        7,441,306
                                                                   ----------
                                                                   200,406,312


                                                      SHARES         VALUE
                                                      ------         -----
INDUSTRIAL MACHINERY - 0.82%
Cognex Corporation *                                 288,300      $14,919,525
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 9.72%
Ariba, Incorporated *                                627,000       61,475,391
DoubleClick, Incorporated *                          614,500       23,427,812
Exodus Communications, Incorporated *                490,000       22,570,625
Internet Capital Group, Incorporated *               180,000        6,662,812
Liberate Technologies                                228,000        6,683,250
PSINet, Incorporated *                               806,000       20,250,750
Real Networks, Incorporated *                        177,900        8,995,069
SOFTBANK CORP                                        178,000       24,157,204
USinternetworking, Incorporated *                    175,000        3,576,563
                                                                  -----------
                                                                   177,799,476

SEMICONDUCTORS - 12.94%
Altera Corporation *                                 576,000       58,716,000
Applied Micro Circuits Corporation *                 346,000       34,167,500
ASM Lithography Holding NV                           403,000       17,782,375
KLA-Tencor Corporation *                             287,000       16,807,438
Texas Instruments, Incorporated                      691,000       47,463,062
Xilinx, Incorporated                                 748,000       61,756,750
                                                                  -----------
                                                                   236,693,125

SOFTWARE - 14.31%
BMC Software, Incorporated *                       1,150,000       41,957,031
Electronic Arts *                                    461,000       33,624,188
Intuit, Incorporated *                               691,000       28,590,125
ISS Group, Incorporated                               80,000        7,898,750
Oracle Systems Corporation                         1,035,000        87,004,687
VeriSign, Incorporated                               208,000       36,712,000
VERITAS Software Corporation                         230,000       25,993,594
                                                                  -----------
                                                                   261,780,375

TELECOMMUNICATIONS SERVICES - 12.81%
Colt Telecom Group *                                 577,000       19,207,287
L.M. Ericsson
  Telefonaktiebolaget, ADR, Class B                1,270,000       25,400,000
Nokia Corporation, ADR                             1,151,000       57,478,063
Nortel Networks Corporation                          806,000       55,009,500
QUALCOMM, Incorporated *                             492,400       29,544,000
Vodafone Group PLC, ADR                            1,150,000       47,653,125
                                                                  -----------
                                                                   234,291,975

TELEPHONE - 4.54%
Nextlink Communications,
  Incorporated, Class A *                            844,700       32,045,806
Vodafone AirTouch Group PLC                        3,460,000       13,978,318
WorldCom, Incorporated                               807,000       37,021,125
                                                                  -----------
                                                                   83,045,249

TOTAL COMMON STOCKS
(Cost: $1,317,632,841)                                         $1,584,621,349
                                                               --------------


                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                 ---------          -----
SHORT TERM INVESTMENTS - 12.00%
Navigator Securities Lending
Trust, 6.65%                                    $186,007,383     $186,007,383



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                  ---------         -----
SHORT TERM INVESTMENTS - CONTINUED
T. Rowe Price Resources Investor
    Fund, 6.605%                                 $33,592,782     $ 33,592,782
                                                                 ------------
                                                                 $219,600,165

REPURCHASE AGREEMENTS - 1.38%
Repurchase Agreement with State
  Street Bank & Trust Company
  dated 06/30/2000 at 5.50%, to be
  repurchased at $25,259,572 on
  07/03/2000, collateralized by
  $19,335,000 U.S. Treasury Bonds,
  9.25% due 02/15/2016 and (valued
  at $25,739,719, including interest)
  and $15,000 U.S. TreasuryBonds,
  9.875% due 11/15/2015 and
  (valued at $20,531, including interest).       $25,248,000      $25,248,000
                                                                  -----------

TOTAL INVESTMENTS   (SCIENCE AND
TECHNOLOGY TRUST)  (Cost: $1,562,481,006)                      $1,829,469,514
                                                               ==============


INTERNATIONAL SMALL CAP TRUST

                                                     SHARES          VALUE
                                                     ------          -----
COMMON STOCKS - 92.87%
AUSTRALIA - 1.70%
Aristocrat Leisure                                   403,045       $1,361,882
ERG, Ltd.                                            186,425        1,446,044
Sausage Software                                     725,600        1,097,013
Secure Networks Solutions, Ltd. *                    190,100        1,048,216
                                                                   ----------
                                                                    4,953,155

AUSTRIA - 0.33%
Adcon Telemetry AG                                    61,862          974,485
                                                                   ----------

BELGIUM - 0.54%
Cs2                                                    8,000          126,021
G.I.B. Holdings, Ltd.                                  9,050          332,555
Ubizen                                                31,700        1,119,768
                                                                   ----------
                                                                    1,578,344

BERMUDA - 0.16%
VTech Holdings, Ltd.                                  75,000          283,818
Yuxing Infotech Hl                                   316,000          173,292
                                                                   ----------
                                                                      457,110

CANADA - 5.26%
Agrium, Incorporated                                 169,900        1,465,387
Canadian Hunter Exploration, Ltd. *                   95,475        2,028,844
Crestar Energy, Incorporated *                        58,525          891,715
Ensign Resource Group, Incorporated                   42,975        1,417,014
Exfo Electro Optical
  Engineering, Incorporated *                          6,300          276,412
Genesis Exploration, Ltd. *                          113,300          842,095
GT Group Telecom, Incorporated                        26,550          418,880
Hemosol, Incorporated                                 69,200          680,311
NHC Communications, Incorporated                      41,657          325,093
Precision Drilling
  Corporation *                                       63,575        2,455,584
Rio Alto Exploration, Ltd. *                          68,125        1,247,424


                                                     SHARES          VALUE
                                                     ------          -----
CANADA - CONTINUED
Sierra Wireless, Incorporated *                       23,125       $1,244,426
Westjet Airlines, Ltd.                               135,425        2,058,826
                                                                   ----------
                                                                   15,352,011

CHINA - 3.13%
Beijing Datang Power
  Generation Company, Ltd.                         3,874,000          869,668
Beijing Yanhua Petrochem                           4,950,000          571,483
Brilliance China Automotive, ADR                      27,725          481,722
China East Airline                                13,170,000        1,672,542
China Pharmaceutical, Ltd.                         5,428,000          661,484
China Shipping Lines *                             7,972,000        1,462,377
Shanghai Petrochem                                15,028,000        2,043,446
Zhejiang Expresswa                                 8,042,000        1,372,056
                                                                   ----------
                                                                    9,134,778

DENMARK - 0.09%
DSV, De Sammernslut Vognmaend                         11,220          251,225
                                                                   ----------

FINLAND - 2.28%
Aldata Solution                                       67,200          455,507
Alma Media Corporation                                17,175          586,192
Comptel Oyj                                           32,250          649,650
Data Fellows Oyj                                      70,150          811,034
Jot Automation Group                                 182,050        1,214,884
Menire Corporation *                                  26,200          125,066
Oyj Hartwall ABP                                      40,225          806,459
Technomen Oyj                                         51,900          445,940
Teleste Corporation                                   64,650        1,573,895
                                                                   ----------
                                                                    6,668,627

FRANCE - 8.41%
A Novo                                                 5,875        1,447,087
Bertrand Faure                                        36,254        1,431,194
Carbone Lorraine                                      22,775          900,173
Cerep                                                 34,968        2,403,646
Christian Dalloz                                       5,075          338,188
Elior                                                 98,350        1,242,228
Manutan                                                1,964          171,097
Neopost SA                                            44,625        1,446,389
Net2S SA                                              29,200          585,422
Netgem                                                37,900        1,444,069
Penauille Polyservices                                 3,738        1,796,825
Pierre & Vacances                                     16,150          963,651
Pinguely Haulotte                                    124,572        2,592,651
Remy Cointreau SA *                                   30,775        1,000,420
Riber                                                 70,200        1,440,929
SOITEC                                                 4,400        1,029,167
Sommer Allibert                                       41,475        1,286,877
SR Teleperformance                                    15,200          579,007
Vallourec SA                                          10,600          445,272
Wavecom SA                                             7,150          866,916
Zodiac                                                 5,609        1,141,132
                                                                   ----------
                                                                   24,552,340

GERMANY - 8.70%
ACG AG                                                 2,875          625,806
Amatech Holding AG                                    34,100        1,178,501
Articon Information Sysem AG                          25,339        1,761,116
Austria Technology NV                                  8,425          643,468
Balda AG                                              18,075          759,273
Boss Hugo AG                                           9,300        1,645,936
Comroad AG                                             8,271        1,279,205



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
GERMANY - CONTINED
COR AG Insurance                                     117,875      $ 1,935,607
DIS Deutscher Indu                                    11,350        1,376,153
GPC Biotech AG                                        25,650        1,310,112
Grenke Leasing AG                                     36,050        1,180,502
Kontron Embedded Computers                            16,000        1,443,507
Medigene AG                                            3,375          219,104
Rucker AG                                             56,300          865,369
SAI Automotive AG                                     29,799          260,310
SZ Testsysteme                                        71,246        1,768,483
Techem AG                                             88,525        2,112,871
Tecis Holding AG                                       9,200          877,885
U.C.A. Unternehmer Company                             8,325          409,316
Wedeco AG                                             23,744          920,337
Zapf Creation                                         45,222        2,827,862
                                                                  -----------
                                                                   25,400,723

GREECE - 0.17%
Folli-Follie, SA                                       7,830          174,873
Maillis                                               21,080          264,673
Metrolife Insurance *                                  5,650           52,924
                                                                  -----------
                                                                      492,470

HONG KONG - 4.32%
Angang New Steel                                  17,580,000        1,781,566
China Everbright                                     608,000          471,862
China Resources Beijing Land                       8,211,000        1,095,432
China Southern Airlines                            3,018,000          720,092
Cosco Pacific, Ltd.                                2,490,000        1,964,402
Giordano International                               610,000          927,266
Hong Kong Exchange                                   655,000          890,642
Huaneng Power International                        4,844,000        1,584,530
Quality Healthcare *                               1,228,000          362,312
Shandong International Power                       2,358,000          347,854
SHN International Holdings *                      14,425,000        1,036,239
Yanzhou Coal Mining                                6,888,000        1,422,575
                                                                  -----------
                                                                   12,604,772

INDIA - 0.00%
Silverline Technologies, Ltd, ADR *                    3,575           77,309
                                                                  -----------

IRELAND - 1.97%
ITG Group PLC                                        132,711        1,389,891
Parthus Technologies *                               696,450        2,002,216
Trinity Biotech PLC, ADR *                           561,250        1,648,672
Trintech Group PLC, ADR                               35,700          703,402
                                                                  -----------
                                                                    5,744,181

ISRAEL - 6.54%
BATM Advanced Communications, Ltd.                    30,125        2,616,414
Breezecom, Ltd. *                                     74,100        3,223,350
Card Guard Scientific                                 38,300        1,819,561
Commtouch Software, Ltd.                              66,000        2,145,000
Geo Interact Media *                                  72,375        1,385,309
M Systems Flash Disk Pioneers, Ltd. *                 35,250        2,745,094
Oridion Systems                                       16,100          425,373
Radvision, Ltd. *                                     82,050        2,292,272
Real Time Systemiz                                    82,920        1,292,744
TTI Team Telecom International, Ltd. *                15,975          575,100
Valor Computerised                                    62,405          560,034
                                                                  -----------
                                                                   19,080,251



                                                    SHARES           VALUE
                                                    ------           -----
ITALY - 0.99%
Buzzi Unicem SPA                                      69,750      $   631,942
ERG SPA                                              374,300        1,122,061
Ericsson SPA                                          19,475        1,136,020
                                                                  -----------
                                                                    2,890,023

JAPAN - 10.87%
Aderans Company                                       28,400        1,314,208
Aica Kogyo Co                                          6,000           47,613
Amada Company, Ltd.                                  246,000        2,086,613
Ando Electric Company                                 50,000        1,154,517
Central Glass Company                                185,000          981,622
Fuji Oil Company                                     100,000          890,627
Hisamitsu Pharmaceutical                              65,000          999,152
Hunet, Incorporated                                  246,000        1,887,225
Ichiyoshi Securities Company                          42,000          352,688
Idec Izumi Corporation                               108,500        1,528,745
Joint Corporation                                     36,500        1,241,836
Katokichi Company                                     47,000        1,189,341
Kinseki                                              113,000        1,911,644
KOA Corporation                                       40,000        1,240,281
Micronics Japan Company                               22,500          525,894
Moritex Corporation                                   14,000        1,273,267
Nippon Thompson Company                              216,000        3,277,508
Rorze Corporation                                     17,000          834,739
Ryoyo Electro Corporation                             75,000        1,498,516
Shimachu Company                                      96,900        2,054,804
Sumitomo CP Leasing                                   11,000          164,837
Tohoku Pioneer                                        20,000        1,300,599
Toko, Incorporated                                    95,000          717,167
Tokyo Individualized Education                        14,000          765,280
Tsubaki Nakashima                                    141,500        2,080,392
Xebio Company                                         17,400          408,331
                                                                  -----------
                                                                   31,727,446

SOUTH KOREA - 1.14%
Daeduck Electronics                                   36,000          364,835
Daum Communications Corp                              10,275          976,794
LG Home Shopping                                       3,800          361,247
Samsung Heavy *                                      230,670        1,077,815
Shin Sung ENG                                         88,900          478,375
The Will Bees & Company                                4,387           55,279
                                                                  -----------
                                                                    3,314,345

LUXEMBOURG - 1.11%
Thiel Logistik AG                                     34,600        3,253,714
                                                                  -----------

MALAYSIA - 0.00%
Abric                                                  3,000            8,211
                                                                  -----------

NETHERLANDS - 3.43%
AOT NV                                               114,475          655,736
ASM International NV *                                26,100          691,650
BE Semiconductor                                      53,550          835,881
Beter Bed Holding NV *                                24,175          724,708
IFCO Systems                                          26,225          698,533
IHC Caland                                            63,050        3,069,887
Moolen Van Der                                        33,050        1,855,307
PinkRoccade NV                                        19,825        1,031,518
Unique International NV                               19,325          463,085
                                                                  -----------
                                                                   10,026,305



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                     ------          -----
NEW ZEALAND - 0.06%
Advantage Group, Ltd.                                139,875      $   181,754
                                                                  -----------

NORWAY - 3.62%
Bergesen d.y. ASA-A Shares                            84,050        1,724,002
C Rell                                               305,900          392,157
Frontline, Ltd.                                      171,675        2,100,795
Prosafe ASA                                           81,350        1,204,062
Smedvig ASA-B Shares                                 137,525        2,243,867
TGS Nopec Geophysical Company                        219,225        2,899,835
                                                                  -----------
                                                                   10,564,718

SPAIN - 0.69%
Abengoa SA                                            18,033          482,051
Cortefiel SA                                          46,015          998,102
Prosegur Seguridad                                    45,325          530,079
                                                                  -----------
                                                                    2,010,232

SWEDEN - 2.12%
Biacore International *                               30,550        1,302,358
Glocalnet B                                           12,550           17,929
Karo Bio AB                                           40,750        1,515,420
Kipling Holding AB                                     2,600           36,553
Perbio Science AB                                    213,300        1,668,674
Sifo Group                                            76,490        1,066,697
Switchcore                                            56,460          588,925
                                                                  -----------
                                                                    6,196,556

SWITZERLAND - 6.96%
Esec Holding SA                                          900        2,217,863
Kudelski SA                                              135        1,698,155
Logitech International                                 3,692        2,627,605
Phonak                                                   265          763,502
Rieter Hldgs AG                                        7,650        2,579,231
Sarna Kunst Holdings                                   1,350        1,655,122
Saurer AG *                                            5,175        3,229,418
Straumann Holding                                      1,050        1,576,963
Swisslog Holding                                       1,600          784,650
Tecan AG                                               1,569        1,501,385
Think Tools                                            2,925        1,694,431
                                                                  -----------
                                                                   20,328,325

UNITED KINGDOM - 18.28%
Abacus Polar                                          23,825          166,279
Actinic Ordinary *                                   500,225          749,321
Advanced Power Companies                              76,475          474,429
AIT Group                                             84,200        1,559,094
Alphameric                                            94,350          483,960
Anite Group                                          404,425          979,097
Arena Leisure *                                      228,325          642,590
Axix Shield *                                         80,300          868,739
Berisford PLC                                        332,300        1,628,277
Bodycote International                               341,900        1,125,190
Cedar Group *                                         52,725          542,492
Chloride Group                                     1,003,285        2,926,384
Debenhams Retail                                     543,650        1,780,922
Dialog Semiconduct                                    23,650        1,191,430
E D & F Manitoba Group                               345,475        2,775,739
Easynet Group *                                       59,405          886,947
Eyretel *                                          1,183,650        3,761,059
Fibernet Group PLC *                                  38,200        1,069,308
Future Integrated *                                   33,011          119,877
Hit Entertainment                                    477,650        3,143,884
Imagination Technologies Group *                     353,525        1,524,518

                                                     SHARES          VALUE
                                                     ------          -----
UNITED KINGDOM - CONTINED
Incepta Group                                      1,020,600        2,038,436
Intermediate Capital                                 172,625        1,841,452
IQE                                                   21,300        1,746,600
ITE Group                                            236,350          257,487
Lex Service                                           54,450          274,765
Mayflower Corporation                                336,200          727,447
Mentmore Abbey                                       167,500          517,026
Mitie Group                                          118,925          655,001
Nestor Healthcare                                    175,300        1,251,963
NSB Retail Systems                                    13,200           49,932
Orchestream Holdings Ordinary *                      576,350        2,773,198
Oxford Asymmetry *                                   192,875        1,450,440
Oxford Glycoscience *                                 29,813      $   853,031
Pace Micro Technology PLC                            162,400        2,339,325
QXL, Ltd. *                                          741,700        1,122,266
Redstone Telecom *                                   200,000          797,403
Robotic Technology Systems PLC *                     104,100        1,058,492
Scipher Ordinary *                                    68,500          547,776
Shaftesbury                                          159,575          615,705
Staffware                                             16,225          509,413
Superscape VR PLC *                                  256,925          796,944
Ted Baker                                            145,025        1,165,212
Telemetrix                                           227,350        1,123,170
Xenova Group *                                       314,550          387,896
                                                                  -----------
                                                                   53,299,916

TOTAL COMMON STOCKS
(Cost: $262,986,111)                                             $271,123,326
                                                                 ------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                  ---------          -----
REPURCHASE AGREEMENTS - 7.13%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $20,821,538.80
  on 07/03/2000, collateralized by
  $19,085,000 U.S. Treasury Bonds, 7.25%
  due 05/15/2016 (valued at $21,232,063,
  including interest).                           $20,812,000      $20,812,000
                                                                  -----------

TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST) (Cost: $283,798,111)                                  $291,935,326
                                                                 ============


The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Financial Services                   12.93%
Business Services                     8.23%
Electronics                           7.46%
Industrial Machinery                  6.60%
Computers & Business Equipment        5.53%


AGGRESSIVE GROWTH TRUST

                                                    SHARES           VALUE
                                                    ------           -----
COMMON STOCKS - 81.79%
AEROSPACE - 0.47%
REMEC, Incorporated *                               41,700         $1,746,188
                                                                   ----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
AIR TRAVEL - 0.18%
Ryanair Holdings PLC, ADR *                           18,000      $   657,000
                                                                  -----------

APPAREL & TEXTILES - 0.69%
Guess, Incorporated *                                 52,100          729,400
Quiksilver, Incorporated *                            69,400        1,080,038
Vans, Incorporated                                    53,200          778,050
                                                                  -----------
                                                                    2,587,488

AUTO PARTS - 0.54%
Copart, Incorporated *                                42,500          680,000
Gentex Corporation *                                  53,200        1,336,650
                                                                  -----------
                                                                    2,016,650

BANKING - 0.60%
Bank United Corporation, Class A                      23,000          809,313
Southwest Bancorporation of
  Texas, Incorporated *                               52,100        1,081,075
Trustmark Corporation                                 20,400          355,725
                                                                  -----------
                                                                    2,246,113

BROADCASTING - 1.84%
Hispanic Broadcasting Corporation *                   30,600        1,013,625
Powerwave Technologies, Incorporated *                53,200        2,340,800
Proxim, Incorporated *                                17,700        1,751,747
Radio One, Incorporated, Class A *                    22,900          676,981
Radio One, Incorporated, Class D *                    48,600        1,072,238
                                                                  -----------
                                                                    6,855,391

BUILDING MATERIALS & CONSTRUCTION - 0.40%
Dycom Industries, Incorporated *                      32,500        1,495,000
                                                                  -----------

BUSINESS SERVICES - 8.78%
American Management Systems, Incorporated *           63,800        2,094,434
Black Box Corporation *                               20,800        1,646,775
CEC Entertainment, Incorporated *                     55,550        1,423,469
Concord EFS, Incorporated *                           52,050        1,353,300
Diamond Technology Partners,
  Incorporated, Class A *                             20,800        1,830,400
Entrust Technologies, Incorporated *                  13,900        1,150,225
Finistar Corporation *                                30,400          796,100
Fiserv, Incorporated *                                34,700        1,500,775
Forrester Research, Incorporated *                    22,900        1,667,406
Hall Kinion & Associates, Incorporated *              69,400        2,311,887
Inforte Corporation *                                 13,600          489,600
Iron Mountain, Incorporated *                         16,400          557,600
Macrovision Corporation                               35,500        2,269,227
National Computer Systems, Incorporated               34,700        1,708,975
On Assignment, Incorporated                           34,700        1,058,350
Robert Half International, Incorporated *            151,900        4,329,150
SEI Investment Company                                37,200        1,481,025
Sonicwall, Incorporated *                             35,500        3,126,219
SunGuard Data Systems, Incorporated *                 34,700        1,075,700
TETRA Technologies, Incorporated *                    38,200          873,825
                                                                  -----------
                                                                   32,744,442

CHEMICALS - 1.87%
Cambrex Corporation                                   24,300        1,093,500
OM Group, Incorporated                                53,200        2,340,800
Spartech Corporation                                  28,400          766,800

                                                     SHARES          VALUE
                                                     ------          -----
CHEMICALS - CONTINUED
Techne Corporation *                                  21,300      $ 2,769,000
                                                                  -----------
                                                                    6,970,100

COMPUTERS & BUSINESS EQUIPMENT - 7.11%
Actel Corporation *                                  106,400        4,854,500
Affiliated Computer Services,
  Incorporated, Class A *                              6,000          198,375
Aspen Technology, Incorporated *                      70,900        2,729,650
Cybex Computer Products Corporation *                 17,150          737,450
Henry, Jack & Associates, Incorporated                70,900        3,553,862
Miami Computer Supply Corporation                     22,500          582,188
National Instruments Corporation *                    88,600        3,865,175
NetIQ Corporation *                                    9,242          551,054
Pinnacle Systems, Incorporated *                      55,200        1,241,137
Sandisk Corporation *                                 35,500        2,172,156
Sanmina Corporation *                                 28,400        2,428,200
Verity, Incorporated                                  52,100        1,979,800
Virata Corporation                                    20,700        1,234,238
Visual Networks, Incorporated                         13,900          396,150
                                                                  -----------
                                                                   26,523,935

CONSTRUCTION MATERIALS - 1.14%
Fastenal Company                                      27,700        1,402,312
Insituform Technologies,
  Incorporated, Class A *                             27,100          735,088
Shaw Group, Incorporated *                            31,900        1,503,287
Simpson Manufacturing, Incorporated *                 13,100          626,344
                                                                  -----------
                                                                    4,267,031

CONSTRUCTION & MINING EQUIPMENT - 0.26%
Dril Quip, Incorporated *                             20,800          972,400
                                                                  -----------

CRUDE PETROLEUM & NATURAL GAS - 2.61%
Evergreen Resources *                                 26,600          788,025
Marine Drilling Companies, Incorporated               86,800        2,430,400
National Oilwell, Incorporated *                     106,400        3,497,900
Patterson Energy, Incorporated *                     106,400        3,032,400
                                                                  -----------
                                                                    9,748,725

DOMESTIC OIL - 0.78%
Maverick Tube Corporation                             53,200        1,549,450
Newfield Exploration Company *                        34,700        1,357,638
                                                                  -----------
                                                                    2,907,088

DRUGS & HEALTH CARE - 6.01%
ALPHARMA, Incorporated, Class A                       53,200        3,311,700
Biosite Diagnostics, Incorporated *                   31,200        1,503,450
Biovail Corporation *                                 15,900          881,456
First Health Group Corporation *                      41,400        1,358,438
Health Management Association, Class A               177,300        2,315,981
Jones Pharma, Incorporated                            13,100          523,181
Lifepoint Hospitals, Incorporated                     70,900        1,577,525
Medicis Pharmaceutical Corporation, Class A           16,900          963,300
Novoste Corporation *                                 17,400        1,061,400
Patterson Dental Company *                            27,800        1,417,800
PE Corp-Celera Genomics Group *                       10,300          963,050
Polymedica Corporation *                              21,300          921,225
Province Healthcare Company *                         85,100        3,074,237
Triad Hospitals, Incorporated *                       46,900        1,134,394


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------         ------
DRUGS & HEALTH CARE - CONTINUED
Zoll Med Corporation                                  28,400      $ 1,391,600
                                                                  -----------
                                                                   22,398,737

ELECTRICAL EQUIPMENT - 7.28%
Advanced Energy Industries, Incorporated *            34,700        2,045,131
Anaren Microwave, Incorporated *                      26,550        3,484,273
C-COR.Net Corporation *                               86,800        2,343,600
Cohu, Incorporated                                    17,000          458,469
Molex, Incorporated, Class A                          70,950        2,483,250
Plexus Corporation *                                  24,400        2,757,200
Power One, Incorporated *                             79,750        9,086,515
Sawtek, Incorporated *                                31,200        1,795,950
Vishay Intertechnology, Incorporated                  70,900        2,689,769
                                                                  -----------
                                                                   27,144,157

ELECTRONICS - 8.67%
Amkor Technology, Incorporated *                      35,500        1,253,594
Anadigics, Incorporated *                             52,050        1,772,953
Asyst Technologies, Incorporated *                    51,700        1,770,725
Aurora Bioscience Corporation *                       13,400          913,713
Brooks Automation, Incorporated *                     28,400        1,815,825
Credence Systems Corporation *                        76,600        4,227,362
Cymer, Incorporated *                                 40,800        1,948,200
Gemstar Group, Ltd.                                   20,700        1,272,080
Meade Instruments Corporation                         14,200          356,775
Microchip Technology, Incorporated                   159,500        9,293,367
PerkinElmer, Incorporated                             13,900          919,137
Silicon Storage Technology, Incorporated *            35,500        3,135,094
TekTronix, Incorporated                               24,800        1,835,200
Tollgrade Communications, Incorporated *              13,800        1,828,500
                                                                  -----------
                                                                   32,342,525

FOOD & BEVERAGES - 0.66%
Canandaigua Wine,
  Incorporated, Class A *                             10,200          514,463
Hain Celestial Group, Incorporated *                  53,200        1,951,775
                                                                  -----------
                                                                    2,466,238

GAS & PIPELINE UTILITIES - 1.06%
Cooper Cameron Corporation *                          35,500        2,343,000
Kinder Morgan, Incorporated                           46,100        1,593,331
                                                                  -----------
                                                                    3,936,331

HOTELS & RESTAURANTS - 0.84%
Jack In the Box, Incorporated *                       51,000        1,255,875
Sonic Corporation *                                   34,500        1,013,438
Station Casinos, Incorporated *                       34,500          862,500
                                                                  -----------
                                                                    3,131,813

INSURANCE - 0.22%
HCC Insurance Holdings, Incorporated                  43,300          817,288
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.41%
Macromedia, Incorporated                              16,000        1,547,000
                                                                  -----------

INVESTMENT COMPANIES - 0.52%
Affiliated Managers Group, Incorporated *             20,100          914,550
Eaton Vance Corporation                               21,900        1,012,875
                                                                  -----------
                                                                    1,927,425

                                                      SHARES         VALUE
                                                      ------         -----
LEISURE TIME - 0.03%
International Speedway
  Corporation, Class B                                 2,800      $   115,850
                                                                  -----------

PETROLEUM SERVICES - 2.23%
Cal Dive International, Incorporated *                35,500        1,923,656
Core Laboratories NV                                  88,600        2,569,400
Hanover Compressor Company                            54,600        2,074,800
Pride International, Incorporated *                   70,900        1,754,775
                                                                  -----------
                                                                    8,322,631

RETAIL TRADE - 4.65%
99 Cents Only Stores *                                17,732          707,064
Childrens Place Retail Stores, Incorporated *         34,700          711,350
Dollar Tree Stores, Incorporated *                    55,800        2,207,587
Fossil, Incorporated *                                29,400          571,463
Genesco, Incorporated *                               67,900        1,090,644
Linens'n Things, Incorporated                         60,300        1,635,637
Madden Steven, Ltd.                                   32,700          214,594
Mens Wearhouse, Incorporated                         124,116        2,769,338
Michael's Stores, Incorporated                        52,100        2,386,831
Talbots, Incorporated                                 23,800        1,307,512
Too, Incorporated *                                   69,400        1,765,362
Tweeter Home Entertainment Group, Incorporated *      22,900          695,588
Zale Corporation                                      35,500        1,295,750
                                                                  -----------
                                                                   17,358,720

SEMICONDUCTORS - 11.54%
Alpha Industries, Incorporated *                     113,500        5,001,094
ATMI, Incorporated *                                  17,400          809,100
Cree Research, Incorporated *                         14,200        1,895,700
Dallas Semiconductor Corporation                     106,400        4,335,800
Emcore Corporation *                                  12,200        1,464,000
Fairchild Semiconductor International, Class A *      34,700        1,405,350
Globespan Semiconductor, Incorporated *               10,400        1,269,613
Integrated Device Technology *                        88,600        5,304,925
Intersil Holding Corporation, Class A *               34,700        1,875,969
Kopin Corporation *                                   56,700        3,926,475
Micrel, Incorporated                                  42,600        1,850,437
QLogic Corporation *                                  53,200        3,514,525
SDL, Incorporated *                                    7,000        1,996,312
Semtech Corporation *                                 29,500        2,256,289
Transwitch Corporation *                              20,850        1,609,359
Varian Semiconductor Equipment, Incorporated          34,700        2,179,594
Zoran Corporation                                     35,500        2,340,781
                                                                  -----------
                                                                   43,035,323

SOFTWARE - 4.12%
Business Objects SA, ADR *                            20,800        1,833,000
ISS Group, Incorporated                               10,400        1,026,838
Keane, Incorporated *                                106,400        2,300,900
Mercator Software, Incorporated                       10,200          701,250
Mercury Interactive Corporation                       13,800        1,335,150
Micromuse, Incorporated                                6,900        1,141,842
Peregrine Systems, Incorporated *                     26,800          929,625
Rational Software Corporation *                       13,900        1,291,831
Secure Computing Corporation *                        69,400        1,305,587
Symantec Corporation *                                53,200        2,869,475

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
                                                      SHARES         VALUE
                                                      ------         -----
SOFTWARE - CONTINUED
VeriSign, Incorporated                                 3,600      $   635,400
                                                                  -----------
                                                                   15,370,898

TELECOMMUNICATIONS SERVICES - 5.46%
AirGate PCS, Incorporated *                           35,500        1,865,969
Aspect Communications, Incorporated *                 24,100          947,431
Breezecom, Ltd. *                                     15,000          652,500
Commscope, Incorporated *                             69,400        2,845,400
Comverse Technology, Incorporated *                   28,400        2,641,200
Digital Lightwave, Incorporated *                     17,700        1,778,850
Mastec, Incorporated                                  30,600        1,168,538
MRV Communications, Incorporated                      20,800        1,398,800
Polycom, Incorporated *                               53,200        5,005,787
Powertel, Incorporated *                              13,600          964,750
SBA Communications Corporation *                      20,700        1,075,106
                                                                  -----------
                                                                   20,344,331

TELEPHONE - 0.55%
Rural Cellular Corporation, Class A *                 14,500        1,110,156
Western Wireless Corporation, Class A                 17,400          948,300
                                                                  -----------
                                                                    2,058,456

TRANSPORTATION - 0.27%
Expeditores International of
  Washington, Incorporated                            20,800          988,000
                                                                  -----------

TOTAL COMMON STOCKS
(Cost: $259,812,414)                                             $305,043,274
                                                                 ------------


PREFERRED STOCK - 0.16%
DOMESTIC OIL - 0.16%
Stone Energy Corporation *                             9,800      $   585,550
                                                                  -----------

TOTAL PREFERRED STOCK
(Cost: $445,396)                                                  $   585,550
                                                                  -----------


                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    -------         -----
SHORT TERM INVESTMENTS - 18.05%
Navigator Securities Lending
  Trust, 6.65%                                   $40,557,310      $40,557,310
Federal National Mortgage
  Association 6.57% due 07/03/2000                26,757,000       26,747,234
                                                                  -----------
                                                                  $67,304,544

TOTAL INVESTMENTS (AGGRESSIVE GROWTH TRUST)
  (Cost: $327,562,354)                                           $372,933,368
                                                                 ============



EMERGING SMALL COMPANY TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 73.90%
AIR TRAVEL - 0.22%
Alaska Air Group *                                    55,600      $ 1,508,150
                                                                  -----------

APPAREL & TEXTILES - 0.30%
Tommy Hilfiger Corporation                            83,800          628,500


                                                      SHARES         VALUE
                                                      ------         -----
APPAREL & TEXTILES - CONTINUED
Wolverine World Wide,
  Incorporated                                       150,100      $ 1,482,238
                                                                  -----------
                                                                    2,110,738

AUTO PARTS - 0.51%
Gentex Corporation *                                 142,600        3,582,825
                                                                  -----------

BANKING - 2.20%
Bank United Corporation, Class A                     101,200        3,560,975
City National Corporation                              4,600          159,850

Commerce Bancorp, Incorporated                        32,550        1,497,300
Golden State Bancorp, Incorporated                   160,000        2,880,000
Greater Bay Bancorp                                    7,900          369,325
Silicon Valley Bancshares *                          161,200        6,871,150
                                                                  -----------
                                                                   15,338,600

BROADCASTING - 0.28%
Acme Communications, Incorporated *                    4,200           76,650
Cumulus Media, Incorporated, Class A *                34,000          310,250
Proxim, Incorporated *                                 6,500          643,297
Radio One, Incorporated, Class A *                     7,900          233,544
Radio One, Incorporated, Class D *                    15,800          348,587
Spanish Broadcasting Systems,
  Incorporated, Class A *                             16,000          329,000
                                                                  -----------
                                                                    1,941,328

BUILDING MATERIALS & CONSTRUCTION - 0.50%
Dycom Industries, Incorporated *                      76,649        3,525,854
                                                                  -----------

BUSINESS SERVICES - 6.45%
Answerthink Consulting Group *                        78,400        1,303,400
Brio Technology, Incorporated *                       26,300          557,231
Check Point Software
  Technologies, Ltd.                                  39,400        8,342,950
Clarus Corporation *                                  27,600        1,072,950
Concord EFS, Incorporated *                           79,000        2,054,000
Corporate Executive Board Company *                    5,800          347,275
Cuno, Incorporated *                                  94,100        2,176,062
Cybersource Corporation *                             46,000          635,375
DeVry, Incorporated *                                 51,000        1,348,312
Efunds Corporation *                                  22,800          265,050
Entrust Technologies, Incorporated *                  97,900        8,101,225
HNC Software, Incorporated                           102,900        6,354,075
Interep National Radio Sales, Incorporated *          21,600          114,750
Netsolve, Incorporated *                              11,600          301,600
Probusiness Services, Incorporated *                  17,400          462,188
Quest Software, Incorporated *                         9,900          548,213
RSA Security, Incorporated *                         128,800        8,919,400
Sonicwall, Incorporated *                              1,200          105,675
Symyx Technologies, Incorporated *                     3,400          144,872
Viad Corporation                                      66,200        1,803,950
Xpedior, Incorporated                                  6,600           91,163
                                                                  -----------
                                                                   45,049,716

CHEMICALS - 1.38%
Waters Corporation                                    77,200        9,635,525
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
COMPUTERS & BUSINESS EQUIPMENT - 9.10%
Aether Systems, Incorporated *                         4,100      $   840,500
Affiliated Computer Services,
  Incorporated, Class A *                            101,000        3,339,312
Apex, Incorporated *                                   7,700          336,875
Celeritek Incorporated *                              22,400          914,200
Citrix Systems, Incorporated *                        68,000        1,287,750
Cobalt Networks, Incorporated *                       30,200        1,747,825
Emachines, Incorporated *                             35,500           95,406
Handspring, Incorporated                               9,500          256,500
Integrated Circuit Systems, Incorporated *            41,600          712,400
Internet Pictures Corporation *                       13,746          207,908
JDS Uniphase Corporation *                           331,360       39,721,780
McAfee.com Corporation                                 2,400           62,550
NetIQ Corporation *                                   27,195        1,621,502
Netro Corporation *                                   12,900          740,138
Pinnacle Systems, Incorporated *                      19,600          440,694
Predictive Systems, Incorporated *                    44,300        1,592,031
Radiant Systems, Incorporated *                       13,200          316,800
Redback Networks, Incorporated *                       6,700        1,192,600
Sierra Wireless, Incorporated *                       21,200        1,140,836
Verity, Incorporated                                  69,600        2,644,800
Wind River Systems, Incorporated                     100,000        3,787,500
Xircom, Incorporated                                  11,700          555,750
                                                                  -----------
                                                                   63,555,657

CONSTRUCTION MATERIALS - 0.72%
Catalytica, Incorporated *                           199,200        2,191,200
Roper Industries                                     110,860        2,840,788
                                                                  -----------
                                                                    5,031,988

CONTAINERS & GLASS - 0.05%
Packaging Corporation America *                       35,600          360,450
                                                                  -----------

CRUDE PETROLEUM & NATURAL GAS - 0.74%
Barrett Resources Corporation *                      137,900        4,197,331
Cabot Oil & Gas Corporation, Class A                  14,300          302,981
Marine Drilling Companies, Incorporated               24,900          697,200
                                                                  -----------
                                                                    5,197,512

DOMESTIC OIL - 1.26%
Basin Exploration, Incorporated *                     32,600          582,725
Chesapeake Energy Corporation *                       92,000          713,000
Newfield Exploration Company *                       108,500        4,245,062
Pennaco Energy, Incorporated *                        79,800        1,306,725
Range Resources Corporation                           39,100          122,188
Tom Brown, Incorporated *                             80,900        1,865,756
                                                                  -----------
                                                                    8,835,456

DRUGS & HEALTH CARE - 3.49%
Abgenix, Incorporated *                                7,900          946,889
Alexion Pharmaceuticals, Incorporated *               15,400        1,101,100
COR Therapeutics, Incorporated *                       7,900          673,969
eBenX, Incorporated *                                  2,400           50,850
Epoch Pharmaceuticals, Incorporated *                 46,800          415,350
ImClone Systems, Incorporated *                        5,000          382,188
INAMED Corporation                                    14,200          520,075
Inhale Therapeutic Systems *                          82,900        8,411,759


                                                     SHARES          VALUE
                                                     ------          -----
DRUGS & HEALTH CARE - CONTINUED
Intermune Pharmaceuticals, Incorporated *              4,400      $   181,775
Luminex Corporation                                   13,200          549,450
Oxford Health Plans, Incorporated *                   19,000          452,437
Packard Bioscience Company *                          84,600        1,438,200
Parexel International Corporation *                  112,000        1,071,000
Pharmaceutical Product
  Development, Incorporated *                         85,900        1,803,900
Renal Care Group, Incorporated *                      62,900        1,538,102
St. Jude Medical, Incorporated *                       5,000          229,375
Summit Technology, Incorporated *                     51,000          962,625
Texas Biotechnology Corporation *                     38,300          727,700
Thoratec Labs Corporation *                           19,400          314,038
Ventana Medical Systems, Incorporated *               19,900          467,650
Visible Genetics, Incorporated                        39,500        1,782,437
Wesley Jessen VisionCare, Incorporated                 8,800          330,550
                                                                  -----------
                                                                   24,351,419

ELECTRICAL EQUIPMENT - 0.72%
American Power Conversion Corporation *               13,800          563,212
Anaren Microwave, Incorporated *                       9,750        1,279,535
C-COR.Net Corporation *                               20,800          561,600
Electro Scientific Industries, Incorporated *         59,000        2,597,844
                                                                  -----------
                                                                    5,002,191

ELECTRONICS - 6.98%
Adaptec, Incorporated *                               11,200          254,800
Celestica, Incorporated *                             15,600          774,150
CTS Corporation                                        5,800          261,000
Digital Microwave Corporation *                       52,300        1,993,938
Flextronics International                            244,047       16,762,978
Foundry Networks, Incorporated *                      15,000        1,657,500
Gemstar Group, Ltd.                                  100,000        6,145,312
Jabil Circuit, Incorporated *                         70,000        3,473,750
Nanometrics, Incorporated                             20,000          823,750
PerkinElmer, Incorporated                            155,300       10,269,212
Synopsys, Incorporated *                              57,200        1,976,975
TekTronix, Incorporated                                8,700          643,800
Varian Medical Systems, Incorporated *                38,700        1,514,138
Varian, Incorporated                                   4,700          216,788
Veeco Instruments, Incorporated                       27,515        2,015,474
                                                                  -----------
                                                                   48,783,565

FINANCIAL SERVICES - 2.12%
Allied Capital Corporation                            40,400          686,800
Cabot Microelectronics Corporation *                   7,800          356,850
DDI Corporation *                                     54,200        1,544,700
Digitas, Incorporated *                               14,200          231,638
Embarcadero Tech, Incorporated *                       8,300          243,812
Financial Security Assured Holdings, Ltd. *           77,600        5,887,900
Firstworld Communications, Series B *                  6,100           64,050
HomeGrocer.com, Incorporated                          93,500          563,922
Knight Trading Group, Incorporated *                  26,000          775,125
Labranche & Company, Incorporated *                   77,300        1,111,187
Metris Companies, Incorporated                        25,350          636,919
Mortgage.com, Incorporated                            22,700           34,050
NOVA Corporation *                                    57,000        1,592,437


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
FINANCIAL SERVICES - CONTINUED
Numerical Technologies,
  Incorporated *                                      20,400      $   991,950
Selectica, Incorporated *                              1,100           77,069
                                                                  -----------
                                                                   14,798,409

GAS & PIPELINE UTILITIES - 0.06%
Louis Dreyfus Natural Gas Corporation                 13,200          413,325
                                                                  -----------

HOMEBUILDERS - 0.00%
D.R. Horton, Incorporated                              2,000           27,125
                                                                  -----------

HOTELS & RESTAURANTS - 0.18%
Jack In the Box, Incorporated *                       50,000        1,231,250
                                                                  -----------

INDUSTRIAL MACHINERY - 0.91%
Mettler-Toledo International, Incorporated           159,600        6,384,000
                                                                  -----------

INSURANCE - 0.81%
Mutual Risk Mangement, Ltd.                           58,200        1,007,588
Protective Life Corporation                           19,400          516,525
Reinsurance Group America, Incorporated              138,300        4,166,287
                                                                  -----------
                                                                    5,690,400

INTERNATIONAL OIL - 0.83%
Trico Marine Services, Incorporated                  102,900        1,311,975
Varco International, Incorporated *                  192,373        4,472,683
                                                                  -----------
                                                                    5,784,658

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 4.65%
724 Solutions, Incorporated *                          6,000          263,250
Alteon Websystems, Incorporated *                     11,500        1,150,719
AppNet, Incorporated *                                15,700          565,200
Art Technology Group, Incorporated *                   4,900          494,594
BroadVision, Incorporated *                          213,300       10,838,306
Critical Path, Incorporated *                          1,800          104,963
DigitalThink, Incorporated *                          15,400          552,475
Epiphany, Incorporated *                               7,900          846,781
Espeed, Incorporated *                                 6,800          295,375
Exodus Communications, Incorporated *                 63,200        2,911,150
Getthere.com, Incorporated *                           2,700           28,519
Interact Commerce Corporation *                       50,000          590,625
ITXC Corporation *                                     8,200          290,331
Keynote Systems, Incorporated *                        4,800          338,700
Liberate Technologies                                 13,600          398,650
National Information Consortium *                      9,000          102,375
Navisite, Incorporated *                               8,200          342,863
Netcentives, Incorporated *                            4,100           76,363
Netopia, Incorporated  *                               9,200          370,300
PC-Tel, Incorporated *                                19,600          744,800
PSINet, Incorporated *                               104,690        2,630,336
Rare Medium Group, Incorporated *                     14,000          221,375
Scient Corporation *                                  17,300          763,362
Sciquest.com, Incorporated *                           6,000           68,625
Software.com, Incorporated *                           9,600        1,246,800
Tumbleweed Communications Corporation *               23,400        1,190,475
US Interactive, Incorporated *                        17,200          222,525


                                                      SHARES         VALUE
                                                      ------         -----
INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - CONTINUED
Verio, Incorporated                                   57,000      $ 3,162,609
Viant Corporation                                     34,800        1,030,950
Vitria Technology, Incorporated                       10,000          611,250
                                                                  -----------
                                                                   32,454,646

INVESTMENT COMPANIES - 0.78%
Affiliated Managers Group, Incorporated *             50,000        2,275,000
Federated Investors, Incorporated, Class B            90,000        3,155,625
                                                                  -----------
                                                                    5,430,625

LEISURE TIME - 0.35%
SFX Entertainment, Incorporated, Class A *            54,000        2,446,875
                                                                  -----------

PETROLEUM SERVICES - 1.09%
Atwood Oceanics, Incorporated *                      113,400        5,032,125
Pride International, Incorporated *                   43,700        1,081,575
Rowan Companies, Incorporated *                       45,000        1,366,875
Superior Energy Services, Incorporated *              15,000          155,625
                                                                  -----------
                                                                    7,636,200

REAL ESTATE - 2.87%
Alexandria Real Estate Equities                       14,800          507,825
Arden Realty, Incorporated                             7,400          173,900
Brandywine Realty Trust SBI                           24,000          459,000
Camden Property Trust                                 72,800        2,138,500
Catellus Development Corporation *                    22,500          337,500
CBL & Associates Properties, Incorporated              9,900          246,881
Developers Diversified Realty                         42,400          633,350
Felcor Lodging Trust, Incorporated                    42,000          777,000
General Growth Properties, Incorporated               51,800        1,644,650
Health Care Property Investors, Incorporated         113,500        3,092,875
Healthcare Realty Trust                               11,900          203,044
Innkeepers USA Trust                                  70,000          638,750
Liberty Property Trust SBI                            13,100          339,781
Meristar Hospitality Corporation                     127,900        2,685,900
Pinnacle Holdings, Incorporated *                     54,000        2,916,000
Reckson Associates Realty Corporation                 59,400        1,410,750
SL Green Realty Corporation                           60,900        1,629,075
Urban Shopping Centers, Incorporated                   5,700          192,019
                                                                  -----------
                                                                   20,026,800

RETAIL TRADE - 1.02%
BJ's Wholesale Club, Incorporated *                   35,000        1,155,000
Dollar General Corporation                           193,500        3,773,250
Family Dollar Stores, Incorporated                   103,800        2,030,587
Ventro Corporation                                     9,000          169,875
                                                                  -----------
                                                                    7,128,712

SEMICONDUCTORS - 6.32%
Emcore Corporation *                                  25,000        3,000,000
Kopin Corporation *                                    4,000          277,000
LAM Research Corporation *                            15,800          592,500
Lattice Semiconductor Corporation *                   18,000        1,244,250
Micrel, Incorporated                                  58,800        2,554,125
Novellus Systems, Incorporated *                      51,000        2,884,687
PLX Technology, Incorporated *                        12,400          514,600
PMC-Sierra, Incorporated *                           140,000       24,876,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
SEMICONDUCTORS - CONTINUED
Power Integrations *                                  60,000      $ 1,413,750
QLogic Corporation *                                  25,700        1,697,806
Quantum Effect Devices, Incorporated *                 5,900          336,300
Quicklogic Corporation *                              19,700          438,325
Semtech Corporation *                                 13,600        1,040,188
Silicon Laboratories *                                 5,400          286,875
Triquint Semiconductor, Incorporated *                17,600        1,684,100
Varian Semiconductor Equipment, Incorporated          20,400        1,281,375
                                                                  -----------
                                                                   44,122,131

SOFTWARE - 11.89%
Accrue Software, Incorporated *                       15,000          532,500
Active Software, Incorporated *                       19,500        1,514,906
Allaire Corporation *                                 12,000          441,000
BEA Systems, Incorporated *                          320,000       15,820,000
Bindview Development Corporation                      80,000          960,000
Cysive, Incorporated *                                12,200          291,275
I2 Technologies, Incorporated *                      143,300       14,941,264
Intertrust Technologies Corporation *                  5,700          117,206
Intuit, Incorporated *                                75,600        3,127,950
Keane, Incorporated *                                127,500        2,757,188
Lightspan, Incorporated *                             17,200           94,600
Marchfirst, Incorporated                             114,000        2,080,500
Mercury Interactive Corporation                       58,300        5,640,525
Micromuse, Incorporated                               72,600       12,014,166
New Era Of Networks, Incorporated *                    7,600          323,000
Rational Software Corporation *                        7,200          669,150
Sapient Corporation *                                 60,600        6,480,412
Sonic Foundry, Incorporated *                         15,400          323,400
VERITAS Software Corporation                         131,850       14,901,110
                                                                  -----------
                                                                   83,030,152

TELECOMMUNICATIONS SERVICES - 2.44%
Accelerated Networks, Incorporated *                   8,000          337,500
Alaska Communications
  Systems, Incorporated *                            106,500        1,104,937
Carrier Access Corporation *                          26,800        1,417,050
Choice One Communications, Incorporated *              2,700          110,194
Clearnet Communications,
  Incorporated, Class A *                             31,500          874,617
Com21, Incorporated *                                 62,300        1,557,500
Copper Mountain Networks, Incorporated *               2,500          220,313
Ditech Communications Corporation *                   42,000        3,971,625
Efficient Networks, Incorporated *                     7,400          544,362
ICG Communications, Incorporated *                    80,000        1,765,000
MCK Communications, Incorporated                      10,500          242,812
Millicom International Cellular SA *                   3,300          115,500
Nice System, Ltd., ADR *                               8,000          617,500
P-Com, Incorporated *                                  9,000           51,188
Polycom, Incorporated *                               38,300        3,603,791
Stanford Microdevices, Incorporated *                  6,100          264,969
Triton PCS Holdings, Incorporated *                    1,400           80,850
Westell Technologies, Incorporated                    13,600          204,000
                                                                  -----------
                                                                   17,083,708

TELEPHONE - 1.48%
Intermedia Communications,
  Incorporated *                                      34,300        1,020,425
MGC Communications, Incorporated                      20,500        1,228,719


                                                      SHARES         VALUE
                                                      ------         -----
TELEPHONE - CONTINUED
Voicestream Wireless Corporation                      46,000      $ 5,349,656
Western Wireless Corporation, Class A                 51,000        2,779,500
                                                                  -----------
                                                                   10,378,300

TRANSPORTATION - 1.20%
C. H. Robinson Worldwide                              70,500        3,489,750
Expeditores International of
  Washington, Incorporated                           102,600        4,873,500
                                                                  -----------
                                                                    8,363,250

TOTAL COMMON STOCKS
(Cost: $283,978,721)                                             $516,241,540
                                                                 ------------


                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     -------         -----
SHORT TERM INVESTMENTS - 11.98%
Navigator Securities Lending Trust,
  6.65%                                           $83,654,957     $83,654,957
                                                                  -----------

REPURCHASE AGREEMENTS - 14.12%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $98,671,204
  on 07/03/2000, collateralized by
  $103,445,000 U.S. Treasury Notes, 5.375%
  due 06/30/2003 (valued at $100,605,435,
  including interest)                             $98,626,000     $98,626,000
                                                                  -----------

TOTAL INVESTMENTS (EMERGING SMALL
COMPANY TRUST) (Cost: $466,259,678)                              $698,522,497
                                                                 ============


SMALL COMPANY BLEND TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 70.80%
AEROSPACE - 0.63%
REMEC, Incorporated *                                 17,000      $   711,875
                                                                  -----------

AGRICULTURE - 0.01%
Seminis, Incorporated, Class A *                       3,600            9,450
                                                                  -----------

AIR TRAVEL - 0.60%
Alaska Air Group *                                    12,000          325,500
Atlantic Coast Airlines
  Holdings, Incorporated *                            11,200          355,600
                                                                  -----------
                                                                      681,100

APPAREL & TEXTILES - 0.63%
Kellwood Company                                      15,500          327,437
Stride Rite Corporation                               21,500          131,688
Tefron, Ltd.                                          14,500          248,313
                                                                  -----------
                                                                      707,438

AUTO SERVICES - 0.35%
Avis Rental A Car, Incorporated *                      5,400          101,250
Dollar Thrifty Automotive Group *                     16,000          295,000
                                                                  -----------
                                                                      396,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
AUTOMOBILES - 0.11%
Polaris Industries, Incorporated                       4,000      $   128,000
                                                                  -----------

BANKING - 1.54%
Bank United Corporation, Class A                       5,300          186,494
Banknorth Group, Incorporated                         13,687          209,582
BankUnited Financial Corporation *                    13,000           94,250

Commerce Bancorp, Incorporated                        15,000          690,000
Community First Bankshares, Incorporated              20,500          334,406
Republic Security Financial Corporation                7,000           35,000
Santander Bancorp                                      5,500           70,125
Silicon Valley Bancshares *                            2,800          119,350
                                                                  -----------
                                                                    1,739,207

BROADCASTING - 5.03%
Acme Communications, Incorporated *                   10,800          197,100
ACTV, Incorporated *                                  24,000          358,500
BHC Communications, Incorporated, Class A              1,500          228,000
Citadel Communications Corporation *                  18,000          628,875
Classic Communications, Incorporated, Class A *       10,000           89,375
Cumulus Media, Incorporated, Class A *                18,500          168,813
Entercom Communications Corporation *                  2,500          121,875
Gray Communications Systems,
  Incorporated, Class B                                5,000           48,750
Insight Communications,
  Incorporated, Class A                               10,700          167,188
Mediacom Communications
  Corporation, Class A                                22,800          350,550
Radio One, Incorporated, Class A *                     4,400          130,075
Radio One, Incorporated, Class D *                     8,800          194,150
Regent Communications, Incorporated *                 14,200          122,031
Sinclair Broadcast Group,
  Incorporated, Class A *                             38,000          418,000
Sirius Satellite Radio, Incorporated *                 8,000          354,500
Spanish Broadcasting Systems,
  Incorporated, Class A *                             24,200          497,612
TiVo, Incorporated                                    11,100          388,500
World Wrestling Federation
  Entertainment, Incorporated, Class A                24,400          507,825
XM Satellite Radio Holdings,
  Incorporated, Class A                               19,000          711,312
                                                                  -----------
                                                                    5,683,031

BUILDING MATERIALS & CONSTRUCTION - 0.28%
Elcor Chemical Corporation                             6,000          138,000
R.P.M., Incorporated                                  18,000          182,250
                                                                  -----------
                                                                      320,250

BUSINESS SERVICES - 5.32%
ADVO, Incorporated *                                   8,500          357,000
Agency.com, Ltd. *                                    12,500          222,656
Alloy Online, Incorporated *                          24,000          270,000
Armor Holdings, Incorporated *                        25,000          325,000
Ashford.com, Incorporated *                            7,000           20,125
Banta Corporation                                     16,500          312,469
click2learn.com, Incorporated *                       28,000          493,500


                                                      SHARES         VALUE
                                                      ------         -----
BUSINESS SERVICES - CONTINUED
Costar Group, Incorporated *                          10,000      $   250,625
Cybersource Corporation *                             10,000          138,125
Cypress Communications, Incorporated *                29,000          210,250
Headhunter.Net, Incorporated                          22,700          229,837
Intelligroup, Incorporated *                          23,000          276,000
Kendle International, Incorporated                    30,000          236,250
Mac-Gray Corporation *                                18,000           78,750
MedQuist, Incorporated                                25,000          850,000
Quanta Services, Incorporated *                       10,300          566,500
Razorfish, Incorporated, Class A *                    11,374          182,695
RSA Security, Incorporated *                           7,500          519,375
Startek, Incorporated *                                5,000          251,875
Xpedior, Incorporated                                 16,200          223,763
                                                                  -----------
                                                                    6,014,795

CHEMICALS - 0.86%
Scotts Company, Class A *                             11,000          401,500
Spartech Corporation                                   5,500          148,500
Valence Technology, Incorporated *                    23,000          424,062
                                                                  -----------
                                                                      974,062

COMPUTERS & BUSINESS EQUIPMENT - 1.46%
C Cube Microsystems, Incorporated *                    2,300           45,138
Handspring, Incorporated                               4,900          132,300
Logitech International SA, ADR *                       9,000          657,000
Manufacturers Services, Ltd. *                         2,500           51,406
New Focus, Incorporated *                              2,100          172,462
Oni Systems Corporation                                1,000          117,203
Spectrasite Holdings, Incorporated *                  15,800          448,325
Storagenetworks, Incorporated *                          300           27,075
                                                                  -----------
                                                                    1,650,909

CONSTRUCTION MATERIALS - 2.27%
Columbus McKinnon Corporation                         12,500          173,438
Comfort Systems USA, Incorporated *                   12,000           48,000
Donaldson, Incorporated                               25,000          493,750
Gasonics International Corporation *                  23,500          926,781
Oshkosh Truck Corporation, Class B                    11,650          416,487
SpeedFam-IPEC, Incorporated *                         27,600          501,975
                                                                  -----------
                                                                    2,560,431

COSMETICS & TOILETRIES - 0.04%
Natures Sunshine Products, Incorporated                1,300            9,100
NU Skin Enterprises,
  Incorporated, Class A *                              7,000           40,250
                                                                  -----------
                                                                       49,350

DOMESTIC OIL - 0.42%
Insignia Financial Group, Incorporated *               9,000           90,000
Midcoast Energy Resources, Incorporated               24,500          385,875
                                                                  -----------
                                                                      475,875

DRUGS & HEALTH CARE - 6.63%
Algos Pharmaceutical Corporation                      13,300          202,825
American Retirement Corporation *                     18,600          103,463
Antigenics, Incorporated *                            25,000          415,625
Aspect Medical Systems, Incorporated *                10,500          283,500
Assisted Living Concepts, Incorporated *              62,100           38,813
Aviron *                                              13,000          401,375



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
DRUGS & HEALTH CARE - CONTINUED
Capital Senior Living Corporation *                   15,000      $    44,063
Charles River Laboratories International *             5,000          110,937
Chromavision Medical Systems, Incorporated *          32,000          422,000
Diversa Corporation *                                 10,300          341,187
Focal, Incorporated *                                 42,400          127,200
Gene Logic, Incorporated *                             4,800          171,300
Heska Corporation *                                   83,000          176,375
ILEX Oncology, Incorporated *                          7,000          246,750
Kos Pharmaceuticals, Incorporated *                    2,200           35,338
Novoste Corporation *                                  7,000          427,000
Protein Design Laboratories, Incorporated *            5,500          907,242
Sangstat Medical Corporation *                        13,000          375,375
Sunrise Assisted Living, Incorporated *               11,500          212,750
Triad Hospitals, Incorporated *                       20,000          483,750
Trigon Healthcare, Incorporated *                      9,000          464,062
Trimeris, Incorporated *                              11,000          769,312
Vical, Incorporated                                   28,800          554,400
ViroPharma, Incorporated                              11,000          171,875
                                                                  -----------
                                                                    7,486,517

ELECTRICAL EQUIPMENT - 4.72%
Anaren Microwave, Incorporated *                       7,350          964,573
Electro Scientific Industries, Incorporated *         15,000          660,469
Harmon Industries, Incorporated                       24,000          318,000
Interwave Commerce International, Ltd. *              15,100          211,400
Power One, Incorporated *                             24,000        2,734,500
Rayovac Corporation *                                 12,000          268,500
Wesco International, Incorporated                     19,000          181,687
                                                                  -----------
                                                                    5,339,129

ELECTRIC UTILITIES - 0.45%
Consol Energy, Incorporated                           17,500          264,688
MDU Resources Group, Incorporated                     11,400          246,525
                                                                  -----------
                                                                      511,213

ELECTRONICS - 3.37%
August Technology Corporation *                        3,900           64,106
Cambridge Technology
  Partners, Incorporated *                             8,500           74,109
DSP Group, Incorporated *                              8,000          448,000
LoJack Corporation                                    25,000          173,438
Nanometrics, Incorporated                             22,000          906,125
Photon Dynamics, Incorporated *                        6,000          448,125
Therma Wave, Incorporated *                           14,000          312,375
Veeco Instruments, Incorporated                        4,700          344,275
Zygo Corporation                                      11,400        1,035,263
                                                                  -----------
                                                                    3,805,816

ENERGY - 0.63%
NRG Energy, Incorporated                              39,000          711,750
                                                                  -----------

FINANCIAL SERVICES - 5.72%
Aclara Biosciences, Incorporated *                    15,000          764,063
Americredit Corporation *                             28,000          476,000
Bookham Technology Plc, ADR *                         14,100          835,425
Circle International Group, Incorporated               1,800           45,225
Exelixis, Incorporated *                              26,300          877,762
Fulton Financial Corporation                          15,750          278,578
Harbor Florida Bancshares, Incorporated                6,000           62,625


                                                      SHARES         VALUE
                                                      ------         -----
FINANCIAL SERVICES - CONTINUED
Lendingtree, Incorporated                             18,700      $   140,250
Lexicon Genetics, Incorporated                        17,000          584,375
Matrixone, Incorporated                                9,400          381,875
Medallion Financial Corporation                        7,500          115,781
Net2000 Communication, Incorporated *                  9,700          158,838
Numerical Technologies, Incorporated *                 6,800          330,650
OTG Software, Incorporated *                           4,800          137,100
Register.com, Incorporated *                           5,600          171,150
Saba Software, Incorporated *                         12,800          268,800
Selectica, Incorporated *                              6,700          469,419
Tanox, Incorporated *                                  7,700          364,306
                                                                  -----------
                                                                    6,462,222

FOOD & BEVERAGES - 1.51%
Beringer Wine Estates Holdings, Class B *              1,400           49,438
Flowers Industries, Incorporated                      25,000          498,437
Robert Mondavi Corporation, Class A                    2,500           76,719
Suiza Foods Corporation *                             11,300          552,287
Tootsie Roll Industries, Incorporated                 15,235          533,225
                                                                  -----------
                                                                    1,710,106

FOREST PRODUCTS - 0.54%
Caraustar Industries, Incorporated                    14,500          219,313
Wausau-Mosinee Paper Corporation                      45,300          387,881
                                                                  -----------
                                                                      607,194

FUNERAL SERVICES - 0.34%
Carriage Services,
  Incorporated, Class A *                             28,500           96,188
Stewart Enterprises,
  Incorporated, Class A                               80,000          282,500
                                                                  -----------
                                                                      378,688

GAS & PIPELINE UTILITIES - 1.32%
Energen Corporation                                   12,400          270,475
Louis Dreyfus Natural Gas Corporation                  8,000          250,500
New Jersey Resources Corporation                       8,000          304,500
South Jersey Industries, Incorporated                 10,100          262,600
Washington Gas Light Company,                         17,000          409,062
                                                                  -----------
                                                                    1,497,137

HOTELS & RESTAURANTS - 0.42%
Buca, Incorporated *                                     500            7,813
Buffets, Incorporated *                               22,000          279,125
CKE Restaurants, Incorporated                         28,500           85,500
Ruby Tuesday, Incorporated                             7,800           97,987
                                                                  -----------
                                                                      470,425

HOUSEHOLD APPLIANCES - 0.27%
Libbey, Incorporated                                   6,000          192,750
Pillowtex Corporation *                               12,000           51,000
Restoration Hardware, Incorporated *                  12,000           66,000
                                                                  -----------
                                                                      309,750

HOUSEHOLD PRODUCTS - 0.21%
Martha Stewart Living,
  Incorporated, Class A                               11,000          242,000
                                                                  -----------

INDUSTRIAL MACHINERY - 0.24%
Capstone Turbine Corporation *                         1,100           49,569


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
INDUSTRIAL MACHINERY - CONTINUED
NN, Incorporated                                       7,100      $    74,550
UNOVA, Incorporated *                                 20,000          146,250
                                                                  -----------
                                                                      270,369

INSURANCE - 0.63%
Fidelity National Financial Corporation               11,100          203,269
First American Financial Corporation                  13,000          186,062
Philadelphia Consolidated
  Holding Corporation *                                5,400           90,788
The MIIX Group, Incorporated                           5,600           67,200
Trenwick Group, Incorporated                          11,000          160,187
                                                                  -----------
                                                                      707,506

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 4.09%
24/7 Media, Incorporated &                            13,000          203,125
About.com, Incorporated *                             10,100          318,150
Autoweb.com, Incorporated *                           40,400           85,850
Digex, Incorporated, Class A *                         6,300          428,006
Egreetings Network, Incorporated *                    30,000           41,250
Emerge Interactive, Incorporated *                     3,000           53,813
Epiphany, Incorporated *                               1,500          160,781
Extensity, Incorporated *                             13,200          452,100
Fogdog, Incorporated *                                16,000           20,500
Harris Interactive, Incorporated                      13,300           64,422
HomeStore.com, Incorporated *                         14,000          408,625
iVillage, Incorporated *                              15,000          126,563
Knot, Incorporated *                                  24,300           92,644
Liquid Audio, Incorporated                            11,800          111,731
Mail.com, Incorporated, Class A                        2,100           11,944
National Information Consortium *                     23,300          265,037
Neoforma.com, Incorporated *                          40,000          281,250
Netpliance, Incorporated *                             4,000           36,500
Netratings, Incorporated *                            11,000          281,875
Online Resources *                                    22,500          144,844
Organic, Incorporated                                  5,700           55,575
PC-Tel, Incorporated *                                 8,000          304,000
QXL.com PLC, ADR *                                    41,000          317,750
Snowball.com, Incorporated *                           7,000           34,125
VIA NET. WORKS, Incorporated                          12,700          196,056
Worldgate Communications, Incorporated                 7,000          124,250
                                                                  -----------
                                                                    4,620,766

INVESTMENT COMPANIES - 0.31%
American Capital Strategies, Ltd.                     14,800          353,350
                                                                  -----------

LEISURE TIME - 1.78%
Arctic Cat, Incorporated                              15,000          178,125
Championship Auto Racing Team *                       12,000          306,000
Cheap Tickets, Incorporated *                         18,000          216,000
International Speedway
  Corporation, Class B                                10,000          413,750
Speedway Motorsports, Incorporated *                  22,700          522,100
Steiner Leisure, Ltd.                                 15,000          339,375
West Marine, Incorporated                              6,000           41,062
                                                                  -----------
                                                                    2,016,412

PAPER - 0.35%
Potlatch Corporation                                  12,000          397,500
                                                                  -----------


                                                      SHARES         VALUE
                                                      ------         -----
PETROLEUM SERVICES - 0.40%
Seacor Smit, Incorporated *                           11,550      $   446,841
                                                                  -----------

PUBLISHING - 0.05%
Applied Graphics Technologies *                       14,500           61,625
                                                                  -----------

REAL ESTATE - 0.16%
CB Richard Ellis Services,
  Incorporated *                                       7,500           68,438
Trammell Crow Company *                               10,700          115,025
                                                                  -----------
                                                                      183,463

RETAIL TRADE - 0.40%
American Eagle Outfitters, Incorporated *             20,000          280,000
FTD.com, Incorporated, Class A *                       5,000           11,875
Lithia Motors, Incorporated, Class A                   4,600           61,525
Sportsline USA, Incorporated *                         5,500           93,844
                                                                  -----------
                                                                      447,244

SANITARY SERVICES - 0.34%
Ionics, Incorporated *                                12,500          382,813
                                                                  -----------

SEMICONDUCTORS - 7.47%
American Superconductor Corporation *                 13,000          627,250
ASM International NV *                                35,000          927,500
BE Semiconductor Industries *                         17,000          255,000
Electroglas, Incorporated *                           12,000          258,000
Exar Corporation *                                     6,000          523,125
Intergrated Electrical Services *                     10,000           51,250
Kopin Corporation *                                   10,000          692,500
LTX Corporation *                                     53,100        1,855,181
Marvell Technology Group, Ltd.                           400           22,800
MIPS Technologies, Incorporated                       15,500          658,750
Parthus Technologies PLC, ADR *                       15,000          427,500
Power Integrations *                                  17,200          405,275
Quantum Effect Devices, Incorporated *                 8,900          507,300
Rambus, Incorporated *                                 2,400          247,200
Rudolph Technologies, Incorporated *                   8,000          310,000
SCG Holding Corporation *                             12,700          277,813
Zoran Corporation                                      6,000          395,625
                                                                  -----------
                                                                    8,442,069

SOFTWARE - 1.69%
Acclaim Entertainment, Incorporated *                 85,500          122,906
Broadbase Software, Incorporated *                    14,000          428,750
Documentum, Incorporated *                             3,200          286,000
Lightspan, Incorporated *                             14,200           78,100
Midway Games, Incorporated                            22,000          177,375
Official Payments Corporation *                        9,500           40,969
OpenTV Corporation, Class A *                          6,900          309,637
Policy Management Systems Corporation *               30,000          461,250
                                                                  -----------
                                                                    1,904,987

TELECOMMUNICATIONS SERVICES - 4.46%
Alaska Communications
  Systems, Incorporated *                             17,000          176,375
Allied Riser Communctions Corporation *               16,000          226,000
Aspect Communications, Incorporated *                 28,000        1,100,750
Boston Communications Group *                         12,000          168,000
Carrier Access Corporation *                          19,000        1,004,625
Flag Telecom Holdings, Ltd.                           20,500          304,938
Focal Communications Corporation *                    11,800          421,850


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
TELECOMMUNICATIONS SERVICES - CONTINUED
GT Group Telecom,
  Incorporated, Class B *                              5,300      $    83,806
ICG Communications, Incorporated *                    14,000          308,875
Metawave Communications Corporation                   11,600          309,575
Polycom, Incorporated *                                3,000          282,281
Savvis Communications Corporation *                   20,300          265,169
Sonus Networks, Incorporated *                           400           63,150
Superior Telecom, Incorporated                        14,729          146,369
Triton PCS Holdings, Incorporated *                    3,000          173,250
                                                                  -----------
                                                                    5,035,013

TELEPHONE - 0.89%
Dobson Communications
  Corporation, Class A 8                              16,000          308,000
Harmonic, Incorporated                                 1,248           30,888
Hickory Tech Corporation                              19,200          234,000
Viatel, Incorporated                                  15,000          428,437
                                                                  -----------
                                                                    1,001,325

TIRES & RUBBER - 0.15%
Bandag, Incorporated                                   7,000          169,750
                                                                  -----------

TRANSPORTATION - 0.23%
M.S. Carriers, Incorporated                           10,000          176,250
U.S. Xpress Enterprises,
  Incorporated, Class A *                             10,500           84,656
                                                                  -----------
                                                                      260,906

TRAVEL SERVICES - 0.81%
Hotel Reservations Network,
  Incorporated, Class A                               30,600          910,350
                                                                  -----------

TRUCKING & FREIGHT - 0.67%
Hub Group, Incorporated, Class A *                    11,000          164,313
Landstar Systems, Incorporated *                       5,000          297,812
Werner Enterprises, Incorporated                      26,000          300,625
                                                                  -----------
                                                                      762,750

TOTAL COMMON STOCKS
(Cost: $74,403,232)                                               $80,009,009
                                                                  -----------


                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                    -------          -----
SHORT TERM INVESTMENTS - 20.51%
Navigator Securities Lending Trust,
  6.65%                                          $23,177,039      $23,177,039
                                                                  -----------

REPURCHASE AGREEMENTS - 8.69%
Repurchase Agreement with State
  Street Bank & Trust Company
  dated 06/30/2000 at 5.50%, to be
  repurchased at $9,819,499 on
  07/03/2000, collateralized by
  $8,060,000 U.S. Treasury Bonds,
  10.375% due 11/15/2012 (valued at
  $10,014,550, including interest)               $ 9,815,000      $ 9,815,000
                                                                  -----------

TOTAL INVESTMENTS (SMALL COMPANY BLEND TRUST)
  (Cost: $107,395,271)                                           $113,001,048
                                                                 ============


DYNAMIC GROWTH TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 69.82%
BROADCASTING - 1.94%
EchoStar Communications
  Corporation, Class A *                              37,425      $ 1,239,118
                                                                  -----------

BUSINESS SERVICES - 1.33%
National Computer Systems,
  Incorporated                                        17,210          847,593
                                                                  -----------

COMPUTERS & BUSINESS EQUIPMENT - 8.51%
Adaptive Broadband Corporation *                      15,200          558,600
Infospace.com *                                        9,740          538,135
Media 100, Incorporated                                3,985          102,614
Pinnacle Systems, Incorporated *                      39,355          884,873
Research In Motion, Ltd. *                            27,085        1,225,596
Symbol Technologies, Incorporated                     39,530        2,134,620
                                                                  -----------
                                                                    5,444,438

DRUGS & HEALTH CARE - 8.03%
Genzyme Corporation *                                  9,715          577,435
King Pharmaceuticals, Incorporated *                  29,760        1,305,720
Maxygen, Incorporated                                 17,965        1,019,794
Medarex, Incorporated                                  6,315          533,618
Millennium Pharmaceuticals, Incorporated               7,330          820,044
PE Corp-PE Biosystems Group                           13,395          882,396
                                                                  -----------
                                                                    5,139,007

ELECTRICAL EQUIPMENT - 5.34%
AT & T Canada, Incorporated,
  ADR, Class B *                                      65,985        2,189,877
SCI Systems, Incorporated *                           31,230        1,223,826
                                                                  -----------
                                                                    3,413,703

FINANCIAL SERVICES - 1.66%
ETrade Group, Incorporated *                          64,325        1,061,362
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 21.29%
Be Free, Incorporated *                              108,590          977,310
Digex, Incorporated, Class A *                        17,125        1,163,430
DigitalThink, Incorporated *                          32,265        1,157,507
Exodus Communications, Incorporated *                 19,820          912,959
Inktomi Corporation *                                  6,325          747,931
PSINet, Incorporated *                               158,773        3,989,159
Real Networks, Incorporated *                         18,040          912,147
SkillSoft Corporation *                              154,625        2,184,078
Verio, Incorporated                                   28,375        1,574,369
                                                                  -----------
                                                                   13,618,890

LEISURE TIME - 1.01%
Royal Caribbean Cruises, Ltd.                         35,080          648,980
                                                                  -----------

SEMICONDUCTORS - 3.67%
ASM Lithography Holding NV                            19,140          844,553
Integrated Device Technology *                         9,610          575,399
Marvell Technology Group, Ltd.                         5,885          335,445
Vitesse Semiconductor Corporation                      8,015          589,603
                                                                  -----------
                                                                    2,345,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
TELECOMMUNICATIONS SERVICES - 14.71%
Caprock Communications Corporation *                  64,440      $ 1,256,580
Carrier1 International SA, ADR *                      48,985          569,451
Clearnet Communications,
  Incorporated, Class A *                             52,375        1,454,225
CTC Communications Group, Incorporated *              24,665          887,940
Infonet Services Corporation, Class B *               70,475          841,295
McLeodUSA, Incorporated                               88,650        1,833,947
Metromedia Fiber Network,
  Incorporated, Class A                               64,620        2,564,606
                                                                  -----------
                                                                    9,408,044

TELEPHONE - 2.33%
Western Wireless Corporation, Class A                 27,365        1,491,392
                                                                  -----------

TOTAL COMMON STOCKS
(Cost: $45,212,036)                                               $44,657,527


                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ---------          -----
CORPORATE BONDS - 0.87%
SOFTWARE - 0.87%
Mercury Interactive
  Corporation, 4.75% due
  07/01/2007                                     $   520,000      $   558,376
                                                                  -----------

TOTAL CORPORATE BONDS
(Cost: $520,000)                                                  $   558,376
                                                                  -----------


SHORT TERM INVESTMENTS - 29.31%
Federal Home Loan Mortgage
  Corporation, 6.57% due 07/03/2000              $13,800,000      $13,794,963
Federal National Mortgage Association
  6.43% due 08/22/2000                             5,000,000        4,953,561
                                                                  -----------
                                                                  $18,748,524

TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
  (Cost: $64,480,560)                                             $63,964,427
                                                                  ===========


MID CAP STOCK TRUST


                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 70.55%
AIR TRAVEL - 0.65%
Southwest Airlines Company                            35,200      $   666,600
                                                                  -----------

BROADCASTING - 4.99%
EchoStar Communications
  Corporation, Class A *                              29,100          963,483
Fox Entertainment Group,
  Incorporated, Class A *                             68,700        2,086,762
Pegasus Communications Corporation *                  34,400        1,687,750
Westwood One, Incorporated                            11,100          378,788
                                                                  -----------
                                                                    5,116,783

BUSINESS SERVICES - 4.46%
Apollo Group, Incorporated, Class A *                 19,200          537,600
Ceridian Corporation *                                64,700        1,556,844


                                                      SHARES         VALUE
                                                      ------         -----
BUSINESS SERVICES - CONTINUED
Checkfree Holdings Corporation *                      10,400      $   536,250
DeVry, Incorporated *                                 25,900          684,731
Iron Mountain, Incorporated *                         24,200          822,800
TMP Worldwide, Incorporated *                          5,900          435,494
                                                                  -----------
                                                                    4,573,719

COMPUTERS & BUSINESS EQUIPMENT - 5.41%
Cabletron Systems, Incorporated *                     51,500        1,300,375
Sanmina Corporation *                                 21,400        1,829,700
Verity, Incorporated                                  40,600        1,542,800
Virata Corporation                                    14,800          882,450
                                                                  -----------
                                                                    5,555,325

CONSTRUCTION MATERIALS - 0.94%
Vulcan Materials Company                              22,500          960,469
                                                                  -----------

DRUGS & HEALTH CARE - 12.78%
ALZA Corporation *                                    15,900          940,088
Baxter International, Incorporated                    14,200          998,438
Becton Dickinson & Company                            36,300        1,041,356
Biomet, Incorporated                                  27,200        1,045,500
Cardinal Health, Incorporated                         20,500        1,517,000
Genzyme Corporation *                                 27,300        1,622,644
Immunex Corporation *                                 39,300        1,942,894
Laboratory Corporation
  America Holdings *                                  20,100        1,550,212
Quest Diagnostics, Incorporated *                     21,000        1,502,812
Watson Pharmaceuticals, Incorporated                  17,600          946,000
                                                                  -----------
                                                                   13,106,944

ELECTRICAL EQUIPMENT - 1.99%
Methode Electronics, Incorporated                     18,900          730,013
TeleCorp PCS, Incorporated, Class A *                 32,600        1,314,187
                                                                  -----------
                                                                    2,044,200

ELECTRIC UTILITIES - 1.42%
Calpine Corporation *                                 22,100        1,453,075
                                                                  -----------

ELECTRONICS - 4.10%
Analog Devices, Incorporated *                        11,000          836,000
Flextronics International                             28,600        1,964,462
Jabil Circuit, Incorporated *                         28,300        1,404,388
                                                                  -----------
                                                                    4,204,850

FOOD & BEVERAGES - 0.85%
Pepsi Bottling Group, Incorporated                    30,000          875,625
                                                                  -----------

HOTELS & RESTAURANTS - 0.64%
Darden Restaurants, Incorporated                      40,100          651,625
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 5.66%
Critical Path, Incorporated *                         17,300        1,008,806
Macromedia, Incorporated                              24,600        2,378,512
Vignette Corporation                                  46,500        2,418,727
                                                                  -----------
                                                                    5,806,045

PETROLEUM SERVICES - 3.70%
Noble Drilling Corporation *                          19,800          815,513
R & B Falcon Corporation *                            50,800        1,196,975
Transocean Offshore, Incorporated                     16,900          903,094


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
PETROLEUM SERVICES - CONTINUED
Weatherford International, Incorporated               22,200      $   883,837
                                                                  -----------
                                                                    3,799,419

RETAIL GROCERY - 0.91%
Whole Foods Market, Incorporated                      22,600          933,662
                                                                  -----------

RETAIL TRADE - 1.44%
Bed Bath & Beyond, Incorporated *                     21,400          775,750
Dollar General Corporation                            35,750          697,125
                                                                  -----------
                                                                    1,472,875

SANITARY SERVICES - 0.93%
Waste Management, Incorporated                        50,400          957,600
                                                                  -----------

SEMICONDUCTORS - 2.72%
Kopin Corporation *                                    1,000           69,250
LAM Research Corporation *                            21,200          795,000
Novellus Systems, Incorporated *                       4,200          237,562
Teradyne, Incorporated *                              12,700          933,450
Vitesse Semiconductor Corporation                     10,300          757,694
                                                                  -----------
                                                                    2,792,956

SOFTWARE - 9.06%
Intuit, Incorporated *                                33,600        1,390,200
Kana Communications, Incorporated *                   14,800          915,750
Mercury Interactive Corporation                       13,600        1,315,800
Rational Software Corporation *                       24,500        2,276,969
Siebel Systems, Incorporated *                         8,600        1,406,638
VeriSign, Incorporated                                11,287        1,992,155
                                                                  -----------
                                                                    9,297,512

TELECOMMUNICATIONS SERVICES - 5.91%
American Tower Corporation, Class A *                 29,400        1,225,612
Crown Castle International Corporation *              50,000        1,825,000
McLeodUSA, Incorporated                               68,900        1,425,369
Nextel Partners, Incorporated, Class A *              48,700        1,585,794
                                                                  -----------
                                                                    6,061,775

TELEPHONE - 1.99%
Voicestream Wireless Corporation                      17,600        2,046,825
                                                                  -----------

TOTAL COMMON STOCKS
(Cost: $66,942,288)                                               $72,377,884
                                                                  -----------


                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                  ---------          -----
SHORT TERM INVESTMENTS - 20.01%
Navigator Securities Lending Trust,
  6.65%                                          $20,528,469      $20,528,469
                                                                  -----------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                  ---------          -----
REPURCHASE AGREEMENTS - 9.44%
Repurchase Agreement with Paine Webber
  dated 06/30/2000 at 6.55%, to be
  repurchased at $9,690,285.60 on 07/03/2000,
  collateralized by $9,785,000
  U.S. Treasury Notes, 3.625% due 07/15/2002
  (valued at $9,878,947.60, including interest)   $9,685,000      $ 9,685,000
                                                                  -----------

TOTAL INVESTMENTS (MID CAP STOCK TRUST)
  (Cost: $97,155,757)                                            $102,591,353
                                                                 ============


ALL CAP GROWTH TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 85.72%
APPAREL & TEXTILES - 0.04%
Jones Apparel Group, Incorporated *                   18,800      $   441,800
                                                                  -----------

AUTO PARTS - 0.41%
Danaher Corporation                                   82,500        4,078,594
                                                                  -----------

AUTOMOBILES - 1.96%
General Motors Corporation, Class H                  129,500       11,363,625
Harley Davidson, Incorporated                        205,900        7,927,150
                                                                  -----------
                                                                   19,290,775

BANKING - 1.46%
Northern Trust Corporation                            76,300        4,964,269
Providian Financial Corporation                       72,500        6,525,000
State Street Corporation                              26,600        2,821,262
                                                                  -----------
                                                                   14,310,531

BROADCASTING - 2.76%
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A *                                   247,400        5,999,450
AMFM, Incorporated *                                  64,600        4,457,400
Hispanic Broadcasting Corporation *                  140,000        4,637,500
Univision Communications,
  Incorporated, Class A *                             62,700        6,489,450
Westwood One, Incorporated                           161,600        5,514,600
                                                                  -----------
                                                                   27,098,400

BUSINESS SERVICES - 4.70%
Check Point Software
  Technologies, Ltd.                                  64,700       13,700,225
Fiserv, Incorporated *                               167,450        7,242,213
Lamar Advertising Company, Class A *                 175,000        7,579,687
Omnicom Group, Incorporated                          103,100        9,182,344
Paychex, Incorporated ****                           135,550        5,693,100
Yahoo, Incorporated                                   22,800        2,824,350
                                                                  -----------
                                                                   46,221,919

COMPUTERS & BUSINESS EQUIPMENT - 7.90%
Brocade Communications
  Systems, Incorporated *                             54,100        9,926,505
Cisco Systems, Incorporated *                         82,500        5,243,906

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
CSG Systems International, Incorporated *             42,500      $ 2,382,656
Dell Computer Corporation *                           51,500        2,539,594
EMC Corporation *                                    107,700        8,286,169
JDS Uniphase Corporation ****                        232,900       27,918,887
Maxim Integrated Products, Incorporated               82,500        5,604,844
Network Appliance, Incorporated *                     41,200        3,316,600
Sanmina Corporation ****                              82,520        7,055,460
Sun Microsystems, Incorporated *                      59,100        5,374,406
                                                                  -----------
                                                                   77,649,027

DRUGS & HEALTH CARE - 7.19%
Amgen, Incorporated *                                 65,000        4,566,250
Biogen, Incorporated *                               145,000        9,352,500
Biomet, Incorporated                                  72,900        2,802,094
Forest Laboratories, Incorporated *                   45,300        4,575,300
HCA Healthcare Company                               115,000        3,493,125
Health Management Association, Class A               321,700        4,202,206
Jones Pharma, Incorporated                           236,924        9,462,152
Lincare Holdings, Incorporated                        96,000        2,364,000
Medicis Pharmaceutical Corporation, Class A           49,500        2,821,500
Medtronic, Incorporated                              150,000        7,471,875
PE Corp-PE Biosystems Group                          126,800        8,352,950
Pfizer, Incorporated                                 190,000        9,120,000
Tenet Healthcare Corporation *                        75,000        2,025,000
                                                                  -----------
                                                                   70,608,952

ELECTRICAL EQUIPMENT - 2.93%
American Power Conversion Corporation ****           216,500        8,835,906
CIENA Corporation *                                   66,000       11,001,375
Millipore Corporation                                 60,000        4,522,500
Vishay Intertechnology, Incorporated                 115,950        4,398,853
                                                                  -----------
                                                                   28,758,634

ELECTRIC UTILITIES - 0.22%
Montana Power Company                                 60,000        2,118,750
                                                                  -----------

ELECTRONICS - 6.78%
Agilent Technologies, Incorporated *                  45,000        3,318,750
Analog Devices, Incorporated *                       222,100       16,879,600
Applied Materials, Incorporated *                     23,600        2,138,750
Celestica, Incorporated *                            165,500        8,212,937
Gemstar Group, Ltd.                                   42,800        2,630,194
Harris Corporation                                   177,500        5,813,125
Linear Technology Corporation                        103,100        6,591,956
Microchip Technology, Incorporated                    87,600        5,104,069
Scientific-Atlanta, Incorporated ****                213,900       15,935,550
                                                                  -----------
                                                                   66,624,931

FINANCIAL SERVICES - 4.88%
American Express Company                              92,500        4,821,563
Capital One Financial Corporation                     83,200        3,712,800
Charles Schwab Corporation                           293,850        9,880,706
Goldman Sachs Group, Incorporated                    115,500       10,958,062
J.P. Morgan & Company, Incorporated                   43,500        4,790,438
Merrill Lynch & Company, Incorporated                 35,000        4,025,000


                                                      SHARES         VALUE
                                                      ------         -----
FINANCIAL SERVICES - CONTINUED
Morgan Stanley Dean Witter & Company                 117,000      $ 9,740,250
                                                                  -----------
                                                                   47,928,819

GAS & PIPELINE UTILITIES - 1.04%
Cooper Cameron Corporation *                         100,300        6,619,800
Enron Corporation ****                                55,500        3,579,750
                                                                  -----------
                                                                   10,199,550

HOMEBUILDERS - 0.00%
Champion Enterprises, Incorporated *                   3,100           15,113
                                                                  -----------

HOTELS & RESTAURANTS - 0.60%
Brinker International, Incorporated *                118,700        3,471,975
Outback Steakhouse, Incorporated                      82,500        2,413,125
                                                                  -----------
                                                                    5,885,100

INDUSTRIAL MACHINERY - 0.28%
Grant Pride, Incorporated *                          109,000        2,725,000
                                                                  -----------

INSURANCE - 0.87%
AFLAC, Incorporated                                  127,800        5,870,812
Aon Corporation                                       85,000        2,640,313
                                                                  -----------
                                                                    8,511,125

INTERNATIONAL OIL - 0.71%
Nabors Industries, Incorporated                      166,900        6,936,781
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 2.10%
Ariba, Incorporated *                                 36,200        3,549,297
Exodus Communications, Incorporated *                136,000        6,264,500
Juniper Networks, Incorporated *                      41,200        5,997,175
Portal Software, Incorporated *                       76,200        4,867,275
                                                                  -----------
                                                                   20,678,247

INVESTMENT COMPANIES - 0.31%
Federated Investors,
  Incorporated, Class B                               88,000        3,085,500
                                                                  -----------

PETROLEUM SERVICES - 3.68%
BJ Services Company ****                              88,800        5,550,000
ENSCO International, Incorporated                    103,100        3,692,269
R & B Falcon Corporation *                           254,500        5,996,656
Rowan Companies, Incorporated *                      134,500        4,085,438
Smith International, Incorporated *                   83,800        6,101,687
Transocean Offshore, Incorporated                    139,900        7,475,906
Weatherford International, Incorporated               80,800        3,216,850
                                                                  -----------
                                                                   36,118,806

RETAIL TRADE - 6.46%
Bed Bath & Beyond, Incorporated *                    215,700        7,819,125
Best Buy Company, Incorporated *                      64,600        4,085,950
CDW Computer Centers, Incorporated *                  92,600        5,787,500
Dollar Tree Stores, Incorporated *                   112,049        4,432,939
Family Dollar Stores, Incorporated                   103,200        2,018,850
GAP, Incorporated                                    101,900        3,184,375
Intimate Brands, Incorporated, Class A               108,400        2,140,900

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
RETAIL TRADE - CONTINUED
Kohls Corporation *                                  172,500      $ 9,595,312
Lowe's Companies, Incorporated                       155,000        6,364,687
Mens Wearhouse, Incorporated                          90,600        2,021,513
Ross Stores, Incorporated                            147,100        2,509,894
Staples, Incorporated *                              169,300        2,602,988
Talbots, Incorporated                                 61,900        3,400,631
The Limited, Incorporated                            158,800        3,434,050
Tiffany & Company                                     30,900        2,085,750
Zale Corporation                                      54,200        1,978,300
                                                                  -----------
                                                                   63,462,764

SEMICONDUCTORS - 6.66%
Altera Corporation *                                  39,500        4,026,531
ASM Lithography Holding NV                            67,000        2,956,375
Cypress Semiconductor Corporation *                   54,200        2,289,950
Intel Corporation                                     32,900        4,398,319
KLA-Tencor Corporation *                              72,200        4,228,213
LSI Logic Corporation *                              103,100        5,580,288
Novellus Systems, Incorporated *                      61,900        3,501,219
PMC-Sierra, Incorporated *                            81,100       14,410,456
SDL, Incorporated *                                   29,400        8,384,512
Teradyne, Incorporated ****                           43,000        3,160,500
Vitesse Semiconductor Corporation                     72,500        5,333,281
Xilinx, Incorporated                                  87,500        7,224,219
                                                                  -----------
                                                                   65,493,863

SOFTWARE - 6.97%
BEA Systems, Incorporated *                           90,700        4,483,981
Business Objects SA, ADR *                            47,500        4,185,938
I2 Technologies, Incorporated *                       32,890        3,429,296
Oracle Systems Corporation                            82,500        6,935,156
PeopleSoft, Incorporated *                            75,000        1,256,250
Rational Software Corporation *                       30,900        2,871,769
Siebel Systems, Incorporated *                        54,100        8,848,731
VeriSign, Incorporated                                47,900        8,454,350
VERITAS Software Corporation                         248,000       28,027,875
                                                                  -----------
                                                                   68,493,346

TELECOMMUNICATIONS SERVICES - 11.14%
ADC Telecommunications, Incorporated *               291,100       24,416,013
Broadwing, Incorporated *                            123,700        3,208,469
Comverse Technology, Incorporated *                  123,700       11,504,100
Corning, Incorporated                                107,900       29,119,512
Cox Communications, Incorporated, Class A *           66,000        3,007,125
Crown Castle International Corporation *              81,000        2,956,500
Level 3 Communications, Incorporated                  45,000        3,960,000
Metromedia Fiber Network, Incorporated, Class A      172,500        6,846,094
Nokia Corporation, ADR                               132,100        6,596,744
Nortel Networks Corporation                          169,400       11,561,550
Qwest Communications
  International, Incorporated *                      126,700        6,295,406
                                                                  -----------
                                                                  109,471,513

TELEPHONE - 2.56%
Alcatel Alsthom, ADR                                 173,000       11,504,500
NTL, Incorporated                                     61,900        3,706,262


                                                      SHARES         VALUE
                                                      ------         -----
TELEPHONE - CONTINUED
Voicestream Wireless Corporation                      39,100      $ 4,547,208
Western Wireless Corporation, Class A                 99,200        5,406,400
                                                                  -----------
                                                                   25,164,370

TRUCKING & FREIGHT - 1.11%
Kansas City Southern
  Industries, Incorporated                           122,500       10,864,219
                                                                  -----------

TOTAL COMMON STOCKS
(Cost: $768,570,669)                                             $842,236,429
                                                                 ------------


                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ---------          -----
CORPORATE BONDS - 0.09%
INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.09%
Exodus Communications,
  Incorporated, 4.75% due
  07/15/2008                                      $  650,000     $    926,250
                                                                 ------------

TOTAL CORPORATE BONDS
(Cost: $650,000)                                                 $    926,250
                                                                 ------------


SHORT TERM INVESTMENTS - 14.19%
Navigator Securities Lending Trust,
  6.65%                                          $71,885,704      $71,885,704
Federal National Mortgage Association
  6.57% due 07/03/2000                            67,547,000       67,522,345
                                                                 ------------
                                                                 $139,408,049

TOTAL INVESTMENTS (ALL CAP GROWTH Trust)
  (Cost: $768,570,669)                                           $982,570,728
                                                                 ============


OVERSEAS TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 79.03%
AUSTRALIA - 0.83%
Broken Hill Proprietary
  Company                                            119,532      $ 1,411,851
Cable & Wireless Optus, Ltd.*                        504,900        1,503,738
News Corporation, Ltd.                               140,033        1,926,175
                                                                  -----------
                                                                    4,841,764

BELGIUM - 0.15%
Electrabel                                             3,630          897,234
                                                                  -----------

BRAZIL - 0.81%
Aracruz Celulose SA, ADR                              30,800          594,825
Grupo Televisa SA, ADR *                              43,500        2,998,781
Telesp Celular Participacoes, ADR                     25,300        1,135,338
                                                                  -----------
                                                                    4,728,944

CANADA - 2.46%
Alberta Energy, Ltd.                                  31,200        1,260,961
Anderson Exploration, Ltd. *                          57,200        1,039,649
BCE, Incorporated                                      9,900          234,791
Canadian Natural Resources, Ltd. *                    45,000        1,307,432
Canadian Occidental Petroleum, Ltd.                   24,700          670,071
Celestica, Incorporated *                              6,300          312,637


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----

CANADA - CONTINUED
Celestica, Incorporated-CAD *                         29,300      $ 1,427,385
Cinar Films, Incorporated, Class B *                  15,700          109,900
Crestar Energy, Incorporated *                        42,600          649,074
Mitel Corporation                                     17,300          361,926
Nortel Networks Corporation                           15,546        1,078,766
Rio Alto Exploration, Ltd. *                          41,500          759,899
Suncor Energy, Incorporated                           31,800          734,838
Talisman Energy, Incorporated *                      113,800        3,771,547
Telesystem International
  Wireless, Incorporated                              29,800          545,662
Telesystem International
  Wireless, Incorporated *                             4,500           83,250
                                                                  -----------
                                                                   14,347,788

DENMARK - 0.34%
Novo Nordisk AS, Series B                             11,600        1,973,975
                                                                  -----------

FINLAND - 2.48%
Metsa Serla Oy                                        22,800          168,696
Nokia AB Oyj                                         130,400        6,654,147
Sampo Corporation                                     23,100          937,277
Sonera Group PLC                                      38,500        1,755,097
UPM-Kymmene Oyj                                      197,500        4,902,387
                                                                  -----------
                                                                   14,417,604

FRANCE - 9.39%
AXA-UAP                                               22,600        3,560,078
Banque Nationale de Paris                             28,376        2,730,730
Canal Plus                                             5,176          869,709
Castorama Dubois                                       5,890        1,456,405
Compagnie de Staint-Gobain                             4,100          554,261
France Telecom, ADS                                   49,050        6,855,627
Rhodia SA                                             65,400        1,098,898
Rhone Poulenc SA                                      29,601        2,160,484
Sanofi Synthelabo                                     34,120        1,625,461
Societe Generale                                      30,040        1,806,790
STMicroelectronics NV                                 24,700        1,585,431
Suez Lyonn Eaux                                        5,850        1,024,847
Television Francaise                                  32,150        2,240,634
TOTAL Fina SA, B Shares                              153,797       23,580,908
Vivendi                                               40,102        3,539,485
                                                                  -----------
                                                                   54,689,748

GERMANY - 3.09%
Allianz AG Holding                                     8,250        2,963,844
BASF AG                                               67,950        2,731,107
Bayer AG                                              23,600          921,064
Deutsche Telekom AG                                   35,250        2,012,461
I & I AG                                               3,500          429,377
Intershop Communications AG                            1,200          541,888
Jumptec Industries                                       200           17,566
K & S AG                                             105,500        1,611,534
Medigene AG                                            1,300           84,396
Siemens AG                                            33,350        5,030,603
Software AG Darmst                                     2,700          250,036
VEBA AG                                               29,300        1,412,622
                                                                  -----------
                                                                   18,006,498

HONG KONG - 1.28%
China Telecom, Ltd.                                  622,000        5,485,537
Hutchison Whampoa, Ltd.                              102,200        1,284,792
Johnson Electric Holdings                             74,000          702,457
                                                                  -----------
                                                                    7,472,786


                                                      SHARES         VALUE
                                                      ------         -----
IRELAND - 0.21%
Bank Of Ireland                                      199,424      $ 1,248,609
                                                                  -----------

ISRAEL - 0.16%
Check Point Software
  Technologies, Ltd.                                   4,400          933,687
                                                                  -----------

ITALY - 1.73%
Banca Intesa SPA                                     528,330        2,365,621
Olivetti SPA                                         315,500        1,147,603
San Paolo IMI SPA                                     71,800        1,274,298
Telecom Italia Mobile SPA                            235,400        2,404,680
Telecom Italia SPA                                   208,000        2,859,519
                                                                  -----------
                                                                   10,051,721

JAPAN - 19.88%
Asahi Chemical Industries                             95,000          671,505
Canon, Incorporated                                   71,000        3,533,104
Dai Ichi Kangyo Bank                                  51,000          386,928
DDI Corporation                                          493        4,739,268
Fuji Bank                                            157,000        1,192,611
Fujitsu, Ltd.                                        132,000        4,565,666
Furukawa Electric Company, Ltd                     1,103,000       23,025,730
Hitachi Chemical                                      22,000          509,024
Hitachi Zosen Corporation *                          209,000          189,096
Hoya Corporation                                      14,000        1,253,475
Ito-Yokado Company, Ltd.                              68,000        4,088,780
KDD                                                   13,200        1,331,134
Kyocera Corporation                                   47,200        8,002,715
Mitsubishi Electric Corporation                      228,000        2,466,840
Mitsubishi Estate Company, Ltd.                      110,000        1,293,813
Mitsui Fudosan Company                                43,000          466,048
NEC Corporation                                      145,000        4,550,681
Net One Systems Company                                   25          574,902
Nikko Securities                                     687,000        6,798,455
Nintendo Company                                       6,900        1,204,354
Nippon Telegraph & Telephone Corporation                 586        7,787,192
Nippon Zeon Company                                  117,000          832,525
Nomura Securities Company, Ltd.                      364,000        8,902,314
NTT Mobile Communication
  Network, Incorporated                                   66        1,785,213
Oki Electric Industry Company *                      127,000          987,465
Omron Corporation                                    125,000        3,392,866
Orix Corporation                                      10,200        1,504,453
Rohm Company                                           4,000        1,168,654
Sakura Bank                                          191,000        1,319,476
SOFTBANK CORP                                         22,100        2,999,293
Sony Corporation                                      35,100        3,274,964
Takeda Chemical Industries, Ltd.                      79,000        5,182,037
Toko, Incorporated                                    98,000          739,814
Tokyo Broadcasting                                     4,000          172,659
Tokyo Seimitsu Company, Ltd.                          21,200        2,837,190
Tokyo Tomin Bank                                       3,200          108,572
Trans Cosmos, Incorporated                             5,100          765,204
Yamanouchi Pharmaceutical Company, Ltd.               21,000        1,145,940
                                                                  -----------
                                                                  115,749,960

SOUTH KOREA - 3.22%
Kookmin Bank                                          36,540          465,342
Samsung Elec Mech *                                   27,100        1,698,876
Samsung Electronics Company                           44,020       14,567,727

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
SOUTH KOREA - CONTINUED
SK Telecom Company, Ltd., ADR                         55,500      $ 2,015,344
                                                                  -----------
                                                                   18,747,289

MEXICO - 2.08%
Cifra SA De CV *                                     969,100        2,273,635
Telefonos De Mexico SA, ADR                           93,000        5,312,625
TV Azteca, SA, ADR                                   341,100        4,498,256
                                                                  -----------
                                                                   12,084,516

NETHERLANDS - 7.47%
ABN AMRO Holdings                                     71,600        1,754,029
Ahold Kon NV                                         119,896        3,528,949
Akzo Nobel NV, ADS                                    55,700        2,366,368
Equant NV *                                           56,000        2,408,000
Heineken NV                                           16,800        1,022,484
International Nederlanded Groep NV                    62,814        4,245,774
KPN NV                                                42,000        1,878,564
Nutreco Holding NV                                    22,300          851,593
Philips Electronics NV                               252,592       11,912,795
Royal Dutch Petroleum Company                        135,000        8,390,385
Technomen *                                            3,900           33,510
United Pan-Europe Communications NV                   60,300        1,576,799
Vendex NV                                             87,200        1,481,015
Ver Ned Uitgevers NV                                  18,100          934,852
Wolters Kluwer                                        42,664        1,136,404
                                                                  -----------
                                                                   43,521,521

NORWAY - 1.11%
Bergesen d.y. ASA-A Shares                            89,000        1,825,535
Bergesen d.y. ASA-B Shares                            78,500        1,504,953
Den Norske Bank                                      151,400          628,150
Frontline, Ltd.                                      122,900        1,503,933
Tandberg ASA                                          33,100          788,876
Vmetro                                                17,800          207,447
                                                                  -----------
                                                                    6,458,894

SINGAPORE - 0.68%
Chartered Semiconductor
  Manufacturing, ADR *                                34,200        3,078,000
Overseas Union Bank                                  142,584          553,163
United Overseas Bank                                  51,675          338,117
                                                                  -----------
                                                                    3,969,280

SPAIN - 1.43%
Banco Santander Central,
  Hispano, SA                                        272,548        2,875,229
Tabacalera                                            44,054          676,719
Telefonica SA                                        223,200        4,794,505
                                                                  -----------
                                                                    8,346,453

SWEDEN - 0.05%
Netcom Systems AB *                                    3,900          287,857
                                                                  -----------

SWITZERLAND - 3.40%
ABB AG-CHF                                            10,753        1,287,025
Credit Suisse Group                                   21,935        4,363,334
Gretag Imaging Holding                                 1,000          192,485
Julius Baer Holdings                                     335        1,324,557
Nestle SA                                              3,751        7,507,519
The Swatch Group AG                                    7,450        1,943,220
UBS AG                                                19,100        2,798,320


                                                      SHARES         VALUE
                                                      ------         -----
SWITZERLAND - CONTINUED
Valora Holding AG                                      1,300      $   361,000
                                                                  -----------
                                                                   19,777,460

UNITED KINGDOM - 14.74%
Amvescap                                             145,800        2,338,465
BP Amoco PLC                                       2,145,848       20,585,231
British Aerospace PLC                                281,571        1,755,305
Cable & Wireless ADS                                 343,100        5,809,227
Carlton Communciations                               280,700        3,610,180
Diageo PLC                                            77,200          692,691
Granada Group                                        117,400        1,172,410
Hilton Group PLC                                      47,100          165,340
HSBC Holdings-GBP                                    168,655        1,927,974
Lloyds TSB Group PLC                                 265,400        2,505,838
Marconi PLC                                          113,700        1,479,539
Misys PLC                                            101,800          859,507
Prudential Corporation                                80,800        1,183,462
Reed International PLC                                87,100          757,798
Reuters Group PLC                                    136,400        2,325,979
Rio Tinto, Ltd.                                      137,400        2,245,319
Royal Bank Scotland Group                            221,500        3,706,777
SMG                                                  140,000          755,188
SmithKline Beecham PLC                               284,100        3,718,390
SSL International                                     15,700          169,853
The Shell Transport and Trading Company PLC          993,400        8,289,669
Unilever PLC                                         217,577        1,316,863
Vodafone AirTouch Group PLC                        4,301,978       17,379,888
WPP Group PLC                                         74,700        1,090,726
                                                                  -----------
                                                                   85,841,619

UNITED STATES - 2.03%
Apropos Technology, Incorporated *                       100            1,988
Bristol-Myers Squibb Company                          25,400        1,479,550
Eli Lilly & Company                                   20,100        2,007,487
European Warrants Fund, Incorporated *                55,900          817,538
Omi Corporation *                                     69,150          376,003
Overseas Shipholding Group, Incorporated              90,100        2,218,712
Schering-Plough Corporation                           29,650        1,497,325
Teekay Shipping Corporation                          104,200        3,425,575
                                                                  -----------
                                                                   11,824,178

TOTAL COMMON STOCKS
(Cost: $417,602,979)                                             $460,219,385
                                                                 ------------


PREFERRED STOCK - 0.51%
AUSTRALIA - 0.24%
News Corporation, Ltd., ADR                           29,500        1,401,250
                                                                  -----------

GERMANY - 0.27%
Munchener
  Ruckversicherungs-Gesellschaft AG                    4,902        1,539,701
                                                                  -----------

TOTAL PREFERRED STOCK
(Cost: $2,295,599)                                                $ 2,940,951
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ---------         -----
SHORT TERM INVESTMENTS - 12.51%
Navigator Securities Lending Trust,
  6.65%                                          $72,875,850    $ 72,875,850
                                                                ------------

REPURCHASE AGREEMENTS - 7.95%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  6.00%, to be repurchased at $46,308,143
  on 07/03/2000, collateralized by
  $47,095,000 U.S. Treasury Bonds, 6.00%
  due 02/15/2026 (valued at
  $47,212,738, including interest)               $46,285,000    $ 46,285,000
                                                                ------------

TOTAL INVESTMENTS (OVERSEAS TRUST)
(Cost: $539,059,428)                                            $582,321,186
                                                                ============



The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Electrical Equipment                 12.51%
Telephone                             9.64%
Petroleum Services                    7.86%
Telecommunications Services           7.83%
Banking                               7.20%


INTERNATIONAL STOCK TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 85.87%
AUSTRALIA - 1.63%
Brambles Industries, Ltd.                             25,000      $   767,537
Commonwealth Bank of Australia                        47,116          780,241
Lend Lease Corporation                                27,904          355,588
News Corporation, Ltd.                               102,425        1,408,871
Publishing & Broadcasting, Ltd.                       97,000          745,440
TABCORP Holdings, Ltd.                                51,000          292,805
Telstra Corporation                                  191,060          730,151
                                                                  -----------
                                                                    5,080,633

BELGIUM - 0.55%
Dexia Credit Company B                                 4,328          638,385
Fortis B                                              33,408          972,148
UCB SA                                                 2,620           96,251
                                                                  -----------
                                                                    1,706,784

BRAZIL - 2.85%
Banco Itau SA                                      2,600,000          228,500
Embratel Participacoes SA, ADR                        12,000          283,500
Grupo Televisa SA, ADR *                              39,500        2,723,031
Petrol Brasileiros                                    63,700        1,924,951
Telecomunicacoes Brasileiras,
  ADR, Pfd. Block                                     32,208        3,128,202
Telesp Cellular Participacoes                     10,089,941          182,385
Telesp Tel Sao Pau                                 8,597,256          161,458
Unibanco Uniao De Barncos Bras, GDR                    9,674          278,128
                                                                  -----------
                                                                    8,910,155


                                                      SHARES         VALUE
                                                      ------         -----
CANADA - 1.07%
Alcan Aluminum, Ltd.                                   8,020      $   249,270
Celestica, Incorporated *                             33,190        1,647,054
Nortel Networks Corporation                           17,580        1,219,909
Royal Bank Canada                                      4,340          222,132
                                                                  -----------
                                                                    3,338,365

DENMARK - 0.11%
Tele Danmark AS                                        4,950          333,137
                                                                  -----------

FINLAND - 2.62%
Nokia AB Oyj                                         160,624        8,196,440
                                                                  -----------

FRANCE - 11.12%
Alcatel                                               55,065        3,611,599
Altran Technologie                                     1,790          350,498
Aventis SA                                             3,965          284,283
AXA-UAP                                               21,781        3,431,064
Banque Nationale de Paris                             28,130        2,707,057
Canal Plus                                             1,340          225,157
Cap Gemini SA                                          4,440          782,072
Carrefour                                              3,404          232,686
Compagnie de Staint-Gobain                             5,615          759,067
Danone                                                 1,280          169,860
Hermes International                                   3,500          472,815
L'Oreal SA *                                             285          246,785
Lafarge                                                1,337          103,902
Legrand SA                                             4,810        1,079,146
LVMH Moet Hennessy *                                   1,511          623,038
Rhone Poulenc SA                                      35,782        2,611,615
Sanofi Synthelabo                                     42,578        2,028,397
Schneider Electric SA                                  3,942          274,730
Societe Generale                                       7,276          437,623
Sodexho Alliance SA                                    1,721          312,178
STMicroelectronics NV                                 23,900        1,505,944
Television Francaise                                  53,400        3,721,613
TOTAL Fina SA, B Shares                               29,963        4,594,074
Vivendi                                               47,116        4,158,555
                                                                  -----------
                                                                   34,723,758

GERMANY - 4.32%
Allianz AG Holding                                     4,660        1,674,123
Bayer AG                                               6,941          270,894
Bayerische Hypo-Und
  Vereinsbank AG                                      30,453        1,967,113
Deutsche Bank AG                                      23,726        1,952,535
Deutsche Telekom AG                                   26,525        1,514,341
Gehe AG                                               12,690          417,973
Infineon Technologies AG                              18,396        1,449,798
Rhoen-Klinikum AG                                      3,910          154,915
SAP AG                                                17,400        2,638,811
Siemens AG                                             3,240          488,730
VEBA AG                                               20,080          968,104
                                                                  -----------
                                                                   13,497,337

HONG KONG - 3.07%
Cable & Wireless HKT, Ltd.                           196,600          433,779
Cheung Kong Holdings, Ltd.                           132,000        1,451,992
China Telecom, Ltd.                                  278,000        2,451,735
China Unicom                                         382,000          806,093
Dao Heng Bank Group, Ltd.                            122,000          539,927
Henderson Land Development                           105,000          461,997
Hutchison Whampoa, Ltd.                              189,200        2,378,500
Pacific Century *                                    432,000          853,415

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
HONG KONG - CONTINUED
Sun Hung Kai Properties, Ltd.                         28,000      $   201,142
                                                                  -----------
                                                                    9,578,580

INDIA - 0.21%
Icici, Ltd., ADR                                      35,549          666,544
                                                                  -----------

IRELAND - 0.16%
Smartforce PLC *                                      10,525          505,200
                                                                  -----------

ITALY - 5.06%
Alleanza Assicuraz                                    68,000          905,629
Banca Intesa SPA                                     593,933        2,659,362
Bipop Carire                                         160,000        1,258,677
ENI SPA, ADR                                         259,873        1,501,010
Mediaset SPA                                          21,000          320,779
Mediolanum SPA                                        72,370        1,177,322
San Paolo IMI SPA                                     10,015          177,745
Tecnost SPA *                                        104,400          393,699
Telecom Italia Mobile SPA                            337,162        3,444,209
Telecom Italia SPA                                   184,177        2,532,008
Uncredito Italiano SPA                               299,538        1,432,705
                                                                  -----------
                                                                   15,803,145

JAPAN - 17.28%
Bridgestone Corporation                               15,000          317,374
Canon, Incorporated                                   83,000        4,130,248
DDI Corporation                                           41          394,138
East Japan Railway                                        47          272,862
Fanuc, Ltd.                                           10,700        1,088,101
Fuji Bank                                            243,000        1,845,889
Fuji Television Network, Incorporated                     93        1,454,974
Fujitsu, Ltd.                                         49,000        1,694,831
Hitachi, Ltd.                                         35,000          504,689
Ito-Yokado Company, Ltd.                               8,000          481,033
Kao Corporation                                       16,000          488,573
Kokuyo Company                                        19,000          311,399
Komori Corporation                                    10,000          174,733
Kyocera Corporation                                   21,000        3,560,530
Makita Corporation                                    25,000          238,207
Marui Company, Ltd.                                   47,000          899,204
Matsushita Electric
  Industrial Company, Ltd.                            90,000        2,332,595
Mitsui Fudosan Company                               137,000        1,484,850
Murata Manufacturing Company, Ltd.                    25,000        3,586,071
NEC Corporation                                      110,000        3,452,241
Nippon Telegraph & Telephone Corporation                 319        4,239,103
Nomura Securities Company, Ltd.                      106,000        2,592,432
NTT Mobile Communication
  Network, Incorporated                                   95        2,569,624
Sankyo Company                                        30,000          677,159
Seven Eleven Japan Company, Ltd.                      18,000        1,504,736
Shin-Etsu Chemical Company, Ltd.                      17,000          861,976
Shiseido Company                                      38,000          587,343
SOFTBANK CORP                                          4,100          556,430
Sony Corporation                                      33,500        3,125,677
Sumitomo Bank, Ltd.                                  134,000        1,641,770
Sumitomo Corporation                                  62,000          697,102
Sumitomo Electric Industries, Ltd.                    20,000          342,679
TDK Corporation                                        7,000        1,005,419
Toshiba Corporation                                  251,000        2,831,601


                                                      SHARES         VALUE
                                                      ------         -----
JAPAN - CONTINUED
Yamanouchi Pharmaceutical
  Company, Ltd.                                       37,000      $ 2,019,038
                                                                  -----------
                                                                   53,964,631

SOUTH KOREA - 1.27%
Korea Telecom Corporation, ADR                        22,400        1,083,600
Pohang Iron & Steel, Ltd., ADR                         5,840          140,160
Samsung Electronics Company                            8,326        2,755,359
                                                                  -----------
                                                                    3,979,119

LUXEMBOURG - 0.06%
Societe Europeenne des Satellites                      1,217          204,489
                                                                  -----------

MEXICO - 1.24%
Fomento Econ Mexico *                                143,000          609,994
Grupo Iusacell SA De CV, ADR *                        19,000          296,875
Telefonos De Mexico SA, ADR                           52,000        2,970,500
                                                                  -----------
                                                                    3,877,369

NETHERLANDS - 5.73%
ABN AMRO Holdings                                     11,110          272,169
Akzo Nobel NV, ADS                                     3,420          145,296
ASM Lithography Holding NV                            45,590        1,959,486
CSM NV                                                13,290          261,372
Equant NV                                              7,944          322,781
Fortis Amev NV                                        49,230        1,433,027
International Nederlanded Groep NV                    46,749        3,159,896
KPN NV                                                17,610          787,655
Philips Electronics NV                                68,896        3,249,287
Royal Dutch Petroleum Company                         31,008        1,927,178
TNT Post Group NV                                      2,210           59,604
United Pan-Europe Communications NV                   20,068          524,763
Ver Ned Uitgevers NV                                  58,350        3,013,736
Wolters Kluwer                                        29,042          773,567
                                                                  -----------
                                                                   17,889,817

NEW ZEALAND - 0.13%
Telecom Corporation of New
  Zealand, Ltd.                                      114,000          398,407
                                                                  -----------

NORWAY - 0.17%
Orkla SA                                              27,690          526,015
                                                                  -----------

PORTUGAL - 0.08%
Jeronimo Martins SGPS                                 15,820          260,684
                                                                  -----------

SINGAPORE - 0.32%
United Overseas Bank                                 152,824          999,949
                                                                  -----------

SPAIN - 3.25%
Banco Bilbao Vizcaya SA                              135,155        2,019,359
Banco Santander Central, Hispano, SA                 148,906        1,570,875
Endesa SA                                             75,494        1,462,384
Repsol-YPF, SA                                        39,089          778,086
Telefonica SA                                        137,565        2,955,001
Telefonica SA, ADR *                                  21,217        1,359,238
                                                                  -----------
                                                                   10,144,943

SWEDEN - 2.76%
Atlas Copco AB-B Shares                                6,220          116,360
Electrolux AB                                         25,460          394,024

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
SWEDEN - CONTINUED
Hennes & Mauritz AB                                   39,670      $   827,583
L.M. Ericsson
  Telefonaktiebolaget, Series B                      182,320        3,607,125
Nordbanken Holding AB                                180,771        1,362,956
Nordic Baltic Holding                                 21,405          156,107
Sandvik AB                                             7,230          151,650
Securitas AB                                          94,846        2,010,907
                                                                  -----------
                                                                    8,626,712

SWITZERLAND - 3.89%
ABB AG-CHF                                            10,470        1,253,153
ABB AG-SEK                                             6,172          715,168
Adecco SA                                              3,530        2,999,191
Credit Suisse Group                                    6,156        1,224,558
Nestle SA                                              1,418        2,838,086
Roche Holdings AG-Genusscheine                            87          846,907
Swisscom AG                                              742          256,991
UBS AG                                                13,726        2,010,982
                                                                  -----------
                                                                   12,145,036

TAIWAN - 0.10%
Hon Hai Precision Industry, Ltd., GDR                 16,660          300,755
                                                                  -----------

UNITED KINGDOM - 16.82%
Abbey National                                        28,000          334,698
Baltimore Technologies *                              90,000          680,895
BG Group PLC                                          27,456          177,392
BP Amoco PLC                                         142,000        1,362,213
Cable & Wireless ADS                                 225,800        3,823,152
Cadbury Schweppes                                    112,000          735,488
Celltech Group PLC *                                  34,000          658,501
Centrica PLC                                          48,600          162,148
Compass Group PLC                                    211,000        2,779,193
David S. Smith Holdings                               41,000           99,458
Diageo PLC                                           151,540        1,359,720
Electrocomponents PLC                                 34,000          347,256
GKN PLC                                                8,000          102,043
Glaxo Wellcome PLC                                   187,300        5,461,187
Hays PLC                                              17,600           98,134
Hilton Group PLC                                      44,000          154,457
HSBC Holdings-HKD                                     58,000          664,037
Kingfisher                                           108,000          982,940
Marconi PLC                                           85,800        1,116,486
Reed International PLC                               347,300        3,021,622
Rio Tinto, Ltd.                                       82,150        1,342,452
Royal Bank Scotland Group                            254,920        4,266,056
SmithKline Beecham PLC                               230,100        3,011,621
Standard Chartered PLC                                78,000          971,319
Tesco                                                147,200          457,707
The Shell Transport and
  Trading Company PLC                                512,500        4,276,682
Tomkins                                              208,096          676,183
Unilever PLC                                         110,071          666,194
United News & Media PLC                               37,300          536,167
Vodafone AirTouch Group PLC                        1,809,217        7,309,193
WPP Group PLC                                        183,000        2,672,057
Zeneca Group PLC                                      47,576        2,220,806
                                                                  -----------
                                                                   52,527,457

TOTAL COMMON STOCKS
(Cost: $226,978,965)                                             $268,185,461
                                                                 ------------


                                                      SHARES         VALUE
                                                      ------         -----
PREFERRED STOCK - 0.81%
AUSTRALIA - 0.81%
News Corporation, Ltd.                               210,626      $ 2,540,081
                                                                  -----------

TOTAL PREFERRED STOCK
(Cost: $2,180,672)                                                $ 2,540,081
                                                                  -----------


                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ---------          -----
SHORT TERM INVESTMENTS - 9.44%
Navigator Securities Lending Trust,
  6.65%                                          $29,471,489      $29,471,489
                                                                  -----------

REPURCHASE AGREEMENTS - 3.88%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $12,135,560
  on 07/03/2000, collateralized by
  $11,380,000 U.S. Treasury Bonds, 6.625%
  due 02/15/2027 (valued at
  $12,375,750, including interest)               $12,130,000     $ 12,130,000
                                                                 ------------

TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
  (Cost: $270,761,126)                                           $312,327,031
                                                                 ============



The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Banking                               10.77%
Telephone                              9.97%
Telecommunications Services            8.68%
Drugs & Health Care                    5.88%
Electronics                            3.90%


INTERNATIONAL VALUE TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 89.91%
ARGENTINA - 0.89%
Irsa Inversiones                                     257,859      $   593,396
Nortel Inversora SA, ADR, Series B                    32,500          617,500
                                                                  -----------
                                                                    1,210,896

AUSTRALIA - 2.12%
Australia & New Zealand Bank Group                   217,900        1,669,337
Broken Hill Proprietary Company                      103,000        1,216,583
                                                                  -----------
                                                                    2,885,920

AUSTRIA - 1.26%
Bank Austria AG                                       20,245          986,110
Wienerberger Baustoffindustrie AG                     31,700          719,981
                                                                  -----------
                                                                    1,706,091

BERMUDA - 2.00%
ACE, Ltd.                                             37,708        1,055,824
Mutual Risk Mangement, Ltd.                           35,000          605,937

    The accompanying notes are an integral part of the financial statements.


                                     109
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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
BERMUDA - CONTINUED
XL Capital, Ltd., Shares A                            19,600      $ 1,060,850
                                                                  -----------
                                                                    2,722,611

BRAZIL - 2.15%
Companhia Vale Do Rio Doce, ADR                       21,300          599,817
Embratel Participacoes SA, ADR                        37,800          893,025
Tele Centro Sul Participacoes, ADR                    19,500        1,424,718
                                                                  -----------
                                                                    2,917,560

CANADA - 3.64%
Barrick Gold Corporation - CAD                        35,900          648,868
Kinross Gold Corporation *                           641,100          571,792
Laurentian Bank of Canada                             32,100          490,176
Renaissance Energy, Ltd. *                           132,200        1,281,804
Transcanada Pipelines, Ltd.                          257,000        1,962,230
                                                                  -----------
                                                                    4,954,870

CHINA - 0.48%
Beijing Datang Power
  Generation Company, Ltd.                         2,906,000          652,364
                                                                  -----------

DENMARK - 0.88%
Danske Traelast                                       12,500        1,199,509
                                                                  -----------

FINLAND - 2.02%
Konecranes International                              22,600          755,168
UPM-Kymmene Oyj                                       37,800          938,279
Valmet Rauma                                          87,000        1,046,543
                                                                  -----------
                                                                    2,739,990

FRANCE - 8.76%
Alcatel                                               47,000        3,082,632
Aventis SA                                             8,927          640,048
AXA-UAP                                               11,591        1,825,879
Banque Nationale de Paris                             12,000        1,154,806
Elf Aquitaine SA                                       2,600          532,436
Michelin (CGDE)-B                                     12,000          385,050
Rhone Poulenc SA                                      30,300        2,211,501
TOTAL Fina SA, B Shares                               13,500        2,069,886
                                                                  -----------
                                                                   11,902,238

GERMANY - 6.15%
Adidas-Salomon AG                                     26,500        1,465,857
BASF AG                                               39,500        1,587,619
Deutsche Bank AG                                      11,000          905,247
Merck & Company, Incorporated                         33,900        1,084,205
Prosieben Media AG                                     9,000        1,119,148
VEBA AG                                               45,600        2,198,484
                                                                  -----------
                                                                    8,360,560

HONG KONG - 5.60%
Cheung Kong Holdings, Ltd.                           218,000        2,397,986
CLP Holdings, Ltd.                                   315,500        1,469,136
First Tractor Company                              2,416,000          204,549
Guangdong Kelon Electrical
  Holdings Company, Ltd.                             450,000          243,891
Hong Kong Aircraft                                   311,600          599,577
Moulin International Holding                       8,100,000          696,171
Smartone Telecommunications
  Holdings, Ltd.                                     495,000        1,095,343
Techtronic Industries                              3,500,000          909,178
                                                                  -----------
                                                                    7,615,831


                                                      SHARES         VALUE
                                                      ------         -----
INDONESIA - 0.11%
Perusahaan Perseroan Indo Sat, ADR                    13,400      $   152,425
                                                                  -----------

ITALY - 1.95%
Banca Naz Del Lavoro                                 333,600        1,175,221
Telecom Italia SPA-RNC                               222,200        1,474,334
                                                                  -----------
                                                                    2,649,555

JAPAN - 7.51%
Fujitsu, Ltd.                                         43,000        1,487,301
Komatsu                                              100,000          703,077
Kurita Water Industries                               84,000        1,848,546
Nippon Telegraph & Telephone
  Corporation, ADR                                    37,900        2,591,413
Nomura Securities Company, Ltd.                       75,000        1,834,268
Ono Pharmaceutical                                    24,000        1,029,169
Sony Corporation                                       7,600          709,109
                                                                  -----------
                                                                   10,202,883

SOUTH KOREA - 3.15%
Hyundai Electric Industry *                          109,500        2,160,490
Korea Telecom Corporation, ADR                        13,200          638,550
Samsung Company                                      172,500        1,486,715
                                                                  -----------
                                                                    4,285,755

MEXICO - 0.85%
Telefonos De Mexico SA, ADR                           20,200        1,153,925
                                                                  -----------

NETHERLANDS - 9.15%
Akzo Nobel NV, ADS                                    52,800        2,243,164
Arcadis NV                                           110,000          787,628
Internatio Muller                                     43,500          747,530
International Nederlanded Groep NV                    41,700        2,818,619
Philips Electronics NV                                31,040        1,463,915
Stork NV                                              37,000          501,600
Unilever NV-CVA                                       37,000        1,697,314
Wolters Kluwer                                        82,000        2,184,164
                                                                  -----------
                                                                   12,443,934

NEW ZEALAND - 2.71%
Fletcher Challenge Energy                            614,900        2,004,724
Telecom Corporation of New
  Zealand, Ltd.                                      463,100        1,618,439
Tranz Rail Holdings, Ltd., ADR                        11,000           54,313
                                                                  -----------
                                                                    3,677,476

PHILIPPINES - 0.87%
Philippine Long Distance
  Telephone Company, ADR                              66,850        1,186,587
                                                                  -----------

SINGAPORE - 0.87%
Asia Pulp & Paper, Ltd., ADR *                        74,500          377,156
Creative Technology, Ltd.                             17,650          421,394
                                                                  -----------
                                                                      798,550

SOUTH AFRICA - 0.33%
Anglogold, Ltd., ADR                                  22,100          454,431
                                                                  -----------

SPAIN - 2.77%
Iberdrola SA                                          74,700          962,768
Repsol-YPF, SA                                       114,200        2,273,208


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                      ------         -----
SPAIN - CONTINUED
Telefonica SA, ADR *                                  13,405      $   858,784
Teva Pharmaceutical
  Industries, Ltd., ADR                                9,628          533,752
                                                                  -----------
                                                                  $ 1,392,536.00

SWEDEN - 4.83%
Autoliv, Incorporated                                 21,500          517,344
ForeningsSparbanken AB, Series A                      71,150        1,040,629
Nordic Baltic Holding                                459,118        3,344,530
Svedala Industries                                    41,400          788,572
Volvo AB-B Shares                                     40,100          870,652
                                                                  -----------
                                                                    6,561,727

SWITZERLAND - 0.77%
ABB AG-CHF                                             8,000          957,518
ABB AG-SEK                                               813           94,205
                                                                  -----------
                                                                    1,051,723

THAILAND - 0.08%
Bangkok Bank                                          84,100          103,045
                                                                  -----------

UNITED KINGDOM - 17.66%
Allied Zurich PLC                                    220,100        2,602,655
British Aerospace PLC                                310,254        1,934,114
British Airways                                      202,700        1,165,480
Heywood Williams Group PLC                           118,900          417,386
Imperial Chemical Industries PLC                     114,600          909,489
J. Sainsbury                                         397,100        1,802,556
Marks & Spencer PLC                                  461,200        1,620,737
National Power                                       199,800        1,272,756
Nycomed Amersham                                     125,000        1,240,742
Peninsular & Oriental Steam
  Navigation Company                                 130,400        1,116,764
Powergen                                              69,900          597,576
Rolls Royce                                          434,500        1,541,701
Safeway                                              150,000          583,300
Stagecoach Holdings                                1,784,400        1,970,982
The Shell Transport and
  Trading Company PLC                                219,800        1,834,175
TI Group                                             170,000          926,017
Williams PLC                                         423,900        2,469,401
                                                                  -----------
                                                                   24,005,831

TOTAL COMMON STOCKS
(Cost: $118,581,207)                                             $122,224,799
                                                                 ------------


PREFERRED STOCK - 1.39%
AUSTRALIA - 0.70%
News Corporation, Ltd.                                79,100      $   953,921
                                                                  -----------

GERMANY - 0.69%
Volkswagen AG                                         39,700          930,484
                                                                  -----------

TOTAL PREFERRED STOCK
(Cost: $2,061,539)                                                $ 1,884,405
                                                                  -----------


                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                  ---------          -----
RIGHTS - 0.02%
SWEDEN - 0.02%
Volvo AB*                                             40,100      $    35,008
                                                                  -----------

TOTAL RIGHTS
(Cost: $0)                                                        $    35,008
                                                                  -----------


REPURCHASE AGREEMENTS - 8.68%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $11,803,407
  on 07/03/2000, collateralized by
  $12,005,000 U.S. Treasury Notes, 5.625%
  due 09/30/2001 (valued at
  $12,035,013, including interest)               $11,798,000      $11,798,000
                                                                  -----------

TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
  (Cost: $132,440,746)                                           $135,942,212
                                                                 ============



The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Telephone                           9.01%
Banking                             6.87%
Electric Utilities                  5.26%
Insurance                           5.26%
Chemicals                           5.11%


MID CAP BLEND TRUST


                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 85.50%
AEROSPACE - 0.60%
GenCorp, Incorporated                                651,500      $ 5,212,000
General Dynamics Corporation                         100,000        5,225,000
                                                                  -----------
                                                                   10,437,000

AIR TRAVEL - 0.02%
AMR Corporation *                                     14,800          391,275
                                                                  -----------

ALUMINUM - 0.07%
Alcoa, Incorporated                                   39,000        1,131,000
                                                                  -----------

APPAREL & TEXTILES - 0.30%
Kellwood Company                                     125,900        2,659,638
Shaw Industries, Incorporated                        144,600        1,807,500
Unifi, Incorporated *                                 60,000          742,500
                                                                  -----------
                                                                    5,209,638

AUTO PARTS - 0.42%
Eaton Corporation                                    108,300        7,256,100
                                                                  -----------

AUTO SERVICES - 0.43%
AutoNation, Incorporated *                         1,050,800        7,421,275
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
AUTOMOBILES - 0.17%
Harley Davidson, Incorporated                         75,400      $ 2,902,900
                                                                  -----------

BANKING - 1.72%
AmSouth Bancorporation                               240,000        3,780,000
Bank One Corporation                                  92,200        2,449,063
Comerica, Incorporated                               100,200        4,496,475
PNC Bank Corporation                                  77,300        3,623,437
Silicon Valley Bancshares *                          364,900       15,553,862
                                                                  -----------
                                                                   29,902,837

BROADCASTING - 2.05%
AMFM, Incorporated *                                 189,900       13,103,100
Clear Channel Communications *                       161,200       12,090,000
EchoStar Communications
  Corporation, Class A *                             312,500       10,346,680
                                                                  -----------
                                                                   35,539,780

BUILDING MATERIALS & CONSTRUCTION - 1.78%
Elcor Chemical Corporation                            30,000          690,000
Fluor Corporation                                    443,000       14,009,875
Harsco Corporation                                   553,700       14,119,350
Masco Corporation                                    120,000        2,167,500
                                                                  -----------
                                                                   30,986,725

BUSINESS SERVICES - 5.53%
Banta Corporation                                    215,400        4,079,138
Ceridian Corporation *                               378,400        9,105,250
Deluxe Corporation                                   977,800       23,039,412
Dun & Bradstreet Corporation                         164,100        4,697,363
Gartner Group, Incorporated,
  Class B *                                           15,082          148,935
H & R Block, Incorporated                            254,100        8,226,487
Healtheon/ WebMD Corporation                         662,100        9,807,356
Iron Mountain, Incorporated *                        171,500        5,831,000
ITT Industries, Incorporated                         275,300        8,362,237
Ogden Corporation *                                  514,800        4,633,200
R.R. Donnelley & Sons Company                        672,800       15,180,050
The Titan Corporation *                               66,100        2,957,975
                                                                  -----------
                                                                   96,068,403

CHEMICALS - 3.58%
Cabot Corporation                                    135,700        3,697,825
Crompton Corporation                                 550,403        6,742,437
Dow Chemical Company                                 120,000        3,622,500
Engelhard Corporation                                236,100        4,028,456
Ferro Corporation                                    687,950       14,446,950
Geon Company                                         366,500        6,780,250
Hercules, Incorporated                               175,100        2,462,344
Lyondell Chemical Company                             11,200          187,600
M.A. Hanna Company                                   169,800        1,528,200
Millennium Chemicals, Incorporated                   141,800        2,410,600
Omnova Solutions, Incorporated                       436,300        2,726,875
Praxair, Incorporated                                170,000        6,364,375
W. R. Grace & Company *                              595,400        7,219,225
                                                                  -----------
                                                                   62,217,637

COMPUTERS & BUSINESS EQUIPMENT - 4.91%
Aether Systems, Incorporated *                         1,200          246,000
Brocade Communications
  Systems, Incorporated *                             55,500       10,183,383
Citrix Systems, Incorporated *                       102,800        1,946,775
Gateway, Incorporated *                               46,900        2,661,575
JDS Uniphase Corporation *                           380,400       45,600,450


                                                     SHARES          VALUE
                                                     ------          -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Network Appliance, Incorporated *                    203,100      $16,349,550
Network Peripherals, Incorporated *                   10,000          167,500
Nurun, Incorporated                                    5,000          142,736
Redback Networks, Incorporated *                      20,400        3,631,200
Unisys Corporation *                                 293,600        4,275,550
                                                                  -----------
                                                                   85,204,719

CONSTRUCTION MATERIALS - 0.46%
Diebold, Incorporated                                 82,300        2,294,113
Sherwin-Williams Company                             270,000        5,720,625
                                                                  -----------
                                                                    8,014,738

CONTAINERS & GLASS - 0.60%
Bemis, Incorporated                                  310,800       10,450,650
                                                                  -----------

COSMETICS & TOILETRIES - 0.03%
International Flavors &
  Fragrances, Incorporated                            14,800          446,775
                                                                  -----------

CRUDE PETROLEUM & NATURAL GAS - 1.26%
Burlington Resources,
  Incorporated                                       100,000        3,825,000
Devon Energy Corporation                               7,300          410,169
Helmerich & Payne, Incorporated                      236,000        8,820,500
Occidental Petroleum Corporation                     342,000        7,203,375
Sunoco, Incorporated                                  53,400        1,571,962
                                                                  -----------
                                                                   21,831,006

DOMESTIC OIL - 1.20%
Amerada Hess Corporation                             184,100       11,368,175
Conoco, Incorporated, Class B                        187,500        4,605,469
Ultramar Diamond Shamrock Corporation                197,800        4,907,912
                                                                  -----------
                                                                   20,881,556

DRUGS & HEALTH CARE - 6.11%
Abgenix, Incorporated *                               46,100        5,525,517
Affymetrix, Incorporated *                            15,000        2,476,875
Celgene Corporation *                                229,500       13,511,813
COR Therapeutics, Incorporated *                      58,800        5,016,375
Dentsply International, Incorporated                 409,200       12,608,475
Hillenbrand Industries, Incorporated                 169,300        5,301,206
Human Genome Sciences, Incorporated *                 28,200        3,761,175
ImClone Systems, Incorporated *                       83,900        6,413,106
Immunex Corporation *                                561,800       27,773,988
Medarex, Incorporated                                122,200       10,325,900
MedImmune, Incorporated                               93,300        6,904,200
Millennium Pharmaceuticals, Incorporated              43,200        4,833,000
Quest Diagnostics, Incorporated *                      9,300          665,531
Tenet Healthcare Corporation *                        36,900          996,300
                                                                  -----------
                                                                  106,113,461

ELECTRICAL EQUIPMENT - 1.56%
AMETEK, Incorporated                                 492,970        8,626,975
Audiovox Corporation, Class A *                      534,200       11,785,787
AVX Corporation                                      227,400        5,215,988
Hubbell, Incorporated, Class B                        56,400        1,438,200
                                                                  -----------
                                                                   27,066,950

ELECTRIC UTILITIES - 1.32%
AES Corporation *                                    182,600        8,331,125


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
ELECTRIC UTILITIES - CONTINUED
Calpine Corporation *                                205,800      $13,531,350
Dynegy, Incorporated, Class A                         16,400        1,120,325
                                                                  -----------
                                                                   22,982,800

ELECTRONICS - 4.40%
Analog Devices, Incorporated *                       149,100       11,331,600
C-MAC Industries, Incorporated *                      68,500        3,239,865
California Amplifier, Incorporated *                 125,800        5,755,350
Celestica, Incorporated *                            205,000       10,173,125
CTS Corporation                                       26,600        1,197,000
Electronics For Imaging, Incorporated *              718,300       18,181,969
Flextronics International                             27,600        1,895,775
Foundry Networks, Incorporated *                      19,600        2,165,800
Jabil Circuit, Incorporated *                         96,600        4,793,775
Lexmark International Group,
  Incorporated, Class A                               29,700        1,997,325
Linear Technology Corporation                        147,500        9,430,781
Scientific-Atlanta, Incorporated                      83,900        6,250,550
                                                                  -----------
                                                                   76,412,915

ENERGY - 0.02%
NRG Energy, Incorporated                              19,000          346,750
                                                                  -----------

FINANCIAL SERVICES - 3.29%
Association First Capital
  Corporation, Class A                               210,000        4,685,625
Charles Schwab Corporation                           415,800       13,981,275
Federal Home Loan Mortgage Corporation               260,000       10,530,000
Federal National Mortgage Association                200,000       10,437,500
J.D. Edwards & Company *                              91,900        1,384,244
Lehman Brothers Holdings, Incorporated                25,800        2,439,713
Metlife, Incorporated                                290,000        6,108,125
SLM Holding Corporation                              203,800        7,629,762
                                                                  -----------
                                                                   57,196,244

FOOD & BEVERAGES - 0.46%
Canandaigua Wine,
  Incorporated, Class A *                             27,000        1,361,813
Dean Foods Company                                    51,600        1,635,075
Earthgrains Company                                  122,200        2,375,262
Fleming Companies, Incorporated                      204,000        2,664,750
                                                                  -----------
                                                                    8,036,900

GAS & PIPELINE UTILITIES - 0.22%
Ocean Energy, Incorporated *                         270,700        3,840,556
                                                                  -----------

HOTELS & RESTAURANTS - 0.08%
Starwood Hotels & Resorts
  SBI, Class B                                        40,700        1,325,294
                                                                  -----------

HOUSEHOLD APPLIANCES - 1.54%
American Standard Companies, Incorporated *          553,400       22,689,400
Whirlpool Corporation                                 88,700        4,135,638
                                                                  -----------
                                                                   26,825,038


                                                     SHARES          VALUE
                                                     ------          -----
HOUSEHOLD PRODUCTS - 1.67%
Black & Decker Corporation                           282,400      $11,101,850
Snap-On, Incorporated                                671,900       17,889,337
                                                                  -----------
                                                                   28,991,187

INDUSTRIAL MACHINERY - 2.32%
Albany International
  Corporation, Class A *                             259,973        3,769,608
Crane Company                                        281,200        6,836,675
Ingersoll-Rand Company                               195,400        7,864,850
Kaydon Corporation                                   211,900        4,449,900
Kennameta, Incorporated                              161,700        3,466,444
Pentair, Incorporated                                230,000        8,165,000
UNOVA, Incorporated *                                792,500        5,795,156
                                                                  -----------
                                                                   40,347,633

INSURANCE - 1.54%
ACE, Ltd.                                            280,400        7,851,200
Ambac Financial Group, Incorporated                  126,300        6,922,819
Commerce Group, Incorporated                          87,100        2,569,450
HCC Insurance Holdings, Incorporated                  67,500        1,274,062
Sun Life Financial Services, Incorporated            200,000        3,371,622
UNUMProvident Corporation                            143,700        2,882,981
XI Capital, Ltd., Shares A                            34,000        1,840,250
                                                                  -----------
                                                                   26,712,384

INTERNATIONAL OIL - 0.92%
Halliburton Company                                  337,200       15,911,625
                                                                  -----------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 4.58%
Ariba, Incorporated *                                 84,100        8,245,742
Art Technology Group, Incorporated *                 113,900       11,496,781
BroadVision, Incorporated *                          381,900       19,405,294
Covad Communications Group, Incorporated *         1,109,350       17,888,269
Digital Insight Corporation *                         92,100        3,131,400
Juniper Networks, Incorporated *                      46,400        6,754,100
Priceline.com, Incorporated *                        210,200        7,984,315
Rhythms Net Connections, Incorporated *              369,100        4,636,819
                                                                  -----------
                                                                   79,542,720

LEISURE TIME - 0.23%
Callaway Golf Company                                129,900        2,118,994
Harrahs Entertainment, Incorporated                   87,100        1,823,656
                                                                  -----------
                                                                    3,942,650

MINING - 0.30%
Newmont Mining Corporation                           140,000        3,027,500
Phelps Dodge Corporation                              60,000        2,231,250
                                                                  -----------
                                                                    5,258,750

OFFICE FURNISHINGS & SUPPLIES - 0.57%
Miller Herman, Incorporated                          382,900        9,907,538
                                                                  -----------

PAPER - 0.71%
Bowater, Incorporated                                 52,900        2,334,213
Chesapeake Corporation                                90,000        2,666,250
Fort James Corporation                               235,800        5,452,875


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
PAPER - CONTINUED
Smurfit Container Corporation *                      151,600      $ 1,951,850
                                                                  -----------
                                                                   12,405,188

PETROLEUM SERVICES - 0.59%
Apache Corporation                                    90,000        5,293,125
Tosco Corporation                                    177,300        5,019,806
                                                                  -----------
                                                                   10,312,931

PHOTOGRAPHY - 0.15%
Polaroid Corporation                                 141,300        2,552,231
                                                                  -----------

POLLUTION CONTROL - 1.16%
Republic Services,
  Incorporated, Class A *                          1,257,400       20,118,400
                                                                  -----------

PUBLISHING - 0.67%
Houghton Mifflin Company                              31,700        1,479,994
John H. Harland Company                              358,400        5,353,600
Readers Digest Association,
  Incorporated, Class A                              120,000        4,770,000
                                                                  -----------
                                                                   11,603,594

RAILROADS & EQUIPMENT - 0.53%
Burlington Northern Santa Fe Corporation             127,800        2,931,413
CSX Corporation                                      112,900        2,392,069
Norfolk Southern Corporation                         257,900        3,836,262
                                                                  -----------
                                                                    9,159,744

REAL ESTATE - 1.50%
Apartment Investment &
  Management Company, Class A                         57,900        2,504,175
Arch Chemicals, Incorporated                          45,250          989,844
Archstone Communities Trust SBI                       78,300        1,649,194
Arden Realty, Incorporated                            82,400        1,936,400
Avalon Bay Communities, Incorporated                  74,200        3,097,850
BRE Properties, Incorporated                          87,500        2,526,562
Duke-Weeks Realty Investments, Incorporated           80,200        1,794,475
Equity Office Properties Trust                        50,000        1,378,125
First Industrial Realty Trust, Incorporated           31,200          920,400
Kimco Realty Corporation                              53,400        2,189,400
Prologis Trust SBI                                    90,100        1,920,256
Public Storage, Incorporated                          74,200        1,739,063
Reckson Associates Realty Corporation                 78,500        1,864,375
Spieker Properties, Incorporated                      34,700        1,596,200
                                                                  -----------
                                                                   26,106,319

RETAIL TRADE - 5.25%
Best Buy Company, Incorporated *                      86,700        5,483,775
BJ's Wholesale Club, Incorporated *                  324,900       10,721,700
Consolidated Stores Corporation *                  1,174,500       14,094,000
Federated Department Stores, Incorporated            610,000       20,587,500
J.C. Penney, Incorporated                             95,900        1,768,156
Kohls Corporation *                                  146,000        8,121,250
Lowe's Companies, Incorporated                       135,600        5,568,075
Nordstrom, Incorporated                              181,100        4,369,037
Payless ShoeSource, Incorporated *                   148,700        7,620,875


                                                     SHARES          VALUE
                                                     ------          -----
RETAIL TRADE - CONTINUED
Regis Corporation                                    437,900      $ 5,473,750
Shopko Stores, Incorporated *                         21,700          333,638
Target Corporation                                    70,000        4,060,000
The Limited, Incorporated                            139,800        3,023,175
                                                                  -----------
                                                                   91,224,931

SANITARY SERVICES - 0.78%

Waste Management, Incorporated                       708,705       13,465,395
                                                                  -----------

SEMICONDUCTORS - 4.14%
Advanced Micro Devices, Incorporated *                24,200        1,869,450
Altera Corporation *                                  97,800        9,969,487
Cypress Semiconductor Corporation *                  118,300        4,998,175
KLA-Tencor Corporation *                              70,000        4,099,375
LSI Logic Corporation *                              177,900        9,628,837
Mattson Technology, Incorporated                      93,200        3,029,000
Micron Technology, Incorporated                      105,100        9,255,369
National Semiconductor Corporation *                  88,300        5,011,025
PMC-Sierra, Incorporated *                            16,900        3,002,919
SDL, Incorporated *                                   48,300       13,774,556
Three Five Systems, Incorporated *                    33,000        1,947,000
Triquint Semiconductor,
  Incorporated *                                      22,100        2,114,694
Vitesse Semiconductor Corporation                     42,700        3,141,119
                                                                  -----------
                                                                   71,841,006

SHIPBUILDING - 0.08%
Teekay Shipping Corporation                           41,600        1,367,600
                                                                  -----------

SOFTWARE - 4.15%
Adobe Systems, Incorporated                           32,300        4,199,000
Intuit, Incorporated *                               453,400       18,759,425
ISS Group, Incorporated                               42,300        4,176,464
Parametric Technology Corporation *                  190,000        2,090,000
Rational Software Corporation *                       39,100        3,633,856
Siebel Systems, Incorporated *                        27,600        4,514,325
VeriSign, Incorporated                               119,755       21,136,758
VERITAS Software Corporation                         119,600       13,516,669
                                                                  -----------
                                                                   72,026,497

STEEL - 0.20%
Nucor Corporation                                     44,100        1,463,569
Ryerson Tull, Incorporated                           190,868        1,980,255
                                                                  -----------
                                                                    3,443,824

TELECOMMUNICATIONS SERVICES - 4.74%
Citizens Communications Company *                    352,600        6,082,350
Comverse Technology, Incorporated *                   42,444        3,947,292
Copper Mountain Networks, Incorporated *              49,100        4,326,937
Corning, Incorporated                                 54,400       14,681,200
Global Telesystems Group, Incorporated *             104,300        1,258,119
InterDigital Communication Corporation *             116,200        1,924,563
L.M. Ericsson
  Telefonaktiebolaget, ADR, Class B                  278,000        5,560,000
McLeodUSA, Incorporated                              888,800       18,387,050
Metromedia Fiber Network,
  Incorporated, Class A                              404,200       16,041,687

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Nokia Corporation, ADR                               202,700   $   10,122,331
                                                               --------------
                                                                   82,331,529

TELEPHONE - 3.09%
BellSouth Corporation                                 66,900        2,851,613
Nextel Communications,
  Incorporated, Class A *                            393,200       24,058,925
Nextlink Communications,
  Incorporated, Class A *                             68,800        2,610,100
Nortel Networks Corporation                          148,000       10,270,000
Voicestream Wireless Corporation                      31,900        3,709,870
Winstar Communications, Incorporated                 299,750       10,154,031
                                                               --------------
                                                                   53,654,539

TIRES & RUBBER - 0.19%
Goodyear Tire & Rubber Company                       166,200        3,324,000
                                                               --------------

TRANSPORTATION - 0.34%
Expeditores International of
  Washington, Incorporated                           123,400        5,861,500
                                                               --------------

TRUCKING & FREIGHT - 0.97%
CNF Transportation, Incorporated                     594,200       13,518,050
Landstar Systems, Incorporated *                      29,600        1,763,050
Pittston Brinks Group                                118,100        1,616,494
                                                               --------------
                                                                   16,897,594

TOTAL COMMON STOCKS
(Cost: $1,520,011,555)                                         $1,484,752,231
                                                               --------------


PREFERRED STOCK - 0.16%
CONTAINERS & GLASS - 0.16%
Owens-Illinois, Incorporated                         128,800   $    2,865,800
                                                               --------------

TOTAL PREFERRED STOCK
(Cost: $4,567,889)                                             $    2,865,800
                                                               --------------


                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ---------          -----
SHORT TERM INVESTMENTS - 9.42%
Navigator Securities Lending Trust,
  6.65%                                          $160,309,832  $  160,309,832
United States Treasury Bills
  5.98% due 08/10/2000                              3,250,000       3,228,911
                                                               --------------
                                                               $  163,538,743

REPURCHASE AGREEMENTS - 4.92%
Repurchase Agreement with State Street Bank &
  Trust Company dated 06/30/2000 at 6.00%,
  to be repurchased at $85,521,740 on
  07/03/2000, collateralized by $49,160,000
  U.S. Treasury Notes, 6.875% due
  05/15/2006 and (valued at $40,394,526,
  including interest)                            $ 85,479,000  $   85,479,000
                                                               --------------


TOTAL INVESTMENTS (MID CAP BLEND TRUST)
(Cost: $1,773,597,187)                                         $1,736,635,774
                                                               ==============
SMALL COMPANY VALUE TRUST

                                                     SHARES       VALUE
                                                     ------       -----
COMMON STOCKS - 82.97%
AEROSPACE - 0.04%
Curtiss Wright Corporation                             1,200   $       44,625
                                                               --------------

AGRICULTURE - 0.16%
Agribrands International, Incorporated *               3,700          155,169
Oil-Dri Corporation of America                           800            7,200
PW Eagle, Incorporated *                               1,800           32,625
                                                               --------------
                                                                      194,994

AIR TRAVEL - 0.01%
Aviall, Incorporated *                                 2,700           13,331
                                                               --------------

APPAREL & TEXTILES - 2.00%
Angelica Corporation                                   8,500           68,000
Ashworth, Incorporated *                               4,500           20,109
Decorator Industries, Incorporated                       400            1,850
Ellis Perry International, Incorporated *              3,200           25,600
G III Apparel Group, Ltd. *                              500            2,656
Guess, Incorporated *                                  5,500           77,000
Guilford Mills, Incorporated                          10,900           46,325
Haggar Corporation                                     5,700           66,975
Hampshire Group, Ltd.                                    200            1,450
Jos A Bank Clothiers, Incorporated *                     600            2,325
Kellwood Company                                      21,600          456,300
Leslie Fay, Incorporated *                             4,200           14,175
Mikasa, Incorporated                                     100            1,100
Quaker Fabric Corporation *                            7,525           38,095
Reebok International, Ltd. *                           4,000           63,750
Russell Corporation                                   21,100          422,000
Springs Industries, Incorporated                       7,400          238,188
Stride Rite Corporation                               39,700          243,163
Timberland Company, Class A *                          7,800          552,337
Wellman, Incorporated                                  5,400           87,413
                                                               --------------
                                                                    2,428,811

AUTO PARTS - 0.55%
American Axle & Manufacturing
  Holdings, Incorporated *                             5,900           83,706
Borg-Warner Automotive, Incorporated                  16,000          562,000
Donnelly Corporation                                     100            1,300
Edelbrock Corporation                                  1,200           12,075
TFC Enterprises, Incorporated *                        2,400            4,800
                                                               --------------
                                                                      663,881

AUTO SERVICES - 0.30%
Dollar Thrifty Automotive Group *                     19,900          366,906
                                                               --------------

AUTOMOBILES - 0.14%
Dura Automotive Systems,
  Incorporated *                                       7,800           84,337
Wabash National Corporation                            4,800           57,300
Winnebago Industries, Incorporated                     2,600           33,963
                                                               --------------
                                                                      175,600

BANKING - 2.93%
Ambanc Holding Company,
  Incorporated *                                       4,200           64,050
Ameriana Bancorp                                         600            5,925
Bancwest Corporation                                  17,300          284,369

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
BANKING - CONTINUED
Berkshire Bancorp, Incorporated                        2,000      $    67,000
BNCCORP, Incorporated *                                2,000           12,000
Byl Bancorp                                              300            2,850
Camco Financial Corporation                            2,800           25,375
CCBT Financial Companies, Incorporated                 2,900           45,584
Central Bancorp, Incorporated                          1,900           29,450
Chittenden Corporation                                19,300          471,644
Colonial Bancgroup, Incorporated                      46,100          443,712
Commercial Bank of New York                            4,300           50,525
East West Bancorp, Incorporated                        9,000          129,375
Elmira Savings Bank                                      662           11,907
FFLC Bancorp, Incorporated                               100            1,263
FFW Corporation                                        1,200           14,175
First Citizens Bancshares, Incorporated                4,200          249,900
First Keystone Financial, Incorporated                   400            3,950
First United Corporation                               1,200           13,050
Firstbank NW Corporation                                 200            2,300
Frankfort First Bancorp, Incorporated                    800            9,900
Franklin Bank NA                                       2,100           16,800
FSF Financial Corporation                              2,400           28,800
Greater Bay Bancorp                                    6,800          317,900
Hingham Institution for Savings                          300            3,938
HMN Financial, Incorporated                            4,400           48,400
Horizon Financial Corporation                          2,200           19,800
Iberiabank Corporation                                   100            1,538
Independent Bank Corporation of Michigan                 100            1,356
Iroquois Bancorp, Incorporated                           400           13,075
Jacksonville Bancorp, Incorporated                     1,400           18,025
Local Financial Corporation                            8,300           69,253
MAF Bancorp, Incorporated                             13,500          245,531
Nara Bank, N.A                                           700            5,884
Newmil Bancorp, Incorporated                           1,500           15,000
North Valley Bancorp                                   3,200           33,600
Pacific Century Financial Corporation                 10,200          149,175
Parkvale Financial Corporation                         2,300           39,675
Prosperity Bancshares, Incorporated                    3,600           58,050
Quaker City Bancorp, Incorporated *                    5,700           87,637
Republic Bancorp, Incorporated                        17,500          156,406
Republic Bancshares, Incorporated *                      100            1,200
Silicon Valley Bancshares *                            2,400          102,300
Southern Missouri Bancorp, Incorporated                  700            8,925
Staten Islands Bancorp, Incorporated                   5,600           98,700
Sterling Financial Corporation *                       1,000           11,500
Str Francis Capital Corporation                          100            1,513
Texas Regional Bancshares,
  Incorporated, Class A                                  900           22,838
United Financial Corporation                           1,900           28,737
Wainwright Bank & Trust Company                          500            3,625
Wells Financial Corporation                            1,300           15,925
                                                                  -----------
                                                                    3,563,410

BROADCASTING - 0.21%
Powerwave Technologies, Incorporated *                 1,000           44,000
Salem Communications Corporation, Class A             22,400          207,900
                                                                  -----------
                                                                      251,900


                                                     SHARES          VALUE
                                                     ------          -----
BUILDING MATERIALS & CONSTRUCTION - 1.30%
Butler Manufacturing Company                           4,800      $    81,600
Continental Materials Corporation *                    1,600           26,800
Haemonetics Corporation                               17,500          367,500
Harsco Corporation                                    17,000          433,500
Hughes Supply, Incorporated                           14,200          280,450
Lennox International, Incorporated                    27,400          363,050
Meadow Valley Corporation *                            3,400           11,475
Miller Building System, Incorporated                     100              725
Wolohan Lumber Company                                 1,600           16,400
                                                                  -----------
                                                                    1,581,500

BUSINESS SERVICES - 8.67%
Advanced Marketing Services, Incorporated              1,700           31,344
ADVO, Incorporated *                                  13,600          571,200
American Management Systems, Incorporated *           11,200          367,675
Banta Corporation                                     20,300          384,431
Barra, Incorporated *                                  8,700          431,194
Berlitz International, Incorporated *                  3,200           28,800
Bowne & Company, Incorporated                         31,100          312,944
Cass Commercial Corporation                              600           12,450
Cellular Technical Services, Incorporated *            2,200           17,875
Central Garden & Pet Company *                         1,000            8,969
Corporate Executive Board Company *                    7,300          437,087
Cyrk, Incorporated *                                  15,300           76,500
Ennis Business Forms, Incorporated                     3,600           28,800
Exponent, Incorporated *                               5,600           46,900
Ezcorp, Incorporated, Class A *                       10,100           17,675
General Employment Enterprises                           100              381
Grey Advertising, Incorporated                           800          403,200
GTECH Holdings Corporation *                          29,300          664,744
Gundle/SLT Environmental, Incorporated *              12,700           47,625
GZA Geo Environmental *                                3,900           24,375
Healthcare Services Group, Incorporated                1,800            8,100
Heidrick & Struggles
  International, Incorporated *                        1,900          119,937
Hello Direct, Incorporated                             1,800           21,375
Insight Enterprises, Incorporated *                   18,400        1,091,350
Interim Services, Incorporated *                       4,400           78,100
IT Group, Incorporated *                              11,100           54,112
Jacobs Engineering Group, Incorporated *              16,500          539,344
Kelly Services, Incorporated, Class A                 14,600          337,625
Korn/Ferry International *                            15,900          503,831
Learning Tree International, Incorporated *            3,700          226,625
Marlton Technologies, Incorporated                     2,300            3,450
Maxco, Incorporated                                    1,600           12,000
Nashua Corporation                                       100              825
Opinion Research Corporation                           3,500           23,188
Penton Media, Incorporated                             7,500          262,500
Quanta Services, Incorporated *                       20,200        1,111,000
Quest Education Corporation *                            700           12,644
REFAC *                                                3,200           11,000

    The accompanying notes are an integral part of the financial statements.

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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
BUSINESS SERVICES - CONTINUED
Rent-A-Center, Incorporated *                            700      $    15,750
Salient 3 Communications,
  Incorporated, Class A *                              5,600           67,550
Seachange International,
  Incorporated *                                      12,300          355,162
Systems & Computer Technology
  Corporation *                                       25,000          500,000
Team, Incorporated *                                   4,800            9,600
Tier Technologies,
  Incorporated, Class B *                              3,100           16,275
Trio-Tech International *                              2,400           15,600
True North Communications                             27,200        1,196,800
Vse Corporation                                        1,700           11,369
Westaff, Incorporated *                                3,100           13,756
                                                                  -----------
                                                                   10,533,037

CHEMICALS - 2.40%
Aceto Corporation                                      1,700           18,700
American Vanguard Corporation                          2,640           21,450
Cambrex Corporation                                   16,900          760,500
Chemfirst, Incorporated                                  400            9,650
Dexter Corporation                                    17,400          835,200
Farrel Corporation                                     4,200            5,512
Georgia Gulf Corporation                              16,300          339,244
H.B. Fuller Company                                   10,200          464,737
Meteor Industries, Incorporated *                      1,000            4,000
Millennium Chemicals, Incorporated                    12,000          204,000
NCH Corporation                                          100            3,619
Olin Corporation                                         600            9,900
Quaker Chemical                                        3,600           62,550
Schulman, Incorporated                                14,300          172,494
                                                                  -----------
                                                                    2,911,556

COMPUTERS & BUSINESS EQUIPMENT - 4.76%
Act Manufacturing,
  Incorporated *                                      10,500          487,594
Actel Corporation *                                   10,700          488,187
Allen Telecom, Incorporated *                          1,200           21,225
Aspen Technology, Incorporated *                      16,000          616,000
Avant Corporation *                                   31,000          580,766
Bogen Communications
  International, Incorporated *                        6,000           44,250
FEI Company *                                            600           18,300
Gerber Scientific, Incorporated                        8,300           95,450
Infocus Corporation *                                 11,600          373,375
Lcc International Incorporated *                       5,300          144,756
Magic Software Enterprises, Ltd.                       8,200           87,637
Maxtor Corporation *                                  58,800          621,075
Napco Security Systems, Incorporated                     200              738
Natural Microsystems Corporation *                     8,500          955,719
Opti, Incorporated                                     3,600           18,450
Pericom Semiconductor Corporation *                    5,500          374,000
Prophet 21, Incorporated *                             1,200           17,400
Radiant Systems, Incorporated *                        3,600           86,400
Robotic Vision Systems, Incorporated *                   700           12,600
Standard Microsystems Corporation *                   11,800          181,425
Stratasys, Incorporated *                              5,100           34,106
Structural Dynamics Research Corporation *            13,600          204,850


                                                     SHARES          VALUE
                                                     ------          -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Sybase, Incorporated *                                10,400      $   239,200
Talx Corporation                                       1,100           18,838
Tut Systems, Incorporated *                            1,000           57,375
                                                                  -----------
                                                                    5,779,716

CONSTRUCTION MATERIALS - 0.68%
Aaon, Incorporated *                                     400            9,800
Ameron International Corporation                       3,100          110,825
Centex Construction Products                           7,400          167,887
Griffon Corporation *                                 14,800           82,325
Justin Industries, Incorporated                       14,800          323,750
Noland Company                                         2,300           39,100
P & F Industries,
  Incorporated, Class A                                2,600           22,100
QEP, Incorporated *                                    2,500           21,250
Standex International Corporation                      2,900           46,038
                                                                  -----------
                                                                      823,075

CONSTRUCTION & MINING EQUIPMENT - 0.22%
Corrpro Companies, Incorporated *                      4,400           14,300
Gencor Industries, Incorporated *                     11,500                0
Kaman Corporation, Class A                            20,200          215,888
Utilx Corporation *                                    5,800           34,256
                                                                  -----------
                                                                      264,444

CONTAINERS & GLASS - 0.20%
Carmel Container Systems, Ltd. *                       1,000            8,250
Greif Brothers Corporation, Class A                    2,400           73,800
Liqui Box Corporation                                    700           34,650
West Pharmaceutical Services, Incorporated             5,600          121,100
                                                                  -----------
                                                                      237,800

COSMETICS & TOILETRIES - 0.47%
Allou Health & Beauty Care, Incorporated *             5,700           40,969
Block Drug, Incorporated, Class A                     11,700          495,056
Guest Supply, Incorporated *                             800           14,550
Intermediate Parfums, Incorporated *                   1,950           16,575
                                                                  -----------
                                                                      567,150

CRUDE PETROLEUM & NATURAL GAS - 0.36%
Cabot Oil & Gas Corporation, Class A                     800           16,950
Helmerich & Payne, Incorporated                       11,300          422,338
                                                                  -----------
                                                                      439,288

DOMESTIC OIL - 1.98%
Equity Oil Company *                                  11,600           32,987
Greka Energy Corporation *                               232            2,117
HS Resources, Incorporated                            10,900          327,000
Huntway Refining Company *                             5,600            5,250
Key Production, Incorporated *                         6,400          112,000
Maynard Oil Company                                      700           11,200
Mitchell Energy & Development
  Corporation, Class A                                 2,100           67,462
Newfield Exploration Company *                        12,000          469,500
Patina Oil & Gas Corporation                           6,600          136,950
Precision Drilling Corporation *                         500           19,313
Remington Oil Gas Corporation *                        6,700           50,250
Texoil, Incorporated *                                 2,400           15,600
Tom Brown, Incorporated *                              1,500           34,594
Triton Energy, Ltd.                                   14,800          581,825

    The accompanying notes are an integral part of the financial statements.

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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
DOMESTIC OIL - CONTINUED
Valero Energy Corporation                              2,600      $    82,550
Vintage Petroleum, Incorporated                       20,500          462,531
                                                                  -----------
                                                                    2,411,129

DRUGS & HEALTH CARE - 6.44%
Air Methods Corporation *                              5,800           18,306
ALPHARMA, Incorporated, Class A                        4,600          286,350
Arrow International,  Incorporated                     1,600           53,600
Barr Laboratories, Incorporated *                     12,150          544,472
Bio Logic Systems Corporation *                        3,400           20,825
Biosite Diagnostics, Incorporated *                      100            4,819
Bradley Pharmaceuticals,
  Incorporated, Class A *                                900            1,069
Coventry Helath Care, Incorporated *                  28,300          377,186
Datascope Corporation                                    400           14,400
Delaware Global Technologies  Corporation *            7,000           68,031
Diagnostic Products Corporation                        9,600          307,200
Dura Pharmaceuticals, Incorporated *                  21,800          313,375
Health Management Systems, Incorporated                9,600           30,000
Hi-Tech Pharmacal Company, Incorporated                4,100           17,681
Hycor Biomedical, Incorporated *                       8,100           53,663
IDEXX Laboratories, Incorporated *                    25,600          585,600
Immucor Corporation *                                  5,700           32,063
Integramed America, Incorporated *                     4,800           14,700
Lakeland Industries, Incorporated *                    3,000           18,750
Lifemark, Incorporated                                   200            1,200
Medical Action, Incorporated                           5,800           20,300
Medicis Pharmaceutical
  Corporation, Class A                                17,600        1,003,200
Medstone International, Incorporated                     900            5,175
Medtox Scientific, Incorporated                          300            3,000
Mesa Labs, Incorporated                                3,300           18,150

Mine Safety Appliances Company                         8,700          208,800
Minntech Corporation                                   7,500           50,625
National Home Health Care Corporation                  5,200           22,100
NBTY, Incorporated                                    45,800          291,975
Nutraceutical International Corporation *             12,600           40,163
Perrigo Company *                                     46,900          296,056
Pharmacopeia, Incorporated *                          10,800          500,850
Polydex Pharmaceuticals, Ltd. *                        2,600           13,934
Polymedica Corporation *                               1,100           47,575
Prime Hospitality Corporation *                       27,400          258,587
Quest Diagnostics, Incorporated *                     16,550        1,184,359
Quidel Corporation *                                  16,000           84,000
Respironics, Incorporated *                           26,400          475,200
Sicor, Incorporated *                                 67,500          540,000
                                                                  -----------
                                                                    7,827,339

ELECTRICAL EQUIPMENT - 3.85%
Acme Electric Corporation *                            3,600           31,050
Baldor Electric Company                                  100            1,863
Detection Systems, Incorporated *                      5,200           49,400
Diodes, Incorporated *                                 1,000           42,875
Edo Corporation                                          500            3,156
Elamex S.A. De C.V. *                                  1,100            3,300


                                                     SHARES          VALUE
                                                     ------          -----
ELECTRICAL EQUIPMENT - CONTINUED
Electro Scientific Industries, Incorporated *         21,800      $   959,881
Genlyte Group, Incorporated *                          9,100          191,669
Harmon Industries, Incorporated                        3,000           39,750
Kewaunee Scientific Corporation                        1,800           23,400
Kulicke & Soffa Industries, Incorporated *            18,400        1,092,500
Loronix Information Systems, Incorporated              3,800          136,562
Merrimac Industries, Incorporated                      1,500           25,313
Mitel Corporation                                      6,300          132,300
Plexus Corporation *                                   8,300          937,900
Powell Industries, Incorporated *                        100              975
Power One, Incorporated *                              6,549          746,177
Robinson Nugent, Incorporated *                        4,300           53,750
Twin Disc, Incorporated                                3,400           58,012
W.H. Brady Company, Class A                            4,400          143,000
                                                                  -----------
                                                                    4,672,833

ELECTRIC UTILITIES - 0.90%
Bangor-Hydro Electric Company                            800           18,750
Central Vermont Public Service Corporation             6,600           72,600
Public Service Company                                25,900          399,831
RGS Energy Group, Incorporated                        27,200          605,200
                                                                  -----------
                                                                    1,096,381

ELECTRONICS - 6.41%
Aerovox, Incorporated *                                2,200            9,075
Amplicon, Incorporated                                 2,100           19,950
Astro Med, Incorporated                                4,400           24,200
Asyst Technologies, Incorporated *                     9,600          328,800
Bairnco Corporation                                    4,200           30,975
Baldwin Technology, Incorporated *                    13,000           27,625
Bell Microproducts, Incorporated *                     8,600          158,025
Brooks Automation, Incorporated *                      1,000           63,938
C & D Technologies, Incorporated                      17,200          971,800
CMP Group, Incorporated                               29,800          873,512
Cobra Electronics Corporation *                          500            3,375
Credence Systems Corporation *                         3,100          171,081
CTS Corporation                                        3,900          175,500
Cubic Corporation                                        900           16,875
Cyberoptics Corporation *                              5,400          249,750
Digital Microwave Corporation *                        4,200          160,125
Edison Control Corporation *                             400            3,300
Giga Tronics, Incorporated *                           5,300           50,350
Hurco Company, Incorporated *                          1,200            4,650
Identix, Incorporated *                                5,800           90,987
Intermediate Telephone, Incorporated                   6,700          107,619
Jaco Electrics, Incorporated *                           500           11,000
Katy Industries, Incorporated                          5,800           68,150
Kemet Corporation *                                    6,500          162,906
New Brunswick Scientific, Incorporated *               2,640           15,840
Photon Dynamics, Incorporated *                        4,000          298,750
Planar Systems, Incorporated *                         5,000           64,688
Sigmatron International, Incorporated *                6,600           24,750
Supertex, Incorporated *                                 300           15,075
Taitron Components,
  Incorporated, Class A *                              4,000           17,000
Tecnomatix Technologies, Ltd. *                          600            8,175

    The accompanying notes are an integral part of the financial statements.

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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
ELECTRONICS - CONTINUED
TekTronix, Incorporated                               10,000      $   740,000
Tollgrade Communications, Incorporated *               7,500          993,750
United Industrial Corporation                          9,200           83,950
Varian Medical Systems, Incorporated *                23,800          931,175
Varian, Incorporated                                  16,000          738,000
Video Display Corporation                              3,800           21,850
Zygo Corporation                                         500           45,406
                                                                  -----------
                                                                    7,781,977

FINANCIAL SERVICES - 3.26%
Aegis Realty, Incorporated                             1,800           17,887
American Business Financial Services                   1,800           20,587
Annaly Mortgage Management, Incorporated               1,700           15,088
Arthur J. Gallagher & Company                          2,000           84,000
Asta Funding, Incorporated *                           2,300            7,188
Capital Corporation of The West *                      3,200           33,200
Carver Bancorp, Incorporated                           2,300           25,156
Circle International Group, Incorporated               9,800          246,225
Community Financial Corporation                        1,600           17,200
Enhance Financial Services
  Group, Incorporated                                  5,200           74,750
Federal Agricultural Mortgage
  Corporation, Class C *                               8,600          125,237
Fidelity Bancorp, Incorporated                           100            1,738
First Bancshares, Incorporated                         1,500           14,813
Gabelli Asset Management,
  Incorporated, Class A *                                100            2,500
Hawthorne Financial Corporation                        3,800           29,450
Hoenig Group, Incorporated                             6,000           58,875
HPSC, Incorporated                                     3,500           30,187
International Assets Holding Corporation *             1,900           10,450
International Bancshares Corporation                  13,000          424,125
ITLA Capital Corporation *                             1,700           24,650
JB Oxford Holdings, Incorporated *                       200              700
JW Genesis Financial Corporation                       1,966           17,203
KBK Capital Corporation *                              3,600           15,300
Kirlin Holding Corporation                             3,300            7,838
Liberty Financial Companies, Incorporated              4,099           89,922
M H Meyerson & Company                                 5,500           23,375
Maxcorp Financial Group, Incorporated                  8,000           12,500
MB Financial, Incorporated                             1,300           15,925
Mego Financial Corporation 8                           3,366           13,937
Metris Companies, Incorporated                        46,800        1,175,850
Morgan Keegan, Incorporated                            7,200          106,200
North Central Bancshares, Incorporated                 2,500           34,687
NZ Corporation *                                       3,000           14,625
Peoples Bancshares, Incorporated                         200            3,050
Point West Capital Corporation *                       3,100           10,850
Southwest Securities Group, Incorporated               9,600          357,600
Student Loan Corporation                               4,000          168,000
Tucker Anthony Sutro                                  10,100          181,800


                                                     SHARES          VALUE
                                                     ------          -----
FINANCIAL SERVICES - CONTINUED
UMB Financial Corporation                             13,550      $   444,609
                                                                  -----------
                                                                    3,957,277

FOOD & BEVERAGES - 0.64%
Dreyers Grand Ice Cream, Incorporated                 12,300          258,300
Farmer Brothers Company                                  800          140,000
Fresh Choice, Incorporated *                           3,700           11,100
Genesee Corporation, Class B                           1,300           24,213
Golden Enterprises, Incorporated                       5,600           17,150
International Multifoods Corporation                   5,600           96,950
J & J Snack Foods Corporation *                        6,500          116,187
John B. San Filippo & Son, Incorporated *             10,100           29,669
M & F Worldwide Corporation *                          2,400           13,500
National Beverage Corporation                          4,000           32,500
Ravenswood Winery, Incorporated                        1,300           17,550
Seabord Corporation                                       90           15,480
                                                                  -----------
                                                                      772,599

FOREST PRODUCTS - 0.19%
Baltek Corporation *                                   2,100           14,963
Pope & Talbot, Incorporated                           13,400          214,400
                                                                  -----------
                                                                      229,363

GAS & PIPELINE UTILITIES - 1.80%
Energen Corporation                                    2,800           61,075
Equitable Resources, Incorporated                     13,900          670,675
Louis Dreyfus Natural Gas Corporation                  7,000          219,187
UGI Corporation                                       23,300          477,650
Western Resources, Incorporated                       48,700          754,850
                                                                  -----------
                                                                    2,183,437

HOMEBUILDERS - 0.16%
M.D.C. Holdings, Incorporated                            100            1,862
Southern Energy Homes, Incorporated *                  3,300            3,300
Walter Industries, Incorporated                       12,500          142,969
Washington Homes, Incorporated                         6,900           41,400
                                                                  -----------
                                                                      189,531

HOTELS & RESTAURANTS - 1.81%
Applebees International, Incorporated                 14,200          430,437
Argosy Gaming Corporation *                           14,700          211,312
Aztar Corporation *                                   12,200          189,100
Buffets, Incorporated *                               26,100          331,144
CBRL Group, Incorporated                              10,000          146,875
Crown Group, Incorporated *                            2,600           13,244
Garden Fresh Restaurant Corporation *                  5,300           55,319
Isle of Capri Casinos, Incorporated *                  1,800           24,412
Lone Star Steakhouse & Saloon                         25,500          258,187
Luby's Cafeterias, Incorporated                        8,000           64,000
Max & Ermas Restaurants, Incorporated                  1,900           15,794
Motor Gaming Group, Incorporated *                     2,700           13,416
Panera Bread Company, Class A *                        9,200           93,150


    The accompanying notes are an integral part of the financial statements.

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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
HOTELS & RESTAURANTS - CONTINUED
Rare Hospitality
  International, Incorporated *                          800      $    22,600
Ruby Tuesday, Incorporated                             1,000           12,563
Ryan's Family Steak Houses, Incorporated *            22,900          193,219
Sonesta International Hotels
  Corporation, Class A                                 4,200           35,175
Sunburst Hospitality Corporation *                     7,400           32,837
Uno Restaurant Corporation *                           2,100           22,444
Vicorp Restaurants, Incorporated                       2,200           40,150
                                                                  -----------
                                                                    2,205,378

HOUSEHOLD APPLIANCES - 0.41%
Associate Matls, Incorporated                            900           13,500
Business Resource Group *                              4,200           26,775
Chromcraft Revington, Incorporated *                   6,500           75,562
Citadel Holding Corporation, Class A *                 1,500            4,594
Flexsteel Industries, Incorporated                       400            4,900
Lesco, Incorporated                                    6,800          103,275
National Presto Industries, Incorporated               2,000           61,500
Schuler Homes, Incorporated, ADR *                     5,000           30,625
Stanley Furniture, Incorporated *                      6,400          140,800
Swiss Army Brands, Incorporated *                      6,300           32,288
Transtechnology Corporation                              600            6,600
                                                                  -----------
                                                                      500,419

HOUSEHOLD PRODUCTS - 0.38%
Lancaster Colony Corporation                           3,200           61,400
Topps, Incorporated *                                 34,600          397,900
                                                                  -----------
                                                                      459,300

INDUSTRIAL MACHINERY - 0.45%
Ampco-Pittsburgh Corporation                           7,700           85,663
BHA Group Holdings,
  Incorporated, Class A                                  500            4,875
Collins Industries, Incorporated                       7,200           36,000
CPAC, Incorporated                                       600            4,500
General Bearing Corporation *                          1,400            6,825
Key Technology, Incorporated *                         2,300           19,550
McClain Industries, Incorporated                         300            1,500
Oilgear Company                                        1,300           10,888
Olympic Steel, Incorporated                            7,200           25,200
Quipp, Incorporated *                                  1,600           30,400
SPX Corporation *                                      1,400          169,312
Summa Industries *                                     2,200           26,125
Tecumseh Products Company, Class B                     3,100          127,681
                                                                  -----------
                                                                      548,519

INDUSTRIALS - 0.03%
Federal Screw Works                                      900           36,900
                                                                  -----------

INSURANCE - 1.01%
Farm Family Holdings, Incorporated *                     500           15,469
Financial Industries Corporation                       3,300           26,813
Highlands Insurance Group, Incorporated                3,100           29,062
Independence Holding Company                           1,900           23,275
Intercontinental Life Corporation *                    8,100           68,850
Interstate National Dealer Services *                  4,900           25,725
Kansas City Life Insurance Company                     2,500           67,187
Merchants Group, Incorporated                          1,000           16,625


                                                     SHARES          VALUE
                                                     ------          -----
INSURANCE - CONTINUED
Midland Company                                        3,000      $    73,500
National Security Group, Incorporated                  1,900           22,325
National Western Life
  Insurance Company, Class A *                         1,700          122,400
PMA Capital Corporation, Class A                      13,300          252,700
Renaissancere Holdings                                10,900          474,831
Standard Management Corporation *                      2,900           10,331
United Trust Group, Incorporated *                       100              638
                                                                  -----------
                                                                    1,229,731

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.56%
Ask Jeeves, Incorporated *                            20,300          366,669
Caredata.com, Incorporated *                           2,400            4,050
Keynote Systems, Incorporated *                        4,400          310,475
                                                                  -----------
                                                                      681,194

INVESTMENT COMPANIES - 2.05%
Affiliated Managers Group, Incorporated *              6,300          286,650
Dain Rauscher Corporation                             10,600          699,600
Eaton Vance Corporation                               21,800        1,008,250
John Nuveen Company, Class A                           6,400          268,400
Raymond James Financial, Incorporated                  6,600          148,500
Stifel Financial Corporation                           7,407           77,773
                                                                  -----------
                                                                    2,489,173

LEISURE TIME - 0.44%
Allen Organ Company, Class B                           1,300           74,750
Ellett Brothers, Incorporated                            100              350
Gametech International, Incorporated *                 3,000           13,875
Handleman Company                                     17,500          218,750
IlX, Incorporated *                                    3,400            7,225
Lakes Gaming, Incorporated                             7,500           66,562
Mikohn Gaming Corporation                              8,500           67,469
Movie Gallery, Incorporated                            3,000           11,625
Navigant International, Incorporated *                 3,000           28,875
Rexhall Industries, Incorporated *                     2,300           11,644
Saucony, Incorporated, Class A *                       3,800           38,950
                                                                  -----------
                                                                      540,075

LIQUOR - 0.02%
Todhunter International, Incorporated *                3,000           23,625
                                                                  -----------

MANUFACTURING - 0.11%
Lydall, Incorporated                                  12,200          129,625
                                                                  -----------

METAL & METAL PRODUCTS - 1.33%
Inco, Ltd. *                                           7,200          110,700
Mueller Industry, Incorporated                        28,900          809,200
Timken Company                                        37,400          696,575
                                                                  -----------
                                                                    1,616,475

MINING - 0.62%
Brush Wellman, Incorporated                            8,900          139,062
Fansteel, Incorporated *                               4,000           15,750
Lincoln Electric Holding, Incorporated                31,100          443,175
Penn Virginia Corporation                              3,500           86,188
Stillwater Mining Company *                            2,700           75,263
                                                                  -----------
                                                                      759,438

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
MOBILE HOMES - 0.27%
Coachmen Industries, Incorporated                     14,400      $   165,600
Skyline Corporation                                    7,400          159,100
                                                                  -----------
                                                                      324,700
NEWSPAPERS - 0.17%
Pulitzer, Incorporated                                 4,800          202,500
                                                                  -----------

OFFICE FURNISHINGS & SUPPLIES - 0.30%
Kimball International,
  Incorporated, Class B                               24,800          365,800
                                                                  -----------

PAPER - 0.23%
Badger Paper Mills, Incorporated *                     1,700            6,906
Chesapeake Corporation                                 4,100          121,463
P.H. Glatfelter Company                               14,600          148,737
                                                                  -----------
                                                                      277,106

PETROLEUM SERVICES - 0.49%
Atwood Oceanics, Incorporated *                        9,200          408,250
Kaneb Services, Incorporated *                        14,100           56,400
Miller Exploration Company                               500              719
Oceaneering International, Incorporated *              6,600          125,400
Petroleum Development Corporation *                      600            3,075
                                                                  -----------
                                                                      593,844

PHOTOGRAPHY - 0.51%
Polaroid Corporation                                  34,200          617,738
                                                                  -----------

POLLUTION CONTROL - 0.01%
MFRI, Incorporated                                     4,300           16,125
                                                                  -----------

PUBLISHING - 0.09%
Courier Corporation                                      650           18,362
Media General, Incorporated, Class A                     400           19,425
Nelson Thomas, Incorporated                            8,400           71,925
Primesource Corporation                                  300            1,519
                                                                  -----------
                                                                      111,231

RAILROADS & EQUIPMENT - 0.08%
Canadian National Railway Company                      2,700           78,806
Kllm Transport Services, Incorporated *                2,400           18,975
                                                                  -----------
                                                                       97,781

REAL ESTATE - 3.89%
AMREP Corporation *                                    5,100           28,688
Brandywine Realty Trust SBI                           26,700          510,637
Cabot Industrial Trust SBI                            15,600          307,125
Captec Net Lease Realty, Incorporated                  3,300           36,300
CBL & Associates Properties, Incorporated             14,500          361,594
Center Trust, Incorporated                            44,600          225,787
Charles E. Smith Residential                           1,600           60,800
Cornerstone Realty Income
  Trust, Incorporated                                 31,500          315,000
DeWolfe Company, Incorporated                          3,300           23,925
First Industrial Realty Trust, Incorporated           24,100          710,950
Glenborough Realty Trust, Incorporated                 1,500           26,156
Healthcare Realty Trust                               35,000          597,187


                                                     SHARES          VALUE
                                                     ------          -----
REAL ESTATE - CONTINUED
LNR Property Corporation                               5,300      $   103,350
Pan Pacific Retail Properties, Incorporated            7,700          154,963
Prentiss Properties Trust SBI                         28,200          676,800
Prime Group Realty Trust SBI                             500            7,594
The Macerich Company, REIT                            24,500          540,531
W. P. Carey & Company LLC                                800           13,100
Xtra Corporation                                         600           23,663
                                                                  -----------
                                                                    4,724,150

RETAIL GROCERY - 0.33%
Andersons, Incorporated                                  800            7,600
Arden Group, Incorporated *                            2,700          105,469
Cantel Med Corporation, Class B *                      2,500           15,000
Foodarama Supermarkets *                               1,100           26,606
Mexican Restaurants, Incorporated *                    2,000            6,563
Ruddick Corporation                                   16,200          191,362
Schultz Sav-O Stores, Incorporated                     1,800           18,675
Village Super Market,
  Incorporated, Class A                                2,700           33,413
                                                                  -----------
                                                                      404,688

RETAIL TRADE - 2.43%
Bon-Ton Stores, Incorporated *                         3,400            7,863
Burlington Coat Factory Warehouse *                   23,100          249,769
Cache, Incorporated *                                    100              369
Debenture Shops, Incorporated                          2,600           32,500
Elder Beerman Stores Corporation *                     7,900           32,587
Footstar, Incorporated *                               7,700          256,025
Gadzooks, Incorporated *                               9,600          111,450
Gart Sports Company *                                  3,300           19,800
Gottschalks, Incorporated *                            3,700           23,356
Hancock Fabrics, Incorporated                          9,300           39,525
IPI, Incorporated *                                    3,800           11,875
J.W. Mays, Incorporated                                1,600            8,000
Mens Wearhouse, Incorporated                           1,200           26,775
Michael's Stores, Incorporated                         3,400          155,762
PC Connection, Incorporated                            6,250          356,250
Pier 1 Imports, Incorporated                          74,100          722,475
Rex Stores Corporation *                               7,000          163,187
S & K Famous Brands, Incorporated *                    4,000           27,500
Shoe Carnival, Incorporated *                          8,400           52,500
Sound Advice, Incorporated *                             900            8,606
Spiegel, Incorporated, Class A                        16,800          142,800
Sport Chalet, Incorporated                             6,600           30,525
Sport Supply Group, ncorporated *                        500            2,313
Syms Corporation *                                    14,300           56,306
The Dress Barn *                                      11,000          243,375
Tractor Supply Company *                               1,000           16,563
Transport World Entertainment Corporation *            1,900           23,038
Value City Department Stores, Incorporated            14,000          133,000
                                                                  -----------
                                                                    2,954,094

SEMICONDUCTORS - 6.64%
ATMI, Incorporated *                                   1,700           79,050
Cypress Semiconductor Corporation *                    5,400          228,150
Elantec Semiconductor, Incorporated *                  7,100          494,337
General Semiconductor, Incorporated *                 18,100          266,975


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
SEMICONDUCTORS - CONTINUED
Integrated Device Technology *                         2,300      $   137,713
International Rectifier Corporation *                  8,600          481,600
LAM Research Corporation *                            27,900        1,046,250
Lattice Semiconductor Corporation *                   11,700          808,762
Mattson Technology, Incorporated                       7,000           27,500
Phoenix Technology, Ltd. *                            12,000          195,750
PRI Automation, Incorporated *                         8,500          555,820
Richardson Electronics, Ltd.                           3,000           48,188
Silicon Valley Group, Incorporated *                  22,400          579,600
Siliconix, Incorporated *                              4,500          303,750
Techdyne, Incorporated *                               5,400           13,500
Technitrol, Incorporated                                 300           29,063
Telcom Semiconductor, Incorporated *                  13,600          549,100
Three Five Systems, Incorporated *                    12,900          761,100
Varian Semiconductor
  Equipment, Incorporated                             19,700        1,237,406
Xicor, Incorporated                                    3,800           25,413
                                                                  -----------
                                                                    8,069,027

SOFTWARE - 4.75%
American Software,
  Incorporated, Class A *                              5,000           25,625
Axent Technologies, Incorporated *                    21,700          538,431
Cerner Corporation *                                  21,100          574,975
CSP, Incorporated *                                    3,895           31,160
Direct Focus, Incorporated *                           5,300          259,700
Documentum, Incorporated *                             3,100          277,063
Group 1 Software, Incorporated *                         600           10,350
GSE Systems, Incorporated *                              500            2,250
Imation Corporation *                                 31,900          937,062
Informix Corporation *                                38,050          282,997
JDA Software Group, Incorporated *                     9,900          189,956
Manugistics Group, Incorporated                        3,600          168,300
Mentor Graphics Corporation                           35,900          713,513
Merant PLC, ADR *                                      7,000           71,313
Mercury Interactive Corporation                       10,900        1,054,575
Microtest, Incorporated                                1,600           13,400
Paradigm Geophysical, Ltd. *                           2,400           14,400
Pomeroy Computer Resources *                           4,800           70,800
Progress Software Corporation *                        9,100          163,231
Quality Systems *                                      4,800           36,000
Software Spectrum, Incorporated *                      3,200           55,400
Symantec Corporation *                                 5,200          280,475
                                                                  -----------
                                                                    5,770,976

STEEL - 0.05%
Pitt DesMoines, Incorporated                           3,200           60,800
                                                                  -----------

TELECOMMUNICATIONS SERVICES - 0.58%
Atlantic Tele-Network, Incorporated                    2,560           24,160
Centigram Communications Corporation *                 2,800           71,575
Digital Lightwave, Incorporated *                        400           40,200
Mastec, Incorporated                                  14,950          570,903
Vodavi Technology, Incorporated                          800            1,900
                                                                  -----------
                                                                      708,738


                                                     SHARES          VALUE
                                                     ------          -----
TELEPHONE - 0.10%
Conestoga Enterprises, Incorporated                    4,800           87,900
Hector Communications Corporation                      3,000      $    39,000
                                                                  -----------
                                                                      126,900

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Russ Berrie & Company, Incorporated                    9,400          180,950
                                                                  -----------

TRANSPORTATION - 0.05%
International Aircraft Investors *                     3,500           18,375
Marten Transport, Ltd.                                 3,500           45,500
                                                                  -----------
                                                                       63,875

TRUCKING & FREIGHT - 1.60%
American Freightways Corporation *                    18,500          268,250
Boyd Brothers Transportation, Incorporated *           2,600           10,725
Forward Air Corporation *                             12,250          490,000
Kenan Transport Company                                2,100           42,525
Landstar Systems, Incorporated *                       7,500          446,719
Old Dominion Freight Lines,
  Incorporated *                                       2,700           26,326
Roadway Express, Incorporated                         10,300          241,406
U.S. Freightways Corporation                           5,300          130,181
Yellow Corporation                                    19,500          287,625
                                                                  -----------
                                                                    1,943,757

TOTAL COMMON STOCKS
(Cost: $93,518,203)                                              $100,797,522
                                                                 ------------


                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                  ---------          -----
SHORT TERM INVESTMENTS - 13.22%
Navigator Securities Lending Trust,
  6.65%                                          $16,054,215      $16,054,215
                                                                  -----------

REPURCHASE AGREEMENTS - 3.81%
Repurchase Agreement with State Street
  Bank & Trust Company dated 06/30/2000 at
  5.50%, to be repurchased at $4,528,074
  on 07/03/2000, collateralized by
  $4,250,000 U.S. Treasury Bonds, 6.625%
  due 02/15/2027 (valued at $4,621,875,
  including interest)and
  $105,000 U.S. Notes, 6.25% due
  2/15/2003 (valued at $107,100,
  including interest)                            $ 4,630,000      $ 4,630,000
                                                                  -----------


TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
  (Cost: $114,202,419)                                           $121,481,737
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

GLOBAL EQUITY TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 87.25%
AUSTRALIA - 1.66%
CSR, Ltd.                                            2,176,880     $  6,040,737
Westpac Banking Corporation, Ltd.                    1,070,644        7,715,599
                                                                   ------------
                                                                     13,756,336

BELGIUM - 0.54%
Delhaize-Le Lion SA                                     74,480        4,454,797
                                                                   ------------

CANADA - 1.90%
Potash Corporation of
  Saskatchewan, Incorporated - CAD                     114,720        6,278,595
Telus Corporation                                      355,053        9,475,232
 due
                                                                   ------------
                                                                     15,753,827

DENMARK - 0.44%
Danisco A/S                                            108,400        3,619,945
                                                                   ------------

FRANCE - 6.96%
Alcatel                                                103,740        6,804,091
Danone                                                  63,260        8,394,814
Lafarge                                                 47,860        3,719,326
Michelin (CGDE)-B                                       85,150        2,732,249
Pernod-Ricard SA                                       127,700        6,949,169
Rhone Poulenc SA                                       174,480       12,734,745
TOTAL Fina SA, B Shares                                106,380       16,310,702
                                                                   ------------
                                                                     57,645,096

GERMANY - 3.31%
BASF AG                                                214,247        8,611,206
Bayer AG                                               198,990        7,766,212
Schering AG                                             12,466          683,134
VEBA AG                                                144,500        6,966,688
Volkswagen AG                                           89,610        3,395,507
                                                                   ------------
                                                                     27,422,747

HONG KONG - 0.92%
Hong Kong Electric Holdings, Ltd.                    2,365,000        7,614,842
                                                                   ------------

IRELAND - 1.41%
Bank Of Ireland                                        873,820        5,468,421
Green Property Company                               1,057,285        6,207,751
                                                                   ------------
                                                                     11,676,172

ITALY - 1.97%
ENI SPA, ADR                                           782,260        4,518,285
Telecom Italia SPA-RNC                               1,785,040       11,844,040
                                                                   ------------
                                                                     16,362,325

JAPAN - 11.70%
Daiichi Pharmaceutical Company                         176,000        4,461,995
Fuji Photo Film Company                                246,000       10,062,109
Fujitsu, Ltd.                                           62,000        2,144,480
Hitachi, Ltd.                                          809,000       11,665,520
Matsushita Electric
  Industrial Company, Ltd.                             159,000        4,120,918
Mitsubishi Electric                                    539,000        5,831,695
  Corporation
Mitsui & Company, Ltd.                                 566,000        4,320,814
Nippon Telegraph & Telephone
  Corporation                                            1,573       20,903,163
Pioneer Electronic                                     122,000        4,748,693
Sankyo Company                                         187,000     $  4,220,961
Sumitomo Bank, Ltd.                                    336,000        4,116,677
Sumitomo Marine & Fire                                 659,000        3,832,082
Tokyo Gas Company                                    1,862,000        5,229,499
Toppan Printing Company                                545,000        5,763,065
Toshiba Corporation                                    488,000        5,505,264
                                                                   ------------
                                                                     96,926,935

NETHERLANDS - 4.46%
Akzo Nobel NV, ADS                                      91,480        3,886,452
International Nederlanded Groep NV                     120,621        8,153,110
Philips Electronics NV                                 285,510       13,465,280
Royal Dutch Petroleum
  Company, GDR                                         186,420       11,476,481
                                                                   ------------
                                                                     36,981,323

PORTUGAL - 0.13%
Cimpor-Cimentos de Portugual SA                         55,222        1,054,409
                                                                   ------------

SINGAPORE - 0.23%
United Overseas Bank                                   298,000        1,949,855
                                                                   ------------

SPAIN - 2.20%
Iberdrola SA                                           461,120        5,943,125
Telefonica SA                                          573,032       12,309,162
                                                                   ------------
                                                                     18,252,287

SWEDEN - 1.07%
Nordbanken Holding AB                                1,173,850        8,850,456
                                                                   ------------

SWITZERLAND - 4.70%
Compagnie Financiere
  Richemont AG                                           3,150        8,486,636
Holderbank Financiere Glarus AG-B                        4,675        5,731,625
Nestle SA                                                7,270       14,550,696
Swisscom AG                                             14,290        4,949,335
UBS AG                                                  35,440        5,192,276
                                                                   ------------
                                                                     38,910,568

UNITED KINGDOM - 15.29%
Allied Domecq PLC                                    2,275,860       12,052,610
Baa PLC                                                494,000        3,961,598
Bernard Matthews PLC                                 1,221,430        2,605,885
Blue Circle Industries                               1,234,151        7,964,433
British Aerospace PLC                                1,219,100        7,599,834
British Telecommunication                              626,500        8,095,552
Burmah Castrol PLC                                     236,958        5,973,294
Cadbury Schweppes                                    1,832,600       12,034,414
Diageo PLC                                             925,321        8,302,610
Granada Group                                          203,975        2,036,988
Great University Stores                                609,900        3,922,068
Imperial Tobacco                                       803,000        7,691,070
J. Sainsbury                                         1,430,894        6,495,256
Reckitt & Colman                                       738,653        8,270,651
Royal & Sun Alliance                                 1,212,497        7,870,558
Vodafone AirTouch Group PLC                            705,900        2,851,819
WPP Group PLC                                          733,400       10,708,675
Zeneca Group PLC                                       177,000        8,262,205
                                                                   ------------
                                                                    126,699,520
UNITED STATES - 28.36%
Albertsons, Incorporated                               432,349       14,375,604
Alcoa, Incorporated                                    379,680       11,010,720


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
UNITED STATES - 28.36%
American Home Products
  Corporation                                           44,700     $  2,626,125
B.F. Goodrich Company                                  155,580        5,299,444
BJ's Wholesale Club, Incorporated*                     204,040        6,733,320
Boise Cascade Corporation                              284,440        7,359,885
Borg-Warner Automotive,
  Incorporated                                         175,490        6,164,086
Bristol-Myers Squibb Company                            64,700        3,768,775
Cadiz, Incorporated *                                  444,200        3,553,600
Chase Manhattan Corporation                            326,373       15,033,556
Comsat Corporation, Series 1                           219,990        5,431,003
Deere & Company                                         43,930        1,625,410
First Data Corporation                                  81,100        4,024,588
Fort James Corporation                                 321,300        7,430,063
General Dynamics Corporation                           177,980        9,299,455
GenRad, Incorporated *                                 220,300        1,982,700
Georgia-Pacific Corporation                            149,980        3,936,975
GTE Corporation *                                      207,110       12,892,597
Honeywell International,
  Incorporated                                          36,700        1,236,331
Houghton Mifflin Company                               138,420        6,462,484
MBIA, Incorporated                                     155,660        7,500,866
Mellon Financial Corporation                           314,890       11,473,804
Metlife, Incorporated                                  208,700        4,395,744
NCR Corporation                                        196,661        7,657,488
New York Times Company, Class A                         99,080        3,913,660
Pharmacia & Upjohn, Incorporated                       139,022        7,185,700
Philip Morris Companies,
  Incorporated                                         733,610       19,486,516
Rockwell International Corporation                      76,100        2,397,150
SBC Communications, Incorporated                       265,750       11,493,687
Sears Roebuck & Company                                250,800        8,182,350
Tupperware Corporation                                 229,640        5,052,080
U.S. Bancorp                                           263,860        5,079,304
Unicom Corporation                                     281,360       10,885,114
                                                                   ------------
                                                                    234,950,184
TOTAL COMMON STOCKS
(Cost: $679,800,872)                                               $722,881,625
                                                                   ------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 8.97%
Navigator Securities Lending Trust,
6.65%                                              $74,329,754     $ 74,329,754
                                                                   ------------
REPURCHASE AGREEMENTS - 3.78%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $31,352,363 on
07/03/2000, collateralized by
$32,285,000 U.S. Treasury Notes,
5.75% due 11/30/2002 (valued at
$31,968,478, including interest)                   $31,338,000     $ 31,338,000
                                                                   ------------
TOTAL INVESTMENTS (GLOBAL EQUITY
TRUST) (Cost: $785,468,626)                                        $828,549,379
                                                                   ============



The Trust had the following five top industry concentrations at June 30, 2000 (as a percentage of total value of investments):

Banking                             8.97%
Telephone                           7.83%
Food & Beverages                    7.62%
Telecommunications Services         5.81%
Drugs & Health                      5.30%


GROWTH TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 95.14%
AEROSPACE - 1.69%
Boeing Company                                         224,300     $  9,378,544
Teledyne Technologies,                                  67,800        1,135,650
  Incorporated *
United Technologies                                     63,300        3,726,787
  Corporation
                                                                   ------------
                                                                     14,240,981

BANKING - 0.22%
MBNA Corporation                                        69,500        1,885,188
                                                                   ------------

BROADCASTING - 0.87%
Clear Channel Communications *                          20,400        1,530,000
Viacom, Incorporated, Class B                           85,800        5,850,487
                                                                   ------------
                                                                      7,380,487

BUSINESS SERVICES - 2.97%
American Management Systems,
  Incorporated *                                       139,300        4,572,958
Automatic Data Processing,
  Incorporated                                          80,300        4,301,069
First Data Corporation                                  91,200        4,525,800
MedQuist, Incorporated                                  93,600        3,182,400
Viad Corporation                                       115,100        3,136,475
Yahoo, Incorporated                                     43,600        5,400,950
                                                                   ------------
                                                                     25,119,652

CHEMICALS - 0.73%
E.I. Du Pont De Nemours & Company                      140,400        6,142,500
                                                                   ------------

COMPUTERS & BUSINESS EQUIPMENT - 17.88%
Apple Computer, Incorporated *                         124,800        6,536,400
Cisco Systems, Incorporated *                          735,200       46,731,150
Dell Computer Corporation *                            310,800       15,326,325
EMC Corporation *                                      216,200       16,633,887
Hewlett-Packard Company                                115,300       14,398,088
International Business
  Machines Corporation                                 166,800       18,275,025
JDS Uniphase Corporation *                              64,800        7,767,900
Quantum Corporation *                                  337,100        3,729,169
Sun Microsystems, Incorporated *                       238,800       21,715,875
                                                                   ------------
                                                                    151,113,819

CRUDE PETROLEUM & NATURAL GAS - 0.47%
Devon Energy Corporation                                70,200        3,944,362
                                                                   ------------

DOMESTIC OIL - 0.46%
USX-Marathon Group                                     155,000        3,884,688
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTH CARE - 13.84%
Abbott Laboratories                                     91,000     $  4,055,188
American Home Products
  Corporation                                           55,100        3,237,125
Amgen, Incorporated *                                   85,400        5,999,350
Boston Scientific Corporation *                        322,800        7,081,425
Bristol-Myers Squibb Company                           161,300        9,395,725
Eli Lilly & Company                                    113,300       11,315,837
Johnson & Johnson                                       89,600        9,128,000
Medtronic, Incorporated                                 35,300        1,758,381
Merck & Company, Incorporated                          152,400       11,677,650
Pacificare Health Systems *                             75,900        4,568,231
Pfizer, Incorporated                                   532,825       25,575,600
Schering-Plough Corporation                            200,400       10,120,200
St. Jude Medical,                                      132,300        6,069,263
  Incorporated *
Universal Health Services,
  Incorporated, Class B *                               37,900        2,482,450
Wellpoint Health Networks,
  Incorporated, Class A                                 61,700        4,469,394
                                                                   ------------
                                                                    116,933,819

ELECTRICAL EQUIPMENT - 5.96%
General Electric Company                               950,800       50,392,400
                                                                   ------------

ELECTRONICS - 4.51%
Analog Devices, Incorporated *                          78,000        5,928,000
Applied Materials,                                     151,500       13,729,687
  Incorporated *
Linear Technology Corporation                           64,000        4,092,000
Lucent Technologies, Incorporated                      225,900       13,384,575
Motorola, Incorporated                                  33,900          985,219
                                                                   ------------
                                                                     38,119,481

FINANCIAL SERVICES - 2.42%
American Express Company                                42,300        2,204,887
Association First Capital
  Corporation, Class A                                  88,100        1,965,731
Charles Schwab Corporation                              38,700        1,301,288
Citigroup, Incorporated                                 90,000        5,422,500
Federal Home Loan Mortgage
  Corporation                                           92,100        3,730,050
Federal National Mortgage
  Association                                           77,100        4,023,656
Metris Companies, Incorporated                          70,500        1,771,313
                                                                   ------------
                                                                     20,419,425

FOOD & BEVERAGES - 2.48%
International Home Foods,
  Incorporated *                                       214,100        4,482,719
PepsiCo, Incorporated                                  152,000        6,754,500
The Coca-Cola Company                                  169,600        9,741,400
                                                                   ------------
                                                                     20,978,619

HOUSEHOLD APPLIANCES - 0.56%
Maytag Corporation                                     128,100        4,723,687
                                                                   ------------

HOUSEHOLD PRODUCTS - 0.53%
Colgate-Palmolive Company                               45,500        2,724,312
Procter & Gamble Company                                31,200        1,786,200
                                                                   ------------
                                                                      4,510,512

INDUSTRIAL MACHINERY - 0.43%
Cognex Corporation *                                    69,500        3,596,625
                                                                   ------------

INSURANCE - 0.26%
AFLAC, Incorporated                                     47,800     $  2,195,813
                                                                   ------------

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 2.42%
America Online, Incorporated *                         279,800       14,759,450
Juniper Networks,                                       39,000        5,676,937
  Incorporated *
                                                                   ------------
                                                                     20,436,387

NEWSPAPERS - 0.82%
Central Newspapers,
  Incorporated, Class A                                 42,300        2,675,475
Dow Jones & Company, Incorporated                       58,000        4,248,500
                                                                   ------------
                                                                      6,923,975

PETROLEUM SERVICES - 0.55%
Apache Corporation                                      46,300        2,723,019
BJ Services Company *                                   31,000        1,937,500
                                                                   ------------
                                                                      4,660,519

PUBLISHING - 1.65%
McGraw-Hill Companies,
  Incorporated                                         117,800        6,361,200
Time Warner, Incorporated                              100,100        7,607,600
                                                                   ------------
                                                                     13,968,800

RETAIL TRADE - 6.10%
Best Buy Company, Incorporated *                        81,100        5,129,575
BJ's Wholesale Club, Incorporated *                     94,600        3,121,800
Circuit City Stores,                                    56,300        1,868,456
  Incorporated
Home Depot, Incorporated                               229,050       11,438,184
RadioShack Corporation                                  52,100        2,468,238
Target Corporation                                      63,200        3,665,600
Tiffany & Company                                       55,000        3,712,500
Wal-Mart Stores, Incorporated                          295,300       17,016,663
Zale Corporation                                        85,000        3,102,500
                                                                   ------------
                                                                     51,523,516

SEMICONDUCTORS - 10.42%
Altera Corporation *                                    40,600        4,138,662
Broadcom Corporation, Class A *                         18,900        4,137,919
Intel Corporation                                      410,500       54,878,719
Teradyne, Incorporated *                                95,200        6,997,200
Texas Instruments,                                     160,600       11,031,212
  Incorporated
Xilinx, Incorporated                                    82,800        6,836,175
                                                                   ------------
                                                                     88,019,887

SOFTWARE - 9.58%
Adobe Systems, Incorporated                             45,200        5,876,000
Computer Associates
  International, Incorporated                          124,600        6,377,963
Microsoft Corporation                                  455,400       36,432,000
Oracle Systems Corporation                             263,700       22,167,281
Symantec Corporation *                                 106,500        5,744,344
VERITAS Software Corporation                            38,600        4,362,403
                                                                   ------------
                                                                     80,959,991

TELECOMMUNICATIONS SERVICES - 2.76%
ADC Telecommunications,
  Incorporated *                                       111,000        9,310,125
Corning, Incorporated                                   31,200        8,420,100
Inet Technologies,                                      50,000        2,712,500
  Incorporated *
QUALCOMM, Incorporated *                                48,400        2,904,000
                                                                   ------------
                                                                     23,346,725

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
TELEPHONE - 3.53%
Bell Atlantic Corporation                               22,200     $  1,128,038
Nextel Communications,
  Incorporated, Class A *                               55,600        3,402,025
SBC Communications, Incorporated                       149,600        6,470,200
Sprint Corporation (PCS                                129,500        7,705,250
  Group) *
WorldCom, Incorporated                                 243,100       11,152,212
                                                                   ------------
                                                                     29,857,725

TOBACCO - 1.03%
Philip Morris Companies,
  Incorporated                                         327,100        8,688,594
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $696,733,852)                                               $803,968,177
                                                                   ------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ---------          -----
SHORT TERM INVESTMENTS - 3.92%
Navigator Securities Lending Trust,
6.65%                                              $33,121,839     $ 33,121,839
                                                                   ------------
REPURCHASE AGREEMENTS - 0.94%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $7,980,656 on
07/03/2000, collateralized by
$8,220,000 U.S. Treasury Notes,
5.75% due 11/30/2002 (valued at
$8,139,411, including interest)                    $ 7,977,000     $  7,977,000
                                                                   ------------
TOTAL INVESTMENTS (GROWTH TRUST)
(Cost: $737,832,691)                                               $845,067,016
                                                                   ============

LARGE CAP GROWTH TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCKS - 88.76%
AEROSPACE - 0.91%
Boeing Company                                          52,750     $  2,205,609
United Technologies Corporation                         53,200        3,132,150
                                                                   ------------
                                                                      5,337,759
BANKING - 1.16%
FleetBoston Financial Corporation                      134,400        4,569,600
Mellon Financial Corporation                            17,000          619,438
State Street Corporation                                15,400        1,633,362
                                                                   ------------
                                                                      6,822,400
BROADCASTING - 3.80%
American Telephone &
  Telegraph Corporation-Liberty
  Media Group, Class A *                               148,800        3,608,400
Cablevision Systems
  Corporation, Class A *                                15,300        1,038,488
Comcast Corporation, Class A *                          91,700        3,713,850
EchoStar Communications
  Corporation, Class A *                                25,500          844,289
Fox Entertainment Group,
  Incorporated, Class A *                               69,200     $  2,101,950
Grupo Televisa SA, ADR *                                44,600        3,074,612
Infinity Broadcasting
  Corporation, Class A *                                28,500        1,038,469
Pegasus Communications
  Corporation *                                         11,700          574,031
Univision Communications,
  Incorporated, Class A *                               17,500        1,811,250
Viacom, Incorporated, Class B                           65,551        4,469,759
                                                                   ------------
                                                                     22,275,098
BUSINESS SERVICES - 2.88%
Automatic Data Processing,
  Incorporated                                          97,700        5,233,056
Comdisco, Incorporated                                  26,200          584,588
First Data Corporation                                  22,900        1,136,412
Robert Half International,
  Incorporated *                                         8,500          242,250
TMP Worldwide, Incorporated *                           45,200        3,336,325
United Parcel Service,
  Incorporated, Class B                                 26,500        1,563,500
World Access, Incorporated                              45,540          503,786
WPP Group PLC                                           35,000        2,541,875
Yahoo, Incorporated                                     14,400        1,783,800
                                                                   ------------
                                                                     16,925,592
CHEMICALS - 0.19%
Union Carbide Corporation                               22,200        1,098,900
                                                                   ------------

COMPUTERS & BUSINESS EQUIPMENT - 12.05%
Brocade Communications
  Systems, Incorporated *                                8,700        1,596,314
Cisco Systems, Incorporated *                          369,200       23,467,275
Citrix Systems, Incorporated *                          19,900          376,856
CNET Networks, Incorporated *                           26,300          645,994
Compaq Computer Corporation                             68,700        1,756,144
Dell Computer Corporation *                            175,700        8,664,206
EMC Corporation *                                       98,800        7,601,425
Gateway, Incorporated *                                 31,900        1,810,325
Hewlett-Packard Company                                 48,000        5,994,000
International Business
  Machines Corporation                                  59,600        6,529,925
JDS Uniphase Corporation *                              31,200        3,740,100
Sun Microsystems, Incorporated *                        93,900        8,539,031
                                                                   ------------
                                                                     70,721,595
CRUDE PETROLEUM & NATURAL GAS - 0.40%
Barrett Resources Corporation *                          2,400           73,050
Burlington Resources, Incorporated                      26,800        1,025,100
Devon Energy Corporation                                22,300        1,252,981
                                                                   ------------
                                                                      2,351,131
DOMESTIC OIL - 0.84%
Exxon Mobil Corporation                                 62,800        4,929,800
                                                                   ------------
DRUGS & HEALTH CARE - 14.99%
Affymetrix, Incorporated *                               5,400          891,675
Alkermes, Incorporated *                                24,600        1,159,275
Amgen, Incorporated *                                   50,500        3,547,625
Andrx Corporation *                                     22,500        1,438,242
Ariad Pharmaceuticals,                                  54,200          721,538
  Incorporated *
Arqule, Incorporated *                                  34,200          662,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTH CARE - CONTINUED
Becton Dickinson & Company                               8,700     $    249,581
Bristol-Myers Squibb Company                           172,900       10,071,425
Cell Therapeutics,                                      47,300        1,448,563
  Incorporated *
Eli Lilly & Company                                     60,000        5,992,500
Enzon, Incorporated *                                   22,400          952,000
Genetech, Incorporated *                                10,900        1,874,800
HCA Healthcare Company                                  42,200        1,281,825
Human Genome Sciences,
  Incorporated *                                        28,800        3,841,200
ImClone Systems, Incorporated *                          5,000          382,188
Immunex Corporation *                                   40,300        1,992,331
Johnson & Johnson                                       60,500        6,163,437
Medtronic, Incorporated                                 73,500        3,661,219
Merck & Company, Incorporated                          140,400       10,758,150
Millennium Pharmaceuticals,
  Incorporated                                          36,500        4,083,437
Novoste Corporation *                                    9,200          561,200
Pfizer, Incorporated                                   357,682       17,168,736
Protein Design Laboratories,
  Incorporated *                                         9,107        1,502,228
Schering-Plough Corporation                            149,900        7,569,950
                                                                   ------------
                                                                     87,975,750

ELECTRICAL EQUIPMENT - 5.49%
Emerson Electric Company                                40,300        2,433,112
General Electric Company                               501,500       26,579,500
Methode Electronics, Incorporated                       25,800          996,525
Omron Corporation                                       42,000        1,140,003
Sony Corporation                                        11,000        1,037,438
                                                                   ------------
                                                                     32,186,578

ELECTRIC UTILITIES - 0.61%
AES Corporation *                                       34,300        1,564,938
Calpine Corporation *                                   30,600        2,011,950
                                                                   ------------
                                                                      3,576,888

ELECTRONICS - 3.52%
Agilent Technologies,                                   52,949        3,904,989
  Incorporated *
Analog Devices, Incorporated *                          17,000        1,292,000
Applied Materials,                                       5,600          507,500
  Incorporated *
Kudelski SA                                                 15          188,684
Lexmark International Group,
  Incorporated, Class A                                 15,437        1,038,138
Linear Technology Corporation                           38,900        2,487,169
Lucent Technologies, Incorporated                       99,324        5,884,947
Motorola, Incorporated                                 134,100        3,897,281
Samsung Electronics, Ltd., GDR *                         7,300        1,427,150
                                                                   ------------
                                                                     20,627,858

FINANCIAL SERVICES - 6.27%
American Express Company                               105,200        5,483,550
Association First Capital
  Corporation, Class A                                 106,768        2,382,261
Charles Schwab Corporation                              56,100        1,886,363
Citigroup, Incorporated                                110,200        6,639,550
Federal Home Loan Mortgage
  Corporation                                          109,400        4,430,700
Federal National Mortgage
  Association                                          156,600        8,172,562
Goldman Sachs Group, Incorporated                        9,000          853,875
Metlife, Incorporated                                  130,500        2,748,656
Morgan Stanley Dean Witter &
  Company                                               21,800        1,814,850
Nomura Securities Company, Ltd.                         44,000     $  1,076,104
UTStarcom, Incorporated *                               41,900        1,272,713
                                                                   ------------
                                                                     36,761,184

FOOD & BEVERAGES - 1.97%
Heineken NV                                             22,100        1,345,054
Quaker Oats Company                                     35,000        2,629,375
The Coca-Cola Company                                  132,300        7,598,981
                                                                   ------------
                                                                     11,573,410

GAS & PIPELINE UTILITIES - 0.35%
Williams Companies, Incorporated                        49,700        2,071,869
                                                                   ------------

HOTELS & RESTAURANTS - 0.33%
McDonalds Corporation                                   38,000        1,251,625
MGM Grand, Incorporated                                 22,200          713,175
                                                                   ------------
                                                                      1,964,800

HOUSEHOLD PRODUCTS - 1.27%
Clorox Company                                          25,100        1,124,794
Gillette Company                                        51,600        1,802,775
Procter & Gamble Company                                63,700        3,646,825
Tupperware Corporation                                  39,700          873,400
                                                                   ------------
                                                                      7,447,794

INDUSTRIAL MACHINERY - 0.68%
Illinois Tool Works,                                    24,300        1,385,100
  Incorporated
Ingersoll-Rand Company                                  64,100        2,580,025
                                                                   ------------
                                                                      3,965,125

INSURANCE - 1.36%
American International Group,
  Incorporated                                          50,671        5,953,842
Chubb Corporation                                       33,400        2,054,100
                                                                   ------------
                                                                      8,007,942

INTERNATIONAL OIL - 0.93%
Chevron Corporation                                     35,700        3,027,806
Halliburton Company                                     51,400        2,425,438
                                                                   ------------
                                                                      5,453,244

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 1.61%
America Online, Incorporated *                          70,200        3,703,050
DoubleClick, Incorporated *                             25,300          964,562
Inktomi Corporation *                                    4,800          567,600
Juniper Networks, Incorporated *                        15,200        2,212,550
Lycos, Incorporated                                      4,300          232,200
Ticketmaster Online
  Citysearch, Class B *                                 62,500          996,094
Vignette Corporation                                    14,700          764,630
                                                                   ------------
                                                                      9,440,686

LEISURE TIME - 1.56%
Seagram, Ltd. - CAD                                      6,300          370,338
Segrarm, Ltd.                                            4,100          237,800
The Walt Disney Company                                220,857        8,572,012
                                                                   ------------
                                                                      9,180,150

LIQUOR - 0.64%
Anheuser-Busch Companies,
  Incorporated                                          50,100        3,741,844
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
MINING - 0.13%
Newmont Mining Corporation                              34,300     $    741,738
                                                                   ------------

NEWSPAPERS - 0.98%
Grupo Prisa SA                                          17,400          403,666
New York Times Company,
  Class A                                              102,200        4,036,900
United News &  Media PLC                                90,416        1,299,680
                                                                   ------------
                                                                      5,740,246

PAPER - 0.47%
Minnesota Mining &
  Manufacturing Company                                 33,700        2,780,250
                                                                   ------------

PETROLEUM SERVICES - 1.27%
Noble Drilling Corporation *                            69,100        2,846,056
Schlumberger, Ltd.                                      61,400        4,581,975
                                                                   ------------
                                                                      7,428,031

PUBLISHING - 0.99%
Time Warner, Incorporated                               76,600        5,821,600
                                                                   ------------

RETAIL TRADE - 3.84%
Best Buy Company, Incorporated *                        18,200        1,151,150
Home Depot, Incorporated                               141,750        7,078,641
Kohls Corporation *                                     28,900        1,607,563
Target Corporation                                      16,600          962,800
The Swatch Group AG                                      5,536        1,443,982
Wal-Mart Stores, Incorporated                          178,100       10,263,012
                                                                   ------------
                                                                     22,507,148

SEMICONDUCTORS - 8.31%
Altera Corporation *                                    23,800        2,426,112
Chartered Semiconductor
  Manufacturing, ADR *                                  24,700        2,223,000
Globespan Semiconductor,
  Incorporated *                                        12,900        1,574,808
Intel Corporation                                      188,800       25,240,200
KLA-Tencor Corporation *                                 5,700          333,806
LAM Research Corporation *                              71,200        2,670,000
LSI Logic Corporation *                                 18,400          995,900
Marvell Technology Group, Ltd.                             200           11,400
Micron Technology, Incorporated                         23,400        2,060,663
Novellus Systems, Incorporated *                        20,200        1,142,563
PMC-Sierra, Incorporated *                               5,300          941,744
Texas Instruments, Incorporated                        119,100        8,180,681
Vitesse Semiconductor Corporation                       13,300          978,381
                                                                   ------------
                                                                     48,779,258

SOFTWARE - 4.05%
BEA Systems, Incorporated *                             28,800        1,423,800
Microsoft Corporation                                  192,900       15,432,000
Oracle Systems Corporation                              38,400        3,228,000
VeriSign, Incorporated                                  12,300        2,170,950
VERITAS Software Corporation                            13,400        1,514,409
                                                                   ------------
                                                                     23,769,159

TELECOMMUNICATIONS SERVICES - 3.09%
Allegiance Telecom, Incorporated *                      10,750          688,000
Carlton Communciations                                 128,400        1,651,397
Corning, Incorporated                                   17,500        4,722,813
Cox Communications,
  Incorporated, Class A *                               56,500        2,574,281
McLeodUSA, Incorporated                                 46,100     $    953,694
Metromedia Fiber Network,
  Incorporated, Class A                                 74,400        2,952,750
Nokia Corporation, ADR                                  34,700        1,732,831
Nortel Networks Corporation                             24,900        1,699,425
Powertel, Incorporated *                                10,700          759,031
QUALCOMM, Incorporated *                                 6,600          396,000
                                                                   ------------
                                                                     18,130,222

TELEPHONE - 1.08%
American Telephone &
  Telegraph Corporation                                 26,641          842,522
DDI Corporation                                             69          663,305
SBC Communications, Incorporated                        20,445          884,246
Sprint Corporation (PCS Group) *                        35,800        2,130,100
Vodafone AirTouch Group PLC                            446,073        1,802,124
                                                                   ------------
                                                                      6,322,297

TOBACCO - 0.67%
Philip Morris Companies,                               148,500        3,944,531
  Incorporated
                                                                   ------------

TRAVEL SERVICES - 0.07%
Travelocity.com, Incorporated *                         25,500          417,563
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $477,584,780)                                               $520,819,440
                                                                   ------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ---------          -----
SHORT TERM INVESTMENTS - 6.67%
Navigator Securities Lending Trust,
6.65%                                              $39,144,625     $ 39,144,625
                                                                   ------------
REPURCHASE AGREEMENTS - 4.57%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.00%, to be
repurchased at $26,810,399 on
07/03/2000, collateralized by
$25,575,000 U.S. Treasury Notes,
7.875% due 11/15/2004 (valued at
$27,333,281, including interest)                   $26,797,000     $ 26,797,000
                                                                   ------------

TOTAL INVESTMENTS LARGE CAP GROWTH
TRUST) (Cost: $543,526,405)                                        $586,761,065
                                                                   ============

QUANTITATIVE EQUITY TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS - 89.89%
AEROSPACE - 1.68%
Honeywell International, Incorporated                  119,700     $  4,032,394
United Technologies Corporation                         88,200        5,192,775
                                                                   ------------
                                                                      9,225,169

AIR TRAVEL - 0.94%
Southwest Airlines Company                             271,600        5,143,425
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
BANKING - 1.27%
MBNA Corporation                                       166,800     $  4,524,450
Northern Trust Corporation                              19,900        1,294,744
Providian Financial                                     12,800        1,152,000
  Corporation
                                                                   ------------
                                                                      6,971,194

BROADCASTING - 1.24%
Entercom Communications
  Corporation *                                         46,700        2,276,625
Powerwave Technologies,
  Incorporated *                                        41,700        1,834,800
USA Networks, Incorporated *                           126,200        2,729,075
                                                                   ------------
                                                                      6,840,500

BUILDING MATERIALS & CONSTRUCTION - 0.41%
Masco Corporation                                      123,900        2,237,944
                                                                   ------------

BUSINESS SERVICES - 5.40%
Amdocs, Ltd.                                            35,800        2,747,650
Comdisco, Incorporated                                  17,100          381,544
Computer Sciences Corporation *                         49,200        3,674,625
Omnicom Group, Incorporated                             36,500        3,250,781
Outsource International, Incorporated                   65,000           73,125
Quanta Services, Incorporated *                         51,000        2,805,000
Robert Half International,
  Incorporated *                                        53,700        1,530,450
TMP Worldwide, Incorporated *                           35,100        2,590,819
Tyco International, Ltd.                               137,600        6,518,800
Yahoo, Incorporated                                     49,800        6,168,975
                                                                   ------------
                                                                     29,741,769

CHEMICALS - 1.00%
B.F. Goodrich Company                                   37,400        1,273,937
PPG Industries, Incorporated                            95,100        4,214,119
                                                                   ------------
                                                                      5,488,056

COMPUTERS & BUSINESS EQUIPMENT - 6.67%
Brocade Communications
  Systems, Incorporated *                               13,000        2,385,297
Cisco Systems, Incorporated *                          176,600       11,225,137
EMC Corporation *                                      131,400       10,109,588
JDS Uniphase Corporation *                              55,200        6,617,100
Manufacturers Services, Ltd. *                          14,300          294,044
Pitney Bowes, Incorporated                             100,100        4,004,000
Sandisk Corporation *                                   34,000        2,080,375
                                                                   ------------
                                                                     36,715,541

CRUDE PETROLEUM & NATURAL GAS - 0.93%
Conoco, Incorporated, Class A                          233,600        5,139,200
                                                                   ------------

DOMESTIC OIL - 1.33%
Anadarko Petroleum Corporation                          47,300        2,332,481
USX-Marathon Group                                     198,900        4,984,931
                                                                   ------------
                                                                      7,317,412

DRUGS & HEALTH CARE - 7.11%
Andrx Corporation *                                     27,700        1,770,636
Forest Laboratories, Incorporated *                     32,800        3,312,800
Guidant Corporation *                                  109,200        5,405,400
McKesson HBOC, Incorporated                             59,800        1,252,062
Medtronic, Incorporated                                 87,100        4,338,669
Pfizer, Incorporated                                   174,900        8,395,200
Schering-Plough Corporation                             79,900     $  4,034,950
Sepracor, Incorporated *                                23,800     $  2,870,875
Unitedhealth Group,                                     90,500        7,760,375
  Incorporated
                                                                   ------------
                                                                     39,140,967

ELECTRICAL EQUIPMENT - 3.51%
CIENA Corporation *                                     41,400        6,900,862
General Electric Company                               203,500       10,785,500
Vishay Intertechnology, Incorporated                    43,350        1,644,591
                                                                   ------------
                                                                     19,330,953

ELECTRIC UTILITIES - 2.24%
Calpine Corporation *                                   45,800        3,011,350
Duke Energy Company                                     76,600        4,318,325
Dynegy, Incorporated, Class A                           22,100        1,509,706
PECO Energy Company                                     16,000          645,000
Pinnacle West Capital Corporation                       41,300        1,399,037
Reliant Energy, Incorporated                            48,300        1,427,869
                                                                   ------------
                                                                     12,311,287

ELECTRONICS - 5.59%
Agilent Technologies, Incorporated *                    61,800        4,557,750
Amphenol Corporation, Class A *                         28,900        1,912,819
Applied Materials, Incorporated *                       73,000        6,615,625
Linear Technology Corporation                           78,100        4,993,519
Motorola, Incorporated                                 201,300        5,850,281
Scientific-Atlanta, Incorporated                        27,800        2,071,100
Solectron Corporation *                                114,300        4,786,312
                                                                   ------------
                                                                     30,787,406

FINANCIAL SERVICES - 5.41%
Association First Capital
  Corporation, Class A                                  74,600        1,664,512
Capital One Financial Corporation                       31,900        1,423,538
Charles Schwab Corporation                             141,450        4,756,256
Citigroup, Incorporated                                170,900       10,296,725
Federal National Mortgage
  Association                                          106,300        5,547,531
Morgan Stanley Dean Witter &
  Company                                               72,800        6,060,600
                                                                   ------------
                                                                     29,749,162

FOOD & BEVERAGES - 3.63%
Pepsi Bottling Group, Incorporated                     324,900        9,483,019
PepsiCo, Incorporated                                  154,300        6,856,706
Supervalu, Incorporated                                115,200        2,196,000
Sysco Corporation                                       34,600        1,457,525
                                                                   ------------
                                                                     19,993,250

GAS & PIPELINE UTILITIES - 2.24%
Coastal Corporation                                    115,400        7,024,975
Cooper Cameron Corporation *                            43,300        2,857,800
El Paso Energy Corporation                              48,500        2,470,469
                                                                   ------------
                                                                     12,353,244

HOTELS & RESTAURANTS - 0.48%
MGM Grand, Incorporated                                 82,900        2,663,163
                                                                   ------------

INDUSTRIAL MACHINERY - 1.65%
Capstone Turbine Corporation *                          14,300          644,394
Dover Corporation                                       63,300        2,567,606


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
INDUSTRIAL MACHINERY - CONTINUED
Ingersoll-Rand Company                                 102,100     $  4,109,525
Viasystems Group, Incorporated                         108,700        1,759,581
                                                                   ------------
                                                                      9,081,106

INSURANCE - 4.15%
American International Group,
  Incorporated                                          88,350       10,381,125
CIGNA Corporation                                       69,700        6,516,950
Marsh & McLennan Companies,
  Incorporated                                          56,950        5,947,716
                                                                   ------------
                                                                     22,845,791

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.43%
Genuity, Incorporated, Class A *                       154,600        1,415,556
Portal Software, Incorporated *                         15,000          958,125
                                                                   ------------
                                                                      2,373,681

INVESTMENT COMPANIES - 0.40%
T. Rowe Price Associates,
  Incorporated                                          52,100        2,214,250
                                                                   ------------

LEISURE TIME - 0.52%
Carnival Corporation, Class A                          145,800        2,843,100
                                                                   ------------

NEWSPAPERS - 0.56%
Dow Jones & Company, Incorporated                       42,400        3,105,800
                                                                   ------------

PAPER - 0.17%
Boise Cascade Corporation                               36,000          931,500
                                                                   ------------

PETROLEUM SERVICES - 0.52%
Apache Corporation                                      48,800        2,870,050
                                                                   ------------

PUBLISHING - 1.61%
McGraw-Hill Companies,
  Incorporated                                          78,500        4,239,000
Time Warner, Incorporated                               60,600        4,605,600
                                                                   ------------
                                                                      8,844,600

RETAIL GROCERY - 2.18%
Kroger Company *                                       232,500        5,129,531
Safeway, Incorporated *                                152,000        6,859,000
                                                                   ------------
                                                                     11,988,531

RETAIL TRADE - 7.44%
CVS Corporation                                        225,700        9,028,000
Home Depot, Incorporated                               126,500        6,317,094
Kohls Corporation *                                     53,200        2,959,250
Lowe's Companies, Incorporated                         107,400        4,410,112
Staples, Incorporated *                                445,850        6,854,944
Target Corporation                                     103,500        6,003,000
Tiffany & Company                                       48,600        3,280,500
Zale Corporation                                        57,000        2,080,500
                                                                   ------------
                                                                     40,933,400

SEMICONDUCTORS - 4.36%
Applied Micro Circuits Corporation *                    21,900        2,162,625
Broadcom Corporation, Class A *                         24,200        5,298,288
Intel Corporation                                       54,200        7,245,862
LSI Logic Corporation *                                113,800        6,159,425
PMC-Sierra, Incorporated *                               6,700        1,190,506
SDL, Incorporated *                                      6,800        1,939,275
                                                                   ------------
                                                                     23,995,981

SOFTWARE - 5.54%
Business Objects SA, ADR *                              13,600        1,198,500
Computer Associates
  International, Incorporated                           68,100        3,485,869
Microsoft Corporation                                  156,400       12,512,000
Siebel Systems, Incorporated *                          35,300        5,773,756
VERITAS Software Corporation                            66,500        7,515,539
                                                                   ------------
                                                                     30,485,664

TELECOMMUNICATIONS SERVICES - 3.58%
Corning, Incorporated                                   38,200       10,309,225
Metromedia Fiber Network,
  Incorporated, Class A                                 70,300        2,790,031
Nokia Corporation, ADR                                  85,800        4,284,638
Vodafone Group PLC, ADR                                 55,650        2,305,997
                                                                   ------------
                                                                     19,689,891

TELEPHONE - 5.26%
American Telephone &
  Telegraph Corporation                                135,000        4,269,375
Nextel Communications,
  Incorporated, Class A *                              117,800        7,207,887
Sprint Corporation (FON Group)                          70,800        3,610,800
U. S. West, Incorporated *                              90,600        7,768,950
WorldCom, Incorporated                                 133,155        6,108,486
                                                                   ------------
                                                                     28,965,498

TOBACCO - 0.44%
Philip Morris Companies,
  Incorporated                                          91,900        2,441,094
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $454,912,753)                                               $494,759,579
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 4.56%
Navigator Securities Lending Trust,
6.65%                                              $25,114,480     $ 25,114,480
                                                                   ------------
REPURCHASE AGREEMENTS - 5.55%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $30,570,168 on
07/03/2000, collateralized by
$25,340,000 U.S. Treasury Bonds,
8.125% due 05/15/2021 (valued at
$31,168,200, including interest)                   $30,554,000     $ 30,554,000
                                                                   ------------

TOTAL INVESTMENTS (QUANTITATIVE EQUITY
TRUST) (Cost: $510,581,233)                                        $550,428,059
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BLUE CHIP GROWTH TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 94.83%
AEROSPACE - 0.41%
United Technologies Corporation                        147,000     $  8,654,625
                                                                   ------------

AUTO PARTS - 0.52%
Danaher Corporation                                    222,500       10,999,844
                                                                   ------------

BANKING - 4.55%
Bank America Corporation                               107,500        4,622,500
Bank of New York, Incorporated                         487,800       22,682,700
Chase Manhattan Corporation                             81,150        3,737,972
Firstar Corporation                                    796,800       16,782,600
Mellon Financial Corporation                           515,200       18,772,600
Providian Financial Corporation                         80,800        7,272,000
State Street Corporation                               202,900       21,520,081
                                                                   ------------
                                                                     95,390,453

BROADCASTING - 3.94%
American Telephone &
  Telegraph Corporation-Liberty
  Media Group, Class A *                               325,000        7,881,250
Clear Channel Communications *                         250,800       18,810,000
Comcast Corporation, Class A *                         136,400        5,524,200
Infinity Broadcasting
  Corporation, Class A *                               351,200       12,796,850
Viacom, Incorporated, Class B                          552,514       37,674,548
                                                                   ------------
                                                                     82,686,848

BUILDING MATERIALS & CONSTRUCTION - 0.02%
Masco Corporation                                       26,900          485,881
                                                                   ------------

BUSINESS SERVICES - 4.87%
Automatic Data Processing,
  Incorporated                                         333,400       17,857,737
First Data Corporation                                 352,100       17,472,963
Omnicom Group, Incorporated                            156,000       13,893,750
Tyco International, Ltd.                               968,296       45,873,023
Yahoo, Incorporated                                     56,400        6,986,550
                                                                   ------------
                                                                    102,084,023

CHEMICALS - 1.10%
Waters Corporation                                     184,200       22,990,463
                                                                   ------------

COMPUTERS & BUSINESS EQUIPMENT - 7.68%
Cisco Systems, Incorporated *                          847,300       53,856,506
Dell Computer Corporation *                            547,000       26,973,937
EMC Corporation *                                       60,800        4,677,800
Hewlett-Packard Company                                171,500       21,416,063
JDS Uniphase Corporation *                             154,000       18,460,750
Maxim Integrated Products,
  Incorporated                                         333,300       22,643,569
Sun Microsystems, Incorporated *                       143,600       13,058,625
                                                                   ------------
                                                                    161,087,250

DOMESTIC OIL - 1.53%
Amerada Hess Corporation                                83,400        5,149,950
Exxon Mobil Corporation                                342,233       26,865,290
                                                                   ------------
                                                                     32,015,240

DRUGS & HEALTH CARE - 14.61%
American Home Products
  Corporation                                          344,800       20,257,000
Amgen, Incorporated *                                  180,600       12,687,150
Baxter International, Incorporated                     236,200       16,607,812
Bristol-Myers Squibb Company                           149,500        8,708,375
Eli Lilly & Company                                    210,200       20,993,725
Genetech, Incorporated *                               106,000       18,232,000
Johnson & Johnson                                       50,500        5,144,688
MedImmune, Incorporated                                184,200       13,630,800
Medtronic, Incorporated                                 39,900        1,987,519
Merck & Company, Incorporated                          178,500       13,677,562
PE Corp-PE Biosystems Group                             67,500        4,446,563
Pfizer, Incorporated                                 1,906,000       91,488,000
Pharmacia & Upjohn, Incorporated                       325,265       16,812,135
Schering-Plough Corporation                            374,200       18,897,100
Unitedhealth Group, Incorporated                       358,600       30,749,950
Wellpoint Health Networks,
  Incorporated, Class A                                165,000       11,952,187
                                                                   ------------
                                                                    306,272,566

ELECTRICAL EQUIPMENT - 2.57%
General Electric Company                               889,700       47,154,100
Koninklijke Philips
  Electronics NV, ADR                                  140,300        6,664,250
                                                                   ------------
                                                                     53,818,350

ELECTRONICS - 3.29%
Agilent Technologies, Incorporated *                    65,410        4,823,988
Analog Devices, Incorporated *                         108,400        8,238,400
Applied Materials, Incorporated *                      266,400       24,142,500
Flextronics International                              283,000       19,438,562
Lexmark International Group,
  Incorporated, Class A                                  2,700          181,575
Motorola, Incorporated                                  55,200        1,604,250
Solectron Corporation *                                250,000       10,468,750
                                                                   ------------
                                                                     68,898,025

FINANCIAL SERVICES - 9.51%
American Express Company                               367,800       19,171,575
Association First Capital
  Corporation, Class A                                 220,200        4,913,212
Capital One Financial Corporation                      350,300       15,632,137
Charles Schwab Corporation                              75,000        2,521,875
Citigroup, Incorporated                                989,475       59,615,869
Federal Home Loan Mortgage
  Corporation                                          902,100       36,535,050
Federal National Mortgage
  Association                                          409,500       21,370,781
Goldman Sachs Group, Incorporated                       21,700        2,058,788
Morgan Stanley Dean Witter &
  Company                                              234,600       19,530,450
Wells Fargo & Company                                  465,700       18,045,875
                                                                   ------------
                                                                    199,395,612

FOOD & BEVERAGES - 1.71%
PepsiCo, Incorporated                                  477,300       21,210,019
Quaker Oats Company                                     50,600        3,801,325
The Coca-Cola Company                                  187,800       10,786,762
                                                                   ------------
                                                                     35,798,106

HOTELS & RESTAURANTS - 0.21%
McDonalds Corporation                                  134,900        4,443,269
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
INSURANCE - 2.68%
ACE, Ltd.                                              505,400   $   14,151,200
American International Group,
  Incorporated                                          79,018        9,284,615
CIGNA Corporation                                      145,600       13,613,600
Marsh & McLennan Companies,
  Incorporated                                         183,000       19,112,062
                                                                 --------------
                                                                     56,161,477

INTERNATIONAL OIL - 1.51%
Chevron Corporation                                    196,100       16,631,731
Royal Dutch Petroleum
  Company, GDR                                         242,800       14,947,375
                                                                 --------------
                                                                     31,579,106

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 2.28%
America Online, Incorporated *                         564,200       29,761,550
Ariba, Incorporated *                                   99,400        9,745,859
Macromedia, Incorporated                                 2,700          261,056
Priceline.com, Incorporated *                           87,500        3,323,633
SOFTBANK CORP                                           10,500        1,425,004
Vitria Technology, Incorporated                         52,500        3,209,063
                                                                 --------------
                                                                     47,726,165

PAPER - 0.47%
Kimberly-Clark Corporation                             170,100        9,759,488
                                                                 --------------

PETROLEUM SERVICES - 1.18%
Baker Hughes, Incorporated                             382,400       12,236,800
BP Amoco PLC, ADR                                      222,700       12,596,469
                                                                 --------------
                                                                     24,833,269

PHOTOGRAPHY - 0.03%
Eastman Kodak Company                                   10,500          624,750
                                                                 --------------

PUBLISHING - 0.19%
Time Warner, Incorporated                               53,800        4,088,800
                                                                 --------------

RETAIL GROCERY - 1.82%
Kroger Company *                                       523,200       11,543,100
Safeway, Incorporated *                                589,700       26,610,212
                                                                 --------------
                                                                     38,153,312

RETAIL TRADE - 4.11%
Circuit City Stores, Incorporated                       45,200        1,500,075
CVS Corporation                                        369,366       14,774,640
GAP, Incorporated                                        2,600           81,250
Home Depot, Incorporated                               449,100       22,426,931
Lowe's Companies, Incorporated                         191,200        7,851,150
Target Corporation                                     172,000        9,976,000
Wal-Mart Stores, Incorporated                          512,100       29,509,763
                                                                 --------------
                                                                     86,119,809

SEMICONDUCTORS - 6.72%
Altera Corporation *                                   236,000       24,057,250
Intel Corporation                                      399,800       53,448,262
PMC-Sierra, Incorporated *                              59,200       10,519,100
SDL, Incorporated *                                     40,600       11,578,613
Texas Instruments, Incorporated                        376,300       25,847,106
Xilinx, Incorporated                                   186,400       15,389,650
                                                                 --------------
                                                                    140,839,981

SOFTWARE - 7.52%
BMC Software, Incorporated *                           257,600        9,398,375
Computer Associates
  International, Incorporated                          184,600        9,449,212
Electronic Arts *                                       13,200          962,775
Intuit, Incorporated *                                  54,100        2,238,388
Microsoft Corporation                                  630,300       50,424,000
Oracle Systems Corporation                             522,200       43,897,437
Peregrine Systems, Incorporated *                       27,000          936,563
Siebel Systems, Incorporated *                         127,600       20,870,575
VeriSign, Incorporated                                  17,845        3,149,643
VERITAS Software Corporation                           143,425       16,209,266
                                                                 --------------
                                                                    157,536,234

TELECOMMUNICATIONS SERVICES - 6.06%
China Telecom Hong Kong, Ltd., ADR *                     2,700          480,094
Corning, Incorporated                                  178,700       48,226,662
L.M. Ericsson Telefonaktiebolaget,
  ADR, Class B                                         347,700        6,954,000
Nokia Corporation, ADR                                 465,900       23,265,881
Nortel Networks Corporation                            301,600       20,584,200
QUALCOMM, Incorporated *                                26,900        1,614,000
Tellabs, Incorporated *                                 40,200        2,751,188
Vodafone Group PLC, ADR                                558,650       23,149,059
                                                                 --------------
                                                                    127,025,084

TELEPHONE - 2.80%
GTE Corporation *                                       27,000        1,680,750
Nextel Communications,
  Incorporated, Class A *                              337,400       20,644,663
Nextlink Communications,
  Incorporated, Class A *                              108,800        4,127,600
Sprint Corporation (PCS Group) *                        80,700        4,801,650
WorldCom, Incorporated                                 596,214       27,351,317
                                                                 --------------
                                                                     58,605,980

TOBACCO - 0.22%
Philip Morris Companies, Incorporated                  172,000        4,568,750
                                                                 --------------

TRUCKING & FREIGHT - 0.72%
Kansas City Southern
  Industries, Incorporated                             170,000       15,076,875
                                                                 --------------

TOTAL COMMON STOCKS
(Cost: $1,399,443,523)                                           $1,987,719,635
                                                                 --------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 4.31%
Navigator Securities Lending Trust,
6.65%                                              $55,626,903     $ 55,626,903
T. Rowe Price Resources Investor
Fund, 6.605%                                        34,598,652       34,598,652
                                                                   ------------
                                                                   $ 90,225,555

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT        VALUE
                                                    ---------       -----
REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $24,011 on
07/03/2000, collateralized by $25,000
U.S. Treasury Notes, 5.125% due
08/31/2000 (valued at $25,375,
including interest)                                $18,061,000   $   18,061,000
                                                                 --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH
TRUST) (Cost: $1,507,730,077)                                    $2,096,006,190
                                                                 ==============

REAL ESTATE SECURITIES TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 88.71%
APPAREL & TEXTILES - 0.25%
Springs Industries, Incorporated                        17,400     $    560,063
                                                                   ------------

BANKING - 9.36%
Associated Banc-Corp                                    25,960          566,252
Astoria Financial Corporation                           30,000          772,500
Centura Banks, Incorporated *                            8,400          285,075
Colonial Bancgroup, Incorporated                       256,000        2,464,000
Commercial Federal Corporation                          46,000          715,875
First Union Corporation                                 15,000          372,188
Golden State Bancorp, Incorporated                      50,000          900,000
Greenpoint Financial Corporation                        39,200          735,000
Hibernia Corporation, Class A                           62,000          674,250
Huntington Bancshares, Incorporated                     42,000          664,125
Imperial Bancorp *                                     184,000        2,875,000
Marshall & Ilsley Corporation                           25,000        1,037,500
North Fork Bancorporation, Incorporated                 40,000          605,000
Provident Bankshares Corporation                        76,334        1,030,509
Provident Financial Group, Incorporated                 46,500        1,107,281
Sovereign Bancorp, Incorporated                        105,000          738,281
SunTrust Banks, Incorporated                            26,000        1,187,875
Union Planters Corporation                              60,000        1,676,250
UnionBanCal Corporation                                 48,000          891,000
Washington Federal, Incorporated                        40,000          730,000
Washington Mutual, Incorporated                         24,400          704,550
                                                                   ------------
                                                                     20,732,511

BUILDING MATERIALS & CONSTRUCTION - 2.13%
Dycom Industries, Incorporated *                        40,100        1,844,600
EMCOR Group, Incorporated *                             62,000        1,437,625
NCI Building Systems,
  Incorporated                                          30,800          623,700
Nortek, Incorporated *                                  41,600          821,600
                                                                   ------------
                                                                      4,727,525

BUSINESS SERVICES - 0.91%
Quanta Services, Incorporated *                         36,750        2,021,250
                                                                   ------------

CONSTRUCTION MATERIALS - 1.22%
Ameron International Corporation                         5,000          178,750
Granite Construction, Incorporated                      81,000        1,984,500
Simpson Manufacturing,
  Incorporated *                                         5,100          243,844
Southdown, Incorporated                                  5,100          294,525
                                                                   ------------
                                                                      2,701,619

CONSTRUCTION & MINING EQUIPMENT - 0.23%
Caterpillar, Incorporated                               15,000          508,125
                                                                   ------------

DRUGS & HEALTH CARE - 0.26%
Prime Hospitality Corporation *                         60,000          566,250
                                                                   ------------

FINANCIAL SERVICES - 1.29%
Amcore Financial, Incorporated                          12,000          219,750
First Republic Bank *                                   31,100          620,056
Istar Financial, Incorporated                           17,750          371,641
Radian Group, Incorporated                              18,100          936,675
Regions Financial Corporation                           36,000          715,500
                                                                   ------------
                                                                      2,863,622

FOREST PRODUCTS - 0.34%
Rayonier, Incorporated                                  21,000          753,375
                                                                   ------------

FURNITURE & FIXTURES - 0.02%
La-Z-Boy, Incorporated                                   3,700           51,800
                                                                   ------------

HOMEBUILDERS - 1.24%
Centex Corporation                                      32,000          752,000
NVR, Incorporated                                       35,000        1,995,000
                                                                   ------------
                                                                      2,747,000

HOTELS & RESTAURANTS - 0.65%
Crestline Capital Corporation *                         85,000        1,450,312
                                                                   ------------

HOUSEHOLD APPLIANCES - 0.54%
Toro Company                                            10,500          345,844
Whirlpool Corporation                                   18,000          839,250
                                                                   ------------
                                                                      1,185,094

HOUSEHOLD PRODUCTS - 0.10%
The Stanley Works                                        9,200          218,500
                                                                   ------------

INSURANCE - 1.75%
Fidelity National Financial
  Corporation                                          100,000        1,831,250
Landamerica Financial Group,
  Incorporated                                          60,000        1,376,250
PMI Group, Incorporated                                 14,000          665,000
                                                                   ------------
                                                                      3,872,500

LEISURE TIME - 0.43%
SCP Pool Corporation *                                  40,050          941,175
                                                                   ------------

METAL & METAL PRODUCTS - 0.44%
Mueller Industry, Incorporated                          34,800          974,400
                                                                   ------------

REAL ESTATE - 66.12%
AMB Property Corporation                                81,100        1,850,094
Apartment Investment & Management
  Company, Class A                                     117,900        5,099,175
Archstone Communities Trust SBI                        196,950        4,148,259

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
REAL ESTATE - CONTINUED
Avalon Bay Communities,
  Incorporated                                          58,527     $  2,443,502
Bedford Property Investments,
  Incorporated                                         113,000        2,097,562
Boston Properties, Incorporated                         38,000        1,467,750
Brandywine Realty Trust SBI                             58,000        1,109,250
BRE Properties, Incorporated                            22,700          655,463
Cabot Industrial Trust SBI                             117,600        2,315,250
CBL & Associates Properties,
  Incorporated                                          98,200        2,448,862
CenterPoint Properties Trust                            37,800        1,540,350
Charles E. Smith Residential                            35,500        1,349,000
Chelsea GCA Realty, Incorporated                       156,000        5,391,750
Cornerstone Realty Income
  Trust, Incorporated                                   47,200          472,000
Cousins Properties, Incorporated                        27,000        1,039,500
Crescent Real Estate Equities                           72,070        1,477,435
Developers Diversified Realty                          112,600        1,681,962
Duke-Weeks Realty
  Investments, Incorporated                            189,050        4,229,994
EastGroup Properties, Incorporated                      33,900          714,019
Entertainment Properties Trust SBI                     194,400        2,685,150
Equity Office Properties Trust                         595,068       16,401,562
Equity Residential Properties
  Trust SBI                                            229,612       10,562,152
Federal Realty Investment Trust SBI                     63,900        1,278,000
First Industrial Realty
  Trust, Incorporated                                    6,200          182,900
Franchise Finance Corporation
  of America                                           127,700        2,937,100
General Growth Properties,
  Incorporated                                         116,900        3,711,575
Glenborough Realty Trust,
  Incorporated                                          37,250          649,547
Home Properties of New York,
  Incorporated                                          11,100          333,000
Host Marriott Corporation                              174,900        1,639,687
JP Realty, Incorporated                                 73,600        1,311,000
Kilroy Realty Corporation                               60,500        1,569,219
Kimco Realty Corporation                                57,700        2,365,700
Koger Equity, Incorporated                              84,900        1,432,688
Liberty Property Trust SBI                             144,100        3,737,594
Manufactured Home
  Communities, Incorporated                             52,000        1,244,750
Meristar Hospitality Corporation                        23,400          491,400
Mills Corporation                                      163,400        3,073,962
National Golf Properties,
  Incorporated                                          72,800        1,537,900
Newhall Land & Farming
  Company, ADR                                          30,100          797,650
Pacific Gulf Properties, Incorporated                   90,900        2,278,181
Parkway Properties, Incorporated                        62,300        1,900,150
Prologis Trust SBI                                     167,400        3,567,712
Public Storage, Incorporated                           115,677        2,711,180
Realty Income Corporation                               41,000          966,063
Reckson Associates Realty
  Corporation                                           22,800          541,500
Rouse Company                                          165,300        4,091,175
Simon Property Group, Incorporated                     284,460        6,311,456
SL Green Realty Corporation                            170,000        4,547,500
Sovran Self Storage, Incorporated                       25,000          535,938
Spieker Properties, Incorporated                        97,100        4,466,600
Sun Communities, Incorporated                           65,620        2,194,169
Taubman Centers,
  Incorporated, REIT                                   130,000        1,430,000
The Macerich Company, REIT                              50,000        1,103,125
Trammell Crow Company *                                  5,000           53,750
United Dominion Realty Trust,
  Incorporated                                          54,400          598,400
Vornado Realty Trust                                   188,750        6,559,062
Washington Real Estate
  Investment Trust SBI                                  32,800          586,300
Weingarten Realty Investors SBI                         65,200        2,632,450
                                                                   ------------
                                                                    146,548,424

RETAIL TRADE - 0.70%
Home Depot, Incorporated                                31,200        1,558,050
                                                                   ------------

STEEL - 0.13%
Texas Industries, Incorporated                          10,300          297,413
                                                                   ------------

TELECOMMUNICATIONS SERVICES - 0.60%
Mastec, Incorporated                                    34,500        1,317,469
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $191,389,395)                                               $196,596,477
                                                                   ------------


                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 8.12%
Navigator Securities Lending Trust,
6.65%                                              $17,992,894     $ 17,992,894
                                                                   ------------
REPURCHASE AGREEMENTS - 3.17%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $7,039,723 on
07/03/2000, collateralized by
$5,835,000 U.S. Treasury Bonds,
8.125% due 05/15/2021 (valued at
$7,177,050, including interest)                    $ 7,036,000     $  7,036,000
                                                                   ------------
TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost: $216,418,289)                             $221,625,371
                                                                   ============

VALUE TRUST

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 98.40%
AEROSPACE - 1.90%
Honeywell International, Incorporated                   50,700     $  1,707,956
TRW, Incorporated                                       20,200          876,175
                                                                   ------------
                                                                      2,584,131

AIR TRAVEL - 2.71%
AMR Corporation *                                       41,500        1,097,156
Delta Air Lines, Incorporated                           51,200        2,588,800
                                                                   ------------
                                                                      3,685,956


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
APPAREL & TEXTILES - 5.32%
Jones Apparel Group, Incorporated *                     56,800     $  1,334,800
Liz Claiborne, Incorporated                            118,200        4,166,550
V. F. Corporation                                       73,000        1,738,312
                                                                   ------------
                                                                      7,239,662

AUTO PARTS - 2.34%
Dana Corporation                                        50,800        1,076,325
Eaton Corporation                                       29,900        2,003,300
Visteon Corporation                                      9,061          109,859
                                                                   ------------
                                                                      3,189,484

AUTOMOBILES - 2.19%
Ford Motor Company                                      69,200        2,975,600
                                                                   ------------

BANKING - 11.45%
Bank America Corporation                                42,800        1,840,400
Bank One Corporation                                    48,000        1,275,000
Chase Manhattan Corporation                             84,000        3,869,250
First Union Corporation                                 24,720          613,365
FleetBoston Financial Corporation                       60,851        2,068,934
PNC Bank Corporation                                    53,900        2,526,563
Washington Mutual, Incorporated                        116,900        3,375,487
                                                                   ------------
                                                                     15,568,999

BUILDING MATERIALS & CONSTRUCTION - 1.46%
Masco Corporation                                      109,900        1,985,069
                                                                   ------------

BUSINESS SERVICES - 2.58%
First Data Corporation                                  70,600        3,503,525
                                                                   ------------

CHEMICALS - 6.30%
Eastman Chemical Company                                23,800        1,136,450
Engelhard Corporation                                  107,700        1,837,631
FMC Corporation *                                       35,100        2,035,800
IMC Global, Incorporated                                72,000          936,000
Lubrizol Corporation                                    85,400        1,793,400
Solutia, Incorporated                                   60,500          831,875
                                                                   ------------
                                                                      8,571,156

COMPUTERS & BUSINESS EQUIPMENT - 4.28%
Quantum Corporation *                                  444,300        4,304,156
SABRE Group Holdings,
  Incorporated, Class A *                               30,046          856,311
Xerox Corporation                                       32,000          664,000
                                                                   ------------
                                                                      5,824,467

CONSTRUCTION MATERIALS - 0.59%
Owens-Corning Corporation                               86,400          799,200
                                                                   ------------

DOMESTIC OIL - 1.04%
USX-Marathon Group                                      56,300        1,411,019
                                                                   ------------

DRUGS & HEALTH CARE - 11.07%
Beckman Coulter, Incorporated                           33,000        1,926,375
HCA Healthcare Company                                  40,100        1,218,037
HEALTHSOUTH Corporation                                849,300        6,104,344
Tenet Healthcare Corporation *                         188,800        5,097,600
Wellpoint Health Networks,
  Incorporated, Class A                                  9,900          717,131
                                                                   ------------
                                                                     15,063,487

ELECTRICAL EQUIPMENT - 1.45%
Cooper Industries, Incorporated                         60,500        1,970,031
                                                                   ------------

ELECTRIC UTILITIES - 0.43%
Duke Energy Company                                     10,439          588,499
                                                                   ------------

ELECTRONICS - 3.13%
Arrow Electronics, Incorporated *                       76,500        2,371,500
Avnet, Incorporated                                     31,800        1,884,150
                                                                   ------------
                                                                      4,255,650

FINANCIAL SERVICES - 2.96%
Association First Capital
  Corporation, Class A                                  31,300          698,381
Citigroup, Incorporated                                 22,100        1,331,525
Federal Home Loan Mortgage
  Corporation                                           14,700          595,350
Federal National Mortgage
  Association                                           11,600          605,375
Household International,
  Incorporated                                          19,100          793,844
                                                                   ------------
                                                                      4,024,475

FOOD & BEVERAGES - 1.04%
IBP, Incorporated                                       91,500        1,412,531
                                                                   ------------

FOREST PRODUCTS - 0.35%
Weyerhaeuser Company                                    11,200          481,600
                                                                   ------------

GAS & PIPELINE UTILITIES - 1.09%
Coastal Corporation                                     24,300        1,479,263
                                                                   ------------

HOTELS & RESTAURANTS - 1.47%
Tricon Global Restaurants,
  Incorporated *                                        70,800        2,000,100
                                                                   ------------

HOUSEHOLD APPLIANCES - 2.41%
Maytag Corporation                                      18,600          685,875
Whirlpool Corporation                                   55,700        2,597,013
                                                                   ------------
                                                                      3,282,888

HOUSEHOLD PRODUCTS - 2.77%
Black & Decker Corporation                              60,900        2,394,132
Fortune Brands, Incorporated                            59,300        1,367,606
                                                                   ------------
                                                                      3,761,738

INDUSTRIAL MACHINERY - 4.65%
Cummins Engine, Incorporated                            86,200        2,348,950
Parker-Hannifin Corporation                             86,550        2,964,337
Tecumseh Products Company,
  Class A                                               26,600        1,015,788
                                                                   ------------
                                                                      6,329,075

INSURANCE - 10.98%
ACE, Ltd.                                               76,100        2,130,800
Aetna, Incorporated                                     25,300        1,623,944
Allstate Corporation                                    58,600        1,303,850
American General Corporation                            33,700        2,055,700
Everest Reinsurance Group, Ltd.                         53,900        1,771,962
Foundation Health System,
  Incorporated *                                       272,940        3,548,220
Hartford Financial Services
  Group, Incorporated                                   36,400        2,036,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
INSURANCE - CONTINUED
UNUMProvident Corporation                               22,900     $    459,431
                                                                   ------------
                                                                     14,930,032

INTERNATIONAL OIL - 1.10%
Texaco, Incorporated                                    28,000        1,491,000
                                                                   ------------

PAPER - 0.32%
International Paper Company                             14,700          438,244
                                                                   ------------

RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe
  Corporation                                           24,900          571,144
                                                                   ------------

RETAIL TRADE - 0.80%
Toys R Us, Incorporated *                               74,600        1,086,363
                                                                   ------------

SANITARY SERVICES - 0.75%
Waste Management, Incorporated                          53,600        1,018,400
                                                                   ------------

SOFTWARE - 1.66%
Computer Associates
  International, Incorporated                           44,000        2,252,250
                                                                   ------------

TELEPHONE - 6.22%
American Telephone &
  Telegraph Corporation                                 41,900        1,325,087
Bell Atlantic Corporation                               39,100        1,986,769
GTE Corporation *                                       24,100        1,500,225
SBC Communications, Incorporated                        84,400        3,650,300
                                                                   ------------
                                                                      8,462,381

TRUCKING & FREIGHT - 1.17%
CNF Transportation, Incorporated                        36,000          819,000
Navistar International Corporation *                    25,100          779,669
                                                                   ------------
                                                                      1,598,669

TOTAL COMMON STOCKS
(Cost: $148,804,816)                               $133,836,088
                                                                   ------------

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
SHORT TERM INVESTMENTS - 0.76%
Navigator Securities Lending Trust,
6.65%                                               $1,038,000     $  1,038,000
                                                                   ------------
REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $1,139,522 on
07/03/2000, collateralized by
$1,160,000 U.S. Treasury
Note, 5.625% due 09/30/2001
(valued at $1,162,900,
including interest)                                 $1,139,000     $  1,139,000
                                                                   ------------

TOTAL INVESTMENTS (VALUE TRUST) (Cost:
$150,981,816)                                                      $136,013,088
                                                                   ============

TACTICAL ALLOCATION TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 48.50%
AEROSPACE - 0.53%
Boeing Company                                           1,500     $     62,719
General Dynamics Corporation                               300           15,675
Honeywell International,
  Incorporated                                           1,300           43,794
Lockheed Martin Corporation                                700           17,369
Northrop Grumman Corporation                               100            6,625
Raytheon Company, Class B                                  600           11,550
Textron, Incorporated                                      200           10,862
TRW, Incorporated                                          200            8,675
United Technologies Corporation                            800           47,100
                                                                   ------------
                                                                        224,369

AIR FREIGHT - 0.04%
Fedex Corporation *                                        500           19,000
                                                                   ------------

AIR TRAVEL - 0.09%
AMR Corporation *                                          300            7,931
Delta Air Lines, Incorporated                              200           10,113
Southwest Airlines Company                                 800           15,150
US Airways Group, Incorporated *                           100            3,900
                                                                   ------------
                                                                         37,094

ALUMINUM - 0.12%
Alcan Aluminum, Ltd.                                       400           12,400
Alcoa, Incorporated                                      1,400           40,600
                                                                   ------------
                                                                         53,000

APPAREL & TEXTILES - 0.07%
Liz Claiborne, Incorporated                                100            3,525
NIKE, Incorporated, Class B                                500           19,906
V. F. Corporation                                          200            4,763
                                                                   ------------
                                                                         28,194

AUTO PARTS - 0.11%
Dana Corporation                                           300            6,356
Danaher Corporation                                        200            9,888
Delphi Automotive Systems
  Corporation                                              900           13,106
Eaton Corporation                                          100            6,700
Genuine Parts Company                                      300            6,000
Visteon Corporation                                        262            3,175
                                                                   ------------
                                                                         45,225

AUTOMOBILES - 0.38%
Ford Motor Company                                       2,000           86,000
General Motors Corporation *                               900           52,256
Harley Davidson, Incorporated                              500           19,250
PACCAR, Incorporated                                       100            3,969
                                                                   ------------
                                                                        161,475

BANKING - 2.02%
AmSouth Bancorporation                                     700           11,025
Bank America Corporation                                 2,700          116,100
Bank of New York, Incorporated                           1,200           55,800
Bank One Corporation                                     1,900           50,469
BB&T Corporation                                           600           14,325
Charter One Financial, Incorporated                        400            9,200
Chase Manhattan Corporation                              2,000           92,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BANKING - CONTINUED
Comerica, Incorporated                                     300     $     13,462
Fifth Third Bancorp                                        500           31,625
First Union Corporation                                  1,600           39,700
Firstar Corporation                                      1,600           33,700
FleetBoston Financial Corporation                        1,500           51,000
Golden West Financial Corporation                          300           12,244
Huntington Bancshares, Incorporated                        400            6,325
KeyCorp                                                    700           12,337
MBNA Corporation                                         1,300           35,262
Mellon Financial Corporation                               800           29,150
National City Corporation                                1,000           17,062
Northern Trust Corporation                                 400           26,025
Old Kent Financial Corporation                             210            5,618
PNC Bank Corporation                                       500           23,437
Providian Financial Corporation                            200           18,000
Southtrust Corporation                                     300            6,788
State Street Corporation                                   300           31,819
Summit Bancorp                                             300            7,388
SunTrust Banks, Incorporated                               500           22,844
Synovus Financial Corporation                              500            8,812
U.S. Bancorp                                             1,200           23,100
Union Planters Corporation                                 200            5,588
Wachovia Corporation                                       300           16,275
Washington Mutual, Incorporated                            900           25,987
                                                                   ------------
                                                                        852,592

BROADCASTING - 0.81%
Clear Channel Communications *                             600           45,000
Comcast Corporation, Class A *                           1,500           60,750
MediaOne Group, Incorporated                             1,000           66,125
Viacom, Incorporated, Class B                            2,500          170,469
                                                                   ------------
                                                                        342,344

BUILDING MATERIALS & CONSTRUCTION - 0.04%
Fluor Corporation                                          100            3,163
Masco Corporation                                          800           14,450
                                                                   ------------
                                                                         17,613

BUSINESS SERVICES - 1.32%
Automatic Data Processing,
  Incorporated                                           1,000           53,562
Cendant Corporation *                                    1,200           16,800
Ceridian Corporation *                                     200            4,813
Computer Sciences Corporation *                            300           22,406
Convergys Corporation *                                    300           15,562
Deluxe Corporation                                         100            2,356
Dun & Bradstreet Corporation                               300            8,587
Ecolab, Incorporated                                       200            7,813
Electronic Data Systems Corporation                        800           33,000
First Data Corporation                                     700           34,737
H & R Block, Incorporated                                  200            6,475
Harcourt General, Incorporated                             100            5,438
Interpublic Group Companies,
  Incorporated                                             500           21,500
ITT Industries, Incorporated                               200            6,075
NCR Corporation                                            200            7,788
Newell Rubbermaid, Incorporated                            400           10,300
Omnicom Group, Incorporated                                300           26,719
Paychex, Incorporated                                      600           25,200
R.R. Donnelley & Sons Company                              200            4,513
Tyco International, Ltd.                                 2,800          132,650
Yahoo, Incorporated                                        900          111,487
                                                                   ------------
                                                                        557,781
CHEMICALS - 0.47%
Air Products & Chemicals,
  Incorporated                                             400           12,325
B.F. Goodrich Company                                      200            6,812
Dow Chemical Company                                     1,200           36,225
E.I. Du Pont De Nemours &
  Company                                                1,700           74,375
Eastman Chemical Company                                   100            4,775
Engelhard Corporation                                      200            3,412
FMC Corporation *                                          100            5,800
Great Lakes Chemical Corporation                           100            3,150
Hercules, Incorporated                                     200            2,813
PPG Industries, Incorporated                               300           13,294
Praxair, Incorporated                                      300           11,231
Rohm & Haas Company                                        400           13,800
Sigma-Aldrich Corporation                                  100            2,925
Union Carbide Corporation                                  200            9,900
                                                                   ------------
                                                                        200,837

COMPUTERS & BUSINESS EQUIPMENT - 5.37%
Apple Computer, Incorporated *                             600           31,425
Cabletron Systems, Incorporated *                          300            7,575
Cisco Systems, Incorporated *                           11,500          730,969
Citrix Systems, Incorporated *                             300            5,681
Compaq Computer Corporation                              2,800           71,575
Dell Computer Corporation *                              4,200          207,113
EMC Corporation *                                        3,600          276,975
Gateway, Incorporated *                                    500           28,375
Hewlett-Packard Company                                  1,600          199,800
International Business
  Machines Corporation                                   2,900          317,731
Maxim Integrated Products,
  Incorporated                                             500           33,969
Network Appliance, Incorporated *                          500           40,250
Pitney Bowes, Incorporated                                 400           16,000
SABRE Group Holdings,
  Incorporated, Class A *                                  200            5,700
Sanmina Corporation *                                      100            8,550
Seagate Technology, Incorporated *                         400           22,000
Sun Microsystems, Incorporated *                         2,600          236,437
Unisys Corporation *                                       500            7,281
Xerox Corporation                                        1,100           22,825
                                                                   ------------
                                                                      2,270,231

CONSTRUCTION MATERIALS - 0.03%
Sherwin-Williams Company                                   300            6,356
Vulcan Materials Company                                   200            8,538
                                                                   ------------
                                                                         14,894

CONSTRUCTION & MINING EQUIPMENT - 0.05%
Caterpillar, Incorporated                                  600           20,325
                                                                   ------------

CONTAINERS & GLASS - 0.04%
Bemis, Incorporated                                        100            3,362
Crown Cork & Seal, Incorporated                            200            3,000
Owens-Illinois, Incorporated                               300            3,506
Pactiv Corporation *                                       300            2,363
Temple-Inland, Incorporated                                100            4,200
                                                                   ------------
                                                                         16,431

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
COSMETICS & TOILETRIES - 0.06%
Alberto Culver Company, Class B                            100     $      3,056
Avon Products, Incorporated                                400           17,800
International Flavors &
  Fragrances, Incorporated                                 200            6,038
                                                                   ------------
                                                                         26,894

CRUDE PETROLEUM & NATURAL GAS - 0.10%
Burlington Resources, Incorporated                         400           15,300
Occidental Petroleum Corporation                           600           12,637
Sunoco, Incorporated                                       200            5,888
Union Pacific Resources
  Group, Incorporated *                                    400            8,800
                                                                   ------------
                                                                         42,625

DOMESTIC OIL - 1.31%
Amerada Hess Corporation                                   200           12,350
Anadarko Petroleum Corporation                             200            9,863
Ashland, Incorporated                                      100            3,506
Conoco, Incorporated, Class B                            1,000           24,562
Exxon Mobil Corporation                                  5,700          447,450
Kerr-McGee Corporation                                     200           11,788
Phillips Petroleum Company                                 400           20,275
Unocal Corporation                                         400           13,250
USX-Marathon Group                                         500           12,531
                                                                   ------------
                                                                        555,575

DRUGS & HEALTH CARE - 5.76%
Abbott Laboratories                                      2,500          111,406
Allergan, Incorporated                                     200           14,900
ALZA Corporation *                                         200           11,825
American Home Products
  Corporation                                            2,100          123,375
Amgen, Incorporated *                                    1,700          119,425
Bausch & Lomb, Incorporated                                100            7,738
Baxter International, Incorporated                         500           35,156
Becton Dickinson & Company                                 400           11,475
Biogen, Incorporated *                                     200           12,900
Biomet, Incorporated                                       200            7,688
Boston Scientific Corporation *                            700           15,356
Bristol-Myers Squibb Company                             3,200          186,400
C.R. Bard, Incorporated                                    100            4,813
Cardinal Health, Incorporated                              500           37,000
Eli Lilly & Company                                      1,900          189,762
Guidant Corporation *                                      500           24,750
HCA Healthcare Company                                     900           27,337
HEALTHSOUTH Corporation                                    700            5,031
IMS Health, Incorporated                                   500            9,000
Johnson & Johnson                                        2,300          234,312
Mallinckrodt, Incorporated                                 100            4,344
McKesson HBOC, Incorporated                                500           10,469
MedImmune, Incorporated                                    300           22,200
Medtronic, Incorporated                                  2,000           99,625
Merck & Company, Incorporated                            3,800          291,175
PE Corp-PE Biosystems Group                                300           19,762
Pfizer, Incorporated                                    10,525          505,200
Pharmacia & Upjohn, Incorporated                         2,100          108,544
Schering-Plough Corporation                              2,400          121,200
St. Jude Medical, Incorporated *                           100            4,588
Tenet Healthcare Corporation *                             500           13,500
Unitedhealth Group, Incorporated                           300           25,725
Watson Pharmaceuticals,
  Incorporated                                             200           10,750
Wellpoint Health Networks,
  Incorporated, Class A                                    100            7,244
                                                                   ------------
                                                                      2,433,975

ELECTRICAL EQUIPMENT - 2.27%
American Power Conversion
  Corporation *                                            300           12,244
Cooper Industries, Incorporated                            200            6,513
Emerson Electric Company                                   700           42,262
General Electric Company                                16,300          863,900
Johnson Controls, Incorporated                             100            5,131
Millipore Corporation                                      100            7,537
Molex, Incorporated                                        300           14,437
W.W. Grainger, Incorporated                                200            6,163
                                                                   ------------
                                                                        958,187

ELECTRIC UTILITIES - 0.79%
AES Corporation *                                          700           31,937
Ameren Corporation                                         200            6,750
American Electric Power, Incorporated                      500           14,812
CINergy Corporation                                        300            7,631
CMS Energy Corporation                                     200            4,425
Consolidated Edison, Incorporated                          300            8,887
Constellation Energy Group,
  Incorporated                                             200            6,513
CP & L Energy, Incorporated                                300            9,581
Dominion Resources, Incorporated                           400           17,150
DTE Energy Company                                         200            6,113
Duke Energy Company                                        600           33,825
Edison International                                       500           10,250
Entergy Corporation                                        400           10,875
FirstEnergy Corporation                                    400            9,350
Florida Progress Corporation                               200            9,375
FPI Group, Incorporated                                    300           14,850
GPU, Incorporated                                          200            5,413
New Century Energies, Incorporated                         200            6,000
Niagara Mohawk Holdings,
  Incorporated *                                           300            4,181
Northern States Power Company                              300            6,056
PECO Energy Company                                        300           12,094
PG&E Corporation                                           600           14,775
Pinnacle West Capital Corporation                          100            3,388
PPL Corporation                                            200            4,388
Public Service Enterprise
  Group, Incorporated                                      300           10,387
Reliant Energy, Incorporated                               500           14,781
Southern Company                                         1,100           25,644
TXU Corporation                                            400           11,800
Unicom Corporation                                         300           11,606
                                                                   ------------
                                                                        332,837

ELECTRONICS - 1.84%
Adaptec, Incorporated *                                    200            4,550
Agilent Technologies, Incorporated *                       700           51,625
Analog Devices, Incorporated *                             600           45,600
Applied Materials, Incorporated *                        1,300          117,812
Lexmark International Group,
  Incorporated, Class A                                    200           13,450
Linear Technology Corporation                              500           31,969
Lucent Technologies, Incorporated                        5,400          319,950
Motorola, Incorporated                                   3,500          101,719
PerkinElmer, Incorporated                                  100            6,612
Rockwell International Corporation                         300            9,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
ELECTRONICS - CONTINUED
Scientific-Atlanta, Incorporated                           300     $     22,350
Solectron Corporation *                                  1,000           41,875
TekTronix, Incorporated                                    100            7,400
Thomas & Betts Corporation                                 100            1,913
                                                                   ------------
                                                                        776,275

FINANCIAL SERVICES - 2.73%
American Express Company                                 2,200          114,675
Association First Capital
  Corporation, Class A                                   1,200           26,775
Bear Stearns Companies,
  Incorporated                                             200            8,325
Capital One Financial Corporation                          300           13,388
Charles Schwab Corporation                               2,200           73,975
Citigroup, Incorporated                                  5,500          331,375
Countrywide Credit
  Industries, Incorporated                                 200            6,063
Federal Home Loan Mortgage
  Corporation                                            1,100           44,550
Federal National Mortgage
  Association                                            1,700           88,719
Franklin Resources, Incorporated                           400           12,150
Household International,
  Incorporated                                             800           33,250
J. P. Morgan & Company,
  Incorporated                                             300           33,037
Lehman Brothers Holdings,
  Incorporated                                             200           18,912
Merrill Lynch & Company,
  Incorporated                                             600           69,000
Morgan Stanley Dean Witter &
  Company                                                1,900          158,175
Regions Financial Corporation                              400            7,950
SLM Holding Corporation                                    300           11,231
Wells Fargo & Company                                    2,600          100,750
                                                                   ------------
                                                                      1,152,300

FOOD & BEVERAGES - 1.53%
Archer-Daniels-Midland Company                           1,000            9,813
Bestfoods                                                  400           27,700
Campbell Soup Company                                      700           20,387
Coca-Cola Enterprises, Incorporated                        700           11,419
ConAgra, Incorporated                                      800           15,250
General Mills, Incorporated                                500           19,125
H.J. Heinz Company                                         600           26,250
Hershey Foods Corporation                                  200            9,700
Kellogg Company                                            700           20,825
Nabisco Group Holding Corporation                          500           12,969
PepsiCo, Incorporated                                    2,400          106,650
Quaker Oats Company                                        200           15,025
Ralston Purina Company                                     500            9,969
Sara Lee Corporation                                     1,400           27,037
Supervalu, Incorporated                                    200            3,813
Sysco Corporation                                          500           21,062
The Coca-Cola Company                                    4,100          235,494
Unilever NV                                                900           38,700
Wm. Wrigley Jr. Company                                    200           16,037
                                                                   ------------
                                                                        647,225

FOREST PRODUCTS - 0.06%
Georgia-Pacific Corporation                                300            7,875
Weyerhaeuser Company                                       400           17,200
                                                                   ------------
                                                                         25,075
FURNITURE & FIXTURES - 0.01%
Leggett & Platt, Incorporated                              300            4,950
                                                                   ------------

GAS & PIPELINE UTILITIES - 0.38%
Coastal Corporation                                        300           18,262
Columbia Energy Group                                      100            6,563
El Paso Energy Corporation                                 400           20,375
Enron Corporation                                        1,200           77,400
NICOR, Incorporated                                        100            3,263
Sempra Energy                                              300            5,100
Williams Companies, Incorporated                           700           29,181
                                                                   ------------
                                                                        160,144

GOLD - 0.05%
Barrick Gold Corporation                                   700           12,731
Homestake Mining Company                                   500            3,438
Placer Dome, Incorporated                                  600            5,737
                                                                   ------------
                                                                         21,906

HOMEBUILDERS - 0.01%
Centex Corporation                                         100            2,350
                                                                   ------------

HOTELS & RESTAURANTS - 0.25%
Darden Restaurants, Incorporated                           200            3,250
Hilton Hotels Corporation                                  600            5,625
Marriott International,
  Incorporated, Class A                                    400           14,425
McDonalds Corporation                                    2,200           72,462
Tricon Global Restaurants,
  Incorporated *                                           200            5,650
Wendy's International, Incorporated                        200            3,563
                                                                   ------------
                                                                        104,975

HOUSEHOLD APPLIANCES - 0.02%
Maytag Corporation                                         100            3,688
Whirlpool Corporation                                      100            4,662
                                                                   ------------
                                                                          8,350

HOUSEHOLD PRODUCTS - 0.66%
Black & Decker Corporation                                 200            7,862
Clorox Company                                             400           17,925
Colgate-Palmolive Company                                  900           53,887
Fortune Brands, Incorporated                               300            6,919
Gillette Company                                         1,700           59,394
Procter & Gamble Company                                 2,200          125,950
Snap-On, Incorporated                                      100            2,663
The Stanley Works                                          200            4,750
                                                                   ------------
                                                                        279,350

INDUSTRIAL MACHINERY - 0.21%
Crane Company                                              100            2,431
Cummins Engine, Incorporated                               100            2,725
Deere & Company                                            400           14,800
Dover Corporation                                          300           12,169
Illinois Tool Works, Incorporated                          500           28,500
Ingersoll-Rand Company                                     300           12,075
Pall Corporation                                           200            3,700
Parker-Hannifin Corporation                                200            6,850
Thermo Electron Corporation *                              300            6,319
                                                                   ------------
                                                                         89,569


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
INSURANCE - 1.43%
Aetna, Incorporated                                        200     $     12,837
AFLAC, Incorporated                                        400           18,375
Allstate Corporation                                     1,200           26,700
American General Corporation                               400           24,400
American International Group,
  Incorporated                                           2,500          293,750
Aon Corporation                                            400           12,425
Chubb Corporation                                          300           18,450
CIGNA Corporation                                          300           28,050
Cincinnati Financial Corporation                           300            9,431
Conseco, Incorporated                                      600            5,850
Equifax, Incorporated                                      200            5,250
Hartford Financial Services
  Group, Incorporated                                      300           16,781
Jefferson-Pilot Corporation                                200           11,287
Lincoln National Corporation                               300           10,838
Loews Corporation                                          200           12,000
Marsh & McLennan Companies,
  Incorporated                                             400           41,775
MBIA, Incorporated                                         200            9,638
MGIC Investment Corporation                                200            9,100
Progressive Corporation                                    100            7,400
SAFECO Corporation                                         200            3,975
St. Paul Companies, Incorporated                           400           13,650
Torchmark, Incorporated                                    200            4,938
UNUMProvident Corporation                                  400            8,025
                                                                   ------------
                                                                        604,925

INTERNATIONAL OIL - 0.92%
Chevron Corporation                                      1,100           93,294
Halliburton Company                                        700           33,031
Royal Dutch Petroleum
  Company, GDR                                           3,500          215,469
Texaco, Incorporated                                       900           47,925
                                                                   ------------
                                                                        389,719

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.47%
America Online, Incorporated *                           3,800          200,450
                                                                   ------------

INVESTMENT COMPANIES - 0.02%
T. Rowe Price & Associates,
  Incorporated                                             200            8,500
                                                                   ------------

LEISURE TIME - 0.49%
B Corporation                                              200            3,312
Carnival Corporation, Class A                            1,000           19,500
Harrahs Entertainment, Incorporated                        200            4,187
Hasbro, Incorporated                                       300            4,519
Seagram, Ltd.                                              700           40,600
The Walt Disney Company                                  3,500          135,844
                                                                   ------------
                                                                        207,962

LIQUOR - 0.15%
Adolph Coors Company, Class B                              100            6,050
Anheuser-Busch Companies,
  Incorporated                                             700           52,281
Brown Forman Corporation,
  Class B                                                  100            5,375
                                                                   ------------
                                                                         63,706

METAL & METAL PRODUCTS - 0.01%
Inco, Ltd. *                                               300            4,613
                                                                   ------------

MINING - 0.02%
Newmont Mining Corporation                                 300            6,487
Phelps Dodge Corporation                                   100            3,719
                                                                   ------------
                                                                         10,206

NEWSPAPERS - 0.16%
Dow Jones & Company, Incorporated                          100            7,325
Gannett, Incorporated                                      400           23,925
Knight-Ridder, Incorporated                                100            5,319
New York Times Company, Class A                            300           11,850
Tribune Company                                            500           17,500
                                                                   ------------
                                                                         65,919

OFFICE FURNISHINGS & SUPPLIES - 0.04%
Avery Dennison Corporation                                 200           13,425
Office Depot, Incorporated *                               500            3,125
                                                                   ------------
                                                                         16,550

PAPER - 0.37%
Boise Cascade Corporation                                  100            2,588
Fort James Corporation                                     300            6,937
International Paper Company                                800           23,850
Kimberly-Clark Corporation                                 900           51,637
Mead Corporation                                           200            5,050
Minnesota Mining &
  Manufacturing Company                                    600           49,500
Sealed Air Corporation *                                   100            5,238
Westvaco Corporation                                       200            4,963
Willamette Industries,
  Incorporated                                             200            5,450
                                                                   ------------
                                                                        155,213

PETROLEUM SERVICES - 0.29%
Apache Corporation                                         200           11,763
Baker Hughes, Incorporated                                 500           16,000
Rowan Companies, Incorporated *                            200            6,075
Schlumberger, Ltd.                                         900           67,162
Tosco Corporation                                          200            5,663
Transocean Offshore, Incorporated                          300           16,031
                                                                   ------------
                                                                        122,694

PHOTOGRAPHY - 0.07%
Eastman Kodak Company                                      500           29,750
                                                                   ------------

PUBLISHING - 0.45%
American Greetings
  Corporation, Class A                                     100            1,900
McGraw-Hill Companies,
  Incorporated                                             300           16,200
Meredith Corporation                                       100            3,375
Time Warner, Incorporated                                2,200          167,200
                                                                   ------------
                                                                        188,675

RAILROADS & EQUIPMENT - 0.11%
Burlington Northern Santa Fe
  Corporation                                              700           16,056
CSX Corporation                                            400            8,475
Norfolk Southern Corporation                               600            8,925
Union Pacific Corporation                                  400           14,875
                                                                   ------------
                                                                         48,331

RETAIL GROCERY - 0.25%
Albertsons, Incorporated                                   700           23,275


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
RETAIL GROCERY - CONTINUED
Kroger Company *                                         1,400     $     30,888
Safeway, Incorporated *                                    800           36,100
Starbucks Corporation *                                    300           11,456
Winn-Dixie Stores, Incorporated                            300            4,294
                                                                   ------------
                                                                        106,013

RETAIL TRADE - 2.43%
AutoZone, Incorporated *                                   200            4,400
Bed Bath & Beyond, Incorporated *                          200            7,250
Best Buy Company, Incorporated *                           300           18,975
Circuit City Stores, Incorporated                          300            9,956
Consolidated Stores Corporation *                          200            2,400
Costco Wholesale Corporation *                             700           23,100
CVS Corporation                                            600           24,000
Dollar General Corporation                                 500            9,750
Federated Department Stores,
  Incorporated                                             400           13,500
GAP, Incorporated                                        1,400           43,750
Home Depot, Incorporated                                 3,800          189,762
J. C. Penney, Incorporated                                 500            9,219
Kmart Corporation *                                        800            5,450
Kohls Corporation *                                        500           27,812
Lowe's Companies, Incorporated                             600           24,638
May Department Stores,
  Incorporated                                             600           14,400
Nordstrom, Incorporated                                    200            4,825
RadioShack Corporation                                     300           14,213
Rite Aid Corporation                                       500            3,281
Sears Roebuck & Company                                    600           19,575
Staples, Incorporated *                                    800           12,300
Target Corporation                                         700           40,600
The Limited, Incorporated                                  700           15,138
TJX Companies, Incorporated                                500            9,375
Toys R Us, Incorporated *                                  400            5,825
Wal-Mart Stores, Incorporated                            7,300          420,662
Walgreen Company                                         1,600           51,500
                                                                   ------------
                                                                      1,025,656

SANITARY SERVICES - 0.05%
Allied Waste Industries, Incorporated *                    300            3,000
Waste Management, Incorporated                           1,000           19,000
                                                                   ------------
                                                                         22,000

SEMICONDUCTORS - 2.86%
Advanced Micro Devices,
  Incorporated *                                           300           23,175
Altera Corporation *                                       300           30,581
Conexant Systems, Incorporated *                           400           19,450
Intel Corporation                                        5,500          735,281
KLA-Tencor Corporation *                                   300           17,569
LSI Logic Corporation *                                    500           27,063
Micron Technology, Incorporated                            900           79,256
National Semiconductor Corporation *                       300           17,025
Novellus Systems, Incorporated *                           200           11,313
Teradyne, Incorporated *                                   300           22,050
Texas Instruments, Incorporated                          2,700          185,456
Xilinx, Incorporated                                       500           41,281
                                                                   ------------
                                                                      1,209,500

SOFTWARE - 3.17%
Adobe Systems, Incorporated                                200           26,000
Autodesk, Incorporated                                     100            3,469
BMC Software, Incorporated *                               400           14,594
Computer Associates
  International, Incorporated                            1,000           51,187
Compuware Corporation *                                    600            6,225
Microsoft Corporation                                    8,700          696,000
Novell, Incorporated *                                     500            4,625
Oracle Systems Corporation                               4,700          395,094
Parametric Technology
  Corporation *                                            500            5,500
PeopleSoft, Incorporated *                                 500            8,375
Sapient Corporation *                                      100           10,694
Siebel Systems, Incorporated *                             300           49,069
VERITAS Software Corporation                               600           67,809
                                                                   ------------
                                                                      1,338,641

STEEL - 0.02%
Allegheny Technologies,
  Incorporated                                             100            1,800
Nucor Corporation                                          100            3,319
USX-United States Steel Group                              200            3,712
                                                                   ------------
                                                                          8,831

TELECOMMUNICATIONS SERVICES - 1.73%
3Com Corporation *                                         600           34,575
ADC Telecommunications,
  Incorporated *                                           500           41,938
Andrew Corporation *                                       100            3,356
Comverse Technology,
  Incorporated *                                           200           18,600
Corning, Incorporated                                      500          134,937
Global Crossing, Ltd.                                    1,400           36,838
Nortel Networks Corporation                              4,900          334,425
QUALCOMM, Incorporated *                                 1,200           72,000
Tellabs, Incorporated *                                    700           47,906
Young & Rubicam, Incorporated                              100            5,719
                                                                   ------------
                                                                        730,294

TELEPHONE - 3.13%
Alltel Corporation                                         500           30,969
American Telephone &
  Telegraph Corporation                                  5,250          166,031
Bell Atlantic Corporation                                2,500          127,031
BellSouth Corporation                                    3,100          132,138
CenturyTel, Incorporated                                   200            5,750
GTE Corporation *                                        1,600           99,600
Nextel Communications,
  Incorporated, Class A *                                1,200           73,425
SBC Communications, Incorporated                         5,600          242,200
Sprint Corporation (FON Group)                           1,400           71,400
Sprint Corporation (PCS Group) *                         1,500           89,250
U. S. West, Incorporated *                                 800           68,600
WorldCom, Incorporated                                   4,700          215,612
                                                                   ------------
                                                                      1,322,006

TIRES & RUBBER - 0.01%
Goodyear Tire &  Rubber Company                            300            6,000
                                                                   ------------

TOBACCO - 0.25%
Philip Morris Companies,
  Incorporated                                           3,800          100,938
UST, Incorporated                                          300            4,406
                                                                   ------------
                                                                        105,344

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%
Mattel, Incorporated                                     700       $      9,231
                                                                   ------------

TRUCKING & FREIGHT - 0.05%
Kansas City Southern
  Industries, Incorporated                               200             17,738
Navistar International Corporation *                     100              3,106
                                                                   ------------
                                                                         20,844

TOTAL COMMON STOCKS
(Cost: $20,564,354)                                                $ 20,505,540
                                                                   ------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 45.94%
United States Treasury Bills
  4.38% due 07/06/2000                              19,431,000       19,419,179
                                                                   ------------
                                                                   $ 19,419,179
REPURCHASE AGREEMENTS - 5.56%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $2,350,077 on
07/03/2000, collateralized by
$2,205,000 U.S. Treasury Bonds,
6.625% due 02/15/2027 (valued at
$2,397,938, including interest)                    $ 2,349,000     $  2,349,000
                                                                   ------------
TOTAL INVESTMENTS (TACTICAL ALLOCATION
TRUST) (Cost: $42,332,534)                                         $ 42,273,719
                                                                   ============

EQUITY INDEX TRUST


                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 95.44%
AEROSPACE - 1.04%
Boeing Company                                           8,700     $    363,769
General Dynamics Corporation                             1,967          102,776
Honeywell International,
  Incorporated                                           7,629          257,002
Lockheed Martin Corporation                              3,805           94,412
Northrop Grumman Corporation                               717           47,501
Raytheon Company, Class B                                3,265           62,851
Textron, Incorporated                                    1,394           75,712
TRW, Incorporated                                        1,203           52,180
United Technologies Corporation                          4,493          264,525
                                                                   ------------
                                                                      1,320,728

AIR FREIGHT - 0.08%
Fedex Corporation *                                      2,830          107,540
                                                                   ------------

AIR TRAVEL - 0.17%
AMR Corporation *                                        1,468           38,810
Delta Air Lines, Incorporated                            1,212           61,282
Southwest Airlines Company                               4,805           90,995
US Airways Group, Incorporated *                           614           23,946
                                                                   ------------
                                                                        215,033
ALUMINUM - 0.25%
Alcan Aluminum, Ltd.                                     2,305           71,455
Alcoa, Incorporated                                      8,276          240,004
                                                                   ------------
                                                                        311,459

APPAREL & TEXTILES - 0.13%
Liz Claiborne, Incorporated                                530           18,682
NIKE, Incorporated, Class B                              2,602          103,592
Reebok International, Ltd. *                               575            9,164
Russell Corporation                                        276            5,520
Springs Industries, Incorporated                           195            6,277
V. F. Corporation                                        1,108           26,384
                                                                   ------------
                                                                        169,619

AUTO PARTS - 0.22%
Dana Corporation                                         1,490           31,569
Danaher Corporation                                      1,404           69,410
Delphi Automotive Systems
  Corporation                                            5,382           78,376
Eaton Corporation                                          667           44,689
Genuine Parts Company                                    1,677           33,540
Visteon Corporation                                      1,515           18,363
                                                                   ------------
                                                                        275,947

AUTOMOBILES - 0.74%
Ford Motor Company                                      11,567          497,381
General Motors Corporation *                             5,140          298,441
Harley Davidson, Incorporated                            2,921          112,459
PACCAR, Incorporated                                       781           30,996
                                                                   ------------
                                                                        939,277

BANKING - 3.91%
AmSouth Bancorporation                                   3,786           59,630
Bank America Corporation                                15,945          685,635
Bank of New York, Incorporated                           7,104          330,336
Bank One Corporation                                    11,039          293,223
BB&T Corporation                                         3,364           80,316
Charter One Financial, Incorporated                      2,000           46,000
Chase Manhattan Corporation                             11,847          545,702
Comerica, Incorporated                                   1,518           68,120
Fifth Third Bancorp                                      2,947          186,398
First Union Corporation                                  9,422          233,783
Firstar Corporation                                      9,326          196,429
FleetBoston Financial Corporation                        8,623          293,182
Golden West Financial Corporation                        1,532           62,525
Huntington Bancshares, Incorporated                      2,087           33,001
KeyCorp                                                  4,163           73,373
MBNA Corporation                                         7,713          209,215
Mellon Financial Corporation                             4,714          171,766
National City Corporation                                5,859           99,969
Northern Trust Corporation                               2,155          140,210
Old Kent Financial Corporation                           1,257           33,621
PNC Bank Corporation                                     2,808          131,625
Providian Financial Corporation                          1,341          120,690
Southtrust Corporation                                   1,623           36,720
State Street Corporation                                 1,525          161,745
Summit Bancorp                                           1,656           40,779
SunTrust Banks, Incorporated                             2,928          133,773
Synovus Financial Corporation                            2,672           47,094
U.S. Bancorp                                             7,215          138,889
Union Planters Corporation                               1,303           36,403
Wachovia Corporation                                     1,988          107,849
Washington Mutual, Incorporated                          5,261          151,911
                                                                   ------------
                                                                      4,949,912


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BROADCASTING - 1.57%
Clear Channel Communications *                           3,213     $    240,975
Comcast Corporation, Class A *                           8,637          349,798
MediaOne Group, Incorporated                             5,974          395,031
Viacom, Incorporated, Class B                           14,670        1,000,311
                                                                   ------------
                                                                      1,986,115

BUILDING MATERIALS & CONSTRUCTION - 0.08%
Armstrong Holdings, Incorporated                           398            6,094
Fluor Corporation                                          700           22,138
Masco Corporation                                        4,302           77,705
                                                                   ------------
                                                                        105,937

BUSINESS SERVICES - 2.55%
Automatic Data Processing,
  Incorporated                                           6,019          322,393
Cendant Corporation *                                    6,873           96,222
Ceridian Corporation *                                   1,442           34,698
Computer Sciences Corporation *                          1,566          116,961
Convergys Corporation *                                  1,512           78,435
Deluxe Corporation                                         694           16,352
Dun & Bradstreet Corporation                             1,529           43,768
Ecolab, Incorporated                                     1,233           48,164
Electronic Data Systems Corporation                      4,491          185,254
First Data Corporation                                   3,963          196,664
H & R Block, Incorporated                                  908           29,396
Harcourt General, Incorporated                             646           35,126
Humana, Incorporated *                                   1,606            7,829
Interpublic Group Companies,
  Incorporated                                           2,867          123,281
ITT Industries, Incorporated                               857           26,031
NCR Corporation                                            871           33,915
Newell Rubbermaid, Incorporated                          2,578           66,383
Omnicom Group, Incorporated                              1,753          156,127
Paychex, Incorporated                                    3,571          149,982
Quintiles Transnational Corporation *                    1,084           15,312
R.R. Donnelley & Sons Company                            1,192           26,894
Tyco International, Ltd.                                16,256          770,128
Yahoo, Incorporated                                      5,185          642,292
                                                                   ------------
                                                                      3,221,607

CHEMICALS - 0.90%
Air Products & Chemicals,
  Incorporated                                           2,196           67,664
B.F. Goodrich Company                                    1,032           35,153
Dow Chemical Company                                     6,539          197,396
E.I. Du Pont De Nemours &
  Company                                               10,013          438,069
Eastman Chemical Company                                   784           37,436
Engelhard Corporation                                    1,192           20,339
FMC Corporation *                                          272           15,776
Great Lakes Chemical Corporation                           488           15,372
Hercules, Incorporated                                     986           13,866
PPG Industries, Incorporated                             1,672           74,090
Praxair, Incorporated                                    1,473           55,145
Rohm & Haas Company                                      2,076           71,622
Sigma-Aldrich Corporation                                  792           23,166
Union Carbide Corporation                                1,332           65,934
W. R. Grace & Company *                                    659            7,990
                                                                   ------------
                                                                      1,139,018

COMPUTERS & BUSINESS EQUIPMENT - 10.44%
Apple Computer, Incorporated *                           3,112          162,991
Cabletron Systems, Incorporated *                        1,795           45,324
Cisco Systems, Incorporated *                           66,826        4,247,628
Citrix Systems, Incorporated *                           1,731           32,781
Compaq Computer Corporation                             16,308          416,873
Dell Computer Corporation *                             24,687        1,217,378
EMC Corporation *                                       20,804        1,600,608
Gateway, Incorporated *                                  3,041          172,577
Hewlett-Packard Company                                  9,622        1,201,547
International Business
  Machines Corporation                                  16,996        1,862,124
Maxim Integrated Products,
  Incorporated                                           2,703          183,635
Mips Technologies,
  Incorporated, Class B *                                  247            9,510
Network Appliance, Incorporated *                        2,923          235,301
Pitney Bowes, Incorporated                               2,481           99,240
SABRE Group Holdings,
  Incorporated, Class A *                                1,277           36,395
Seagate Technology, Incorporated *                       2,182          120,010
Sun Microsystems, Incorporated *                        15,246        1,386,433
Unisys Corporation *                                     2,959           43,090
Xerox Corporation                                        6,394          132,675
                                                                   ------------
                                                                     13,206,120

CONSTRUCTION MATERIALS - 0.06%
Owens-Corning Corporation                                  562            5,198
Sherwin-Williams Company                                 1,539           32,608
Vulcan Materials Company                                   973           41,535
                                                                   ------------
                                                                         79,341

CONSTRUCTION & MINING EQUIPMENT - 0.09%
Caterpillar, Incorporated                                3,312          112,194
                                                                   ------------

CONTAINERS & GLASS - 0.07%
Ball Corporation                                           248            7,982
Bemis, Incorporated                                        459           15,434
Crown Cork & Seal, Incorporated                          1,225           18,375
Owens-Illinois, Incorporated                             1,386           16,199
Pactiv Corporation *                                     1,634           12,868
Temple-Inland, Incorporated                                474           19,908
                                                                   ------------
                                                                         90,766

COSMETICS & TOILETRIES - 0.12%
Alberto Culver Company, Class B                            573           17,512
Avon Products, Incorporated                              2,275          101,238
International Flavors &
  Fragrances, Incorporated                               1,029           31,063
                                                                   ------------
                                                                        149,813

CRUDE PETROLEUM & NATURAL GAS - 0.19%
Burlington Resources, Incorporated                       2,095           80,134
Occidental Petroleum Corporation                         3,573           75,256
Sunoco, Incorporated                                       897           26,405
Union Pacific Resources
  Group, Incorporated *                                  2,436           53,592
                                                                   ------------
                                                                        235,387

DOMESTIC OIL - 2.56%
Amerada Hess Corporation                                   849           52,426
Anadarko Petroleum Corporation                           1,197           59,027
Ashland, Incorporated                                      665           23,317
Conoco, Incorporated, Class B                            5,958          146,343
Exxon Mobil Corporation                                 33,444        2,625,354
Kerr-McGee Corporation                                     905           53,338

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
DOMESTIC OIL - CONTINUED
Phillips Petroleum Company                               2,475     $    125,451
Unocal Corporation                                       2,301           76,221
USX-Marathon Group                                       3,028           75,889
                                                                   ------------
                                                                      3,237,366

DRUGS & HEALTH CARE - 11.16%
Abbott Laboratories                                     14,842          661,397
Allergan, Incorporated                                   1,238           92,231
ALZA Corporation *                                       1,031           60,958
American Home Products
  Corporation                                           12,560          737,900
Amgen, Incorporated *                                    9,899          695,405
Bausch & Lomb, Incorporated                                470           36,366
Baxter International, Incorporated                       2,781          195,539
Becton Dickinson & Company                               2,403           68,936
Biogen, Incorporated *                                   1,410           90,945
Biomet, Incorporated                                     1,047           40,244
Boston Scientific Corporation *                          3,923           86,061
Bristol-Myers Squibb Company                            18,946        1,103,604
C.R. Bard, Incorporated                                    474           22,811
Cardinal Health, Incorporated                            2,682          198,468
Eli Lilly & Company                                     10,808        1,079,449
Guidant Corporation *                                    2,963          146,668
HCA Healthcare Company                                   5,343          162,294
HEALTHSOUTH Corporation                                  3,668           26,364
IMS Health, Incorporated                                 2,807           50,526
Johnson & Johnson                                       13,374        1,362,476
Mallinckrodt, Incorporated                                 655           28,452
Manor Care, Incorporated                                   999            6,993
McKesson HBOC, Incorporated                              2,727           57,097
MedImmune, Incorporated                                  2,000          148,000
Medtronic, Incorporated                                 11,499          572,794
Merck & Company, Incorporated                           22,111        1,694,255
PE Corp-PE Biosystems Group                              2,011          132,475
Pfizer, Incorporated                                    60,005        2,880,240
Pharmacia & Upjohn, Incorporated                        12,175          629,295
Schering-Plough Corporation                             14,072          710,636
St. Jude Medical, Incorporated *                           833           38,214
Tenet Healthcare Corporation *                           2,992           80,784
Unitedhealth Group, Incorporated                         1,512          129,654
Watson Pharmaceuticals,
  Incorporated                                             970           52,137
Wellpoint Health Networks,
  Incorporated, Class A                                    547           39,623
                                                                   ------------
                                                                     14,119,291

ELECTRICAL EQUIPMENT - 4.41%
American Power Conversion
  Corporation *                                          1,841           75,136
Cooper Industries,                                         863           28,101
  Incorporated
Emerson Electric Company                                 4,059          245,062
General Electric Company                                95,008        5,035,424
Johnson Controls, Incorporated                             811           41,614
Millipore Corporation                                      415           31,281
Molex, Incorporated                                      1,893           91,101
National Service Industries,
  Incorporated                                             412            8,034
W.W. Grainger, Incorporated                                886           27,300
                                                                   ------------
                                                                      5,583,053

ELECTRIC UTILITIES - 1.55%
AES Corporation *                                        4,117          187,838
Ameren Corporation                                       1,271           42,896
American Electric Power,
  Incorporated                                           3,052           90,415
CINergy Corporation                                      1,573           40,013
CMS Energy Corporation                                   1,085           24,006
Consolidated Edison, Incorporated                        2,038           60,376
Constellation Energy Group,
  Incorporated                                           1,424           46,369
CP & L Energy, Incorporated                              1,546           49,375
Dominion Resources, Incorporated                         2,258           96,812
DTE Energy Company                                       1,410           43,093
Duke Energy Company                                      3,565          200,977
Edison International                                     3,170           64,985
Entergy Corporation                                      2,185           59,405
FirstEnergy Corporation                                  2,211           51,682
Florida Progress Corporation                               972           45,563
FPI Group, Incorporated                                  1,688           83,556
GPU, Incorporated                                        1,202           32,529
New Century Energies, Incorporated                       1,084           32,520
Niagara Mohawk Holdings,
  Incorporated *                                         1,687           23,513
Northern States Power Company                            1,516           30,604
PECO Energy Company                                      1,662           66,999
PG&E Corporation                                         3,683           90,694
Pinnacle West Capital Corporation                          862           29,200
PPL Corporation                                          1,373           30,120
Public Service Enterprise
  Group, Incorporated                                    2,126           73,613
Reliant Energy, Incorporated                             2,801           82,805
Southern Company                                         6,253          145,773
TXU Corporation                                          2,553           75,313
Unicom Corporation                                       1,659           64,183
                                                                   ------------
                                                                      1,965,227

ELECTRONICS - 3.57%
Adaptec, Incorporated *                                    976           22,204
Agilent Technologies, Incorporated *                     4,357          321,329
Analog Devices, Incorporated *                           3,356          255,056
Applied Materials, Incorporated *                        7,790          705,969
Lexmark International Group,
  Incorporated, Class A                                  1,193           80,229
Linear Technology Corporation                            3,027          193,539
Lucent Technologies, Incorporated                       31,282        1,853,458
Motorola, Incorporated                                  20,605          598,833
PerkinElmer, Incorporated                                  426           28,169
Rockwell International Corporation                       1,791           56,416
Scientific-Atlanta, Incorporated                         1,566          116,667
Silicon Graphics, Incorporated *                         1,786            6,698
Solectron Corporation *                                  5,733          240,069
TekTronix, Incorporated                                    443           32,782
Thomas & Betts Corporation                                 572           10,940
                                                                   ------------
                                                                      4,522,358

FINANCIAL SERVICES - 5.37%
American Express Company                                12,805          667,461
Association First Capital
  Corporation, Class A                                   7,006          156,321
Bear Stearns Companies,
  Incorporated                                           1,064           44,289
Capital One Financial Corporation                        1,855           82,779
Charles Schwab Corporation                              13,069          439,445
Citigroup, Incorporated                                 32,379        1,950,835

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
FINANCIAL SERVICES - CONTINUED
Countrywide Credit
  Industries, Incorporated                               1,130           34,253
Federal Home Loan Mortgage
  Corporation                                            6,678          270,459
Federal National Mortgage
  Association                                            9,632          502,670
Franklin Resources, Incorporated                         2,315           70,318
Household International,
  Incorporated                                           4,575          190,149
J. P. Morgan & Company,
  Incorporated                                           1,577          173,667
Lehman Brothers Holdings,
  Incorporated                                           1,143          108,085
Merrill Lynch & Company,
  Incorporated                                           3,772          433,780
Morgan Stanley Dean Witter &
  Company                                               10,867          904,678
Paine Webber Group,
  Incorporated                                           1,404           63,882
Regions Financial Corporation                            2,141           42,552
SLM Holding Corporation                                  1,536           57,504
Wells Fargo & Company                                   15,483          599,966
                                                                   ------------
                                                                      6,793,093

FOOD & BEVERAGES - 3.01%
Archer-Daniels-Midland Company                           5,768           56,599
Bestfoods                                                2,600          180,050
Campbell Soup Company                                    4,019          117,053
Coca-Cola Enterprises, Incorporated                      4,011           65,430
ConAgra, Incorporated                                    4,755           90,642
General Mills, Incorporated                              2,840          108,630
H.J. Heinz Company                                       3,383          148,006
Hershey Foods Corporation                                1,312           63,632
Kellogg Company                                          3,909          116,293
Nabisco Group Holding Corporation                        3,165           82,092
PepsiCo, Incorporated                                   13,859          615,859
Quaker Oats Company                                      1,266           95,108
Ralston Purina Company                                   2,940           58,616
Sara Lee Corporation                                     8,326          160,796
Supervalu, Incorporated                                  1,303           24,838
Sysco Corporation                                        3,177          133,831
The Coca-Cola Company                                   23,803        1,367,185
Unilever NV                                              5,502          236,586
Wm. Wrigley Jr. Company                                  1,069           85,721
                                                                   ------------
                                                                      3,806,967

FOREST PRODUCTS - 0.12%
Georgia-Pacific Corporation                              1,593           41,816
Louisiana Pacific Corporation                            1,033           11,234
Weyerhaeuser Company                                     2,200           94,600
                                                                   ------------
                                                                        147,650

FURNITURE & FIXTURES - 0.02%
Leggett & Platt, Incorporated                            1,844           30,426
                                                                   ------------

GAS & PIPELINE UTILITIES - 0.79%
Coastal Corporation                                      2,039          124,124
Columbia Energy Group                                      756           49,613
Eastern Enterprises                                        305           19,215
El Paso Energy Corporation                               2,257          114,966
Enron Corporation                                        7,029          453,370
NICOR, Incorporated                                        435           14,192
ONEOK, Incorporated                                        247            6,407
Peoples Energy Corporation                                 373           12,076
Sempra Energy                                            1,971           33,507
Williams Companies, Incorporated                         4,178          174,170
                                                                   ------------
                                                                      1,001,640

GOLD - 0.11%
Barrick Gold Corporation                                 4,039           73,459
Freeport McMoran Copper &
  Gold, Incorporated, Class B *                          1,524           14,097
Homestake Mining Company                                 2,486           17,091
Placer Dome, Incorporated                                3,349           32,025
                                                                   ------------
                                                                        136,672

HOMEBUILDERS - 0.03%
Centex Corporation                                         585           13,747
Kaufman & Broad Home Corporation                           497            9,847
Pulte Corporation                                          409            8,845
                                                                   ------------
                                                                         32,439

HOTELS & RESTAURANTS - 0.49%
Darden Restaurants, Incorporated                         1,212           19,695
Hilton Hotels Corporation                                3,506           32,869
Marriott International,
  Incorporated, Class A                                  2,335           84,206
McDonalds Corporation                                   12,812          421,995
Tricon Global Restaurants,
  Incorporated *                                         1,410           39,832
Wendy's International, Incorporated                      1,128           20,093
                                                                   ------------
                                                                        618,690

HOUSEHOLD APPLIANCES - 0.05%
Maytag Corporation                                         761           28,062
Whirlpool Corporation                                      666           31,052
                                                                   ------------
                                                                         59,114

HOUSEHOLD PRODUCTS - 1.28%
Black & Decker Corporation                                 854           33,573
Clorox Company                                           2,235          100,156
Colgate-Palmolive Company                                5,586          334,462
Fortune Brands, Incorporated                             1,535           35,401
Gillette Company                                        10,038          350,702
Procter & Gamble Company                                12,575          719,919
Snap-On, Incorporated                                      595           15,842
The Stanley Works                                          835           19,831
Tupperware Corporation                                     593           13,046
                                                                   ------------
                                                                      1,622,932

INDUSTRIAL MACHINERY - 0.40%
Briggs & Stratton Corporation                              221            7,569
Crane Company                                              583           14,174
Cummins Engine, Incorporated                               390           10,628
Deere & Company                                          2,215           81,955
Dover Corporation                                        1,978           80,233
Illinois Tool Works, Incorporated                        2,859          162,963
Ingersoll-Rand Company                                   1,604           64,561
Pall Corporation                                         1,215           22,478
Parker-Hannifin Corporation                              1,045           35,791
Thermo Electron Corporation *                            1,462           30,793
                                                                   ------------
                                                                        511,145

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
INSURANCE - 2.82%
Aetna, Incorporated                                      1,323     $     84,920
AFLAC, Incorporated                                      2,595          119,208
Allstate Corporation                                     7,174          159,621
American General Corporation                             2,409          146,949
American International Group,
  Incorporated                                          14,833        1,742,877
Aon Corporation                                          2,482           77,097
Chubb Corporation                                        1,642          100,983
CIGNA Corporation                                        1,532          143,242
Cincinnati Financial Corporation                         1,540           48,414
Conseco, Incorporated                                    3,114           30,362
Equifax, Incorporated                                    1,326           34,808
Hartford Financial Services
  Group, Incorporated                                    2,039          114,057
Jefferson-Pilot Corporation                                969           54,688
Lincoln National Corporation                             1,793           64,772
Loews Corporation                                          957           57,420
Marsh & McLennan Companies,
  Incorporated                                           2,543          265,585
MBIA, Incorporated                                         952           45,874
MGIC Investment Corporation                              1,057           48,093
Progressive Corporation                                    736           54,464
SAFECO Corporation                                       1,256           24,963
St. Paul Companies, Incorporated                         1,988           67,840
Torchmark, Incorporated                                  1,275           31,477
UNUMProvident Corporation                                2,268           45,502
                                                                   ------------
                                                                      3,563,216

INTERNATIONAL OIL - 1.81%
Chevron Corporation                                      6,301          534,404
Halliburton Company                                      4,221          199,178
Royal Dutch Petroleum
  Company, GDR                                          20,588        1,267,449
Texaco, Incorporated                                     5,334          284,035
                                                                   ------------
                                                                      2,285,066

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.92%
America Online, Incorporated *                          22,068        1,164,087
                                                                   ------------

INVESTMENT COMPANIES - 0.50%
SPDR Trust                                               3,990          579,672
T. Rowe Price Associates,
  Incorporated                                           1,187           50,448
                                                                   ------------
                                                                        630,120

LEISURE TIME - 0.96%
B Corporation                                              879           14,558
Carnival Corporation, Class A                            5,851          114,095
Harrahs Entertainment, Incorporated                      1,217           25,481
Hasbro, Incorporated                                     1,633           24,597
Seagram, Ltd.                                            4,527          262,566
The Walt Disney Company                                 19,969          775,047
                                                                   ------------
                                                                      1,216,344

LIQUOR - 0.30%
Adolph Coors Company, Class B                              381           23,051
Anheuser-Busch Companies,
  Incorporated                                           4,380          327,131
Brown Forman Corporation, Class B                          636           34,185
                                                                   ------------
                                                                        384,367

METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. *                                             1,832           28,167
Timken Company                                             605           11,268
                                                                   ------------
                                                                         39,435

MINING - 0.05%
Newmont Mining Corporation                               1,573           34,016
Phelps Dodge Corporation                                   752           27,965
                                                                   ------------
                                                                         61,981

NEWSPAPERS - 0.36%
Dow Jones & Company, Incorporated                          861           63,068
Gannett, Incorporated                                    2,584          154,556
Knight-Ridder, Incorporated                                716           38,082
New York Times Company, Class A                          1,618           63,911
Tribune Company                                          3,815          133,525
                                                                   ------------
                                                                        453,142

OFFICE FURNISHINGS & SUPPLIES - 0.07%
Avery Dennison Corporation                               1,030           69,139
Ikon Office Solutions, Incorporated                      1,465            5,677
Office Depot, Incorporated *                             3,041           19,006
                                                                   ------------
                                                                         93,822

PAPER - 0.77%
Boise Cascade Corporation                                  563           14,568
Fort James Corporation                                   2,019           46,689
International Paper Company                              5,374          160,202
Kimberly-Clark Corporation                               5,314          304,891
Mead Corporation                                         1,009           25,477
Minnesota Mining & Manufacturing
  Company                                                3,807          314,078
Potlatch Corporation                                       241            7,983
Sealed Air Corporation *                                   834           43,681
Westvaco Corporation                                       997           24,738
Willamette Industries, Incorporated                      1,044           28,449
                                                                   ------------
                                                                        970,756

PETROLEUM SERVICES - 0.60%
Apache Corporation                                       1,123           66,047
Baker Hughes, Incorporated                               3,216          102,912
McDermott International,
  Incorporated                                             579            5,102
Rowan Companies, Incorporated *                            925           28,097
Schlumberger, Ltd.                                       5,424          404,766
Tosco Corporation                                        1,405           39,779
Transocean Offshore, Incorporated                        2,005          107,142
                                                                   ------------
                                                                        753,845

PHOTOGRAPHY - 0.15%
Eastman Kodak Company                                    2,987          177,727
Polaroid Corporation                                       420            7,586
                                                                   ------------
                                                                        185,313

PLASTICS - 0.00%
Milacron, Incorporated                                     293            4,248
                                                                   ------------

PUBLISHING - 0.86%
American Greetings
  Corporation, Class A                                     654           12,426
McGraw-Hill Companies,
  Incorporated                                           1,871          101,034


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
PUBLISHING - CONTINUED
Meredith Corporation                                       459     $     15,491
Time Warner, Incorporated                               12,601          957,676
                                                                   ------------
                                                                      1,086,627

RAILROADS & EQUIPMENT - 0.22%
Burlington Northern Santa Fe
  Corporation                                            4,076           93,493
CSX Corporation                                          2,066           43,773
Norfolk Southern Corporation                             3,650           54,294
Union Pacific Corporation                                2,410           89,622
                                                                   ------------
                                                                        281,182

RETAIL GROCERY - 0.49%
Albertsons, Incorporated                                 4,085          135,826
Kroger Company *                                         8,034          177,250
Safeway, Incorporated *                                  4,772          215,336
Starbucks Corporation *                                  1,734           66,217
The Great Atlantic & Pacific
  Tea Company, Incorporated                                387            6,434
Winn-Dixie Stores, Incorporated                          1,426           20,410
                                                                   ------------
                                                                        621,473

RETAIL TRADE - 4.81%
AutoZone, Incorporated *                                 1,332           29,304
Bed Bath & Beyond, Incorporated *                        1,303           47,234
Best Buy Company, Incorporated *                         1,949          123,274
Circuit City Stores, Incorporated                        1,969           65,346
Consolidated Stores Corporation *                        1,025           12,300
Costco Wholesale Corporation *                           4,301          141,933
CVS Corporation                                          3,761          150,440
Dillards, Incorporated, Class A                            944           11,564
Dollar General Corporation                               3,162           61,659
Federated Department Stores,
  Incorporated                                           2,025           68,344
GAP, Incorporated                                        8,163          255,094
Home Depot, Incorporated                                22,254        1,111,309
J. C. Penney, Incorporated                               2,528           46,610
Kmart Corporation *                                      4,585           31,235
Kohls Corporation *                                      3,154          175,441
Longs Drug Stores Corporation                              391            8,504
Lowe's Companies, Incorporated                           3,630          149,057
May Department Stores,
  Incorporated                                           3,202           76,848
Nordstrom, Incorporated                                  1,340           32,328
RadioShack Corporation                                   1,817           86,080
Rite Aid Corporation                                     2,527           16,584
Sears Roebuck & Company                                  3,407          111,153
Staples, Incorporated *                                  4,593           70,617
Target Corporation                                       4,333          251,314
The Limited, Incorporated                                4,132           89,355
TJX Companies, Incorporated                              2,848           53,400
Toys R Us, Incorporated *                                2,050           29,853
Wal-Mart Stores, Incorporated                           42,824        2,467,733
Walgreen Company                                         9,648          310,545
                                                                   ------------
                                                                      6,084,458

SANITARY SERVICES - 0.10%
Allied Waste Industries, Incorporated *                  1,838           18,380
Waste Management, Incorporated                           5,973          113,487
                                                                   ------------
                                                                        131,867

SEMICONDUCTORS - 5.59%
Advanced Micro Devices,
  Incorporated *                                         1,497          115,643
Altera Corporation *                                     1,946          198,370
Conexant Systems, Incorporated *                         2,057          100,022
Intel Corporation                                       32,169        4,300,593
KLA-Tencor Corporation *                                 1,766          103,421
LSI Logic Corporation *                                  2,893          156,584
Micron Technology, Incorporated                          5,353          471,399
National Semiconductor Corporation *                     1,667           94,602
Novellus Systems, Incorporated *                         1,300           73,531
Teradyne, Incorporated *                                 1,625          119,438
Texas Instruments, Incorporated                         15,697        1,078,188
Xilinx, Incorporated                                     3,135          258,833
                                                                   ------------
                                                                      7,070,624

SOFTWARE - 6.19%
Adobe Systems, Incorporated                              1,173          152,490
Autodesk, Incorporated                                     544           18,870
BMC Software, Incorporated *                             2,379           86,796
Computer Associates
  International, Incorporated                            5,620          287,674
Compuware Corporation *                                  3,464           35,939
Microsoft Corporation                                   50,525        4,042,000
Novell, Incorporated *                                   3,194           29,545
Oracle Systems Corporation                              27,267        2,292,132
Parametric Technology Corporation *                      2,685           29,535
PeopleSoft, Incorporated *                               2,596           43,483
Sapient Corporation *                                      543           58,067
Shared Medical Systems Corporation *                       205           14,952
Siebel Systems, Incorporated *                           1,941          317,475
VERITAS Software Corporation                             3,784          427,651
                                                                   ------------
                                                                      7,836,609

STEEL - 0.06%
Allegheny Technologies,
  Incorporated                                             841           15,138
Bethleham Steel Corporation *                            1,286            4,581
Nucor Corporation                                          830           27,546
USX-United States Steel Group                              825           15,314
Worthington Industries, Incorporated                       867            9,103
                                                                   ------------
                                                                         71,682

TELECOMMUNICATIONS SERVICES - 3.43%
3Com Corporation *                                       3,282          189,125
ADC Telecommunications,
  Incorporated *                                         2,920          244,915
Andrew Corporation *                                       730           24,501
Comverse Technology, Incorporated *                      1,512          140,616
Corning, Incorporated                                    2,561          691,150
Global Crossing, Ltd.                                    8,518          224,130
Nortel Networks Corporation                             30,587        2,087,563
QUALCOMM, Incorporated *                                 7,140          428,400
Tellabs, Incorporated *                                  3,932          269,096
Young & Rubicam, Incorporated                              651           37,229
                                                                   ------------
                                                                      4,336,725

TELEPHONE - 6.17%
Alltel Corporation                                       3,021          187,113
American Telephone &
  Telegraph Corporation                                 31,037          981,545
Bell Atlantic Corporation                               14,895          756,852
BellSouth Corporation                                   18,108          771,854
CenturyTel, Incorporated                                 1,302           37,433

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
TELEPHONE - CONTINUED
GTE Corporation *                                        9,296     $    578,676
Nextel Communications,
  Incorporated, Class A *                                7,283          445,629
SBC Communications, Incorporated                        32,689        1,413,799
Sprint Corporation (FON Group)                           8,417          429,267
Sprint Corporation (PCS Group) *                         8,820          524,790
U. S. West, Incorporated *                               4,860          416,745
WorldCom, Incorporated                                  27,492        1,261,195
                                                                   ------------
                                                                      7,804,898

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                               681            7,576
Goodyear Tire &  Rubber Company                          1,464           29,280
                                                                   ------------
                                                                         36,856

TOBACCO - 0.48%
Philip Morris Companies,
  Incorporated                                          21,931          582,542
UST, Incorporated                                        1,592           23,383
                                                                   ------------
                                                                        605,925

TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
Mattel, Incorporated                                     4,121           54,346
                                                                   ------------

TRUCKING & FREIGHT - 0.10%
Kansas City Southern
  Industries, Incorporated                               1,081           95,871
Navistar International Corporation *                       642           19,942
Ryder Systems, Incorporated                                558           10,567
                                                                   ------------
                                                                        126,380

TOTAL COMMON STOCKS
(Cost: $98,092,906)                                                $120,759,270
                                                                   ------------

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                       ---------      -----
U.S. TREASURY OBLIGATIONS - 0.60%
U.S. TREASURY BILLS - 0.60%
5.72% due 09/07/2000 ****                              775,000     $    766,627
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $766,627)                                                   $    766,627
                                                                   ------------
                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                       ---------      -----
SHORT TERM INVESTMENTS - 2.61%
Navigator Securities Lending Trust,
6.65%                                                 $3,297,283   $  3,297,283
                                                                   ------------

REPURCHASE AGREEMENTS - 1.35%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $1,704,902 on
07/03/2000, collateralized by
$1,415,000 U.S. Treasury Bonds,
8.125% due 05/15/2021 (valued at
$1,740,450, including interest)                       $1,704,000   $  1,704,000
                                                                   ------------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $103,860,816)                                               $126,527,180
                                                                   ============

GROWTH & INCOME TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 97.25%
AEROSPACE - 0.91%
Honeywell International, Incorporated                  381,200     $ 12,841,675
United Technologies Corporation                        290,000       17,073,750
                                                                   ------------
                                                                     29,915,425

AGRICULTURE - 0.44%
Monsanto Company                                       318,500       14,412,125
                                                                   ------------

AIR TRAVEL - 0.42%
AMR Corporation *                                      517,300       13,676,119
                                                                   ------------

ALUMINUM - 0.74%
Alcoa, Incorporated                                    835,800       24,238,200
                                                                   ------------

AUTOMOBILES - 0.88%
General Motors Corporation, Class H                    328,800       28,852,200
                                                                   ------------

BANKING - 2.27%
Chase Manhattan Corporation                            392,550       18,081,834
U.S. Bancorp                                         1,454,700       28,002,975
Wachovia Corporation                                   523,600       28,405,300
                                                                   ------------
                                                                     74,490,109

BROADCASTING - 1.92%
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A *                                   1,488,400       36,093,700
Viacom, Incorporated, Class B                          396,502       27,036,480
                                                                   ------------
                                                                     63,130,180

BUSINESS SERVICES - 4.41%
Automatic Data Processing,
  Incorporated                                         580,000       31,066,250
Computer Sciences Corporation *                        357,900       26,730,656
Electronic Data Systems Corporation                    386,700       15,951,375
First Data Corporation                                 721,300       35,794,513
Tyco International, Ltd.                               743,000       35,199,625
                                                                   ------------
                                                                    144,742,419

CHEMICALS - 1.29%
Dow Chemical Company                                   520,500       15,712,594
E.I. Du Pont De Nemours &
  Company                                              612,300       26,788,125
                                                                   ------------
                                                                     42,500,719

COMPUTERS & BUSINESS EQUIPMENT - 8.94%
Cisco Systems, Incorporated *                        1,949,800      123,934,162
Dell Computer Corporation *                            653,700       32,235,581
EMC Corporation *                                      528,000       40,623,000
Hewlett-Packard Company                                281,800       35,189,775
International Business
  Machines Corporation                                 563,400       61,727,513
                                                                   ------------
                                                                    293,710,031

CONSTRUCTION & MINING EQUIPMENT - 0.52%
Caterpillar, Incorporated                              508,800       17,235,600
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
DOMESTIC OIL - 3.02%
Exxon Mobil Corporation                              1,108,300     $ 87,001,550
Unocal Corporation                                     370,000       12,256,250
                                                                   ------------
                                                                     99,257,800

DRUGS & HEALTH CARE - 12.80%
Abbott Laboratories                                    766,800       34,170,525
American Home Products
  Corporation                                        1,008,700       59,261,125
Baxter International, Incorporated                     545,900       38,383,594
Bristol-Myers Squibb Company                           419,800       24,453,350
Cardinal Health, Incorporated                          357,600       26,462,400
HCA Healthcare Company                                 844,300       25,645,612
Johnson & Johnson                                      361,400       36,817,625
Merck & Company, Incorporated                          579,100       44,373,537
Pfizer, Incorporated                                 1,656,875       79,530,000
Pharmacia & Upjohn, Incorporated                       997,419       51,554,095
                                                                   ------------
                                                                    420,651,863

ELECTRICAL EQUIPMENT - 3.85%
General Electric Company                             2,384,700      126,389,100
                                                                   ------------

ELECTRIC UTILITIES - 1.16%
Duke Energy Company                                    484,700       27,324,962
Unicom Corporation                                     280,100       10,836,369
                                                                   ------------
                                                                     38,161,331

ELECTRONICS - 4.52%
Agilent Technologies, Incorporated *                         1               74
Analog Devices, Incorporated *                         522,400       39,702,400
Lucent Technologies,
  Incorporated                                         952,600       56,441,550
Motorola, Incorporated                               1,111,800       32,311,687
Solectron Corporation *                                477,800       20,007,875
                                                                   ------------
                                                                    148,463,586

FINANCIAL SERVICES - 5.60%
Association First Capital
  Corporation, Class A                               1,329,400       29,662,237
Citigroup, Incorporated                              1,264,825       76,205,706
Federal National Mortgage
  Association                                          322,200       16,814,813
Goldman Sachs Group, Incorporated                       98,400        9,335,700
Merrill Lynch & Company,
  Incorporated                                         451,600       51,934,000
                                                                   ------------
                                                                    183,952,456

FOOD & BEVERAGES - 1.76%
PepsiCo, Incorporated                                1,060,700       47,134,856
The Coca-Cola Company                                  187,600       10,775,275
                                                                   ------------
                                                                     57,910,131

HOTELS & RESTAURANTS - 1.02%
McDonalds Corporation                                1,018,800       33,556,725
                                                                   ------------

HOUSEHOLD PRODUCTS - 1.35%
Gillette Company                                       508,100       17,751,744
Procter & Gamble Company                               463,700       26,546,825
                                                                   ------------
                                                                     44,298,569

INDUSTRIAL MACHINERY - 0.43%
Illinois Tool Works, Incorporated                      249,100       14,198,700
                                                                   ------------

INSURANCE - 3.64%
American International Group,
  Incorporated                                         454,250       53,374,375
Marsh & McLennan Companies,
  Incorporated                                         634,100       66,223,819
                                                                   ------------
                                                                    119,598,194

INTERNATIONAL OIL - 2.30%
Chevron Corporation                                    359,200       30,464,650
Royal Dutch Petroleum
  Company, GDR                                         732,700       45,106,844
                                                                   ------------
                                                                     75,571,494

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 1.46%
America Online, Incorporated *                         907,400       47,865,350
                                                                   ------------

LEISURE TIME - 0.84%
The Walt Disney Company                                707,200       27,448,200
                                                                   ------------

LIQUOR - 0.92%
Anheuser-Busch Companies,
  Incorporated                                         406,300       30,345,531
                                                                   ------------

NEWSPAPERS - 1.03%
Gannett, Incorporated                                  567,300       33,931,631
                                                                   ------------

PAPER - 2.01%
International Paper Company                            666,800       19,878,975
Kimberly-Clark Corporation                             500,400       28,710,450
Minnesota Mining &
  Manufacturing Company                                211,000       17,407,500
                                                                   ------------
                                                                     65,996,925

PETROLEUM SERVICES - 1.44%
Schlumberger, Ltd.                                     634,700       47,364,488
                                                                   ------------

RETAIL TRADE - 4.08%
Ebay, Incorporated *                                   209,400       11,373,038
Staples, Incorporated *                                500,000        7,687,500
Target Corporation                                     728,300       42,241,400
Wal-Mart Stores, Incorporated                        1,260,000       72,607,500
                                                                   ------------
                                                                    133,909,438

SANITARY SERVICES - 0.48%
Waste Management, Incorporated                         830,400       15,777,600
                                                                   ------------

SEMICONDUCTORS - 6.58%
Intel Corporation                                      841,700      112,524,769
Micron Technology, Incorporated                        705,000       62,084,062
Texas Instruments, Incorporated                        603,900       41,480,381
                                                                   ------------
                                                                    216,089,212

SOFTWARE - 5.20%
Microsoft Corporation                                1,555,100      124,408,000
Oracle Systems Corporation                             226,700       19,056,969
VeriSign, Incorporated                                 155,427       27,432,865
                                                                   ------------
                                                                    170,897,834

TELECOMMUNICATIONS SERVICES - 1.63%
Corning, Incorporated                                  150,200       40,535,225
Nokia Corporation, ADR                                 258,000       12,883,875
                                                                   ------------
                                                                     53,419,100

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                       ------         -----
TELEPHONE - 7.39%
American Telephone &
  Telegraph Corporation                              1,012,500   $   32,020,313
Bell Atlantic Corporation                              878,998       44,664,086
SBC Communications, Incorporated                     1,256,100       54,326,325
Sprint Corporation (PCS Group) *                       744,800       44,315,600
WorldCom, Incorporated                               1,469,550       67,415,606
                                                                 --------------
                                                                    242,741,930

TOTAL COMMON STOCKS
(Cost: $2,152,530,694)                                           $3,194,700,315
                                                                 --------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 1.80%
Navigator Securities Lending Trust,
6.65%                                              $58,920,944   $   58,920,944
                                                                 --------------
REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with Dillion
Read dated 06/30/2000 at 6.60%, to be
repurchased at $31,313,213 on
07/03/2000, collateralized by
$28,662,000 U.S. Treasury Bonds,
6.875% due 08/15/2025 (valued at
$32,013,643, including interest)                   $31,296,000   $   31,296,000
                                                                 --------------

TOTAL INVESTMENTS (GROWTH & INCOME
Trust) (Cost: $2,242,747,638)                                    $3,284,917,259
                                                                 ==============


U. S. LARGE CAP VALUE TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS - 97.14%
AEROSPACE - 4.08%
Lockheed Martin Corporation                            229,300     $  5,689,506
Raytheon Company, Class B                               60,000        1,155,000
Textron, Incorporated                                   30,000        1,629,375
United Technologies Corporation                        101,900        5,999,363
                                                                   ------------
                                                                     14,473,244

AIR TRAVEL - 0.38%
Galileo International, Incorporated                     65,000        1,356,875
                                                                   ------------

ALUMINUM - 0.41%
Alcoa, Incorporated                                     50,600        1,467,400
                                                                   ------------

APPAREL & TEXTILES - 1.76%
NIKE, Incorporated, Class B                            119,500        4,757,593
Tommy Hilfiger Corporation                              49,700          372,750
V. F. Corporation                                       45,900        1,092,994
                                                                   ------------
                                                                      6,223,337

AUTO PARTS - 0.11%
Federal Mogul Corporation                               41,000          392,063
                                                                   ------------

AUTO SERVICES - 0.35%
AutoNation, Incorporated *                             175,000        1,235,938
                                                                   ------------

BANKING - 3.74%
Bank America Corporation                               120,900        5,198,700
Bank One Corporation                                   119,700        3,179,531
Washington Mutual, Incorporated                        169,000        4,879,875
                                                                   ------------
                                                                     13,258,106

BROADCASTING - 7.68%
Adelphia Communications
  Corporation, Class A *                                68,000        3,187,500
American Telephone &
  Telegraph Corporation-
  Liberty Media Group, Class A *                       260,000        6,305,000
Cablevision Systems
  Corporation, Class A *                                88,000        5,973,000
Charter Communications,
  Incorporated, Class A *                              147,000        2,416,312
Fox Entertainment Group,
  Incorporated, Class A *                              199,300        6,053,737
Viacom, Incorporated, Class A                           23,000        1,572,625
Viacom, Incorporated, Class B                           25,000        1,704,688
                                                                   ------------
                                                                     27,212,862

BUSINESS SERVICES - 3.02%
Ecolab, Incorporated                                    36,000        1,406,250
Interpublic Group Companies,
  Incorporated                                          74,000        3,182,000
Quintiles Transnational Corporation *                   76,000        1,073,500
Service Corporation International                      118,500          377,719
Tyco International, Ltd.                                98,300        4,656,962
                                                                   ------------
                                                                     10,696,431

COMPUTERS & BUSINESS EQUIPMENT - 5.76%
Cisco Systems, Incorporated *                           48,000        3,051,000
Compaq Computer Corporation                            182,300        4,660,044
Dell Computer Corporation *                             80,500        3,969,656
Hewlett-Packard Company                                 41,700        5,207,287
International Business
  Machines Corporation                                  22,000        2,410,375
JDS Uniphase Corporation *                               9,300        1,114,838
                                                                   ------------
                                                                     20,413,200

COSMETICS & TOILETRIES - 0.69%
Avon Products, Incorporated                             55,000        2,447,500
                                                                   ------------

DOMESTIC OIL - 1.53%
Exxon Mobil Corporation                                 69,200        5,432,200
                                                                   ------------

DRUGS & HEALTH CARE - 11.99%
Astrazeneca PLC, ADR                                   174,500        8,114,250
Becton Dickinson & Company                             165,400        4,744,912
Forest Laboratories, Incorporated *                     74,000        7,474,000
Guidant Corporation *                                  129,300        6,400,350
Medtronic, Incorporated                                 85,800        4,273,913
Pacificare Health Systems *                             15,200          914,850
Pfizer, Incorporated                                   191,000        9,168,000
Unitedhealth Group, Incorporated                        16,600        1,423,450
                                                                   ------------
                                                                     42,513,725


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                       ------         -----
ELECTRICAL EQUIPMENT - 2.11%
Emerson Electric Company                                35,400     $  2,137,275
General Electric Company                                22,500        1,192,500
Sony Corporation                                        23,200        2,188,050
W.W. Grainger, Incorporated                             64,200        1,978,162
                                                                   ------------
                                                                      7,495,987

ELECTRIC UTILITIES - 2.65%
AES Corporation *                                       57,000        2,600,625
American Electric Power,
  Incorporated                                         110,900        3,285,413
CINergy Corporation                                     63,200        1,607,650
Niagara Mohawk Holdings,
  Incorporated *                                        77,500        1,080,156
Northeast Utilities                                     37,400          813,450
                                                                   ------------
                                                                      9,387,294

ELECTRONICS - 3.46%
Agilent Technologies, Incorporated *                    73,104        5,391,420
Applied Materials, Incorporated *                       28,000        2,537,500
Burr-Brown Corporation *                                36,400        3,155,425
Lucent Technologies, Incorporated                       20,000        1,185,000
                                                                   ------------
                                                                     12,269,345

FINANCIAL SERVICES - 3.77%
Association First Capital
  Corporation, Class A                                 163,200        3,641,400
Citigroup, Incorporated                                 31,500        1,897,875
Household International,
  Incorporated                                          86,300        3,586,844
SLM Holding Corporation                                 87,600        3,279,525
Wells Fargo & Company                                   24,500          949,375
                                                                   ------------
                                                                     13,355,019

FOOD & BEVERAGES - 6.18%
Campbell Soup Company                                  135,900        3,958,087
ConAgra, Incorporated                                  170,000        3,240,625
General Mills, Incorporated                             98,000        3,748,500
H.J. Heinz Company                                      30,900        1,351,875
Kellogg Company                                        178,800        5,319,300
PepsiCo, Incorporated                                   82,000        3,643,875
Seagram, Ltd.                                           12,000          645,000
                                                                   ------------
                                                                     21,907,262

GAS & PIPELINE UTILITIES - 1.92%
NiSource, Incorporated                                  58,300        1,085,838
Williams Companies, Incorporated                       137,500        5,732,031
                                                                   ------------
                                                                      6,817,869

HOTELS & RESTAURANTS - 0.51%
McDonalds Corporation                                   55,000        1,811,562
                                                                   ------------

HOUSEHOLD PRODUCTS - 1.40%
Clorox Company                                         111,000        4,974,187
                                                                   ------------

INDUSTRIAL MACHINERY - 2.27%
Dover Corporation                                       61,900        2,510,819
Illinois Tool Works, Incorporated                       97,300        5,546,100
                                                                   ------------
                                                                      8,056,919

INSURANCE - 5.30%
Allstate Corporation                                    65,000        1,446,250
American International Group,
  Incorporated                                          18,125        2,129,688
Berkshire Hathaway,
  Incorporated, Class A *                                   96        5,164,800
Cincinnati Financial Corporation                        51,200        1,609,600
Hartford Financial Services
  Group, Incorporated                                   68,000        3,803,750
Jefferson-Pilot Corporation                             32,300        1,822,931
PMI Group, Incorporated                                 27,000        1,282,500
XL Capital, Ltd., Shares A                              28,000        1,515,500
                                                                   ------------
                                                                     18,775,019

INTERNATIONAL OIL - 2.02%
Chevron Corporation                                      8,900          754,831
Texaco, Incorporated                                    67,000        3,567,750
The Shell Transport & Trading
  Company PLC                                           57,000        2,846,438
                                                                   ------------
                                                                      7,169,019

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.85%
Genuity, Incorporated, Class A *                        83,500          764,547
Macromedia, Incorporated                                23,100        2,233,481
                                                                   ------------
                                                                      2,998,028

LEISURE TIME - 1.72%
Blockbuster, Incorporated, Class A                       5,700           55,219
Carnival Corporation, Class A                          242,800        4,734,600
Hasbro, Incorporated                                    86,400        1,301,400
                                                                   ------------
                                                                      6,091,219

LIQUOR - 0.66%
Anheuser-Busch Companies,
  Incorporated                                          31,500        2,352,656
                                                                   ------------

PAPER - 0.00%
Sealed Air Corporation *                                   100            5,238
                                                                   ------------

PETROLEUM SERVICES - 1.39%
Baker Hughes, Incorporated                             153,700        4,918,400
                                                                   ------------

PUBLISHING - 2.32%
American Greetings
  Corporation, Class A                                  80,400        1,527,600
Time Warner, Incorporated                               88,300        6,710,800
                                                                   ------------
                                                                      8,238,400

RAILROADS & EQUIPMENT - 0.43%
Canadian National Railway
  Company                                               26,100          761,794
Union Pacific Corporation                               20,000          743,750
                                                                   ------------
                                                                      1,505,544

REAL ESTATE - 0.39%
IndyMac Mortgage Holdings,
  Incorporated                                         102,000        1,383,375
                                                                   ------------

RETAIL GROCERY - 0.40%
Starbucks Corporation *                                 37,000        1,412,938
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                       ------         -----
RETAIL TRADE - 2.35%
Circuit City Stores, Incorporated                        7,300     $    242,269
GAP, Incorporated                                       35,000        1,093,750
Lowe's Companies, Incorporated                         120,200        4,935,712
Williams Sonoma, Incorporated                           63,600        2,063,025
                                                                   ------------
                                                                      8,334,756

SEMICONDUCTORS - 5.62%
Advanced Micro Devices,
  Incorporated *                                        35,000        2,703,750
Altera Corporation *                                     9,000          917,438
Applied Micro Circuits
   Corporation *                                        13,200        1,303,500
Intel Corporation                                       16,000        2,139,000
KLA-Tencor Corporation *                                25,000        1,464,062
Micron Technology, Incorporated                         26,000        2,289,625
PMC-Sierra, Incorporated *                              12,500        2,221,094
Teradyne, Incorporated *                                39,300        2,888,550
Texas Instruments, Incorporated                         46,000        3,159,625
Xilinx, Incorporated                                    10,100          833,881
                                                                   ------------
                                                                     19,920,525

SOFTWARE - 1.75%
Autodesk, Incorporated                                  49,100        1,703,156
Cadence Design Systems,
  Incorporated *                                       106,500        2,169,938
PeopleSoft, Incorporated *                             140,100        2,346,675
                                                                   ------------
                                                                      6,219,769

TELECOMMUNICATIONS SERVICES - 1.77%
Nokia Corporation, ADR                                 120,300        6,007,481
Qwest Communications
  International, Incorporated *                          5,500          273,281
                                                                   ------------
                                                                      6,280,762

TELEPHONE - 3.82%
American Telephone &
  Telegraph Corporation                                 28,500          901,312
Sprint Corporation (FON Group)                          97,000        4,947,000
Sprint Corporation (PCS Group) *                        37,000        2,201,500
U. S. West, Incorporated *                              10,200          874,650
Voicestream Wireless
   Corporation                                          31,500        3,663,352
WorldCom, Incorporated                                  21,000          963,375
                                                                   ------------
                                                                     13,551,189

TOBACCO - 0.39%
Philip Morris Companies,
  Incorporated                                          52,000        1,381,250
                                                                   ------------

TRUCKING & FREIGHT - 0.19%
CNF Transportation, Incorporated                        30,000          682,500
                                                                   ------------


TOTAL COMMON STOCKS
(Cost: $333,548,622)                                               $344,418,912
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                    ---------         -----
CORPORATE BONDS - 0.54%
RETAIL TRADE - 0.54%
Amazon.com, Incorporated
  4.75% due 02/01/2009                               3,022,000     $  1,896,305
                                                                   ------------
TOTAL CORPORATE BONDS
(Cost: $1,905,902)                                                 $  1,896,305
                                                                   ------------

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $8,235,773 on
07/03/2000, collateralized by
$6,135,000 U.S. Treasury Bonds,
9.875% due 11/15/2015 (valued at
$8,397,281.25, including interest)                 $ 8,232,000     $  8,232,000
                                                                   ------------

TOTAL INVESTMENTS (U.S. LARGE CAP VALUE
TRUST) (Cost: $343,686,524)                                        $354,547,217
                                                                   ============


EQUITY-INCOME TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS - 92.15%
AEROSPACE - 1.70%
Boeing Company                                          85,400     $  3,570,787
Lockheed Martin Corporation                            481,500       11,947,219
                                                                   ------------
                                                                     15,518,006

AUTO PARTS - 1.32%
Dana Corporation                                        81,200        1,720,425
Eaton Corporation                                       72,200        4,837,400
Genuine Parts Company                                  272,650        5,453,000
                                                                   ------------
                                                                     12,010,825

BANKING - 6.82%
Bank America Corporation                               117,900        5,069,700
Bank One Corporation                                   304,100        8,077,656
Firstar Corporation                                    189,000        3,980,812
FleetBoston Financial
   Corporation                                         390,260       13,268,840
KeyCorp                                                106,900        1,884,113
Mellon Financial Corporation                           573,000       20,878,687
Mercantile Bankshares
   Corporation                                         199,250        5,940,141
National City Corporation                              174,200        2,972,288
                                                                   ------------
                                                                     62,072,237

BUILDING MATERIALS & CONSTRUCTION - 0.29%
Armstrong Holdings,
   Incorporated                                        173,300        2,653,656
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                       ------         -----
BUSINESS SERVICES - 1.56%
Dun & Bradstreet Corporation                           192,900     $  5,521,762
H & R Block, Incorporated                              125,500        4,063,063
R.R. Donnelley & Sons Company                          206,500        4,659,156
                                                                   ------------
                                                                     14,243,981

CHEMICALS - 3.33%
Dow Chemical Company                                   134,100        4,048,143
E.I. Du Pont De Nemours &
  Company                                              211,100        9,235,625
Great Lakes Chemical
   Corporation                                         199,500        6,284,250
Hercules, Incorporated                                 334,400        4,702,500
Imperial Chemical Industries
  PLC, ADR                                              90,800        2,797,775
PPG Industries, Incorporated                            73,900        3,274,694
                                                                   ------------
                                                                     30,342,987

COMPUTERS & BUSINESS EQUIPMENT - 1.46%
Compaq Computer Corporation                            173,100        4,424,869
Unisys Corporation *                                   134,200        1,954,287
Xerox Corporation                                      331,200        6,872,400
                                                                   ------------
                                                                     13,251,556

COSMETICS & TOILETRIES - 0.96%
International Flavors &
  Fragrances, Incorporated                             290,700        8,775,506
                                                                   ------------

DOMESTIC OIL - 5.13%
Amerada Hess Corporation                               135,800        8,385,650
Exxon Mobil Corporation                                294,745       23,137,482
Unocal Corporation                                     301,500        9,987,188
USX-Marathon Group                                     208,000        5,213,000
                                                                   ------------
                                                                     46,723,320

DRUGS & HEALTH CARE - 5.43%
Abbott Laboratories                                    211,700        9,433,881
American Home Products
  Corporation                                          273,800       16,085,750
Becton Dickinson & Company                             143,800        4,125,263
Merck & Company, Incorporated                           75,300        5,769,863
Pharmacia & Upjohn,
   Incorporated                                        271,464       14,031,295
                                                                   ------------
                                                                     49,446,052

ELECTRICAL EQUIPMENT - 0.84%
Cooper Industries, Incorporated                         49,000        1,595,563
Hubbell, Incorporated, Class B                         238,700        6,086,850
                                                                   ------------
                                                                      7,682,413

ELECTRIC UTILITIES - 5.06%
Duke Energy Company                                    162,700        9,172,212
Entergy Corporation                                    145,000        3,942,188
FirstEnergy Corporation                                274,375        6,413,516
Niagara Mohawk Holdings,
  Incorporated *                                       195,300        2,721,994
Reliant Energy, Incorporated                           187,000        5,528,187
Scottish Power PLC, ADR                                116,740        3,903,494
Southern Company                                       308,000        7,180,250
Unicom Corporation                                     187,100        7,238,431
                                                                   ------------
                                                                     46,100,272


ELECTRONICS - 0.93%
Motorola, Incorporated                                 101,100        2,938,219
Rockwell International
   Corporation                                         176,800        5,569,200
                                                                   ------------
                                                                      8,507,419

FINANCIAL SERVICES - 4.38%
Citigroup, Incorporated                                188,673       11,367,548
Federal National Mortgage
  Association                                          210,700       10,995,906
J. P. Morgan & Company,
  Incorporated                                          86,300        9,503,788
Wells Fargo & Company                                  206,700        8,009,625
                                                                   ------------
                                                                     39,876,867

FOOD & BEVERAGES - 6.37%
Campbell Soup Company                                  212,200        6,180,325
General Mills, Incorporated                            425,100       16,260,075
H.J. Heinz Company                                     271,700       11,886,875
Hershey Foods Corporation                              247,300       11,994,050
Kellogg Company                                        124,500        3,703,875
McCormick & Company,
  Incorporated                                         247,200        8,034,000
                                                                   ------------
                                                                     58,059,200

HOTELS & RESTAURANTS - 1.78%
Hilton Hotels Corporation                              560,300        5,252,813
Starwood Hotels & Resorts
  SBI, Class B                                         337,371       10,985,643
                                                                   ------------
                                                                     16,238,456

HOUSEHOLD PRODUCTS - 2.84%
Fortune Brands, Incorporated                           203,100        4,683,994
Gillette Company                                       125,000        4,367,187
Procter & Gamble Company                                90,700        5,192,575
The Stanley Works                                      244,600        5,809,250
Tupperware Corporation                                  95,400        2,098,800
Unilever NV-CVA                                         81,100        3,720,329
                                                                   ------------
                                                                     25,872,135

INDUSTRIAL MACHINERY - 0.76%
Pall Corporation                                       375,500        6,946,750
                                                                   ------------

INSURANCE - 4.95%
American General Corporation                           160,400        9,784,400
Chubb Corporation                                      132,400        8,142,600
Lincoln National Corporation                           155,000        5,599,375
SAFECO Corporation                                     233,200        4,634,850
St. Paul Companies,
   Incorporated                                        260,548        8,891,200
UNUMProvident Corporation                              400,200        8,029,013
                                                                   ------------
                                                                     45,081,438

INTERNATIONAL OIL - 4.28%
Chevron Corporation                                    164,700       13,968,618
Royal Dutch Petroleum
  Company, GDR                                         199,900       12,306,344
Texaco, Incorporated                                   239,000       12,726,750
                                                                   ------------
                                                                     39,001,712

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                       ------         -----
LEISURE TIME - 1.61%
Hasbro, Incorporated                                   274,800     $  4,139,175
The Walt Disney Company                                271,500       10,537,594
                                                                   ------------
                                                                     14,676,769

LIQUOR - 1.36%
Anheuser-Busch Companies,
  Incorporated                                          72,100        5,384,969
Brown Forman Corporation,
  Class B                                              130,100        6,992,875
                                                                   ------------
                                                                     12,377,844

MINING - 0.77%
Newmont Mining Corporation                             149,500        3,232,938
Phelps Dodge Corporation                               102,000        3,793,125
                                                                   ------------
                                                                      7,026,063

NEWSPAPERS - 1.55%
Dow Jones & Company,
  Incorporated                                          71,800        5,259,350
Knight-Ridder, Incorporated                            166,900        8,876,994
                                                                   ------------
                                                                     14,136,344

PAPER - 4.73%
Consolidated Papers, Incorporated                       22,700          829,969
Fort James Corporation                                 384,000        8,880,000
International Paper Company                            334,955        9,985,846
Kimberly-Clark Corporation                             210,500       12,077,437
Minnesota Mining &
  Manufacturing Company                                137,300       11,327,250
                                                                   ------------
                                                                     43,100,502

PETROLEUM SERVICES - 3.59%
Baker Hughes, Incorporated                             228,000        7,296,000
BP Amoco PLC, ADR                                      449,260       25,411,269
                                                                   ------------
                                                                     32,707,269

PHOTOGRAPHY - 1.22%
Eastman Kodak Company                                  186,100       11,072,950
                                                                   ------------

PUBLISHING - 0.61%
Readers Digest Association,
  Incorporated, Class A                                139,300        5,537,175
                                                                   ------------

RAILROADS & EQUIPMENT - 1.76%
Norfolk Southern Corporation                           466,100        6,933,237
Union Pacific Corporation                              245,200        9,118,375
                                                                   ------------
                                                                     16,051,612

REAL ESTATE - 1.41%
Rouse Company                                          237,400        5,875,650
Simon Property Group,
  Incorporated                                         313,800        6,962,437
                                                                   ------------
                                                                     12,838,087

RETAIL TRADE - 1.89%
J. C. Penney, Incorporated                             140,400        2,588,625
May Department Stores,
  Incorporated                                         183,350        4,400,400
Toys R Us, Incorporated *                              700,300       10,198,119
                                                                   ------------
                                                                     17,187,144

SANITARY SERVICES - 0.86%
Waste Management, Incorporated                         413,832        7,862,808
                                                                   ------------

SOFTWARE - 1.23%
BMC Software, Incorporated *                            97,700        3,564,523
Microsoft Corporation                                   94,900        7,592,000
                                                                   ------------
                                                                     11,156,523

TELECOMMUNICATIONS SERVICES - 0.30%
Vodafone Group PLC, ADR                                 65,000        2,693,438
                                                                   ------------

TELEPHONE - 7.68%
Alltel Corporation                                     197,600       12,238,850
American Telephone &
  Telegraph Corporation                                156,450        4,947,731
Bell Atlantic Corporation                              214,800       10,914,525
BellSouth Corporation                                  138,100        5,886,513
GTE Corporation *                                      235,500       14,659,875
SBC Communications,
  Incorporated                                         418,864       18,115,868
U. S. West, Incorporated *                              37,400        3,207,050
                                                                   ------------
                                                                     69,970,412

TOBACCO - 1.39%
Philip Morris Companies,
  Incorporated                                         279,300        7,418,906
UST, Incorporated                                      354,100        5,200,844
                                                                   ------------
                                                                     12,619,750

TOTAL COMMON STOCKS
(Cost: $836,348,012)                                               $839,419,478
                                                                   ------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                   ---------           -----
SHORT TERM INVESTMENTS - 6.20%
Navigator Securities Lending Trust,
6.65%                                              $30,536,502     $ 30,536,502
T. Rowe Price Resources Investor
Fund, 6.605%                                        25,887,127       25,887,127
                                                                   ------------
                                                                   $ 56,423,629
REPURCHASE AGREEMENTS - 1.65%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $15,036,889 on
07/03/2000, collateralized by
$13,645,000 U.S. Treasury Bonds,
10.75% due 05/15/2003 (valued at
$15,333,569, including interest)                   $15,041,000     $ 15,041,000
                                                                   ------------

TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(Cost: $907,812,640)                                               $910,884,107
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INCOME & VALUE TRUST

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCKS - 59.95%
AEROSPACE - 2.07%
Lockheed Martin Corporation                              106,800     $ 2,649,975
Raytheon Company, Class B                                 77,400       1,489,950
Textron, Incorporated                                     52,400       2,845,975
United Technologies Corporation                          106,900       6,293,738
                                                                     -----------
                                                                      13,279,638
AIR TRAVEL - 0.26%
Galileo International, Incorporated                       80,000       1,670,000
                                                                     -----------
ALUMINUM - 0.22%
Alcoa, Incorporated                                       48,000       1,392,000
                                                                     -----------
APPAREL & TEXTILES - 0.91%
NIKE, Incorporated, Class B                               99,000       3,941,437
V. F. Corporation                                         79,400       1,890,713
                                                                     -----------
                                                                       5,832,150
AUTO PARTS - 0.10%
Federal Mogul Corporation                                 69,900         668,419
                                                                     -----------
AUTO SERVICES - 0.25%
AutoNation, Incorporated *                               224,900       1,588,356
                                                                     -----------
BANKING - 2.79%
Bank America Corporation                                 181,100       7,787,300
Bank One Corporation                                     191,400       5,084,062
Washington Mutual, Incorporated                          175,000       5,053,125
                                                                     -----------
                                                                      17,924,487
BROADCASTING - 4.64%
Adelphia Communications
  Corporation, Class A *                                  60,000       2,812,500
American Telephone &
  Telegraph Corporation-Liberty
  Media Group, Class A *                                 214,400       5,199,200
Cablevision Systems Corporation, Class A *                93,000       6,312,375
Fox Entertainment Group, Incorporated, Class A *         255,000       7,745,625
Viacom, Incorporated, Class A                             92,000       6,290,500
Viacom, Incorporated, Class B                             21,000       1,431,937
                                                                     -----------
                                                                      29,792,137
BUSINESS SERVICES - 2.30%
Ecolab, Incorporated                                      56,000       2,187,500
Interpublic Group Companies, Incorporated                 65,000       2,795,000
Protection One, Incorporated                               5,440          11,900
Quintiles Transnational Corporation *                    167,500       2,365,937
Service Corporation International                        240,000         765,000
Tyco International, Ltd.                                 140,000       6,632,500
                                                                     -----------
                                                                      14,757,837
COMPUTERS & BUSINESS EQUIPMENT - 3.07%
Cisco Systems, Incorporated *                             41,000       2,606,063
Compaq Computer Corporation                              149,000       3,808,812
Dell Computer Corporation *                               69,800       3,442,012
Hewlett-Packard Company                                   49,100       6,131,362

                                                          SHARES         VALUE
                                                          ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
International Business Machines Corporation               22,000     $ 2,410,375
JDS Uniphase Corporation *                                11,100       1,330,613
                                                                     -----------
                                                                      19,729,237
COSMETICS & TOILETRIES - 0.48%
Avon Products, Incorporated                               70,000       3,115,000
                                                                     -----------
DOMESTIC OIL - 0.95%
Exxon Mobil Corporation                                   77,600       6,091,600
                                                                     -----------
DRUGS & HEALTH CARE - 7.99%
Astrazeneca PLC, ADR                                     184,000       8,556,000
Becton Dickinson & Company                               110,600       3,172,838
Forest Laboratories, Incorporated *                      113,000      11,413,000
Guidant Corporation *                                    165,600       8,197,200
Medtronic, Incorporated                                  126,000       6,276,375
Pacificare Health Systems *                               35,500       2,136,656
Pfizer, Incorporated                                     241,000      11,568,000
                                                                     -----------
                                                                      51,320,069
ELECTRICAL EQUIPMENT - 1.30%
Emerson Electric Company                                  43,700       2,638,388
General Electric Company                                  25,800       1,367,400
Sony Corporation                                          34,200       3,225,487
W.W. Grainger, Incorporated                               36,400       1,121,575
                                                                     -----------
                                                                       8,352,850
ELECTRIC UTILITIES - 1.55%
AES Corporation *                                        104,000       4,745,000
American Electric Power, Incorporated                      2,200          65,175
CINergy Corporation                                      103,100       2,622,606
Niagara Mohawk Holdings, Incorporated *                  115,700       1,612,569
Northeast Utilities                                       43,200         939,600
                                                                     -----------
                                                                       9,984,950
ELECTRONICS - 2.10%
Agilent Technologies, Incorporated *                      85,626       6,314,917
Applied Materials, Incorporated *                         36,000       3,262,500
Burr-Brown Corporation *                                  30,500       2,643,969
Lucent Technologies, Incorporated                         22,000       1,303,500
                                                                     -----------
                                                                      13,524,886
FINANCIAL SERVICES - 2.56%
Association First Capital Corporation, Class A           150,000       3,346,875
Citigroup, Incorporated                                   23,500       1,415,875
Household International, Incorporated                    110,000       4,571,875
SLM Holding Corporation                                  150,000       5,615,625
Wells Fargo & Company                                     38,200       1,480,250
                                                                     -----------
                                                                      16,430,500
FOOD & BEVERAGES - 3.74%
Campbell Soup Company                                    164,300       4,785,237
ConAgra, Incorporated                                    103,600       1,974,875
General Mills, Incorporated                              113,600       4,345,200
H.J. Heinz Company                                        37,100       1,623,125
Kellogg Company                                          278,900       8,297,275

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
FOOD & BEVERAGES - CONTINUED
PepsiCo, Incorporated                                     32,000     $ 1,422,000
Seagram, Ltd.                                             30,000       1,612,500
                                                                     -----------
                                                                      24,060,212
GAS & PIPELINE UTILITIES - 1.09%
NiSource, Incorporated                                    39,600         737,550
Williams Companies, Incorporated                         151,000       6,294,813
                                                                     -----------
                                                                       7,032,363
HOUSEHOLD PRODUCTS - 0.71%
Clorox Company                                           101,200       4,535,025
                                                                     -----------
INDUSTRIAL MACHINERY - 1.04%
Dover Corporation                                         43,000       1,744,188
Illinois Tool Works, Incorporated                         86,400       4,924,800
                                                                     -----------
                                                                       6,668,988
INSURANCE - 3.18%
American International Group, Incorporated                31,250       3,671,875
Berkshire Hathaway, Incorporated, Class A *                   82       4,411,600
Cincinnati Financial Corporation                          82,700       2,599,881
Hartford Financial Services Group, Incorporated           38,000       2,125,625
Jefferson-Pilot Corporation                               16,000         903,000
PMI Group, Incorporated                                   40,000       1,900,000
XL Capital, Ltd., Shares A                                89,000       4,817,125
                                                                     -----------
                                                                      20,429,106
INTERNATIONAL OIL - 1.08%
Chevron Corporation                                       15,000       1,272,188
Texaco, Incorporated                                      41,700       2,220,525
The Shell Transport & Trading Company PLC                 69,000       3,445,687
                                                                     -----------
                                                                       6,938,400
INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.34%
Genuity, Incorporated, Class A *                          93,900         859,772
Macromedia, Incorporated                                  12,600       1,218,262
Rhythms Net Connections, Incorporated *                    9,751         122,497
                                                                     -----------
                                                                       2,200,531
LEISURE TIME - 0.92%
Carnival Corporation, Class A                            152,000       2,964,000
Hasbro, Incorporated                                     194,400       2,928,150
                                                                     -----------
                                                                       5,892,150
LIQUOR - 0.64%
Anheuser-Busch Companies, Incorporated                    55,000       4,107,813
                                                                     -----------
PETROLEUM SERVICES - 0.78%
Baker Hughes, Incorporated                               157,000       5,024,000
                                                                     -----------
PUBLISHING - 1.51%
American Greetings Corporation, Class A                  113,100       2,148,900
Time Warner, Incorporated                                 99,700       7,577,200
                                                                     -----------
                                                                       9,726,100

                                                          SHARES         VALUE
                                                          ------         -----
RAILROADS & EQUIPMENT - 0.36%
Canadian National Railway Company                         29,200     $   852,275
Union Pacific Corporation                                 40,000       1,487,500
                                                                     -----------
                                                                       2,339,775
REAL ESTATE - 0.50%
IndyMac Mortgage Holdings, Incorporated                  236,300       3,204,819
                                                                     -----------
RETAIL GROCERY - 0.37%
Starbucks Corporation *                                   63,000       2,405,813
                                                                     -----------
RETAIL TRADE - 1.03%
Lowe's Companies, Incorporated                           119,300       4,898,757
Williams Sonoma, Incorporated                             53,900       1,748,381
                                                                     -----------
                                                                       6,647,138
SEMICONDUCTORS - 3.47%
Advanced Micro Devices, Incorporated *                    39,000       3,012,750
Altera Corporation *                                      14,800       1,508,675
Applied Micro Circuits Corporation *                      16,400       1,619,500
Intel Corporation                                         24,300       3,248,606
KLA-Tencor Corporation *                                  38,000       2,225,375
Micron Technology, Incorporated                           18,000       1,585,125
PMC-Sierra, Incorporated *                                15,000       2,665,312
Teradyne, Incorporated *                                  39,500       2,903,250
Texas Instruments, Incorporated                           32,200       2,211,738
Xilinx, Incorporated                                      15,600       1,287,975
                                                                     -----------
                                                                      22,268,306
SOFTWARE - 1.63%
Autodesk, Incorporated                                    79,400       2,754,188
Cadence Design Systems, Incorporated *                   250,000       5,093,750
PeopleSoft, Incorporated *                               145,000       2,428,750
Policy Management Systems Corporation *                   14,000         215,250
                                                                     -----------
                                                                      10,491,938
TELECOMMUNICATIONS SERVICES - 1.47%
Nokia Corporation, ADR                                   183,000       9,138,562
Qwest Communications International, Incorporated *         6,500         322,969
                                                                     -----------
                                                                       9,461,531
TELEPHONE - 1.67%
American Telephone & Telegraph Corporation                42,550       1,345,644
Nextel International, Incorporated *                          96             959
Sprint Corporation (FON Group)                           107,600       5,487,600
U. S. West, Incorporated *                                12,200       1,046,150
Voicestream Wireless Corporation                          13,500       1,570,008
WorldCom, Incorporated                                    27,500       1,261,562
                                                                     -----------
                                                                      10,711,923
TOBACCO - 0.53%
Philip Morris Companies, Incorporated                    128,000       3,400,000
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
TRUCKING & FREIGHT - 0.35%
CNF Transportation, Incorporated                         100,000     $  2,275,000
                                                                      -----------
TOTAL COMMON STOCKS
(Cost: $377,761,275)                                                 $385,275,047
                                                                      -----------
WARRANTS - 0.00%
TELECOMMUNICATIONS SERVICES - 0.00%
Orbital Imaging Corporation *,
  (Expiration date 03/01/2005;
  strike price $1.00)                                         570     $    11,471
                                                                      -----------
TOTAL WARRANTS
(Cost: $0)                                                            $    11,471
                                                                      -----------


                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                       ---------         -----
U.S. TREASURY OBLIGATIONS - 5.46%
U.S. TREASURY BONDS - 0.78%
zero coupon due 08/15/2025                           $  6,650,000     $ 1,479,160
5.25% due 02/15/2029                                    1,000,000         887,500
7.875% due 02/15/2021                                   2,250,000       2,677,500
                                                                      -----------
                                                                        5,044,160
U.S. TREASURY NOTES - 4.68%
5.625% due 02/15/2006 - 05/15/2008                      3,400,000       3,291,707
6.25% due 02/15/2003 - 02/15/2007                      22,750,000      22,705,472
6.375% due 08/15/2002                                   2,000,000       1,998,120
7.25% due 05/15/2004                                    2,000,000       2,062,820
                                                                      -----------
                                                                       30,058,119
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $36,317,662)                                                   $35,102,279
                                                                      -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.13%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.81%
5.125% due 02/13/2004                                   7,000,000       6,570,130
5.25% due 01/15/2009                                    3,000,000       2,644,230
5.875% due 04/23/2004                                   3,000,000       2,861,250
6.00% due 05/15/2008 - 05/01/2029                      11,934,613      11,138,868
6.25% due 05/15/2029                                    7,500,000       6,744,150
6.50% due 06/01/2014 - 05/01/2029                      19,076,781      18,050,240
7.50% due 06/01/2025 - 09/01/2029                       2,202,295       2,170,626
                                                                      -----------
                                                                       50,179,494

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.32%
6.00% due 05/15/2029 - 06/15/2029                       4,602,364       4,239,071
6.50% due 05/15/2029 - 07/15/2029                      17,501,799      16,610,257
7.00% due 04/15/2029 - 10/15/2029                       3,656,765       3,553,900
7.50% due 10/15/2029                                      993,508         986,365

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                        ---------         -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
8.00% due 10/15/2025 - 04/15/2030                      $ 8,724,096     $ 8,818,325
                                                                       -----------
                                                                        34,207,918
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $87,157,715)                                                    $84,387,412
                                                                       -----------
CORPORATE BONDS - 10.44%
AUTO SERVICES - 0.11%
Hertz Corporation,
7.625% due 08/15/2007                                      750,000     $   741,285
                                                                       -----------
BANKING - 0.34%
Bank Of America,
7.875% due 05/16/2005                                      750,000         761,753
Bank One Corporation,
5.625% due 02/17/2004                                      750,000         699,675
Capital One Bank,
8.25% due 06/15/2005                                       750,000         746,055
                                                                       -----------
                                                                         2,207,483
BROADCASTING - 0.69%
Acme Television LLC,
Step up to 10.875% due 09/30/2004                          500,000         477,500
British Sky Broadcasting Group,
  8.20% due 07/15/2009                                   1,750,000       1,637,020
CBS, Incorporated,
7.15% due 05/20/2005                                     1,250,000       1,222,937
Cox Radio, Incorporated,
6.375% due 05/15/2005                                    1,000,000         944,370
Radio One, Incorporated,
12.00% due 05/15/2004                                      125,000         135,000
                                                                       -----------
                                                                         4,416,827
BUSINESS SERVICES - 0.36%
Williams Holdings, Incorporated,
  6.50% due 12/01/2008                                   2,500,000       2,287,050
                                                                       -----------
COMPUTERS & BUSINESS EQUIPMENT - 0.12%
Zilog, Incorporated,
9.50% due 03/01/2005                                       900,000         778,500
                                                                       -----------
CONSTRUCTION & MINING EQUIPMENT - 0.13%
McDermott, Incorporated,
9.375% due 03/15/2002                                    1,125,000         828,495
                                                                       -----------
CONTAINERS & GLASS - 0.10%
Graham Packaging
  Company/GPC Capital
  Company, 8.75% due
  01/15/2008                                               750,000         652,500
                                                                       -----------
DOMESTIC OIL - 0.01%
Clark Refining & Marketing,
  Incorporated, 8.375% due
  11/15/2007                                                75,000          58,875
                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT           VALUE
                                              ---------         -----
ELECTRIC UTILITIES - 0.22%
Michigan Consolidated Gas
  Company, 6.45%, VR due 06/30/2008          $  750,000     $   702,167
Waste Management,
  Incorporated, 6.625% due 07/15/2002           750,000         718,837
                                                            -----------
                                                              1,421,004

FINANCIAL SERVICES - 2.23%
Associates Corporation of North America,
  5.75% due 11/01/2003                        2,000,000       1,900,300
  5.80% due 04/20/2004                          750,000         702,480
Chase Manhattan Corporation,
  6.375% due 04/01/2008                         750,000         693,518
Conseco, Incorporated,
  8.75% due 02/09/2004                          750,000         513,750
Ford Motor Credit Company,
  5.80% due 01/12/2009                        2,250,000       1,957,477
  6.70% due 07/16/2004                          750,000         726,645
  7.375% due 10/28/2009                       1,000,000         967,270
General Motors Acceptance
  Corporation, 6.85% due 06/17/2004             750,000         731,992
Goldman Sachs Group, Incorporated,
  6.65% due 05/15/2009                          750,000         688,515
Household Finance Corporation,
  6.40% due 06/17/2008                        2,000,000       1,814,620
  7.20% due 07/15/2006                          750,000         725,947
Lehman Brothers Holdings, Incorporated,
  6.625% due 02/05/2006                         750,000         700,793
Pegasus Aviation Lease Securitization,
  8.37% due 03/25/2030                          750,000         756,075
Triton Aviation Finance,
7.42% due 05/15/2005                            750,000         750,000
United States West Capital Funding,
  Incorporated, 6.375% due 07/15/2008           750,000         680,625
                                                            -----------
                                                             14,310,007

FOOD & BEVERAGES - 0.51%
ConAgra, Incorporated,
  9.75% due 03/01/2021                          750,000         835,191
Nabisco, Incorporated,
  6.375% due 02/01/2035                         750,000         670,568
  7.55% due 06/15/2015                        2,000,000       1,748,824
                                                            -----------
                                                              3,254,583

GAS & PIPELINE UTILITIES - 0.11%
TransCanada Pipelines, Ltd.,
  7.15% due 06/15/2006                          750,000         734,852
                                                            -----------
HOTELS & RESTAURANTS - 0.11%
Mirage Resorts, Incorporated,
  6.625% due 02/01/2005                         750,000         684,855
                                                            -----------

                                              PRINCIPAL
                                               AMOUNT           VALUE
                                             ----------      ---------
HOUSEHOLD APPLIANCES - 0.11%
Philips Electronics NV,
7.20% due 06/01/2026                         $  750,000     $  712,958
                                                            ----------
HOUSEHOLD PRODUCTS - 0.25%
Home Products International,
  Incorporated, 9.625% due 05/15/2008           750,000        622,500
Salton, Incorporated
10.75% due 12/15/2005                         1,000,000        985,000
                                                            ----------
                                                             1,607,500

INDUSTRIALS - 0.82%
Fox/Liberty Networks LLC,
8.875% due 08/15/2007                           750,000        746,250
Honeywell International, Incorporated,
  7.50% due 03/01/2010                          750,000        749,632
Norsk Hydro AS,
  7.15% due 11/15/2025                          750,000        673,808
Time Warner, Incorporated,
  7.25% due 10/15/2017                        2,250,000      2,074,882
  8.18% due 08/15/2007                        1,000,000      1,019,690
                                                            ----------
                                                             5,264,262

LEISURE TIME - 0.24%
Hasbro, Incorporated,
8.50% due 03/15/2006                            750,000        763,363
The Walt Disney Company,
7.30% due 02/08/2005                            750,000        755,722
                                                            ----------
                                                             1,519,085

MINING - 0.05%
Freeport McMoran Copper & Gold,
  7.20% due 11/15/2026                          500,000        335,000
                                                            ----------
PAPER - 0.11%
Fort James Corporation
6.875% due 09/15/2007                           750,000        710,078
                                                            ----------
RETAIL TRADE - 0.33%
Amazon.com, Incorporated,
4.75% due 02/01/2009                          3,397,000      2,131,618
                                                            ----------
SANITARY SERVICES - 0.51%
Allied Waste North America,
  Incorporated, 10.00% due 08/01/2009         1,125,000        950,625
WMX Technologies, Incorporated,
  6.375% due 12/01/2003                         750,000        694,282
  6.70% due 05/01/2001                          250,000        245,495
  7.10% due 08/01/2026                        1,500,000      1,411,830
                                                            ----------
                                                             3,302,232

TELECOMMUNICATIONS SERVICES - 1.37%
Dobson Communications Corporation,
  10.875% due 07/01/2010                      1,500,000      1,503,750
Nextel Communications, Incorporated,
  9.375% due 11/15/2009                       1,000,000        955,000
  12.00% due 11/01/2008                       2,250,000      2,390,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                  ---------         -----

TELECOMMUNICATIONS SERVICES - CONTINUED
Nextel Partners, Incorporated,
  11.00% due 03/15/2010                         $ 1,000,000      $   990,000
Omnipoint Corporation
  11.50% due 09/15/2009                             250,000          272,500
Omnipoint Corporation,
  11.625% due 08/15/2006                          2,250,000        2,407,500
Spectrasite Holdings, Incorporated,
  Step up to 11.25% due 04/15/2009                  500,000          290,000
                                                                   ---------
                                                                   8,809,375

TELEPHONE - 1.61%
Allegiance Telecom, Incorporated,
  12.875% due 05/15/2008                            750,000          811,875
Crown Castle International Corporation,
  10.75% due 08/01/2011                             750,000          760,312
  Step up to 10.375% due 05/15/2011               1,500,000          915,000
GTE Corporation,
  7.90% due 02/01/2027                              750,000          702,630
Liberty Media Corporation
  7.875% due 07/15/2009                           1,750,000        1,674,033
Nextlink Communications,
  Incorporated, 10.50% due 12/01/2009             1,500,000        1,470,000
SBA Communications Corporation, Step up to
  12.00% due 03/01/2008                             300,000          210,000
Vodafone Airtouch PLC,
   7.625% due 02/15/2005                          1,500,000        1,501,095
   7.875% due 02/15/2030                            750,000          736,410
Voicestream Wireless Corporation,
  10.375% due 11/15/2009                           1,500,000        1,552,500
                                                                  -----------
                                                                   10,333,855

TOTAL CORPORATE BONDS
(Cost: $69,819,307)                                               $67,102,279
                                                                  -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.81%
Bombardier Capital Mortgage Securities
  Corporation, 7.575% due 06/15/2030                 750,000      $   748,402
Deutsche Mortgage & Asset Recreation
  Corporation, 6.22% due 09/15/2007                  859,880          826,105
DLJ Mortgage Acceptance Corporation,
  6.85% due 12/17/2027                               750,000          740,577
GMAC Commercial Mortgage Security,
  Incorporated, 6.869% due 08/15/2007                750,000          726,078
Merrill Lynch Mortgage Investments,
  Incorporated, Series 1995-C2, Class
  A1, 6.985% due 06/15/2021                        1,410,394        1,395,745
   Series 1997-C1, Class A3, 7.12%
   due 06/18/2029                                    750,000          736,185
                                                                  -----------
                                                                    5,173,092

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,156,099)                                                $ 5,173,092
                                                                  -----------


                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                              --------------    ------------
ASSET BACKED SECURITIES - 0.63%
Citibank Credit Card Master Trust I,
  5.50% due 02/15/2006                        $    750,000      $    708,750
EQCC Home Equity Loan Trust,
  7.067% due 11/25/2024                            750,000           716,482
Government Lease Trust,
  6.18% due 05/18/2005                           2,000,000         1,933,820
Sears Credit Account Master Trust II,
  5.65% due 03/15/2009                             750,000           715,778
                                                                ------------
                                                                   4,074,830

TOTAL ASSET BACKED SECURITIES
(Cost: $4,241,107)                                              $  4,074,830
                                                                ------------

SHORT TERM INVESTMENTS - 7.68%
Navigator Securities Lending Trust,
  6.65%                                       $ 49,324,472      $ 49,324,472
                                                                ------------
REPURCHASE AGREEMENTS - 1.90%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be repurchased
at $12,209,593 on 07/03/2000,
collateralized by $12,205,000
U.S. Treasury Notes, 6.25% due
02/15/2003 (valued at $12,449,100,
including interest)                           $ 12,204,000      $ 12,204,000
                                                                ------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
  (Cost: $641,986,938)                                          $642,654,882
                                                                ============


BALANCED TRUST

                                              SHARES          VALUE
                                              ------       ----------
COMMON STOCKS - 61.66%
AUTOMOBILES - 0.62%
General Motors Corporation, Class H           17,200       $1,509,300
                                                           ----------
BANKING - 1.96%
Bank of New York, Incorporated                25,200        1,171,800
Chase Manhattan Corporation                   43,800        2,017,538
Fifth Third Bancorp                           25,100        1,587,575
                                                           ----------
                                                            4,776,913


BROADCASTING - 2.52%
American Telephone & Telegraph
  Corporation-Liberty Media Group,
  Class A *                                   71,400        1,731,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                      ------            -----
BROADCASTING - CONTINUED
AMFM, Incorporated *                                   23,100       $ 1,593,900
Comcast Corporation, Class A *                         38,000         1,539,000
EchoStar Communications Corporation,
  Class A *                                            38,500         1,274,711
                                                                    -----------
                                                                      6,139,061

BUSINESS SERVICES - 3.55%
Automatic Data Processing, Incorporated                26,100         1,397,982
Comdisco, Incorporated                                 51,700         1,153,556
Omnicom Group, Incorporated                            15,200         1,353,750
Tyco International, Ltd.                              100,000         4,737,500
                                                                    -----------
                                                                      8,642,788

COMPUTERS & BUSINESS EQUIPMENT - 6.78%
Apple Computer, Incorporated *                         34,000         1,780,750
Cisco Systems, Incorporated *                          79,600         5,059,575
EMC Corporation *                                      23,000         1,769,562
Gateway, Incorporated *                                27,700         1,571,975
International Business Machines Corporation            13,400         1,468,138
JDS Uniphase Corporation *                             15,800         1,894,025
Redback Networks, Incorporated *                        7,600         1,352,800
Sun Microsystems, Incorporated *                       17,900         1,627,781
                                                                    -----------
                                                                     16,524,606

DOMESTIC OIL - 0.86%
Exxon Mobil Corporation                                26,600         2,088,100
                                                                    -----------
DRUGS & HEALTH CARE - 11.21%
Abbott Laboratories                                    64,200         2,860,912
American Home Products Corporation                     28,900         1,697,875
Amgen, Incorporated *                                  32,000         2,248,000
Baxter International, Incorporated                     28,300         1,989,844
Bristol-Myers Squibb Company                           22,000         1,281,500
Eli Lilly & Company                                    27,700         2,766,537
Genetech, Incorporated *                                7,600         1,307,200
Genzyme Corporation *                                  17,400         1,034,213
Guidant Corporation *                                  38,200         1,890,900
Human Genome Sciences, Incorporated *                   5,500           733,563
IDEC Pharmaceuticals Corporation *                     11,760         1,379,595
MedImmune, Incorporated                                11,000           814,000
Pfizer, Incorporated                                  116,825         5,607,600
Pharmacia & Upjohn, Incorporated                       32,600         1,685,012
                                                                    -----------
                                                                     27,296,751

ELECTRICAL EQUIPMENT - 2.87%
General Electric Company                              131,700         6,980,100
                                                                    -----------
ELECTRONICS - 4.63%
Analog Devices, Incorporated *                         34,300         2,606,800
E-Tek Dynamics, Incorporated                            6,800         1,793,925
Foundry Networks, Incorporated *                       18,800         2,077,400
Jabil Circuit, Incorporated *                          45,400         2,252,975
Lucent Technologies, Incorporated                      43,100         2,553,675
                                                                    -----------
                                                                     11,284,775


                                                               SHARES          VALUE
                                                               ------          -----
FINANCIAL SERVICES - 2.45%
Capital One Financial Corporation                              28,200       $ 1,258,425
Citigroup, Incorporated                                        22,900         1,379,725
Federal Home Loan Mortgage Corporation                         34,200         1,385,100
Wells Fargo & Company                                          50,300         1,949,125
                                                                            -----------
                                                                              5,972,375

GAS & PIPELINE UTILITIES - 0.60%
Williams Companies, Incorporated                               35,000         1,459,063
                                                                            -----------
INSURANCE - 0.93%
American International Group, Incorporated                     19,200         2,256,000
                                                                            -----------
INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.70%
Juniper Networks, Incorporated *                               11,700         1,703,081
                                                                            -----------
LIQUOR - 0.55%
Anheuser-Busch Companies, Incorporated                         18,000         1,344,375
                                                                            -----------
PUBLISHING - 1.50%
McGraw-Hill Companies, Incorporated                            25,500         1,377,000
Time Warner, Incorporated                                      30,000         2,280,000
                                                                            -----------
                                                                              3,657,000

RETAIL GROCERY - 0.80%
Kroger Company *                                               88,000         1,941,500
                                                                            -----------
RETAIL TRADE - 2.17%
Costco Wholesale Corporation *                                 29,100           960,300
Home Depot, Incorporated                                       24,300         1,213,481
Lowe's Companies, Incorporated                                 29,000         1,190,813
Wal-Mart Stores, Incorporated                                  33,300         1,918,912
                                                                            -----------
                                                                              5,283,506

SEMICONDUCTORS - 5.19%
Applied Micro Circuits Corporation *                           22,500         2,221,875
Intel Corporation                                              36,300         4,852,856
National Semiconductor Corporation *                           24,500         1,390,375
Texas Instruments, Incorporated                                43,600         2,994,775
Vitesse Semiconductor Corporation                              16,200         1,191,713
                                                                            -----------
                                                                             12,651,594

SOFTWARE - 1.00%
Oracle Systems Corporation                                     29,100         2,446,219
                                                                            -----------
TELECOMMUNICATIONS SERVICES - 6.39%
Comverse Technology, Incorporated *                            20,800         1,934,400
Corning, Incorporated                                          10,400         2,806,700
L.M. Ericsson Telefonaktiebolaget, ADR, Class B                61,950         1,239,000
Level 3 Communications, Incorporated                           15,400         1,355,200


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Nextel Partners, Incorporated, Class A *                 28,700       $    934,544
Nokia Corporation, ADR                                   28,550          1,425,716
Nortel Networks Corporation                              37,450          2,555,962
Qwest Communications International, Incorporated *       16,900            839,719
RF Micro Devices, Incorporated *                         15,000          1,314,375
Tellabs, Incorporated *                                  17,000          1,163,437
                                                                      ------------
                                                                        15,569,053

TELEPHONE - 4.38%
American Telephone & Telegraph Corporation               49,500          1,565,437
Nextel Communications, Incorporated, Class A *           25,200          1,541,925
SBC Communications, Incorporated                         44,600          1,928,950
U. S. West, Incorporated *                               26,400          2,263,800
Winstar Communications, Incorporated                     18,400            623,300
WorldCom, Incorporated                                   60,000          2,752,500
                                                                      ------------
                                                                        10,675,912

TOTAL COMMON STOCKS
(Cost: $136,907,964)                                                  $150,202,072
                                                                      ------------

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         ------           -----
U.S. TREASURY OBLIGATIONS - 16.37%
U.S. TREASURY NOTES - 16.37%
5.375% due 06/30/2003                                  1,100,000       $ 1,070,784
5.50% due 02/28/2003 - 02/15/2008                      5,500,000         5,309,170
5.75% due 04/30/2003                                   6,200,000         6,100,242
6.25% due 10/31/2001 - 02/15/2007                      6,000,000         5,992,950
6.50% due 05/15/2005                                   8,000,000         8,086,240
6.875% due 05/15/2006                                  6,000,000         6,175,320
7.25% due 05/15/2004                                   6,925,000         7,142,514
                                                                       -----------
                                                                        39,877,220

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $40,379,193)                                                    $39,877,220
                                                                       -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.28%
FEDERAL HOME LOAN BANK - 4.85%
7.25% due 05/15/2002                                   5,935,000       $ 5,960,046
6.75% due 02/15/2002                                   5,885,000         5,865,697
                                                                       -----------
                                                                        11,825,743

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.16%
6.45% due 04/29/2009                                   4,500,000         4,193,415
6.645% due 03/10/2004                                  1,525,000         1,505,094
6.875% due 01/15/2005                                  2,000,000         1,987,500
                                                                       -----------
                                                                         7,686,009

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         ------           -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.04%
6.00% due 05/15/2008                                 $    100,000       $     93,257
                                                                        ------------
STUDENT LOAN MARKETING ASSOCIATION - 1.23%
6.094% due 10/19/2000                                   3,000,000          2,998,293
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $22,910,653)                                                     $ 22,603,302
                                                                        ------------


CORPORATE BONDS - 5.33%
AUTOMOBILES - 0.88%
Hertz Corporation,
  6.50% due 05/15/2006                                  2,275,000       $  2,136,316
                                                                        ------------
BUSINESS SERVICES - 0.83%
Target Corporation,
  7.50% due 02/15/2005                                  2,000,000          2,031,680
                                                                        ------------
INDUSTRIALS - 2.01%
Wal Mart Stores, Incorporated,
  6.55% due 08/10/200                                   5,000,000          4,906,950
                                                                        ------------
TELECOMMUNICATIONS SERVICES - 0.79%
New York Telephone Company,
  5.875% due 09/01/2003                                 2,000,000          1,912,280
                                                                        ------------
TELEPHONE - 0.82%
WorldCom, Incorporated,
  7.75% due 04/01/2007                                  2,000,000          2,002,220
                                                                        ------------
TOTAL CORPORATE BONDS
(Cost: $13,053,172)                                                     $ 12,989,446
                                                                        ------------


SHORT TERM INVESTMENTS - 4.17%
Navigator Securities Lending Trust,
  6.65%                                              $ 10,143,840       $ 10,143,840
                                                                        ------------
REPURCHASE AGREEMENTS - 3.19%
Repurchase Agreement with State
Street Bank & Trust Company
dated 06/30/2000 at 5.50%, to
be repurchased at $7,777,563 on
07/03/2000, collateralized
by $7,910,000 U.S. Treasury
Notes, 5.625% due 09/30/2001
(valued at $7,929,775, including
interest)                                            $  7,774,000       $  7,774,000
                                                                        ------------
TOTAL INVESTMENTS (BALANCED TRUST)
  (Cost: $231,168,822)                                                  $243,589,880
                                                                        ============


HIGH YIELD TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 0.81%
ELECTRIC UTILITIES - 0.68%
TNP Enterprises, Incorporated                          18,000       $1,782,000
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
TELECOMMUNICATIONS SERVICES - 0.13%
Tele1 Europe Holding AB, ADR                       29,128         $  351,357
                                                                  ----------
TOTAL COMMON STOCKS
(Cost: $1,782,000)                                                $2,133,357
                                                                  ----------
PREFERRED STOCK - 3.25%
BROADCASTING - 0.78%
Paxson Communications
  Corporation                                         213         $2,050,125
                                                                  ----------
FINANCIAL SERVICES - 0.35%
Kmart Financing                                    25,350            923,691
                                                                  ----------
TELECOMMUNICATIONS SERVICES - 0.88%
IXC Communications,
  Incorporated                                      2,305          2,333,812
                                                                  ----------
TELEPHONE - 1.24%
Dobson Communications
  Corporation                                       1,441          1,495,038
NEXTEL Communications,
  Incorporated, Series D                            4,680            501,930
Nextlink Communications                             1,281          1,263,386
                                                                  ----------
                                                                   3,260,354
TOTAL PREFERRED STOCK
(Cost: $7,927,218)                                                $8,567,982
                                                                  ----------
WARRANTS - 0.13%
BROADCASTING - 0.00%
Paxson Communications
  Corporation *, (Expiration
  date 06/30/03; strike
  price $ 16.00)                                      832         $    2,496
                                                                  ----------
COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Wam | Net, Incorporated *,
  (Expiration date
  03/01/2005; strike
  price $6.03)                                      4,500             50,062
                                                                  ----------
INDUSTRIALS - 0.00%
Nokornthai Strip MI Public, Ltd. *,
  (Expiration date
  02/01/2008; strike
  price $1.00)                                    588,776              5,888
                                                                  ----------
STEEL - 0.00%
Republic Technologies
  International, Incorporated *,
  (Expiration date
  07/15/2009; strike
  price $.01)                                       1,315                 13
                                                                  ----------

TELECOMMUNICATIONS SERVICES - 0.02%
Globalstar Telecommunications *,
  (Expiration date
  02/15/2004; strike
  price $17.39)                                     1,540              1,540

Motient Corporation *,
  (Expiration date 04/01/2008;
  strike price $12.28)                              1,415             56,777
                                                                  ----------
                                                                      58,317


                                                   SHARES          VALUE
                                                   ------          -----
TELEPHONE - 0.09%
Occidente y Caribe Celular
  SA, (Expiration date
  03/15/2004; strike
  price $1.00)                                     13,400         $202,675
Onepoint Communications
  Corporation, (Expiration
  date 06/01/2008; strike                           1,200           36,150
  price $0.01)                                                    --------
                                                                   238,825
TOTAL WARRANTS
(Cost: $189,086)                                                  $355,601
                                                                  --------

                                               PRINCIPAL
                                                 AMOUNT             VALUE
                                                 ------             -----
U.S. TREASURY OBLIGATIONS - 0.68%
U.S. TREASURY NOTES - 0.68%
6.50% due 10/15/2006                           $1,775,000         $1,796,353
                                                                  ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,618)                                                $1,796,353
                                                                  ----------
FOREIGN GOVERNMENT OBLIGATIONS - 1.40%
FEDERAL REPUBLIC OF BRAZIL - 0.63%
12.75% due 01/15/2020                          $1,750,000         $1,669,500
                                                                  ----------
REPUBLIC OF COLOMBIA - 0.37%
9.75% due 04/23/2009                            1,250,000            975,000
                                                                  ----------
REPUBLIC OF PHILIPPINES - 0.40%
10.625% due 03/16/2025                          1,220,000          1,043,100
                                                                  ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,950,012)                                                $3,687,600
                                                                  ----------
CORPORATE BONDS - 79.29%
AUTO PARTS - 0.84%
Tenneco Automotive,
  Incorporated, 11.625% due
  10/15/2009                                    2,500,000         $2,218,750
                                                                  ----------
BROADCASTING - 8.86%
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                         1,415,000          1,103,700
Cablevision SA,
  13.75% due 05/01/2009                           845,000            768,950
Callahan Nordrhein Westfalen,
  14.00% due 07/15/2010                         2,700,000          2,700,000
Chancellor Media Corporation,
  9.00% due 10/01/2008                          2,500,000          2,543,750
   Series B, 8.125% due
  12/15/2007                                    2,670,000          2,676,675
CSC Holdings, Incorporated,
  7.25% due 07/15/2008                          2,045,000          1,890,500
Echostar DBS Corporation,
  9.375% due 02/01/2009                         2,750,000          2,653,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    ------               -----
BROADCASTING - CONTINUED
HMV Media Group PLC,
  10.875% due 05/15/2008                          $ 1,450,000         $ 1,539,087
Multicanal SA,
  10.50% due 02/01/2007                             1,350,000           1,140,750
    Series E, 13.125% due
   04/15/2009                                         365,000             344,925
Rogers Cablesystems, Ltd.,
  10.125% due 09/01/2012                              650,000             664,625
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                             2,410,000           2,120,800
United Pan Europe, Series B,
  10.875% due 08/01/2009                            2,400,000           2,040,000
Xm Satellite Radio,
  Incorporated, 14.00% due
  03/15/2010                                        1,350,000           1,188,000
                                                                      -----------
                                                                       23,375,512
BUILDING MATERIALS & CONSTRUCTION - 1.09%
Centex Corporation,
  9.75% due 06/15/2005                              1,700,000           1,704,267
D.R. Horton, Incorporated,
  8.00% due 02/01/2009                              1,365,000           1,173,900
                                                                      -----------
                                                                        2,878,167
CHEMICALS - 1.59%
Huntsman ICI Chemicals,
  10.125% due 07/01/2009                            1,250,000           1,256,250
    Series EUR, 10.125% due
    07/01/2009                                      1,200,000           1,185,738
Lyondell Chemical Company,
  Series A, 9.625% due
  05/01/2007                                        1,775,000           1,757,250
                                                                      -----------
                                                                        4,199,238
COMPUTERS & BUSINESS EQUIPMENT - 3.73%
Globix Corporation,
  12.50% due 02/01/2010                             1,650,000           1,369,500
International Game
  Technology, 8.375% due
  05/15/2009                                        3,645,000           3,444,525
Netia Holdings II BV,
  13.50% due 06/15/2009                             1,800,000           1,716,342
Rhythms Netconnections,
  Incorporated, 14.00% due
  02/15/2010                                          950,000             669,750
   Series B, Step up to
  13.50% due 05/15/2008                             4,225,000           1,690,000
Wam | Net, Incorporated,
  Series A, Step up to 13.25%
  due 03/01/2005                                    1,700,000             952,000
                                                                      -----------
                                                                        9,842,117
CONSTRUCTION MATERIALS - 1.57%
Nortek, Incorporated, Series
  B, 8.875% due 08/01/2008                          2,675,000           2,420,875

Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007                       2,845,000           1,707,000
                                                                      -----------
                                                                        4,127,875

CONSTRUCTION & MINING EQUIPMENT - 0.38%
Applied Power, Incorporated,
  8.75% due 04/01/2009                                965,000             998,775
                                                                      -----------


                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                                 ------             -----
CRUDE PETROLEUM & NATURAL GAS - 0.84%
Vintage Petroleum,
  Incorporated,
   8.625% due 02/01/2009                      $   625,000         $   596,875
   9.75% due 06/30/2009                         1,595,000           1,610,950
                                                                  -----------
                                                                    2,207,825

DRUGS & HEALTH CARE - 5.35%
Columbia/HCA Healthcare
  Corporation,
     6.91% due 06/15/2005                       1,900,000           1,724,250
   7.00% due 07/01/2007                         1,905,000           1,671,637
   7.25% due 05/20/2008                           750,000             660,000
   7.69% due 06/15/2025                         1,000,000             807,500
   8.85% due 01/01/2007                         2,280,000           2,194,500
Fresenius Medical Care
  Capital Trust,
     7.875% due 02/01/2008                      1,900,000           1,691,000
   9.00% due 12/01/2006                           650,000             630,500
Tenet Healthcare Corporation,
   8.125% due 12/01/2008                        2,770,000           2,527,625
   8.625% due 01/15/2007                        2,300,000           2,196,500
                                                                  -----------
                                                                   14,103,512

ELECTRIC UTILITIES - 2.89%
AES Corporation,
  8.50% due 11/01/2007                          2,100,000           1,916,250
CMS Energy Corporation,
  7.50% due 01/15/2009                          2,500,000           2,212,500
USA Waste Services,
  Incorporated,
   7.125% due 10/01/2007                        1,500,000           1,358,010
   7.125% due 12/15/2017                          500,000             410,600
WMX Technologies,
  Incorporated, 7.00% due
  10/15/2006                                    1,905,000           1,730,426
                                                                  -----------
                                                                    7,627,786

ELECTRONICS - 0.41%
Grupo Elektra SA, GDR,
  12.00% due 04/01/2008                         1,205,000           1,090,525
                                                                  -----------

FINANCIAL SERVICES - 1.77%
Cellco Finance NV,
  12.75% due 08/01/2005                         1,050,000           1,094,625
GS Escrow Corporation,
  7.125% due 08/01/2005                         2,355,000           2,132,664
PTC International Finance II
  SA, 11.25% due 12/01/2009                     1,500,000           1,454,497
                                                                  -----------
                                                                    4,681,786

HOMEBUILDERS - 0.52%
Lennar Corporation,
  9.95% due 05/01/2010                          1,380,000           1,359,300
                                                                  -----------

HOTELS & RESTAURANTS - 4.50%
Hilton Hotels Corporation,
  7.95% due 04/15/2007                          2,700,000           2,550,042
HMH Properties, Incorporated,
  7.875% due 08/01/2005                         4,200,000           3,969,000
Horseshoe Gaming LLC,
  8.625% due 05/15/2009                         2,525,000           2,373,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT             VALUE
                                          ----------          -----
HOTELS & RESTAURANTS - CONTINUED
Park Place Entertainment
  Corporation,
  7.875% due 12/15/2005                  $ 2,400,000         $ 2,256,000
  8.50% due 11/15/2006                       725,000             712,378
                                                             -----------
                                                              11,860,920

INDUSTRIALS - 5.47%
Axia, Incorporated,
  10.75% due 07/15/2008                    1,295,000           1,010,100
EES Coke Battery Company,
  Incorporated, 9.382% due
  04/15/2007                                 525,000             495,485
Glencore Nickel Property,
  Ltd., 9.00% due 12/01/2014                 630,000             522,900
Hayes Lemmerz International,
  Incorporated, Series B,
  8.25% due 12/15/2008                     2,775,000           2,331,000
Indah Kiat Finance Mauritius,
  Ltd., 10.00% due 07/01/2007              1,850,000           1,110,000
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                               2,550,000           2,346,000
Norampac, Incorporated,
  9.50% due 02/01/2008                     2,110,000           2,036,150
Paiton Energy,
  9.34% due 02/15/2014                     1,440,000             288,000
Ras Laffan Liquefied Natural
  Gas, 8.294% due 03/15/2014                 760,000             702,050
Sirona Dental Systems,
  4.257% due 07/15/2008                    1,300,000             525,106
Smithfield Foods,
  Incorporated, 7.625% due
  02/15/2008                               3,425,000           3,065,375
                                                             -----------
                                                              14,432,166

INTERNET CONTENT, SOFTWARE &
 INFRASTRUCTURE - 1.81%
Exodus Communications
  Incorporated, 11.625% due
  07/15/2010                               1,845,000           1,846,153
PSINet, Incorporated
   10.00% due 02/15/2005                   2,350,000           2,162,000
   11.00% due 08/01/2009                     825,000             767,250
                                                             -----------
                                                               4,775,403

LEISURE TIME - 4.01%
Charter Communications
  Holdings, 10.25% due
  01/15/2010                               2,500,000           2,418,750
Harrahs Operating,
  Incorporated, 7.875% due
  12/15/2005                               3,385,000           3,181,900
Station Casinos, Incorporated,
   8.875% due 12/01/2008                   2,985,000           2,843,212
   9.75% due 04/15/2007                      885,000             882,788
   10.125% due 03/15/2006                  1,240,000           1,246,200
                                                             -----------
                                                              10,572,850

MINING - 0.81%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                               2,505,000          2,148,037
                                                             ----------


                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                        ------             -----
PAPER - 1.06%
Pacifica Papers,
  Incorporated, 10.00% due
  03/15/2009                                          $2,800,000         $2,786,000
                                                                         ----------

PETROLEUM SERVICES - 0.46%
Husky Oil, Ltd.,
  8.90% due 08/15/2028                                 1,300,000          1,223,152
                                                                         ----------

POLLUTION CONTROL - 0.85%
Norcal Waste Systems,
  Incorporated, Series B,
  Step up to 13.50% due
  11/15/2005                                           2,150,000          2,236,000
                                                                          ---------

PUBLISHING - 0.90%
Outdoor Systems,
  Incorporated, 8.875% due
  06/15/2007                                           2,420,000          2,374,383
                                                                         ----------

RETAIL GROCERY - 0.61%
Stater Brothers Holdings,
  Incorporated, 10.75% due
  08/15/2006                                           1,840,000          1,619,200
                                                                         ----------

RETAIL TRADE - 2.44%
K Mart Funding Corporation,
  Series F, 8.80% due
  07/01/2010                                           3,500,000          3,286,815
Musicland Group, Incorporated,
   9.00% due 06/15/2003                                  865,000            787,150
   9.875% due 03/15/2008                               2,950,000          2,360,000
                                                                         ----------
                                                                          6,433,965

SANITARY SERVICES - 0.54%
Waste Management,
  Incorporated,
  6.875% due 05/15/2009                                  855,000            749,100
  7.65% due 03/15/2011                                   730,000            661,913
                                                                         ----------
                                                                          1,411,013

SEMICONDUCTORS - 0.58%
Hyundai Semiconductor, Series 144A
   8.25% due 05/15/2004                                  700,000            634,655
   8.625% due 05/15/2007                               1,030,000            907,193
                                                                         ----------
                                                                          1,541,848

STEEL - 0.85%
National Steel Corporation,
  Series D, 9.875% due
  03/01/2009                                           2,350,000          1,997,500
NSM Steel, Incorporated,
   due 02/01/2008 @                                      930,000             18,600
Republic Technologies
  International LLC, 13.75%
  due 07/15/2009                                       1,315,000            231,769
                                                                         ----------
                                                                          2,247,869

TELECOMMUNICATIONS SERVICES - 12.40%
Adelphia Communications
  Corporation,
   7.75% due 01/15/2009                                4,050,000          3,422,250
   8.375% due 02/01/2008                               1,615,000          1,421,200
   9.375% due 11/15/2009                               2,000,000          1,855,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    ------               -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Adelphia Communications
  Corporation,
  Series B, 9.875% due
  03/01/2007                                    $   275,000         $   264,000
Bayan Telecommunications,
  13.50% due 07/15/2006                           2,500,000           1,628,125
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                                      1,620,000           1,579,500
Dolphin Telecom PLC,
  zero coupon due 05/15/2009                      1,380,000             455,400
  Step up to 11.50% due
  06/01/2008                                      2,070,000             677,442
Global Crossings Holdings,
  Ltd., 9.625% due 05/15/2008                     2,450,000           2,388,750
Globalstar LP,
  11.375% due 02/15/2004                          1,700,000             510,000
Globalstar LP/Capital,
  11.50% due 06/01/2005                             275,000              82,500
Grupo Iusacell,
  14.25% due 12/01/2006                           2,200,000           2,299,000
GT Group Telecom,
  Incorporated, Series A,
  Step up to 13.25% due
  02/01/2010                                      2,640,000           1,465,200
Maxcom Telecomunicaciones CV,
  13.75% due 04/01/2007                           1,675,000           1,478,187
NTL, Incorporated,
  Step up to 10.75% due
  10/15/2007                                      2,500,000           2,345,304
RCN Corporation,
  Series B, Step up to 9.80%
  due 02/15/2008                                  1,125,000             621,563
  Step up to 11.125% due
  10/15/2007                                      2,625,000           1,640,625
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                          1,150,000             770,500
Tele1 Europ BV,
  13.00% due 05/15/2009                           1,550,000           1,557,750
Telewest Communication PLC,
  Step up to 9.875% due
  04/15/2009                                      2,225,000           1,935,822
Winstar Communications,
  Incorporated, 12.75% due
  04/15/2010                                      9,400,000           4,324,000
                                                                    -----------
                                                                     33,452,703

TELEPHONE - 12.16%
CTI Holdings SA,
  Step up to 11.50% due
  04/15/2008                                      3,300,000           1,897,500
Esprit Telecom Group, PLC,
  5.236% due 06/15/2008                           1,505,000             571,547
  Series DM, 5.474% due
  12/15/2007                                      1,200,000             456,011

Hermes Europe Railtel BV,
  10.375% due 01/15/2009                            900,000             756,000
  11.50% due 08/15/2007                           1,025,000             837,938
Hyperion Telecommunications,
  Incorporated, Series B,
  Step up to 13.00% due
  04/15/2003                                      2,540,000           2,336,800



                                                     PRINCIPAL
                                                      AMOUNT               VALUE
                                                    ----------           ----------
TELEPHONE - CONTINUED
Intermedia Communications,
  Incorporated, 8.50% due
  01/15/2008                                        $    300,000         $    274,500
  Series B, Step up to
  11.25% due 07/15/2007                                4,775,000            3,724,500
Level 3 Communications,
  Incorporated, 12.875% due
  03/15/2010                                           2,300,000            1,259,250
Nextel Communications,
  Incorporated,
  Step up to 9.95% due 02/15/2008                      1,850,000            1,364,375
  Step up to 10.65% due 09/15/2007                     7,300,000            5,730,500
Nextlink Communications,
  Step up to 9.45% due 04/15/2008                      2,200,000            1,375,000
  10.75% due 11/15/2008                                  900,000              886,500
  Step up to 12.125% due 12/01/2009                      930,000              534,750
  Step up to 12.25% due 06/01/2009                       750,000              465,000
Occidente y Caribe Celular,
  Series B, Step up to 14.00%
  due 03/15/2004                                       2,650,000            1,855,000
Onepoint Communications
  Corporation, 14.50% due 06/01/2008                   1,200,000              600,000
Primus Telecommunications
  Group, Incorporated,
  9.875% due 05/15/2008                                1,695,000            1,271,250
  11.25% due 01/15/2009                                  950,000              760,000
RSL Communications PLC,
  9.125% due 03/01/2008                                2,400,000            1,536,000
  Step up to 10.00% due 03/15/2008                     3,400,000              730,585
  Step up to 10.125% due 03/01/2008                    3,000,000            1,200,000
  12.25% due 11/15/2006                                  346,000              283,720
Viatel, Incorporated,
  Step up to 12.50% due 04/15/2008                     2,900,000            1,363,000
                                                                         ------------
                                                                           32,069,726
TOTAL CORPORATE BONDS
(Cost: $233,152,269)                                                     $209,165,818
                                                                         ------------

CONVERTIBLE BONDS - 0.18%
TELECOMMUNICATIONS SERVICES - 0.18%
Total Access Communication
  Public Company, Ltd., 2.00%
  due 05/15/2006                                    $    400,000         $    488,000
                                                                         ------------
TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                                         $    488,000
                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.72%
CA FM Lease Trust,
  8.50% due 07/15/2017                                 1,569,575         $  1,530,320

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
DLJ Mortgage Acceptance
  Corporation, Series
  1997-CF2, Class S, 00.351%
  due 10/15/2017                                   $20,456,051       $   358,799
                                                                     -----------
                                                                       1,889,119

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,126,302)                                                   $ 1,889,119
                                                                     -----------


ASSET BACKED SECURITIES - 1.22%
Aircraft Lease Portfolio
  Securitization, Ltd.,
  Series 1996-1, Class DX,
  12.75% due 06/15/2006                                902,776       $   828,579
DR Structured Finance,
  Series  A-2, 8.375% due                              550,000           475,893
  08/15/2015
   Series 94K2, 9.35% due
  08/15/2019                                           400,000           369,012
   Series A-1, 6.66% due
  08/15/2010                                           563,867           480,730
Jet Equipment Trust, Series
  C1, 11.79% due 06/15/2013                            300,000           354,930
Long Beach Acceptance Auto
  Business, 14.22% due
  10/25/2003                                           194,676           193,749
OHA Auto Grantor Trust,
  Series 1997-1, Class A,
  11.00% due 01/15/2004                                387,959           370,537
Securitized Multiple Asset
  Rated  Trust, Series 1997,
  Class 5, 7.72% due 06/15/2005                        541,461           135,365
                                                                     -----------
                                                                       3,208,795

TOTAL ASSET BACKED SECURITIES
(Cost: $3,844,976)                                                   $ 3,208,795
                                                                     -----------


SHORT TERM INVESTMENTS - 5.58%
Navigator Securities Lending Trust,
  6.65%                                            $14,615,303       $14,615,303
United States Treasury Bills,
  5.61% due 07/27/2000 ****                            100,000            99,596
                                                                     -----------
                                                                     $14,714,899

REPURCHASE AGREEMENTS - 6.74%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $17,789,150 on
07/03/2000, collateralized by
$18,095,000 U.S. Treasury Notes,
5.625% due 09/30/2001 (valued at
$18,140,238, including interest)                  $ 17,781,000      $ 17,781,000
                                                                    ------------

TOTAL INVESTMENTS(HIGH YIELD TRUST)
(Cost: $287,643,369)                                                $263,788,524
                                                                    ============


STRATEGIC BOND TRUST

                                                        SHARES            VALUE
                                                        ------            -----
PREFERRED STOCK - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings                                            18,019           $   180
                                                                         -------
                                                                             180

TOTAL PREFERRED STOCK
(Cost: $1,071)                                                           $   180
                                                                         -------

WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corporation *,
  (Expiration date
  04/15/2004; strike price $18.797)                      1,000           $     0
                                                                         -------

TELEPHONE - 0.00%
In Flight Phone Corporation
  *, (Expiration date
  05/15/2002; strike price $100)                         1,500                 0
                                                                         -------

TOTAL WARRANTS
(Cost: $0)                                                               $     0
                                                                         -------

RIGHTS - 0.01%
TRUCKING & FREIGHT - 0.01%
Terex Corporation *,
  (Expiration date
  05/15/2002; strike price                               4,000           $56,500
  $ 20)                                                                  -------

TOTAL RIGHTS
(Cost: $0)                                                               $56,500
                                                                         -------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
U.S. TREASURY OBLIGATIONS - 11.50%
U.S. TREASURY BONDS - 5.55%
5.25% due 11/15/2028 -
  02/15/2029 ***                                   $ 8,250,000       $ 7,311,725
5.50% due 08/15/2028 ***                             3,500,000         3,210,165
6.125% due 08/15/2029 ***                            2,000,000         2,020,000
6.25% due 05/15/2030 ***                             9,000,000         9,442,980
                                                                     -----------
                                                                      21,984,870

U.S. TREASURY NOTES - 5.95%
5.25% due 05/31/2001 ***                             6,000,000         5,935,320
5.875% due 11/15/2004 ***                            5,500,000         5,420,085
6.50% due 03/31/2002 ***                            12,200,000        12,207,564
                                                                     -----------
                                                                      23,562,969

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $46,836,438)                                                  $45,547,839
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.80%
FEDERAL HOME LOAN BANK - 0.30%
5.89% due 07/24/2000 ***                             $ 1,200,000     $ 1,199,808
                                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.38%
8.00% due 05/01/2010                                     354,705         356,773
8.50% due 05/01/2008                                     269,246         273,621
10.00% due 05/15/2020                                    779,392         815,438
REMIC, IO, 7.595% due 07/15/2006                         556,412          56,037
                                                                     -----------
                                                                       1,501,869

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.30%
REMIC, IO, 0.584% due
  03/17/2020                                          20,236,315         396,767
REMIC, IO, 0.9455% due
  02/17/2002                                          60,977,467         852,465
IO, 1.0371% due 06/25/2038                            39,504,598       2,176,569
IO, 1.6631% due 02/25/2035                            23,943,615       1,461,535
REMIC, IO, 5.209% due
  10/17/2036                                          50,314,912       1,144,926
7.00% TBA **                                          38,000,000      36,681,780
7.369% due 01/17/2013 ***                              9,843,608       9,966,942
7.394% due 08/17/2003                                  1,393,475       1,392,491
7.50 TBA **                                           22,000,000      21,683,640
8.00% TBA **                                           7,000,000       7,028,420
8.80% due 01/25/2019                                   1,029,049       1,054,775
REMIC, 10.40% due 04/25/2019                             377,338         400,567
13.00% due 11/15/2015                                    117,950         132,509
                                                                     -----------
                                                                      84,373,386

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.52%
7.50% due 04/15/2022 -
  02/15/2028                                           2,051,111       2,038,130
                                                                     -----------
                                                                       2,038,130

STUDENT LOAN MARKETING ASSOCIATION - 0.30%
7.20% due 11/09/2000                                   1,200,000       1,203,372
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $91,676,242)                                                  $90,316,565
                                                                     -----------


FOREIGN GOVERNMENT OBLIGATIONS - 12.29%
GOVERNMENT OF ALGERIA - 0.28%
6.375% due 03/04/2010                                $ 1,425,000       1,100,812
                                                                     -----------

REPUBLIC OF ARGENTINA - 1.24%
11.375% due 01/30/2017                                 1,045,000         934,753
11.75% due 04/07/2009                                  1,000,000         932,500
11.75% due 06/15/2015                                    562,000         514,005
12.125% due 02/25/2019                                   900,000         843,750
Step up to 6.00% due 03/31/2023                        2,600,000       1,725,750
                                                                     -----------
                                                                       4,950,758

FEDERAL REPUBLIC OF BRAZIL - 1.42%
14.50% due 10/15/2009                                  1,650,000       1,769,625
8.00% due 04/15/2014                                   2,222,696       1,632,348
FRN, 7.437% due 04/15/2012                             1,400,000       1,023,680
12.75% due 01/15/2020                                  1,250,000       1,187,500
                                                                     -----------
                                                                       5,613,153

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
NATIONAL REPUBLIC OF BULGARIA - 0.35%
FRN 2.75% due 07/28/2012                              950,000       $    698,250
FRN, 5.8755% due 07/28/2011                           875,000            690,200
                                                                    ------------
                                                                       1,388,450

REPUBLIC OF COLOMBIA - 0.28%
10.875% due 03/09/2004                              1,200,000          1,119,000
                                                                    ------------

REPUBLIC OF CROATIA - 0.23%
FRN 7.625% due 07/31/2006                             972,638            914,863
                                                                    ------------

REPUBLIC OF ECUADOR - 0.13%
FRN, 6.819% due 02/28/2025                          1,500,000            506,250
                                                                    ------------

GOVERNMENT OF FRANCE - 0.11%
7.00% due 10/12/2000        EUR                       440,000            422,345
                                                                    ------------

FEDERAL REPUBLIC OF GERMANY - 3.40%
5.625% due 01/04/2028                                 430,000            415,817
6.50% due 07/15/2003                                  630,000            625,098
7.375% due 01/03/2005                              11,980,000         12,438,076
                                                                    ------------
                                                                      13,478,991

REPUBLIC OF GREECE - 0.20%
9.70% due 05/27/2001      GRD                     275,000,000            797,289
                                                                    ------------

IVORY COAST - 0.13%
2.00% due 03/31/2018                             $  3,351,000            536,160
                                                                    ------------

GOVERNMENT OF MEXICO - 0.70%
10.375% due 02/17/2009                                700,000            738,535
11.375% due 09/15/2016                              1,781,000          2,018,763
                                                                    ------------
                                                                       2,757,298

GOVERNMENT OF MOROCCO - 0.26%
FRN, 7.75% due 01/01/2009                           1,137,144          1,017,744
                                                                    ------------

REPUBLIC OF PANAMA - 0.35%
4.25% VR due 07/17/2014                               900,000            716,670
8.875% due 09/30/2027                                 775,000            656,812
                                                                    ------------
                                                                       1,373,482

REPUBLIC OF PERU - 0.18%
4.50% due 03/07/2017                                1,100,000            731,500
                                                                    ------------

REPUBLIC OF PHILLIPINES - 0.21%
8.60% due 06/15/2027                                  450,000            389,070
9.875% due 01/15/2019                                 500,000            424,886
                                                                    ------------
                                                                         813,956

GOVERNMENT OF RUSSIA - 1.05%
6.063% due 12/15/2020                               4,000,000          1,210,400
FRN, 6.906% due 12/15/2015                          3,750,000          1,167,187
12.75% due 06/24/2028                               2,100,000          1,802,115
                                                                    ------------
                                                                       4,179,702

GOVERNMENT OF SPAIN - 0.69%
6.00% due 01/31/2008       EUR                      2,260,000          2,212,578
6.15% due 01/31/2013                                  510,000            508,734
                                                                    ------------
                                                                       2,721,312

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
KINGDOM OF SWEDEN - 0.07%
10.25% due 05/05/2003    SEK                           2,200,000     $   281,660
                                                                     -----------

REPUBLIC OF VENEZUELA - 1.01%
7.437% VR due 03/31/2007                             $   333,343         272,508
7.437% VR due 03/31/2007                               1,499,991       1,226,243
13.625% due 08/15/2018                                 2,675,000       2,491,094
                                                                     -----------
                                                                       3,989,845

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $48,034,445)                                                  $48,694,570
                                                                     -----------


CORPORATE BONDS - 21.92%
AEROSPACE - 0.39%
Raytheon Company,
  6.15% due 11/01/2008                                 1,200,000     $ 1,070,484
Sequa Corporation,
  9.00% due 08/01/2009                                   500,000         470,000
                                                                     -----------
                                                                       1,540,484

AGRICULTURE - 0.21%
Hines Horticulture, Series B,
  11.75% due 10/15/2005                                  839,000         839,000
                                                                     -----------

APPAREL & TEXTILES - 0.46%
Collins & Aikman
  Floorcovering, 10.00% due                            1,250,000       1,215,625
  01/15/2007
Levi Strauss & Company,
  7.00% due 11/01/2006                                   250,000         190,000
Westpoint Stevens,
  Incorporated, 7.875% due                               500,000         417,500
  06/15/2005
                                                                     -----------
                                                                       1,823,125

AUTO PARTS - 0.09%
Breed Technologies,
  Incorporated, 9.25% due
  04/15/2008                                           1,000,000           6,250
Tenneco Automotive,
  Incorporated, 11.625% due
  10/15/2009                                             375,000         332,813
                                                                     -----------
                                                                         339,063
AUTO SERVICES - 0.26%
Avis Rental A Car,
  Incorporated, 11.00% due
  05/01/2009                                           1,000,000       1,040,000
                                                                     -----------
AUTOMOBILES - 0.61%
DaimlerChrysler NA America
  Holding Corporation, 7.75%
  due 05/27/2003                                       2,400,000       2,419,416
                                                                     -----------

BANKING - 0.50%
Bank Of America,
  7.875% due 05/16/2005                                1,963,000       1,993,760
                                                                     -----------

BROADCASTING - 1.22%
A.H. Belo Corporation,
  7.25% due 09/15/2027                                 1,000,000         797,820
Capstar Broadcasting
  Partners, 9.25% due                                  1,000,000         997,500
  07/01/2007

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
BROADCASTING - CONTINUED
Century Communications
  Corporation, zero coupon
  due 01/15/2008                                     $1,250,000       $  506,250
Charter Communications
  Holdings, Step up to 9.92%
  due 04/01/2011                                      2,000,000        1,150,000
CSC Holdings, Incorporated,
   7.625% due 07/15/2018                                375,000          339,101
   10.50% due 05/15/2016                              1,000,000        1,055,000
                                                                      ----------
                                                                       4,845,671

BUILDING MATERIALS & CONSTRUCTION - 0.39%
Integrated Electrical
  Services, 9.375% due                                  750,000          603,750
  02/01/2009
Nortek, Incorporated,
  9.875% due 03/01/2004                               1,000,000          947,500
                                                                      ----------
                                                                       1,551,250

BUSINESS SERVICES - 1.47%
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                          1,250,000        1,070,313
Cendant Corporation,
  7.75% due 12/01/2003                                2,200,000        2,114,860
Jordan Industries,
  Incorporated, Series B,
  Step up to 11.75% due                               2,412,580        1,544,051
  04/01/2009
Primark Corporation,
  9.25% due 12/15/2008                                1,000,000        1,100,000
                                                                      ----------
                                                                       5,829,224

CHEMICALS - 0.70%
Acetex Corporation,
  9.75% due 10/01/2003                                  500,000          472,500
Borden Chemcials & Plastics
  Operating, 9.50% due
  05/01/2005                                            750,000          663,750
Lyondell Chemical Company,
  Series B, 9.875% due
  05/01/2007                                            750,000          742,500
PCI Chemicals Canada,
  Incorporated, 9.25% due
  10/15/2007                                            875,000          577,500
United Industries
  Corporation, Series B,
  9.875% due 04/01/2009                                 500,000          300,000
                                                                      ----------
                                                                       2,756,250

COAL - 0.06%
PL Coal Holdings Corporation,
  Series B, 8.875% due
  05/15/2008                                            250,000          232,500
                                                                      ----------

COSMETICS & TOILETRIES - 0.14%
French Fragrances,
  Incorporated, Series D,
  10.375% due 05/15/2007                                515,000          484,100
Revlon Consumer Products
  Corporation, 8.625% due
  02/01/2008                                            125,000           62,500
                                                                      ----------
                                                                         546,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
CRUDE PETROLEUM & NATURAL GAS - 0.27%
Frontier Oil Corporation,
  Series A, 9.125% due
  02/15/2006                                       $ 1,250,000       $ 1,062,500
                                                                     -----------

DOMESTIC OIL - 0.19%
Ocean Energy, Incorporated,
  Series B, 8.875% due
  07/15/2007                                           750,000           746,250
                                                                     -----------

DRUGS & HEALTH CARE - 0.62%
Cole National Group,
  Incorporated, 8.625% due
  08/15/2007                                           500,000           345,000
Columbia/HCA Healthcare
  Corporation, 6.91% due
  06/15/2005                                           695,000           630,713
Fresenius Medical Care
  Capital Trust, 9.00% due                             750,000           727,500
  12/01/2006
Tenet Healthcare Corporation,
  144A, 9.25% due 09/01/2010                           750,000           755,625
                                                                     -----------
                                                                       2,458,838

ELECTRICAL EQUIPMENT - 0.09%
High Voltage Engineering
  Corporation, 10.50% due
  08/15/2004                                           500,000           345,000
                                                                     -----------

ELECTRIC UTILITIES - 0.26%
Calpine Corporation,
  8.75% due 07/15/2007                               1,000,000         1,011,900
                                                                     -----------

FINANCIAL SERVICES - 3.04%
Contifinancial Corporation,
   8.125% due 04/01/2008 @                           1,000,000           132,500
   8.375% due 08/15/2003 @                             580,000            76,850
Donaldson Lufkin & Jenrette,
  5.875% due 04/01/2002                              1,500,000         1,456,440
DVI, Incorporated,
  9.875% due 02/01/2004                                500,000           455,000
Foamex Capital Corporation
  9.875% due 06/15/2007                              1,375,000         1,045,000
Forest City Enterprises,
  Incorporated, 8.50% due
  03/15/2008                                           750,000           669,375
Intertek Finance PLC, Series
  B, 10.25% due 11/01/2006                           1,250,000         1,025,000
Morgan Stanley Dean Witter,
  7.75% due 06/15/2005                               2,100,000         2,114,511
Nordiska Investeringsbanken,
  17.75% due 04/15/2002       PLN                    2,160,000           493,371
Paine Webber Group,
  Incorporated
     6.45% due 12/01/2003                            2,200,000         2,095,896
   7.625% due 12/01/2009                               300,000           282,738
Sprint Capital Corporation,
  5.70% due 11/15/2003                               2,000,000         1,886,560
TPSA Finance BV,
  7.75% due 12/10/2008                                 325,000           311,155
                                                                     -----------
                                                                      12,044,396

FOOD & BEVERAGES - 0.93%
Azurix Corporation, 144A,
  10.75% due 02/15/2010                                750,000           721,875

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
FOOD & BEVERAGES - CONTINUED
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                                       $1,000,000         $  943,750
Imperial Holly Corporation
  9.75% due 12/15/2007                              1,000,000            191,250
Kroger Company,
  7.65% due 04/15/2007                              1,850,000          1,810,114
                                                                      ----------
                                                                       3,666,989

FOREST PRODUCTS - 0.31%
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                    1,000,000            520,000
Tembec Industries,
  Incorporated, 8.625% due                            750,000            712,500
  06/30/2009
                                                                      ----------
                                                                       1,232,500

HOTELS & RESTAURANTS - 0.59%
HMH Properties, Incorporated,
  Series B, 7.875% due
  08/01/2008                                        1,000,000            897,500
  Series C, 8.45% due
  12/01/2008                                          250,000            231,250
Park Place Entertainment
  Corporation, 9.375% due
  02/15/2007                                        1,200,000          1,200,000
                                                                      ----------
                                                                       2,328,750

HOUSEHOLD APPLIANCES - 0.05%
Flooring America,
  Incorporated, 9.25% due
  10/15/2007                                          369,000            210,330
                                                                      ----------

INDUSTRIAL MACHINERY - 0.19%
R&B Falcon Corporation,
  9.50% due 12/15/2008                                750,000            753,750
                                                                      ----------

INDUSTRIALS - 0.54%
Federal Mogul Corporation,
  7.375% due 01/15/2006                               750,000            551,250
Nebco Evans Holding Company,
  Step up to 12.375% due
  07/15/2007 @                                      1,500,000             11,250
Northwest Airlines,
  Incorporated, 7.625% due 03/15/2005                 700,000            637,987
RG Receivables, Ltd.,
  9.60% due 02/10/2005                              1,017,857            875,357
Stellex Industries,
  Incorporated, 9.50% due 11/01/2007 @              1,000,000             95,000
                                                                      ----------
                                                                       2,170,844

INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - 0.13%
Covad Communications Group,
  Incorporated, Series B,
  12.00% due 02/15/2010                                500,000           390,000
PSINet, Incorporated,
  11.50% due 11/01/2008                                150,000           141,000
                                                                         -------
                                                                         531,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
LEISURE TIME - 0.94%
Derby Cycle/ Lyon Cycle,
  10.00% due 05/15/2008                            $  400,000         $  186,000
Harrahs Operating,
  Incorporated, 7.875% due                            375,000            352,500
  12/15/2005
Horseshoe Gaming LLC, Series
  B, 9.375% due 06/15/2007                          1,500,000          1,470,000
Mohegan Tribal Gaming
  Authority, 8.75% due
  01/01/2009                                          750,000            716,250
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007                       1,125,000          1,018,125
                                                                      ----------
                                                                       3,742,875

MANUFACTURING - 0.07%
Indesco International,
  Incorporated, 9.75% due
  04/15/2008                                          750,000            277,500
                                                                      ----------

MINING - 0.22%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                        1,000,000            857,500
                                                                      ----------

PAPER - 0.05%
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                                          205,000            180,400
                                                                      ----------

PETROLEUM SERVICES - 1.37%
Benton Oil & Gas Company,
  11.625% due 05/01/2003                            1,000,000            645,000
Costilla Energy,
  Incorporated, 10.25% due                            750,000            330,000
  10/01/2006 @
Plains Resources,
  Incorporated, Series B,
  10.25% due 03/15/2006                               500,000            496,250
Union Oil Company California,
  7.35% due 06/15/2009                              1,750,000          1,694,945
United Refining Company,
  Series B, 10.75% due                                500,000            300,000
  06/15/2007
USX Marathon Group,
  7.20% due 02/15/2004                              2,000,000          1,970,800
                                                                      ----------
                                                                       5,436,995

PHOTOGRAPHY - 0.20%
Polaroid Corporation,
  11.50% due 02/15/2006                               750,000            778,125
                                                                      ----------

PLASTICS - 0.01%
Key Plastics, Incorporated,
  Series B, 10.25% due
  03/15/2007                                          500,000             48,750
                                                                      ----------

POLLUTION CONTROL - 0.25%
Loomis Fargo & Company,
  10.00% due 01/15/2004                             1,000,000            965,000
Safety-Kleen Services,
  Incorporated, 9.25% due
  06/01/2008 @                                      1,000,000             40,000
                                                                      ----------
                                                                       1,005,000

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
PUBLISHING - 0.16%
Hollinger International,
  9.25% due 02/01/2006                             $  625,000         $  615,625
                                                                      ----------

REAL ESTATE - 0.32%
Radnor Holdings Corporation,
  10.00% due 12/01/2003                               750,000            671,250
Spieker Properties LP,
  7.25% due 05/01/2009                                650,000            609,531
                                                                      ----------
                                                                       1,280,781

RETAIL GROCERY - 0.04%
Vlasic Food  International,
  Incorporated, Series B,
  10.25% due 07/01/2009                               375,000            150,000
                                                                      ----------

RETAIL TRADE - 0.37%
Finlay Fine Jewelry
  Corporation, 8.375% due                             500,000            450,000
  05/01/2008
Wal-Mart Stores,
  Incorporated, 7.55% due 02/15/2030                1,000,000          1,023,630
                                                                      ----------
                                                                       1,473,630

SANITARY SERVICES - 0.11%
Allied Waste North America,
  Incorporated, 10.00% due
  08/01/2009                                          500,000            422,500
                                                                      ----------

STEEL - 0.11%
Alaska Steel Corporation,
  7.875% due 02/15/2009                               500,000            443,750
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 2.13%
Adelphia Communications
  Corporation, Series B,
     9.875% due 03/01/2007                            525,000            504,000
   10.50% due 07/15/2004                              475,000            475,000
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                                          265,000            258,375
Charter Communication Holding
  LLC, 8.625% due 04/01/2009                          375,000            331,406
Diamond Cable Communications
  PLC, Step up to 11.75% due
  12/15/2005                                          750,000            712,500
ICG Holdings, Incorporated,
  Step up to 13.50% due
  09/15/2005                                        1,250,000          1,209,375
International Cabletel,
  Incorporated, Series B,
  Step up to 11.50% due 02/01/2006                  1,500,000          1,380,000
Leap Wireless International,
  Incorporated, 12.50% due 04/15/2010                 370,000            318,200
Rogers Communications,
  Incorporated, 8.875% due
  07/15/2007                                          500,000            490,000
Telewest Communication PLC,
  Step up to 11.00% due
  10/01/2007                                        1,500,000          1,428,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
TELECOMMUNICATIONS SERVICES - CONTINUED
United International
  Holdings, Incorporated,
  10.75% due 02/15/2008                              $ 2,000,000     $ 1,340,000
                                                                     -----------
                                                                       8,447,606

TELEPHONE - 0.98%
Crown Castle International
  Corporation, 10.75% due
  08/01/2011                                             250,000         253,438
GTE Corporation,
  6.94% due 04/15/2028                                   880,000         778,923
Intermedia Communications,
  Incorporated, 8.60% due
  06/01/2008                                             250,000         230,000
   Series B, Step up to
  11.25% due 07/15/2007                                  750,000         585,000
Nextel Communications,
  Incorporated,
     Step up to 9.75% due                                750,000         562,500
  10/31/2007
   Step up to 9.95% due                                1,000,000         737,500
  02/15/2008
Price Communitions Wireless,
  Incorporated, Series B,
  9.125% due 12/15/2006                                  750,000         750,000
                                                                     -----------
                                                                       3,897,361

TRANSPORTATION - 0.74%
Axiohm Transaction Solutions,
  9.75% due 10/01/2007 @                               1,000,000         202,500
Holt Group, Incorporated,
  9.75% due 01/15/2006                                 1,000,000          95,000
Iron, Incorporated,
  10.125% due 10/01/2006                                 750,000         750,000
Navistar International
  Corporation, 8.00% due
  02/01/2008                                             550,000         504,625
Teekay Shipping Corporation,
  8.32% due 02/01/2008                                   750,000         697,500
TFM SA De CV,
  Step up to 11.75% due
  06/15/2009                                             985,000         674,725
                                                                     -----------
                                                                       2,924,350

TRUCKING & FREIGHT - 0.14%
Stena AB,
  8.75% due 06/15/2007                                   625,000         543,750
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost: $102,312,360)                                                 $86,845,888
                                                                     -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 11.82%
Commercial Mortgage Asset
  Trust, Series 1999-C1,
  7.35% due 08/17/2013                                 8,000,000     $ 7,577,457
Contimortgage Home Equity
  Loan Trust, Series 1999-3,
  Class B, 144A, 7.00% due
  12/25/2029                                           3,600,000       3,226,392

                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
DLJ Commercial Mortgage
  Corporation, Series
  1998-CF2, Class S, 1.066%
  due 11/12/2031                                  $40,890,794        $ 1,975,843
   Series 1998-CG1, Class S,
  00.892% due 05/10/2023                           46,273,477          1,838,445
DLJ Mortgage Acceptance
  Corporation, 1.364% due
  11/15/2004                                       89,000,000          4,380,135
First Boston Mortgage
  Securities Corporation
  Strip, Series D, Class I-O,
  Interest Only due 05/25/2017                        388,786            102,812
First Union Residential
  Securitiation Trust, Series
  1998-A, Class B2, REMIC due
  08/25/2028                                        1,089,377            965,395
GE Capital Mortgage Services,
  Incorporated, Series
  1998-14, Class B1, 6.75%
  due 10/25/2028                                    3,738,683          3,363,992
Green Tree Financial
  Corporation, Series 1997-6,
  Class A8, 7.07% due
  01/15/2029 ***                                    7,761,143          7,271,182
LB Commercial Conduit
  Mortgage Trust, Series
  1999-C1, Class A2, 6.78%
  due 04/15/2009                                    4,930,000          4,718,606
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class 3B3, 6.75% due
  05/25/2028                                        1,543,488          1,332,447
   Series 98-5, Class C,
  6.74% due 07/25/2028                              2,061,072          1,784,146
   Series 1999-1, Class CB2,
  6.77% due 03/25/2029                              4,126,219          3,711,122
   Series 1998-4, Class CB3,
  6.838% due 05/25/2028                             2,249,961          1,972,361
  Series 1999-2, Class DB3,
  6.91% due 04/25/2029                              2,971,831          2,592,804
                                                                     -----------
                                                                      46,813,139

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $49,522,724)                                                  $46,813,139
                                                                     -----------


ASSET BACKED SECURITIES - 3.65%
Airplane Pass Through Trust,
  Series 1, Class D, 10.875%
  due 03/15/2019                                    1,481,550          1,203,596
Countrywide Home Loan, Series
  MTNH, 6.25% due 04/15/2009                        2,500,000          2,181,100
Countrywide Mortgage Backed
  Securities, Incorporated,
  Series 1994-J, Class B1,
  7.75% due 06/25/2024 ***                          5,018,196          4,906,641
Mid State Trust VI,
  7.34% due 07/01/2035 ***                          6,389,418          6,157,802
                                                                     -----------
                                                                      14,449,139

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                                        VALUE
                                                                        -----
TOTAL ASSET BACKED SECURITIES
(Cost: $15,387,722)                                                  $14,449,139
                                                                     -----------
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
SHORT TERM INVESTMENTS - 16.01%
Bombardier Capital,
Incorporated,                                    $ 11,569,000       $ 11,559,616
   7.30% due 07/05/2000
Duke Energy Field,
  6.93% due 07/12/2000                             18,500,000         18,460,826

Houston Industries Finance,
  6.95% due 07/12/2000                              2,000,000          1,995,753

J.B. Hunt Transport Services,
  Incorporated, 6.90% due 07/10/2000                7,496,000          7,483,070

Navigator Securities Lending Trust,
  6.65%                                             5,477,685          5,477,685
TRW, Incorporated,
  6.75% due 07/14/2000                             18,500,000         18,454,906
                                                                    ------------
                                                                    $ 63,431,856
TOTAL INVESTMENTS(STRATEGIC BOND Trust)
  (Cost: $417,202,858)                                              $396,155,676
                                                                    ============


GLOBAL BOND TRUST


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 8.46%
U.S. TREASURY BONDS - 2.35%
11.25% due 02/15/2015                                $ 3,120,000     $ 4,600,534
                                                                     -----------

U.S. TREASURY NOTES - 6.11%
5.125% due 08/31/2000 ****                               290,000         289,591
zero coupon due 07/15/2002                            11,764,390      11,683,451
                                                                     -----------
                                                                      11,973,042

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $16,545,621)                                                  $16,573,576
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.92%
FEDERAL NATIONAL MORTGAGE ASSOCIATIONS - 0.22%
7.00% due 07/01/2003                                 $   440,959     $   436,840
                                                                     -----------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATIONS - 23.70%
6.00% TBA **                                           2,590,074       4,854,536
6.50% TBA **                                          27,590,000      26,184,566
7.00% TBA **                                          10,140,000       9,856,384
7.00% due 04/20/2030                                     250,000         249,375
7.50% TBA **                                           5,300,000       5,261,893
                                                                     -----------
                                                                      46,406,754

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $46,723,099)                                                  $46,843,594
                                                                     -----------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
FOREIGN GOVERNMENT OBLIGATIONS - 11.74%
AUSTRALIA - 1.93%
6.50% due 06/14/2005          AUD                    6,300,000      $  3,786,365
                                                                    ------------

BRAZIL - 0.58%
FRN 7.375% due 04/15/2006     BRL                    1,134,600         1,032,486
7.875% VR due 01/01/2001                          $     98,400            98,523
                                                                    ------------
                                                                       1,131,009

BULGARIA - 0.60%
FRN 2.75% due 07/28/2012                               200,000           147,000
FRN 7.0625% due 07/28/2024                           1,290,000         1,031,850
                                                                    ------------
                                                                       1,178,850

CANADA - 3.01%
6.625% due 10/03/2007         NZD                    5,000,000         2,239,952
5.25% due 04/01/2002          CAD                    5,500,000         3,662,406
                                                                    ------------
                                                                       5,902,358

GERMANY - 1.96%
4.50% due 07/04/2009          EUR                      110,000            99,672
5.375% due 01/04/2010                                1,720,000         1,660,147
6.25% due 01/04/2024                                   150,000           155,234
6.25% due 01/04/2030                                 1,800,000         1,920,895
                                                                    ------------
                                                                       3,835,949

GREECE - 0.16%
6.60% due 01/15/2004          GRD                  106,500,000           306,545
                                                                    ------------

ITALY - 0.66%
5.50% due 11/01/2010          EUR                    1,360,000         1,298,782
                                                                    ------------

JAPAN - 0.04%
00.90% due 12/22/2008         JPY                    6,000,000            52,544
3.00% due 09/20/2005                                 2,000,000            20,504
                                                                    ------------
                                                                          73,048

JORDAN - 0.17%
Step to 6.00% due 12/23/2023                      $    500,000           329,007
                                                                    ------------

MEXICO - 1.05%
4.00% due 03/11/2004          JPY                   12,000,000           113,096
4.00% due 03/11/2004                                22,000,000           211,592
3.10% due 04/24/2002                               150,000,000         1,419,349
10.375% due 01/29/2003        DEM                      590,000           309,591
                                                                    ------------
                                                                       2,053,628

NEW ZEALAND - 0.15%
4.50% due 02/15/2016          NZD                      600,000           286,056
                                                                    ------------

PANAMA - 0.15%
4.25% VR due 07/17/2014                           $    380,000           302,594
                                                                    ------------

PERU - 0.34%
4.50% due 03/07/2017                              $  1,000,000           667,500
                                                                    ------------

PHILIPPINES - 0.50%
8.00% due 09/17/2004          EUR                      500,000           480,214
9.50% due 10/21/2024                              $    200,000           186,000
FRN 7.9375% due 12/01/2009                             357,200           319,694
                                                                    ------------
                                                                         985,908

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                   ------             -----
POLAND - 0.09%
Step up to 3.50% due                                 130,000     $        77,350
  10/27/2024
Step up to 4.00% due                                 150,000              96,757
  10/27/2024
                                                                 ---------------
                                                                         174,107

PORTUGAL - 0.35%
3.95% due 07/15/2009          EUR                    800,000             677,685
                                                                 ---------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $22,551,183)                                              $    22,989,391
                                                                 ---------------


FOREIGN BONDS - 0.95%
AUSTRALIA - 0.95%
Federal National Mortgage
  Association, 6.50% due
  07/10/2002                  AUD                  3,125,000     $     1,863,948
                                                                 ---------------

TOTAL FOREIGN BONDS
(Cost: $1,863,607)                                               $     1,863,948
                                                                 ---------------


CORPORATE BONDS - 32.52%
AUSTRALIA - 1.68%
Bankers Trust Australia, FRN,
   7.1625% due 06/02/2008                    $     1,400,000     $     1,388,660
GMAC Australia Finance, Ltd.,
   FRN 4.718% due
   03/25/2002                 EUR                  2,000,000           1,909,783
                                                                 ---------------
                                                                       3,298,443

DENMARK - 1.32%
Realkredit Danmark Mortgage,
  5.00% due 10/01/2029        DKK                 23,658,000           2,575,963
Unikredit Realkredit
  Mortgage, 5.00% due                                 99,000              10,824
  10/01/2029
                                                                 ---------------
                                                                       2,586,787
FRANCE - 3.83%
Compagine Financiere de CIC et
    De I'Union Europeen, FRN,
    6.9812% due 10/29/2049                   $       800,000             765,520
Electricite De France,
  3.75% due 10/28/2003        EUR                  6,800,000           6,191,385
John Hancock Global Fund,
  5.375% due 06/18/2009       FRF                  4,000,000             546,951
                                                                 ---------------
                                                                       7,503,856

GERMANY - 0.32%
HypothekenBank In Essen,
  4.75% due 08/11/2008        EUR                    700,000             622,549
                                                                 ---------------

IRELAND - 0.36%
Allied Irish Banks, FRN,
  7.1675% due 09/07/2006                     $       700,000             699,685
                                                                 ---------------

ITALY - 0.78%
Deutsche Bank Finance BV,
  zero coupon due 01/20/2032  ITL             18,370,000,000           1,158,912
Tecnost International NV, FRN,
  6.368% due 06/23/2004       EUR                    390,000             376,857
                                                                 ---------------
                                                                       1,535,769

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
JAPAN - 1.87%
Industrial Bank of Japan Finance
  Company,
    2.14% due 11/16/2009      JPY                   100,000,000     $    943,804
Korea Development Bank,
  2.70% due 08/16/2002                              186,000,000        1,754,386
YTB Finance (Aruba) AEC,
  3.50% due 07/18/2012                              100,000,000          967,674
                                                                    ------------
                                                                       3,665,864

SOUTH KOREA - 0.67%
Korea Development Bank,
  1.65% due 12/02/2002                              139,000,000        1,306,093
                                                                    ------------

NETHERLANDS - 0.77%
Deutsche Bank Finance N V,
  FRN 6.84% due 12/17/2003                         $  1,500,000        1,497,900
                                                                    ------------

UNITED KINGDOM - 11.18%
Abbey National Treasury Services,
   4.875% due 02/24/2003      EUR                     5,500,000        5,195,718
Barclays Bank PLC,
  6.50% due 02/16/2004        GBP                     4,170,000        6,282,179
Halifax Group Sterling
  Finance, 7.881% VR due                              1,160,000        1,744,313
  01/01/2049
Landesbank Baden-Wuerttemberg,
   4.625% due 02/17/2003      EUR                     7,250,000        6,817,754
Lloyds TSB Bank PLC,
  5.625% due 07/15/2049                               1,020,000          884,790
Royal Bank Of Scotland,
  6.77% due 03/31/2049                                1,000,000          966,396
                                                                    ------------
                                                                      21,891,150

UNITED STATES - 9.74%
Abbey National Capital,
  8.9629% due 12/29/2049                           $    500,000          496,536
DQE Capital Corporation 144A
  FRN 6.7812% due 01/15/2002                            200,000          199,681
El Paso Energy Corporation,
  144A, FRN 5.96% due
  07/15/2001                                          1,530,000        1,529,901
Ford Motor Credit,
  1.20% due 02/07/2005        JPY                   163,000,000        1,524,385
General Motors Acceptance
  Corporation, 4.00% due
  02/09/2006                  EUR                     5,441,000        4,697,149
International Game Technology,
   7.875% due 05/15/2004                           $    500,000          480,000
J. P. Morgan & Company,
  Incorporated, FRN 6.902%
  due 02/15/2012                                        360,000          315,626
Joseph E Seagram & Sons,
  Incorporated, 5.79% due
  04/15/2001                                          1,220,000        1,202,859
KFW International Finance,
  Incorporated, 5.75% due
  01/15/2008                                          5,500,000        5,020,125
Kroger Company,
  FRN 6.42% due 10/01/2010                              800,000          799,840
Oneok, Incorporated,
  FRN 6.96% due 04/24/2002                         $    600,000          599,885
Pinto Totta International
  Finance, Ltd., Series A
  144A, 7.77% VR due                                        251          231,391
  12/31/2049

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
UNITED STATES - CONTINUED
Protective Life Fund Trust,
  144A, FRN 6.6325% due                            $   500,000       $   499,250
  01/17/2003
Sakura Capital Funding,
  FRN, 7.70% due 09/29/2049                            800,000           777,220
Texas Utilities Company,
  FRN, 6.6975% due 09/24/2001                          700,000           697,424
                                                                     -----------
                                                                      19,071,272

TOTAL CORPORATE BONDS
(Cost: $71,480,238)                                                  $63,679,368
                                                                     -----------


CONVERTIBLE BONDS - 0.37%
FRANCE - 0.13%
AXA SA,
  2.50% due 01/01/2014        EUR                      234,630       $   246,741
                                                                     -----------

GREECE - 0.24%
Hellenic Finance SCA,
  2.00% due 07/15/2003                                 500,000           466,610
                                                                     -----------

TOTAL CONVERTIBLE BONDS
(Cost: $762,459)                                                     $   713,351
                                                                     -----------


COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.13%
AUSTRALIA - 0.17% Racers
2000-5-MM-AIG, 144A, FRN,
  7.119% due 03/03/2003                                338,737       $   323,327
                                                                     -----------

ITALY - 0.29%
Island Finance (ICR4)  Spa,
  Series 1, Class A, 144A,
  FRN 4.6929% due 01/15/2015                           600,000           572,820
                                                                     -----------

JAPAN - 0.56%
International Credit Recovery-Japan,
  Series 1,
   Class A, 144A, FRN
   0.4537% due 11/08/2004     JPY                   24,230,507           228,364
   Class B, 144A, FRN
   0.5537% due 11/08/2004                           40,000,000           376,985
SHL Corporation, Ltd., Series 1999-1A,
    Class A1, 144A, FRN
    0.5293% due 10/25/2023                          31,972,435           301,376
    Class A2, 144A, FRN
    0.8293% due 12/25/2024                          20,000,000           188,493
                                                                     -----------
                                                                       1,095,218

UNITED KINGDOM - 0.30%
Ocwen Mortgage Loans, FRN,
   4.9669% due 12/15/2031     EUR                      618,570           591,494
                                                                     -----------

UNITED STATES - 6.81%
CDC Securitization
  Corporation, Series
  1999-FL1, Class-A, 144A,
  7.0987% due 12/14/2001                           $ 2,000,000         2,004,275
Crusade Global Trust,
  Series 1999-1, Class A2,
    5.773% due 05/15/2021                            3,900,000         3,909,750

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
UNITED STATES - CONTINUED
Government Lease Trust Series
  1999 Class1 144A, 4.00% due
  05/18/2011                                      $   500,000        $   367,625
Haus, Ltd.,Series 2000-1A,
  Class A2, FRN, 4.542% due
  12/10/2037                                        2,000,000          2,000,000
Restructured Asset
  Securities, FRN, 7.1187%                          1,700,000          1,700,000
  due 03/03/2003
Salomon Brothers Mortgage
  Securities VII,
  Incorporated,
   Series 1999-AQB, Class A1,
  5.82% due 11/15/2029                                627,601            628,793
   Series 1999-LB1, Class A,
  6.1137% due 06/25/2029                            1,498,105          1,496,966
Sasco Foating Rate Commercial
  Mortgage, Series 1999-C3,
  Class A, 7.0512% due
  11/20/2001                                          825,884            826,692
Torrens Trust, Series
  2000-1GA, Class A, 144A,
  6.91% due 07/15/2031                                400,000            400,000
                                                                     -----------
                                                                      13,334,101

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $15,831,984)                                                  $15,916,960
                                                                     -----------


ASSET BACKED SECURITIES - 2.20%
UNITED STATES - 2.20%
AESOP Funding II LLC, Series
  1997-1A, Class A1, 6.22%
  due 10/20/2001                                      533,333        $   532,747
Amresco Residential
  Securities, Series 1999 1,
  Certificate Class A, FRN                          1,525,274          1,530,154
  6.06% due 06/25/2029
United Panam Mortgage Loan
  Trust, Series 1999-2, Class
  A2, 7.1012% due 09/25/2029                        2,245,499          2,242,872
                                                                     -----------
                                                                       4,305,773

TOTAL ASSET BACKED SECURITIES
(Cost: $4,303,364)                                                   $ 4,305,773
                                                                     -----------


SUPRANATIONAL OBLIGATIONS - 6.81%
Asian Development Bank,
   zero coupon due 08/31/2004                       2,600,000        $ 1,951,300
Eurofima,
   4.75% due 07/07/2004       SEK                  18,500,000          2,003,013
European Investment Bank,
  6.00% due 11/26/2004        GBP                   1,300,000          1,934,082
Inter-American Development Bank,
    5.75% due 04/15/2004      NZD                   5,600,000          2,483,002
International Bank for
  Reconstruction and
  Development (the "World
  Bank"), 5.375% due
  11/06/2003                                       11,250,000          4,971,286
                                                                     -----------
                                                                      13,342,683

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       VALUE
                                                       -----
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $14,888,344)                                    $13,342,683
                                                       -----------

                                         PRINCIPAL
                                          AMOUNT            VALUE
                                          ------            -----
SHORT TERM INVESTMENTS - 2.62%

American Express Credit Corporation,
   6.57% due 07/06/2000                   $100,000      $   99,909
American Telephone & Telegraph
   Company, 6.57% due 09/01/2000          100,000           98,868
General Electric Capital Corporation,
  6.50% due 07/05/2000                    100,000           99,928
  6.59% due 07/18/2000                    100,000           99,689
Ingersoll Rand Company,
  6.75% due 07/13/2000                    400,000          399,100
International Paper Company
  6.80% due 08/07/2000                    500,000          496,505
KFW International Finance,
Incorporated, 6.55% due   09/27/2000      400,000          393,595
Motorola, Incorporated,
  6.57% due 09/27/2000                    3,300,000      3,247,002
Washington Mutual Finance,
  6.85% due 08/30/2000                    200,000          197,717
                                                        ----------
                                                        $5,132,313

REPURCHASE AGREEMENTS - 6.74%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $801,367 on
07/03/2000, collateralized by
    $840,000
U.S. Treasury Notes, 5.375% due
06/30/2003 (valued at $819,913,
including interest).                       $801,000     $  801,000
                                                        ----------



PUT OPTIONS - 1.63%
  NUMBER OF                                 EXPIRATION MONTH/
  CONTRACTS                                   STRIKE PRICE             VALUE
  ---------                                   ------------             -----
                          Government of       August 2000/
     7,770,000             Canada Bonds          CAD 125            $1,276,223
                          United Kingdom      August 2000/
     2,310,000            Treasury Bonds       GBP 111.50              246,171
            20          Eurodollar Futures    March 2001/
                                               $ 90.75                   125
                          U.S. Treasury       August 2000/
     4,100,000                Notes            $ 105.4375              360,431
                          U.S. Treasury       August 2000/
    17,200,000                Notes           $ 102.1796875            382,528
                          U.S. Treasury       August 2000/
    10,560,000                Notes            $ 108.09375             924,422
                                                                    ----------
TOTAL PUT OPTIONS
(Cost: $3,977,174)                                                  $3,189,900
                                                                    ----------

CALL OPTIONS - 0.24%
  NUMBER OF                                 EXPIRATION MONTH/
  CONTRACTS                                   STRIKE PRICE           VALUE
  ---------                                   ------------           -----
                         CAD Callable/         July 2000/
    17,540,000               $ Put              CAD 1.409         $          0
                         United Kingdom       August 2000/
     9,220,000           Treasury Bonds         GBP 98.44              460,376
                         $ Callable/Eur        July 2000/
    11,130,000                Put                $ 1.05                    319
                                                                  ------------

TOTAL  CALL OPTIONS
(Cost: $526,419)                                                  $    460,695
                                                                  ------------

TOTAL INVESTMENTS
(GLOBAL BOND TRUST)
(Cost: $205,386,777)                                              $195,812,552
                                                                  ============



TOTAL RETURN TRUST


                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
U.S. TREASURY OBLIGATIONS - 5.50%
U.S. TREASURY BONDS - 2.90%
3.875% due 04/15/2029                   $624,816   $   622,279
8.75% due 08/15/2020                   6,100,000     7,842,282
10.625% due 08/15/2015                 1,200,000     1,709,064
11.25% due 02/15/2015                  2,100,000     3,096,513
                                                   -----------
                                                    13,270,138

U.S. TREASURY NOTES - 2.60%
zero coupon due 07/15/2002            10,475,416    10,403,345
5.125% due 08/31/2000****              1,470,000     1,467,928
                                                   -----------
                                                    11,871,273

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $24,767,054)                                $25,141,411
                                                   -----------


U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 41.06%
FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 6.21%
6.00% due 06/15/2014 -
  12/31/2099                           5,646,476     5,428,384
6.09% due 01/01/2029                  10,788,525    10,572,754
7.00% due 12/31/2099                   7,800,000     7,537,374
7.50% due 12/20/2029                   5,158,215     4,869,117
                                                   -----------
                                                    28,407,629

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.36%
6.00% TBA**                           16,600,000    15,191,656
6.255% due 09/01/2013                    700,000       642,287
7.00% TBA**                            9,000,000     8,689,230
                                                   -----------
                                                    24,523,173

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 29.49%
6.375% due 05/20/2023                  6,440,415     6,452,523
6.50% due 05/20/2030                   6,093,398     6,038,191


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION - CONTINUED
6.50% TBA **                         $36,300,000   $34,450,878
6.75% due 09/20/2021                   1,117,397     1,123,162
7.00% TBA **                          63,200,000    61,432,296
7.375% due 02/20/2024                  2,260,266     2,265,917
7.50% TBA **                          22,000,000    21,841,820
8.00% TBA **                           1,300,000     1,313,819
                                                  -------------
                                                   134,918,606

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $188,149,760)                              $187,849,408
                                                  -------------


FOREIGN GOVERNMENT
OBLIGATIONS - 2.65%
FEDERAL REPUBLIC OF BRAZIL -
 1.32%
FRN 7.375% due 04/15/2006            $ 4,650,000  $  4,231,500
7.875% VR due 01/01/2001               1,795,800     1,798,045
                                                  -------------
                                                     6,029,545

FEDERAL REPUBLIC OF GERMANY -
 0.37%
6.25% due 01/04/2024 -
  01/04/2030                   EUR     1,590,000     1,689,046
                                                  -------------
                                                     1,689,046

REPUBLIC OF PANAMA - 0.86%
7.875% due 02/13/2002                  4,000,000     3,934,000
                                                  -------------

REPUBLIC OF POLAND - 0.10%
Step up to 4.00% due
  10/27/2024                             750,000       483,783
                                                  -------------

TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS
(Cost: $12,115,401)                               $ 12,136,374
                                                  -------------


CORPORATE BONDS - 26.77%
AUTOMOBILES - 1.05%
Navistar International
  Corporation, 7.00% due
  02/01/2003                           5,000,000  $   4,775,000
                                                  -------------

BANKING - 0.22%
Bank Tokyo Mitsubishi, Ltd.,
  8.40% due 04/15/2010                 1,000,000     1,009,800
                                                  -------------

BUILDING MATERIALS &
 CONSTRUCTION - 0.67%
Cemex SA 144A,
  9.25% due 06/17/2002                 3,000,000     3,048,750
                                                  -------------

DRUGS & HEALTH CARE - 0.43%
Tenet Healthcare Corporation,
  8.625% due 12/01/2003                2,000,000     1,970,000
                                                  -------------

ELECTRIC UTILITIES - 5.67%
Entergy Louisiana,
  Incorporated, 8.50% due
  06/01/2003                           3,000,000     3,042,222
Houston Industries,
  Incorporated, 9.375% due
  06/01/2001                           1,500,000     1,517,835
LG&E Capital Corporation,
  6.205% due 05/01/2004                6,000,000     5,803,560
Niagara Mohawk Power
  Corporation, Series B,
  7.00% due 10/01/2000                 1,512,196     1,510,169
System Energy Resources,
  Incorporated, 7.80% due
  08/01/2000                           4,100,000     4,099,959
Texas Utilities Company,
   FRN 6.6975% due 09/24/2001          5,000,000     4,981,600
   FRN 6.725% due 06/25/2001           5,000,000     4,993,950
                                                  -------------
                                                    25,949,295

ELECTRONICS - 1.09%
Sierra Pacific Resources,
  FRN 6.8925% due 04/20/2003           5,000,000     4,992,075
                                                  -------------

FINANCIAL SERVICES - 7.95%
Bear Stearns Companies,
  Incorporated, FRN 6.766%
  due 08/01/2002                       1,900,000     1,910,830
Caterpillar Financial
  Services Corporation,
  6.875% due 08/01/2004                3,500,000     3,408,300
Ford Credit Canada, Ltd.
  144A, FRN 6.28% due
  12/16/2002                           7,000,000     6,970,796
Household Finance Corporation,
   6.125% due 02/27/2003               2,000,000     1,915,500
   6.301% due 05/24/2002               3,000,000     3,016,860
Lehman Brothers Holdings,
  Incorporated, FRN 6.69% due
  04/04/2003                           1,900,000     1,897,238
Pemex Finance, Ltd.,
  5.72% due 11/15/2003                 8,750,000     8,418,725
SB Treasury Company LLC,
  9.40%, VR due 12/29/2049             4,000,000     3,846,040
Textron Financial
  Corporation, FRN 6.58125%
  due 09/17/2002                       5,000,000     4,998,915
                                                  -------------
                                                    36,383,204

INDUSTRIALS - 5.16%
Allied Waste North America,
  Incorporated, 7.375% due
  01/01/2004                           2,000,000     1,805,000
Boise Cascade Corporation,
  9.85% due 06/15/2002                 6,000,000     6,074,400
Burlington Northern Santa Fe,
  6.05% due 03/15/2031                 5,885,000     5,840,827
Cox Enterprises,
  Incorporated,144A, 6.625%
  due 06/14/2002                       5,000,000     4,916,750
Ford Motor Credit Company,
  7.50% due 03/15/2005                 5,000,000     4,975,250
                                                  -------------
                                                    23,612,227

SANITARY SERVICES - 0.80%
Waste Management,
  Incorporated, 6.50% due
  05/14/2004                           4,000,000     3,671,884
                                                  -------------

TELEPHONE - 3.73%
Philippine Long Distance
  Telephone Company, 10.50%
  due 04/15/2009                       2,000,000     1,785,758


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       ------         -----
TELEPHONE - CONTINUED
Tecnost International NV,
  FRN 6.368% due 06/23/2004     EUR   10,000,000  $  9,663,000
Worldcom, Incorporated,
  FRN 7.05% due 11/26/2001             5,600,000     5,601,501
                                                  -------------
                                                    17,050,259

TOTAL CORPORATE BONDS
(Cost: $124,940,402)                              $122,462,494
                                                  ------------


CONVERTIBLE BONDS - 0.00%
ELECTRIC UTILITIES - 0.00%
Alliant Energy Resources,
  Incorporated, Step up to
  7.25% due 02/15/2030                       200  $      13,709
                                                  -------------

TOTAL CONVERTIBLE BONDS
(Cost: $13,550)                                   $      13,709
                                                  -------------


COLLATERALIZED MORTGAGE
 OBLIGATIONS - 7.64%
ABN AMRO Mortgage
  Corporation, Series 1999-4,
  Class IA4, 6.50% due
  06/25/2029                           5,000,000    $4,525,300
Ameriquest Mortgage
  Securities, Incorporated,
  Series 2000-1, Class A,
  6.781% due 06/15/2030                4,856,206     4,804,536
   Series 2000-2, Class A,
  6.95% due 07/15/2030                 2,800,000     2,801,750
Contimortgage Home Equity
  Loan, Series 1999-3, Class
  A1, 6.42% due 04/25/2014             2,668,601     2,650,481
GE Capital Mortgage Services,
  Incorporated, REMIC, 98 6,
  Class 1A6, 6.75% due
  03/25/2028                           3,350,000     3,119,084
GMAC Commercial Mortgage
  Security, Incorporated,
  Series 99 C2, Class A,
  6.57% due 09/15/2033                 5,641,684     5,430,540
Green Tree Financial
  Corporation, Series 1999 5,
  Class A, 6.97% due
  04/01/2031                           4,000,000     3,927,480
Residential Funding Mortgage
  Securities I, Series
  1997-S15, Class A1, 7.00%
  due 10/25/2027                       1,737,975     1,727,652
   Series 1998, Class A6,
  6.75% due 03/25/2028                 4,335,000     4,037,142

  Series 1999 S14, Class IA1,
  5.90% due 06/25/2025                 1,968,270     1,948,882
                                                  -------------
                                                    34,972,847

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $36,111,314)                               $ 34,972,847
                                                  -------------

ASSET BACKED SECURITIES - 7.82%
Brazos Student Finance
  Corporation,Series 1998-A,
  Class A2, FRN 6.897% due
  06/01/2023                          $5,000,000    $4,947,350
Duck Auto Grantor Trust,
  Class A 144A, 5.65% due
  03/15/2004                             805,044       791,044
FHA 220 NP Reilly 60,
  7.43% due 12/01/2023                 7,154,777     6,640,528
Irwin Low Balance Home Loan
  Trust, 7.0488% due
  06/25/2021                           3,500,000     3,500,000
Norwest Asset Securities
  Corporation, Class A, 6.25%
  due 10/25/2029                       5,955,389     5,405,111
Team Fleet Financing
  Corporation, 6.13% due
  10/25/2004                          15,000,000    14,509,200
                                                  -------------
                                                    35,793,233

TOTAL ASSET BACKED SECURITIES
(Cost: $36,369,854)                               $  35,793,233
                                                  -------------


SUPRANATIONAL OBLIGATIONS -
 0.04%
International Bank for
  Reconstruction and
  Development (the "World
  Bank"), 7.25% due 05/27/2003   NZD     400,000      $185,149
                                                  -------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $196,250)                                  $     185,149
                                                  -------------


SHORT TERM INVESTMENTS - 7.53%

Aluminum Company of America,
  6.57% due 09/14/2000               $ 1,300,000  $   1,282,207
American Express Credit
   Corporation, 6.55% due
   07/10/2000                            400,000        399,345
American Telephone & Telegraph
  Company,
  6.53% due 07/10/2000                   300,000        299,510
  6.57% due 09/01/2000                  3,500,000     3,460,398
Daimler Chrysler NA America
  Holding Corporation,
  6.57% due 09/20/2000                  2,400,000     2,364,522
  6.63% due 09/21/2000                    500,000       492,449

E.I. Dupont De Nemours &
   Company, 6.27% due
   07/10/2000                           4,200,000     4,193,416

General Motors Acceptance
   Corporation,
   6.48% due 07/05/2000                 3,500,000     3,497,480

  6.58% due 09/07/2000                    100,000        98,757
General Electric Capital
Corporation,
  6.55% due 09/08/2000 -
  09/12/2000                            1,700,000     1,678,512
  6.58% due 09/13/2000                    200,000       197,295
  6.59% due 07/18/2000                    200,000       199,378
  6.62% due 07/24/2000                  4,000,000     3,983,082

International Paper Company,
   6.80% due 08/07/2000                 9,100,000     9,010,618


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       ------         -----
SHORT TERM INVESTMENTS - CONTINUED
Southwestern Public Service Company,
   6.58% due 07/14/2000              $1,600,000    $ 1,596,198
Visteon Corporation,
   7.14% due 07/14/2000               1,700,000      1,693,425
                                                   ------------
                                                   $34,446,592

REPURCHASE AGREEMENTS - 0.99%
Repurchase Agreement with State
    Street Bank & Trust Company
    dated 06/30/2000 at 5.50%, to
    be repurchased at $4,517,069
    on 07/03/2000, collateralized
    by $4,635,000 U.S. Treasury
    Notes, 5.75% due 04/30/2003
    (valued at $4,606,031,
    including interest).             $4,515,000    $  4,515,000
                                                   ------------

TOTAL INVESTMENTS
(TOTAL RETURN TRUST)
(Cost: $461,625,177)                               $457,516,217
                                                   ============

INVESTMENT QUALITY BOND TRUST


                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS - 0.06%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corporation                      233      $      50
                                                      ---------

INDUSTRIALS - 0.00%
SF Holdings Group,
  Incorporated, Class C                       62             0
                                                      ---------

TELEPHONE - 0.06%
Nextlink Communications                      181       178,511
                                                      ---------

TOTAL COMMON STOCKS
(Cost: $227,139)                                      $178,561
                                                      ---------

PREFERRED STOCK - 0.14%
INDUSTRIALS - 0.03%
SF Holdings Group,
  Incorporated                                 4       $16,900
SF Holdings Group,
  Incorporated, Series B                      17        71,825
                                                      ---------
                                                        88,725

MINING - 0.07%
Fairfield Manufacturing,
  Incorporated                               270       230,175
                                                      ---------

PUBLISHING - 0.04%
Primedia, Incorporated                     1,525       131,531
                                                      ---------

TOTAL PREFERRED STOCK
(Cost: $577,080)                                      $450,431
                                                      --------


WARRANTS - 0.01%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corporation *,
  Class A, (Expiration date
  04/18/2007; strike price
  $1.00)                                     137             0
   Class B, (Expiration date
  04/18/2007; strike price
  $1.00)                                     236             0
   Class C, (Expiration date
  04/18/2007; strike price
  $40.00)                                    140             0
                                                      ---------
                                                             0

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.01%
Concentric Network Corporation *,
  (Expiration date 12/15/2007;
  strike price $10.86)                        40        18,800
                                                      ---------

TELECOMMUNICATIONS SERVICES - 0.00%
KMC Telecom Holdings, Incorporated *,
  (Expiration date 01/31/2000;
  strike price $ .21785)                     425         1,302
Motient Corporation *,
  (Expiration date
  04/01/2008; strike price
  $12.28)                                     35         1,404
                                                      ---------
                                                         2,706

TOTAL WARRANTS
(Cost: $0)                                            $ 21,506
                                                      ---------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY OBLIGATIONS - 13.87%
U.S. TREASURY BONDS - 12.25%
3.875% due 04/15/2029                 $2,081,450    $2,072,999
8.125% due 08/15/2019 -
  08/15/2021                           9,350,000    11,403,227
8.75% due 05/15/2017 -
  08/15/2020                           5,300,000     6,725,659
8.875% due 02/15/2019                  1,000,000     1,287,030
12.00% due 08/15/2013                 13,100,000    17,685,000
                                                   -----------
                                                    39,173,915

U.S. TREASURY NOTES - 1.62%
4.25% due 01/15/2010                   5,087,600     5,160,709
                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $46,441,433)                                $44,334,624
                                                   -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.09%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.03%
6.00% due 02/01/2003 -
  11/01/2013                           5,597,248    $5,311,797
6.30% due 03/15/2023                     400,000       388,000
6.50% due 05/01/2029 -
  06/01/2029                             966,705       913,536
7.50% due 06/01/2010 -
  05/01/2028                           2,254,749     2,235,246
6.50% due 06/25/2019                     853,399       847,263
                                                   -----------
                                                     9,695,842


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.68%
5.90% due 10/25/2019                 $   367,289   $   364,417
6.00% due 02/01/2028 -
  11/01/2029                           9,703,765     8,884,916
6.18% due 07/01/2008                     357,378       334,684
6.27% due 11/01/2007                   1,079,269     1,019,295
6.295% due 06/01/2008                    195,825       184,701
6.30% due 01/01/2008                     307,017       290,239
6.34% due 01/01/2008                     283,763       269,103
6.39% due 01/01/2006                     142,987       136,982
6.43% due 01/01/2008                     311,860       296,951
6.447% due 01/01/2008                  1,471,710     1,402,660
6.812% due 10/01/2007                    208,395       203,166
6.981% due 06/01/2007                     79,325        77,927
7.00% due 06/01/2029 -
  04/01/2030                           2,999,701     2,895,928
7.024% due 06/01/2007                    102,112       100,598
7.04% due 03/01/2007                     657,794       647,340
7.085% due 08/01/2003                    674,997       666,327
7.28% due 10/01/2006                     387,199       385,296
                                                   -----------
                                                    18,160,530

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 7.98%
6.00% due 08/15/2008 -
  12/15/2013                           3,917,897     3,758,890
6.50% due 07/15/2008 -
  05/15/2029                             137,769       133,934
7.00% due 04/15/2023 -
  03/15/2029                           9,253,814     9,014,622
7.50% due 04/15/2002 -
  12/15/2029                          11,356,409    11,304,981
8.00% due 06/15/2023 -
  10/15/2023                           1,282,287     1,299,508
9.50% due 10/15/2009                         713           770
                                                   -----------
                                                    25,512,705

HOUSING URBAN DEVELOPMENT (HUD) -
  0.40%
US Department of Housing &
  Urban Development, 7.498%
  due 08/01/2011                       1,275,000     1,291,575
                                                   -----------


TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $56,277,136)                                $54,660,652
                                                   -----------



FOREIGN GOVERNMENT OBLIGATIONS -
1.18%
GOVERNMENT OF CANADA - 0.98%
8.625% due 01/19/2005                $ 2,000,000    $2,083,640
8.80% due 04/15/2003                   1,000,000     1,040,640
                                                 --------------
                                                     3,124,280

REPUBLIC OF PHILLIPINES - 0.20%
10.625% due 03/16/2025                   769,000       657,495
                                                   -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,109,689)                                 $ 3,781,775
                                                   -----------



                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
CORPORATE BONDS - 45.19%
AEROSPACE - 0.36%
Dunlop Standard Aerospace
  Holdings PLC, 11.875% due
  05/15/2009                          $ 225,000     $ 221,062
Raytheon Company,
  6.75% due 08/15/2007                 1,000,000       939,530
                                                    -----------
                                                     1,160,592

AIR TRAVEL - 1.10%
Argo-Tech Corporation,
  8.625% due 10/01/2007                   10,000         7,000
Continental Airlines,
   6.648% due 09/15/2017                 880,256       796,332
   6.90% due 01/02/2018                1,237,006     1,145,987
SCL Terminal Aereo Santiago
  SA, 6.95% due 07/01/2012             1,700,000     1,565,105
                                                    -----------
                                                     3,514,424

APPAREL & TEXTILES - 0.11%
Bell Sports, Incorporated,
  11.00% due 08/15/2008                  250,000       248,750
Westpoint Stevens,
  Incorporated, 7.875% due
  06/15/2008                             125,000        99,375
                                                    -----------
                                                       348,125

AUTO PARTS - 0.08%
Accuride Corporation,
  9.25% due 02/01/2008                    95,000        80,513
LDM Technologies,
  Incorporated, 10.75% due
  01/15/2007                             215,000       170,925
                                                    -----------
                                                       251,438

AUTO SERVICES - 0.06%
Delco Remy International,
  Incorporated,
     8.625% due 12/15/2007               150,000       138,188
   10.625% due 08/01/2006                 70,000        69,475
                                                    -----------
                                                       207,663

AUTOMOBILES - 0.59%
Chrysler Corporation,
  7.45% due 02/01/2097                 2,000,000     1,817,520
Westinghouse Air Brake
  Company, 9.375% due
  06/15/2005                              85,000        82,025
                                                    -----------
                                                     1,899,545

BANKING - 5.79%
Bank New York, Incorporated,
  6.625% due 06/15/2003                1,000,000       978,790
BankAmerica Corporation,
  9.625% due 02/13/2001                1,475,000     1,494,942
Citicorp,
  7.125% due 06/01/2003                1,000,000       994,290
Credit National,
  7.00% due 11/14/2005                 1,300,000     1,251,640
Export-Import Bank of Korea,
  6.375% due 02/15/2006                  610,000       556,180
First Financial Caribbean
  Corporation, 7.84% due
  10/10/2006                             810,000       764,737


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
BANKING - CONTINUED
First Republic Bank of San
  Francisco, 7.75% due
  09/15/2012                          $  825,000   $   690,752
Grove Worldwide LLC/Cap,
  Incorporated, 9.25% due
  05/01/2008                             120,000        46,500
Korea Development Bank,
  7.125% due 09/17/2001                  715,000       709,194
Liberty Financial Companies,
  Incorporated, 6.75% due
  11/15/2008                             965,000       853,407
National City Corporation,
  6.875% due 05/15/2019                2,250,000     1,936,823
National Westminster Bank
  PLC, 9.45% due 05/01/2001            1,000,000     1,018,070
NBD Bancorp,
  8.25% due 11/01/2024                 2,000,000     2,096,620
Republic New York
  Corporation, 9.50% due
  04/15/2014                           1,000,000     1,101,350
Royal Bank Scotland Group
  PLC, 6.40% due 04/01/2009            2,750,000     2,496,808
Sprint Capital Corporation,
  6.875% due 11/15/2028                1,745,000     1,516,876
                                                   -----------
                                                    18,506,979

BROADCASTING - 1.32%
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                   75,000        58,500
Cablevision SA,
  13.75% due 05/01/2009                  140,000       127,400
Century Communications
  Corporation, zero coupon
  due 01/15/2008                         700,000       283,500
Classic Cable, Incorporated,
  10.50% due 03/01/2010                  180,000       166,050
Echostar DBS Corporation,
  9.375% due 02/01/2009                  400,000       386,000
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                             175,000       147,875
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                             600,000       390,000
USA Networks, Incorporated,
  6.75% due 11/15/2005                 1,570,000     1,491,814
Viacom, Incorporated,
  7.75% due 06/01/2005                 1,035,000     1,038,509
Young Broadcasting,
  Incorporated, 8.75% due
  06/15/2007                             150,000       137,250
                                                   -----------
                                                     4,226,898

BUILDING MATERIALS & CONSTRUCTION -
  0.08%
American Standard,
  Incorporated, 7.625% due
  02/15/2010                              70,000        64,050
Toll Corporation,
  8.125% due 02/01/2009                  200,000       180,000
                                                   -----------
                                                       244,050

BUSINESS SERVICES - 1.07%
Consumers Packaging,
  Incorporated, 9.75% due
  02/01/2007                             140,000        49,000
Doman Industries, Ltd.,
  12.00% due 07/01/2004                  200,000       200,000
Dura Operating Corporation,
  9.00% due 05/01/2009                   150,000       132,375
EOP Operating Limited
  Partnership, 6.50% due
  01/15/2004                           1,795,000     1,713,166
Federal Express Corporation
  Trust, 6.72% due 01/15/2022            980,430       891,534
Packaging Corporation
  America, 9.625% due
  04/01/2009                              70,000        69,300

Pierce Leahy Command Company,
  8.125% due 05/15/2008                   50,000        43,750
RCN Corporation,
  Step up to 11.00% due
  07/01/2008                             325,000       181,187
True Temper Sports,
  Incorporated, 10.875% due
  12/01/2008                             100,000        95,125
Werner Holding Delaware,
  Incorporated, 10.00% due
  11/15/2007                              60,000        57,750
                                                   -----------
                                                     3,433,187

CHEMICALS - 1.41%
Acetex Corporation,
  9.75% due 10/01/2003                   250,000       236,250
Arco Chemical Company
  9.80% due 02/01/2020                   120,000       106,800
Bio-Rad Laboratories,
  Incorporated, 11.625% due
  02/15/2007                              30,000        30,900
Georgia Gulf Corporation,
  10.375% due 11/01/2007                  40,000        41,600
ICI North America,
  Incorporated, 8.875% due
  11/15/2006                             785,000       811,886
ICI Wilmington, Incorporated,
  6.95% due 09/15/2004                 2,735,000     2,631,918
Lyondell Chemical Company,
  Series B, 9.875% due
  05/01/2007                             320,000       316,800
Pioneer Americas Acquisition
  Corporation, 9.25% due
  06/15/2007                              55,000        36,300
Sovereign Specialty
  Chemicals, 11.875% due
  03/15/2010                              80,000        82,300
Texas Petrochemicals
  Corporation, Series B,
  11.125% due 07/01/2006                 250,000       212,500
                                                   -----------
                                                     4,507,254

COAL - 0.07%
PL Coal Holdings Corporation,
  Series B, 9.625% due
  05/15/2008                             250,000       228,750
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------------------------------------------------------------------------


                                       PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
CONSTRUCTION MATERIALS - 0.05%
Nortek, Incorporated,
    Series B, 8.875% due
  08/01/2008                          $   55,000    $   49,775
  9.25% due 03/15/2007                    50,000        46,750
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007            100,000        60,000
                                                    ----------
                                                       156,525

CONSTRUCTION & MINING EQUIPMENT
  - 0.04%
Webb Delaware Corporation,
  10.25% due 02/15/2010                  150,000       129,000
                                                    ----------

CRUDE PETROLEUM & NATURAL GAS -
  0.90%
Enron Corporation,
  6.75% due 09/01/2004                 2,000,000     1,947,824
KN Energy, Incorporated,
  6.65% due 03/01/2005                   795,000       757,174
Tuboscope Vetco
  International,
  Incorporated, 7.50% due
  02/15/2008                             200,000       176,000
                                                    ----------
                                                     2,880,998

DOMESTIC OIL - 0.05%
ICO, Incorporated, Series B
  10.375% due 06/01/2007                  95,000        91,675
Key Energy Services,
  Incorporated, 14.00% due
  01/15/2009                              50,000        56,250
                                                    ----------
                                                       147,925

DRUGS & HEALTH CARE - 3.01%
Alaris Medical, Incorporated,
   9.75% due 12/01/2006                  100,000        66,000
   Step up to 11.125% due
  08/01/2008                             275,000        41,938
Allegiance Corporation,
  7.00% due 10/15/2026                 4,000,000     3,880,360
Beckman Instruments,
  Incorporated,
     7.10% due 03/04/2003                240,000       229,341
   7.45% due 03/04/2008                1,065,000       969,917
Beverly Enterprises,
  9.00% due 02/15/2006                   170,000       140,250
Columbia/HCA Healthcare
  Corporation,
     7.00% due 07/01/2007                  5,000         4,387
   7.25% due 05/20/2008                  195,000       171,600
Fisher Scientific
  International,
  Incorporated, 9.00% due
  02/01/2008                             190,000       173,850
Healthsouth Corporation,
  6.875% due 06/15/2005                1,000,000       867,690
MEDIQ Life Support Services,
  11.00% due 06/01/2008                  165,000        16,500
Owens & Minor, Incorporated,
  10.875% due 06/01/2006                 100,000       103,000
Tenet Healthcare Corporation,
  7.875% due 01/15/2003                  850,000       826,625
Torchmark, Incorporated,
  7.875% due 05/15/2023                2,000,000     1,773,960
Triad Hospitals,
  11.00% due 05/15/2009                  180,000       184,275
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                             120,000        64,200
Warner Chilcott,
  Incorporated, 12.625% due
  02/15/2008                             100,000       102,625
                                                    ----------
                                                     9,616,518

ELECTRICAL EQUIPMENT - 0.15%
Costilla Energy,
  Incorporated, 10.25% due
  10/01/2006@                            225,000       100,125
Energy Corporation of
  America, Incorporated,
  9.50% due 05/15/2007                   375,000       253,125
Wesco Distribution,
  Incorporated, 9.125% due
  06/01/2008                             150,000       137,250
                                                    ----------
                                                       490,500

ELECTRIC UTILITIES - 1.86%
Baltimore Gas & Electric
  Company, 6.125% due
  07/01/2003                           1,000,000       966,390
Cinergy Corporation,
  6.125% due 04/15/2004                2,000,000     1,859,762
Cleveland Electric
  Illuminating Company, 7.19%
  due 07/01/2000                       1,010,000     1,010,000
L-3 Communications
  Corporation, 8.00% due
  08/01/2008                             160,000       141,200
Northern States Power
  Company, 6.375% due
  04/01/2003                           1,000,000       977,120
Pacific Gas & Electric
  Company, 6.25% due
  08/01/2003                           1,000,000       966,480
Western Resources
  Incorporated, 6.875% due
  08/01/2004                              20,000        17,717
                                                    ----------
                                                     5,938,669

FINANCIAL SERVICES - 10.06%
 AAG Holding, Incorporated,
  6.875% due 06/01/2008                1,710,000     1,573,337
American Financial Group,
  Incorporated, 7.125% due
  04/15/2009                             340,000       298,540
American General Finance
  Corporation, 6.54% due
  08/12/2002                           1,000,000       983,690
Amerus Capital I,
  8.85% due 02/01/2027                 1,000,000       877,020
Amvescap PLC,
  6.60% due 05/15/2005                 2,000,000     1,863,160
Associates Corporation of
  North America, 5.75% due
  11/01/2003                             610,000       579,591
BanPonce Financial
  Corporation,
   6.75% due 08/09/2001                2,150,000     2,140,347
   6.80% due 12/21/2005                  260,000       251,053
Beneficial Corporation,
  8.40% due 05/15/2008                   350,000       360,560
Cigna Corporation,
   7.40% due 05/15/2007                1,300,000     1,265,381
   7.875% due 05/15/2027                 790,000       735,640


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
FINANCIAL SERVICES - CONTINUED
Commercial Credit Group,
  Incorporated, 7.375% due
  04/15/2005                          $1,000,000   $   989,700
Dime Capital Trust,
  9.33% due 05/06/2027                 1,350,000     1,232,793
Donaldson Lufkin & Jenrette,
  5.625% due 02/15/2016                1,000,000       983,490
Equitable Life Assured
  Society, 7.70% due
  12/01/2015                             680,000       691,104
Ford Credit Auto Owner Trust,
  5.81% due 03/15/2002                   373,232       371,597
General Electric Capital
  Corporation, 8.88% due
  06/18/2003                             600,000       628,110
Globalstar LP/Globalstar
  Capital, 10.75% due
  11/01/2004                             250,000        73,750
H.F. Ahmanson & Company,
  7.875% due 09/01/2004                  525,000       517,519
International Lease Finance
  Corporation, 6.00% due
  06/15/2003                             300,000       288,333
Japan Finance Corporation,
  8.70% due 07/30/2001                 1,500,000     1,524,315
KFW International Finance,
  Incorporated, 9.125% due
  05/15/2001                           1,000,000     1,017,590
MBNA America Bank,
  6.75% due 03/15/2008                   700,000       634,487
Private Export Funding
  Corporation, 6.62% due
  10/01/2005                           2,000,000     1,981,240
RBF Finance Company,
  11.375% due 03/15/2009                 205,000       222,425
Southern Company Capital
  Trust I, 8.19% due
  02/01/2037                           1,000,000       908,400
Sun Canada Financial Company,
   6.625% due 12/15/2007                 650,000       618,785
   7.25% due 12/15/2015                1,500,000     1,480,080
Sunamerica, Incorporated,
  8.125% due 04/28/2023                1,000,000     1,025,040
Tembec Finance Corporation,
  9.875% due 09/30/2005                  100,000       100,000
Toyota Motor Credit
  Corporation, 5.625% due
  11/13/2003                           1,600,000     1,523,616
United States Bancorp Oregon,
  7.50% due 06/01/2026                 2,774,000     2,757,467
United States West Capital
  Funding, Incorporated,
  6.25% due 07/15/2005                 1,395,000     1,306,906
Western Financial Bank,
  8.875% due 08/01/2007                  400,000       356,000
                                                   ------------
                                                    32,161,066

FOOD & BEVERAGES - 0.61%
Aurora Foods, Incorporated,
   8.75% due 07/01/2008                  100,000        56,000
   9.875% due 02/15/2007                  50,000        29,000
Avecia Group PLC,
  11.00% due 07/01/2009                  225,000       220,500
Azurix Corporation,
  10.75% due 02/15/2010                   75,000        72,188
B & G Foods Incications
  Corporation, 9.625% due
  08/01/2007                             200,000       140,000
Chiquita Brands
  International,
  Incorporated, 10.00% due
  06/15/2009                             165,000       126,225
Del Monte Foods Company
  Step up to 12.50% due
  12/15/2007                             205,000       152,212
Nash Finch Company,
  8.50% due 05/01/2008                   250,000       162,500
Seagram, Joseph E & Sons,
  Incorporated, 6.625% due
  12/15/2005                           1,000,000       937,670
Tricon Global Restaurants,
  Incorporated, 7.65% due
  05/15/2008                              75,000        66,965
                                                   ------------
                                                     1,963,260

FOREST PRODUCTS - 0.00%
Tembec Industries,
  Incorporated, 8.625% due
  06/30/2009                              10,000         9,500
                                                   ------------

FURNITURE & FIXTURES - 0.05%
Mattress Descounters
  Corporation, 12.625% due
  07/15/2007                             150,000       136,500
Sealy Mattress Company,
  Step up to 10.875% due
  12/15/2007                              35,000        24,938
                                                   ------------
                                                       161,438

GAS & PIPELINE UTILITIES - 0.60%
Sonat, Incorporated,
  6.875% due 06/01/2005                2,000,000     1,909,140
                                                   ------------

HOMEBUILDERS - 0.06%
Engle Homes, Incorporated,
  9.25% due 02/01/2008                    90,000        75,825
Standard Pacific Corporation,
  8.50% due 06/15/2007                   115,000       102,063
                                                   ------------
                                                       177,888

HOUSEHOLD PRODUCTS - 0.36%
Procter & Gamble-ESOP, Series
  A, 9.36% due 01/01/2021              1,000,000     1,152,590
                                                   ------------

INDUSTRIALS - 1.33%
BWay Corporation,
  10.25% due 04/15/2007                   75,000        71,063
Conmed Corporation,
  9.00% due 03/15/2008                   115,000       104,937
Federal Mogul Corporation,
  7.50% due 01/15/2009                   470,000       329,000
Frontiervision Holdings LP,
  Step up to 11.875% due
  09/15/2007                             125,000       107,500
Gaylord Container
  Corporation, 9.375% due
  06/15/2007                             100,000        78,000
John Q.Hammon Hotels,
  8.875% due 02/15/2004                  100,000        87,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
INDUSTRIALS - CONTINUED
Lear Corporation,
   7.96% due 05/15/2005               $   40,000   $    37,518
   8.11% due 05/15/2009                  200,000       180,570
News America Holdings,
  Incorporated, 9.25% due
  02/01/2013                           2,645,000     2,858,213
Pierce Leahy Corporation,
  9.125% due 07/15/2007                   20,000        18,800
Prestolite Electric,
  Incorporated, 9.625% due
  02/01/2008                             165,000       105,600
Roller Bearing Company
  America, Incorporated,
  9.625% due 06/15/2007                   25,000        22,875
SCG Holding Corporation,
  12.00% due 08/01/2009                  153,000       163,710
Sun Media Corporation,
  9.50% due 05/15/2007                   100,000        96,000
                                                   -----------
                                                     4,260,786

INSURANCE - 3.61%
Amerus Life Holdings,
  Incorporated, 6.95% due
  06/15/2005                             715,000       654,241
Everest Reinsurance Holdings,
  Incorporated, 8.75% due
  03/15/2010                           1,500,000     1,506,945
Florida Windstorm
  Underwriting Association,
  7.125% due 02/25/2019                3,720,000     3,362,099
Jackson National Life
  Insurance Company, 8.15%
  due 03/15/2027                       1,000,000       934,790
Liberty Mutual Insurance
  Company,
     8.20% due 05/04/2007                550,000       560,780
   8.50% due 05/15/2025                  700,000       637,504
Lumbermans Mutual Casualty
  Company, 9.15% due
  07/01/2026                             675,000       579,325
Ohio National Life Insurance
  Company, 8.50% due
  05/15/2026                           1,150,000     1,116,512
Security Benefit Life
  Company, 8.75% due
  05/15/2016                           1,350,000     1,323,078
Zurich Reinsurance Centre
  Holdings, Incorporated,
  7.125% due 10/15/2023                1,000,000       870,210
                                                   -----------
                                                    11,545,484

INTERNATIONAL OIL - 0.16%
Tosco Trust 2000 E,
  Incorporated, 8.58% due
  03/01/2010                             500,000       501,133
                                                   -----------

INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - 0.34%
Concentric Network
  Corporation, 12.75% due
  12/15/2007                             300,000       316,500
Covad Communications Group,
  Incorporated, 12.50% due
  02/15/2009                             150,000       120,000

INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - CONTINUED
Exodus Communications
  Incorporated, 11.625% due
  07/15/2010                            $200,000      $200,000
PSINet, Incorporated,
   10.00% due 02/15/2005                 205,000       188,600
   11.50% due 11/01/2008                  75,000        70,500
Verio, Incorporated,
  11.25% due 12/01/2008                  175,000       196,437
                                                   -----------
                                                     1,092,037

INVESTMENT COMPANIES - 0.37%
John Hancock Global Funding,
  7.90% due 07/02/2010                 1,200,000     1,197,132
                                                   -----------

LEISURE TIME - 0.21%
AMC Entertainment, Incorporated,
9.50% due 03/15/2009 -
  02/01/2011                             425,000       202,500
Aztar Corporation,
  8.875% due 05/15/2007                   50,000        47,000
Loews Ciniplex Entertainment
  Corporation, 8.875% due
  08/01/2008                             200,000        94,000
Station Casinos,
  Incorporated, 8.875% due
  12/01/2008                             250,000       238,125
Time Warner Telecom LLC,
  9.75% due 07/15/2008                   100,000        97,000
                                                   -----------
                                                       678,625

METAL & METAL PRODUCTS - 0.10%
LTV Corporation,
  11.75% due 11/15/2009                  205,000       172,200
Neenah Corporation,
  11.125% due 05/01/2007                 180,000       132,300
                                                   -----------
                                                       304,500
NEWSPAPERS - 0.32%
News America Holdings,
  Incorporated, 8.50% due
  02/15/2005                           1,000,000     1,028,930
                                                   -----------

PAPER - 1.21%
Boise Cascade Corporation,
  9.90% due 10/01/2001                 1,000,000     1,025,150
Boise Cascade Office Products
  Company, 7.05% due
  05/15/2005                           2,700,000     2,563,029
Domtar, Incorporated,
  9.50% due 08/01/2016                    75,000        77,917
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                             225,000       198,000
                                                   -----------
                                                     3,864,096

PETROLEUM SERVICES - 1.25%
Newfield Exploration Company,
  7.45% due 10/15/2007                 1,045,000       958,599
Petroleos Mexicanos,
  8.85% due 09/15/2007                   250,000       242,500
Pioneer Natural Resources
  Company, 9.625% due
  04/01/2010                              20,000        20,600


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
PETROLEUM SERVICES - CONTINUED
Plains Resources,
  Incorporated, 10.25% due
  03/15/2006                          $  100,000   $   100,750
   Series B, 10.25% due
  03/15/2006                             175,000       173,688
Ultramar Corporation,
  8.00% due 03/15/2005                 1,000,000       995,550
YPF Sociedad Anonima,
  10.00% due 11/02/2028                1,400,000     1,503,740
                                                   -----------
                                                     3,995,427

PUBLISHING - 0.26%
Scholastic Corporation,
  7.00% due 12/15/2003                   530,000       516,501
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                             300,000       304,500
                                                   -----------
                                                       821,001

RETAIL GROCERY - 0.04%
Stater Brothers Holdings,
  Incorporated, 10.75% due
  08/15/2006                             150,000       132,000
                                                   -----------

RETAIL TRADE - 0.06%
Duane Reade, Incorporated,
  9.25% due 02/15/2008                   200,000       180,750
                                                   -----------

SANITARY SERVICES - 0.51%
Allied Waste North America,
  Incorporated, 7.625% due
  01/01/2006                             105,000        91,350
USA Waste Services,
  Incorporated, Step up to
  6.125% due 07/15/2001                1,500,000     1,448,580
Waste Management,
  Incorporated, 6.875% due
  05/15/2009                             100,000        87,614
                                                   -----------
                                                     1,627,544

SEMICONDUCTORS - 0.08%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                              95,000        97,375
Fairchild Semiconductor
  Corporation,
     10.125% due 03/15/2007              100,000       100,750
   10.375% due 10/01/2007                 65,000        66,138
                                                   -----------
                                                       264,263

STEEL - 0.11%
Alaska Steel Corporation,
  7.875% due 02/15/2009                  180,000       159,750
Algoma Steel, Incorporated,
  12.375% due 07/15/2005                 100,000        87,000
Weirton Steel Corporation,
  11.375% due 07/01/2004                 100,000        98,000
                                                   -----------
                                                       344,750

TELECOMMUNICATIONS SERVICES - 1.85%
Alaska Communications
  Holdings, 9.375% due
  05/15/2009                             100,000        92,250
American Media Operations,
  Incorporated, 10.25% due
  05/01/2009                             100,000        97,000
BTI Telecom Corporation,
  10.50% due 09/15/2007                  175,000       133,438
Charter Communication Holding
  LLC, 8.625% due 04/01/2009             425,000       375,594
Crown Castle International
  Corporation, Step up to
  10.625% due 11/15/2007                 175,000       127,750
Deutsche Telekom
  International Finance BV,
     7.75% due 06/15/2005                500,000       499,130
   8.25% due 06/15/2030                  500,000       499,655
Frontiervision LP/Capital,
  Series B, Step up to
  11.875% due 09/15/2007                  90,000        77,850
GCI, Incorporated,
  9.75% due 08/01/2007                   550,000       506,687
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                             210,000        25,200
GT Group Telecom,
  Incorporated, Series A,
  Step up to 13.25% due
  02/01/2010                             150,000        83,250
Insight Midwest LP,
  9.75% due 10/01/2009                    85,000        83,300
ITC Deltacom, Incorporated,
  9.75% due 11/15/2008                   130,000       123,500
KMC Telecom Holdings,
  Incorporated, Step up to
  12.50% due 02/15/2008                  500,000       235,000
Level 3 Communications,
  Incorporated, 11.25% due
  03/15/2010                             125,000       123,125
McleodUSA, Incorporated,
   8.375% due 03/15/2008                  30,000        27,300
   9.50% due 11/01/2008                  180,000       174,600
NTL Communications
  Corporation, Series B, Step
  up to 12.375% due 10/01/2008           425,000       278,375
Rogers Cantel, Incorporated,
  9.375% due 06/01/2008                  100,000       103,000
RSL Communivations PLC,
  12.00% due 11/01/2008                  250,000       185,000
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                 125,000        83,750
Tele-Communications,
  Incorporated,
     9.25% due 04/15/2002              1,500,000     1,555,215
   9.65% due 10/01/2003                  426,000       441,016
                                                   -----------
                                                     5,930,985

TELEPHONE - 2.67%
Alestra SA,
  12.125% due 05/15/2006                 250,000       230,000
Allbritton Communications
  Company, 8.875% due
  02/01/2008                             205,000       187,575
Bellsouth Savings, ESOT,
  9.19% due 07/01/2003                   450,905       466,930


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
TELEPHONE - CONTINUED
Benedek Communications
  Corporation, Step up to
  13.25% due 05/15/2006               $  235,000   $   183,300
Comcast Cable Communications,
  8.50% due 05/01/2027                 1,100,000     1,105,346
Compania De
  Telecomunicaciones, 8.375%
  due 01/01/2006                       1,000,000       987,225
Compania De
  Telocomunicaciones, 7.625%
  due 07/15/2006                       1,000,000       963,750
E Spire Communications,
  Incorporated, Step up to
  10.625% due 07/01/2008                  75,000        24,000
GTE Corporation,
  8.75% due 11/01/2021                 1,000,000     1,075,730
Hyperion Telecommunications,
  Incorporated, Series B,
  Step up to 13.00% due
  04/15/2003                             175,000       161,000
Intermedia Communications,
  Incorporated,
     8.875% due 11/01/2007               250,000       235,000
   Step up to 12.25% due
  03/01/2009                             165,000       101,063
McleodUSA, Incorporated,
  8.125% due 02/15/2009                   70,000        63,000
Nextel Communications,
  Incorporated, Step up to
  9.75% due 10/31/2007                   755,000       566,250
Nextlink Communications,
  Step up to 9.45% due
  04/15/2008                             400,000       250,000
Telecommunications Techniques
  Company, 9.75% due
  05/15/2008                             225,000       202,500
Viatel, Incorporated,
  11.25% due 04/15/2008                  225,000       166,500
World Common, Incorporated
  7.55% due 04/01/2004                 1,575,000     1,562,510
                                                   -----------
                                                     8,531,679

TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%
Hollywood Casino Corporation,
  11.25% due 05/01/2007                   50,000        50,750
                                                  ------------

TRANSPORTATION - 0.85%
Honda Auto Lease Trust,
  6.65% due 07/15/2005                 2,000,000     1,985,920
Iron Mountain, Incorporated,
  8.75% due 09/30/2009                   100,000        92,000
K & F Industry, Incorporated,
  9.25% due 10/15/2007                   175,000       165,375
Southern Railway Company,
  8.75% due 10/15/2003                   470,000       483,940
                                                  ------------
                                                     2,727,235

TOTAL CORPORATE BONDS
(Cost: $154,812,382)                              $144,503,029
                                                  ------------

MUNICIPAL BONDS - 3.32%
ALABAMA - 0.30.%
Huntsville Alabama Solid
  Waste Disposal, 5.95% due
  10/01/2003                           1,000,000       965,580
                                                  ------------

ARIZONA - 0.30%
Phoenix Arizona Civic
  Improvement Corporation,
  6.30% due 07/01/2008                 1,010,000       947,269
                                                  ------------

CALIFORNIA - 1.04%
Los Angeles County California
  Pension,
     8.49% due 06/30/2004                500,000       521,725
   8.62% due 06/30/2006                1,500,000     1,599,315
Southern California Public
  Power Authority Project,
  6.93% due 05/15/2017                 1,300,000     1,208,480
                                                  ------------
                                                     3,329,520
FLORIDA - 0.34%
Miami Beach Florida
  Redevelopment Agency Tax,
  8.95% due 12/01/2022                 1,000,000     1,095,470
                                                  ------------

MARYLAND - 0.22%
Baltimore Maryland,
  6.375% due 10/15/2002                  705,000       695,144
                                                  ------------

MICHIGAN - 0.39%
Detroit Michigan Downtown
  Development Authority,
  6.20% due 07/01/2008                 1,335,000     1,244,100
                                                  ------------
PENNSYLVANIA - 0.58%
Philidelphia Pennsylvania
  Authority, 5.59% due
  04/15/2005                           2,000,000     1,871,200
                                                  ------------

SOUTH CAROLINA - 0.15%
South Carolina Public Service
  Authority, 6.97% due
  01/01/2005                             475,000       469,965
                                                  -------------

TOTAL MUNICIPAL BONDS
(Cost: $11,411,729)                               $ 10,618,248
                                                  ------------


COLLATERALIZED MORTGAGE OBLIGATIONS
 - 2.12%
Asset Securitization
  Corporation, 6.66% due
  02/14/2041                           2,110,000   $ 2,044,383
Chase Commercial Mortgage
  Securities Corporation,
  6.39% due 11/18/2008                 2,500,000     2,336,563
Credit Suisse First Boston,
  6.52% due 07/17/2007                   530,000       510,132
First Union-Lehman Brothers
  Commercial Mortgage, 6.60% due
  05/18/2007                           1,950,000     1,885,222
                                                  ------------
                                                     6,776,300


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                      VALUE
                                                      -----
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $7,148,745)                                  $6,776,300
                                                    ----------


                                          PRINCIPAL
                                           AMOUNT          VALUE
                                           ------          -----
ASSET BACKED SECURITIES - 1.26%
AESOP Funding II LLC, Series 1998-1,
  Class A, 6.14% due 05/20/2006         $   600,000  $    568,464
  Series 1997-1A, Class A2, 6.40%
  due 10/20/2003                          1,000,000       984,080
  Series 1997-1A, Class A1, 6.22%
  due 10/20/2001                          1,066,667     1,065,494
Carco Auto Loan Master Trust, Series
  1997 1, Class A, 6.689% due
  08/15/2004                                509,472       507,577
Discover Card Master Trust 1, Series
  97 2, Class A, 6.792% due
  04/16/2010                                927,208       907,690
                                                     -------------
                                                        4,033,305
    $1,148,000
TOTAL ASSET BACKED SECURITIES
(Cost: $4,137,602)                                   $  4,033,305
                                                     -------------


SHORT TERM INVESTMENTS - 15.40%
Navigator Securities Lending
  Trust, 6.65%                          $49,255,186   $49,255,186
                                                     -------------

REPURCHASE AGREEMENTS - 0.36%
Repurchase Agreement with Dillion
    Read dated 06/30/2000 at 6.59%,
to be repurchased at $1,148,630 on
07/03/2000, collateralized by
    $1,164,000
U.S. Treasury Bonds, 6.125% due
11/15/2027 (valued at $1,174,06,
including interest)                      $1,148,000    $1,148,000
                                                     -------------

TOTAL INVESTMENTS   (INVESTMENT QUALITY
BOND TRUST)  (Cost: $335,546,106)                    $319,761,617
                                                     =============


DIVERSIFIED BOND TRUST
                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY OBLIGATIONS - 16.42%
U.S. TREASURY BONDS - 2.63%
Principal Strip, zero coupon
  due 08/15/2025                     $ 6,600,000  $  1,468,038
5.25% due 02/15/2029                   1,000,000       887,500
7.875% due 02/15/2021                  3,000,000     3,570,000
                                                  ------------
                                                     5,925,538

U.S. TREASURY NOTES - 13.79%
5.25% due 08/15/2003                     125,000       121,171
5.625% due 02/15/2006 -
  05/15/2008                           6,500,000     6,290,998
6.25% due 02/15/2003 -
  02/15/2007                          18,250,000    18,218,350
6.375% due 08/15/2002                  6,000,000     5,994,360
7.50% due 11/15/2001                     500,000       506,330
                                                  ------------
                                                    31,131,209
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $38,034,962)                                $37,056,747
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS
- 33.94%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 19.09%
5.125% due 02/13/2004                $ 7,000,000   $ 6,570,130
5.25% due 01/15/2009                   3,000,000     2,644,230
5.875% due 04/23/2004                  3,000,000     2,861,250
6.00% due 05/15/2008 -
  05/01/2029                          10,879,291    10,156,077
6.25% due 05/15/2029                   7,500,000     6,744,150
6.50% due 06/01/2014 -
  06/01/2029                          11,782,937    11,166,675
7.50% due 10/01/2010 -
  09/01/2029                           2,973,948     2,953,771
                                                   -----------
                                                    43,096,283

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 14.85%
6.00% due 05/15/2029 -
  06/15/2029                           4,331,359     3,989,495
6.50% due 05/15/2029 -
  07/15/2029                          16,008,292    15,192,829
7.00% due 04/15/2029 -
  10/15/2029                           3,511,343     3,412,569
8.00% due 10/15/2026 -
  04/15/2030                          10,795,453    10,912,325
                                                   -----------
                                                    33,507,218

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $78,923,132)                                $76,603,501
                                                   -----------


CORPORATE BONDS - 28.67%
AUTO SERVICES - 0.33%
Hertz Corporation
  7.625% due 08/15/2007                  750,000   $   741,285
                                                   -----------

BANKING - 0.98%
Bank Of America
  7.875% due 05/16/2005                  750,000       761,753
Bank One Corporation
  5.625% due 02/17/2004                  750,000       699,675
Capital One Bank
  8.25% due 06/15/2005                   750,000       746,055
                                                   -----------
                                                     2,207,483

BROADCASTING - 1.96%
Acme Television LLC
  Step up to 10.875% due
  09/30/2004                             500,000       477,500
British Sky Broadcasting
  Group, 8.20% due 07/15/2009          1,750,000     1,637,020
CBS, Incorporated
  7.15% due 05/20/2005                 1,250,000     1,222,937
Cox Radio, Incorporated
  6.375% due 05/15/2005                1,000,000       944,370


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
BROADCASTING - CONTINUED
Radio One, Incorporated
  7.00% due 05/15/2004                $  125,000   $   135,000
                                                   -----------
                                                     4,416,827

BUSINESS SERVICES - 0.81%
Williams Holdings,
  Incorporated, 6.50% due
  12/01/2008                           2,000,000     1,829,640
                                                   -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.34%
Zilog, Incorporated
  9.50% due 03/01/2005                   900,000       778,500
                                                   -----------

CONSTRUCTION & MINING EQUIPMENT - 0.37%
McDermott, Incorporated
  9.375% due 03/15/2002                1,125,000       828,495
                                                   -----------

CONTAINERS & GLASS - 0.29%
Graham Packaging Company/GPC
  Capital Company, 8.75% due
  01/15/2008                             750,000       652,500
                                                   -----------

DOMESTIC OIL - 0.03%
Clark Refining & Marketing,
  Incorporated, 8.375% due
  11/15/2007                              75,000        58,875
                                                   -----------

ELECTRIC UTILITIES - 0.63%
Michigan Consolidated Gas
  Company, 6.45%, VR due
  06/30/2008 due 06/30/2008              750,000       702,167
Waste Management,
  Incorporated, 6.625% due
  07/15/2002                             750,000       718,837
                                                   -----------
                                                     1,421,004

FINANCIAL SERVICES - 6.64%
Associates Corporation of
  North America,
   5.75% due 11/01/2003                2,000,000     1,900,300
   5.80% due 04/20/2004                  750,000       702,480
Chase Manhattan Corporation,
   6.375% due 04/01/2008                 750,000       693,518
Conseco, Incorporated,
   8.75% due 02/09/2004                  750,000       513,750
Ford Motor Credit Company,
   5.80% due 01/12/2009                2,000,000     1,739,980
   6.70% due 07/16/2004                  750,000       726,645
   7.375% due 10/28/2009               1,000,000       967,270
General Motors Acceptance
   Corporation, 6.85% due
   06/17/2004                            750,000       731,992
Goldman Sachs Group,
   Incorporated, 6.65% due
   05/15/2009                            750,000       688,515
Household Finance Corporation,
   6.40% due 06/17/2008                3,000,000     2,721,930
   7.20% due 07/15/2006                  750,000       725,947
Lehman Brothers Holdings,
   Incorporated, 6.625% due
   02/05/2006                            750,000       700,793
Pegasus Aviation Lease
   Securitization, 8.37% due
   03/25/2030                            750,000       756,075
Triton Aviation Finance
   7.42% due 05/15/2005                  750,000       750,000
United States West Capital
   Funding, Incorporated,
   6.375% due 07/15/2008                 750,000       680,625
                                                   -----------
                                                    14,999,820

FOOD & BEVERAGES - 1.44%
ConAgra, Incorporated
   9.75% due 03/01/2021                  750,000       835,191
Nabisco, Incorporated
   6.375% due 02/01/2035                 750,000       670,568
   7.55% due 06/15/2015                2,000,000     1,748,824
                                                   -----------
                                                     3,254,583

GAS & PIPELINE UTILITIES - 0.33%
TransCanada Pipelines, Ltd.
   7.15% due 06/15/2006                  750,000       734,852
                                                   -----------

HOTELS & RESTAURANTS - 0.30%
Mirage Resorts, Incorporated
  6.625% due 02/01/2005                  750,000       684,855
                                                   -----------

HOUSEHOLD APPLIANCES - 0.32%
Philips Electronics NV
  7.20% due 06/01/2026                   750,000       712,958
                                                   -----------

HOUSEHOLD PRODUCTS - 0.71%
Home Products International,
  Incorporated, 9.625% due
  05/15/2008                             750,000       622,500
Salton, Incorporated
  10.75% due 12/15/2005                1,000,000       985,000
                                                   -----------
                                                     1,607,500

INDUSTRIALS - 2.23%
Fox/Liberty Networks LLC
  8.875% due 08/15/2007                  750,000       746,250
Honeywell International,
  Incorporated, 7.50% due
  03/01/2010                             750,000       749,632
Norsk Hydro AS
  7.15% due 11/15/2025                   750,000       673,808
Time Warner, Incorporated
   7.25% due 10/15/2017                2,000,000     1,844,340
   8.18% due 08/15/2007                1,000,000     1,019,690
                                                   -----------
                                                     5,033,720

LEISURE TIME - 0.67%
Hasbro, Incorporated
  8.50% due 03/15/2006                   750,000       763,363
The Walt Disney Company
  7.30% due 02/08/2005                   750,000       755,722
                                                   -----------
                                                     1,519,085

MINING - 0.15%
Freeport McMoran Copper &
  Gold, 7.20% due 11/15/2026             500,000       335,000
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
PAPER - 0.31%
Fort James Corporation,
  6.875% due 09/15/2007               $  750,000  $    710,078
                                                  ------------

SANITARY SERVICES - 1.46%
Allied Waste North America,
  Incorporated, 10.00% due
  08/01/2009                           1,125,000       950,625
WMX Technologies, Incorporated
   6.375% due 12/01/2003                 750,000       694,282
   6.70% due 05/01/2001                  250,000       245,495
   7.10% due 08/01/2026                1,500,000     1,411,830
                                                  ------------
                                                     3,302,232

TELECOMMUNICATIONS SERVICES - 3.79%
Dobson Communications Corporation,
  10.875% due 07/01/2010               1,250,000     1,253,125
Nextel Communications,
  Incorporated,
   9.375% due 11/15/2009               1,000,000       955,000
   12.00% due 11/01/2008               2,250,000     2,390,625
Nextel Partners,
  Incorporated, 11.00% due
  03/15/2010                           1,000,000       990,000
Omnipoint Corporation
   11.50% due 09/15/2009                 250,000       272,500
   11.625% due 08/15/2006              2,250,000     2,407,500
Spectrasite Holdings,
  Incorporated, Step up to
  11.25% due 04/15/2009                  500,000       290,000
                                                  ------------
                                                     8,558,750

TELEPHONE - 4.58%
Allegiance Telecom,
  Incorporated, 12.875% due
  05/15/2008                             750,000       811,875
Crown Castle International
  Corporation,
   10.75% due 08/01/2011                 750,000       760,312
   Step up to 10.375% due
   05/15/2011                          1,500,000       915,000
GTE Corporation,
   7.90% due 02/01/2027                  750,000       702,630
Liberty Media Corporation,
   7.875% due 07/15/2009               1,750,000     1,674,033
Nextlink Communications,
   Incorporated, 10.50% due
   12/01/2009                          1,500,000     1,470,000
SBA Communications
   Corporation, Step up to
   12.00% due 03/01/2008                 300,000       210,000
Vodafone Airtouch PLC,
    7.625% due 02/15/2005              1,500,000     1,501,095
    7.875% due 02/15/2030                750,000       736,410
Voicestream Wireless
   Corporation, 10.375% due
   11/15/2009                          1,500,000     1,552,500
                                                  ------------
                                                    10,333,855

TOTAL CORPORATE BONDS
(Cost: $67,383,677)                               $ 64,721,897
                                                  ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.29%
Bombardier Capital Mortgage
  Securities Corporation,
  7.575% due 06/15/2030                  750,000       748,402
Deutsche Mortgage & Asset
  Recreation Corporation,
  6.22% due 09/15/2007                   859,880       826,105
DLJ Mortgage Acceptance
  Corporation, 6.85% due
  12/17/2027                             750,000       740,577
GMAC Commercial Mortgage
  Security, Incorporated,
  6.869% due 08/15/2007                  750,000       726,078
Merrill Lynch Mortgage Investments,
  Incorporated, Series 1995-C2,
  Class A1, 6.985% due 06/15/2021      1,410,394     1,395,745
   Series 1997-C1, Class A3,
  7.12% due 06/18/2029                   750,000       736,185
                                                  ------------
                                                     5,173,092

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $5,156,099)                                $  5,173,092
                                                  ------------

ASSET BACKED SECURITIES - 1.81%
Citibank Credit Card Master
  Trust I, 5.50% due
  02/15/2006                             750,000   $   708,750
EQCC Home Equity Loan Trust,
  7.067% due 11/25/2024                  750,000       716,482
Government Lease Trust,
  6.18% due 05/18/2005                 2,000,000     1,933,820
Sears Credit Account Master
  Trust II, 5.65% due
  03/15/2009                             750,000       715,778
                                                  ------------
                                                     4,074,830

TOTAL ASSET BACKED SECURITIES
(Cost: $4,241,107)                                $  4,074,830
                                                  ------------

SHORT TERM INVESTMENTS - 14.86%
Navigator Securities Lending Trust,
   6.65%                              $33,552,660  $33,552,660

REPURCHASE AGREEMENTS - 2.01%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 5.50%, to be
repurchased at $4,543,081 on
07/03/2000, collateralized by
$4,605,000 U.S. Treasury Notes,
    6.50% due 05/31/2002 (valued
    at $4,633,781, including
    interest)                          $4,541,000  $ 4,541,000
                                                  ------------

TOTAL INVESTMENTS   (DIVERSIFIED BOND
TRUST)  (Cost: $231,832,546)                      $225,723,666
                                                  ============

U.S. GOVERNMENT SECURITIES TRUST

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY OBLIGATIONS - 8.39%
U.S. TREASURY BONDS - 1.21%
5.25% due 11/15/2028 ***              $2,000,000    $1,770,940


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY BONDS - CONTINUED
6.375% due 08/15/2027 ***            $ 2,100,000  $  2,162,664
6.625% due 02/15/2027 ***                500,000       530,860
                                                  ------------
                                                     4,464,464

U.S. TREASURY NOTES - 7.18%
5.25% due 05/31/2001 ***               1,500,000     1,483,830
5.875% due 11/15/2004                 16,000,000    15,767,520
6.50% due 02/15/2010                   9,000,000     9,307,980
                                                  ------------
                                                    26,559,330

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $31,027,918)                               $ 31,023,794
                                                  ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS
- 63.90%
FEDERAL HOME LOAN BANK - 2.07%
5.80% due 09/02/2008 ***               8,350,000     7,665,049
                                                  ------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 13.21%
6.00% due 10/01/2010 -
  11/01/2028 ***                      11,225,269    10,306,718
6.50% TBA **                           6,980,000     6,587,375
6.50% due 07/01/2006 -
  12/01/2010 ***                       2,247,531     2,196,578
7.00% due 12/01/2004 -
  04/15/2021 ***                      20,452,911    20,187,821
7.50% due 05/01/2007                   1,699,339     1,702,380
8.25% due 07/01/2006                      65,932        66,472
9.00% due 10/01/2017 -
  11/01/2020 ***                       3,773,099     3,865,679
9.50% due 08/01/2020                   1,009,288     1,049,660
10.00% due 05/01/2005 ***                248,499       254,491
10.50% due 06/01/2020 ***              2,035,985     2,178,503
11.75% due 10/01/2009 -
  12/01/2013                              78,282        84,917
12.00% due 07/01/2020                    294,179       324,332
                                                  ------------
                                                    48,804,926

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 43.26%
6.00% TBA **                           6,950,000     6,359,250
6.00% due 12/01/2028                   7,655,952     7,014,766
6.50% TBA **                          14,800,000    13,953,588
6.50% due 12/01/2003 -
  06/01/2029 ***                      22,337,224    21,167,701
6.527% due 05/25/2030 ***              9,500,000     8,941,518
7.00% TBA **                          14,000,000    13,514,340
7.00% due 07/01/2022 -
  01/01/2030 ***                      31,482,183    30,422,690
7.368% due 01/17/2013                  2,953,082     2,990,083
7.50% TBA **                          26,000,000    25,626,120
8.00% TBA**                            7,240,000     7,269,394
8.00% due 08/01/2004 -
  10/01/2024                               5,836         5,862
8.25% due 09/01/2008                     117,123       118,711
8.50% due 02/01/2009                      25,951        26,558
8.75% due 08/01/2009 -
  10/01/2011                           1,096,603     1,120,632
9.00% due 05/01/2021 -
  05/01/2027                             524,574       540,193
10.00% due 04/01/2016 -
  09/01/2020                           4,781,413     5,083,355
10.50% due 03/01/2016                        559           562
11.50% due 09/15/2013 -
  09/01/2019                             903,507       987,328
11.75% due 12/01/2015                     56,230        61,765
12.00% due 01/01/2013 -
  04/20/2016                           2,324,464     2,557,645
12.50% due 01/01/2013 -
  09/20/2015                           1,374,896     1,520,758
13.00% due 11/15/2015                    789,731       887,207
13.50% due 11/15/2014                    393,020       448,966
14.50% due 11/15/2014                    289,365       331,051
 REMIC due 01/17/2003                  1,201,680     1,199,261
 REMIC due 12/28/2028 ***              8,095,143     7,705,252
                                                  ------------
                                                   159,854,556

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.36%
7.50% due 02/15/2007 -
  12/15/2027                          14,140,880    14,049,759
8.00% due 10/15/2005                       5,947         6,025
9.00% due 12/20/2019                   5,492,965     5,659,921
9.50% due 09/15/2020                      84,429        88,729
11.00% due 09/15/2015                      9,696        10,580
                                                  ------------
                                                    19,815,014

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $242,447,986)                              $236,139,545
                                                  ------------

SHORT TERM INVESTMENTS - 19.44%
Boral, Ltd.,
  6.80% due 07/12/2000                18,000,000  $ 17,962,600
Duke Energy Field,
  6.93% due 07/12/2000                18,000,000    17,961,885
Houston Industries Finance,
  6.95% due 07/12/2000                18,000,000    17,961,775
Imperial Tobacco Finance PLC
  6.85% due 07/11/2000                18,000,000    17,965,750
                                                  ------------
                                                  $ 71,852,010
REPURCHASE AGREEMENTS - 8.27%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.40%, to be
repurchased at $30,566,293 on
07/03/2000, collateralized by
$27,920,000 U.S. Treasury Bonds,
6.875% due 08/15/2025 (valued at
$31,165,700, including interest      $30,550,000  $ 30,550,000
                                                  ------------

TOTAL INVESTMENTS   (U.S. GOVERNMENT
SECURITIES TRUST)  (Cost: $375,877,914)           $369,565,349
                                            ===================


MONEY MARKET TRUST



                                    PRINCIPAL
                                     AMOUNT          VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.08%
FEDERAL FARM CREDIT BANK - 3.29%
6.42% due 08/08/2000                  29,495,000   $29,295,122
                                                 --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
FEDERAL HOME LOAN BANK - 16.56%
6.40% due 08/11/2000 -
  08/23/2000                        $125,000,000  $123,982,222
6.42% due 07/26/2000                  23,399,000    23,294,680
                                                  ------------
                                                   147,276,902

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.97%
6.04% due 07/06/2000                  30,000,000    29,974,833
6.42% due 08/15/2000                  50,000,000    49,598,750
6.46% due 08/31/2000                  63,100,000    62,409,301
                                                  ------------
                                                   141,982,884

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.25%
6.445% due 09/07/2000                 35,000,000    34,573,914
6.46% due 07/13/2000                  21,000,000    20,954,780
                                                  ------------
                                                    55,528,694

STUDENT LOAN MARKETING ASSOCIATION - 5.01%
6.094% due 07/04/2000                 15,000,000    15,000,000
6.284% due 07/04/2000                 29,500,000    29,500,000
                                                  ------------
                                                    44,500,000

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $418,583,602)                              $418,583,602
                                                  ------------


FOREIGN GOVERNMENT OBLIGATIONS - 2.24%
GOVERNMENT OF CANADA - 2.24%
6.48% due 07/19/2000                  20,000,000  $ 19,935,200
                                                  ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $19,935,200)                               $ 19,935,200
                                                  ------------


COMMERCIAL PAPER - 46.11%
APPAREL & TEXTILES - 2.81%
NIKE, Incorporated,
  6.55% due 07/05/2000              $ 25,000,000  $ 24,981,806
                                                  ------------

AUTO SERVICES - 2.68%
PACCAR Financial Corporation
   6.49% due 07/07/2000               12,000,000    11,987,020
   6.57% due 09/21/2000               12,000,000    11,820,420
                                                  ------------
                                                    23,807,440

BUSINESS SERVICES - 3.68%
United Parcel Service of
  America, Incorporated,
  6.47% due 08/11/2000                33,000,000    32,756,836
                                                  ------------

CHEMICALS - 2.79%
E.I. Dupont De Nemours &
  Company,
     6.51% due 07/18/2000             15,000,000    14,953,887
   6.53% due 08/23/2000               10,000,000     9,903,864
                                                  ------------
                                                    24,857,751

COMPUTERS & BUSINESS EQUIPMENT -
2.80%
Lucent Technologies,
  Incorporated, 6.54% due
  07/21/2000                        $ 25,000,000  $ 24,909,167
                                                  ------------

DRUGS & HEALTH CARE - 6.73%
Abbott Laboratories,
  6.54% due 07/11/2000                30,000,000    29,945,500
Pfizer, Incorporated,
  6.48% due 07/17/2000                30,000,000    29,913,600
                                                  ------------
                                                    59,859,100

ELECTRIC UTILITIES - 6.18%
Emerson Electric Company,
  6.50% due 07/06/2000                25,000,000    24,977,430
General Electric Capital
  Corporation, 6.60% due
  07/12/2000                          30,000,000    29,939,500
                                                  ------------
                                                    54,916,930
FINANCIAL SERVICES - 7.30%
Goldman Sachs Group LP
   6.54% due 07/10/2000               15,000,000    14,975,475
   6.57% due 07/05/2000               25,000,000    24,981,750
J. P. Morgan & Company,
  Incorporated, 6.50% due
  07/17/2000                          25,000,000    24,927,778
                                                  ------------
                                                    64,885,003
FOOD & BEVERAGES - 3.91%
H.J. Heinz Company,
  6.54% due 08/08/2000                35,000,000    34,758,383
                                                  ------------

LEISURE TIME - 1.67%
The Walt Disney Company,
  6.45% due 08/28/2000                15,000,000    14,844,125
                                                  ------------

LIQUOR - 2.76%
Anheuser-Busch, Incorporated,
  6.58% due 10/16/2000                25,000,000    24,511,069
                                                  ------------

TELEPHONE - 2.80%
BellSouth Capital Funding
  Corporation, 6.50% due 07/26/2000   25,000,000    24,887,153
                                                  ------------

TOTAL COMMERCIAL PAPER
(Cost: $409,974,763)                              $409,974,763
                                                  ------------


REPURCHASE AGREEMENTS - 4.57%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35% to be repurchase
at $40,649,499 on 07/03/2000,
collateralized by $40,880,000 U.S.
Treasury Notes, 6.625% due
04/30/2002 (valued at $41,442,100,
including interest).                $ 40,628,000  $ 40,628,000
                                                  ------------

TOTAL INVESTMENTS   (MONEY MARKET TRUST)
(Cost: $889,121,565)                              $889,121,565
                                                  ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL CAP INDEX TRUST


                                      PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
U.S. TREASURY OBLIGATIONS - 7.02%
United States Treasury Bills
  5.50% due 09/14/2000 ****           $  100,000   $    98,844
  5.645% due 09/14/2000 ****              20,000        19,765
  5.70% due 09/07/2000 ****            2,100,000     2,077,390
                                                   -----------


TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $2,195,999)                                 $ 2,195,999
                                                   -----------


SHORT TERM INVESTMENTS -  73.35%
Federal Farm Credit Bank
  6.42% due 08/08/2000                $3,000,000    $2,979,670
Federal Home Loan Bank
  6.52% due 08/01/2000                 3,500,000     3,465,136
Federal Home Loan Mortgage
  Corporation, 6.41% due
  08/01/2000                           5,000,000     4,972,401
Federal National Mortgage
  Association, 6.535% due
  08/24/2000                           7,500,000     7,426,481
E.I. Dupont De Nemours &
  Company, 6.54% due
  07/20/2000                           1,000,000       996,549
General Electric Capital
  Corporation, 6.60% due
  07/24/2000                           1,000,000       995,783
Nike, Incorporated,
  6.65% due 07/14/2000                 1,103,000     1,100,351
United Parcel Service of
  America, Incorporated, 6.41%
  due 07/19/2000                       1,000,000       996,795
                                                   -----------
                                                    22,933,166


                                       PRINCIPAL
                                          AMOUNT         VALUE
                                          ------         -----
REPURCHASE AGREEMENTS - 19.63%
Repurchase Agreement with
State Street Bank & Trust Company
dated 06/30/2000 at 6.35%, to be
repurchased at $6,139,247 on
07/03/2000, collateralized by
$4,930,000 U.S. Treasury Bonds,
8.75% due 05/15/2017 (valued at
$6,261,100, including interest)       $ 6,136,000  $ 6,136,000
                                                   -----------

TOTAL INVESTMENTS   (SMALL CAP INDEX
TRUST)  (Cost: $31,265,165)                        $31,265,165
                                                   ===========



INTERNATIONAL INDEX TRUST


                                         SHARES          VALUE
                                         ------          -----
COMMON STOCKS - 96.75%
AUSTRALIA - 2.34%
Amcor, Ltd.                                2,942    $   10,277
AMP Diversified Property Trust             1,997         2,783
AMP, Ltd.                                  5,124        52,095
Austrailia Gas & Light                     1,592         9,473
Boral, Ltd. New                            2,671         3,355
Brambles Industries, Ltd.                  1,074        32,973
British America Tobacco
  Australasia, Ltd.-AUD                      708         4,446
Broken Hill Proprietary                    8,336        98,461
  Company
Coca Cola Amatil                           4,836         9,400
Coles Myer, Ltd.                           5,454        20,921
Commonwealth Bank of Australia             5,356        88,695
Computershare, Ltd.                        1,431         7,351
CSL, Ltd.                                    623        12,308
CSR, Ltd.                                  4,878        13,536
David Jones, Ltd.                          1,849         1,373
Delta Gold, Ltd.                           1,020           757
F.H. Faulding & Company, Ltd.                759         3,715
Fosters Brewing Group                      8,147        22,900
Futuris Corporation, Ltd.                  2,729         2,987
General Property Tst                       7,232        11,635
Goodman Fielder, Ltd.                      5,993         4,444
Iluka Resources                            1,048         2,997
James Hardie Industries, Ltd.              1,914         5,024
Leighton Holdings                          1,235         3,974
Lend Lease Corporation                     2,406        30,660
Mayne Nickless, Ltd.                       1,631         3,346
MIM Holdings, Ltd.                         8,079         4,348
National Australia Bank, Ltd.              7,028       117,258
Newcrest Mining *                          1,139         3,065
News Corporation, Ltd.                     9,561       131,513
Normandy Mining, Ltd.                      8,179         4,402
North, Ltd.                                3,583         8,464
Orica, Ltd.                                1,292         5,855
Pacific Dunlop, Ltd.                       4,837         4,310
Paperlink                                  1,208         2,290
QBE Insurance Group, Ltd.                  1,962         9,589
Rio Tinto, Ltd.-AUD                        1,454        24,017
Santos, Ltd.                               2,852         8,682
Smith Howard                                 924         4,509
Sons Of Gwalia, Ltd.                         542         1,702
Southcorp, Ltd.                            2,939         8,472
Stockland Trust Gp                         2,018         4,254
Suncorp Metway                             1,520         7,838
TABCORP Holdings, Ltd.                     1,743        10,007
Telstra Corporation                       36,310       147,229
Wesfarmers, Ltd.                           1,274        10,134
Westfield Trust                            7,794        15,107
Westpac Banking Corporation,               8,626        62,163
  Ltd.
WMC, Ltd.                                  5,409        24,174
Woolworths, Ltd.                           5,395        19,891
                                                    -----------
                                                     1,099,159

AUSTRIA - 0.20%
AMS Austria Mikros                            14         1,203
Austria Tabak                                104         3,852
Austrian Airlines                            160         2,314
Bank Austria AG                              548        26,693
Bau Holdings AG                               21           880
BBAG Oest Brau Beteiligungs                   42         1,904
Bohler Uddeholm AG                            52         1,820
BWT AG                                         8         2,815
Flughafen Wien AG                             99         3,525
Generali Holding Vien                         36         5,791
Lenzing AG                                    17         1,006
Mayr Melnhof Karto                            56         2,649
Oesterreichische Elektrizitaets AG           145        14,881


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
AUSTRIA - CONTINUED
OMV AG                                       127       $11,034
RHI AG                                        94         2,292
VA Technologie AG                             71         3,740
Wienerberger Baustoffindustrie AG            327         7,427
                                                    -----------
                                                        93,826

BELGIUM - 0.76%
Barco NV                                      58         6,506
Bekaert SA                                   106         5,475
C.M.B. SA                                     42         2,205
Colruyt SA                                   187         7,923
Delhaize-Le Lion SA                          245        14,654
Electrabel                                   256        63,276
Fortis B                                   3,453       100,480
Glaverbel                                     33         2,458
GPE Bruxelles Lam                            115        28,710
KBC Bancassurance Holding NV               1,398        61,528
SA D'Ieteren Trading                          26         6,578
Solvay                                       396        26,653
UCB SA                                       687        25,238
Union Miniere                                121         4,389
                                                    -----------
                                                       356,073

BERMUDA - 0.00%
Brierley Investment, Ltd.                 12,900         1,997
                                                    -----------

DENMARK - 0.72%
Bang & Olufsen Holding                       100         3,403
Carlsberg A/S-A                              200         5,886
Carlsberg A/S-B                              100         3,032
D/S 1912                                       4        42,479
D/S Svendborg                                  3        44,334
Danisco A/S                                  300        10,018
Den Danske Bank                              200        24,054
Falck                                        100        16,045
FLS Industries                               200         3,071
ISS International                            200        15,226
Navision Software                            100         4,158
Novo Nordisk AS, Series B                    400        68,068
Ostasiatiske Kompa                           100         1,484
SAS Danmark A/S                              200         1,676
Tele Danmark AS                            1,000        67,300
Topdanmark AS                                200         3,276
Vestas Wind Systems                          300        11,016
William Demant Holdings                      500        14,778
                                                    -----------
                                                       339,304

FINLAND - 3.07%
Amer Group                                   100         2,750
Asko Oyj                                     200         3,771
Finnlines                                    100         2,167
Instrumentarium                              100         2,387
Kemira Oy                                    600         2,921
Kesko                                        400         4,067
Kone Corporation                             100         6,015
Metra Oyi-A Shares                           100         1,909
Metra Oyi-B Shares                           200         3,446
Nokia AB Oyj                              22,700     1,158,352
Outokumpu Oyj                                600         5,728
Oyj Hartwall ABP                             300         6,015
Pohjola Insurance Group, Series B            100         3,534
Pohjola Yhtyma Oyj                           100         3,486
Raison Yhtyma Oyj                            800         1,581

FINLAND - 3.07%
Rautaruukki Oy                               700         3,308
Sampo Corporation                            300        12,172
Sonera Group PLC                           3,500       159,554
Stockmann AB- A Shares                       100         1,575
Stockmann AB-B Shares                        100         1,523
Tieto Corporation                            400        13,347
UPM-Kymmene Oyj                            1,300        32,269
Valmet Rauma                                 600         7,218
                                                    -----------
                                                     1,439,095

FRANCE - 11.13%
Accor                                        877        35,944
Air Liquide                                  429        55,947
Alcatel                                    5,237       343,484
AXA-UAP                                    1,770       278,820
Banque Nationale de Paris                  2,117       203,727
BIC                                          260        12,734
Bouygues                                     153       102,248
Canal Plus                                   591        99,304
Cap Gemini SA                                483        85,077
Carrefour                                  3,270       223,526
Casino Guich Perrachon SA                    381        35,283
Chargeurs                                     30         1,718
Club Mediterranee                             73         9,889
Coflexip                                      85        10,306
Compagnie de Staint-Gobain                   410        55,426
CPR SA *                                      55         2,022
CSF Thomson                                  789        31,079
Danone                                       714        94,750
Dassault Systemes                            532        49,622
Erid Beghin Say                              125        12,244
Essilor International                         50        14,330
Eurafrance                                    20         9,576
France Telecom, ADS                        4,820       673,682
Groupe GTM                                    72         6,736
Grp Le Fin De Cons                            91         9,739
Imerys                                        76         8,823
L'Oreal SA *                                 318       275,360
Lafarge                                      494        38,390
Lagardere S.C.A.                             577        44,069
LVMH Moet Hennessy *                         461       190,087
Michelin (CGDE)-B                            634        20,344
Nord Est                                      62         1,494
Pechiney                                     384        16,021
Pernod-Ricard SA                             265        14,421
Peugeot SA                                   214        42,945
Pinault-Printemps-Redoute                    561       124,631
Publicis                                      42        16,480
Rhone Poulenc SA                           3,659       267,059
Sagem SA                                      50        58,619
Sanofi Synthelabo                          3,439       163,832
Schneider Electric SA                        759        52,897
SEB SA                                        73         4,272
Sidel                                        159        12,895
Simco                                         90         6,573
Societe Generale                           1,956       117,646
Sodexho Alliance SA                          158        28,660
STMicroelectronics NV                      4,074       256,704
Suez Lyonn Eaux                              934       163,625
Technip                                       74         8,951
TOTAL Fina SA, B Shares                    3,493       535,564
Unibail SA                                    69         9,552
Usinor                                     1,144        13,958


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
FRANCE - CONTINUED
Valeo                                        390       $20,851
Vivendi                                    2,811       248,105
Zodiac                                        24         4,883
                                                    -----------
                                                     5,224,924

GERMANY - 7.83%
Adidas-Salomon AG                            200        11,063
Agiv AG                                      200         2,121
Allianz AG Holding                         1,150       413,142
BASF AG                                    2,900       116,559
Bayer AG                                   3,450       134,647
Bayerische Hypo-Und
  Vereinsbank AG                           1,950       125,960
Beiersdorf AG                                400        34,369
Bilfinger& Berger
  Bauaktiengesellschaft AG                   150         1,972
Buderus AG                                   300         4,769
Continental AG                               600        10,082
Daimlerchrysler AG                         4,700       245,130
Deutsche Bank AG                           2,900       238,656
Deutsche Lufthansa AG                      1,800        41,604
Deutsche Telekom AG                       14,200       810,693
Deutz AG *                                   300         1,389
Douglas Holding AG                           150         4,339
Dresdner Bank AG                           2,450       100,812
Dyckerhoff AG                                150         3,795
EM TV Merchandising                          550        32,398
FAG Kugelfischer                             300         2,263
Fresenius Medical                            400        31,895
Gehe AG                                      350        11,528
Heidelberg Zement                            300        18,502
Hochtief AG                                  350        10,659
Holsten Brau AG                               50           868
Iwka AG                                      100         1,575
Kamps AG                                     200         6,396
Karstadt Quelle AG                           550        14,335
Linde AG                                     550        22,106
MAN AG                                       500        15,113
Man AG-Vorzugsaktien                         200         4,124
Merck & Company, Incorporated                800        25,586
Metro AG                                   1,250        44,143
Metro AG-Vorzugsaktien                       100         2,329
Preussag AG                                  800        25,853
Rheinmetall AG                               100         1,270
RWE AG                                     2,200        74,562
RWE AG-Non Voting Preferred                  400        10,865
Salamander AG                                100         1,194
SAP AG                                     1,500       245,339
Schering AG                                  900        49,320
SGL Carbon AG *                              100         6,650
Siemens AG                                 2,800       422,359
Thyssen Krupp AG                           2,400        39,066
VEBA AG                                    3,650       175,975
Volkswagen AG                              1,450        54,944
WCM Beteilgungs & Grundbesi                  850        19,955
                                                    -----------
                                                     3,672,274

HONG KONG - 1.95%
ASM Pacific Technology, Ltd.               2,000         7,491
Bank of East Asia                          6,600        15,409
Cable & Wireless HKT, Ltd.                57,200       126,206
Cathay Pacific Airways                    16,000        29,555
CLP Holdings, Ltd.                        10,000        46,565
Giordano International                     4,000         6,080
Hang Lung Development Company              6,000         4,656
Hang Seng Bank, Ltd.                       9,000        85,145
Henderson Land Development                 4,000        17,600
Hong Kong & China Gas
  Company, Ltd.                           24,000        27,093
Hong Kong & Shang Hot                      5,500         3,193
Hopewell Holdings                          4,000         1,668
Hutchison Whampoa, Ltd.                   19,800       248,913
Hysan Development Company, Ltd.            5,000         5,227
Johnson Electric Holdings                  4,500        42,717
Li & Fung                                  2,000        10,006
New World Development Company             10,000        11,096
Oriental Press Group *                    10,000         1,603
Pacific Century *                         20,000        39,510
Shangri La Asia, Ltd.                     10,000        11,738
Sino Land Company                         16,000         5,696
South China Morning Post, Ltd.             8,000         6,209
Sun Hung Kai Properties, Ltd.             11,000        79,020
Swire Pacific, Ltd.                        7,500        43,968
Television Broadcast                       2,000        13,341
Vatitronix International, Ltd.             1,000         1,738
Wharf Holdings                            12,000        21,474
                                                    -----------
                                                       912,917

IRELAND - 0.34%
Allied Irish Banks                         4,100        36,716
Bord Telecom Eirea                        10,400        27,801
CRH PLC                                    1,800        32,565
DCC PLC                                      400         3,565
Fyffes PLC                                 1,400         1,446
Greencore Group                              900         2,436
Independent News & Media                   1,200         4,359
Irish Continental                            100           843
Irish Permanent                            1,400        11,848
Jurys Doyle Hotel                            300         1,801
Kerry Group                                  800        10,228
Ryanair Holdings *                         1,600        11,749
Smurfit Jefferson                          5,100         8,681
Tullow Oil *                               1,300         1,082
Waterford Wedgewood                        3,500         3,748
                                                    -----------
                                                       158,868

ITALY - 4.31%
Alitalia Linee *                           7,000        14,435
Arnoldo  Mondadori Editore SPA               500        11,409
Assicurazioni Generali                     5,900       202,215
Autogrill SPA                              1,000        10,664
Banca di Roma                             25,000        30,694
Banca Intesa S.p.A                         4,000         9,471
Banca Intesa SPA                          22,000        98,506
Banca Pop Di Milano                        1,500        10,812
Benetton Group SPA                         7,500        15,681
Bulgari SPA                                1,000        13,366
Burgo Cartiere SPA                           500         4,797
Enel SPA                                  34,221       151,592
ENI SPA, ADR                              37,500       216,598
Fiat SPA                                   2,000        51,897
Impregilo SPA                              5,000         2,845
Italcementi SPA                            1,040         9,780
Italcementi SPA-RNC                          520         1,747
Italgas SPA                                3,000        13,261
La Rinascente SPA                          1,000         5,671


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
ITALY - CONTINUED
La Rinascente SPA-RNC                        500        $1,747
Magneti Marelli                            2,500        13,032
Marzotto & Figli                             250         2,041
Mediaset SPA                               5,500        84,014
Mediobanca SPA                             2,750        28,355
Olivetti SPA                              22,500        81,842
Parmalat Finanz                            7,500        10,583
Pirelli SPA                                9,000        23,672
RAS SPA                                    3,300        36,231
Reno De Medici SPA                         1,000         2,024
San Paolo IMI SPA                          6,500       115,361
Sirti SPA                                  1,000         1,666
Snia SPA                                   5,000         4,983
Societa Assicuratrice Industriale            250         4,427
Societa Assicuratrice Industriale-RNC        125           967
Telecom Italia Mobile SPA-RNC              7,500        37,734
Telecom Italia Mobile SPA                 31,000       316,674
Telecom Italia SPA                        17,500       240,584
Telecom Italia SPA-RNC                     4,000        26,541
Uncredito Italiano SPA                    24,000       114,793
                                                    -----------
                                                     2,022,712

JAPAN - 26.44%
Acom Company                                 700        58,847
Advantest                                    500       111,446
Ajinomoto Company, Incorporated            3,000        38,452
Alps Electric Company                      1,000        18,567
Amada Company, Ltd.                        2,000        16,964
Aoyama Trading Company                       300         4,326
Arabian Oil Company                          300         1,018
Asahi Bank                                13,000        54,644
Asahi Breweries                            2,000        23,920
Asahi Chemical Industries                  7,000        49,479
Asahi Glass Company                        6,000        67,009
Asatsu Dk                                    200         8,199
Ashikaga Bank                              3,000         6,220
Autobacs Seven Company                       200         6,654
Bank of Tokyo-Mitsubishi, Ltd.            22,000       265,605
Bank of Yokohama                           5,000        22,383
Benesse Corporation                          500        34,635
Bridgestone Corporation                    4,000        84,633
Brother Industries                         1,000         2,856
Canon, Incorporated                        4,000       199,048
Casio Computer Company                     1,000        11,215
Central Japan Railway                         10        56,548
Chichibu Onoda Cement                      4,000         8,369
Chiyoda Corporatio                         1,000         1,037
Chugai Pharmaceutical Company              1,000        18,896
Chuo Trust & Banking                       4,000        17,417
Citizen Watch Company                      1,000         9,651
Cosmo Oil Company                          3,000         5,513
Credit Saison Company                        800        18,548
CSK Corporation                              400        12,365
Dai Nippon Printing                        4,000        70,458
Daicel Chem Inds                           2,000         6,446
Daiei, Incorporated                        3,000        11,253
Daifuku Company                            1,000        11,083
Daiichi Pharmaceutical Company             1,000        25,352
Daikin Industries                          1,000        23,232
Daikyo, Incorporated                       1,000         2,611
Daimaru, Incorporated                      1,000         3,506
Dainippon Ink & Chemicals,
  Incorporated                             4,000        18,812
Dainippon Screen                           1,000         9,509
Daito Trust Const                            600         9,896
Daiwa Bank                                10,000        25,918
Daiwa House Industry Company, Ltd.         2,000        14,589
Daiwa Securities Company, Ltd.             6,000        79,167
Denki Kagaku Kogyo                         2,000         8,859
Denso Corporation                          4,000        97,262
East Japan Railway                            19       110,306
Ebara Corporation                          1,000        13,543
Eisai Company                              1,000        32,044
Fanuc, Ltd.                                1,100       111,861
Fuji Bank                                 16,000       121,540
Fuji Photo Film Company                    2,000        81,806
Fuji S Ware ABC                              200        11,856
Fujikura                                   2,000        13,289
Fujita Corporation                         2,000           980
Fujitsu, Ltd.                              9,000       311,295
Furukawa Electric Company, Ltd.            3,000        62,627
Gunma Bank                                 2,000        10,311
Hankyu Department Stores                   1,000         5,334
Haseko Corporation *                       2,000           773
Hirose Electric                              200        31,120
Hitachi Zosen Corporation *                5,000         4,524
Hitachi, Ltd.                             16,000       230,715
Hokuriku Bank *                            3,000         6,955
Honda Motor Company                        4,000       136,092
House Food Corporation                     1,000        15,456
Hoya Corporation                           1,000        89,534
Inax Corporation                           1,000         6,154
Isetan Company, Ltd.                       1,000        12,252
Ishihara Sangyo *                          1,000         1,678
Ishikawajima Har *                         6,000        10,857
Ito-Yokado Company, Ltd.                   2,000       120,258
Itochu Corporation *                       7,000        35,295
Iwatani International Corporation          1,000         1,828
Jaccs Company                              1,000         3,195
Japan Air Lines Company                    8,000        30,385
Japan Energy Corporation *                 5,000         5,372
Japan Steel Works *                        2,000         2,695
Japan Tobacco, Incorporated                    9        78,969
JGC Corporation                            1,000         4,034
Jusco Company                              2,000        37,887
Kadokawa Shoten Publishing                   100        10,084
Kajima Corporation                         5,000        15,928
Kamigumi Company                           1,000         5,268
Kanebo *                                   2,000         6,183
Kaneka Corporation                         2,000        22,035
Kansai Electric Power Company              4,600        82,285
Kao Corporation                            3,000        91,607
Kawasaki Heavy Ind *                       7,000        10,688
Kawasaki Kisen                             3,000         6,022
Kawasaki Steel Corporation                15,000        21,488
Keihin Electric Express Railway
  Company                                  2,000         7,521
Kikkoman Corporation                       1,000         7,700
Kinden Corporation                         1,000         6,277
Kinki Nippon Railway                       8,000        32,421
Kirin Brewery Company, Ltd.                5,000        62,438
Kokuyo Company                             1,000        16,389
Komatsu                                    5,000        35,154
Konami Company                               500        31,572
Konica Corporation                         2,000        16,964
Koyo Seiko Company                         1,000         8,680
Kubota Corporation                         7,000        25,399


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
JAPAN - CONTINUED
Kumagai Gumi Company *                     3,000        $1,810
Kuraray Company                            2,000        22,921
Kurita Water Industries                    1,000        22,006
Kyocera Corporation                          900       152,594
Kyowa Exeo Corporation                     1,000        10,037
Kyowa Hakko Kogyo                          2,000        19,547
Makita Corporation                         1,000         9,528
Marubeni Corporation *                     7,000        24,080
Marui Company, Ltd.                        2,000        38,264
Matsushita Electric
  Industrial Company, Ltd.                10,000       259,177
Meiji Milk Product                         1,000         5,372
Meiji Seika Kaisha                         2,000        13,232
Meitec Corporation                           200         7,917
Minebea Company                            2,000        25,069
Mitsubishi Chemical                       10,000        40,997
Mitsubishi Corporation                     7,000        63,268
Mitsubishi Electric                       10,000       108,195
  Corporation
Mitsubishi Estate Company, Ltd.            6,000        70,572
Mitsubishi Gas Chm                         2,000         6,691
Mitsubishi Heavy Industries, Ltd.         16,000        70,873
Mitsubishi Logistc                         1,000         9,048
Mitsubishi Materl                          5,000        20,451
Mitsubishi Paper                           2,000         4,637
Mitsubishi Rayon Company, Ltd.             3,000         9,132
Mitsubishi Trust & Banking                 6,000        46,539
Mitsui & Company, Ltd.                     7,000        53,438
Mitsui Energy & Shiping *                  4,000         3,808
Mitsui Fudosan Company                     4,000        43,353
Mitsui Marine and Fire
  Insurance Company, Ltd.                  4,000        19,226
Mitsui Mining & Sm                         2,000        15,174
Murata Manufacturing Company, Ltd.         1,000       143,443
Mycal Corporation                          1,000         3,421
NEC Corporation                            8,000       251,072
NGK Insulators, Ltd.                       2,000        24,768
NGK Spark Plug Company                     1,000        15,466
Nichiei Company *                            300         4,920
Nichirei Corporation                       1,000         4,260
Nidec Corporation                            300        26,012
Nikon Corporation                          2,000        74,078
Nintendo Company                             700       122,181
Nippon Comsys Corporation                  1,000        21,253
Nippon Express Company                     5,000        30,677
Nippon Light Metal                         3,000         2,969
Nippon Meat Packer                         1,000        14,608
Nippon Mitsub Oil                          7,000        32,063
Nippon Paper Inds                          4,000        27,294
Nippon Sharyo                              1,000         2,092
Nippon Sheet Glass                         2,000        27,784
Nippon Shinpan Company                     1,000         2,441
Nippon Shokubai Company                    1,000         6,371
Nippon Steel Corporation                  32,000        67,254
Nippon Suisan                              1,000         1,828
Nippon Telegraph & Telephone
  Corporation                                 59       784,035
Nippon Yusen KK                            6,000        28,839
Nishimatsu Const                           1,000         3,939
Nissan Motor Company *                    19,000       111,917
Nisshin Flour Mill                         1,000         9,990
Nisshinbo Ind, Incorporated                1,000         5,278
Nissin Food Products                         600        15,268
Nitto Boseki Company                       1,000         1,744
Nitto Denko Corporation                    1,000        38,547
NOF Corporation                            1,000         2,922
Nomura Securities Company, Ltd.            9,000       220,112
Noritake Company                           1,000         5,570
NSK, Ltd.                                  3,000        26,295
Ntn Corporation                            2,000         8,539
Obayashi Corporation                       4,000        17,681
Oji Paper Company                          5,000        34,400
Okuma Corporation                          1,000         4,373
Okumura Corporation                        1,000         3,619
Olympus Optical Company                    1,000        17,916
Omron Corporation                          1,000        27,143
Onward Kashiyama Company, Ltd.             1,000        13,571
Orient Corporation *                       2,000        11,253
Oriental Land Company, Ltd.                  500        51,034
Orix Corporation                             400        58,998
Osaka Gas Company                         12,000        34,494
Penta Ocean Const                          2,000         3,035
Pioneer Electronic                         1,000        38,924
Promise Company, Ltd.                        600        47,387
Renown, Incorporated *                     1,000         1,461
Rohm Company                                 500       146,082
Sakura Bank                               19,000       131,257
Sanden Corporation                         1,000         7,766
Sankyo Company                             2,000        45,144
Sanwa Shutter Corporation                  1,000         3,242
Sanyo Electric Company                     9,000        80,920
Sapporo Breweries                          2,000         8,162
Secom Company, Ltd.                        1,000        73,041
SEGA Enterprises *                           600         9,217
Seino Transportn                           1,000         5,033
Seiyu, Ltd. *                              1,000         4,241
Sekisui Chemical Company, Ltd.             3,000        11,536
Sekisui House                              3,000        27,737
Sharp Corporation                          5,000        88,356
Shimachu Company                             200         4,241
Shimamura Company                            200        23,354
Shimano, Incorporated                        700        16,823
Shimizu Corporation                        4,000        11,423
Shin-Etsu Chemical Company, Ltd.           2,000       101,409
Shionogi & Company                         2,000        37,981
Shiseido Company                           2,000        30,913
Shizuoka Bank                              4,000        33,929
Sho Bond Corporation                         100         1,487
Showa Denko Kk *                           5,000         7,351
Showa Shell Sekiyu                         1,000         4,938
Skylark Company                            1,000        39,489
Smc Corporation                              300        56,406
Snow Brand Milk                            2,000        10,744
SOFTBANK CORP                              1,500       203,572
Sony Corporation                           4,200       391,876
Sumitomo Bank, Ltd.                       15,000       183,780
Sumitomo Chemical                          8,000        48,103
Sumitomo Corporation                       5,000        56,218
Sumitomo Electric Industries, Ltd.         4,000        68,536
Sumitomo Forestry                          1,000         6,720
Sumitomo Heavy Ind                         3,000        10,037
Sumitomo Marine & Fire                     3,000        17,445
Sumitomo Metal Industry                   17,000        11,696
Sumitomo Metal Mining                      3,000        14,137
Sumitomo Osaka Cem                         2,000        11,837
Taisei Corporation                         5,000         8,011
Taisho Pharm Company                       2,000        71,627


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
JAPAN - CONTINUED
Taiyo Yuden Company                        1,000    $   62,580
Takara Shuzo Company                       1,000        24,928
Takara Standard Company                    1,000         4,354
Takashimaya Company                        1,000         9,312
Takeda Chemical Industries, Ltd.           4,000       262,382
Takefuji Corporation                         700        84,511
Teijin, Ltd.                               4,000        19,490
Teikoku Oil Company                        1,000         3,242
Terumo Corporation                         1,000        33,834
The 77th Bank, Ltd.                        2,000        15,984
The Bank of Fukuoka, Ltd.                  3,000        20,414
The Industrial Bank of Japan, Ltd.        12,000        90,929
The Joyo Bank, Ltd.                        4,000        15,381
Toa Corporation                            1,000         1,253
Tobu Railway Company                       4,000        11,423
Toda Corporation                           2,000         9,519
Toei Company                               1,000         7,304
Toho Company                                 100        17,021
Tohoku Electric Power                      2,400        32,345
Tokai Bank                                11,000        54,220
Tokio Marine & Fire Insurance
  Company                                  7,000        80,750
Tokyo Broadcasting                         1,000        43,165
Tokyo Dome Corporation *                   1,000         4,533
Tokyo Electric Power Company               6,400       155,921
Tokyo Electron, Ltd.                       1,000       136,846
Tokyo Gas Company                         13,000        36,511
Tokyo Tatemono Company                     1,000         2,130
Tokyotokeiba Company                       1,000         1,282
Tokyu Corporation                          5,000        24,693
Toppan Printing Company                    3,000        31,723
Toray Industries, Incorporated             7,000        28,368
Toshiba Corporation                       15,000       169,219
Tosoh Corporation                          3,000        15,127
Tostem Corporation                         1,000        16,305
Toto                                       2,000        15,343
Toyo Seikan Kaisha                         1,000        18,661
Toyobo Company                             3,000         5,909
Toyota Motor Corporation                  17,000       773,856
Trans Cosmos, Incorporated                   100        15,004
Tsubakimoto Chain                          1,000         5,089
Ube Industries                             4,000        12,516
Uni Charm Corporation                        300        18,152
Unitika *                                  2,000         1,564
Uny Company, Ltd.                          1,000        13,807
Wacoal Corporation                         1,000        10,179
Yakult Honsha Company                      1,000        13,279
Yamaha Corporation                         1,000        10,923
Yamanouchi Pharmaceutical
  Company, Ltd.                            2,000       109,137
Yamato Transport                           2,000        49,668
Yamazaki Baking Company                    1,000         9,802
Yokogawa Electric                          1,000         9,990
                                                    -----------
                                                    12,404,530

NETHERLANDS - 5.34%
ABN AMRO Holdings                          6,905       169,156
Aegon NV                                   6,288       223,738
Ahold Kon NV                               3,317        97,631
Akzo Nobel NV, ADS                         1,343        57,056
ASM Lithography Holding NV                 1,961        84,285
Baan Company NV                            1,113         3,028
Buhrmann NV                                  454        12,981
Elsevier NV                                3,143        38,078
Getronics NV                               1,590        24,515
Hagemeyer                                    496        13,676
Heineken NV                                1,475        89,772
Hollandsche Beton                            163         1,922
IHC Caland                                   130         6,330
International Nederlanded Groep NV         4,547       307,344
KLM NV                                       261         7,027
KPN NV                                     4,482       200,470
Nedlloyd NV *                                110         2,131
Oce-Van Der Grinten                          397         6,500
Philips Electronics NV                     6,379       300,848
Royal Dutch Petroleum Company             10,085       626,793
Stork NV                                     146         1,979
TNT Post Group NV                          2,246        60,575
Unilever NV-CVA                            2,688       123,307
Vedior                                       453         5,601
Vopak Kon                                    255         5,599
Wolters Kluwer                             1,307        34,813
                                                    -----------
                                                     2,505,155

NEW ZEALAND - 0.12%
Carter Holt Harvey                         8,200         7,116
Contact Energy                             2,800         3,744
Fisher & Paykel                              600         1,886
Fletcher Challenge Building                1,600         1,696
Fletcher Challenge Energy                  1,600         5,216
Fletcher Challenge Forests                 4,000         1,445
Fletcher Challenge Paper                   3,000         3,434
Lion Nathan, Ltd.                          2,500         5,571
Telecom Corporation of New
  Zealand, Ltd.                            8,200        28,657
                                                    -----------
                                                        58,765

NORWAY - 0.36%
Bergesen d.y. ASA-A Shares                   300         6,154
Bergesen d.y. ASA-B Shares                   100         1,917
Christiania Bank                           2,600        13,969
Den Norske Bank                            3,700        15,351
Elkem As                                     200         3,753
Hafslund ASA-A Shares                        300         1,381
Hafslund ASA-B Shares                        200           650
Kvaerner ASA, Series A *                     200         2,098
Kvaerner ASA, Series B *                     100           874
Leif Hoegh & Company *                       200         1,748
Merkantildata Asa                            700         3,598
Norsk Hydro AS                             1,300        54,542
Norske Skogsindust                           100         2,855
Orkla SA                                   1,000        18,997
Petroleum Geo Svs                            500         8,537
SAS Norge ASA                                200         1,678
Schibsted Asa                                300         5,559
Smedvig ASA                                  100         1,806
Smedvig ASA-B Shares                         100         1,632
Storebrand Asa                             1,300         9,393
Tomra Systems Asa                            400        10,606
Unitor A/S *                                 100           734
                                                    -----------
                                                       167,832

PORTUGAL - 0.44%
Banco Com Portugues                        4,704        24,475
Banco Espirito Santo                         553        13,568
BPI-SGPS SA                                2,657         9,386


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
PORTUGAL - CONTINUED
Brisa Auto Estrada                         1,411    $   12,151
Cimpor-Cimentos de Portugual SA              632        12,067
CIN SA                                        89           495
Cort Amorim Sgps                              67           579
EFACEC Capital SGPS                           63           397
Electric De Portugal                       2,822        51,243
INAPA SA                                     141           901
Jeronimo Martins SGPS                        451         7,432
Portucel Industria                           409         2,479
Portugal Telecom                           4,915        55,182
Seguros Tranquilid                            89         2,804
Soares Da Costa *                            151           444
Sonae Sgps                                   685         9,038
Sonae Sgps SA                              3,430         4,645
                                                    -----------
                                                       207,286

SINGAPORE - 0.90%
Chartered Semi Conductors                  3,000        26,231
City Developments                          4,000        15,518
Comfort Group                              3,000         1,494
Creative Technolog                           450        10,866
Cycle & Carriage                           1,000         2,351
DBS Group Holdings, Ltd.                   6,000        77,128
DBS Land, Ltd.                             6,000         7,782
First Capital Corporation                  2,000         1,911
Fraser & Neave, Ltd.                       1,000         3,561
Haw Par Corporation, Ltd.                  1,000         1,621
Hotel Properties                           2,000         1,783
Keppel Corporation                         4,000         8,662
Neptune Orient Lines *                     6,000         5,559
Overeas Union Enterprises,                 1,000         2,432
  Ltd.
Overseas-Chinese Banking
  Corporation, Ltd.                        6,000        41,343
Parkway Holdings, Ltd.                     2,000         5,119
Sembcorp Industries, Ltd.                  8,000         8,709
Singapore Airlines, Ltd.                   6,000        59,409
Singapore Press Holdings, Ltd.             2,000        31,268
Singapore Technologies
  Engineering, Ltd.                       13,000        19,120
Singapore Telecommunications, Ltd.        29,000        42,484
Straits Trading Company                    1,000         1,123
United Overseas Bank                       5,000        32,716
United Overseas Land, Ltd.                 3,000         2,675
UTD Industrial                             6,000         2,832
Venture Manufact                           1,000        10,191
                                                    -----------
                                                       423,888

SPAIN - 2.60%
Acerinox SA                                  275         7,955
ACS, Actividades de
  Construccion y Servicios SA                301         8,477
Aguas De Barcelona                           651         8,701
Aguila SA El *                               163         1,156
Asturiana De Zinc                            190         1,814
Autopistas Cesa                            1,247           536
Autopistas Concesionaria Espanola
  SA Registered Shares                     1,247        10,846
Azucarera Ebro Agr                           312         3,723
Banco Bilbao Vizcaya SA                   14,166       211,655
Banco Santander Central,
  Hispano, SA                             19,286       203,456
Corp Mapfre SA                               285         3,611
Corporacion Financiera Alba                  386        10,171
Cortefiel SA                                 184         3,991
Endesa SA                                  4,980        96,467
Ercros SA                                  1,100           578
Fabrica Espanola Productos
  Quimicos y Farmaceuticos, S.A.             142         1,518
Faes Esp Prod Quim                            14           150
FOM Consta Y Contra                          565        10,680
Gas Natural SDG SA                         2,106        37,799
Grupo Dragados SA                            811         5,815
Grupo Empresarial Ence                       100         1,633
Iberdrola SA                               4,241        54,660
Inmobiliaria Urbis                           389         1,783
Metrovacesa                                  245         4,117
Portland Valderriv                           102         1,899
Prosegur Seguridad                           282         3,298
Puleva SA                                  1,437         2,346
Repsol-YPF, SA                             5,588       111,232
Sol Melia SA                                 807         9,014
Tabacalera                                 1,642        25,223
Telefonica SA                             15,347       329,665
Telepizza                                  1,010         5,689
Union Elec Fenosa                          1,433        25,925
Uralita                                      239         1,437
Vallehermoso SA                              607         3,622
Viscofan Envoltura                           230         1,506
Zardoya Otis                                 641         5,679
                                                    -----------
                                                     1,217,827

SWEDEN - 3.14%
Assidoman                                    600         8,537
Atlas Copco AB-A Shares                      700        13,492
Atlas Copco AB-B Shares                      300         5,612
Drott AB                                     500         5,385
Electrolux AB                              1,700        26,309
Esselte AB-A Shares                          100           584
Esselte AB-B Shares                          100           584
ForeningsSparbanken AB, Series A           2,500        36,565
Gambro AB- A Shares                          400         3,175
Granges AB                                   200         3,515
Hennes & Mauritz AB                        3,900        81,360
Incentive AB, Series A                     1,200         9,796
L.M. Ericsson
  Telefonaktiebolaget, Series B           36,500       722,137
Netcom Systems AB *                          500        36,905
Nordbanken Holding AB                     14,300       107,817
OM Gruppen AB                                400        17,868
Sandvik AB                                 1,200        25,170
Securitas AB                               1,700        36,043
Skandia Foersaekrings AB                   4,800       126,803
Skandinaviska Enskilda Baken,
  Series A                                 3,300        39,099
Skanska AB                                   500        17,715
SKF AB-A Shares                              200         3,175
SKF AB-B Shares                              300         5,017
SSAB Svenskt Stal AB, Series A               400         3,968
SSAB Svenskt Stal AB, Series B               100           958
Svenska Cellulosa                          1,100        20,890
Svenska Handelsbanken AB-
  A Shares                                 3,100        44,989
  B Shares                                   300         4,320
Swedish Match Company                      2,000         6,168
Trelleborg AB                                600         4,184
Volvo AB-A Shares                            700        14,683


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
SWEDEN - CONTINUED
Volvo AB-B Shares                          1,400    $   30,397
WM Data AB                                 1,500         8,248
                                                    -----------
                                                     1,471,468

SWITZERLAND - 5.67%
ABB AG-CHF                                 1,400       167,566
Adecco SA                                     80        67,970
Alusuisse Lonza Gr *                          30        19,549
Credit Suisse Group                        1,290       256,608
Fischer Georg AG                              20         6,216
Forbo Holdings AG                             10         4,169
Givaudan AG                                   40        12,174
Holderbank Financiere Glarus AG               50        16,337
Holderbank Financiere Glarus AG-B             20        24,520
Jelmoli Holding AG                            10         2,544
Kuoni Reisen Holding                          11         5,091
Lonza Group AG                                30        15,632
Nestle SA                                    185       370,272
Novartis AG                                  340       538,564
Roche Holdings AG-Bearer                       7        74,042
Roche Holdings AG-Genusscheine                33       321,241
Sairgroup                                     50         8,337
Schindler Holding AG                           5         7,663
Schweizerische
  Ruckversichererungs-Gesellschaft            65       132,486
Sika Finanz AG                                10         3,347
Societe Generale de
  Surveillance Holding SA                     10         4,199
Societe Generale de
  Surveillance Holding SA-B                    5         8,643
Sulzer AG *                                   20        13,302
Swisscom AG                                  350       121,222
The Swatch Group AG                           70        18,259
The Swatch Group AG-B                         20        25,428
UBS AG                                     2,020       295,948
Valora Holding AG                             20         5,554
Zurich Allied AG                             230       113,639
                                                    -----------
                                                     2,660,522

UNITED KINGDOM - 19.09%
3I Group                                   2,800        57,576
Abbey National                             6,688        79,945
Airtours                                   2,248        11,803
Allied Zurich PLC                          7,404        87,551
Amec                                       1,014         2,877
Amvescap                                   3,172        50,875
Anglian Water                              1,280        11,814
Arjo Wiggins Apple                         3,950        15,360
Arm Holdings *                             4,459        47,768
Baa PLC                                    5,015        40,217
Barclays                                   7,027       174,693
Barratt Developments                       1,099         4,357
Bass PLC                                   4,116        46,273
BBA Group PLC                              2,012        13,182
Berkeley Group                               596         5,663
BG Group PLC                              16,495       106,573
Bicc PLC                                   1,981         2,293
Blue Circle Industries                     3,744        24,161
Boc Group                                  2,309        33,191
Boots Company                              4,257        32,400
BP Amoco PLC                             106,647     1,023,070
British Aerospace PLC                     13,704        85,430
British Airways                            5,048        29,025
British American Tobacco
  Australasia, Ltd.-GBP                   10,230        68,262
British Land Company PLC                   2,436        14,928
British Sky Broadcast *                    8,208       160,460
British Telecommunication                 30,429       393,200
Bunzl PLC                                  2,150        11,516
Burmah Castrol PLC                           840        21,175
Cadbury Schweppes                          9,613        63,127
Canary Wharf Group *                       3,217        18,035
Capita Group                               1,015        24,834
Caradon                                    2,194         5,013
Carlton Communciations                     2,905        37,362
Celltech Group PLC *                       1,231        23,842
Centrica PLC                              18,793        62,701
CGU PLC                                    6,157       102,478
Coats Viyella                              3,309         2,754
Compass Group PLC                          3,194        42,070
Corus Group *                             14,619        21,346
De Lousiana Rue PLC                          901         4,717
Diageo PLC                                16,087       144,344
Dixons Group New                           7,976        32,464
Eidos *                                      470         3,449
Electrocomponents PLC                      2,027        20,703
EMI Group PLC                              3,703        33,618
FKI PLC                                    2,681         9,533
George Wimpey PLC                          1,722         3,016
GKN PLC                                    3,348        42,705
Glaxo Wellcome PLC                        17,002       495,735
Granada Group                              8,690        86,782
Great Portland Est                         1,689         5,961
Great University Stores                    4,731        30,424
Halifax Group                             10,564       101,341
Hammerson PLC                              1,356         9,069
Hanson                                       388         2,690
Hanson PLC                                 3,065        21,658
Hays PLC                                   8,105        45,192
Hepworth                                   1,142         3,257
Hilton Group PLC                           7,054        24,762
HSBC Holdings-GBP                         39,774       454,675
IMI PLC                                    1,648         7,057
Imperial Chemical Industries PLC           3,423        27,166
Independent News & Meida                   1,200         4,267
Invensys PLC                              17,148        64,348
J. Sainsbury                               9,029        40,985
Jarvis                                       643         1,751
Johnson Matthey                            1,026        14,438
Kingfisher                                 6,401        58,257
Land Securities                            2,553        30,517
Lasmo                                      6,323        13,442
Legal & General Gp                        24,074        56,279
Lex Service                                  545         2,750
Lloyds TSB Group PLC                      25,752       243,144
Logica                                     1,912        45,247
London Bridge Software                       148         1,097
Marconi PLC                               12,593       163,868
Marks & Spencer PLC                       13,501        47,445
MEPC PLC                                   1,645        13,540
Misys PLC                                  2,683        22,653
National Grid Group                        6,951        54,796
National Power                             5,342        34,029
Nycomed Amersham                           2,970        29,480
Ocean Group                                1,062        17,515
Pearson PLC                                2,922        92,847


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
UNITED KINGDOM - CONTINUED
Peninsular & Oriental Steam
  Navigation Company                       3,023   $    25,889
Pilkington                                 5,174         7,359
Provident Financial                        1,222        12,851
Prudential Corporation                     9,174       134,370
Psion                                      1,845        17,839
Racal Electronics                          1,368         9,273
Railtrack Group                            2,401        37,292
Rank Group PLC                             3,639         8,424
Reed International PLC                     5,364        46,669
Rentokil Initial                          13,475        30,584
Reuters Group PLC                          6,664       113,639
Rexam                                      1,859         7,229
Rio Tinto, Ltd.                            4,907        80,188
RMC Group PLC                              1,227        15,967
Royal Bank Scotland Group                 12,192       204,032
Sage Group PLC                             6,057        49,032
Schroders                                  1,390        24,986
Scottish Power                             8,582        72,718
Sema Group                                 2,167        30,822
Slough Estates                             1,933        10,683
Smith & Nephew PLC                         5,257        19,409
SmithKline Beecham PLC                    26,416       345,741
Smiths Industries                          1,479        19,246
SSL International                            870         9,412
Stagecoach Holdings                        7,724         8,532
Tate & Lyle PLC                            2,146        10,715
Taylor Woodrow                             1,793         4,151
Tesco                                     31,908        99,215
Thames Water                               1,648        21,320
TI Group                                   2,263        12,327
Unigate New                                1,133         4,972
Unilever PLC                              13,693        82,876
United Utilities                           2,586        25,590
Vodafone AirTouch Group PLC              285,826     1,154,730
Williams PLC                               3,430        19,981
Wolseley PLC                               2,695        14,476
WPP Group PLC                              3,605        52,638
Zeneca Group PLC                           8,383       391,311
                                                   ------------
                                                     8,958,701

TOTAL COMMON STOCKS
(Cost: $45,413,925)                                $45,397,123
                                                   ------------


                                         SHARES          VALUE
                                         ------          -----
PREFERRED STOCK - 0.87%
AUSTRALIA - 0.26%
News Corporation, Ltd.                    10,066   $    121,393
                                                   ------------

AUSTRIA - 0.00%
Bau Holdings AG-Vorzugsaktien                  8           327
                                                   ------------

FRANCE - 0.01%
Casino Guich Perrachon SA                     82         5,038
                                                   ------------

GERMANY - 0.60%
Munchener
  Ruckversicherungs-Gesellschaft
  AG                                         850       266,982
Rheinmetall AG                               100           931
Volkswagen AG                                500        11,719
                                                   ------------
                                                       279,632

TOTAL PREFERRED STOCK
(Cost: $379,579)                                   $    406,390
                                                   ------------


                                      PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
RIGHTS *- 0.00%
GERMANY - 0.00%
Holsten Brauerei*                             50       $    48
                                                       -------

NORWAY - 0.00%
Kvaerner A*                                  200           112
Kvaerner B*                                   51            18
                                                       -------
                                                           130

SWEDEN - 0.00%
Volvo AB*                                  1,400         1,222
                                                       -------

TOTAL RIGHTS
(Cost: $0)                                             $ 1,400
                                                       -------


U.S. TREASURY OBLIGATIONS - 0.87%
United States Treasury Bills
  5.615% due 09/21/2000                  100,000       $98,721
                                                       -------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $98,721)                                        $98,721
                                                       -------


                                       PRINCIPAL
                                          AMOUNT         VALUE
                                          ------         -----
REPURCHASE AGREEMENTS - 2.17%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $1,020,540 on
07/03/2000, collateralized by
$820,000 U.S. Treasury Bonds,
8.75% due 05/15/2017 (valued at
$1,041,400, including interest).       $1,020,000  $ 1,020,000
                                                   ------------

TOTAL INVESTMENTS   (INTERNATIONAL INDEX
TRUST)  (Cost: $46,912,225)                        $46,923,634
                                                   ===========


THE TRUST HAD THE FOLLOWING FIVE TOP INDUSTRY CONCENTRATIONS AT JUNE 30, 2000 (AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENTS):

Banking                                   12.27%
Telecommunications Services                9.03%
Drugs & Health Care                        7.36%
Telephone                                  5.91%
Insurance                                  5.46%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


MID CAP INDEX TRUST


                                         SHARES          VALUE
                                         ------          -----
COMMON STOCKS - 86.28%
AEROSPACE - 0.18%
Litton Industries, Incorporated              700      $ 29,400
                                                      --------

AIR TRAVEL - 0.07%
Alaska Air Group *                           400        10,850
                                                      --------

APPAREL & TEXTILES - 1.32%
Cintas Corporation                         2,600        95,387
Jones Apparel Group, Incorporated *        2,000        47,000
Mohawk Industries, Incorporated              900        19,575
Shaw Industries, Incorporated              2,100        26,250
Unifi, Incorporated *                        900        11,138
Warnaco Group, Incorporated,
  Class A                                    900         6,975
Wellman, Incorporated                        500         8,094
                                                      --------
                                                       214,419

AUTO PARTS - 0.41%
Arvin Industries, Incorporated *             400         6,950
Borg-Warner Automotive,
  Incorporated                               400        14,050
Federal Mogul Corporation                  1,200        11,475
Meritor Automotive, Incorporated           1,000        11,000
Modine Manufacturing Company
Superior Industries                          500        13,500
  International, Incorporated                400        10,300
                                                      --------
                                                        67,275

AUTO SERVICES - 0.09%
Pennzoil-Quaker State Company              1,200        14,475
                                                      --------

AUTOMOBILES - 0.21%
Federal Signal Corporation                   700        11,550
Lear Corporation                           1,100        22,000
                                                      --------
                                                        33,550

BANKING - 4.58%
Associated Banc-Corp                       1,100        23,994
Astoria Financial Corporation                900        23,175
CCB Financial Corporation *                  600        22,200
Charter One Financial, Incorporated        3,300        75,900
City National Corporation                    800        27,800
Dime Bancorp, Incorporated                 1,800        28,350
First Security Corporation                 3,000        40,687
First Tennessee National Corporation       2,100        34,781
First Virginia Banks, Incorporated           800        27,850
FirstMerit Corporation                     1,400        29,925
Greenpoint Financial Corporation           1,700        31,875
Hibernia Corporation, Class A              2,500        27,188
Keystone Financial, Incorporated             800        17,000
Marshall & Ilsley Corporation              1,700        70,550
Mercantile Bankshares Corporation          1,100        32,794
National Commerce Bancorp                  1,700        27,306
North Fork Bancorporation,
  Incorporated                             2,700        40,837
Pacific Century Financial Corporation      1,300        19,013
Provident Financial Group,
  Incorporated                               800        19,050
Sovereign Bancorp, Incorporated            3,400        23,906
Westamerica Bancorporation                   600        15,675
Wilmington Trust Corporation                 500        21,375
Zions BanCorporation                       1,400        64,247
                                                      --------
                                                       745,478

BROADCASTING - 2.45%
A.H. Belo Corporation, Series A            1,900        32,894
Chris Craft Industries, Incorporated *       600        39,637
Hispanic Broadcasting Corporation *        1,800        59,625
Powerwave Technologies,
  Incorporated *                             900        39,600
Univision Communications,
  Incorporated, Class A *                  1,600       165,600
Westwood One, Incorporated                 1,800        61,425
                                                      --------
                                                       398,781

BUILDING MATERIALS & CONSTRUCTION -
0.20%
Harsco Corporation                           600        15,300
R.P.M., Incorporated                       1,700        17,213
                                                      --------
                                                        32,513

BUSINESS SERVICES - 6.64%
ACNielson Corporation *                      900        19,800
Acxiom Corporation *                       1,400        38,150
Apollo Group, Incorporated, Class A *      1,200        33,600
Banta Corporation                            400         7,575
Checkfree Holdings Corporation *             900        46,406
Comdisco, Incorporated                     2,400        53,550
Concord EFS, Incorporated *                3,200        83,200
Convergys Corporation *                    2,400       124,500
DeVry, Incorporated *                      1,100        29,081
Express Scripts,
  Incorporated, Class A *                    600        37,275
Fiserv, Incorporated *                     2,000        86,500
Gartner Group, Incorporated,
  Class B *                                1,400        13,825
GTECH Holdings Corporation *                 600        13,612
Harte Hanks Communications                 1,100        27,500
Jacobs Engineering Group,
  Incorporated *                             400        13,075
Kelly Services, Incorporated,
  Class A                                    600        13,875
Legato Systems, Incorporated               1,400        21,175
Manpower, Incorporated                     1,200        38,400
Modis Professional Services,
  Incorporated *                           1,500        13,313
Navigant Consulting Company *                700         2,975
NVIDIA Corporation *                       1,000        63,562
Ogden Corporation *                          800         7,200
Robert Half International,
  Incorporated *                           2,800        79,800
Rollins, Incorporated                        500         7,438
Sothebys Holdings, Incorporated              900        15,750
SunGuard Data Systems,
  Incorporated *                           2,000        62,000
Sykes Enterprises,
   Incorporated *                            700         9,013
The Titan Corporation *                      800        35,800
Valassis Communications,
  Incorporated *                             900        34,312
Viad Corporation                           1,500        40,875


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BUSINESS SERVIES - CONTINUED
Wallace Computer Series,
  Incorporated                               700    $    6,913
                                                    ----------
                                                     1,080,050

CHEMICALS - 2.50%
Airgas, Incorporated *                     1,100         6,256
Albemarle Corporation                        700        13,825
Cabot Corporation                          1,100        29,975
Crompton Corporation                       1,900        23,275
Cytec Industries, Incorporated *             700        17,281
Dexter Corporation                           400        19,200
Ethyl Corporation                          1,300         3,250
Ferro Corporation                            600        12,600
Georgia Gulf Corporation                     500        10,406
H.B. Fuller Company                          200         9,113
IMC Global, Incorporated                   1,800        23,400
Lubrizol Corporation                         900        18,900
Lyondell Chemical Company                  1,900        31,825
M.A. Hanna Company                           800         7,200
Minerals Technologies, Incorporated          300        13,800
Olin Corporation                             700        11,550
Schulman, Incorporated                       500         6,031
Solutia, Incorporated                      1,800        24,750
Waters Corporation                         1,000       124,813
                                                    ----------
                                                       407,450

COMPUTERS & BUSINESS EQUIPMENT - 3.54%
Affiliated Computer Services,
  Incorporated, Class A *                    800        26,450
CSG Systems International,
  Incorporated *                             800        44,850
DST Systems, Incorporated *                1,000        76,125
L 3 Communications Holding
  Corporation *                              500        28,531
Quantum Corporation *                      2,500        24,219
Sanmina Corporation *                      2,000       171,000
Storage Technology Corporation *           1,600        17,500
Structural Dynamics Research
  Corporation *                              600         9,037
Sybase, Incorporated *                     1,300        29,900
Symbol Technologies, Incorporated          2,100       113,400
Tech Data Corporation *                      800        34,850
                                                    ----------
                                                       575,862

CONSTRUCTION MATERIALS - 1.33%
Diebold, Incorporated                      1,100        30,662
Donaldson, Incorporated                      700        13,825
Fastenal Company                             600        30,375
Granite Construction, Incorporated           400         9,800
Martin Marietta Matls, Incorporated          700        28,306
Nordson Corporation                          300        15,188
Precision Castparts                          400        18,100
  Corporation
Southdown, Incorporated                      600        34,650
Trinity Industries, Incorporated             600        11,100
USG Corporation                              800        24,300
                                                    ----------
                                                       216,306

CONTAINERS & GLASS - 0.35%
Longview Fibre Company                       800         8,850
Mark IV Industries, Incorporated             700        14,613
Sonoco Products Company                    1,600        32,900
                                                    ----------
                                                        56,363

CRUDE PETROLEUM & NATURAL GAS - 0.99%
Devon Energy Corporation                   1,400        78,662
Helmerich & Payne, Incorporated              800        29,900
Pioneer Natural Resources Company *        1,600        20,400
Santa Fe Snyder Corporation *              2,800        31,850
                                                    ----------
                                                       160,812

DOMESTIC OIL - 0.85%
Murphy Oil Corporation                       700        41,606
Noble Affiliates, Incorporated               900        33,525
Ultramar Diamond Shamrock
  Corporation                              1,400        34,738
Valero Energy Corporation                    900        28,575
                                                    ----------
                                                       138,444

DRUGS & HEALTH CARE - 10.22%
Acuson Corporation *                         400         5,400
Apria Healthcare Group,
  Incorporated *                             800         9,800
Beckman Coulter, Incorporated                500        29,187
Bergen Brunswig Corporation,
  Class A                                  2,100        11,550
Beverly Enterprises, Incorporated *        1,600         4,500
Carter Wallace, Incorporated                 700        14,088
Chiron Corporation *                       2,800       133,000
Covance, Incorporated *                      900         7,931
Dentsply International, Incorporated         800        24,650
Edwards Lifesciences Corporation *           900        17,213
First Health Group Corporation *             800        26,250
Forest Laboratories, Incorporated *        1,400       141,400
Genzyme Corporation *                      1,300        77,269
Gilead Sciences, Incorporated *              700        49,787
Health Management
  Association, Class A                     3,800        49,637
Hillenbrand Industries, Incorporated       1,000        31,312
ICN Pharmaceuticals, Incorporated          1,300        36,156
IDEC Pharmaceuticals Corporation *           800        93,850
INCYTE Pharmacuticals,
  Incorporated *                             500        41,094
Ivax Corporation *                         2,500       103,750
Lincare Holdings, Incorporated               900        22,163
Millennium Pharmaceuticals,
  Incorporated                             1,400       156,625
Minimed, Incorporated                        500        59,000
Mylan Labs, Incorporated                   2,100        38,325
Omnicare, Incorporated                     1,500        13,594
Oxford Health Plans, Incorporated *        1,300        30,956
Pacificare Health Systems *                  700        42,131
Perrigo Company *                          1,200         7,575
PSS World Med, Incorporated *              1,100         7,391
Quorum Health Group, Incorporated *        1,100        11,344
Sepracor, Incorporated *                   1,100       132,687
STERIS Corporation *                       1,100         9,763
Stryker Corporation                        3,000       131,250
Sybron International Corporation *         1,700        33,681
Trigon Healthcare, Incorporated *            600        30,937
VISX, Incorporated                         1,000        28,063
                                                    ----------
                                                     1,663,309
EDUCATIONAL SERVICES - 0.07%
Sylvan Learning Systems,
  Incorporated *                             800        11,000
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
ELECTRICAL EQUIPMENT - 2.37%
American Power Conversion
  Corporation *                            3,000    $  122,437
AMETEK, Incorporated                         500         8,750
Hubbell, Incorporated, Class B             1,000        25,500
Sawtek, Incorporated *                       700        40,294
SCI Systems, Incorporated *                2,300        90,131
Sensormatic Electrics Corporation  *       1,200        18,975
Vishay Intertechnology, Incorporated       2,100        79,669
                                                    ----------
                                                       385,756

ELECTRIC UTILITIES - 6.40%
Allegheny Energy, Incorporated             1,800        49,275
Alliant Corporation                        1,300        33,800
Black Hills Corporation                      300         6,769
Calpine Corporation *                      2,000       131,500
Cleco Corporation                            400        13,400
Conectiv, Incorporated                     1,500        23,344
DPL, Incorporated                          2,100        46,069
DQE, Incorporated                          1,200        47,400
Dynegy, Incorporated, Class A              2,200       150,287
Energy East Corporation                    2,000        38,125
Hawaiian Electric Industries,
  Incorporated                               500        16,406
Idacorp, Incorporated                        600        19,350
IPALCO Enterprises                         1,400        28,175
Kansas City Power & Light Company          1,000        22,500
LG & E Energy Corporation                  2,100        50,137
Minnesota Power & Light Company            1,200        20,775
Montana Power Company                      1,800        63,562
Northeast Utilities                        2,300        50,025
NSTAR                                      1,000        40,688
OGE Energy Corporation                     1,200        22,200
Potomac Electric Power Company             1,900        47,500
Public Service Company                       700        10,806
Puget Sound Energy, Incorporated           1,400        29,838
TECO Energy, Incorporated                  2,100        42,131
Wisconsin Energy Corporation               1,900        37,644
                                                    ----------
                                                     1,041,706

ELECTRONICS - 3.83%
Arrow Electronics,                         1,500        46,500
  Incorporated *
Atmel Corporation *                        3,400       125,375
Avnet, Incorporated                          700        41,475
Burr-Brown Corporation *                     900        78,019
Cambridge Technology
  Partners, Incorporated *                 1,000         8,719
CMP Group, Incorporated                      500        14,656
Harris Corporation                         1,100        36,025
Jabil Circuit, Incorporated *              2,700       133,987
Microchip Technology, Incorporated         1,200        69,919
Sequa Corporation, Class A *                 200         7,638
Synopsys, Incorporated *                   1,100        38,019
Teleflex, Incorporated                       600        22,237
                                                    ----------
                                                       622,569

FINANCIAL SERVICES - 2.48%
A.G. Edwards, Incorporated                 1,400        54,600
Compass Bancshares, Incorporated           1,800        30,713
ETrade Group, Incorporated *               4,500        74,250
FINOVA Group, Incorporated                 1,000        13,000
Investment Technology Group *                500        21,281
Legg Mason, Incorporated                     900        45,000
NCO Group, Incorporated                      400         9,250

                                         SHARES          VALUE
                                         ------          -----
FINANCIAL SERVICES - CONTINUED
NOVA Corporation *                         1,200    $   33,525
ReliaStar Financial                        1,400        73,412
  Corporation
TCF Financial Corporation                  1,300        33,394
Webster Financial Corporation                700        15,531
                                                    ----------
                                                       403,956

FOOD & BEVERAGES - 1.91%
Bob Evans Farms, Incorporated                600         8,963
Dean Foods Company                           600        19,012
Dole Food, Incorporated                      900        14,738
Dreyers Grand Ice Cream,
  Incorporated                               400         8,400
Flowers Industries,                        1,600        31,900
  Incorporated
Hormel Foods Corporation                   2,300        38,669
IBP, Incorporated                          1,700        26,244
Interstate Bakeries                        1,100        15,400
  Corporation
J.M. Smucker Company, Class A                500         9,625
Lance, Incorporated                          500         4,500
McCormick & Company, Incorporated          1,100        35,750
Suiza Foods Corporation *                    500        24,437
Tyson Foods, Incorporated, Class A         3,500        30,625
Universal Foods Corporation                  800        14,800
Whitman Corporation                        2,300        28,462
                                                    ----------
                                                       311,525

FOREST PRODUCTS - 0.30%
Georgia-Pacific Corporation
  (Timber Group)                           1,300        28,113
Rayonier, Incorporated                       400        14,350
Wausau-Mosinee Paper Corporation             800         6,850
                                                    ----------
                                                        49,313

FUNERAL SERVICES - 0.04%
Stewart Enterprises,
  Incorporated, Class A                    1,700         6,003
                                                    ----------

FURNITURE & FIXTURES - 0.07%
Furniture Brands
  International, Incorporated  *             800        12,100
                                                      ----------

GAS & PIPELINE UTILITIES - 2.82%
AGL Resources, Incorporated                  900        14,344
American Water Works Company,
  Incorporated                             1,500        37,500
Keyspan Corporation                        2,100        64,575
Kinder Morgan, Incorporated                1,800        62,212
MCN Energy Group, Incorporated             1,400        29,925
National Fuel Gas Company                    600        29,250
NiSource, Incorporated                     2,000        37,250
Ocean Energy, Incorporated *               2,600        36,887
Questar Corporation                        1,300        25,188
Scana Corporation                          1,700        41,012
Sierra Pacific Resources                   1,300        16,331
Utilicorp United, Incorporated             1,500        29,813
Vectren Corporation                        1,000        17,250
Washington Gas Light Company                 700        16,844
                                                    ----------
                                                       458,381

HOMEBUILDERS - 0.11%
Clayton Homes, Incorporated                2,200        17,600
                                                    ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
HOTELS & RESTAURANTS - 0.81%
Brinker International,                     1,000    $   29,250
  Incorporated *
Buffets, Incorporated *                      700         8,881
CBRL Group, Incorporated                     900        13,219
Lone Star Steakhouse & Saloon                500         5,062
Mandalay Resort Group                      1,400        28,000
Outback Steakhouse, Incorporated           1,200        35,100
Papa Johns International, Incorporated *     500        12,250
                                                    ----------
                                                       131,762

HOUSEHOLD APPLIANCES - 0.63%
American Standard Companies,
  Incorporated *                           1,100        45,100
Blyth Industries,                            800        23,600
  Incorporated *
HON Industries, Incorporated               1,000        23,500
Westpoint Stevens, Incorporated              900        10,013
                                                    ----------
                                                       102,213

HOUSEHOLD PRODUCTS - 0.42%
Church & Dwight, Incorporated                600        10,800
Dial Corporation                           1,700        17,637
Energizer Holdings,                        1,600        29,200
  Incorporated *
Lancaster Colony Corporation                 600        11,513
                                                    ----------
                                                        69,150

INDUSTRIAL MACHINERY - 1.60%
AGCO Corporation                           1,000        12,250
Albany International
  Corporation, Class A *                     500         7,250
Allmerica Financial Corporation              900        47,137
Flowserve Corporation *                      600         9,038
Grant Pride, Incorporated *                1,700        42,500
Kaydon Corporation                           500        10,500
Kennameta, Incorporated                      500        10,719
Pentair, Incorporated                        800        28,400
SPX Corporation *                            500        60,469
Stewart & Stevenson Services,
  Incorporated                               400         6,025
Tecumseh Products Company,
  Class A                                    300        11,456
York International Corporation               600        15,150
                                                    ----------
                                                       260,894

INSURANCE - 1.82%
Ambac Financial Group,
  Incorporated                             1,100        60,294
American Financial Group,
  Incorporated                               900        22,331
Everest Reinsurance Group, Ltd.              800        26,300
Foundation Health System, Incorporated *   2,000        26,000
Horace Mann Educators Corporation            700        10,500
HSB Group, Incorporated                      500        15,563
Ohio Casualty Corporation                  1,000        10,625
Old Republic International
  Corporation                              2,000        33,000
PMI Group, Incorporated                      700        33,250
Protective Life Corporation                1,000        26,625
Unitrin, Incorporated                      1,100        32,312
                                                    ----------
                                                       296,800

INTERNATIONAL OIL - 0.66%
Nabors Industries, Incorporated            2,200        91,437

                                         SHARES          VALUE
                                         ------          -----
INTERNATIONAL OIL - 0.66%
Varco International, Incorporated *          712       $16,554
                                                    ----------
                                                       107,991

INTERNET CONTENT, SOFTWARE &
     INFRASTRUCTURE - 0.48%
Macromedia, Incorporated                     800        77,350
                                                    ----------

LEISURE TIME - 1.06%
Callaway Golf Company                      1,200        19,575
International Game Technology  *           1,200        31,800
International Speedway
  Corporation, Class B                       800        33,100
Park Place Entertainment
  Corporation *                            4,800        58,500
Premier Parks, Incorporated *              1,300        29,575
                                                    ----------
                                                       172,550

MINING - 0.09%
Cleveland-Cliffs, Incorporated               200         5,162
UCAR International, Incorporated *           700         9,144
                                                    ----------
                                                        14,306

NEWSPAPERS - 0.69%
Lee Enterprises, Incorporated                700        16,319
Washington Post Company                      200        95,600
                                                    ----------
                                                       111,919

OFFICE FURNISHINGS & SUPPLIES - 0.43%
Miller Herman, Incorporated                1,300        33,638
Office Max, Incorporated *                 1,800         9,000
Reynolds & Reynolds Company, Class A       1,200        21,900
Standard Register                            400         5,700
                                                    ----------
                                                        70,238

PAPER - 0.65%
Bowater, Incorporated                        800        35,300
Chesapeake Corporation                       300         8,888
Consolidated Papers, Incorporated          1,500        54,844
P.H. Glatfelter Company                      700         7,131
                                                    ----------
                                                       106,163

PETROLEUM SERVICES - 3.15%
BJ Services Company *                      1,200        75,000
ENSCO International, Incorporated          2,200        78,788
Global Marine, Incorporated *              2,700        76,106
Hanover Compressor Company                 1,000        38,000
Noble Drilling Corporation *               2,100        86,494
Smith International, Incorporated *          800        58,250
Tidewater, Incorporated                      900        32,400
Weatherford International, Incorporated    1,700        67,681
                                                    ----------
                                                       512,719

PUBLISHING - 0.79%
Houghton Mifflin Company                     500        23,344
Media General, Incorporated,
  Class A                                    400        19,425
Readers Digest Association,
  Incorporated, Class A                    1,700        67,575
Scholastic Corporation,
  Series 1202, Class D *                     300        18,337
                                                    ----------
                                                       128,681

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
RAILROADS & EQUIPMENT - 0.32%
Arnold Industries, Incorporated              400        $4,825
GATX Corporation                             800        27,200
J.B. Hunt Transport Services,
  Incorporated                               600         9,263
Wisconsin Central
  Transportation Corporation                 800        10,400
                                                   -----------
                                                        51,688

RETAIL GROCERY - 1.02%
Hannaford Brothers Company                   700        50,312
Ruddick Corporation                          700         8,269
Starbucks Corporation *                    2,800       106,925
                                                    ----------
                                                       165,506

RETAIL TRADE - 3.36%
Abercrombie & Fitch Company,
  Class A *                                1,600        19,500
American Eagle Outfitters,
  Incorporated *                             700         9,800
Barnes & Noble, Incorporated *             1,100        24,475
BJ's Wholesale Club, Incorporated  *       1,200        39,600
Borders Group, Incorporated *              1,200        18,675
CDW Computer Centers, Incorporated *       1,400        87,500
Claire's Stores, Incorporated                800        15,400
Dollar Tree Stores, Incorporated *         1,500        59,344
Family Dollar Stores, Incorporated         2,700        52,819
Lands' End, Incorporated *                   500        16,687
Neiman Marcus Group, Class A *               800        24,150
Payless ShoeSource, Incorporated *           400        20,500
Ross Stores, Incorporated                  1,400        23,887
Saks, Incorporated *                       2,300        24,150
Tiffany & Company                          1,200        81,000
Williams Sonoma, Incorporated                900        29,194
                                                    ----------
                                                       546,681

SEMICONDUCTORS - 4.42%
Cirrus Logic, Incorporated *               1,100        17,600
Cypress Semiconductor Corporation *        1,700        71,825
Integrated Device Technology *             1,500        89,812
Micrel, Incorporated                       1,400        60,812
Novellus Systems, Incorporated *           2,000       113,125
QLogic Corporation *                       1,200        79,275
Transwitch Corporation *                     600        46,313
Triquint Semiconductor, Incorporated *       600        57,413
Vitesse Semiconductor Corporation          2,500       183,906
                                                    ----------
                                                       720,081

SHIPBUILDING - 0.11%
Newport News Shipbuilding, Incorporated      500        18,375
                                                    ----------

SOFTWARE - 4.01%
Cadence Design Systems,
  Incorporated *                           3,800        77,425
Electronic Arts *                          1,000        72,937
Imation Corporation *                        600        17,625
Informix Corporation *                     4,200        31,237
Intuit, Incorporated *                     3,000       124,125
Keane, Incorporated *                      1,100        23,788
Marchfirst, Incorporated                   2,400        43,800
Mentor Graphics Corporation                1,000       $19,875
Networks Associates, Incorporated*         2,200        44,825

                                         SHARES         $VALUE
                                         ------         ------
SOFTWARE - CONTINUED
Policy Management Systems
  Corporation *                              600         9,225
Rational Software Corporation *            1,400       130,112
Symantec Corporation *                       900        48,544
Transaction Systems
  Architects, Incorporated,                  500         8,563
  Class A *                                        -----------
                                                       652,081

STEEL - 0.17%
Alaska Steel Holding                       1,800        14,400
  Corporation
Carpenter Technology
  Corporation                                400         8,450
Ryerson Tull, Incorporated                   400         4,150
                                                   -----------
                                                        27,000

TELECOMMUNICATIONS SERVICES - 1.33%
ADTRAN, Incorporated *                       600        35,925
ANTEC Corporation *                          600        24,938
Broadwing, Incorporated *                  3,400        88,187
Comsat Corporation, Series 1                 800        19,750
Polycom, Incorporated *                      500        47,047
                                                   -----------
                                                       215,847

TELEPHONE - 0.62%
Telephone & Data Systems, Incorporated     1,000       100,250
                                                   -----------

TIRES & RUBBER - 0.20%
Bandag, Incorporated                         400         9,700
Carlisle Companies,                          500        22,500
  Incorporated                                     -----------
                                                        32,200

TOBACCO - 0.37%
R.J. Reynolds Tobacco
  Holdings, Incorporated                   1,800        50,287
Universal Corporation                        500        10,563
                                                   -----------
                                                        60,850

TRANSPORTATION - 0.29%
C. H. Robinson Worldwide                     700        34,650
Overseas Shipholding Group,
  Incorporated                               500        12,313
                                                   -----------
                                                        46,963

TRUCKING & FREIGHT - 0.45%
Airbourne Freight Corporation                800        15,150
Alexander & Baldwin, Incorporated            700        15,444
CNF Transportation,                          800        18,200
  Incorporated
Pittston Brinks Group                        800        10,950
Swift Transportation, Incorporated *       1,000        14,000
                                                   -----------
                                                        73,744

TOTAL COMMON STOCKS
(Cost: $14,193,966)                                $14,039,248
                                                   -----------


U.S. TREASURY OBLIGATIONS - 0.61%
United States Treasury Bills
   5.50% due 09/07/2000 ****             100,000       $98,951
                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $98,951)                                        $98,951
                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT     VALUE
                                          ------     -----
SHORT TERM INVESTMENTS - 0.30%
United States Treasury Bills
  5.74% due 08/31/2000 ****            $   50,000  $    49,514
                                                   -----------

REPURCHASE AGREEMENTS - 12.81%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $2,085,102.80 on
07/03/2000, collateralized by
$1,675,000 U.S. Treasury Bonds,
8.75% due 05/15/2017 (valued at
$2,127,250, including interest)        $2,084,000  $ 2,084,000
                                                   -----------

TOTAL INVESTMENTS (MID CAP
INDEX TRUST)
(Cost: $16,426,431)                                $16,271,713
                                                   ===========

TOTAL STOCK MARKET INDEX TRUST

                                         SHARES          VALUE
                                         ------          -----
COMMON STOCKS - 92.12%
ADVERTISING - 0.00%
HA-LO Industries, Incorporated               200        $1,125
Ventiv Health, Incorporated                  100         1,113
                                                   -----------
                                                         2,238

AEROSPACE - 0.81%
AAR Corporation                              100         1,200
Aeroflex, Incorporated *                     100         4,969
BE Aerospace, Incorporated *                 100           688
Boeing Company                             2,300        96,169
GenCorp, Incorporated                        100           800
General Dynamics Corporation                 500        26,125
Honeywell International,
  Incorporated                             2,100        70,744
Ladish, Incorporated *                       100           975
Litton Industries, Incorporated              100         4,200
  Lockheed Martin Corporation              1,100        27,294
Northrop Grumman Corporation                 200        13,250
Orbital Sciences Corporation                 100         1,219
Raytheon Company, Class B                    900        17,325
REMEC, Incorporated *                        100         4,187
Teledyne Technologies, Incorporated *        100         1,675
Textron, Incorporated                        400        21,725
TRW, Incorporated                            300        13,012
United Technologies Corporation            1,300        76,537
                                                   -----------
                                                       382,094

AGRICULTURE - 0.01%
Cadiz, Incorporated *                        100           800
Delta and Pine Land Company                  100         2,506
                                                   -----------
                                                         3,306

                                         SHARES          VALUE
                                         ------          -----
AIR FREIGHT - 0.06%
Fedex Corporation *                          800       $30,400
                                                   -----------

AIR TRAVEL - 0.21%
Airtran Holdings, Incorporated *             200           831
Alaska Air Group *                           100         2,713
America West Holding
  Corporation, Class B *                     100         1,713
AMR Corporation *                            400        10,575
Atlantic Coast Airlines
  Holdings, Incorporated *                   100         3,175
Atlas Air, Incorporated *                    100         3,587
Continental Airlines,
  Incorporated, Class B *                    100         4,700
Delta Air Lines, Incorporated                300        15,169
Frontier Airlines, Incorporated *            100         1,431
Galileo International, Incorporated          200         4,175
Mesa Air Group, Incorporated *               100           553
Mesaba Holdings, Incorporated                100           956
Northwest Airlines Corporation *             200         6,087
Skywest, Incorporated                        100         3,706
Southwest Airlines Company                 1,300        24,619
UAL Corporation                              100         5,819
US Airways Group, Incorporated *             200         7,800
                                                   -----------
                                                        97,609

ALUMINUM - 0.15%
Alcoa, Incorporated                        2,424        70,296
                                                   -----------

APPAREL & TEXTILES - 0.27%
Angelica Corporation                         100           800
Brown Shoe, Incorporated                     100         1,300
Burlington Industries,                       300           506
  Incorporated
Chemfab Corporation *                        100         1,187
Cintas Corporation                           500        18,344
Collins & Aikman Corporation *               200         1,038
Columbia Sportswear Company *                100         2,687
Cone Mills Corporation *                     200         1,237
FAB Industries, Incorporated                 100         1,063
G & K Services, Class A                      100         2,506
Goodys Family Clothing,
  Incorporated *                             100           550
Guess, Incorporated *                        100         1,400
Guilford Mills, Incorporated                 100           425
Interface, Incorporated, Class A             200           763
Jason, Incorporated *                        100           963
Jones Apparel Group, Incorporated *          300         7,050
Kellwood Company                             100         2,112
Liz Claiborne, Incorporated                  200         7,050
Mikasa, Incorporated                         100         1,100
Mohawk Industries, Incorporated              100         2,175
Nautica Enterprises, Incorporated *          100         1,069
NIKE, Incorporated, Class B                  700        27,869
Oneida, Ltd.                                 100         1,775
Oshkosh B'Gosh, Incorporated                 100         1,637
Oxford Industries, Incorporated              100         1,800
Pacific Sunwear of California *              100         1,875
Phillips Van Heusen Corporation              100           950
  Polo Ralph Lauren Corporation  *           100         1,425
Quiksilver, Incorporated *                   100         1,556
Reebok International, Ltd. *                 200         3,187
Russell Corporation                          100         2,000
Shaw Industries, Incorporated                400         5,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
APPAREL & TEXTILES  - CONTINUED
Stride Rite Corporation                      200        $1,225
Superior Uniform Group,
  Incorporated                               100           869
Timberland Company, Class A *                100         7,081
Unifi, Incorporated *                        200         2,475
V. F. Corporation                            300         7,144
Vans, Incorporated                           100         1,462
Warnaco Group, Incorporated, Class A         200         1,550
Wellman, Incorporated                        100         1,619
Wolverine World Wide, Incorporated           100           988
                                                   -----------
                                                       128,812

AUTO PARTS - 0.26%
Aftermarket Technology Corporation  *        100           850
American Axle & Manufacturing
  Holdings, Incorporated *                   100         1,419
Arvin Industries, Incorporated *             100         1,738
Autoliv, Incorporated                        300         7,219
Borg-Warner Automotive, Incorporated         100         3,512
Colonels International, Incorporated *       100           525
Copart, Incorporated *                       200         3,200
Dana Corporation                             400         8,475
Danaher Corporation                          400        19,775
Delphi Automotive Systems Corporation      1,500        21,844
Detroit Diesel Corporation                   100         1,475
Donnelly Corporation                         100         1,300
Eaton Corporation                            200        13,400
Exide Corporation                            100           800
Federal Mogul Corporation                    200         1,912
Gentex Corporation *                         200         5,025
Genuine Parts Company                        400         8,000
Hayes Lemmerz International, Incorporated *  100         1,206
Insurance Auto Auctions, Incorporated *      100         2,112
Mascotech, Incorporated                      100         1,081
Meritor Automotive, Incorporated             200         2,200
Modine Manufacturing Company                 100         2,700
Sauer, Incorporated                          100           988
Simpson Industries, Incorporated             100           753
Standard Motor Products,
  Incorporated, Class A                      100           850
Superior Industries
  International, Incorporated                100         2,575
TBC Corporation *                            100           463
Tower Automotive, Incorporated *             100         1,250
Visteon Corporation                          419         5,080
Wynns International, Incorporated            100         2,269
                                                   -----------
                                                       123,996

AUTO SERVICES - 0.05%
AutoNation, Incorporated *                 1,000         7,062
Avis Rental A Car, Incorporated *            100         1,875
Budget Group, Incorporated *                 200           825
Dollar Thrifty Automotive Group *            100         1,844
Midas, Incorporated                          100         2,000
Pennzoil-Quaker State Company                300         3,619
Sonic Automatic, Incorporated  *             100         1,069
United Rentals, Incorporated  *              200         3,425
                                                   -----------
                                                        21,719

                                         SHARES          VALUE
                                         ------          -----
AUTOMOBILES - 0.70%
Decoma International,
  Incorporated                               100          $756
Dura Automotive Systems,
  Incorporated *                             100         1,081
Federal Signal Corporation                   100         1,650
Ford Motor Company                         3,200       137,600
General Motors Corporation *               1,700        98,706
General Motors Corporation,
  Class H                                    400        35,100
Harley Davidson, Incorporated                800        30,800
Lear Corporation                             200         4,000
Miller Industries, Incorporated *            200           363
Monaco Coach Corporation                     100         1,363
O'Reilly Automotive, Incorporated            200         2,775
PACCAR, Incorporated                         200         7,937
Polaris Industries, Incorporated             100         3,200
Spartan Motors, Incorporated                 200           838
Tenneco Automotive, Incorporated             100           525
Wabash National Corporation                  100         1,194
Winnebago Industries, Incorporated           100         1,306
                                                   -----------
                                                       329,194

BANKING - 3.84%
1St Source Corporation                       100         1,569
ABC Bancorp                                  100           963
Alabama National Bancorporation              100         1,981
Ambanc Holding Company, Incorporated *       100         1,525
Ameriana Bancorp                             100           988
American National Bankshares,
  Incorporated                               100         1,375
AmSouth Bancorporation                     1,000        15,750
Area Bancshares Corporation                  100         2,231
Associated Banc-Corp                         220         4,799
Astoria Financial Corporation                100         2,575
Auburn National Bancorp                      100         1,200
Bancorp Connecticut, Incorporated            100         1,450
Bancorpsouth, Incorporated                   100         1,406
Bancwest Corporation                         200         3,287
Bank America Corporation                   4,500       193,500
Bank Corporation *                           100           663
Bank of New York, Incorporated             1,900        88,350
Bank One Corporation                       3,000        79,687
Bank United Corporation, Class A             100         3,519
Bankatlantic Bancorp,
  Incorporated                               200         1,175
Bankfirst Corporation                        100           825
Banknorth Group, Incorporated                482         7,381
BB&T Corporation                             900        21,487
Boston Private Financial
  Holdings, Incorporated                     100         1,006
Brenton Banks, Incorporated                  100         1,388
Bridge Bancorp, Incorporated                 100         1,625
California Center Bank *                     100         1,694
Camco Financial Corporation                  100           906
Camden National Corporation                  100         1,350
Capitol Bancorp, Ltd.                        100         1,138
Capitol Federal Financial                    200         2,212
Catskill Financial Corporation               100         2,187
Cavalry Bancorp, Incorporated                100         1,156
CCB Financial Corporation *                  100         3,700

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BANKING - CONTINUED
Cenit Bankcorp                               100        $1,188
Centennial Bancorp *                         100           869
Center Bancorp, Incorporated                 100         2,175
Centura Banks, Incorporated *                100         3,394
Century South Bank, Incorporated             100         1,937
Charter One Financial, Incorporated          600        13,800
Chase Manhattan Corporation                3,300       152,006
Chemung Financial Corporation                100         1,962
Chester Valley Bancorp, Incorporated         100         1,700
Chittenden Corporation                       100         2,444
Citizens Banking Corporation                 100         1,623
City Holding Company                         100           588
City National Corporation                    100         3,475
Civic Bancorp *                              100         1,437
CNB Financial Corporation/ NY                100         1,050
CNB Financial Corporation/PA                 100         1,800
CNY Financial Corporation *                  100         1,850
Coastal Financial Corporation                100           975
Colonial Bancgroup, Incorporated             300         2,887
Colorado Business Bankshares,
  Incorporated                               100         1,338
Columbia Bancorp                             100           900
Comerica, Incorporated                       400        17,950
Commerce Bancorp, Incorporated               100         4,600
Commerce Bancshares, Incorporated            100         2,975
Commercial Bank of New York                  100         1,175
Commercial Bankshares,
  Incorporated                               100         1,775
Commercial Federal Corporation               200         3,112
Community Bancshares,
  Incorporated                               100         1,800
Community First Bankshares,
  Incorporated                               100         1,631
Community Savings Bankshares,
  Incorporated                               100         1,138
Cortland Bancorp                             100         1,562
Cullen Frost Bankers, Incorporated           100         2,631
CVB Financial Corporation                    100         1,581
Dime Bancorp, Incorporated                   300         4,725
Dime Community Bancorp,
  Incorporated                               100         1,625
Doral Financial Corporation                  100         1,144
Drovers Bancshares Corporation               105         1,614
East West Bancorp, Incorporated              100         1,437
EFC Bancorp, Incorporated                    100           938
Enstar Group, Incorporated *                 100         1,475
Evertrust Financial Group, Incorporated      100         1,019
F & M Bancorp                                100         1,975
F & M National Corporation                   100         2,100
Farmers National Banc Corporation            100           988
FFY Financial Corporation                    100         1,100
Fidelity Bankshares, Incorporated            100         1,537
Fifth Third Bancorp                          800        50,600
Financial Institutions, Incorporated         100         1,400
First Bancorp North Carolina                 100         1,388
First Bancshares Texas,
  Incorporated *                             100         1,225
First Bell Bancorp, Incorporated             100         1,525
First Chester County Corporation             100         1,363
First Commonwealth Financial
  Corporation Pennsylvania                   200         1,812

                                         SHARES          VALUE
                                         ------          -----
BANKING - CONTINUED
First Defiance Financial Corporation         100          $806
First Federal Financial
  Corporation Of Kentucky                    100         1,900
First Financial Bancorp                      100         1,969
First Liberty Bank Corporation               100         1,125
First Midwest Bancorp, Incorporated          100         2,325
First Niagara Financial
  Group, Incorporated                        100           938
First Northern Capital Corporation           100         1,338
First Oak Brook Bancshares, Incorporated     100         1,363
First Savings Bancorp                        100         1,625
First Security Corporation                   500         6,781
First Securityfed Financial, Incorporated    100         1,288
First Sentinel Bancorp, Incorporated         200         1,644
First Tennessee National Corporation         300         4,969
First Union Corporation                    2,600        64,512
First United Bancshares, Incorporated        100         1,519
First United Corporation                     100         1,088
First Virginia Banks, Incorporated           100         3,481
First Washington Bancorp, Incorporated       100         1,394
Firstar Corporation                        2,600        54,762
Firstbank Corporation                        100         1,987
Firstfed America Bancorp,
  Incorporated                               100         1,156
FirstMerit Corporation                       200         4,275
FirstSpartan Financial Corporation           100         1,725
Flag Financial Corporation                   200           888
FleetBoston Financial Corporation          2,400        81,600
FMS Financial Corporation                    100           738
FNB Financial Services Corporation           100         1,300
Foothill Independent Bancorp                 100           925
FPB Financial Corporation                    100         1,088
Gaston Federal Bancorp                       100         1,019
Georgia Financial, Incorporated              100         1,200
 Glacier Bancorp, Incorporated               110         1,451
Gold Banc Corporation, Incorporated          200         1,000
Golden State Bancorp, Incorporated           300         5,400
Golden West Financial Corporation            400        16,325
Granite State Bankshares,
  Incorporated                               100         1,512
Greenpoint Financial Corporation             300         5,625
Guaranty Federal Bancshares,
  Incorporated                               100         1,013
Hanmi Financial Corporation                  100         1,369
Hanover Bancorp, Incorporated                100         1,650
Harris Financial, Incorporated               200         1,238
Heritage Bancorp, Incorporated               100         1,700
Heritage Financial
  Corporation Washington                     100           869
HF Financial Corporation                     100           900
Hibernia Corporation, Class A                400         4,350
Home Federal Bancorp                         100         1,650
Horizon Financial Corporation                200         1,800
Hudson City Bancorp, Incorporated            300         5,119
Hudson United Bancorp                        100         2,244
Humboldt Bancorp *                           100         1,150
Huntington Bancshares, Incorporated          600         9,487
Iberiabank Corporation                       100         1,537

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BANKING - CONTINUED
Imperial Bancorp *                           100        $1,562
Independence Community Bank
  Corporation                                200         2,650
Independent Bank Corporation
  of Massachusetts                           100         1,131
Independent Bank Corporation
  of Michigan                                100         1,356
Indiana United Bancorp                       100         1,600
Integra Bank Corporation                     100         1,700
Irwin Financial Corporation                  100         1,444
James River Bankshares,
  Incorporated                               100         1,100
Jefferson Svgs Bancorp,
  Incorporated                               100         1,094
KeyCorp                                    1,200        21,150
Keystone Financial, Incorporated             100         2,125
Klamath First Bancorp, Incorporated          100         1,173
Lafayette Bancorporation                     100         1,462
Lakeland Bancorp, Incorporated               100         1,150
Lakeland Financial Corporation               100         1,150
Lincoln Bancorp                              100         1,000
LNB Bancorp, Incorporated                    102         2,104
Main Street Bancorp, Incorporated            100           888
Marshall & Ilsley Corporation                300        12,450
MBNA Corporation                           2,100        56,962
Mellon Financial Corporation               1,300        47,369
Mercantile Bankshares Corporation            200         5,962
Merchants Bancshares, Incorporated           100         1,950
Metrowest Bkmass                             200         1,100
NASB Financial, Incorporated                 100         1,125
National Bancorp Alaska,
  Incorporated                               100         3,587
National City Corporation                  1,600        27,300
National Commerce Bancorp                    300         4,819
National Penn Bancshares,
  Incorporated                               100         2,062
Net.B@nk, Incorporated *                     100         1,244
North Fork Bancorporation,
  Incorporated                               400         6,050
Northern Trust Corporation                   600        39,037
Northwest Bancorp, Incorporated              200         1,375
Oak Hill Financial, Incorporated             100         1,400
Ocwen Financial Corporation *                200         1,113
Old Kent Financial Corporation               315         8,426
Old National Bancorp                         100         2,931
One Valley Bancorp West
  Virginia, Incorporated                     100         3,125
PAB Bankshares, Incorporated                 100         1,038
Pacific Capital Bancorp                      100         2,506
Pacific Century Financial Corporation        200         2,925
Patriot Bank Corporation                     100           694
People's Bank Corporation                    100         1,837
Permanent Bancorp, Incorporated              100         2,000
PNC Bank Corporation                         700        32,812
Popular, Incorporated                        300         5,719
Premier National Bancorp,
  Incorporated                               100         1,300
Progress Financial Corporation               100         1,238
Prosperity Bancshares, Incorporated          100         1,612
Provident Bancorp, Incorporated              100         1,500
Provident Bankshares Corporation             100         1,350
Provident Financial Group,
  Incorporated                               100         2,381

                                         SHARES          VALUE
                                         ------          -----
BANKING - CONTINUED
Providian Financial                          400       $36,000
  Corporation
Quaker City Bancorp, Incorporated *          100         1,537
Republic Bancorp, Incorporated               200         1,787
Republic Bancshares, Incorporated *          100         1,200
Republic Security Financial
  Corporation                                200         1,000
Riggs National Corporation                   100         1,263
Roslyn Bancorp, Incorporated                 200         3,322
Royal Bancshares
  Pennsylvania, Incorporated                 100         1,675
S & T Bancorp, Incorporated                  100         1,825
Savannah Bancorp, Incorporated               100         1,925
Scripps Financial Corporation                100         2,037
Shoreline Financial Corporation              105         1,247
Silicon Valley Bancshares *                  200         8,525
Sky Financial Group, Incorporated            200         3,187
SNB Bancshares, Incorporated                 100         1,500
South Alabama Bancorp,
  Incorporated                               100         1,013
South Financial Group, Incorporated          100         1,450
South Jersey Financial
  Corporation, Incorporated                  100         1,959
SouthBanc Shares, Incorporated               100         1,600
Southside Bancshares Corporation             100           744
Southtrust Corporation                       400         9,050
Southwest Bancorporation of
  Texas, Incorporated *                      100         2,075
Sovereign Bancorp,                           500         3,516
State Bancorp, Incorporated                  108         1,364
State Financial Services Corporation         100           956
State Street Corporation                     400        42,425
Summit Bancorp                               400         9,850
Summit Bankshares, Incorporated              100         1,725
SunTrust Banks, Incorporated                 800        36,550
Superior Financial Corporation *             100         1,019
Susquehanna Bancshares,
  Incorporated                               100         1,425
Synovus Financial Corporation                700        12,337
Trico Bancshares                             100         1,650
Troy Financial Corporation                   100           988
Trustco Bank Corporation of
  New York                                   200         2,500
Trustmark Corporation                        200         3,487
U.S. Bancorp                               2,000        38,500
U.S.B. Holding, Incorporated                 100         1,413
Union Bankshares Corporation                 100         1,063
Union Planters Corporation                   300         8,381
UnionBanCal Corporation                      400         7,425
Unionbancorp, Incorporated                   100         1,100
United Bankshares, Incorporated              100         1,819
United Community Financial
  Corporation                                200         1,331
United National Bancorp                      100         1,837
United Security Bancorporation               100           963
Valley National Bancorp                      105         2,553
VIB Corporation *                            103           618
Vista Bancorp, Incorporated                  105         1,470
W Holding Company, Incorporated              100           825
Wachovia Corporation                         500        27,125
Warren Bancorp, Incorporated                 200         1,425
Washington Mutual, Incorporated            1,500        43,312
Washington Trust Bancorp,
  Incorporated                               100         1,475

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BANKING - CONTINUED
Wayne Bancorp, Incorporated                  100        $1,600
Wesbanco, Incorporated                       100         2,425
West Coast Bancorp                           100         1,000
Westamerica Bancorporation                   100         2,612
Westcorp, Incorporated                       100         1,194
Whitney Holding Corporation                  100         3,419
Wilmington Trust Corporation                 100         4,275
Yadkin Valley Bank & Trust
  Company                                    100         1,125
Yardville National Bancorp                   100         1,063
York Financial Corporation                   100         1,225
Zions BanCorporation                         200         9,178
                                                   -----------
                                                     1,810,085

BROADCASTING - 2.31%
A.H. Belo Corporation, Series A              300         5,194
Ackerley Communications,
  Incorporated                               100         1,175
Acme Communications, Incorporated *          100         1,825
ACTV, Incorporated *                         100         1,494
Adelphia Communications
  Corporation, Class A *                     300        14,062
American Telephone & Telegraph
  Corporation-Liberty Media Group,
  Class A *                                6,200       150,350
AMFM, Incorporated *                         600        41,400
AT&T Corporation *                           600        19,500
Cablevision Systems
  Corporation, Class A *                     300        20,362
Charter Communications,
  Incorporated, Class A *                    600         9,863
Chris Craft Industries, Incorporated *       100         6,606
Citadel Communications
  Corporation *                              100         3,494
Clear Channel Communications *               900        67,500
Comcast Corporation *                        100         3,888
Comcast Corporation, Class A *             2,500       101,250
Cumulus Media, Incorporated,
  Class A *                                  100           913
Dick Clark Productions,
  Incorporated *                             110         1,293
E.W. Scripps Company, Class A                100         4,925
EchoStar Communications
  Corporation, Class A *                     600        19,866
Emmis Communications
  Corporation, Class A *                     100         4,138
Entercom Communications
  Corporation *                              100         4,875
Fox Entertainment Group,
  Incorporated, Class A *                    500        15,187
Gray Communications Systems,
  Incorporated                               100           981
Gray Communications Systems,
  Incorporated, Class B                      100           975
Hearst Argyle Television,
  Incorporated *                             100         1,950
Hispanic Broadcasting Corporation  *         200         6,625
Infinity Broadcasting
  Corporation, Class A *                   1,100        40,081
Insight Communications,
  Incorporated, Class A                      100         1,563

                                         SHARES          VALUE
                                         ------          -----
BROADCASTING - CONTINUED
Mediacom Communications
  Corporation, Class A                       200        $3,075
MediaOne Group, Incorporated               1,600       105,800
New Frontier Media, Incorporated *           100           731
On Command Corporation                       100         1,425
Paxson Communications
  Corporation *                              200         1,600
Powerwave Technologies,
  Incorporated *                             300        13,200
Radio One, Incorporated, Class A *           100         2,956
Radio One, Incorporated, Class D *           200         4,413
Radio Unica Communications *                 100           700
Regent Communications,
  Incorporated *                             100           859
Saga Communications, Incorporated *          100         2,200
Sinclair Broadcast Group,
  Incorporated, Class A *                    200         2,200
Sirius Satellite Radio,                      100         4,431
  Incorporated *
Spanish Broadcasting Systems,
  Incorporated, Class A *                    100         2,056
TCI Satellite Entertainment,
  Incorporated *                             200         1,738
TiVo, Incorporated                           100         3,500
TV Guide, Incorporated *                     400        13,700
UnitedGlobalCom, Incorporated *              200         9,350
Univision Communications,
  Incorporated, Class A *                    300        31,050
USA Networks, Incorporated *                 700        15,137
Viacom, Incorporated, Class A                400        27,350
Viacom, Incorporated, Class B              3,970       270,704
Westwood One, Incorporated                   300        10,237
Wink Communications, Incorporated            100         3,050
XM Satellite Radio Holdings,
  Incorporated, Class A                      100         3,744
                                                   -----------
                                                     1,086,541

BUILDING MATERIALS & CONSTRUCTION - 0.12%
Apogee Enterprises,
  Incorporated, 00.12%                       200           706
Armstrong Holdings, Incorporated             100         1,531
Benjamin Moore & Company *                   100         2,413
Dycom Industries,                            100         4,600
  Incorporated *
Elcor Chemical Corporation                   100         2,300
Fluor Corporation                            200         6,325
Haemonetics Corporation                      100         2,100
Harsco Corporation                           100         2,550
Hughes Supply, Incorporated                  100         1,975
Lennox International, Incorporated           200         2,650
Masco Corporation                          1,200        21,675
Morrison Knudsen Corporation                 200         1,450
NCI Building Systems, Incorporated           100         2,025
R.P.M., Incorporated                         300         3,038
United States Concrete,
  Incorporated *                             100           800
                                                   -----------
                                                        56,138

BUSINESS SERVICES - 2.73%
ABM Industries, Incorporated                 100         2,300
ACNielson Corporation *                      200         4,400
Acxiom Corporation *                         200         5,450
Advanced Marketing Services,
  Incorporated                               100         1,844
ADVO, Incorporated *                         100         4,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BUSINESS SERVICES - CONTINUED
Agency.com, Ltd. *                           100        $1,781
Allscripts, Incorporated *                   100         2,300
Amerco *                                     100         2,000
American Management Systems,
  Incorporated *                             100         3,283
Anacomp, Incorporated *                      100           300
Analysts International Corporation           100           931
Ancor Communications,
  Incorporated *                             100         3,577
Answerthink Consulting Group *               100         1,663
APAC Customer Services,
  Incorporated *                             200         2,213
Apollo Group, Incorporated,
  Class A *                                  200         5,600
Apropos Technology, Incorporated *           200         1,731
Armor Holdings, Incorporated *               100         1,300
Automatic Data Processing,
  Incorporated                             1,700        91,056
Banta Corporation                            100         1,894
Berlitz International, Incorporated *        100           900
Billing Concepts Corporation *               200           888
BISYS Group, Incorporated *                  100         6,150
Black Box Corporation *                      100         7,917
Bowne & Company, Incorporated                100         1,006
Braun Consulting, Incorporated *             100         2,113
Breakaway Solutions, Incorporated *          100         2,700
Bright Horizons Family Solutions *           100         2,138
Brio Technology, Incorporated*               100         2,119
Burns International Services
  Corporation *                              100         1,250
Cass Commercial Corporation                  100         2,075
Catalina Marketing Corporation *             100        10,200
CCC Information Services
  Group, Incorporated *                      100         1,063
CEC Entertainment, Incorporated *            100         2,562
Cendant Corporation *                      1,900        26,600
Central Parking Corporation                  100         2,369
Ceridian Corporation *                       400         9,625
Checkfree Holdings Corporation *             200        10,312
Choicepoint, Incorporated *                  152         6,764
Coinstar, Incorporated *                     100         1,006
Comdisco, Incorporated                       400         8,925
Compucredit Corporation *                    100         3,000
Computer Horizons Corporation *              100         1,344
Computer Sciences Corporation *              400        29,875
Computer Task Group, Incorporated            100           506
Concord EFS, Incorporated *                  600        15,600
Convergys Corporation *                      400        20,750
Costar Group, Incorporated *                 100         2,506
Cuno, Incorporated *                         100         2,312
Cybersource Corporation *                    100         1,381
Cypress Communications,
  Incorporated *                             100           725
Deluxe Corporation                           200         4,712
DeVry, Incorporated *                        200         5,287
Diamond Technology Partners,
  Incorporated, Class A *                    100         8,800
Dun & Bradstreet Corporation                 400        11,450
Eclipsys Corporation *                       100           750
Ecolab, Incorporated                         300        11,719
Edison Schools, Incorporated *               100         2,319

                                         SHARES          VALUE
                                         ------          -----
BUSINESS SERVICES - CONTINUED
Education Management
  Corporation *                              100        $1,806
Electro Rent Corporation *                   100         1,225
Electronic Data Systems Corporation        1,200        49,500
Encompass Services Corporation *             200         1,150
Entrust Technologies,
  Incorporated *                             100         8,275
EpicEdge, Incorporated *                     100         2,300
Exchange Applications Software *             100         2,662
Express Scripts,
  Incorporated, Class A *                    100         6,212
FactSet Research Systems,
  Incorporated                               100         2,825
Finistar Corporation *                       400        10,475
First Consulting Group *                     100           556
First Data Corporation                     1,100        54,587
Fiserv, Incorporated *                       300        12,975
Forrester Research, Incorporated *           100         7,281
Franklin Covey Company *                     100           694
Futurelink Corporation *                     200         1,438
Gartner Group, Incorporated,
  Class A *                                  200         2,400
Gartner Group, Incorporated,
  Class B *                                  300         2,962
Getty Images, Incorporated *                 100         3,706
GTECH Holdings Corporation *                 100         2,269
H & R Block, Incorporated                    300         9,712
Harcourt General, Incorporated               200        10,875
Harte Hanks Communications                   200         5,000
Healtheon/WebMD Corporation                  500         7,406
Heidrick & Struggles
  International, Incorporated *              100         6,312
HNC Software, Incorporated                   100         6,175
Hooper Holmes, Incorporated                  100           800
Humana, Incorporated *                       500         2,437
Hunt Corporation                             100         1,038
Imagex Common, Incorporated *                100           606
Industri-Matematik
  International Corporation *                100           538
INFOCURE Company *                           100           563
Information Holdings,
  Incorporated *                             100         3,700
Information Resources,                       100           394
  Incorporated *
Insight Enterprises,                         100         5,931
  Incorporated *
Intelidata Technologies Corporation *        100         1,031
Intelligroup, Incorporated *                 100         1,200
Interim Services, Incorporated *             200         3,550
Interpublic Group Companies,
  Incorporated                               700        30,100
Intervoice, Incorporated *                   100           656
Iron Mountain, Incorporated *                100         3,400
ITT Educational Services,
  Incorporated *                             100         1,756
ITT Industries, Incorporated                 200         6,075
Jacobs Engineering Group,
  Incorporated *                             100         3,269
Jupiter Communications,
  Incorporated *                             100         2,300
Kelly Services, Incorporated,
  Class A                                    100         2,313
Kforce.com, Incorporated *                   100           694
Korn/Ferry International *                   100         3,169
Labor Ready, Incorporated *                  100           663

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
BUSINESS SERVICES - CONTINUED
Lamar Advertising Company,
  Class A *                                  200        $8,662
Learning Tree International,
  Incorporated *                             100         6,125
Legato Systems, Incorporated                 200         3,025
Lightbridge, Incorporated *                  100         2,387
Loch Harris, Incorporated                  1,200           516
Macrovision Corporation                      100         6,392
Management Network Group, Incorporated       100         3,500
Manpower, Incorporated                       200         6,400
MedQuist, Incorporated                       100         3,400
MMC Networks, Incorporated                   100         5,344
Modis Professional Services,
  Incorporated *                             300         2,662
Monro Muffler Brake, Incorporated            100           919
National Computer Systems,
  Incorporated                               100         4,925
National Data Corporation                    100         2,300
National Processing, Incorporated *          200         2,500
Navigant Consulting Company *                100           425
NCR Corporation                              300        11,681
NetLojix Communications,
  Incorporated *                             300         1,088
New England Business Service,
  Incorporated                               100         1,625
Newell Rubbermaid, Incorporated              800        20,600
Newpark Resources, Incorporated *            200         1,888
Nextcard, Incorporated *                     200         1,700
NovaMed Eyecare, Incorporated *              100           881
NVIDIA Corporation *                         200        12,712
Ogden Corporation *                          200         1,800
Omnicom Group, Incorporated                  500        44,531
On Assignment, Incorporated                  100         3,050
Paxar Corporation *                          100         1,194
Paychex, Incorporated                      1,050        44,100
Pegasystems, Incorporated *                  100           500
Penton Media, Incorporated                   100         3,500
Pre- Paid Legal Services,
  Incorporated *                             100         2,987
Primark Corporation *                        100         3,725
Probusiness Services, Incorporated *         100         2,656
Professional Detailing, Incorporated *       100         3,406
Profit Recovery Group
  International, Incorporated *              100         1,663
Prosoft Development, Incorporated *          100         1,681
Protection One, Incorporated                 500         1,094
Quanta Services, Incorporated *              100         5,500
Quest Software, Incorporated *               200        11,075
Quintiles Transnational Corporation *        300         4,237
R.H. Donnelley Corporation *                 100         1,938
R.R. Donnelley & Sons Company                300         6,769
Razorfish, Incorporated, Class A *           300         4,819
Renaissance Worldwide,
  Incorporated *                             200           313
Rent-A-Center, Incorporated *                100         2,250
Ritchie Brothers Auctioneers,
  Incorporated *                             100         2,394
Robert Half International,
  Incorporated *                             400        11,400
Rollins, Incorporated                        100         1,488
RSA Security, Incorporated *                 100         6,925

                                         SHARES          VALUE
                                         ------          -----
BUSINESS SERVICES - CONTINUED
Seachange International,
  Incorporated *                             100        $2,887
Service Corporation                          800         2,550
  International
Service Master Company                       800         9,100
SITEL Corporation *                          200           988
Snyder Communications,
  Incorporated *                             200         4,750
Sonicwall, Incorporated *                    100         8,806
Sothebys Holdings, Incorporated              200         3,500
Source Information Management Company *      100         1,525
Staffmark, Incorporated *                    100           669
Stone & Webster, Incorporated                100            75
SunGuard Data Systems,
  Incorporated *                             300         9,300
Superior Consultant, Incorporated *          100           475
Sykes Enterprises, Incorporated *            100         1,288
Symyx Technologies, Incorporated *           100         4,261
Syntel, Incorporated *                       100         1,000
Systems & Computer Technology
  Corporation *                              100         2,000
Tanning Technology Corporation *             100         1,925
Telespectrum Worldwide,
  Incorporated *                             200           913
Teletech Holdings, Incorporated *            200         6,212
TETRA Technologies, Incorporated *           100         2,288
The Titan Corporation *                      100         4,475
Thermo Terratech, Incorporated *             100           800
TMP Worldwide, Incorporated *                200        14,762
Total Systems Services,
  Incorporated                               500         7,937
Track Data Corporation *                     300           384
True North Communications                    100         4,400
United Parcel Service,
  Incorporated, Class B                      300        17,700
URS Corporation *                            100         1,525
Valassis Communications,
  Incorporated *                             200         7,625
Viad Corporation                             300         8,175
Voicenet, Incorporated                       100         1,225
Wackenhut Corrections
  Corporation                                100           750
Wallace Computer Series,
  Incorporated                               100           988
Waste Connections, Incorporated              100         1,975
WebTrends Corporation                        100         3,869
West Teleservices Corporation                200         5,062
Wireless Facilities, Incorporated            100         5,094
Workflow Management, Incorporated            100         1,188
World Access, Incorporated                   200         2,213
Xceed, Incorporated                          100           913
Xpedior, Incorporated                        100         1,381
Yahoo, Incorporated                        1,400       173,425
Zap.com Corporation                          200           550
                                                   -----------
                                                     1,284,082

CHEMICALS - 0.98%
Aceto Corporation                            100         1,100
Air Products & Chemicals,
  Incorporated                               600        18,487
Airgas, Incorporated *                       200         1,138
Albemarle Corporation                        100         1,975
Amcol International Corporation              100         1,650

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - continued
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                           SHARES       VALUE
                                           ------       -----
CHEMICALS - CONTINUED
B.F. Goodrich Company                        300       $10,219
Cabot Corporation                            200         5,450
Calgon Carbon Corporation                    200         1,550
Cambrex Corporation                          100         4,500
Chemfirst, Incorporated                      100         2,412
Crompton Corporation                         300         3,675
Cytec Industries,                            100         2,469
  Incorporated *
Dexter Corporation                           100         4,800
Dow Chemical Company                       1,800        54,337
E.I. Du Pont De Nemours &
  Company                                  2,800       122,500
Eastman Chemical Company                     200         9,550
Engelhard Corporation                        300         5,119
Ethyl Corporation                            300           750
Ferro Corporation                            100         2,100
FMC Corporation *                            100         5,800
Geon Company                                 100         1,850
Georgia Gulf Corporation                     100         2,081
Great Lakes Chemical Corporation             100         3,150
Hawkins Chemical, Incorporated               100           788
Hercules, Incorporated                       300         4,219
Hexcel Corporation                           200         1,900
IMC Global, Incorporated                     300         3,900
Lilly Industrial, Incorporated,              100         3,006
  Class A
Lubrizol Corporation                         100         2,100
Lyondell Chemical Company                    300         5,025
M.A. Hanna Company                           100           900
MacDermid, Incorporated                      100         2,350
Martek Biosciences Corporation               100         1,875
Material Sciences Corporation                100         1,000
Millennium Chemicals, Incorporated           200         3,400
Minerals Technologies,                       100         4,600
  Incorporated
Mississippi Chemical                         100           475
  Corporation
Nl Industries, Incorporated                  100         1,525
Olin Corporation                             100         1,650
OM Group, Incorporated                       100         4,400
Omnova Solutions, Incorporated               200         1,250
Penford Corporation                          100         2,150
Phosphaet Resource Partners                  300         1,800
PPG Industries, Incorporated                 400        17,725
Praxair, Incorporated                        400        14,975
Quaker Chemical                              100         1,738
Rohm & Haas Company                          600        20,700
Schulman, Incorporated                       100         1,206
Scotts Company, Class A *                    100         3,650
Sigma-Aldrich Corporation                    300         8,775
Solutia, Incorporated                        300         4,125
Spartech Corporation                         100         2,700
Techne Corporation *                         100        13,000
TETRA Technologies, Incorporated *           100         1,419
Union Carbide Corporation                    400        19,800
Uniroyal Technology *                        100         1,106
Valence Technology, Incorporated *           100         1,844
Valhi, Incorporated                          300         3,112
Valspar Corporation                          100         3,375
W. R. Grace & Company *                      200         2,425
Waters Corporation                           200        24,962
WD-40 Company                                100         2,075
                                                       -------
                                                       463,687

COMPUTERS & BUSINESS EQUIPMENT - 9.21%
3Dfx Interactive, Incorporated *             100           778
Act Manufacturing, Incorporated *            100         4,644

                                                 SHARES       VALUE
                                                 ------       -----
COMPUTERS & BUSINESS EQUIPMENT-CONTINUED
Actel Corporation *                               100        $4,562
Adaptive Broadband Corporation *                  100         3,675
ADE Corporation *                                 100         1,913
Advanced Digital Information *                    100         1,594
Advanced Radio Telecom
  Corporation *                                   100         1,463
Aether Systems, Incorporated *                    100        20,500
Affiliated Computer Services,
  Incorporated, Class A *                         100         3,306
Allen Telecom, Incorporated *                     100         1,769
Apex, Incorporated *                              100         4,375
Apple Computer, Incorporated *                    800        41,900
Arguss Holdings, Incorporated *                   100         1,888
Aspen Technology, Incorporated *                  100         3,850
Avanex Corporation *                              200        19,100
Avant Corporation *                               100         1,873
Benchmark Electronics,                            100         3,656
  Incorporated *
Brocade Communications
  Systems, Incorporated *                         300        55,045
C Cube Microsystems, Incorporated *               100         1,963
Cabletron Systems, Incorporated   *               500        12,625
Cisco Systems, Incorporated *                  18,200     1,156,837
Citrix Systems, Incorporated *                    500         9,469
Clariti Telecom                                   500           688
  International, Ltd.
CNET Networks, Incorporated *                     200         4,912
Cobalt Networks, Incorporated *                   100         5,787
Communication Intelligence
  Corporation *                                   300         1,345
Compaq Computer Corporation                     4,500       115,031
Complete Busines Solutions,
  Incorporated *                                  100         1,756
Concurrent Computer Corporation *                 200         2,625
Crossroads Systems, Incorporated *                100         2,525
CSG Systems International,
  Incorporated *                                  100         5,606
Cybex Computer Products
  Corporation *                                   100         4,300
Cylink Corporation *                              100         1,675
Datastream Systems, Incorporated *                100         1,250
Delano Technology Corporation   *                 100         1,213
Dell Computer Corporation *                     6,800       335,325
DST Systems, Incorporated *                       200        15,225
Echelon Corporation *                             100         5,794
Emachines, Incorporated *                         400         1,075
EMC Corporation *                               5,400       415,462
Extreme Networks, Incorporated *                  100        10,550
FEI Company *                                     100         3,050
FileNET Corporation *                             100         1,838
FSI International, Incorporated *                 100         2,169
Gateway, Incorporated *                           800        45,400
General Magic, Incorporated *                     200         1,638
Gerber Scientific, Incorporated                   100         1,150
Helix Technology Corporation                      100         3,900
Henry, Jack & Associates,
  Incorporated                                    100         5,012
Hewlett-Packard Company                         2,700       337,162
Hutchinson Technology,
  Incorporated *                                  100         1,425
Hypercom Corporation *                            100         1,438
Infocus Corporation *                             100         3,219
Informatica Corporation *                         100         8,194
Infospace.com *                                   600        33,150

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES         VALUE
                                                   ------         -----
COMPUTERS & BUSINESS EQUIPMENT-CONTINUED
Ingram Micro, Incorporated,  Class A *                200        $3,488
Intergraph Corporation *                              200         1,513
International Business
  Machines Corporation                              4,800       525,900
International Fibercom,                               100         2,550
  Incorporated *
Internet Pictures Corporation *                       100         1,513
Iomega Corporation *                                  800         3,200
JDS Uniphase Corporation *                          1,500       179,812
L 3 Communications Holding
  Corporation *                                       100         5,706
Maxim Integrated Products,
  Incorporated                                        700        47,556
Maxtor Corporation *                                  300         3,169
Mechanical Technology,
  Incorporated                                        100         1,500
Mercury Computer Systems,
  Incorporated                                        100         3,231
Metasolv Software, Incorporated                       100         4,400
Micron Electronics, Incorporated                      300         3,750
Mips Technologies, Incorporated, Class B *             69         2,657
MTS Systems Corporation                               100           625
National Instruments Corporation  *                   100         4,362
NetIQ Corporation *                                   100         5,962
Netrix Corporation *                                  100         1,231
Netro Corporation *                                   100         5,737
Network Appliance, Incorporated *                     800        64,400
Network Peripherals,                                  100         1,675
  Incorporated *
New Horizons Worldwide,
  Incorporated *                                      100         2,323
Optical Cable Corporation                             100         3,025
Packeteer, Incorporated *                             100         2,913
Perot Systems Corporation *                           300         3,300
Pinnacle Systems,                                     100         2,248
  Incorporated *
Pitney Bowes, Incorporated                            700        28,000
Pixar *                                               100         3,525
Predictive Systems, Incorporated *                    100         3,594
Quantum Corporation *                                 600         6,087
Quintus Corporation *                                 100         1,986
Radiant Systems, Incorporated  *                      100         2,400
Redback Networks, Incorporated *                      200        35,600
Remedy Corporation *                                  100         5,575
Robotic Vision Systems,
  Incorporated *                                      100         1,800
S3, Incorporated *                                    200         2,950
SABRE Group Holdings,
  Incorporated, Class A *                             300         8,550
Sandisk Corporation *                                 200        12,237
Sanmina Corporation *                                 300        25,650
Seagate Technology, Incorporated *                    600        33,000
Socket Communications,
  Incorporated *                                      100         1,313
Spectralink Corporation                               100         1,463
Spectrasite Holdings, Incorporated *                  300         8,512
Standard Microsystems Corporation *                   100         1,538
Storage Technology Corporation *                      300         3,281
Structural Dynamics Research
  Corporation *                                       100         1,506
Sun Microsystems, Incorporated *                    4,200       381,937
Sybase, Incorporated *                                200         4,600
Symbol Technologies, Incorporated                     400        21,600


                                               SHARES          VALUE
                                               ------          -----
COMPUTERS & BUSINESS EQUIPMENT-CONTINUED
Tech Data Corporation *                            100        $4,356
Telxon Corporation *                               100         1,788
Tenfold Corporation *                              100         1,644
Tricord Systems, Incorporated *                    100         1,806
Turnstone Systems, Incorporated *                  100        16,567
Unisys Corporation *                               800        11,650
Universal Display Corporation                      100         2,969
VA Linus Systems, Incorporated *                   100         4,300
Verity, Incorporated                               100         3,800
Virata Corporation                                 200        11,925
Visual Networks, Incorporated                      100         2,850
Wave Systems Corporation                           100         1,581
Western Digital Corporation                        400         2,000
Wind River Systems, Incorporated                   100         3,788
Witness Systems, Incorporated                      100         2,438
Xerox Corporation                                1,800        37,350
Xircom, Incorporated                               100         4,750
Xybernaut Corporation                              100         1,119
                                                           ---------
                                                           4,338,805

CONSTRUCTION MATERIALS - 0.22%
Applied Industrial
  Technologies, Incorporated                       100         1,638
Catalytica, Incorporated *                         100         1,100
Centex Construction Products                       100         2,269
Clarcor, Incorporated                              100         1,988
Columbus McKinnon Corporation                      100         1,388
Comfort Systems USA, Incorporated *                100           400
Dal-Tile International,                            200         1,650
  Incorporated *
Diebold, Incorporated                              200         5,575
Donaldson, Incorporated                            100         1,975
Esterline Technologies                             100         1,488
  Corporation *
Fastenal Company                                   100         5,062
Florida Rock Industries,
  Incorporated                                     100         3,562
Forest City Enterprises,
  Incorporated                                     100         3,337
Granite Construction,                              100         2,450
  Incorporated
Griffon Corporation *                              100           556
Insituform Technologies,
  Incorporated, Class A *                          100         2,712
JLG Industries, Incorporated                       100         1,188
Justin Industries, Incorporated                    100         2,187
Lafarge Corporation                                200         4,200
Martin Marietta Matls, Incorporated                100         4,044
Noland Company                                     100         1,700
Oshkosh Truck Corporation,
  Class B                                          100         3,575
Owens-Corning Corporation                          200         1,850
Precision Castparts                                100         4,525
  Corporation
Regal Beloit Corporation                           100         1,606
Republic Group, Incorporated                       100           900
Roper Industries                                   100         2,562
Sherwin-Williams Company                           400         8,475
Southdown, Incorporated                            100         5,775
SpeedFam-IPEC, Incorporated *                      100         1,819
Terex Corporation *                                100         1,413
Trinity Industries,                                100         1,850
  Incorporated
United States Aggregates,
  Incorporated                                     100         1,813
USG Corporation                                    100         3,037
Vulcan Materials Company                           300        12,806
                                                             -------
                                                             102,475

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES       VALUE
                                                  ------       -----
CONSTRUCTION & MINING EQUIPMENT- 0.13%
Astec Industries, Incorporated *                   100        $2,537
Caterpillar, Incorporated                          900        30,487
CDI Corporation *                                  100         2,038
Dril Quip, Incorporated *                          100         4,675
Foster Wheeler Corporation                         200         1,725
Friede Goldman Halter,                             100           894
  Incorporated *
Gulf Islands Fabrication,
  Incorporated                                     100         1,700
Kaman Corporation, Class A                         100         1,069
Key Energy Services, Incorporated *                200         1,925
Kinder Morgan Energy Partners LP                   100         3,994
Lakehead Pipeline Partner LP                       100         4,006
Offshore Logistics, Incorporated *                 100         1,438
Parker Drilling Company *                          300         1,856
RPC, Incorporated                                  100         1,056
                                                              ------
                                                              59,400

CONTAINERS & GLASS - 0.10%
American Material Can Group,
  Incorporated                                     200         3,375
Ball Corporation                                   100         3,219
Bemis, Incorporated                                100         3,362
Crown Cork & Seal, Incorporated                    300         4,500
Earthshell Corporation *                           300           909
Gaylord Container
  Corporation, Class A *                           200           538
Longview Fibre Company                             200         2,212
Mark IV Industries, Incorporated                   100         2,088
Owens-Illinois, Incorporated                       400         4,675
Packaging Corporation America *                    300         3,037
Pactiv Corporation *                               500         3,937
Silgan Holdings, Incorporated                      100           981
Sonoco Products Company                            300         6,169
Temple-Inland, Incorporated                        100         4,200
United States Can Corporation *                    100         1,738
West Pharmaceutical Services,
  Incorporated                                     100         2,163
                                                              ------
                                                              47,103

COSMETICS & TOILETRIES - 0.12%
Alberto Culver Company, Class A                    100         2,625
Alberto Culver Company, Class B                    100         3,056
Avon Products, Incorporated                        600        26,700
Estee Lauder Companies,
  Incorporated, Class A                            300        14,832
Intermediate Parfums,                              150         1,275
  Incorporated *
International Flavors &
  Fragrances, Incorporated                         300         9,056
NU Skin Enterprises,
  Incorporated, Class A *                          100           575
Revlon, Incorporated, Class A *                    100           631
                                                              ------
                                                              58,750

CRUDE PETROLEUM & NATURAL GAS - 0.33%
Barrett Resources Corporation *                    100         3,044
Burlington Resources,
  Incorporated                                     600        22,950
Cabot Oil & Gas Corporation, Class A               100         2,119
Conoco, Incorporated, Class A                      500        11,000
Devon Energy Corporation                           200        11,237
EOTT Energy Partners LP                            100         1,419
Evergreen Resources *                              100         2,963


                                                  SHARES       VALUE
                                                  ------       -----
CRUDE PETROLEUM & NATURAL GAS - CONTINUED
Helmerich & Payne, Incorporated                    100        $3,738

Marine Drilling Companies, Incorporated            200         5,600
National Oilwell, Incorporated *                   267         8,778
Nuevo Energy Company *                             100         1,888
Occidental Petroleum Corporation                 1,000        21,062
Patterson Energy, Incorporated *                   100         2,850
Pioneer Natural Resources                          300         3,825
Santa Fe Snyder Corporation *                      500         5,687
Sunoco, Incorporated                               200         5,887
TEPPCO Partners LP                                 100         2,375
Union Pacific Resources
  Group, Incorporated *                            700        15,400
Vastar Resources, Incorporated                     300        24,637
                                                             -------
                                                             156,459

DOMESTIC OIL - 2.11%
Amerada Hess Corporation                           200        12,350
Anadarko Petroleum Corporation                     300        14,794
Ashland, Incorporated                              200         7,012
Basin Exploration,                                 100         1,788
  Incorporated *
Belco Oil & Gas Corporation *                      100           850
Berry Petroleum Company                            100         1,700
Chesapeake Energy Corporation *                    400         3,100
Conoco, Incorporated, Class B                    1,700        41,756
Cornerstone Propane Partners LP *                  100         1,469
Cross Timbers Oil Company                          200         4,425
Crown Central Petroleum
  Company, Class A *                               100           913
Crown Central Petroleum
  Company, Class B *                               100           906
Energysouth, Incorporated                          100         1,888
Enterprise Products Partners LP                    100         2,250
EOG Resources, Incorporated                        300        10,050
Exxon Mobil Corporation                          9,100       714,350
Forest Oil Corporation *                           200         3,187
Frontier Oil Corporation *                         100           800
Genesis Energy LP                                  200         1,375
Giant Industries, Incorporated *                   100           788
Grey Wolf, Incorporated *                          600         3,000
Holly Corporation                                  100         1,188
Houston Exploration Company *                      100         2,513
HS Resources, Incorporated                         100         3,000
Insignia Financial Group,
  Incorporated *                                   100         1,000
Kerr-McGee Corporation                             200        11,787
Key Production, Incorporated *                     100         1,750
Maverick Tube Corporation                          100         2,912
Maynard Oil Company                                100         1,600
McMoran Exploration Company                        100         1,650
Midcoast Energy Resources,
  Incorporated                                     100         1,575
Mitchell Energy & Development
  Corporation, Class A                             200         6,425
Murphy Oil Corporation                             100         5,944
Newfield Exploration Company *                     100         3,912
Noble Affiliates, Incorporated                     200         7,450
Patina Oil & Gas Corporation                       100         2,075
Pennaco Energy, Incorporated *                     100         1,638
Phillips Petroleum Company                         600        30,412
Plains Resources,Incorporated *                    100         1,600
Pogo Producing Company                             100         2,213

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES        VALUE
                                                 ------        -----
DOMESTIC OIL - CONTINUED
Remington Oil Gas Corporation   *                  200        $1,500
Spinnaker Exploration Company *                    100         2,562
Swift Energy Company *                             100         2,837
Syntroleum Corporation *                           100         1,713
Thermo Ecotek Corporation *                        200         1,875
Tom Brown, Incorporated *                          100         2,306
Triton Energy, Ltd.                                100         3,931
Ultramar Diamond Shamrock
  Corporation                                      200         4,962
Unit Corporation *                                 100         1,350
Unocal Corporation                                 600        19,875
USX-Marathon Group                                 800        20,050
Valero Energy Corporation                          200         6,350
Vintage Petroleum,                                 200         4,512
  Incorporated
World Fuel Services Corporation                    100           863
                                                             -------
                                                             994,081

DRUGS & HEALTH CARE - 10.71%
Abbott Laboratories                              4,100       182,706
Abgenix, Incorporated *                            100        11,986
Acuson Corporation *                               100         1,350
ADAC Laboratories *                                100         2,400
Advance Paradigm, Incorporated *                   100         2,050
Advanced Tissue Sciences,
  Incorporated *                                   200         1,606
Affymetrix, Incorporated *                         100        16,512
Algos Pharmaceutical Corporation                   100         1,525
Alkermes, Incorporated *                           200         9,425
Allergan, Incorporated                             300        22,350
Alliance Pharmaceutical                            200         2,250
  Corporation *
ALPHARMA, Incorporated, Class A                    100         6,225
ALZA Corporation *                                 300        17,737
American Home Products Corporation               3,500       205,625
AmeriSource Health
  Corporation, Class A *                           100         3,100
Amgen, Incorporated *                            2,700       189,675
Amylin Pharmaceuticals,                            200         3,037
  Incorporated *
Andrx Corporation *                                200        12,784
Anesta Corporation *                               100         2,488
Antigenics, Incorporated *                         100         1,663
Aphton Corporation *                               100         2,575
Apria Healthcare Group,                            100         1,225
  Incorporated *
Aradigm Corporation *                              100         1,750
Ariad Pharmaceuticals,
  Incorporated *                                   100         1,331
Arrow International,                               100         3,350
  Incorporated
ATS Medical, Incorporated *                        100         1,463
Avant Immunotherapeutics,
  Incorporated *                                   200         2,113
Aviron *                                           100         3,087
AxyS Pharmaceuticals,
  Incorporated *                                   100           594
Barr Laboratories,                                 150         6,722
  Incorporated *
Bausch & Lomb, Incorporated                        200        15,475
Baxter International,                              800        56,250
  Incorporated
Beckman Coulter, Incorporated                      100         5,837
Becton Dickinson & Company                         700        20,081
Bergen Brunswig Corporation,
  Class A                                          400         2,200
Beverly Enterprises,                               400         1,125
  Incorporated *
Bindley Western Industries,
  Incorporated *                                   100         2,644
Bio Technology General Corporation *               200         2,637

                                                SHARES         VALUE
                                                ------         -----
DRUGS & HEALTH CARE - CONTINUED
Biocontrol Techniology,  Incorporated *          3,100          $567
Biocryst Pharmaceuticals,
  Incorporated *                                   100         2,869
Biogen, Incorporated *                             400        25,800
Biomarin Pharmaceutical,
  Incorporated *                                   100         1,700
Biomatrix, Incorporated *                          100         2,263
Biomet, Incorporated                               300        11,531
Biopure Corporation *                              100         1,881
Boston Scientific Corporation *                  1,100        24,131
Bristol-Myers Squibb Company                     5,300       308,725
Brookdale Living Communities,
  Incorporated *                                   100         1,450
C.R. Bard, Incorporated                            100         4,812
Cardinal Health, Incorporated                      700        51,800
Cardiodynamics International
  Corporation *                                    200         1,256
Caremark Rx, Incorporated *                        600         4,087
Carter Wallace, Incorporated                       100         2,013
Celgene Corporation *                              200        11,775
Cell Genesys, Incorporated *                       100         2,800
Cell Pathways, Incorporated *                      100         2,350
Cell Therapeutics,                                 100         3,062
  Incorporated *
Celsion Corporation *                              200           575
Cephalon, Incorporated *                           100         5,987
Chirex, Incorporated *                             100         2,000
Chiron Corporation *                               500        23,750
Chromavision Medical Systems,
  Incorporated *                                   100         1,319
CIMA Labs, Incorporated *                          100         2,025
Closure Medical Corporation *                      100         2,300
Coherent, Incorporated *                           100         8,387
Columbia Laboratories,                             100           575
  Incorporated *
Computerized Thermal Imaging *                     200         1,456
Conmed Corporation *                               100         2,588
Connetics Corporation *                            100         1,469
COR Therapeutics, Incorporated *                   100         8,531
Corixa Corporation *                               100         4,294
Corvas International,                              100         1,200
  Incorporated *
Coulter Pharmaceutical,
  Incorporated *                                   100         2,050
Covance, Incorporated *                            200         1,763
Coventry Helath Care,                              200         2,666
  Incorporated *
Creative Biomolecules,                             100         1,400
  Incorporated *
Cryolife, Incorporated *                           100         2,300
Cubist Pharmaceuticals,
  Incorporated *                                   100         4,925
Curagen Corporation *                              100         3,806
CV Therapeutics, Incorporated *                    100         6,931
Cyberonics, Incorporated *                         100         1,200
Cygnus, Incorporated *                             100         1,425
Cytogen Corporation *                              200         2,025
Cytyc Corporation *                                100         5,337
Daxor Corporation *                                100         1,113
Dentsply International,
  Incorporated                                     100         3,081
Diagnostic Products                                100         3,200
  Corporation
Diametrics Medical,                                100           566
  Incorporated *
Diversa Corporation *                              100         3,312
Drugstore.com, Incorporated *                      200         1,506
Duane Reade, Incorporated *                        100         2,575
Dura Pharmaceuticals, Incorporated *               100         1,438
DVI, Incorporated *                                100         1,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES          VALUE
                                               ------          -----
DRUGS & HEALTH CARE - CONTINUED
eBenX, Incorporated *                              100        $2,119
Edwards Lifesciences Corporation *                 200         3,825
Elan PLC, ADR *                                     38         1,841
Eli Lilly & Company                              2,900       289,637
Embrex, Incorporated *                             100         1,375
Emisphere Technologies,
  Incorporated *                                   100         4,261
Endocare, Incorporated *                           100         2,025
Enzo Biochem, Incorporated *                       100         6,900
Enzon, Incorporated *                              100         4,250
EPIX Medical, Incorporated *                       100         1,488
First Health Group                                 100         3,281
  Corporation *
Forest Laboratories,                               200        20,200
  Incorporated *
Fusion Medical Technologies,
  Incorporated *                                   100         1,594
Geltex Pharmaceuticals,
  Incorporated *                                   100         2,044
Gene Logic, Incorporated *                         100         3,569
Genelabs Technologies,
  Incorporated *                                   200           813
Genetech, Incorporated *                           700       120,400
Genome Therapeutics Corporation *                  100         3,044
Genta, Incorporated *                              100           650
Genzyme Corporation *                              200        11,887
Genzyme Transgenics Corporation *                  100         2,712
Geron Corporation *                                100         3,200
Gilead Sciences, Incorporated *                    100         7,112
Guidant Corporation *                              800        39,600
Guilford Pharmaceuticals,
  Incorporated                                     100         1,506
HCA Healthcare Company                           1,500        45,562
Health Management Association, Class A             700         9,144
HEALTHSOUTH Corporation                          1,100         7,906
Hemispherx Biopharma, Incorporated                 100           563
Henry Schein, Incorporated *                       100         1,725
Hillenbrand Industries,                            200         6,262
  Incorporated
Human Genome Sciences,
  Incorporated *                                   100        13,337
I-STAT Corporation *                               100         1,744
ICN Pharmaceuticals, Incorporated                  200         5,562
ICOS Corporation *                                 100         4,400
IDEC Pharmaceuticals Corporation *                 100        11,731
IDEXX Laboratories, Incorporated *                 100         2,288
IDX Systems Corporation *                          100         1,413
Igen International *                               100         1,656
ILEX Oncology, Incorporated *                      100         3,525
Imaging Diagnostic Systems,
  Incorporated *                                   300           506
Imatron, Incorporated *                            400           938
ImClone Systems, Incorporated *                    100         7,644
Immune Response Corporation *                      100         1,088
Immunex Corporation *                            1,300        64,269
Immunogen, Incorporated *                          100         1,206
Immunomedics, Incorporated *                       100         2,450
IMS Health, Incorporated                           800        14,400
INAMED Corporation                                 100         3,662
INCYTE Pharmacuticals,
  Incorporated *                                   100         8,219
Inhale Therapeutic Systems *                       100        10,147
Intermune Pharmaceuticals,
  Incorporated *                                   100         4,131
International Specialty                            200         1,138
  Products *

                                                 SHARES        VALUE
                                                 ------        -----
DRUGS & HEALTH CARE - CONTINUED
Invacare Corporation                               100        $2,625
Invitrogen Corporation *                           100         7,520
Irvine Sensors Corporation *                       100           425
Isis Pharmaceuticals, Incorporated *               100         1,450
Ivax Corporation *                                 400        16,600
Johnson & Johnson                                3,700       376,937
Jones Pharma, Incorporated                         200         7,987
King Pharmaceuticals, Incorporated *               300        13,162
Kos Pharmaceuticals, Incorporated *                100         1,606
Labone, Incorporated                               100           563
Laboratory Corporation
  America Holdings *                                40         3,085
Landauer, Incorporated                             100         1,556
LCA Vision, Incorporated *                         200           488
Life Technologies,                                 100         5,100
  Incorporated
Lifepoint Hospitals,                               100         2,225
  Incorporated
Ligand Pharmaceuticals,
  Incorporated                                     200         2,637
Lincare Holdings, Incorporated                     100         2,463
Lunar Corporation                                  100         1,675
Mallinckrodt, Incorporated                         200         8,687
Manor Care, Incorporated                           300         2,100
Maximus, Incorporated                              100         2,213
Maxygen, Incorporated                              100         5,677
McKesson HBOC, Incorporated                        800        16,750
Medarex, Incorporated                              100         8,450
Medicis Pharmaceutical
  Corporation, Class A                             100         5,700
MedImmune, Incorporated                            600        44,400
Medtronic, Incorporated                          3,200       159,400
Mentor Corporation                                 100         2,719
Merck & Company, Incorporated                    6,200       475,075
MGI Pharma, Incorporated                           100         2,877
Mid Atlantic Medical
  Services, Incorporated                           200         2,700
Millennium Pharmaceuticals,
  Incorporated                                     200        22,375
Minimed, Incorporated                              100        11,800
Miravant Medical Technologies                      100         2,231
Mylan Labs, Incorporated                           300         5,475
NABI, Incorporated *                               100           731
Nanogen, Incorporated                              100         4,244
NBTY, Incorporated                                 200         1,275
NeoRx Corporation *                                100         1,888
Neurocrine Biosciences,
  Incorporated *                                   100         3,556
Neurogen Corporation *                             100         2,887
Nexell Therapeutics,
  Incorporated *                                    75         1,116
NexMed, Incorporated *                             100           950
Northfield Laboratories,
  Incorporated *                                   100         1,631
Noven Pharmaceuticals,
  Incorporated *                                   100         3,006
NPS Pharmaceuticals,
  Incorporated                                     100         2,675
Ocular Sciences, Incorporated *                    100         1,175
Omega Healthcare Investors                         200           900
Omnicare, Incorporated                             300         2,719
Organogenesis, Incorporated                        100         1,144
Orthodontic Centers America,
  Incorporated                                     100         2,263

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES       VALUE
                                                 ------       -----
DRUGS & HEALTH CARE - CONTINUED
OSI Pharmaceuticals,
  Incorporated *                                   100        $2,881
Owens & Minor, Incorporated                        100         1,719
Oxford Health Plans,                               200         4,762
  Incorporated *
Pacificare Health Systems *                        100         6,019
Parexel International Corporation *                100           956
Pathogensis Corporation *                          100         2,600
Patterson Dental Company *                         100         5,100
PE Corp-Celera Genomics Group *                    200        18,700
PE Corp-PE Biosystems Group                        600        39,525
Perrigo Company *                                  200         1,263
Pfizer, Incorporated                            16,625       798,000
Pharmaceutical Product
  Development, Incorporated *                      100         2,100
Pharmaceutical Resources,
  Incorporated *                                   100           525
Pharmacia & Upjohn, Incorporated                 3,300       170,569
Pharmacopeia, Incorporated *                       100         4,637
Pharmos Corporation *                              200           750
Prime Hospitality Corporation *                    200         1,888
Priority Healthcare Corporation *                  100         7,431
Protein Design Laboratories,
  Incorporated *                                   100        16,495
Protocol Systems, Incorporated *                   100         1,594
Province Healthcare Company *                      100         3,612
PSS World Med, Incorporated *                      200         1,344
Psychemedics Corporation                           200         1,038
Quest Diagnostics, Incorporated *                  100         7,156
Quidel Corporation *                               100           525
Quorum Health Group, Incorporated *                200         2,063
Regeneron Pharmaceuticals,
  Incorporated *                                   100         2,981
Renal Care Group, Incorporated *                   100         2,445
ResMed, Incorporated *                             100         2,675
Resources Care, Incorporated *                     100           538
Respironics, Incorporated *                        100         1,800
Rexall Sundown, Incorporated *                     200         4,800
Ribozyme Pharmaceuticals,
  Incorporated *                                   100         2,581
Safescience, Incorporated *                        100           525
Sangstat Medical Corporation *                     100         2,887
Schein Pharmaceutical, Incorporated *              100         2,163
Schering-Plough Corporation                      3,900       196,950
SciClone Pharmaceuticals,
  Incorporated *                                   100         1,294
Scios, Incorporated *                              200         1,125
Scott Technologies, Incorporated *                 100         1,719
Sepracor, Incorporated *                           200        24,125
Sequenom, Incorporated *                           100         4,537
Sicor, Incorporated *                              300         2,400
St. Jude Medical, Incorporated *                   200         9,175
STAAR Surgical Company *                           100         1,119
Star Scientific, Incorporated *                    200           675
STERIS Corporation *                               200         1,775
Stryker Corporation                                600        26,250
Summit Technology, Incorporated *                  200         3,775
Sunrise Assisted Living,
  Incorporated *                                   100         1,850
Sunrise Medical, Incorporated *                    200           975
Sunrise Technologies International *               200         2,000
Supergen, Incorporated *                           100         3,625
Sybron International Corporation *                 300         5,944
Targeted Genetics Corporation *                    100         1,488

                                                 SHARES       VALUE
                                                 ------       -----
DRUGS & HEALTH CARE - CONTINUED
Techniclone International                          300        $1,163
  Corporation *
Tenet Healthcare Corporation *                     800        21,600
Texas Biotechnology Corporation *                  100         1,900
Theragenics Corporation *                          100           856
Thermedics, Incorporated *            *            200         1,988
Thermo Cardiosystems, Incorporated *               100         1,000
Thoratec Labs Corporation *                        100         1,619
Titan Pharmaceuticals,
  Incorporated *                                   100         4,300
Total Renal Care Holdings,
  Incorporated *                                   300         1,800
Transkaryotic Therapies,
  Incorporated *                                   100         3,675
Triad Hospitals, Incorporated *                    100         2,419
Triangle Pharmaceuticals,
  Incorporated *                                   100           906
Trigon Healthcare, Incorporated *                  100         5,156
Tularik, Incorporated *                            100         2,950
Twinlab Corporation *                              100           638
United Therapeutics Corporation *                  100        10,837
United Wisconsin, Incorporated                     100           556
Unitedhealth Group, Incorporated                   500        42,875
Universal Health Services,
  Incorporated, Class B *                          100         6,550
US Oncology, Incorporated *                        300         1,500
Valentis, Incorporated *                           100         1,175
Vasomedical, Incorporated                          200           944
Vaxgen, Incorporated                               100         2,188
Vertex Pharmaceuticals,
  Incorporated                                     100        10,537
Veterinary Centers of
  America, Incorporated                            100         1,375
Vical, Incorporated                                100         1,925
ViroPharma, Incorporated                           100         1,563
VISX, Incorporated                                 200         5,612
Vital Signs, Incorporated                          100         1,813
Von Pharmaceuticls, Incorporated                   100           750
Watson Pharmaceuticals,
  Incorporated                                     300        16,125
Wellpoint Health Networks,
  Incorporated, Class A                            200        14,487
Wesley Jessen VisionCare,
  Incorporated                                     100         3,756
XOMA, Ltd. *                                       200           856
Young Innovations, Incorporated                    100         1,788
Zila, Incorporated                                 200           763
                                                           ---------
                                                           5,044,735

EDUCATIONAL SERVICES - 0.01%
Strayer Education, Incorporated                    100         2,400
Sylvan Learning Systems,
  Incorporated *                                   200         2,750
                                                               -----
                                                               5,150

ELECTRICAL EQUIPMENT - 3.80%
A.O. Smith Corporation                             100         2,094
Advanced Energy Industries,
  Incorporated *                                   100         5,894
American Power Conversion
  Corporation *                                    500        20,406
AMETEK, Incorporated                               100         1,750
Anixter International,                             100         2,650
  Incorporated *

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) -- Continued (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES       VALUE
                                                 ------       -----
ELECTRICAL EQUIPMENT - CONTINUED
Artesyn Technologies,
  Incorporated *                                   100        $2,781
Audiovox Corporation, Class A *                    100         2,206
AVX Corporation                                    400         9,175
Baldor Electric Company                            100         1,863
Barnes Group, Incorporated                         100         1,631
Belden, Incorporated                               100         2,563
C-COR.Net Corporation *                            100         2,700
Cable Design Technologies
  Corporation *                                    100         3,350
CIENA Corporation *                                400        66,675
Cohu, Incorporated                                 100         2,697
Cooper Industries, Incorporated                    200         6,512
Dauphin Technology, Incorporated *                 200         1,244
Dynatech Corporation *                             400         7,250
Electro Scientific
  Industries, Incorporated *                       100         4,403
Emerson Electric Company                         1,100        66,412
Emulex Corporation *                               100         6,569
General Cable Corporation                          100           813
General Electric Company                        26,100     1,383,300
Genlyte Group, Incorporated *                      100         2,106
Hubbell, Incorporated, Class B                     200         5,100
Johnson Controls, Incorporated                     200        10,262
Kulicke & Soffa Industries,
  Incorporated *                                   100         5,938
Littelfuse, Incorporated                           100         4,900
Magnetek, Incorporated                             100           800
Methode Electronics, Incorporated                  100         3,863
Millipore Corporation                              100         7,537
Molex, Incorporated                                500        24,062
Molex, Incorporated, Class A                       300        10,500
National Service Industries,
  Incorporated                                     100         1,950
NCT Group, Incorporated *                        1,000           380
Plexus Corporation *                               100        11,300
Plug Power, Incorporated *                         100         6,250
Powell Industries, Incorporated *                  100           975
Power One, Incorporated *                          150        17,091
Rayovac Corporation *                              100         2,238
Sawtek, Incorporated *                             100         5,756
SCI Systems, Incorporated *                        400        15,675
Sensormatic Electrics Corporation *                200         3,163
SLI, Incorporated                                  100         1,213
TeleCorp PCS, Incorporated,
  Class A *                                        200         8,062
Thomas Industries, Incorporated                    100         1,769
Twin Disc, Incorporated                            100         1,706
Universal Electronics,                             100         2,456
  Incorporated *
Vicor Corporation                                  100         3,481
Vishay Intertechnology,                            300        11,381
  Incorporated
W.H. Brady Company, Class A                        100         3,250
W.W. Grainger, Incorporated                        200         6,162
Watsco, Incorporated                               100         1,250
Wesco International, Incorporated                  100           956
Williams Clayton Energy,
  Incorporated                                     100         3,194
                                                           ---------
                                                           1,789,664

ELECTRIC UTILITIES - 1.61%
AES Corporation *                                1,200        54,750
Allegheny Energy, Incorporated                     300         8,212
Alliant Corporation                                200         5,200

                                                 SHARES       VALUE
                                                 ------       -----

ELECTRIC UTILITIES - CONTINUED
Ameren Corporation                                 300       $10,125
American Electric Power,
  Incorporated                                     800        23,700
Avista Corporation                                 100         1,744
Bangor-Hydro Electric Company                      100         2,344
Baycorp Holdings, Ltd. *                           100           813
Black Hills Corporation                            100         2,256
Calpine Corporation *                              400        26,300
Central Vermont Public
  Service Corporation                              200         2,200
CH Energy Group, Incorporated                      100         3,394
CINergy Corporation                                400        10,175
Cleco Corporation                                  100         3,350
CMS Energy Corporation                             300         6,637
Conectiv, Incorporated                             300         4,669
Conectiv, Incorporated, Class A                    100         2,438
Consol Energy, Incorporated                        200         3,025
Consolidated Edison, Incorporated                  600        17,775
Constellation Energy Group,
  Incorporated                                     400        13,025
CP & L Energy, Incorporated                        400        12,775
Dominion Resources, Incorporated                   600        25,725
DPL, Incorporated                                  400         8,775
DQE, Incorporated                                  200         7,900
DTE Energy Company                                 400        12,225
Duke Energy Company                                900        50,737
Dynegy, Incorporated, Class A                      400        27,325
Edison International                               900        18,450
El Paso Electric Company *                         200         2,238
Empire District Electric                           100         2,206
  Company
Energy East Corporation                            300         5,719
Entergy Corporation                                700        19,031
FirstEnergy Corporation                            600        14,025
Florida Progress Corporation                       200         9,375
Florida Public Utilities                           100         1,563
  Company
FPI Group, Incorporated                            500        24,750
GPU, Incorporated                                  300         8,119
Green Mountain Power
  Corporation                                      200         1,650
Hawaiian Electric Industries,
  Incorporated                                     100         3,281
Idacorp, Incorporated                              100         3,225
IPALCO Enterprises                                 200         4,025
Kansas City Power & Light
  Company                                          200         4,500
LG & E Energy Corporation                          300         7,162
Madison Gas & Electric Company
                                                   100         1,975
MDU Resources Group,                               100         2,163
Minnesota Power & Light Company                    200         3,463
Montana Power Company                              300        10,594
New Century Energies,
  Incorporated                                     300         9,000
Niagara Mohawk Holdings,
  Incorporated *                                   500         6,969
Northeast Utilities                                400         8,700
Northern States Power Company                      400         8,075
NSTAR                                              100         4,069
OGE Energy Corporation                             200         3,700
Online Power Supply,
  Incorporated                                     100           559

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
ELECTRIC UTILITIES - CONTINUED
Otter Tail Power Company                     100        $2,100
PECO Energy Company                          500        20,156
PG&E Corporation                           1,000        24,625
Pinnacle West Capital Corporation            200         6,775
Potomac Electric Power Company               300         7,500
PPL Corporation                              400         8,775
Public Service Company                       100         1,544
Public Service Enterprise
  Group, Incorporated                        500        17,312
Puget Sound Energy, Incorporated             200         4,262
Reliant Energy, Incorporated                 800        23,650
RGS Energy Group, Incorporated               100         2,225
Southern Company                           1,700        39,631
TECO Energy, Incorporated                    300         6,019
The St. Joseph Light & Power
  Company                                    100         2,100
TXU Corporation                              700        20,650
Unicom Corporation                           600        23,212
Unisource Energy Corporation                 100         1,500
Wisconsin Energy Corporation                 300         5,944
WPS Resources Corporation                    100         3,006
                                                     ---------
                                                       757,166

ELECTRONICS - 3.67%
Adaptec, Incorporated *                      300         6,825
Agilent Technologies, Incorporated *       2,301       169,699
Amkor Technology, Incorporated *             400        14,125
Amphenol Corporation, Class A *              100         6,619
Anadigics, Incorporated *                    100         3,406
Analog Devices, Incorporated *               900        68,400
Applied Materials, Incorporated *          2,000       181,250
Arrow Electronics, Incorporated *            300         9,300
Asyst Technologies, Incorporated *           100         3,425
Atmel Corporation *                          600        22,125
Aurora Bioscience Corporation *              100         6,819
Avid Technology, Incorporated *              100         1,200
Avnet, Incorporated                          100         5,925
Bell & Howell Company *                      100         2,425
Burr-Brown Corporation *                     200        17,337
Cambridge Technology
  Partners, Incorporated *                   200         1,744
Cellstar Corporation *                       200           556
Checkpoint Systems, Incorporated *           100           750
CMP Group, Incorporated                      100         2,931
Credence Systems Corporation *               200        11,037
CTS Corporation                              100         4,500
Cymer, Incorporated *                        100         4,775
Digital Microwave Corporation *              200         7,625
DSP Group, Incorporated *                    100         5,600
E-Tek Dynamics, Incorporated                 200        52,762
Electronics For Imaging, Incorporated *      100         2,531
Foundry Networks, Incorporated *             300        33,150
GenRad, Incorporated *                       100           900
Glenayre Technologies, Incorporated *        200         2,113
Harris Corporation                           200         6,550
Identix, Incorporated *                      100         1,569
Input/Output, Incorporated *                 200         1,688
Intermediate Telephone, Incorporated         100         1,606
Jabil Circuit, Incorporated *                500        24,812


                                          SHARES         VALUE
                                          ------         -----
ELECTRONICS- CONTINUED
Kemet Corporation *                          200        $5,013
Kent Electronics Corporation *               100         2,981
Lexmark International Group,
  Incorporated, Class A                      300        20,175
Linear Technology Corporation                800        51,150
Lucent Technologies, Incorporated          8,500       503,625
Lumenon Innovation Lightwave                 100         1,913
Microchip Technology, Incorporated           200        11,653
Motorola, Incorporated                     5,700       165,656
MTI Technology Corporation                   100           800
Network Access Solutions Corporation *       100           956
Pac-West Telecomm, Incorporated *            100         2,000
PerkinElmer, Incorporated                    100         6,613
Raytheon Company, Class A                    300         5,831
Rockwell International Corporation           500        15,750
Scientific-Atlanta, Incorporated             400        29,800
Silicon Graphics, Incorporated *             500         1,875
Silicon Storage Technology,
  Incorporated *                             100         8,831
Solectron Corporation *                    1,600        67,000
Somera Communications, Incorporated *        200         2,725
Stoneridge, Incorporated *                   100           875
Sycamore Networks, Incorporated *            700        77,262
Synopsys, Incorporated *                     200         6,913
Technology Solutions Company *               200         1,238
TekTronix, Incorporated                      100         7,400
Teleflex, Incorporated                       100         3,706
Therma Wave, Incorporated *                  100         2,231
Thermo Instrument Systems,
  Incorporated *                             300         5,625
Thermotrex Corporation *                     100         1,106
Thomas & Betts Corporation                   200         3,825
Trimble Navigation, Ltd. *                   100         4,881
United Industrial Corporation                100           913
Varian Medical Systems,
  Incorporated *                             100         3,913
Varian, Incorporated                         100         4,613
Veeco Instruments, Incorporated              100         7,325
Vixel Corporation                            100           825
X-Rite, Incorporated                         100           913
Zebra Technologies
  Corporation, Class A                       100         4,431
                                                     ---------
                                                     1,728,421

FINANCIAL SERVICES - 5.82%
A.G. Edwards, Incorporated                   200         7,800
Acacia Research Corporation *                100         2,400
Acadia Realty Trust                          300         1,706
Ace Cash Express, Incorporated *             100         1,188
Aclara Biosciences, Incorporated *           100         5,094
Advanta Corporation, Class B                 100           850
Aegis Realty, Incorporated                   300         2,981
Alliance Capital Management
  Holding LP                                 400        18,975
Allied Capital Corporation                   200         3,400
Amcore Financial, Incorporated               100         1,831
America First Mortgage
  Investments, Incorporated                  200         1,000
American Express Company                   3,600       187,650
American Insured Mortgage
  Investors, Series 86, LP                   300         1,088

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES- CONTINUED
American Insured Mortgage
  Investors, Series 88, LP                   200        $1,213
American Insured Mortgage
  Investors, Series 85, LP                   200         1,588
American Residential
  Investment Trust                           100           413
Americredit Corporation *                    200         3,400
Ameritrade Holding Corporation *             500         5,812
Amresco Capital Trust                        100         1,013
Annaly Mortgage Management,
  Incorporated                               100           888
Arthur J. Gallagher & Company                100         4,200
Asiainfo Holdings, Incorporated *            100         4,469
Asset Investments Corporation                200         2,362
Association First Capital
  Corporation, Class A                     1,900        42,394
Atlanta/ Sosnoff Capital Corporation *       100         1,000
Axonyx, Incorporated *                       100           819
Banyan Strategic Realty Trust SBI            300         1,725
Bear Stearns Companies, Incorporated         300        12,487
Biotech Holdrs Trust, ADR                    300        53,400
BNP Residential Properties,
  Incorporated                               200         1,675
BOK Financial Corporation *                  100         1,756
BP Prudhoe Bay Royalty Trust                 100         1,194
BRT Realty Trust SBI *                       100           800
Caldera Systems, Incorporated *              100         1,306
Capital One Financial Corporation            500        22,312
Cash America International,
  Incorporated                               100           738
Centraxx, Incorporated *                     100           603
Charles Schwab Corporation                 3,814       128,246
Circle International Group,
  Incorporated                               100         2,512
Citigroup, Incorporated                    8,900       536,225
Colormax Technologies, Incorporated *        100           244
Community Financial Group,
  Incorporated                               100         1,319
Compass Bancshares, Incorporated             300         5,119
Corporate Office Properties Trust            200         1,838
Correctional Properties Trust                200         2,100
Countrywide Credit Industries,
  Incorporated                               300         9,094
Crawford & Company, Class B                  100         1,100
Credit Acceptance Corporation *              200         1,113
Creo Products, Incorporated *                100         2,275
Cross Timbers Realty Trust                   100         1,381
Delphi Financial Group, Incorporated *       100         3,394
Denbury Resources, Incorporated *            200         1,038
Digitas, Incorporated *                      200         3,262
Donaldson, Lufkin & Jenrette,
  Incorporated                               300        12,731
Elan Corporation PLC *                       100            50
Enhance Financial Services
  Group, Incorporated                        100         1,438
Equity One, Incorporated                     200         1,925
ETrade Group, Incorporated *                 800        13,200
FairMarket, Incorporated *                   100           706
Fidelity Holdings, Incorporated *            100           125
Financial Federal Corporation *              100         1,738


                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES- CONTINUED
Financial Security Assured
  Holdings, Ltd. *                           100        $7,587
FINOVA Group, Incorporated                   200         2,600
First Charter Corporation                    100         1,575
First Ecom.com, Incorporated *               100           984
First Street Bancorporation                  100         1,025
Firstworld Communications,
  Series B *                                 100         1,050
Franklin Resources, Incorporated             700        21,262
Frontline Capital Group *                    100         2,131
Fulton Financial Corporation                 210         3,714
Gabelli Asset Management,
  Incorporated, Class A *                    100         2,500
Goldman Sachs Group, Incorporated          1,200       113,850
Grove Real Estate Asset Trust SBI            100         1,625
Heller Financial,
  Incorporated, Class A                      100         2,050
Hoenig Group, Incorporated                   100           981
HomeGrocer.com, Incorporated                 400         2,412
Household International, Incorporated      1,200        49,875
Hugoton Royalty Trust                        200         2,487
Humphrey Hospitality Trust                   300         2,381
Impac Commercial Holdings,
  Incorporated                               200         1,163
Impac Mortgage Holdings, Incorporated        400         1,725
Intercounty Bancshares, Incorporated         100         1,900
Internet Architecture Holders              2,700       247,050
Internet Infrastructure Holders, ADR *     2,700       168,581
Intrabiotics Pharmaceuticals *               100         2,669
Investment Technology Group *                100         4,256
Investors Real Estate Trust SBI              200         1,538
Istar Financial, Incorporated                200         4,187
ITLA Capital Corporation *                   100         1,450
J. P. Morgan & Company, Incorporated         400        44,050
J.D. Edwards & Company *                     300         4,519
Jameson Inns, Incorporated                   300         2,212
Jeffries Group, Incorporated                 100         2,019
John Hancock Financial Services              800        18,950
Jones Lang Lasalle, Incorporated *           100         1,338
Keystone Property Trust Corporation          100         1,375
Knight Trading Group, Incorporated *         300         8,944
Labranche & Company, Incorporated *          100         1,438
Legg Mason, Incorporated                     200        10,000
Lehman Brothers Holdings,
  Incorporated                               300        28,369
Leucadia National Corporation                100         2,281
Liberte Investors, Incorporated              200           638
Liberty Financial Companies,
  Incorporated                               100         2,194
LL&E Royalty Trust                           300           938
Loudeye Technologies, Incorporated           100         1,744
Malan Realty Investments,
  Incorporated                               200         2,787
Matrixone, Incorporated                      100         4,062
MB Financial, Incorporated                   100         1,225
Medallion Financial Corporation              100         1,544

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES- CONTINUED
MerchantOnline.com, Incorporated *           200        $1,525
Merrill Lynch & Company, Incorporated      1,000       115,000
Metris Companies, Incorporated               150         3,769
Mid-Atlantic Realty Trust SBI                200         2,000
Morgan Keegan, Incorporated                  100         1,475
Morgan Stanley Dean Witter & Company       3,000       249,750
National Bankshares, Incorporated            100         1,650
National Discount Brokers Group              100         3,187
National Health Realty, Incorporated         300         2,419
Nationwide Financial
  Services, Incorporated                     100         3,287
NCO Group, Incorporated                      100         2,312
net.Genesis Corporation *                    100         1,806
Net2000 Communication, Incorporated *        100         1,638
Neuberger Berman, Incorporated               100         4,650
Niku Corporation *                           200         6,750
North European Oil Royalty Trust             100         1,588
NOVA Corporation *                           200         5,587
Nvest LP                                     100         3,787
On2 Common, Incorporated                     100           513
Onvia Common, Incorporated                   200         1,725
OTG Software, Incorporated *                 100         2,856
Ottawa Financial Corporation                 110         1,870
Paine Webber Group, Incorporated             400        18,200
Palm, Incorporated *                       1,500        50,062
Peoples Bancshares, Incorporated             100         1,525
Permian Basin Royalty Trust                  300         1,444
Philips International Realty
  Corporation                                100         1,738
Photogen Technologies, Incorporated *        100           831
Pioneer Group, Incorporated *                100         4,237
PMC Capital, Incorporated                    100           975
Queens County Bancorp                        100         1,844
Radian Group, Incorporated                   100         5,175
Ramco Gershenson Properties Trust SBI        200         3,087
Regions Financial Corporation                600        11,925
Register.com, Incorporated *                 100         3,056
ReliaStar Financial Corporation              200        10,487
Rental Way, Incorporated *                   100         2,919
Resource America, Incorporated               100           653
Resource Asset Investment Trust              100         1,100
Resource Bancshares Mortgage
  Group, Incorporated                        300         1,256
Richmond County Financial
  Corporation                                100         1,912
Roberts Realty Investments,
  Incorporated                               200         1,425
Sabine Realty Trust                          100         1,606
San Juan Basin Royalty Trust                 100         1,000
Selectica, Incorporated *                    100         7,006
Siebert Financial Corporation                100           700
Sizeler Property Investments,
  Incorporated                               300         2,250
Sterling Bancshares, Incorporated            100         1,081


                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES- CONTINUED
Switchboard, Incorporated *                  100        $1,000
Tarragon Realty Investments,
  Incorporated                               100         1,050
TC Pipelines LP                              100         1,650
TCF Financial Corporation                    200         5,137
TD Waterhouse Group, Incorporated *        1,000        17,312
The CIT Group, Incorporated                  700        11,375
The Intercept Group, Incorporated *          100         1,700
Thornburg Mortgage Asset Corporation         100           719
Transcontinental Realty Investments          100         1,219
Triad Guaranty, Incorporated *               100         2,294
Twilight Productions, Ltd. *                 300         1,013
United Asset Management Corporation          200         4,675
United Investments Realty Trust              300         1,772
Universal Access, Incorporated *             200         4,900
Uproar, Incorporated *                       100           744
UTStarcom, Incorporated *                    200         6,075
Versat, Incorporated                         100         4,031
Waddell & Reed Financial,
  Incorporated, Class A                      100         3,281
Waddell & Reed Financial,
  Incorporated, Class B                      100         2,906
Webster Financial Corporation                100         2,219
Wells Fargo & Company                      4,400       170,500
WFS Financial, Incorporated                  100         1,725
WIT Soundview Group, Incorporated *          200         2,147
Zemex Corporation                            100           750
Ziegler Companies, Incorporated              100         1,563
                                                     ---------
                                                     2,739,333

FOOD & BEVERAGES - 2.41%
Alico, Incorporated                          100         1,588
American Italian Pasta
  Company, Class A *                         100         2,069
Archer-Daniels-Midland Company             1,600        15,700
Aurora Foods, Incorporated *                 200           800
Beringer Wine Estates
  Holdings, Class B *                        100         3,531
Bestfoods                                    700        48,475
Bob Evans Farms, Incorporated                100         1,494
Bridgford Foods Corporation                  100         1,200
Brown Forman Corporation, Class A            100         5,275
Bush Boake Allen, Incorporated *             100         4,375
Campbell Soup Company                      1,100        32,037
Chiquita Brands
  International, Incorporated                300         1,181
Coca-Cola Enterprises, Incorporated        1,100        17,944
ConAgra, Incorporated                      1,300        24,781
Corn Products International,
  Incorporated                               100         2,650
Dean Foods Company                           100         3,169
Del Monte Foods Company *                    200         1,363
Dole Food, Incorporated                      200         3,275
Dreyers Grand Ice Cream, Incorporated        100         2,100
Earthgrains Company                          100         1,944
Fleming Companies, Incorporated              100         1,306
Flowers Industries, Incorporated             300         5,981

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
FOOD & BEVERAGES - CONTINUED
General Mills, Incorporated                  800       $30,600
H.J. Heinz Company                           900        39,375
Hain Celestial Group, Incorporated *         100         3,669
Hershey Foods Corporation                    400        19,400
Hines Horticulture, Incorporated             100           681
Hormel Foods Corporation                     400         6,725
IBP, Incorporated                            300         4,631
International Home Foods,
  Incorporated *                             200         4,188
International Multifoods Corporation         100         1,731
Interstate Bakeries Corporation              200         2,800
J.M. Smucker Company, Class A                100         1,925
J.M. Smucker Company, Class B                100         1,875
Keebler Foods Company                        200         7,425
Kellogg Company                            1,100        32,725
Lance, Incorporated                          100           900
Maui Land & Pineapple, Incorporated          100         2,263
McCormick & Company, Incorporated            200         6,500
Michael Foods, Incorporated                  100         2,450
Nabisco Group Holding Corporation            900        23,344
Nabisco Holdings Corporation, Class A        100         5,250
National Beverage Corporation                100           813
Pepsi Bottling Group, Incorporated           400        11,675
PepsiAmericas, Incorporated *                300           900
PepsiCo, Incorporated                      3,900       173,306
Pilgrims Pride Corporation                   100           713
Quaker Oats Company                          300        22,537
Ralcorp Holdings, Incorporated *             100         1,225
Ralston Purina Company                       800        15,950
Sanderson Farms, Incorporated                100           800
Sara Lee Corporation                       2,400        46,350
Smithfield Foods, Incorporated *             200         5,612
Suiza Foods Corporation *                    100         4,888
Supervalu, Incorporated                      400         7,625
Sysco Corporation                            900        37,912
Tasty Baking Corporation                     100         1,281
The Coca-Cola Company                      6,600       379,087
Tootsie Roll Industries, Incorporated        100         3,500
Triarc Companies,
  Incorporated, Class A *                    100         2,050
Tyson Foods, Incorporated, Class A           600         5,250
United Natural Foods, Incorporated *         100         1,375
Universal Foods Corporation                  100         1,850
Whitman Corporation                          400         4,950
Wm. Wrigley Jr. Company                      300        24,056
                                                     ---------
                                                     1,134,400

FOREST PRODUCTS - 0.13%
Caraustar Industries, Incorporated           100         1,513
Georgia-Pacific Corporation                  400        10,500
Georgia-Pacific Corporation
  (Timber Group)                             200         4,325
Johns Manville Corporation                   400         5,275
Louisiana Pacific Corporation                300         3,262
Pope & Talbot, Incorporated                  100         1,600
Rayonier, Incorporated                       100         3,587
Universal Fast Products, Incorporated        100         1,375


                                          SHARES         VALUE
                                          ------         -----
FOREST PRODUCTS - CONTINUED
Wausau-Mosinee Paper Corporation             200        $1,713
Weyerhaeuser Company                         600        25,800
                                                     ---------
                                                        58,950

FUNERAL SERVICES - 0.00%
Stewart Enterprises,
  Incorporated, Class A                      300         1,059
                                                     ---------

FURNITURE & FIXTURES - 0.04%
Advanced Lighting
  Technologies, Incorporated *               100         1,850
Beach Couch, Incorporated *                  200           913
Ethan Allen Interiors, Incorporated          100         2,400
Furniture Brands
  International, Incorporated *              100         1,512
La-Z-Boy, Incorporated                       200         2,800
Leggett & Platt, Incorporated                500         8,250
Steelcase, Incorporated                      100         1,700
                                                     ---------
                                                        19,425

GAS & PIPELINE UTILITIES - 0.86%
AGL Resources, Incorporated                  100         1,594
American Water Works Company,
  Incorporated                               200         5,000
Atmos Energy Corporation                     100         1,750
Azurix Corporation *                         300         2,100
California Water Service Group               100         2,425
Cascade Natural Gas Corporation              100         1,669
Chesapeake Utilities Corporation             100         1,775
Coastal Corporation                          600        36,525
Columbia Energy Group                        200        13,125
Cooper Cameron Corporation *                 100         6,600
Delta Natural Gas, Incorporated              100         1,525
Eastern Enterprises                          100         6,300
El Paso Energy Corporation                   600        30,562
El Paso Energy Partners LP                   100         2,438
Energen Corporation                          100         2,181
Enron Corporation                          1,900       122,550
Equitable Resources, Incorporated            100         4,825
Fall River Gas Company *                     100         2,200
Keyspan Corporation                          300         9,225
Kinder Morgan, Incorporated                  300        10,369
Louis Dreyfus Natural Gas
  Corporation                                100         3,131
MCN Energy Group, Incorporated               200         4,275
National Fuel Gas Company                    100         4,875
NICOR, Incorporated                          100         3,262
NiSource, Incorporated                       300         5,587
Northwestern Corporation                     100         2,313
Ocean Energy, Incorporated *                 500         7,094
ONEOK, Incorporated                          100         2,594
Peoples Energy Corporation                   100         3,237
Philadelphia Suburban Corporation            100         2,050
Piedmont Natural Gas, Incorporated           100         2,656
Questar Corporation                          200         3,875
RGC Resources, Incorporated                  100         1,763
Scana Corporation                            200         4,825
Semco Energy, Incorporated                   100         1,300
Sempra Energy                                500         8,500
Sierra Pacific Resources                     200         2,513
Southern Union Company *                     100         1,581
Southwest Gas Corporation                    100         1,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
GAS & PIPELINE UTILITIES - CONTINUED
Southwest Water Company                      100        $1,300
Southwestern Energy Company                  100           625
Transmontaigne, Incorporated *               100           613
UGI Corporation                              100         2,050
United Water Resources, Incorporated         100         3,487
Utilicorp United, Incorporated               200         3,975
Washington Gas Light Company,                100         2,406
Western Gas Resources, Incorporated          100         2,100
Western Resources, Incorporated              200         3,100
Williams Companies, Incorporated           1,200        50,025
York Water Company                           100         1,500
                                                     ---------
                                                       403,100

GOLD - 0.04%
Battle Mountain Gold Company *               500         1,094
Freeport McMoran Copper &
  Gold, Incorporated, Class B *              400         3,700
Global Industries, Incorporated *            300         5,662
Homestake Mining Company                     700         4,812
Meridian Gold, Incorporated                  300         1,838
                                                     ---------
                                                        17,106

HOMEBUILDERS - 0.07%
Castle & Cooke, Incorporated                 100         1,931
Centex Corporation                           200         4,700
Champion Enterprises, Incorporated *         200           975
Clayton Homes, Incorporated                  400         3,200
Crossmann Communities, Incorporated *        100         1,650
D.R. Horton, Incorporated                    200         2,712
Fairfield Communities, Incorporated *        100           788
Hovnanian Enterprises, Incorporated *        100           600
Kaufman & Broad Home Corporation             100         1,981
Lennar Corporation                           100         2,025
M.D.C. Holdings, Incorporated                100         1,863
Pulte Corporation                            100         2,163
Ryland Group, Incorporated                   100         2,213
Toll Brothers, Incorporated *                100         2,050
Walter Industries, Incorporated              200         2,287
                                                     ---------
                                                        31,138

HOTELS & RESTAURANTS - 0.60%
Applebees International, Incorporated        100         3,031
Argosy Gaming Corporation *                  100         1,438
Aztar Corporation *                          100         1,550
Bally Total Fitness Holding
  Corporation *                              100         2,537
Boyd Gaming Corporation *                    200         1,113
Brinker International, Incorporated *        200         5,850
Buca, Incorporated *                         100         1,562
Buffets, Incorporated *                      100         1,269
CBRL Group, Incorporated                     200         2,937
Chart House Enterprises, Incorporated *      200         1,100
Cheesecake Factory *                         150         4,125
Choice Hotels, Incorporated *                100           994
Consolidated Products, Incorporated *        100           900
Darden Restaurants, Incorporated             300         4,875
Extended Stay America, Incorporated *        300         2,775


                                          SHARES         VALUE
                                          ------         -----
HOTELS & RESTAURANTS - CONTINUED
Frischs Restaurants, Incorporated            100        $1,050
Hilton Hotels Corporation                  1,000         9,375
IHOP Corporation *                           100         1,675
International Speedway Corporation           100         4,150
Isle of Capri Casinos, Incorporated *        100         1,356
Jack In the Box, Incorporated *              100         2,462
Landrys Seafood Restaurant,
  Incorporated *                             100           850
Lone Star Steakhouse & Saloon                100         1,013
Mandalay Resort Group                        200         4,000
Marcus Corporation                           100         1,213
Marriott International,
  Incorporated, Class A                      600        21,637
McDonalds Corporation                      3,600       118,575
MGM Grand, Incorporated                      300         9,637
NPC International, Incorporated *            100           897
O'Charley's, Incorporated *                  100         1,363
Outback Steakhouse, Incorporated             200         5,850
Panera Bread Company, Class A *              100         1,013
Papa Johns International,
  Incorporated *                             100         2,450
Ruby Tuesday, Incorporated                   200         2,512
Ryan's Family Steak Houses,
  Incorporated *                             100           844
Scientific Games Holdings
  Corporation *                              100         2,456
Shuffle Master, Incorporated *               100         1,438
Sizzler International, Incorporated *        300           769
Sodexho Marriott Services,
  Incorporated                               200         3,200
Sonic Corporation *                          100         2,937
Starwood Hotels & Resorts
  SBI, Class B                               500        16,281
Station Casinos, Incorporated *              100         2,500
Ticketscom, Incorporated *                   200           681
Trendwest Resorts, Incorporated *            100         1,612
Tricon Global Restaurants,
  Incorporated *                             400        11,300
Uno Restaurant Corporation *                 100         1,069
Wendy's International, Incorporated          300         5,344
WMS Industries, Incorporated                 100         1,544
Wyndham International,
  Incorporated, Class A                      600         1,500
Xcelera.com, Incorporated *                  100         3,400
                                                     ---------
                                                       284,009

HOUSEHOLD APPLIANCES - 0.15%
3DO Company *                                100           784
A.T. Cross Company *                         200           988
American Standard Companies,
  Incorporated *                             200         8,200
Applica, Incorporated *                      100         1,131
Bassett Furniture Industries,
  Incorporated                               100         1,262
Blyth Industries, Incorporated *             100         2,950
California Coastal Community,
  Incorporated *                             200         1,175
Chromcraft Revington, Incorporated *         100         1,163
Consolidated Tomoka Land Company             100         1,212
Drew Industries, Incorporated *              100           788
Earthlink, Incorporated *                    300         4,631
Eastern Company                              100         1,300

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
HOUSEHOLD APPLIANCES - CONTINUED
Excelon Corporation *                        100          $794
Falcon Products, Incorporated                100           950
Fedders Corporation                          200           925
Fedders USA, Incorporated                    200         1,163
Flexsteel Industries, Incorporated           100         1,225
HON Industries, Incorporated                 200         4,700
International Aluminum Corporation           100         1,725
Lesco, Incorporated                          100         1,519
Lifetime Hoan Corporation                    100           800
Maytag Corporation                           200         7,375
Mission West Properties, Incorporated        100         1,050
Palm Harbor Homes, Incorporated *            100         1,450
Proxicom, Incorporated *                     100         4,787
Standard Pacific Corporation                 100         1,000
Stratus Properties, Incorporated *           200           850
Sunbeam Corporation *                        400         1,375
Transtechnology Corporation                  100         1,100
Tuscarora, Incorporated                      100         1,562
Westpoint Stevens, Incorporated              100         1,113
Whirlpool Corporation                        200         9,325
                                                     ---------
                                                        70,372

HOUSEHOLD PRODUCTS - 0.99%
Black & Decker Corporation                   200         7,862
Boyds Collection, Ltd. *                     200         1,700
Church & Dwight, Incorporated                100         1,800
Clorox Company                               600        26,887
Colgate-Palmolive Company                  1,500        89,812
Department 56, Incorporated *                100         1,100
Dial Corporation                             300         3,113
Fortune Brands, Incorporated                 400         9,225
Gillette Company                           2,800        97,825
Graphic Packaging
  International Corporation *                200           425
Lancaster Colony Corporation                 100         1,919
Martha Stewart Living,
  Incorporated, Class A                      100         2,200
Oakley, Incorporated *                       200         2,300
Playtex Products, Incorporated *             200         2,263
Procter & Gamble Company                   3,500       200,375
Snap-On, Incorporated                        200         5,325
The Stanley Works                            200         4,750
Topps, Incorporated *                        200         2,300
Tupperware Corporation                       200         4,400
                                                     ---------
                                                       465,581

INDUSTRIAL MACHINERY - 0.54%
ABC Rail Products Corporation *              100           800
AGCO Corporation                             200         2,450
Alamo Group, Incorporated                    100         1,250
Albany International
  Corporation, Class A *                     100         1,450
Allmerica Financial Corporation              100         5,237
Ampco-Pittsburgh Corporation                 100         1,113
Applied Power, Incorporated                  100         3,350
AptarGroup, Incorporated                     100         2,700
Blout International, Incorporated *          100           769
Briggs & Stratton Corporation                100         3,425
Cascade Corporation                          100         1,194
CE Franklin, Ltd. *                          100           744
Circor International, Incorporated           100           819
Cognex Corporation *                         100         5,175


                                          SHARES         VALUE
                                          ------         -----
INDUSTRIAL MACHINERY - CONTINUED
Crane Company                                200        $4,862
Cummins Engine, Incorporated                 100         2,725
Deere & Company                              600        22,200
Dionex Corporation *                         100         2,675
Dover Corporation                            500        20,281
Esco Electrons Corporation *                 100         1,700
Flow International Corporation *             100         1,000
Flowserve Corporation *                      100         1,506
Gardner Denver, Incorporated *               100         1,787
GenTek, Incorporated                         100         1,119
Graco, Incorporated                          100         3,250
Hardinge Brothers, Incorporated              100         1,044
Hartcourt Companies, Incorporated            100           819
Idex Corporation                             100         3,156
Illinois Tool Works, Incorporated            800        45,600
Ingersoll-Rand Company                       400        16,100
Kaydon Corporation                           100         2,100
Kennameta, Incorporated                      100         2,144
LIC Industries, Incorporated                 100           963
Lindsay Manufacturing Company                100         1,962
Lone Star Technologies, Incorporated         100         4,625
Manitowoc, Incorporated                      100         2,675
Mettler-Toledo International,
  Incorporated                               100         4,000
NN, Incorporated                             100         1,050
Osmonics, Incorporated                       100           925
Osteotech, Incorporated                      100         1,050
Pall Corporation                             300         5,550
Parker-Hannifin Corporation                  300        10,275
Pentair, Incorporated                        100         3,550
Polymer Group, Incorporated                  100           925
Presstek, Incorporated *                     100         1,631
Quixote Corporation                          100         1,500
Roanoke Electric Steel Corporation           100         1,250
Semitool, Incorporated *                     100         1,731
Specialty Equipment
  Companies, Incorporated *                  100         2,712
SPX Corporation *                            100        12,094
Stewart & Stevenson Services,
  Incorporated                               100         1,506
Thermo Electron Corporation *                400         8,425
Thermo Fibertek, Incorporated *              200           950
Titan International,
  Incorporated Illinois                      100           531
Tredegar Industries, Incorporated            100         1,900
U.S. Industries, Incorporated                200         2,425
UNOVA, Incorporated *                        200         1,463
Valmont Industries, Incorporated             100         1,987
Viasystems Group, Incorporated               400         6,475
Watts Industries, Incorporated               100         1,263
York International Corporation               100         2,525
                                                     ---------
                                                       252,462

INSURANCE - 3.03%
21St Century Insurance Group                 200         3,150
Aetna, Incorporated                          400        25,675
AFLAC, Incorporated                          700        32,156
Alfa Corporation                             100         1,750
Allcity Insurance Company *                  100           700
Allstate Corporation                       2,100        46,725
Ambac Financial Group, Incorporated          200        10,962

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
INSURANCE- CONTINUED
American Financial Group,
  Incorporated                               200        $4,962
American General Corporation                 600        36,600
American International Group,
  Incorporated                             4,100       481,750
Amerus Life Holdings, Incorporated           100         2,063
Aon Corporation                              700        21,744
Argonaut Group, Incorporated                 100         1,713
AXA Financial, Incorporated                1,100        37,400
Baldwin & Lyons, Incorporated                100         1,706
Berkshire Hathaway,
  Incorporated, Class A *                      4       215,200
CenturyBusiness Services,
  Incorporated *                             300           581
Chubb Corporation                            500        30,750
CIGNA Corporation                            400        37,400
Cincinnati Financial Corporation             400        12,575
CNA Financial Corporation *                  500        17,000
CNA Surety Corporation                       100         1,194
Commerce Group, Incorporated                 100         2,950
Conseco, Incorporated                        900         8,775
Donegal Group, Incorporated                  100           575
EMC Insurance Group, Incorporated            100           875
Equifax, Incorporated                        400        10,500
Erie Indemnity Company, Class A              200         6,300
Everest Reinsurance Group, Ltd.              100         3,287
FBL Financial Group, Incorporated            100         1,575
Fidelity National Financial
  Corporation                                200         3,662
First American Financial Corporation         200         2,863
Foundation Health System,
  Incorporated *                             300         3,900
Fremont General Corporation                  200           788
Great American Financial
  Resources, Incorporated                    100         1,769
Harleysville Group, Incorporated             100         1,675
Hartford Financial Services
  Group, Incorporated                        600        33,562
HCC Insurance Holdings, Incorporated         100         1,888
Highlands Insurance Group,
  Incorporated                               100           938
Horace Mann Educators Corporation            100         1,500
HSB Group, Incorporated                      100         3,112
Independence Holding Company                 100         1,225
Jefferson-Pilot Corporation                  300        16,931
Landamerica Financial Group,
  Incorporated                               100         2,294
Liberty Corporation                          100         4,200
Lincoln National Corporation                 500        18,062
Loews Corporation                            300        18,000
Manulife Financial Corporation             1,300        23,156
Marsh & McLennan Companies,
  Incorporated                               700        73,106
MBIA, Incorporated                           300        14,456
Medical Assurance, Incorporated *            100         1,125
MEEMIC Holdings, Incorporated                100         1,813
Mercury General Corporation                  100         2,363
Meridian Insurance Group,
  Incorporated                               100         1,200
MGIC Investment Corporation                  300        13,650
Mony Group, Incorporated                     100         3,381


                                          SHARES         VALUE
                                          ------         -----
INSURANCE- CONTINUED
Navigators Group, Incorporated *             100          $900
Ohio Casualty Corporation                    200         2,125
Old Republic International
  Corporation                                300         4,950
Philadelphia Consolidated
  Holding Corporation *                      100         1,681
PICO Holdings, Incorporated *                100         1,406
PMI Group, Incorporated                      100         4,750
Presidential Life Corporation                100         1,388
Progressive Corporation                      200        14,800
Protective Life Corporation                  200         5,325
PXRE Group, Ltd.                             100         1,350
Reinsurance Group America,
  Incorporated                               100         3,013
Reliance Group Holdings, Incorporated        400           300
SAFECO Corporation                           300         5,962
Selective Insurance Group,
  Incorporated                               100         1,900
St. Paul Companies, Incorporated             600        20,475
Stancorp Financial Group,
  Incorporated                               100         3,212
State Auto Financial Corporation             100         1,188
Stewart Information Services
  Corporation *                              100         1,463
The MIIX Group, Incorporated                 100         1,200
Torchmark, Incorporated                      300         7,406
Transatlantic Holdings, Incorporated         100         8,375
Trenwick Group, Incorporated                 100         1,456
UICI *                                       200         1,313
Unitrin, Incorporated                        200         5,875
Universal American Financial
  Corporation *                              200           800
UNUMProvident Corporation                    600        12,037
W.R. Berkley Corporation                     100         1,875
                                                     ---------
                                                     1,425,737

INTERNATIONAL OIL - 0.63%
Chevron Corporation                        1,700       144,181
Halliburton Company                        1,200        56,625
Nabors Industries, Incorporated              400        16,625
Texaco, Incorporated                       1,400        74,550
Trico Marine Services, Incorporated          100         1,275
Varco International, Incorporated *          242         5,627
                                                     ---------
                                                       298,883

INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - 2.97%
24/7 Media, Incorporated &                   100         1,563
About.com, Incorporated *                    100         3,150
Agile Software Corporation *                 100         7,069
Akamai Technologies, Incorporated *          300        35,620
Alteon Websystems, Incorporated *            100        10,006
America Online, Incorporated *             6,100       321,775
Appliedtheory Corporation *                  100         1,500
AppNet, Incorporated *                       100         3,600
Ariba, Incorporated *                        500        49,023
Art Technology Group, Incorporated *         200        20,187
Ask Jeeves, Incorporated *                   100         1,806
At Home Corporation, Series A *              900        18,675

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - CONTINUED
Avenue A., Incorporated *                    200        $1,763
Backweb Technologies, Ltd.                   100         2,287
Be Free, Incorporated *                      200         1,800
Bluestone Software, Incorporated *           100         2,569
BroadVision, Incorporated *                  700        35,569
Buy.com, Incorporated *                      400         2,012
C-bridge Internet Solutions,
  Incorporated *                             100         1,738
Cacheflow, Incorporated *                    100         6,156
Cais Internet, Incorporated *                100         1,406
Calico Commerce, Incorporated *              100         1,625
CareInsite, Incorporated *                   200         3,575
Chordiant Software, Incorporated *           100         1,663
Clarent Corporation *                        100         7,150
CMG Information Services,
  Incorporated *                             700        32,069
Commerce One, Incorporated *                 400        18,156
Covad Communications Group,
  Incorporated *                             400         6,450
Critical Path, Incorporated *                200        11,662
Cybernet Internet Services
  International *                            100           531
Data Return Corporation *                    100         2,900
Digex, Incorporated, Class A *               100         6,794
Digital Courier Technologies *               100           638
Digital Impact, Incorporated *               100         1,413
Digital Insight Corporation *                100         3,400
Digital Islands, Incorporated *              200         9,725
Digital River, Incorporated *                100           769
DigitalThink, Incorporated *                 100         3,587
DoubleClick, Incorporated *                  300        11,437
DSL.net, Incorporated *                      200         2,062
e-Medsoft.com *                              200         1,600
Egain Communications Corporation *           100         1,213
Elcom International, Incorporated *          100           688
Emerge Interactive, Incorporated *           100         1,794
Engage, Incorporated *                       300         3,881
Entrade, Incorporated *                      100           706
Epiphany, Incorporated *                     100        10,719
Eprise Corporation *                         100         1,644
Eventures Group, Incorporated *              100         1,550
Exodus Communications, Incorporated *      1,000        46,062
Extensity, Incorporated *                    100         3,425
F5 Networks, Incorporated *                  100         5,456
Firepond, Incorporated *                     100         3,600
Freemarkets, Incorporated *                  100         4,744
Getthere.com, Incorporated *                 100         1,056
Globix Corporation *                         100         2,931
Go.com *                                     100         1,194
Go2Net, Incorporated *                       100         5,031
GoTo.com, Incorporated *                     100         1,531
GRIC Communications, Incorporated *          100         1,794
High Speed Access Corporation                200         1,313
HomeStore.com, Incorporated *                200         5,837
Hotjobs.com, Ltd.                            100         1,381
IJNT.net, Incorporated                       100           463
Imanage, Incorporated *                      100           994
Information Architects Corporation *         100           694
Inktomi Corporation *                        300        35,475
Interliant, Incorporated *                   100         2,331
Internet Capital Group, Incorporated *       700        25,911
Interworld Corporation *                     100         2,050


                                          SHARES         VALUE
                                          ------         -----
INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - CONTINUED
Interwoven, Incorporated *                   100       $10,998
Intranet Solutions, Incorporated *           100         3,837
Intraware, Incorporated                      100         1,606
ITXC Corporation *                           100         3,541
iVillage, Incorporated *                     100           844
Juniper Networks, Incorporated *             800       116,450
Juno Online Services, Incorporated *         100         1,075
Keynote Systems, Incorporated *              100         7,056
Lante Corporation *                          100         2,044
Liberate Technologies                        200         5,862
LifeF/X, Incorporated                        100         1,763
Lifeminders, Incorporated *                  100         2,956
Liquid Audio, Incorporated                   100           947
Looksmart, Ltd.                              200         3,700
Lycos, Incorporated                          300        16,200
Macromedia, Incorporated                     100         9,669
Mail.com, Incorporated, Class A              100           569
Mapquest.com, Incorporated                   100         1,656
Marimba, Incorporated                        100         1,394
Mcy.com, Incorporated                        200         1,438
Media Metrix, Incorporated                   100         2,544
Mediaplex, Incorporated *                    100         1,931
Medicalogic, Incorporated                    164         1,517
Messagemedia, Incorporated *                 200           700
MP3.com, Incorporated                        200         2,712
Multex Systems, Incorporated                 100         2,519
Mypoints.com, Incorporated                   100         1,895
National Information Consortium *            200         2,275
Navisite, Incorporated *                     200         8,362
NBC Internet, Incorporated, Class A          100         1,250
Neoforma.com, Incorporated *                 200         1,406
Net Perceptions, Incorporated *              100         1,588
Netcentives, Incorporated *                  100         1,863
NetObjects, Incorporated *                   100           913
Netpliance, Incorporated *                   200         1,825
Netratings, Incorporated *                   100         2,562
Network Commerce, Incorporated *             200         1,100
Netzee, Incorporated *                       100           572
Netzero, Incorporated *                      300         1,566
Northpoint Communications Holdings *         400         4,475
Open Market, Incorporated                    100         1,381
Organic, Incorporated                        200         1,950
PC-Tel, Incorporated *                       100         3,800
Persistence Software, Incorporated *         100         1,813
Phone.com, Incorporated *                    200        13,025
Portal Software, Incorporated *              400        25,550
Preview Systems, Incorporated *              100         1,300
Priceline.com, Incorporated *                500        18,992
Primus Knowledge Solutions,
  Incorporated *                             100         4,500
PSINet, Incorporated *                       490        12,311
PurchasePro.com, Incorporated *              100         4,100
Quokka Sports, Incorporated *                200         1,606
Ramp Networks, Incorporated *                100         1,188
Rare Medium Group, Incorporated *            100         1,581
Real Networks, Incorporated *                400        20,225
Retek, Incorporated *                        100         3,200
Rhythms Net Connections, Incorporated *      200         2,512
S1 Corporation *                             100         2,331

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
INTERNET CONTENT, SOFTWARE &
INFRASTRUCTURE - CONTINUED
Safeguard Scientifics, Incorporated *        300        $9,619
Scient Corporation *                         200         8,825
Sciquest.com, Incorporated *                 100         1,144
Softnet Systems, Incorporated *              100           963
Software.com, Incorporated *                 100        12,987
Spyglass, Incorporated *                     100         3,131
Stamps.com, Incorporated *                   100           731
Starmedia Network, Incorporated *            200         3,775
Telescan, Incorporated *                     100           731
TIBCO Software, Incorporated *               500        53,617
Ticketmaster Online
  Citysearch, Class B *                      100         1,594
Trizetto Group, Incorporated *               100         1,619
Tumbleweed Communications
  Corporation *                              100         5,087
US Interactive, Incorporated *               100         1,294
USinternetworking, Incorporated *            300         6,131
Verio, Incorporated                          200        11,097
VerticalNet, Incorporated                    200         7,387
VIA NET. WORKS, Incorporated                 100         1,544
Viador, Incorporated                         100         1,588
Viant Corporation                            100         2,962
Vicinity Corporation                         100         1,963
Vignette Corporation                         500        26,008
Vitria Technology, Incorporated              300        18,337
Voyager.net, Incorporated                    100           800
Watchguard Technologies, Incorporated        100         5,494
Webmethods, Incorporated                     100        15,719
Women.com Networks, Incorporated             200           413
Worldgate Communications,
  Incorporated                               100         1,775
Ziff-Davis, Incorporated                     200         1,800
                                                     ---------
                                                     1,398,628

INVESTMENT COMPANIES - 0.32%
Advest Group, Incorporated                   100         2,094
Affiliated Managers Group,
  Incorporated *                             100         4,550
American Capital Strategies, Ltd.            100         2,388
B2B Internet Holdrs Trust, ADR             2,700       111,206
Eaton Vance Corporation                      100         4,625
Federated Investors,
  Incorporated, Class B                      200         7,012
Muniholdings Florida Insured Fund            100         1,100
Phoenix Investment Partners, Ltd.            200         2,100
Raymond James Financial, Incorporated        100         2,250
Stifel Financial Corporation                 100         1,050
T. Rowe Price & Associates,
  Incorporated                               300        12,750
                                                     ---------
                                                       151,125

LEISURE TIME - 0.67%
Action Performance Companies,
  Incorporated *                             100           725
Ambassadors International,
  Incorporated *                             100         1,575
American Classic Voyages Company *           100         2,062
Arctic Cat, Incorporated                     100         1,188
B Corporation                                300         4,969


                                          SHARES         VALUE
                                          ------         -----
LEISURE TIME - CONTINUED
Blockbuster, Incorporated, Class A           100          $969
Boca Resorts, Incorporated *                 100           988
Callaway Golf Company                        200         3,262
Cedar Fair LP                                100         1,925
Championship Auto Racing Team *              100         2,550
Cheap Tickets, Incorporated *                100         1,200
Chyron Corporation *                         100           288
Concord Camera Corporation *                 100         2,087
Dover Downs Entertainment,
  Incorporated                               100         1,400
Gaylord Entertainment Company                100         2,150
Handleman Company                            100         1,250
Harrahs Entertainment, Incorporated          300         6,281
Hasbro, Incorporated                         500         7,531
Hollywood Entertainment Corporation          200         1,575
International Game Technology *              200         5,300
International Speedway
  Corporation, Class B                       100         4,137
Loews Cineplex Entertainment
  Corporation                                200           638
Marval Enterprises, Incorporated *           200         1,250
Metro Goldwyn Mayer, Incorporated            500        13,062
Musicland Stores, Incorporated               100           744
Park Place Entertainment Corporation *       800         9,750
Penn National Gaming, Incorporated *         100         1,362
Pinnacle Entertainment, Incorporated *       100         1,944
Premier Parks, Incorporated *                200         4,550
SFX Entertainment,
  Incorporated, Class A *                    200         9,062
Speedway Motorsports, Incorporated *         100         2,300
Sturm Ruger & Company, Incorporated          100           888
The Walt Disney Company                    5,500       213,469
THQ, Incorporated *                          100         1,219
Vail Resorts, Incorporated *                 100         1,631
                                                     ---------
                                                       315,281

LIQUOR - 0.23%
Adolph Coors Company, Class B                100         6,050
Anheuser-Busch Companies,
  Incorporated                             1,200        89,625
Brown Forman Corporation, Class B            200        10,750
                                                     ---------
                                                       106,425

METAL & METAL PRODUCTS - 0.02%
Amcast Industrial Corporation                100           875
Metals USA, Incorporated                     100           469
Mueller Industry, Incorporated               100         2,800
Timken Company                               200         3,725
Wolverine Tube, Incorporated                 100         1,700
                                                     ---------
                                                         9,569

MINING - 0.08%
A.M. Castle Company                          100           831
Alliance Resource Partners LP *              100         1,513
Arch Coal, Incorporated                      200         1,538
Authoriszor, Incorporated *                  100         1,050
Brush Wellman, Incorporated                  100         1,562
Century Aluminum Company                     100         1,088
Freeport McMoran Copper &
  Gold, Incorporated, Class A *              200         1,825
Gibraltor Steel Corporation *                100         1,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
MINING - CONTINUED
Kaiser Aluminum Corporation *                300        $1,200
Lincoln Electric Holding, Incorporated       100         1,425
MSI Holdings, Incorporated                   100           906
National Steel Corporation, Class B          100           419
Newmont Mining Corporation                   400         8,650
Phelps Dodge Corporation                     200         7,437
Rouge Industries, Incorporated               200           600
RTI International Metals,
  Incorporated *                             100         1,138
Shiloh Industries, Incorporated *            100           956
Stillwater Mining Company *                  100         2,787
Synalloy Corporation                         100           711
UCAR International, Incorporated *           100         1,306
Weirton Steel Corporation                    100           325
WHX Corporation                              100           550
                                                     ---------
                                                        39,217

MOBILE HOMES - 0.01%
Coachmen Industries, Incorporated            100         1,150
Fleetwood Enterprises, Incorporated          100         1,425
Oakwood Homes Corporation                    300           544
                                                     ---------
                                                         3,119

NEWSPAPERS - 0.24%
Central Newspapers,
  Incorporated, Class A                      100         6,325
Dow Jones & Company, Incorporated            200        14,650
Gannett, Incorporated                        700        41,869
Journal Register Company *                   100         1,825
Knight-Ridder, Incorporated                  200        10,638
Lee Enterprises, Incorporated                100         2,331
New York Times Company, Class A              400        15,800
Tribune Company                              600        21,000
                                                     ---------
                                                       114,438

OFFICE FURNISHINGS & SUPPLIES - 0.09%
Avery Dennison Corporation                   300        20,137
Ikon Office Solutions, Incorporated          400         1,550
Kimball International,
  Incorporated, Class B                      100         1,475
Miller Herman, Incorporated                  200         5,175
Office Depot, Incorporated *                 900         5,625
Office Max, Incorporated *                   300         1,500
Reynolds & Reynolds Company, Class A         200         3,650
Standard Register                            100         1,425
United Stationers, Incorporated *            100         3,238
                                                     ---------
                                                        43,775

PAPER - 0.63%
Boise Cascade Corporation                    200         5,175
Bowater, Incorporated                        100         4,412
Buckeye Technologies, Incorporated *         100         2,194
Chesapeake Corporation                       100         2,963
Consolidated Papers, Incorporated            200         7,312
Crown Pacific Partners LP                    100         1,900
FiberMark, Incorporated *                    100         1,238
Fort James Corporation                       600        13,875
International Paper Company                1,241        37,011
Ivex Packaging Corporation *                 100         1,113
Kimberly-Clark Corporation                 1,500        86,062
Mead Corporation                             300         7,575


                                          SHARES         VALUE
                                          ------         -----
PAPER - CONTINUED
Minnesota Mining &
  Manufacturing Company                    1,000       $82,500
P.H. Glatfelter Company                      100         1,019
Plum Creek Timber Company,
  Incorporated                               200         5,200
Potlatch Corporation                         100         3,312
Rock-Tenn Company, Class A                   100           856
Sealed Air Corporation *                     200        10,475
Smurfit Container Corporation *              600         7,725
US Timberlands Company                       100           975
Westvaco Corporation                         300         7,444
Willamette Industries, Incorporated          300         8,175
                                                     ---------
                                                       298,511

PETROLEUM SERVICES - 0.48%
Apache Corporation                           300        17,644
Baker Hughes, Incorporated                   900        28,800
BJ Services Company *                        200        12,500
Dawson Geophysical Company *                 100         1,125
Diamond Offshore Drilling,
  Incorporated                               400        14,050
ENSCO International, Incorporated            400        14,325
Global Marine, Incorporated *                500        14,094
Hanover Compressor Company                   200         7,600
Kaneb Services, Incorporated *               200           800
Lufkin Industries, Incorporated              100         1,588
Noble Drilling Corporation *                 300        12,356
Oceaneering International,
  Incorporated *                             100         1,900
Pride International, Incorporated *          200         4,950
Pure Resources, Incorporated *                86         1,537
R & B Falcon Corporation *                   500        11,781
Rowan Companies, Incorporated *              200         6,075
Smith International, Incorporated *          100         7,281
Superior Energy Services,
  Incorporated *                             200         2,075
Tesoro Petroleum Corporation *               100         1,013
Tidewater, Incorporated                      100         3,600
Tosco Corporation                            400        11,325
Transocean Offshore, Incorporated            600        32,062
UTI Energy Corporation *                     100         4,012
Veritas DGC, Incorporated                    100         2,600
Weatherford International,
  Incorporated                               300        11,944
                                                     ---------
                                                       227,037

PHOTOGRAPHY - 0.11%
Eastman Kodak Company                        800        47,600
Metromedia International
  Group, Incorporated                        300         1,425
Polaroid Corporation                         100         1,806
                                                     ---------
                                                        50,831

PLASTICS - 0.01%
Medical Manager Corporation *                100         3,406
Milacron, Incorporated                       100         1,450
                                                     ---------
                                                         4,856

POLLUTION CONTROL - 0.03%
Republic Services,
  Incorporated, Class A *                    500         8,000
Stericycle, Incorporated *                   100         2,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES      VALUE
                                                         ------      -----
POLLUTION CONTROL- CONTINUED
Wabtec Corporation                                        200      $  2,075
                                                                   --------
                                                                     12,475

PUBLISHING - 0.72%
American Greetings
  Corporation, Class A                                    200         3,800
Hollinger International,
  Incorporated, Class A                                   200         2,725
Houghton Mifflin Company                                  100         4,669
John H. Harland Company                                   100         1,494
John Wiley & Son, Class A                                 100         2,250
John Wiley & Son, Class B                                 100         2,350
Mail-Well Holdings, Incorporated                          200         1,725
McGraw-Hill Companies Incorporated                        500        27,000
Media General, Incorporated, Class A                      100         4,856
Meredith Corporation                                      100         3,375
Playboy Enterprises, Incorporated, Class B *              100         1,287
Primedia, Incorporated *                                  400         9,100
Readers Digest Association,
  Incorporated, Class A                                   300        11,925
Time Warner, Incorporated                               3,400       258,400
Worldpages.com, Incorporated                              100           600
Ziff-Davis, Incorporated                                  300         2,700
                                                                   --------
                                                                    338,256

RAILROADS & EQUIPMENT - 0.20%
Arkansas Best Corporation *                               100           994
Arnold Industries, Incorporated                           100         1,206
Burlington Northern Santa Fe Corporation                1,200        27,525
CSX Corporation                                           600        12,713
Florida East Coast Indiana, Incorporated                  100         4,000
GATX Corporation                                          100         3,400
J.B. Hunt Transport Services, Incorporated                100         1,544
Knight Transportation, Incorporated *                     100         1,456
Norfolk Southern Corporation                            1,000        14,875
PAM Transportation Services, Incorporated                 100           950
Rollins Truck Leasing Corporation                         200         1,388
Union Pacific Corporation                                 600        22,312
Wisconsin Central
  Transportation Corporation                              100         1,300
                                                                   --------
                                                                     93,663

REAL ESTATE - 0.71%
Aaron Rents, Incorporated, Class A                        100         1,563
AMB Property Corporation                                  200         4,562
American Dream Entertainment, Incorporated *              100           750
American Industrial Properties REIT                       100         1,356
Apartment Investment &
  Management Company, Class A                             200         8,650
Arch Chemicals, Incorporated                              100         2,187
Archstone Communities Trust SBI                           300         6,319
Arden Realty, Incorporated                                100         2,350

                                                                     SHARES      VALUE
                                                                     -------     -----
REAL ESTATE - CONTINUED
Associated Estates Realty Corporation                                  200      $ 1,400
Atlantic Realty Trust SBI *                                            200        1,488
Avalon Bay Communities, Incorporated                                   100        4,175
Avatar Holdings, Incorporated*                                         100        2,300
Boston Properties, Incorporated                                        200        7,725
Boykin Lodging Company                                                 100        1,350
Brandywine Realty Trust SBI                                            100        1,912
BRE Properties, Incorporated                                           100        2,887
Burnham Pacific Properties, Incorporated                               200        1,375
Cabot Industrial Trust SBI                                             100        1,969
Camden Property Trust                                                  100        2,937
Capital Automotive REIT                                                100        1,413
Capstead Mortgage Corporation                                          150        1,256
Captec Net Lease Realty, Incorporated                                  200        2,200
CarrAmerica Realty Corporation                                         100        2,650
Catellus Development Corporation *                                     300        4,500
CB Richard Ellis Services, Incorporated *                              100          913
Center Trust, Incorporated                                             200        1,013
Chateau Communities, Incorporated                                      100        2,825
Cornerstone Realty Income Trust, Incorporated                          200        2,000
Cousins Properties, Incorporated                                       100        3,850
Crescent Real Estate Equities                                          300        6,150
Crown American Realty                                                  400        2,150
Developers Diversified Realty                                          200        2,987
Duke-Weeks Realty Investments, Incorporated                            300        6,712
EastGroup Properties, Incorporated                                     100        2,106
Entertainment Properties Trust SBI                                     100        1,381
Equity Inns, Incorporated                                              300        1,837
Equity Office Properties Trust                                         728       20,053
Equity Residential Properties Trust SBI                                300       13,800
Federal Realty Investment Trust SBI                                    100        2,000
Felcor Lodging Trust, Incorporated                                     100        1,850
First Industrial Realty Trust, Incorporated                            100        2,950
First Union Real Estate Equity                                         600        1,763
First Washington Realty Trust, Incorporated                            100        2,206
Franchise Finance Corporation of America                               100        2,300
General Growth Properties, Incorporated                                100        3,175
Getty Realty Corporation                                               100        1,088
Golf Trust America, Incorporated                                       100        1,588
Health Care Property Investors, Incorporated                           100        2,725
Hertz Corporation, Class A                                             100        2,806
Highwoods Properties, Incorporated                                     100        2,400
Hospitality Properties Trust SBI                                       100        2,256
Host Marriott Corporation                                              600        5,625
HRPT Properties Trust SBI                                              400        2,450
IndyMac Mortgage Holdings, Incorporated                                200        2,712
Innkeepers USA Trust                                                   200        1,825
Interpool, Incorporated                                                100          975
IRT Property Company                                                   200        1,700


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES      VALUE
                                                      ------      -----
REAL ESTATE - CONTINUED
JDN Realty Corporation                                  200      $2,037
Kilroy Realty Corporation                               100       2,594
Kimco Realty Corporation                                100       4,100
Koger Equity, Incorporated                              100       1,688
Konover Property Trust, Incorporated                    200         950
Kramont Realty Trust                                    400       3,750
Lasalle Hotel Properties SBI                            100       1,438
Lexington Corporate Property Trust                      200       2,237
Liberty Property Trust SBI                              100       2,594
LNR Property Corporation                                100       1,950
LTC Properties                                          200       1,188
Mack-California Realty Corporation                      100       2,569
McGrath Rentcorp                                        100       1,700
Meditrust Companies                                     500       1,875
Meristar Hospitality Corporation                        100       2,100
Mills Corporation                                       100       1,881
National Health Investments, Incorporated               100       1,100
NationsRent, Incorporated *                             200         763
Nationwide Health Properties, Incorporated              200       2,787
New Plan Excel Realty Trust, Incorporated               200       2,600
Newhall Land & Farming Company, ADR                     100       2,650
Pinnacle Holdings, Incorporated *                       100       5,400
Post Properties, Incorporated                           100       4,400
Prentiss Properties Trust SBI                           100       2,400
Price Enterprises, Incorporated *                       200       1,344
Prime Group Realty Trust SBI                            100       1,519
Prison Realty Corporation                               400       1,225
Prologis Trust SBI                                      400       8,525
PS Business Parks, Incorporated                         100       2,400
Public Storage, Incorporated                            300       7,031
Reckson Associates Realty Corporation                   100       2,375
Redwood Trust, Incorporated                             100       1,400
Regency Realty Corporation                              100       2,375
Rouse Company                                           100       2,475
Saul Centers, Incorporated                              100       1,613
Security Capital Group, Incorporated, Class B *         200       3,400
Senior Housing Properties Trust SBI                     200       1,463
Simon Property Group, Incorporated                      400       8,875
SL Green Realty Corporation                             100       2,675
Sovran Self Storage, Incorporated                       100       2,144
Spieker Properties, Incorporated                        100       4,600
Storage USA, Incorporated                               100       2,950
Sun Communities, Incorporated                           100       3,344
Tanger Factory Outlet Centers, Incorporated             100       2,350
Taubman Centers, Incorporated, REIT                     200       2,200
The St. Joe Company                                     200       6,000
Trammell Crow Company *                                 100       1,075
United Dominion Realty Trust, Incorporated              200       2,200
United States Restaurant Properties, Incorporated       100         894
Ventas, Incorporated                                    300         956
Vornado Realty Trust                                    200       6,950


                                                           SHARES       VALUE
                                                           ------       -----
REAL ESTATE - CONTINUED
Washington Real Estate
  Investment Trust SBI                                       100      $  1,788
Webb Delaware Corporation                                    100         1,531
Wellsford Real Properties, Incorporated                       50           756
Western Properties Trust SBI                                 200         2,375
Westfield America, Incorporated                              200         2,712
Winston Hotels, Incorporated                                 200         1,500
                                                                      --------
                                                                       333,216

RETAIL GROCERY - 0.43%
Albertsons, Incorporated                                   1,100        36,575
Caseys General Stores, Incorporated                          200         2,075
Delhaize America, Incorporated, Class A                      200         3,537
Delhaize America, Incorporated, Class B                      200         3,075
Hannaford Brothers Company                                   100         7,187
Heartland Express, Incorporated                              100         1,669
Ingles Markets, Incorporated                                 100         1,044
Kroger Company *                                           2,200        48,537
Marsh Supermarkets, Incorporated, Class A                    100         1,500
Nash-Finch Company                                           100           825
Ruddick Corporation                                          100         1,181
Safeway, Incorporated *                                    1,300        58,662
Schultz Sav-O Stores, Incorporated                           100         1,038
Smart & Final, Incorporated *                                100           769
Starbucks Corporation *                                      500        19,094
The Great Atlantic & Pacific Tea Company, Incorporated       100         1,663
Weis Markets, Incorporated                                   100         3,275
Whole Foods Market, Incorporated                             100         4,131
Winn-Dixie Stores, Incorporated                              400         5,725
                                                                       -------
                                                                       201,562

RETAIL TRADE - 4.15%
99 Cents Only Stores *                                       100         3,987
Aaron Rents, Incorporated, Class B                           100         1,256
Abercrombie & Fitch Company, Class A *                       300         3,656
Amazon.com, Incorporated *                                   900        32,681
American Eagle Outfitters, Incorporated *                    100         1,400
Amerigas Partners LP                                         100         1,700
Ames Department Stores, Incorporated *                       100           775
Ann Taylor Stores Corporation *                              100         3,312
AutoZone, Incorporated *                                     400         8,800
Bacou USA, Incorporated *                                    100         2,000
Barnes & Noble, Incorporated *                               200         4,450
Barnesandnoble.com, Incorporated *                           100           653
Bebe Stores, Incorporated *                                  100           838
Bed Bath & Beyond, Incorporated *                            400        14,500
Best Buy Company, Incorporated *                             500        31,625
BJ's Wholesale Club, Incorporated *                          200         6,600
Borders Group, Incorporated *                                200         3,113
Buckle, Incorporated *                                       100         1,175
Burlington Coat Factory Warehouse *                          100         1,081
Cato Corporation                                             100         1,163
CDW Computer Centers, Incorporated *                         200        12,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       ------
RETAIL TRADE - CONTINUED
Charlotte Russe Holding, Incorporated *                     100      $  1,050
Charming Shoppes, Incorporated *                            300         1,528
Chicos Fas, Incorporated *                                  100         2,000
Childrens Place Retail Stores, Incorporated *               100         2,050
Circuit City Stores, Incorporated                           500        16,594
Claire's Stores, Incorporated                               100         1,925
Consolidated Stores Corporation *                           300         3,600
Cost Plus, Incorporated *                                   100         2,869
Costco Wholesale Corporation *                            1,200        39,600
CSK Auto Corporation *                                      100           756
CVS Corporation                                           1,000        40,000
Daisytek International Corporation *                        100           944
Davids Bridal, Incorporated *                               100         1,156
Dillards, Incorporated, Class A                             300         3,675
Dollar General Corporation                                  875        17,062
Dollar Tree Stores, Incorporated *                          300        11,869
Ebay, Incorporated *                                        600        32,587
Electronics Boutique Holdings Corporation *                 100         1,638
eToys, Incorporated *                                       300         1,903
Family Dollar Stores, Incorporated                          500         9,781
Federated Department Stores, Incorporated                   600        20,250
Fisher Scientific International, Incorporated *             100         2,475
Footstar, Incorporated *                                    100         3,325
Fossil, Incorporated *                                      100         1,944
Fred's, Incorporated                                        100         1,800
GAP, Incorporated                                         2,300        71,875
Genesco, Incorporated *                                     100         1,606
Gerald Stevens, Incorporated *                              200           288
Group 1 Automotive, Incorporated *                          100         1,200
Guitar Center, Incorporated                                 100         1,050
Hanover Direct, Incorporated                                700         1,094
Haverty Furniture Companies, Incorporated                   100           850
Heilig-Meyers Company                                       300           356
Heritage Propane Partners LP                                100         2,063
Hollywood.com, Incorporated                                 100           775
Home Depot, Incorporated                                  6,100       304,619
Intertan, Incorporated                                      100         1,175
Intimate Brands, Incorporated, Class A                      200         3,950
J. C. Penney, Incorporated                                  700        12,906
Kmart Corporation *                                       1,300         8,856
Kohls Corporation *                                         400        22,250
Lands' End, Incorporated *                                  100         3,337
Linens'n Things, Incorporated                               100         2,713
Longs Drug Stores Corporation                               100         2,175
Lowe's Companies, Incorporated                            1,000        41,062
May Department Stores, Incorporated                         900        21,600
Mens Wearhouse, Incorporated                                100         2,231
Michael's Stores, Incorporated                              100         4,581
MSC Industrial Direct, Incorporated, Class A                100         2,094
Neiman Marcus Group, Class A *                              100         3,019
Neiman Marcus Group, Class B *                              100         2,775
Nordstrom, Incorporated                                     400         9,650
Pantry, Incorporated *                                      100           925
Payless ShoeSource, Incorporated *                          100         5,125

                                                           SHARES        VALUE
                                                           ------        -----
RETAIL TRADE - CONTINUED
Pep Boys-Manny, Moe & Jack                                   200      $    1,200
Petco Animal Supplies, Incorporated *                        100           1,963
Petrie Stores Liquidating Trust SBI                          800             950
Petsmart, Incorporated *                                     400           1,350
Pier 1 Imports, Incorporated                                 300           2,925
Radioshack Corporation                                       500          23,687
Regis Corporation                                            100           1,250
Rite Aid Corporation                                         700           4,594
Ross Stores, Incorporated                                    200           3,412
Saks, Incorporated *                                         400           4,200
School Specialty, Incorporated *                             100           1,856
Sears Roebuck & Company                                    1,000          32,625
Shop At Home, Incorporated *                                 100             467
Shopko Stores, Incorporated *                                100           1,538
Sportsline USA, Incorporated *                               100           1,706
Staples, Incorporated *                                    1,300          19,987
Star Gas Partners LP                                         100           1,538
Stein Mart, Incorporated *                                   200           2,050
Sunglass Hut International, Incorporated *                   100             822
Systemax, Incorporated *                                     100             388
Talbots, Incorporated                                        100           5,494
Target Corporation                                         1,200          69,600
The Dress Barn *                                             100           2,213
The Limited, Incorporated                                  1,200          25,950
The Yankee Candle, Incorporated                              200           4,325
Tiffany & Company                                            200          13,500
TJX Companies, Incorporated                                  800          15,000
Too, Incorporated *                                          100           2,544
Toys R Us, Incorporated *                                    600           8,737
Transport World Entertainment Corporation *                  200           2,425
Tuesday Morning Corporation *                                100           1,050
Tweeter Home Entertainment Group, Incorporated *             100           3,038
Urban Outfitters, Incorporated *                             100             881
Value City Department Stores, Incorporated                   100             950
Valuevision International, Incorporated                      100           2,400
Venator Group, Incorporated                                  400           4,100
Ventro Corporation                                           100           1,888
Wal-Mart Stores, Incorporated                             11,800         679,975
Walgreen Company                                           2,700          86,906
Webvan Group, Incorporated                                   900           6,553
Wet Seal, Incorporated                                       100           1,313
Wild Oats Markets, Incorporated                              100           1,256
Williams Sonoma, Incorporated                                200           6,487
Zale Corporation                                             100           3,650
                                                                      ----------
                                                                       1,954,589

SANITARY SERVICES - 0.08%
Allied Waste Industries, Incorporated *                      500           5,000
IMCO Recycling, Incorporated                                 100             544
Ionics, Incorporated *                                       100           3,062
Waste Management, Incorporated                             1,600          30,400
                                                                      ----------
                                                                          39,006

SEMICONDUCTORS - 5.76%
8X8, Incorporated *                                          100           1,200
Advanced Micro Devices, Incorporated *                       400          30,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
SEMICONDUCTORS - CONTINUED
Alliance Semiconductor Corporation *                          100      $    2,456
Alpha Industries, Incorporated *                              100           4,406
Altera Corporation *                                          500          50,969
American Superconductor Corporation *                         100           4,825
American Xtal Technology, Incorporated *                      100           4,325
Applied Micro Circuits Corporation *                          300          29,625
ATMI, Incorporated *                                          100           4,650
Broadcom Corporation, Class A *                               300          65,681
Caliper Technologies Corporation *                            100           4,600
Cirrus Logic, Incorporated *                                  200           3,200
Conexant Systems, Incorporated *                              600          29,175
Cree Research, Incorporated *                                 100          13,350
Cypress Semiconductor Corporation *                           300          12,675
Dallas Semiconductor Corporation                              200           8,150
Electroglas, Incorporated *                                   100           2,150
ESS Technology, Incorporated *                                100           1,450
Exar Corporation *                                            100           8,719
Fairchild Semiconductor International, Class A *              200           8,100
General Semiconductor, Incorporated *                         100           1,475
Genesis Microchip, Incorporated *                             100           1,788
Genus, Incorporated *                                         100             819
Globespan Semiconductor, Incorporated *                       200          24,416
Integrated Device Technology *                                300          17,962
Integrated Silicon Solution *                                 100           3,800
Intel Corporation                                           8,900       1,189,819
Intergrated Electrical Services *                             200           1,025
International Rectifier Corporation *                         200          11,200
Intersil Holding Corporation, Class A *                       100           5,406
JNI Corporation *                                             100           3,163
KLA-Tencor Corporation *                                      500          29,281
Kopin Corporation *                                           100           6,925
LAM Research Corporation *                                    300          11,250
Lattice Semiconductor Corporation *                           100           6,912
LSI Logic Corporation *                                       800          43,300
LTX Corporation *                                             100           3,494
Mattson Technology, Incorporated                              100           3,250
MEMC Electronic Materials, Incorporated                       200           3,600
Micrel, Incorporated                                          200           8,687
Micron Technology, Incorporated                             1,400         123,287
MKS Instruments, Incorporated                                 100           3,913
National Semiconductor Corporation *                          500          28,375
Novellus Systems, Incorporated *                              300          16,969
Oak Technology *                                              200           4,313
Phoenix Technology, Ltd. *                                    100           1,631
Photronics, Incorporated *                                    100           2,838
Pioneer Standard Electronics, Incorporated                    100           1,475
PLX Technology, Incorporated *                                100           4,150
PMC-Sierra, Incorporated *                                    400          71,075
Power Integrations *                                          100           2,356
PRI Automation, Incorporated *                                100           6,539
QLogic Corporation *                                          200          13,212
Quantum Effect Devices, Incorporated *                        100           5,700
Quicklogic Corporation *                                      100           2,225
Rambus, Incorporated *                                        400          41,200

                                                             SHARES        VALUE
                                                             ------        -----
SEMICONDUCTORS - CONTINUED
SDL, Incorporated *                                           200      $   57,037
Semtech Corporation *                                         100           7,648
Silicon Image, Incorporated *                                 100           4,987
Silicon Laboratories *                                        100           5,312
Silicon Valley Group, Incorporated *                          100           2,588
Siliconix, Incorporated *                                     100           6,750
Sipex Corporation *                                           100           2,769
STMicroelectronics NV                                       2,400         154,050
Telcom Semiconductor, Incorporated *                          100           4,038
Teradyne, Incorporated *                                      500          36,750
Texas Instruments, Incorporated                             4,400         302,225
Transwitch Corporation *                                      100           7,719
Triquint Semiconductor, Incorporated *                        100           9,569
Ultratech Stepper, Incorporated *                             100           1,488
Varian Semiconductor Equipment, Incorporated                  100           6,281
Vitesse Semiconductor Corporation                             400          29,425
Xicor, Incorporated                                           100             669
Xilinx, Incorporated                                          900          74,306
                                                                       ----------
                                                                        2,711,047

SHIPBUILDING - 0.02%
Maritrans, Incorporated                                       200           1,213
Newport News Shipbuilding, Incorporated                       100           3,675
Teekay Shipping Corporation                                   100           3,287
Todd Shipyards Corporation *                                  100             788
                                                                       ----------
                                                                            8,963

SOFTWARE - 5.80%
Accrue Software, Incorporated *                               100           3,550
Active Software, Incorporated *                               100           7,769
Actuate Corporation *                                         100           5,337
Adobe Systems, Incorporated                                   300          39,000
Advantage Learning Systems, Incorporated *                    100           1,538
Advent Software, Incorporated *                               100           6,450
Allaire Corporation *                                         100           3,675
Alternative Technology Resources, Incorporated *              200             956
ANSYS, Incorporated *                                         100           1,138
Applied Digital Solutions, Incorporated *                     200             675
Aremissoft Corporation *                                      100           3,112
Artisoft, Incorporated *                                      100           1,213
Autodesk, Incorporated                                        200           6,937
AVT Corporation *                                             100             738
Aware, Incorporated *                                         100           5,112
Axent Technologies, Incorporated *                            100           2,481
BE, Incorporated *                                            100             500
BEA Systems, Incorporated *                                   500          24,719
Bindview Development Corporation                              200           2,400
BMC Software, Incorporated *                                  700          25,539
Broadbase Software, Incorporated *                            100           3,062
Bsquare Corporation *                                         100           2,244
Cadence Design Systems, Incorporated *                        700          14,262
Caminus Corporation *                                         100           2,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
SOFTWARE - CONTINUED
Carreker Antinori, Incorporated *                           100      $      813
Cerner Corporation *                                        100           2,725
CIBER, Incorporated *                                       200           2,650
Computer Associates International, Incorporated           1,600          81,900
Computer Network Technology *                               100           1,737
Compuware Corporation *                                   1,000          10,375
Daleen Technologies, Incorporated *                         100           1,544
Datatec Systems, Incorporated *                             100             563
Deltek Systems, Incorporated *                              100             591
Dendrite International, Incorporated *                      100           3,331
Digital Generation Systems, Incorporated *                  100             675
Documentum, Incorporated *                                  100           8,937
Electronic Arts *                                           200          14,587
Eloyalty Corporation *                                      100           1,275
Epicor Software Corporation *                               200             500
Epresence, Incorporated *                                   100             725
Gadzoox Networks, Incorporated *                            100           1,369
Geoworks Corporation *                                      100           1,575
Hyperion Solutions Corporation *                            100           3,244
I2 Technologies, Incorporated *                             510          53,175
Igate Capital Corporation *                                 100           1,375
Imation Corporation *                                       100           2,937
IMRglobal Corporation *                                     100           1,306
Industries International, Incorporated *                    100             856
Infogrames, Incorporated *                                   80             650
Informix Corporation *                                      700           5,206
InfoUSA, Incorporated *                                     200           1,300
Inprise Corporation *                                       200           1,225
Internap Network Services Corporation *                     400          16,606
Internet.com Corporation *                                  100           1,969
Intertrust Technologies Corporation *                       200           4,112
Intrusion.com, Incorporated *                               100           1,131
Intuit, Incorporated *                                      500          20,687
ISS Group, Incorporated                                     100           9,873
IXl Enterprises, Incorporated *                             200           2,900
JDA Software Group, Incorporated *                          100           1,919
Kana Communications, Incorporated *                         200          12,375
Keane, Incorporated *                                       200           4,325
Lightspan, Incorporated *                                   100             550
Luminant Worlwide Corporation                               100             894
Manhattan Associates, Incorporated *                        100           2,500
Manugistics Group, Incorporated                             100           4,675
Marchfirst, Incorporated                                    400           7,300
Mentor Graphics Corporation                                 200           3,975
Mercator Software, Incorporated                             100           6,875
Mercury Interactive Corporation                             200          19,350
Metacreations Corporation *                                 100           1,200
Metro Information Services, Incorporated *                  100           1,000
Micromuse, Incorporated                                     100          16,548
Microsoft Corporation                                    13,800       1,104,000
MicroStrategy, Incorporated, Class A *                      100           3,000
Midway Games, Incorporated                                  100             806
MSC Software Corporation *                                  100             931
Netegrity, Incorporated *                                   100           7,531
NetManage, Incorporated *                                   200             894
Netscout Systems, Incorporated *                            100           1,288
Netspeak Corporation *                                      100             988

                                                         SHARES         VALUE
                                                         ------         -----
SOFTWARE - CONTINUED
Networks Associates, Incorporated *                        400          8,150
New Era Of Networks, Incorporated *                        100          4,250
New Visual Entertainment, Incorporated *                    50            250
Novell, Incorporated *                                     900          8,325
NYFIX, Incorporated *                                      100          4,194
Objective Systems Integrators, Incorporated *              100          1,069
Ondisplay, Incorporated                                    100          8,144
Onyx Software Corporation                                  100          2,969
Oracle Systems Corporation                               7,500        630,469
Parametric Technology Corporation *                        800          8,800
PeopleSoft, Incorporated *                                 700         11,725
Peregrine Systems, Incorporated *                          435         15,089
Pfsweb, Incorporated *                                     100            469
Pivotal Corp *                                             100          2,350
Policy Management Systems Corporation *                    100          1,538
Pomeroy Computer Resources *                               100          1,475
Prodigy Communications Corporation *                       200          2,100
Progress Software Corporation *                            100          1,794
Project Software & Development, Incorporated *             100          1,800
Puma Technology, Incorporated *                            100          2,681
Rational Software Corporation *                            200         18,587
Redeemable Hat, Incorporated *                             400         10,825
Saga Systems, Incorporated *                               100          1,244
Sagent Technology, Incorporated *                          100          1,425
Sanchez Computer Associates, Incorporated *                100          2,375
Santa Cruz Operation, Incorporated *                       100            638
Sapient Corporation *                                      200         21,387
Secure Computing Corporation *                             100          1,881
Serena Software, Incorporated *                            100          4,541
Shared Medical Systems Corporation *                       100          7,294
Siebel Systems, Incorporated *                             500         81,781
Silverstream Software, Incorporated *                      100          5,775
Starbase Corporation *                                     100          1,063
SVI Holdings, Incorporated *                               100            513
Symantec Corporation *                                     200         10,787
Take Two Interactive Software *                            100          1,213
TR Systems, Incorporated                                   100            638
Transaction Systems Architects, Incorporated,
  Class A *                                                100          1,712
Tyler Technologies, Incorporated *                         200            513
Unify Corporation *                                        100            856
VeriSign, Incorporated                                     515         90,897
VERITAS Software Corporation                             1,000        113,016
Vertel Corporation                                         100          1,750
Zapme Corporation                                          200            550
                                                                    ---------
                                                                    2,731,107

STEEL - 0.08%
Alaska Steel Holding Corporation                           300          2,400
Allegheny Technologies, Incorporated                       200          3,600
Bethleham Steel Corporation *                              400          1,425
Carpenter Technology Corporation                           100          2,112
Intermet Corporation                                       100            688
Kaiser Ventures *                                          100          1,388


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
STEEL - CONTINUED
LTV Corporation                                           400      $  1,150
NS Group, Incorporated                                    100         2,094
Nucor Corporation                                         200         6,637
Quanex Corporation                                        100         1,488
Reliance Steel & Aluminum Company                         100         1,913
Ryerson Tull, Incorporated                                100         1,038
Steel Dynamics, Incorporated *                            100           906
Texas Industries, Incorporated                            100         2,887
USX-United States Steel Group                             200         3,712
Worthington Industries, Incorporated                      200         2,100
                                                                   --------
                                                                     35,538

TELECOMMUNICATIONS SERVICES - 2.89%
3Com Corporation *                                        900        51,862
ADC Telecommunications, Incorporated *                    886        74,313
Adelphia Business Solutions, Class A *                    100         2,319
ADTRAN, Incorporated *                                    100         5,988
Advanced Fibre Communications *                           200         9,062
Airnet Commerce Corporation *                             100         2,613
Alamosa PCS Holdings, Incorporated *                      200         4,175
Alaska Communications Systems, Incorporated *             100         1,038
Allegiance Telecom, Incorporated*                         300        19,200
Allied Riser Communctions Corporation *                   200         2,825
American Tower Corporation, Class A *                     400        16,675
Andrew Corporation *                                      200         6,712
ANTEC Corporation *                                       100         4,156
Aspect Communications, Incorporated *                     100         3,931
Broadwing, Incorporated *                                 600        15,562
Caprock Communications Corporation *                      100         1,950
Carrier Access Corporation *                              100         5,288
Choice One Communications, Incorporated *                 100         4,081
Citizens Communications Company *                         700        12,075
Com21, Incorporated *                                     100         2,500
Commonwealth Telephone Enterprises *                      100         4,706
Commscope, Incorporated *                                 100         4,100
Comsat Corporation, Series 1                              100         2,469
Comverse Technology, Incorporated *                       400        37,200
Convergent Communications, Incorporated *                 100           800
Copper Mountain Networks, Incorporated *                  100         8,812
Corning, Incorporated                                     700       188,912
Corsair Communications, Incorporated *                    100         2,875
Cox Communications, Incorporated, Class A *             1,500        68,344
Crown Castle International Corporation *                  400        14,600
CT Communications, Incorporated                           100         2,844
CTC Communications Group, Incorporated *                  100         3,600

                                                        SHARES        VALUE
                                                        ------        -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Digital Lightwave, Incorporated *                         100      $ 10,050
Ditech Communications Corporation *                       100         9,456
Efficient Networks, Incorporated *                        100         7,356
Eglobe, Incorporated *                                    300           900
Fibernet Telecom Group, Incorporated *                    100         1,700
FirstCom Corporation *                                    100         1,506
Focal Communications Corporation *                        200         7,150
General Communication, Incorporated *                     200         1,025
Global Crossing, Ltd.                                     118         3,105
Global Telesystems Group, Incorporated *                  500         6,031
Golden Telecom, Incorporated *                            100         2,975
GT Group Telecom, Incorporated, Class B *                 100         1,581
Ibasis, Incorporated *                                    100         4,306
ICG Communications, Incorporated *                        100         2,206
IDT Corporation *                                         100         3,394
Impsat Corporation *                                      300         5,025
Inet Technologies, Incorporated *                         100         5,425
Infonet Services Corporation, Class B *                   800         9,550
Intelect Communications, Incorporated *                   300           694
ITC DeltaCom, Incorporated *                              200         4,463
Latitude Communications, Incorporated *                   100         1,119
Leap Wireless International, Incorporated                 100         4,700
Level 3 Communications, Incorporated                    1,000        88,000
LHS Group, Incorporated *                                 200         6,900
LMKI, Incorporated *                                      100           525
Mastec, Incorporated                                      150         5,728
MCK Communications, Incorporated                          100         2,313
McLeodUSA, Incorporated                                   500        10,344
Metricom, Incorporated                                    100         2,788
Metrocall, Incorporated                                   100           900
Metromedia Fiber Network, Incorporated, Class A         1,300        51,594
Mphase Technologies, Incorporated                         100           756
MRV Communications, Incorporated                          200        13,450
Net2Phone, Incorporated *                                 100         3,569
NetCom AB, ADR *                                          200        14,750
Network Equipment Technologies *                          100         1,006
Network Plus Corporation *                                200         2,838
Next Level Communications, Incorporated, Class A *        200        17,150
Nextel Partners, Incorporated, Class A *                  400        13,025
P-Com, Incorporated *                                     200         1,138
PanAmSat Corporation *                                    400        17,475
Paradyne Corporation *                                    100         3,256
Polycom, Incorporated *                                   100         9,409
Powertel, Incorporated *                                  100         7,094
Price Communications Corporation *                        200         4,713
PTEK Holdings, Incorporated *                             200           650
QUALCOMM, Incorporated *                                2,000       120,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Qwest Communications International, Incorporated*         2,000      $   99,375
RCN Corporation *                                           200           5,075
RF Micro Devices, Incorporated *                            200          17,525
Savvis Communications Corporation *                         300           3,919
SBA Communications Corporation *                            100           5,194
Star Telecommunications, Incorporated *                     200             506
Startec Global Communications*                              100           1,069
Superior Telecom, Incorporated                              100             994
Symmetricom, Incorporated *                                 100           2,525
Tekelec, Incorporated *                                     200           9,637
Telaxis Communications Corporation *                        100           3,125
Teligent, Incorporated *                                    100           2,363
Tellabs, Incorporated *                                   1,100          75,281
Terayon Communication Systems *                             200          12,847
Time Warner Telecom, Incorporated, Class A *                100           6,437
Triton PCS Holdings, Incorporated *                         200          11,550
Waverider Communications, Incorporated                      200           1,331
Weblink Wireless, Incorporated                              100           1,325
Westell Technologies, Incorporated                          100           1,500
Williams Communications Group                               200           6,637
Young & Rubicam, Incorporated                               200          11,437
                                                                     ----------
                                                                      1,358,327

TELEPHONE - 4.90%
Alltel Corporation                                          800          49,550
American Telephone & Telegraph Corporation                8,500         268,812
Arch Communications Group, Incorporated *                   200           1,300
Bell Atlantic Corporation                                 4,100         208,331
BellSouth Corporation                                     5,000         213,125
Centennial Communications Corporation *                     300           4,125
CenturyTel, Incorporated                                    400          11,500
Conestoga Enterprises, Incorporated                         100           1,831
Dobson Communications Corporation, Class A 8                100           1,925
E Spire Communications, Incorporated *                      200           1,350
GTE Corporation *                                         2,600         161,850
Harmonic, Incorporated                                      154           3,812
Hickory Tech Corporation                                    100           1,219
Intermedia Communications, Incorporated *                   100           2,975
MGC Communications, Incorporated                            100           5,994
Nextel Communications, Incorporated, Class A *            2,000         122,375
Nextlink Communications, Incorporated, Class A *            328          12,443
North Pittsburgh Systems, Incorporated                      100           1,475
NTL, Incorporated                                           400          23,950
Primus Telecommunication Group, Incorporated *              100           2,488
SBC Communications, Incorporated                          9,100         393,575

                                                         SHARES         VALUE
                                                         ------         -----
TELEPHONE - CONTINUED
Sprint Corporation (FON Group)                            2,300      $  117,300
Sprint Corporation (PCS Group) *                          2,300         136,850
Talk.com, Incorporated *                                    200           1,163
Telephone & Data Systems, Incorporated                      200          20,050
Tritel, Incorporated, Class A*                              300           8,906
U. S. West, Incorporated *                                1,300         111,475
United States Cellular Corporation *                        100           6,300
Viatel, Incorporated                                        100           2,856
Voicestream Wireless Corporation                            400          46,519
Western Wireless Corporation, Class A                       200          10,900
Winstar Communications, Incorporated                        200           6,775
WorldCom, Incorporated                                    7,500         344,062
Z Telephone Technologies, Incorporated                      100           1,200
                                                                     ----------
                                                                      2,308,361

TIRES & RUBBER - 0.04%
Bandag, Incorporated                                        100           2,425
Carlisle Companies, Incorporated                            100           4,500
Cooper Tire & Rubber Company                                200           2,225
Goodyear Tire &  Rubber Company                             400           8,000
Myers Indiana, Incorporated                                 100           1,075
                                                                     ----------
                                                                         18,225

TOBACCO - 0.39%
Philip Morris Companies, Incorporated                     6,200         164,687
R.J. Reynolds Tobacco Holdings, Incorporated                400          11,175
Universal Corporation                                       100           2,113
UST, Incorporated                                           400           5,875
Vector Group, Ltd.                                          100           1,475
                                                                     ----------
                                                                        185,325

TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
Jakks Pacific, Incorporated *                               100           1,475
Mattel, Incorporated                                      1,100          14,506
Russ Berrie & Company, Incorporated                         100           1,925
                                                                     ----------
                                                                         17,906

TRANSPORTATION - 0.03%
C. H. Robinson Worldwide                                    100           4,950
Expeditores International of Washington, Incorporated       100           4,750
Overseas Shipholding Group, Incorporated                    100           2,463
                                                                     ----------
                                                                         12,163

TRAVEL SERVICES - 0.01%
Hotel Reservations Network,
  Incorporated, Class A                                     100           2,975
Pegasus Systems, Incorporated*                              100           1,088
Travelocity.com, Incorporated*                              100           1,637
                                                                     ----------
                                                                          5,700

TRUCKING & FREIGHT - 0.15%
Airbourne Freight Corporation                               100           1,894
Alexander & Baldwin, Incorporated                           100           2,206
American Freightways Corporation *                          100           1,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
TRUCKING & FREIGHT  - CONTINUED
CNF Transportation, Incorporated                             100      $     2,275
Cyber Care, Incorporated *                                   100              995
EGL, Incorporated *                                          100            3,075
Expedia, Incorporated, Class A *                             100            1,481
First Aviation Services, Incorporated *                      100              594
Forward Air Corporation *                                    100            4,000
Fritz Companies, Incorporated*                               100            1,031
Kansas City Southern Industries, Incorporated                300           26,606
Kirby Corporation *                                          100            2,125
Navistar International Corporation *                         200            6,212
Pittston Brinks Group                                        100            1,369
Plains All American Pipeline LP                              100            1,863
RailAmerica, Incorporated *                                  100              638
Roadway Express, Incorporated                                100            2,344
Ryder Systems, Incorporated                                  200            3,788
Swift Transportation, Incorporated *                         200            2,800
U.S. Freightways Corporation                                 100            2,456
Werner Enterprises, Incorporated                             100            1,156
Yellow Corporation                                           100            1,475
                                                                      -----------
                                                                           71,833
TOTAL COMMON STOCKS
(Cost: $43,662,581)                                                   $43,374,035
                                                                      -----------


                                                      SHARES      VALUE
                                                      ------      -----
PREFERRED STOCK - 0.01%
DOMESTIC OIL - 0.01%
Stone Energy Corporation *                              100      $5,975
                                                                 ------
TOTAL PREFERRED STOCK
(Cost: $4,909)                                                   $5,975
                                                                 ------

                                         PRINCIPAL
                                           AMOUNT          VALUE
                                           ------          -----
U.S. TREASURY OBLIGATIONS - 0.21%
U.S. TREASURY BILLS - 0.21%
00.01% due 09/07/2000 ****                100,000         98,957
                                                         -------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $98,923)                                          $98,957
                                                         -------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                            ------         -----
SHORT TERM INVESTMENTS - 0.25%
United States Treasury Bills
5.58% due 07/06/2000 ****                   80,000        $79,938
United States Treasury Bills
5.68% due 08/31/2000 ****                   40,000         39,615
                                                         --------
                                                         $119,553

                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                                  ------        -----
REPURCHASE AGREEMENTS - 7.41%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $3,488,845 on
07/03/2000, collateralized by
$2,805,000 U.S. Treasury Bonds,
8.75% due 05/15/2017 (valued at
$3,562,350, including interest)              $3,487,000      $ 3,487,000
                                                             -----------
TOTAL INVESTMENTS   (Total Stock Market
Index Trust)  (Cost: $47,372,966)                            $47,085,520
                                                             ===========

500 INDEX TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCKS - 76.25%
AEROSPACE - 0.84%
Boeing Company                                          2,100      $ 87,806
General Dynamics Corporation                              500        26,125
Honeywell International, Incorporated                   1,900        64,006
Lockheed Martin Corporation                               900        22,331
Northrop Grumman Corporation                              200        13,250
Raytheon Company, Class B                                 800        15,400
Textron, Incorporated                                     300        16,294
TRW, Incorporated                                         300        13,013
United Technologies Corporation                         1,100        64,762
                                                                   --------
                                                                    322,987

AIR FREIGHT - 0.07%
Fedex Corporation *                                       700        26,600
                                                                   --------

AIR TRAVEL - 0.15%
AMR Corporation *                                         400        10,575
Delta Air Lines, Incorporated                             300        15,169
Southwest Airlines Company                              1,200        22,725
US Airways Group, Incorporated                            200         7,800
                                                                   --------
                                                                     56,269

ALUMINUM - 0.19%
Alcan Aluminum, Ltd.                                      500        15,500
Alcoa, Incorporated                                     2,000        58,000
                                                                   --------
                                                                     73,500

APPAREL & TEXTILES - 0.09%
Liz Claiborne, Incorporated                               100         3,525
NIKE, Incorporated, Class B                               600        23,887
Reebok International, Ltd. *                              100         1,594
V. F. Corporation                                         300         7,144
                                                                   --------
                                                                     36,150

AUTO PARTS - 0.18%
Dana Corporation                                          400         8,475
Danaher Corporation                                       300        14,831
Delphi Automotive Systems Corporation                   1,300        18,931
Eaton Corporation                                         200        13,400


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
AUTO PARTS - CONTINUED
Genuine Parts Company                                       400      $    8,000
Visteon Corporation                                         380           4,604
                                                                     ----------
                                                                         68,241

AUTOMOBILES - 0.61%
Ford Motor Company                                        2,900         124,700
General Motors Corporation *                              1,300          75,481
Harley Davidson, Incorporated                               700          26,950
PACCAR, Incorporated                                        200           7,938
                                                                     ----------
                                                                        235,069

BANKING - 3.14%
AmSouth Bancorporation                                      900          14,175
Bank America Corporation                                  3,900         167,700
Bank of New York, Incorporated                            1,700          79,050
Bank One Corporation                                      2,700          71,719
BB&T Corporation                                            800          19,100
Charter One Financial, Incorporated                         500          11,500
Chase Manhattan Corporation                               2,900         133,581
Comerica, Incorporated                                      400          17,950
Fifth Third Bancorp                                         700          44,275
First Union Corporation                                   2,300          57,069
Firstar Corporation                                       2,300          48,444
FleetBoston Financial Corporation                         2,100          71,400
Golden West Financial Corporation                           400          16,325
Huntington Bancshares, Incorporated                         500           7,906
KeyCorp                                                   1,000          17,625
MBNA Corporation                                          1,900          51,537
Mellon Financial Corporation                              1,200          43,725
National City Corporation                                 1,400          23,888
Northern Trust Corporation                                  500          32,531
Old Kent Financial Corporation                              315           8,426
PNC Bank Corporation                                        700          32,813
Providian Financial Corporation                             300          27,000
Southtrust Corporation                                      400           9,050
State Street Corporation                                    400          42,425
Summit Bancorp                                              400           9,850
SunTrust Banks, Incorporated                                700          31,981
Synovus Financial Corporation                               700          12,338
U.S. Bancorp                                              1,800          34,650
Union Planters Corporation                                  300           8,381
Wachovia Corporation                                        500          27,125
Washington Mutual, Incorporated                           1,300          37,537
                                                                     ----------
                                                                      1,211,076

BROADCASTING - 1.11%
Clear Channel Communications *                              800          60,000
Comcast Corporation, Class A *                            2,100          85,050
MediaOne Group, Incorporated                              1,200          79,350
Viacom, Incorporated, Class B                             3,027         206,404
                                                                     ----------
                                                                        430,804

BUILDING MATERIALS & CONSTRUCTION - 0.07%
Armstrong Holdings, Incorporated                            100           1,531
Fluor Corporation                                           200           6,325
Masco Corporation                                         1,100          19,869
                                                                     ----------
                                                                         27,725

BUSINESS SERVICES - 2.05%
Automatic Data Processing,
  Incorporated                                            1,500          80,344
Cendant Corporation *                                     1,700          23,800
Ceridian Corporation *                                      300           7,219


                                                          SHARES          VALUE
                                                          ------          -----
BUSINESS SERVICES - CONTINUED
Computer Sciences Corporation*                              400      $   29,875
Convergys Corporation *                                     400          20,750
Deluxe Corporation                                          200           4,712
Dun & Bradstreet Corporation                                400          11,450
Ecolab, Incorporated                                        300          11,719
Electronic Data Systems Corporation                       1,100          45,375
First Data Corporation                                    1,000          49,625
H & R Block, Incorporated                                   200           6,475
Harcourt General, Incorporated                              200          10,875
Humana, Incorporated *                                      400           1,950
Interpublic Group Companies, Incorporated                   700          30,100
ITT Industries, Incorporated                                200           6,075
NCR Corporation                                             200           7,787
Newell Rubbermaid, Incorporated                             600          15,450
Omnicom Group, Incorporated                                 400          35,625
Paychex, Incorporated                                       750          31,500
Quintiles Transnational Corporation *                       300           4,238
R.R. Donnelley & Sons Company                               300           6,769
Tyco International, Ltd.                                  4,000         189,500
Yahoo, Incorporated                                       1,300         161,037
                                                                     ----------
                                                                        792,250

CHEMICALS - 0.74%
Air Products & Chemicals, Incorporated                      500          15,406
B.F. Goodrich Company                                       300          10,218
Dow Chemical Company                                      1,600          48,300
E.I. Du Pont De Nemours & Company                         2,500         109,375
Eastman Chemical Company                                    200           9,550
Engelhard Corporation                                       300           5,119
FMC Corporation *                                           100           5,800
Great Lakes Chemical Corporation                            100           3,150
Hercules, Incorporated                                      300           4,219
PPG Industries, Incorporated                                400          17,725
Praxair, Incorporated                                       400          14,975
Rohm & Haas Company                                         500          17,250
Sigma-Aldrich Corporation                                   200           5,850
Union Carbide Corporation                                   300          14,850
W. R. Grace & Company *                                     200           2,425
                                                                     ----------
                                                                        284,212

COMPUTERS & BUSINESS EQUIPMENT - 8.50%
Apple Computer, Incorporated *                              800          41,900
Cabletron Systems, Incorporated*                            400          10,100
Cisco Systems, Incorporated *                            16,400       1,042,425
Citrix Systems, Incorporated *                              400           7,575
Compaq Computer Corporation                               4,000         102,250
Dell Computer Corporation *                               6,100         300,806
EMC Corporation *                                         5,100         392,381
Gateway, Incorporated *                                     800          45,400
Hewlett-Packard Company                                   2,400         299,700
International Business Machines Corporation               4,200         460,162
Maxim Integrated Products, Incorporated                     700          47,556
Mips Technologies, Incorporated, Class B *                   55           2,118
Network Appliance, Incorporated*                            700          56,350
Pitney Bowes, Incorporated                                  600          24,000
SABRE Group Holdings, Incorporated, Class A *               300           8,550


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Sanmina Corporation *                                       300      $   25,650
Seagate Technology, Incorporated*                           500          27,500
Sun Microsystems, Incorporated *                          3,800         345,563
Unisys Corporation *                                        700          10,194
Xerox Corporation                                         1,600          33,200
                                                                     ----------
                                                                      3,283,380

CONSTRUCTION MATERIALS - 0.05%
Owens-Corning Corporation                                   100             925
Sherwin-Williams Company                                    400           8,475
Vulcan Materials Company                                    200           8,538
                                                                     ----------
                                                                         17,938

CONSTRUCTION & MINING EQUIPMENT - 0.07%
Caterpillar, Incorporated                                   800          27,100
                                                                     ----------

CONTAINERS & GLASS - 0.06%
Ball Corporation                                            100           3,219
Bemis, Incorporated                                         100           3,362
Crown Cork & Seal, Incorporated                             300           4,500
Owens-Illinois, Incorporated                                300           3,506
Pactiv Corporation *                                        400           3,150
Temple-Inland, Incorporated                                 100           4,200
                                                                     ----------
                                                                         21,937

COSMETICS & TOILETRIES - 0.09%
Alberto Culver Company, Class B                             100           3,056
Avon Products, Incorporated                                 600          26,700
International Flavors & Fragrances, Incorporated            200           6,038
                                                                     ----------
                                                                         35,794

CRUDE PETROLEUM & NATURAL GAS - 0.15%
Burlington Resources, Incorporated                          500          19,125
Occidental Petroleum Corporation                            900          18,956
Sunoco, Incorporated                                        200           5,888
Union Pacific Resources Group, Incorporated *               600          13,200
                                                                     ----------
                                                                         57,169

DOMESTIC OIL - 2.06%
Amerada Hess Corporation                                    200          12,350
Anadarko Petroleum Corporation                              300          14,794
Ashland, Incorporated                                       200           7,013
Conoco, Incorporated, Class B                             1,500          36,844
Exxon Mobil Corporation                                   8,200         643,700
Kerr-McGee Corporation                                      200          11,787
Phillips Petroleum Company                                  600          30,412
Unocal Corporation                                          600          19,875
USX-Marathon Group                                          700          17,544
                                                                     ----------
                                                                        794,319

DRUGS & HEALTH CARE - 8.69%
Abbott Laboratories                                       3,700         164,881
Allergan, Incorporated                                      300          22,350
ALZA Corporation *                                          200          11,825
American Home Products Corporation                        3,100         182,125
Amgen, Incorporated *                                     2,400         168,600
Bausch & Lomb, Incorporated                                 100           7,738
Baxter International, Incorporated                          700          49,219
Becton Dickinson & Company                                  600          17,213

                                                          SHARES         VALUE
                                                          ------         -----
DRUGS & HEALTH CARE - CONTINUED
Biogen, Incorporated *                                      400      $   25,800
Biomet, Incorporated                                        300          11,531
Boston Scientific Corporation*                            1,000          21,938
Bristol-Myers Squibb Company                              4,700         273,775
C.R. Bard, Incorporated                                     100           4,813
Cardinal Health, Incorporated                               700          51,800
Eli Lilly & Company                                       2,700         269,662
Guidant Corporation *                                       700          34,650
HCA Healthcare Company                                    1,300          39,487
HEALTHSOUTH Corporation                                     900           6,469
IMS Health, Incorporated                                    700          12,600
Johnson & Johnson                                         3,300         336,187
Mallinckrodt, Incorporated                                  200           8,688
Manor Care, Incorporated                                    200           1,400
McKesson HBOC, Incorporated                                 700          14,656
MedImmune, Incorporated                                     500          37,000
Medtronic, Incorporated                                   2,800         139,475
Merck & Company, Incorporated                             5,400         413,775
PE Corp-PE Biosystems Group                                 500          32,937
Pfizer, Incorporated                                     12,175         584,400
Pharmacia & Upjohn, Incorporated                          3,000         155,062
Schering-Plough Corporation                               3,500         176,750
St. Jude Medical, Incorporated *                            200           9,175
Tenet Healthcare Corporation *                              700          18,900
Unitedhealth Group, Incorporated                            400          34,300
Watson Pharmaceuticals, Incorporated                        200          10,750
Wellpoint Health Networks, Incorporated, Class A            100           7,244
                                                                     ----------
                                                                      3,357,175

ELECTRICAL EQUIPMENT - 3.57%
American Power Conversion Corporation *                     500          20,406
Cooper Industries, Incorporated                             200           6,513
Emerson Electric Company                                  1,000          60,375
General Electric Company                                 23,400       1,240,200
Johnson Controls, Incorporated                              200          10,262
Millipore Corporation                                       100           7,538
Molex, Incorporated                                         500          24,062
National Service Industries, Incorporated                   100           1,950
W.W. Grainger, Incorporated                                 200           6,163
                                                                     ----------
                                                                      1,377,469

ELECTRIC UTILITIES - 1.25%
AES Corporation *                                         1,000          45,625
Ameren Corporation                                          300          10,125
American Electric Power, Incorporated                       800          23,700
CINergy Corporation                                         400          10,175
CMS Energy Corporation                                      300           6,638
Consolidated Edison, Incorporated                           500          14,812
Constellation Energy Group, Incorporated                    400          13,025
CP & L Energy, Incorporated                                 400          12,775
Dominion Resources, Incorporated                            600          25,725
DTE Energy Company                                          300           9,169
Duke Energy Company                                         900          50,737
Edison International                                        800          16,400
Entergy Corporation                                         500          13,594
FirstEnergy Corporation                                     500          11,688
Florida Progress Corporation                                200           9,375


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----
ELECTRIC UTILITIES - CONTINUED
FPI Group, Incorporated                                     400      $   19,800
GPU, Incorporated                                           300           8,119
New Century Energies, Incorporated                          300           9,000
Niagara Mohawk Holdings, Incorporated *                     400           5,575
Northern States Power Company                               400           8,075
PECO Energy Company                                         400          16,125
PG&E Corporation                                            900          22,162
Pinnacle West Capital Corporation                           200           6,775
PPL Corporation                                             300           6,581
Public Service Enterprise Group, Incorporated               500          17,312
Reliant Energy, Incorporated                                700          20,694
Southern Company                                          1,500          34,969
TXU Corporation                                             600          17,700
Unicom Corporation                                          400          15,475
                                                                     ----------
                                                                        481,925

ELECTRONICS - 2.86%
Adaptec, Incorporated *                                     200           4,550
Agilent Technologies, Incorporated *                      1,100          81,125
Analog Devices, Incorporated *                              800          60,800
Applied Materials, Incorporated *                         1,900         172,187
Lexmark International Group, Incorporated, Class A          300          20,175
Linear Technology Corporation                               700          44,756
Lucent Technologies, Incorporated                         7,700         456,225
Motorola, Incorporated                                    5,100         148,219
PerkinElmer, Incorporated                                   100           6,612
Rockwell International Corporation                          400          12,600
Scientific-Atlanta, Incorporated                            400          29,800
Solectron Corporation *                                   1,400          58,625
TekTronix, Incorporated                                     100           7,400
Thomas & Betts Corporation                                  100           1,913
                                                                     ----------
                                                                      1,104,987

FINANCIAL SERVICES - 4.35%
American Express Company                                  3,200         166,800
Association First Capital Corporation, Class A            1,700          37,931
Bear Stearns Companies, Incorporated                        300          12,487
Capital One Financial Corporation                           500          22,312
Charles Schwab Corporation                                3,200         107,600
Citigroup, Incorporated                                   8,000         482,000
Countrywide Credit Industries, Incorporated                 300           9,094
Federal Home Loan Mortgage Corporation                    1,600          64,800
Federal National Mortgage Association                     2,400         125,250
Franklin Resources, Incorporated                            600          18,225
Household International, Incorporated                     1,100          45,719
J. P. Morgan & Company, Incorporated                        400          44,050
Lehman Brothers Holdings, Incorporated                      300          28,369
Merrill Lynch & Company, Incorporated                       900         103,500
Morgan Stanley Dean Witter & Company                      2,700         224,775

                                                          SHARES         VALUE
                                                          ------         -----
FINANCIAL SERVICES - CONTINUED
Paine Webber Group,
  Incorporated                                              300      $   13,650
Regions Financial Corporation                               500           9,938
SLM Holding Corporation                                     400          14,975
Wells Fargo & Company                                     3,800         147,250
                                                                     ----------
                                                                      1,678,725

FOOD & BEVERAGES - 2.44%
Archer-Daniels-Midland Company                            1,400          13,738
Bestfoods                                                   600          41,550
Campbell Soup Company                                     1,000          29,125
Coca-Cola Enterprises, Incorporated                       1,000          16,313
ConAgra, Incorporated                                     1,200          22,875
General Mills, Incorporated                                 700          26,775
H.J. Heinz Company                                          800          35,000
Hershey Foods Corporation                                   300          14,550
Kellogg Company                                           1,000          29,750
Nabisco Group Holding Corporation                           800          20,750
PepsiCo, Incorporated                                     3,400         151,087
Quaker Oats Company                                         300          22,538
Ralston Purina Company                                      700          13,956
Sara Lee Corporation                                      2,100          40,556
Supervalu, Incorporated                                     300           5,719
Sysco Corporation                                           800          33,700
The Coca-Cola Company                                     5,900         338,881
Unilever NV                                               1,400          60,200
Wm. Wrigley Jr. Company                                     300          24,056
                                                                     ----------
                                                                        941,119

FOREST PRODUCTS - 0.10%
Georgia-Pacific Corporation                                 400          10,500
Louisiana Pacific Corporation                               200           2,175
Weyerhaeuser Company                                        600          25,800
                                                                     ----------
                                                                         38,475

FURNITURE & FIXTURES - 0.02%
Leggett & Platt, Incorporated                               500           8,250
                                                                     ----------

GAS & PIPELINE UTILITIES - 0.63%
Coastal Corporation                                         500          30,437
Columbia Energy Group                                       200          13,125
Eastern Enterprises                                         100           6,300
El Paso Energy Corporation                                  500          25,469
Enron Corporation                                         1,700         109,650
NICOR, Incorporated                                         100           3,262
ONEOK, Incorporated                                         100           2,594
Peoples Energy Corporation                                  100           3,238
Sempra Energy                                               500           8,500
Williams Companies, Incorporated                          1,000          41,687
                                                                     ----------
                                                                        244,262

GOLD - 0.08%
Barrick Gold Corporation                                    900          16,369
Freeport McMoran Copper & Gold, Incorporated, Class B*      400           3,700
Homestake Mining Company                                    600           4,125
Placer Dome, Incorporated                                   800           7,650
                                                                     ----------
                                                                         31,844


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
HOMEBUILDERS - 0.02%
Centex Corporation                                        100      $  2,350
Kaufman & Broad Home Corporation                          100         1,981
Pulte Corporation                                         100         2,163
                                                                   --------
                                                                      6,494

HOTELS & RESTAURANTS - 0.40%
Darden Restaurants, Incorporated                          300         4,875
Hilton Hotels Corporation                                 900         8,438
Marriott International, Incorporated, Class A             600        21,637
McDonalds Corporation                                   3,200       105,400
Tricon Global Restaurants, Incorporated *                 300         8,475
Wendy's International, Incorporated                       300         5,344
                                                                   --------
                                                                    154,169

HOUSEHOLD APPLIANCES - 0.04%
Maytag Corporation                                        200         7,375
Whirlpool Corporation                                     200         9,325
                                                                   --------
                                                                     16,700

HOUSEHOLD PRODUCTS - 1.04%
Black & Decker Corporation                                200         7,862
Clorox Company                                            600        26,887
Colgate-Palmolive Company                               1,400        83,825
Fortune Brands, Incorporated                              400         9,225
Gillette Company                                        2,500        87,344
Procter & Gamble Company                                3,100       177,475
Snap-On, Incorporated                                     100         2,663
The Stanley Works                                         200         4,750
Tupperware Corporation                                    100         2,200
                                                                   --------
                                                                    402,231

INDUSTRIAL MACHINERY - 0.34%
Briggs & Stratton Corporation                             100         3,425
Crane Company                                             100         2,431
Cummins Engine, Incorporated                              100         2,725
Deere & Company                                           600        22,200
Dover Corporation                                         500        20,281
Illinois Tool Works, Incorporated                         700        39,900
Ingersoll-Rand Company                                    400        16,100
Pall Corporation                                          300         5,550
Parker-Hannifin Corporation                               300        10,275
Thermo Electron Corporation *                             400         8,425
                                                                   --------
                                                                    131,312

INSURANCE - 2.25%
Aetna, Incorporated                                       300        19,256
AFLAC, Incorporated                                       600        27,562
Allstate Corporation                                    1,800        40,050
American General Corporation                              600        36,600
American International Group, Incorporated              3,600       423,000
Aon Corporation                                           600        18,637
Chubb Corporation                                         400        24,600
CIGNA Corporation                                         400        37,400
Cincinnati Financial Corporation                          400        12,575
Conseco, Incorporated                                     800         7,800
Equifax, Incorporated                                     300         7,875
Hartford Financial Services Group, Incorporated           500        27,969
Jefferson-Pilot Corporation                               200        11,288
Lincoln National Corporation                              500        18,062

                                                            SHARES        VALUE
                                                            ------        -----
INSURANCE - CONTINUED
Loews Corporation                                             200      $ 12,000
Marsh & McLennan Companies, Incorporated                      600        62,662
MBIA, Incorporated                                            200         9,638
MGIC Investment Corporation                                   300        13,650
Progressive Corporation                                       200        14,800
SAFECO Corporation                                            300         5,963
St. Paul Companies, Incorporated                              500        17,063
Torchmark, Incorporated                                       300         7,406
UNUMProvident Corporation                                     600        12,038
                                                                       --------
                                                                        867,894

INTERNATIONAL OIL - 1.46%
Chevron Corporation                                         1,500       127,219
Halliburton Company                                         1,100        51,906
Royal Dutch Petroleum Company, GDR                          5,100       313,969
Texaco, Incorporated                                        1,300        69,225
                                                                       --------
                                                                        562,319

INTERNET CONTENT, SOFTWARE & INFRASTRUCTURE - 0.74%
America Online, Incorporated *                              5,400       284,850
                                                                       --------

INVESTMENT COMPANIES - 0.03%
T. Rowe Price & Associates, Incorporated                      300        12,750
                                                                       --------

LEISURE TIME - 0.75%
B Corporation                                                 200         3,313
Carnival Corporation, Class A                               1,400        27,300
Harrahs Entertainment, Incorporated                           300         6,281
Hasbro, Incorporated                                          400         6,025
Seagram, Ltd.                                               1,000        58,000
The Walt Disney Company                                     4,900       190,181
                                                                       --------
                                                                        291,100

LIQUOR - 0.26%
Adolph Coors Company, Class B                                 100         6,050
Anheuser-Busch Companies, Incorporated                      1,100        82,156
Brown Forman Corporation, Class B                             200        10,750
                                                                       --------
                                                                         98,956

METAL & METAL PRODUCTS - 0.02%
Inco, Ltd. *                                                  400         6,150
Timken Company                                                100         1,863
                                                                       --------
                                                                          8,013

MINING - 0.04%
Newmont Mining Corporation                                    400         8,650
Phelps Dodge Corporation                                      200         7,438
                                                                       --------
                                                                         16,088

NEWSPAPERS - 0.26%
Dow Jones & Company, Incorporated                             200        14,650
Gannett, Incorporated                                         600        35,887
Knight-Ridder, Incorporated                                   200        10,638
New York Times Company, Class A                               400        15,800
Tribune Company                                               700        24,500
                                                                       --------
                                                                        101,475


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
OFFICE FURNISHINGS & SUPPLIES - 0.07%
Avery Dennison Corporation                                300      $ 20,137
Ikon Office Solutions, Incorporated                       400         1,550
Office Depot, Incorporated *                              700         4,375
                                                                   --------
                                                                     26,062

PAPER - 0.60%
Boise Cascade Corporation                                 100         2,588
Fort James Corporation                                    500        11,562
International Paper Company                             1,241        37,011
Kimberly-Clark Corporation                              1,300        74,587
Mead Corporation                                          200         5,050
Minnesota Mining & Manufacturing Company                  900        74,250
Potlatch Corporation                                      100         3,313
Sealed Air Corporation *                                  200        10,475
Westvaco Corporation                                      200         4,963
Willamette Industries, Incorporated                       300         8,175
                                                                   --------
                                                                    231,974

PETROLEUM SERVICES - 0.47%
Apache Corporation                                        300        17,644
Baker Hughes, Incorporated                                800        25,600
Rowan Companies, Incorporated *                           200         6,075
Schlumberger, Ltd.                                      1,300        97,012
Tosco Corporation                                         300         8,494
Transocean Offshore, Incorporated                         500        26,719
                                                                   --------
                                                                    181,544

PHOTOGRAPHY - 0.11%
Eastman Kodak Company                                     700        41,650
Polaroid Corporation                                      100         1,806
                                                                   --------
                                                                     43,456

PLASTICS - 0.00%
Milacron, Incorporated                                    100         1,450
                                                                   --------

PUBLISHING - 0.70%
American Greetings Corporation, Class A                   200         3,800
McGraw-Hill Companies, Incorporated                       500        27,000
Meredith Corporation                                      100         3,375
Time Warner, Incorporated                               3,100       235,600
                                                                   --------
                                                                    269,775

RAILROADS & EQUIPMENT - 0.18%
Burlington Northern Santa Fe Corporation                1,000        22,937
CSX Corporation                                           500        10,594
Norfolk Southern Corporation                              900        13,388
Union Pacific Corporation                                 600        22,312
                                                                   --------
                                                                     69,231

RETAIL GROCERY - 0.39%
Albertsons, Incorporated                                1,000        33,250
Kroger Company *                                        2,000        44,125
Safeway, Incorporated *                                 1,200        54,150
Starbucks Corporation *                                   400        15,275
The Great Atlantic & Pacific
  Tea Company, Incorporated                               100         1,662
Winn-Dixie Stores, Incorporated                           300         4,294
                                                                   --------
                                                                    152,756

                                                          SHARES         VALUE
                                                          ------         -----
RETAIL TRADE - 3.91%
AutoZone, Incorporated *                                    300      $    6,600
Bed Bath & Beyond, Incorporated*                            300          10,875
Best Buy Company, Incorporated *                            500          31,625
Circuit City Stores, Incorporated                           500          16,594
Consolidated Stores Corporation*                            300           3,600
Costco Wholesale Corporation *                            1,100          36,300
CVS Corporation                                             900          36,000
Dillards, Incorporated, Class A                             200           2,450
Dollar General Corporation                                  800          15,600
Federated Department Stores, Incorporated                   500          16,875
GAP, Incorporated                                         2,000          62,500
Home Depot, Incorporated                                  5,500         274,656
J. C. Penney, Incorporated                                  600          11,063
Kmart Corporation *                                       1,100           7,494
Kohls Corporation *                                         800          44,500
Longs Drug Stores Corporation                               100           2,175
Lowe's Companies, Incorporated                              900          36,956
May Department Stores, Incorporated                         800          19,200
Nordstrom, Incorporated                                     300           7,238
Radioshack Corporation                                      400          18,950
Rite Aid Corporation                                        600           3,938
Sears Roebuck & Company                                     800          26,100
Staples, Incorporated *                                   1,100          16,912
Target Corporation                                        1,100          63,800
The Limited, Incorporated                                 1,000          21,625
Tiffany & Company                                           200          13,500
TJX Companies, Incorporated                                 700          13,125
Toys R Us, Incorporated *                                   500           7,281
Wal-Mart Stores, Incorporated                            10,500         605,062
Walgreen Company                                          2,400          77,250
                                                                     ----------
                                                                      1,509,844

SANITARY SERVICES - 0.08%
Allied Waste Industries,
  Incorporated *                                            400           4,000
Waste Management, Incorporated
                                                          1,500          28,500
                                                                     ----------
                                                                         32,500

SEMICONDUCTORS - 4.51%
Advanced Micro Devices, Incorporated *                      400          30,900
Altera Corporation *                                        500          50,969
Conexant Systems, Incorporated *                            500          24,313
Intel Corporation                                         7,900       1,056,131
KLA-Tencor Corporation *                                    400          23,425
LSI Logic Corporation *                                     700          37,887
Micron Technology, Incorporated                           1,300         114,481
National Semiconductor Corporation *                        400          22,700
Novellus Systems, Incorporated *                            300          16,969
Teradyne, Incorporated *                                    400          29,400
Texas Instruments, Incorporated                           3,900         267,881
Xilinx, Incorporated                                        800          66,050
                                                                     ----------
                                                                      1,741,106

SOFTWARE - 4.98%
Adobe Systems, Incorporated                                 300          39,000
Autodesk, Incorporated                                      100           3,469
BMC Software, Incorporated *                                600          21,891
Computer Associates International, Incorporated           1,400          71,662


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----
SOFTWARE - CONTINUED
Compuware Corporation *                                     900      $    9,337
Microsoft Corporation                                    12,400         992,000
Novell, Incorporated *                                      800           7,400
Oracle Systems Corporation                                6,700         563,219
Parametric Technology Corporation *                         700           7,700
PeopleSoft, Incorporated *                                  700          11,725
Sapient Corporation *                                       100          10,694
Siebel Systems, Incorporated *                              500          81,781
VERITAS Software Corporation                                900         101,714
                                                                     ----------
                                                                      1,921,592

STEEL - 0.04%
Allegheny Technologies, Incorporated                        200           3,600
Bethleham Steel Corporation *                               300           1,069
Nucor Corporation                                           200           6,637
USX-United States Steel Group                               200           3,713
Worthington Industries, Incorporated                        200           2,100
                                                                     ----------
                                                                         17,119

TELECOMMUNICATIONS SERVICES - 2.74%
3Com Corporation *                                          800          46,100
ADC Telecommunications, Incorporated *                      700          58,713
Andrew Corporation *                                        200           6,713
Comverse Technology, Incorporated *                         400          37,200
Corning, Incorporated                                       700         188,912
Global Crossing, Ltd.                                     2,100          55,256
Nortel Networks Corporation                               7,000         477,750
QUALCOMM, Incorporated *                                  1,800         108,000
Tellabs, Incorporated *                                   1,000          68,437
Young & Rubicam, Incorporated                               200          11,438
                                                                     ----------
                                                                      1,058,519

TELEPHONE - 5.08%
Alltel Corporation                                          700          43,356
American Telephone & Telegraph Corporation                8,900         281,462
Bell Atlantic Corporation                                 3,700         188,006
BellSouth Corporation                                     4,400         187,550
CenturyTel, Incorporated                                    300           8,625
GTE Corporation *                                         2,300         143,175
Nextel Communications, Incorporated, Class A *            1,800         110,138
SBC Communications, Incorporated                          8,000         346,000
Sprint Corporation (FON Group)                            2,100         107,100
Sprint Corporation (PCS Group) *                          2,200         130,900
U. S. West, Incorporated *                                1,200         102,900
WorldCom, Incorporated                                    6,800         311,950
                                                                     ----------
                                                                      1,961,162

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                200           2,225
Goodyear Tire &  Rubber Company                             400           8,000
                                                                     ----------
                                                                         10,225

TOBACCO - 0.39%
Philip Morris Companies, Incorporated                     5,400         143,437

                                                           SHARES           VALUE
                                                           ------           -----
TOBACCO - CONTINUED
UST, Incorporated                                            400      $     5,875
                                                                      -----------
                                                                          149,312

TOYS, AMUSEMENTS & SPORTING GOODS - 0.03%
Mattel, Incorporated                                       1,000           13,188
                                                                      -----------

TRUCKING & FREIGHT - 0.08%
Kansas City Southern Industries, Incorporated                300           26,606
Navistar International Corporation *                         100            3,106
Ryder Systems, Incorporated                                  100            1,894
                                                                      -----------
                                                                           31,606
TOTAL COMMON STOCKS
(Cost: $29,654,537)                                                   $29,443,523
                                                                      -----------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                          ------          -----
U.S. TREASURY OBLIGATIONS - 1.41%
U.S. Treasury Bills - 1.41%
5.55% due 09/07/2000 ****                                550,000         544,234
                                                                        --------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $544,234)                                                        $544,234
                                                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.55%
FEDERAL NATIONAL MORTGAGE ASSOCIATIONS - 2.55%
6.46% due 09/14/2000                                   1,000,000         986,542
                                                                        --------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost: $986,542)                                            $986,542
                                                                        --------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----

SHORT TERM INVESTMENTS - 7.99%
Federal Home Loan
  Mortgage Corporation,
  6.40% due 07/18/2000                            $1,000,000       $996,978
  6.41% due 08/01/2000                             2,000,000      1,988,960
United States Treasury Bills
  5.74% due 08/31/2000 ****                          100,000         99,028
                                                                -----------
                                                                 $3,084,966

REPURCHASE AGREEMENTS - 11.80%
Repurchase Agreement with State
Street Bank & Trust Company dated
06/30/2000 at 6.35%, to be
repurchased at $4,558,411 on
07/03/2000, collateralized by
$3,715,000 U.S. Treasury Bonds,
8.125% due 08/15/2021 (valued at
$4,653,038, including interest)                  $4,556,000      $4,556,000
                                                                -----------

TOTAL INVESTMENTS   (500 INDEX TRUST)
(Cost: $38,826,278)                                             $38,615,265
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                          SHARES            VALUE
                                                          ------            -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Aggressive Growth Trust                                 430,420      $  8,987,170
  Blue Chip Growth Trust                                  927,831        20,486,513
  Dynamic Growth Trust                                    318,285         3,825,782
  Emerging Small Company Trust                            153,946         6,376,450
  Equity-Income Trust                                     774,153        11,194,256
  International Stock Trust                               870,241        12,766,438
  International Value Trust                               995,737        12,755,390
  Mid Cap Blend Trust                                     204,024         3,782,609
  Mid Cap Stock Trust                                     526,935         6,402,260
  Overseas Trust                                          824,678        11,405,298
  Small Company Blend Trust                               147,702         2,513,887
  Small Company Value Trust                               513,655         6,338,497
  U.S. Large Cap Value Trust                            1,545,676        20,248,356
                                                                       ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
1000 TRUST)  (Cost: $124,824,468)                                      $127,082,906
                                                                       ============

LIFESTYLE GROWTH 820 TRUST

                                                          SHARES           VALUE
                                                          ------           -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Aggressive Growth Trust                                 717,252      $ 14,976,230
  Blue Chip Growth Trust                                2,254,786        49,785,679
  Dynamic Growth Trust                                  1,237,577        14,875,671
  Emerging Small Company Trust                            359,151        14,876,014
  Equity-Income Trust                                   1,672,287        24,181,269
  Growth & Income Trust                                   799,411        24,725,777
  High Yield Trust                                      1,557,268        19,668,289
  International Stock Trust                             2,368,612        34,747,545
  International Value Trust                             2,710,185        34,717,476
  Mid Cap Blend Trust                                     793,301        14,707,805
  Mid Cap Stock Trust                                   2,048,865        24,893,714
  Overseas Trust                                        2,494,000        34,492,013
  Quantitative Equity Trust                               915,272        24,913,699
  Small Company Value Trust                             1,597,782        19,716,628
  Strategic Bond Trust                                  1,891,503        19,671,631
  Total Return Trust                                    5,138,482        63,974,097
  U.S. Large Cap Value Trust                            4,507,504        59,048,299
                                                                       ------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
TRUST)  (Cost: $489,346,455)                                           $493,971,836
                                                                       ============

LIFESTYLE BALANCED 640 TRUST

                                                          SHARES           VALUE
                                                          ------           -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Blue Chip Growth Trust                                2,466,539      $ 54,461,171
  Emerging Small Company Trust                            357,163        14,793,688
  Equity-Income Trust                                     665,213         9,618,978
  Growth & Income Trust                                   953,984        29,506,728
  High Yield Trust                                      4,258,786        53,788,462
  International Stock Trust                             1,346,002        19,745,855
  International Value Trust                             1,925,133        24,660,959
  Money Market Trust                                    1,465,797        14,657,966
  Overseas Trust                                        1,417,256        19,600,645
  Quantitative Equity Trust                               910,207        24,775,821
  Real Estate Securities Trust                          2,136,730        28,525,342
  Small Company Value Trust                               794,470         9,803,756
  Strategic Bond Trust                                  1,410,776        14,672,073
  Total Return Trust                                    7,861,607        97,877,004
  U.S. Government Securities Trust                      1,542,538        19,574,805
  U.S. Large Cap Value Trust                            4,109,012        53,828,055
                                                                       ------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST)  (Cost: $483,090,034)                                       $489,891,308
                                                                       ============

LIFESTYLE MODERATE 460 TRUST

                                                          SHARES            VALUE
                                                          ------            -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Blue Chip Growth Trust                                  482,440      $ 10,652,280
  Diversified Bond Trust                                1,796,987        17,538,590
  Growth & Income Trust                                   342,088        10,580,789
  High Yield Trust                                        694,161         8,767,252
  International Stock Trust                               361,996         5,310,485
  International Value Trust                               414,199         5,305,890
  Money Market Trust                                    1,927,268        19,272,682
  Overseas Trust                                          508,212         7,028,576
  Quantitative Equity Trust                               391,668        10,661,206
  Real Estate Securities Trust                            766,208        10,228,875
  Strategic Bond Trust                                  1,349,037        14,029,986
  Total Return Trust                                    1,550,497        19,303,692
  U.S. Government Securities Trust                      2,074,264        26,322,415
  U.S. Large Cap Value Trust                              803,698        10,528,446
                                                                       ------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE
460 TRUST)  (Cost: $176,179,511)                                       $175,531,164
                                                                       ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2000  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------


LIFESTYLE CONSERVATIVE 280 TRUST

                                                         SHARES           VALUE
                                                         ------           -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Diversified Bond Trust                               1,411,185      $13,773,169
  High Yield Trust                                       155,751        1,967,137
  International Stock Trust                              338,426        4,964,713
  Money Market Trust                                   1,965,580       19,655,796
  Real Estate Securities Trust                           358,160        4,781,430
  Strategic Bond Trust                                   472,950        4,918,679
  Total Return Trust                                   1,581,319       19,687,422
  U.S. Government Securities Trust                     1,551,365       19,686,823
  U.S. Large Cap Value Trust                             676,232        8,858,633
                                                                      -----------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE
280 TRUST)  (Cost: $100,094,759)                                      $98,293,802
                                                                      ===========

Key to Currency Abbreviations
AUD     -  Australian Dollar
CAD     -  Canadian Dollar
CZK     -  Czech Koruna
DKK     -  Danish Krone
EUR     -  European Currency
FIM     -  Finnish Markka
FRF     -  French Franc
DEM     -  German Deustche Mark
GBP     -  British Pound
GRD     -  Greek Drachma
HKD     -  Hong Kong Dollar
ITL     -  Italian Lira
JPY     -  Japanese Yen
NLG     -  Netherland Guilder
NZD     -  New Zealand Dollar
NOK     -  Norwegian Krone
PLZ     -  Polish Zloty
SGD     -  Singapore Dollar

Key to Security Abbreviations and Legend
ADR     -  American Depositary Receipts
ADS     -  American Depositary Shares
ESOP    -  Employee Stock Ownership Plan
FRN     -  Floating Rate Note (Rate effective
                  as of June 30, 2000).
GDR     -  Global Depositary Receipts
GTD     -  Guaranteed
IO      -  Interest Only (Carries notional principal amount)
REIT    -  Real Estate Investment Trust
REMIC   -  Real Estate Mortgage Investment Conduit
SBI     -  Shares Beneficial Interest
SPDR    -  Standard & Poor's Depositary Receipts
TBA     -  To Be Announced
VR      -  Variable Rate Demand Note (Rate effective
           as of June 30, 2000)
@       -  Non-Income producing, issuer is in bankruptcy
           and is in default of interest payments.
*       -  Non-Income producing
**      -  Purchased on a forward commitment (Note 2)
***     -  At June 30, 2000 a portion of this security
           was pledged to cover forward commitments
           purchased.
****    -  At June 30, 2000 a portion of this security
           was pledged to cover margin requirements for open futures contracts.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following forty seven Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Internet Technologies Trust ("Internet Technologies"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth", formerly, "Mid Cap Growth"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Mid Cap Blend Trust ("Mid Cap Blend"), the Small Company Value Trust ("Small Company Value"), the Global Equity Trust ("Global Equity"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the Tactical Allocation Trust ("Tactical Allocation"), the Equity Index Trust ("Equity Index"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market"), the 500 Index trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Dynamic Growth, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, B and C, separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA, MNY, Manulife America and Manulife USA are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of MNA and Manulife America is a wholly owned subsidiary of Manulife USA.

At June 30, 2000, Manulife USA owned seed money shares in Internet Technologies, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

CHANGE IN PORTFOLIO NAMES. Effective May 1, 2000, the name of Mid Cap Growth was changed to All Cap Growth.

NEW PORTFOLIOS. Effective May 1, 2000, Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index commenced operations. Munder Capital Management ("Munder Capital") is the subadviser to Internet Technologies, Janus Capital Corporation ("Janus Capital") is the subadviser to Dynamic Growth, Mitchell Hutchins Asset Management Inc. is the subadviser to Tactical Allocation and Manufacturers Adviser Corporation ("MAC") is the subadviser to Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index.

REORGANIZATION. On April 27, 1999 the shareholders of the Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") of the Trust on behalf of the Worldwide Growth Trust ("Worldwide Growth") and the Capital Growth Bond Trust ("Capital Growth Bond") portfolios (collectively, the "Transferor Portfolios") and the Global Equity and the Investment Quality Bond portfolios (collectively, the "Acquiring Portfolios"). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of Trust counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred at the close of regularly scheduled trading on the New York Stock Exchange on April 30, 1999. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolio (including $6,919,477 and $1,057,973 of unrealized appreciation of Worldwide Growth and Capital Growth Bond, respectively) acquired by such Acquiring Portfolio. The resulting activity was as follows:


                                                                    SHARES             TOTAL NET ASSETS             NET ASSET VALUE
                                                                    ------             ----------------             ---------------

Worldwide Growth at April 30, 1999                                 2,685,944              $42,636,373                   $15.87
Global Equity at April 30, 1999                                   47,464,654              879,296,730                    18.53
Global Equity after reorganization on April 30, 1999              49,765,028              921,933,103                    18.53
Capital Growth Bond at April 30, 1999                              5,792,535               64,455,265                    11.13
Investment Quality Bond at April 30, 1999                         27,658,681              325,513,768                    11.77
Investment Quality Bond after reorganization
  on April 30, 1999                                               33,134,914              389,969,033                    11.77


MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 2000 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 2000:


                                                     SALES OF FUTURES CONTRACTS                 PURCHASES OF FUTURES CONTRACTS
                                               --------------------------------------     ------------------------------------------
                                               NUMBER OF      AGGREGATE                    NUMBER OF       AGGREGATE
                                EXPIRATION       OPEN       MARKET VALUE    UNREALIZED       OPEN        MARKET VALUE    UNREALIZED
                                   DATE        CONTRACTS    OF CONTRACTS      GAIN         CONTRACTS     OF CONTRACTS    GAIN (LOSS)
                                ----------     ---------    ------------    ----------     ---------     ------------    -----------

EQUITY INDEX:
S&P 500 Index................    Sept 2000         --                --                         4        $1,468,100       ($27,557)
                                                                                                                           =======

HIGH YIELD:
U.S. 10 yr. Treasury.........    Sept 2000         --                --                        76        $7,484,813       $230,071
                                                                                                                          ========
Long Gilt....................    Sept 2000         28         $4,818,795     $43,929           --                --
                                                                             =======


MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                     SALES OF FUTURES CONTRACTS                 PURCHASES OF FUTURES CONTRACTS
                                               ---------------------------------------     -----------------------------------------
                                               NUMBER OF      AGGREGATE                    NUMBER OF       AGGREGATE
                                EXPIRATION       OPEN       MARKET VALUE    UNREALIZED       OPEN        MARKET VALUE    UNREALIZED
                                   DATE        CONTRACTS    OF CONTRACTS      GAIN         CONTRACTS     OF CONTRACTS    GAIN (LOSS)
                                ----------     ---------    ------------    ----------     ---------     ------------    ----------

GLOBAL BOND:
Euro........................   March 2001          --               --                         26          6,038,175        1,375
Deutschemark ...............    Sept 2000          --               --                         72         $7,222,346      $23,132
Japanese Yen ...............    Sept 2000          --               --                         19         23,771,265       83,691
Long Gilt...................    Sept 2000          28       $4,818,799      ($11,527)          --                 --           --
Municipal Bond Index .......    Sept 2000          --               --                         15          1,435,781       55,781
U.S. 30yr Treasury..........    Sept 2000          21        2,044,219        (1,313)          --                 --           --
                                                                              -------
                                                                            ($12,840)                                    $163,979
                                                                            ========                                     ========
SMALL CAP INDEX:
Russell 2000 Index...........   Sept 2000          --               --                        121        $31,617,300      $80,203
                                                                                                                          =======

INTERNATIONAL INDEX:
All Ordinaries Index .......    Sept 2000          --               --                          1            $50,012       $2,760
Euro .......................    Sept 2000          --               --                          7            838,338        5,171
Japanese Yen ...............    Sept 2000          --               --                          4            478,850       (3,174)
MSCI .......................    Sept 2000          --               --                         21            551,740      (15,957)
Tokyo Topix Index...........    Sept 2000          --               --                          2            299,986        5,523
                                                                                                                           ------
                                                                                                                          ($5,677)
                                                                                                                          ========
MID CAP INDEX:
S&P 400 Index...............    Sept 2000          --               --                          8         $1,953,200     ($38,248)
                                                                                                                         =========

TOTAL STOCK MARKET INDEX:
Russell 2000 Index .........    Sept 2000          --               --                          2           $552,600       $3,586
S&P 500 Index ..............    Sept 2000          --               --                          8          2,936,200      (37,218)
                                                                                                                          --------
                                                                                                                         ($33,632)
                                                                                                                         =========
500 INDEX:
S&P 500 Index ..............    Sept 2000          --               --                         24         $8,808,600     ($84,869)
                                                                                                                         =========


PURCHASED AND WRITTEN OPTIONS. When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into a offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios that purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

SECURITIES LENDING. All Portfolios that lend securities may lend in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis.

The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy.

The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.

At June 30, 2000, the value of the securities loaned amounted to $18,307,070, $181,049,257, $40,262,640, $80,969,195, $21,927,597, $20,536,721, $71,425,676,
$69,459,516, $28,388,722, $157,848,347, $15,557,264, $71,482,441, $31,983,348,
$38,245,933, $25,088,203, $55,679,456, $16,927,832, $957,250, $3,238,871,
$57,803,744, $28,846,837, $48,361,785, $9,863,700, $14,425,342, $5,344,231,
48,322,925 and $33,007,966, in Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Mid Cap Stock, All Cap Growth, Overseas, International Stock, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Investment Quality Bond, and Diversified Bond, respectively.

At June 30, 2000, the value of cash collateral amounted to $19,358,322, $186,007,383, $40,557,310, $83,654,957, $23,177,039, $20,528,469, $71,885,704,
$72,875,850, $29,471,489, $160,309,832, $16,054,215, $74,329,754, $33,121,839,
$39,144,625, $25,114,480, $55,626,903, $17,992,894, $1,038,000, $3,297,283,
$58,920,944, $30,536,502, $49,324,472, $10,143,840, $14,615,303, $5,477,685,
$49,255,186 and $33,552,600 in Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Mid Cap Stock, All Cap Growth, Overseas, International Stock, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Investment Quality Bond, and Diversified Bond respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios that enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

REPURCHASE AGREEMENTS. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States requires management to make

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at June 30, 2000:

                                         ALL CAP GROWTH                 TOTAL RETURN
                                     -----------------------    --------------------------
                                     NUMBER OF     PREMIUMS       NUMBER OF      PREMIUMS
                                     CONTRACTS     RECEIVED       CONTRACTS      RECEIVED
                                     ---------   -----------    ------------   -----------
Options outstanding 12/31/1999             --             --             339      $177,945
Options written                         8,847    $ 4,393,845     458,510,485     2,354,773
Options closed & expired               (5,500)    (3,258,219)   (431,110,824)   (2,152,718)
                                       ------    -----------    ------------   -----------
Options outstanding 6/30/2000           3,347    $ 1,135,626      27,400,000   $   380,000
                                       ======    ===========    ============   ===========

In addition, at June 30, 2000, Global Bond and Total Return had entered into written options on futures contracts. The terms of the contracts required a deposit for initial and variation margin. Premiums received from writing options on futures contracts were included in the initial margin deposit. The following is a summary of open written options on futures contracts outstanding in Global Bond and Total Return at June 30, 2000:

                                                                                                             UNREALIZED
                          DESCRIPTION          NUMBER OF CONTRACTS            EXPIRATION DATE               DEPRECIATION
                          -----------          -------------------            ---------------               ------------
GLOBAL BOND
                      Eurodollar                        12                      March, 2001                    ($4,500)
                                                                                                             =========
TOTAL RETURN
                      US Treasury Bond                  95                     August, 2000                   ($35,438)
                      Eurodollar                       358                    December, 2000                  (210,238)
                      Eurodollar                       145                      March, 2001                    (35,925)
                                                                                                             ---------
                                                                                                             ($281,601)

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at June 30, 2000:

GLOBAL BOND

                                                                                    UNREALIZED
                                                                                   APPRECIATION
NOTIONAL AMOUNT                           DESCRIPTION                             (DEPRECIATION)
---------------                           -----------                             --------------

JPY 660,000,000    Agreement with Goldman Sachs & Company terminating May 18,
                   2010 to pay 6 month LIBOR (London Interbank Offer Rate)
                   semi-annually and to receive a fixed rate of 2.035% annually.      ($26,822)


CAD   5,200,000    Agreement with JP Morgan terminating May 10, 2002 to pay
                   3 month LIBOR (London Interbank Offer Rate) semi-annually
                   and to receive a fixed rate of 6.515% annually.                     (21,359)


EUR     150,000    Agreement with JP Morgan terminating January 4, 2024 to pay
                   6 month LIBOR (London Interbank Offer Rate) semi-annually
                   and to receive a fixed rate of 6.25% annually.                      (13,117)

GBP   7,600,000    Agreement with Merrill Lynch terminating August 6, 2003 to pay 6 month LIBOR (London Interbank Offer Rate) semi-
                   annually and to receive a fixed rate of 6.949% annually.             11,657

EUR   2,020,000    Agreement with Goldman Sachs & Company terminating May 22,
                   2030 to pay 6 month LIBOR (London Interbank Offer Rate)
                   semi-annually and to receive a fixed rate of 6.175%
                   annually.                                                           (30,786)
                                                                                       --------
                                                                                      ($80,427)
                                                                                       ========

TOTAL RETURN

                                                                                    UNREALIZED
                                                                                   APPRECIATION
NOTIONAL AMOUNT                           DESCRIPTION                             (DEPRECIATION)
---------------                           -----------                             --------------

JPY 125,000,000    Agreement with Goldman Sachs & Company terminating May 18,
                   2007 to pay 6 month LIBOR (London Interbank Offer Rate)
                   semi-annually and to receive a fixed rate of 1.6692%
                   annually.                                                          ($4,068)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                         UNREALIZED
NOTIONAL AMOUNT                           DESCRIPTION                            APPRECIATION (DEPRECIATION)
---------------                           -----------                            ---------------------------

EUR   1,110,000    Agreement with JP Morgan terminating January 4, 2009 to pay
                   6 month LIBOR (London Interbank Offer Rate) semi-annually
                   and to receive a fixed rate of 6.00% annually.                         $ 19,836

EUR     240,000    Agreement with JP Morgan terminating January 4, 2024 to pay
                   6 month LIBOR (London Interbank Offer Rate) semi-annually
                   and to receive a fixed rate of 6.25% annually.                          (20,987)

EUR     840,000    Agreement with Goldman Sachs & Company terminating August 6,
                   2003 to pay 6 month LIBOR (London Interbank Offer Rate)
                   semi-annually and to receive a fixed rate of 6.175% annually.           (12,802)

     $4,100,000    Agreement with Morgan Stanley terminating May 24, 2010 to
                   pay 3 month LIBOR (London Interbank Offer Rate) semi-
                   annually and to receive a fixed rate of 6.175% annually.                142,131
                                                                                          --------
                                                                                          $124,110

4. CAPITAL SHARES. Share activity for the Trust for the six months ended June 30, 2000 and the year ended December 31, 1999 was as follows:


                                SIX MONTHS ENDED JUNE 30, 2000     YEAR ENDED DECEMBER 31, 1999
                                ------------------------------    ------------------------------
                                  SHARES            CAPITAL           SHARES          CAPITAL
                                -----------      -------------    -------------    -------------
PACIFIC RIM EMERGING MARKETS
Sold                             13,118,298      $ 132,246,254       19,223,623    $ 166,239,881
Reinvestment of distributions        33,365            349,336          150,288        1,491,534
Redeemed                        (11,944,246)      (121,079,926)     (14,768,802)    (126,011,817)
                                -----------      -------------    -------------    -------------
  Net increase                    1,207,417      $  11,515,664        4,605,109    $  41,719,598
                                ===========      =============    =============    =============

INTERNET TECHNOLOGIES
Sold                              2,390,517      $  29,457,729               --               --
Redeemed                            (12,585)          (146,368)
                                -----------      -------------
  Net increase                    2,377,932      $  29,311,361
                                ===========      =============

SCIENCE & TECHNOLOGY
Sold                             15,912,133      $ 581,987,938       22,528,543    $ 592,873,759
Reinvestment of distributions     1,111,345         38,952,644        2,196,290       78,452,440
Redeemed                           (892,329)       (30,703,352)      (2,266,973)     (60,758,210)
                                -----------      -------------    -------------    -------------
  Net increase                   16,131,149      $ 590,237,230       22,457,860    $ 610,567,989
                                ===========      =============    =============    =============

INTERNATIONAL SMALL CAP
Sold                             12,476,722        341,192,084        5,814,052    $ 105,417,292
Reinvestment of distributions     2,564,816         62,632,809
                                                                         31,234          500,049
Redeemed                         (9,509,144)      (236,019,212)      (7,001,039)    (123,098,528)
                                -----------      -------------    -------------    -------------
  Net increase (decrease)         5,532,394      $ 167,805,681    $  (1,155,753)   $ (17,181,187)
                                ===========      =============    =============    =============

AGGRESSIVE GROWTH
Sold                              9,605,797      $ 194,917,437        8,078,142    $ 106,010,569
Redeemed                         (1,503,400)       (29,436,645)     (11,224,810)    (140,540,012)
                                -----------      -------------    -------------    -------------
  Net increase (decrease)         8,102,397      $ 165,480,792       (3,146,668)   $ (34,529,443)
                                ===========      =============    =============    =============

EMERGING SMALL COMPANY
Sold                              3,592,786      $ 153,546,993        2,469,575    $  65,829,200
Reinvestment of distributions     1,425,384         54,991,310          176,071        4,061,968
Redeemed                         (1,361,937)       (56,279,832)      (4,146,024)    (106,499,420)
                                -----------      -------------    -------------    -------------
Net increase (decrease)           3,656,233      $ 152,258,471       (1,500,378)   $ (36,608,252)
                                ===========      =============    =============    =============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                    SIX MONTHS ENDED JUNE 30, 2000     YEAR ENDED DECEMBER 31, 1999
                                    ------------------------------    ------------------------------
                                        SHARES          CAPITAL           SHARES          CAPITAL
                                    -------------    -------------    -------------    -------------
SMALL COMPANY BLEND
Sold                                    2,705,333    $  45,348,779        3,391,215    $  44,848,948
Reinvestment of distributions              33,447          541,503           64,982        1,020,865
Redeemed                                 (859,513)     (13,633,686)         (60,911)        (833,254)
                                    -------------    -------------    -------------    -------------
  Net increase                          1,879,267    $  32,256,596        3,395,286    $  45,036,559
                                    =============    =============    =============    =============

DYNAMIC GROWTH
Sold                                    5,027,249    $  60,542,741               --               --
Redeemed                                  (17,580)        (213,378)
                                    -------------    -------------
  Net increase                          5,009,669    $  60,329,363
                                    =============    =============
MID CAP STOCK
Sold                                    4,847,177    $  57,515,939        8,779,846    $ 108,832,071
Redeemed                               (5,878,775)     (69,649,432)        (884,386)     (10,877,429)
                                    -------------    -------------    -------------    -------------
  Net increase (decrease)              (1,031,598)   $ (12,133,493)       7,895,460    $  97,954,642
                                    =============    =============    =============    =============

ALL CAP GROWTH (FORMERLY, MID CAP
GROWTH)
Sold                                    9,357,910    $ 239,015,666        7,272,833    $ 142,509,467
Reinvestment of distributions           2,398,576       58,405,316        3,082,007       55,167,921
Redeemed                               (1,150,225)     (28,560,947)      (3,721,530)     (70,553,000)
                                    -------------    -------------    -------------    -------------
  Net increase                         10,606,261    $ 268,860,035        6,633,310    $ 127,124,388
                                    =============    =============    =============    =============

OVERSEAS
Sold                                   37,676,515    $ 540,543,934       32,196,915    $ 394,552,595
Reinvestment of distributions           2,625,622       37,047,529               --               --
Redeemed                              (28,915,112)    (417,256,829)     (26,084,433)    (320,098,685)
                                    -------------    -------------    -------------    -------------
  Net increase                         11,387,025    $ 160,334,634        6,112,482    $  74,453,910
                                    =============    =============    =============    =============

INTERNATIONAL STOCK
Sold                                   15,335,775    $ 225,474,860       28,057,311    $ 370,997,131
Reinvestment of distributions              86,185        1,292,768        1,241,609       18,912,664
Redeemed                              (10,959,156)    (162,602,339)     (32,315,892)    (428,649,401)
                                    -------------    -------------    -------------    -------------
  Net increase (decrease)               4,462,804    $  64,165,289       (3,016,972)   $ (38,739,606)
                                    =============    =============    =============    =============

INTERNATIONAL VALUE
Sold                                    6,629,967    $  81,657,121        9,749,493    $ 119,828,426
Reinvestment of distributions              65,254          812,417             --               --
Redeemed                               (3,712,309)     (45,885,781)      (1,972,126)     (23,986,354)
                                    -------------    -------------    -------------    -------------
  Net increase                          2,982,912    $  36,583,757        7,777,367    $  95,842,072
                                    =============    =============    =============    =============

MID CAP BLEND
Sold                                    3,248,822    $  67,872,881        4,966,975    $  95,247,137
Reinvestment of distributions          12,674,811      242,469,136       10,077,627      177,366,228
Redeemed                               (7,843,568)    (159,160,866)     (18,521,608)    (357,342,735)
                                    -------------    -------------    -------------    -------------
  Net increase (decrease)               8,080,065    $ 151,181,151       (3,477,006)   $ (84,729,370)
                                    =============    =============    =============    =============

SMALL COMPANY VALUE
Sold                                    3,162,858    $  38,480,593        2,887,495    $  32,006,557
Reinvestment of distributions              10,333          125,033            9,967          105,452
Redeemed                               (2,032,982)     (25,159,921)      (9,907,015)    (108,749,913)
                                    -------------    -------------    -------------    -------------
  Net increase (decrease)              1,1409,209    $  13,445,705       (7,009,553)   $ (76,637,904)
                                    =============    =============    =============    =============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED


                                SIX MONTHS ENDED JUNE 30, 2000     YEAR ENDED DECEMBER 31, 1999
                                ------------------------------    ------------------------------
                                    SHARES          CAPITAL           SHARES          CAPITAL
                                -------------    -------------    -------------    -------------


GLOBAL EQUITY
Sold                               13,433,883    $ 233,519,881       22,532,074    $ 421,163,138
Reinvestment of distributions       5,709,674       95,008,977        5,314,655       93,909,966
Redeemed                          (19,737,941)    (344,161,018)     (31,124,344)    (584,725,222)
Shares issued in connection
  with reorganization                      --               --        2,300,374       42,636,373
                                -------------    -------------    -------------    -------------
  Net decrease                       (594,384)   $(15,632,160)        (977,241)    $ (27,015,745)
                                =============    =============    =============    =============

GROWTH
Sold                                8,104,880    $ 213,520,082       11,074,770    $ 251,148,342
Reinvestment of distributions       2,965,550       76,096,002       18,042,613          802,965
Redeemed                           (2,827,993)     (70,238,028)      (2,596,080)     (60,703,686)
                                -------------    -------------    -------------    -------------
  Net increase                      8,242,437    $ 219,378,056        9,281,655    $ 208,487,269
                                =============    =============    =============    =============

LARGE CAP GROWTH
Sold                               11,712,307    $ 189,718,289       11,650,530    $ 173,828,799
Reinvestment of distributions       4,980,894       74,414,557        1,915,001       28,188,805
Redeemed                           (2,671,696)     (43,266,591)      (7,425,729)    (110,886,780)
                                -------------    -------------    -------------    -------------
  Net increase                     14,021,505    $ 220,866,255        6,139,802    $  91,130,824
                                =============    =============    =============    =============

QUANTITATIVE EQUITY
Sold                                3,106,484    $  85,381,250        5,665,339    $ 143,508,314
Reinvestment of distributions       2,268,704       61,436,503        1,104,607       28,101,212
Redeemed                           (1,471,822)     (40,920,569       (1,522,915)     (39,230,914)
                                -------------    -------------    -------------    -------------
  Net increase                      3,903,366    $ 105,897,184        5,247,031    $ 132,378,612
                                =============    =============    =============    =============

BLUE CHIP GROWTH
Sold                               12,979,880    $ 278,618,562       25,358,047    $ 492,130,684
Reinvestment of distributions       3,815,002       82,976,296        2,897,748       56,564,055
Redeemed                           (4,247,742      (90,682,534)      (8,448,638)    (163,982,688)
                                -------------    -------------    -------------    -------------
  Net increase                     12,547,140    $ 270,912,324       19,807,157    $ 384,712,051
                                =============    =============    =============    =============

REAL ESTATE SECURITIES
Sold                                1,044,152    $  13,552,596        6,873,888    $  92,841,726
Reinvestment of distributions         611,248        7,799,526          560,770        7,390,951
Redeemed                           (1,567,869)     (20,135,400)      (3,133,643)     (44,213,832)
                                -------------    -------------    -------------    -------------
  Net increase                         87,531    $   1,216,722        4,301,015    $  56,018,845
                                =============    =============    =============    =============

VALUE
Sold                                2,217,076    $  30,392,366        2,436,870    $  35,300,251
Reinvestment of distributions            --               --          4,624,350          354,079
Redeemed                           (2,746,044)     (36,339,756)      (9,909,599)    (150,854,134)
                                -------------    -------------    -------------    -------------
  Net decrease                       (598,968)   $   5,947,390       (7,118,650)   $(110,929,533)
                                =============    =============    =============    =============

TACTICAL ALLOCATION
Sold                                3,451,824    $  43,016,939               --               --
Redeemed                              (57,713)        (706,348)
                                -------------    -------------
  Net increase                  $   3,394,111    $  42,310,591
                                =============    =============


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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED


                                SIX MONTHS ENDED JUNE 30, 2000     YEAR ENDED DECEMBER 31, 1999
                                ------------------------------    ------------------------------
                                    SHARES          CAPITAL           SHARES          CAPITAL
                                -------------    -------------    -------------    -------------
EQUITY INDEX
Sold                                1,058,985    $  18,836,200        2,885,132    $  47,861,401
Reinvestment of distributions          18,724          346,950          155,372        2,782,446
Redeemed                             (544,559)      (9,552,910)        (811,265)     (13,469,906)
                                -------------    -------------    -------------    -------------
  Net increase                        553,150    $   9,552,910)   $   2,229,239    $  37,173,941
                                =============    =============    =============    =============

GROWTH & INCOME
Sold                                5,183,704    $ 165,517,088       19,120,056    $ 575,002,218
Reinvestment of distributions       6,264,383      199,583,256        2,940,196       89,470,162
Redeemed                           (4,664,668)    (145,283,635)      (5,045,205)    (153,850,633)
                                -------------    -------------    -------------    -------------
  Net increase                      6,783,419    $ 219,816,709    $  17,015,047    $ 510,621,747
                                =============    =============    =============    =============

U.S. LARGE CAP VALUE
Sold                               11,580,762    $ 150,246,018       17,074,014    $ 211,344,517
Reinvestment of distributions         157,815        2,098,943             --               --
Redeemed                           (1,094,906)     (14,046,749)        (658,829)      (8,161,568)
                                -------------    -------------    -------------    -------------
  Net increase                     10,643,671    $ 138,298,212    $  16,415,185    $ 203,182,949
                                =============    =============    =============    =============

EQUITY-INCOME
Sold                                3,098,078    $  48,010,597        7,231,374    $ 128,530,632
Reinvestment of distributions       8,027,156      119,363,818        4,503,851       76,565,467
Redeemed                           (9,263,932)    (142,527,469)     (13,631,875)    (243,517,473)
                                -------------    -------------    -------------    -------------
  Net increase (decrease)           1,861,302    $  24,846,946    $  (1,896,650)   $ (38,421,374)
                                =============    =============    =============    =============

INCOME & VALUE
Sold                                1,990,393    $  23,601,763        4,299,864    $  54,039,467
Reinvestment of distributions      13,314,021      138,732,103        5,529,820       69,343,951
Redeemed                           (6,886,063)     (79,671,264)      (6,536,596)     (83,143,235)
                                -------------    -------------    -------------    -------------
  Net increase                      8,418,351    $  82,662,602    $   3,293,088    $  40,240,183
                                =============    =============    =============    =============

BALANCED
Sold                                  559,324    $   9,746,436        3,069,046    $  57,353,502
Reinvestment of distributions         590,696       10,360,817        1,047,549       19,023,503
Redeemed                           (2,081,597)     (36,819,200)      (2,745,068)     (49,849,107)
                                -------------    -------------    -------------    -------------
  Net increase (decrease)            (931,577)   $ (16,711,947)       1,371,527    $  26,527,898
                                =============    =============    =============    =============

HIGH YIELD
Sold                                4,368,668    $  55,286,693        7,131,998    $  96,511,235
Reinvestment of distributions          62,916          801,552        1,502,095       19,271,875
Redeemed                           (3,288,936)     (41,744,072)      (4,746,296)     (63,530,203)
                                -------------    -------------    -------------    -------------
  Net increase                      1,142,648    $  14,344,173    $   3,887,797    $  52,252,907
                                =============    =============    =============    =============

STRATEGIC BOND
Sold                                2,170,571    $  23,623,830        4,555,359    $  51,184,957
Reinvestment of distributions       2,955,126       30,615,111        2,765,174       30,665,785
Redeemed                           (6,523,828)     (69,843,622)     (12,067,131)    (134,883,686)
                                -------------    -------------    -------------    -------------
  Net decrease                     (1,398,131)   $ (15,604,681)      (4,746,598)   $ (53,032,944)
                                =============    =============    =============    =============


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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED


                                SIX MONTHS ENDED JUNE 30, 2000          YEAR ENDED DECEMBER 31, 1999
                                ----------------------------------    ----------------------------------
                                    SHARES             CAPITAL            SHARES             CAPITAL
                                ---------------    ---------------    ---------------    ---------------

GLOBAL BOND
Sold                                  1,139,650    $    12,603,757          2,074,428    $    24,587,793
Reinvestment of distributions           365,138          4,056,680          1,410,339         16,839,448
Redeemed                             (3,327,985)       (37,128,706)        (5,251,214)       (63,020,152)
                                ---------------    ---------------    ---------------    ---------------
  Net decrease                       (1,823,197)   $   (20,468,269)        (1,766,447)   $   (21,592,911)
                                ===============    ===============    ===============    ===============

TOTAL RETURN
Sold                                  8,923,927    $   109,687,084    $   258,636,345         20,796,912
Reinvestment of distributions           559,675          6,889,595                 --                 --
Redeemed                             (3,878,943)       (47,781,747)        (1,396,137)       (17,277,134)
                                ---------------    ---------------    ---------------    ---------------
  Net increase                        5,604,659    $    68,794,932    $    19,400,775    $   241,359,211
                                ===============    ===============    ===============    ===============

INVESTMENT QUALITY BOND
Sold                                  1,871,113    $    21,775,650          4,721,697    $    56,684,852
Reinvestment of distributions         1,911,872         21,087,951          1,443,452         17,104,902
Redeemed                             (3,894,462)       (44,608,869)       (11,807,744)      (138,265,919)
Shares issued in connection
  with reorganization                        --                 --          5,476,233         64,455,265
                                ---------------    ---------------    ---------------    ---------------
  Net decrease                         (111,477)   $    (1,745,268)          (166,362)   $       (20,900)
                                ===============    ===============    ===============    ===============

DIVERSIFIED BOND
Sold                                  1,626,289    $    16,025,776          5,678,173    $    62,120,028
Reinvestment of distributions         2,671,549         25,780,450          1,639,199         18,063,968
Redeemed                             (4,484,568)       (44,452,667)        (3,716,109)       (41,083,738)
                                ---------------    ---------------    ---------------    ---------------
  Net increase (decrease)               186,730    $    (2,646,441)         3,601,263    $    39,100,258
                                ===============    ===============    ===============    ===============

U.S. GOVERNMENT SECURITIES
Sold                                  1,638,246    $    20,989,613         11,945,868    $   162,266,123
Reinvestment of distributions         1,977,252         24,755,195          1,349,968         18,022,070
Redeemed                             (7,521,264)       (96,554,017)       (12,188,142)      (162,052,930)
                                ---------------    ---------------    ---------------    ---------------
  Net increase (decrease)            (3,905,766)   $   (50,809,209)         1,107,694    $    18,235,263
                                ===============    ===============    ===============    ===============

MONEY MARKET
Sold                                168,710,726    $ 1,687,107,255        217,064,656    $ 2,170,646,703
Reinvestment of distributions         2,407,281         24,072,811          3,663,025         36,629,783
Redeemed                           (190,674,242)    (1,906,742,416)      (173,225,509)    (1,732,255,095)
                                ---------------    ---------------    ---------------    ---------------
  Net increase (decrease)           (19,556,235)   $  (195,562,350)        47,502,172    $   475,021,391
                                ===============    ===============    ===============    ===============

SMALL CAP INDEX
Sold                                  2,542,520    $    31,739,928                 --                 --
Redeemed                                 (8,015)           (98,611)
                                ---------------    ---------------
  Net increase                        2,534,505    $    31,641,317
                                ===============    ===============

INTERNATIONAL INDEX
Sold                                  3,749,916    $    46,888,129                 --                 --
Redeemed                                (17,623)          (222,582)
                                ---------------    ---------------
  Net increase                  $     3,732,293    $    46,665,547
                                ===============    ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED


                                SIX MONTHS ENDED JUNE 30, 2000    YEAR ENDED DECEMBER 31, 1999
                                ------------------------------    ----------------------------
                                   SHARES            CAPITAL         SHARES         CAPITAL
                                ------------      ------------    ------------    ------------

MID CAP INDEX
Sold                               1,333,633      $ 16,654,372            --              --
Redeemed                             (22,703)         (275,057)
                                ------------      ------------
  Net increase                     1,310,930      $ 16,379,315
                                ============      ============

TOTAL STOCK MARKET INDEX
Sold                               3,791,424      $ 47,336,556            --              --
Redeemed                                (236)           (2,849)
                                ------------      ------------
  Net increase                     3,791,188      $ 47,333,707
                                ============      ============

500 INDEX
Sold                               3,147,096      $ 39,154,159            --              --
Redeemed                             (17,692)         (212,284)
                                ------------      ------------
  Net increase                     3,129,404      $ 38,941,875
                                ============      ============

LIFESTYLE AGGRESSIVE 1000
Sold                               2,448,654      $ 34,344,341       1,885,307    $ 24,869,279
Reinvestment of distributions        387,080         5,426,856         306,488       3,966,553
Redeemed                            (167,658)       (2,393,756)     (1,805,521)    (23,557,915)
                                ------------      ------------    ------------    ------------
  Net increase                     2,668,076      $ 37,377,441    $    386,274    $  5,277,917
                                ============      ============    ============    ============

LIFESTYLE GROWTH 820
Sold                               5,469,183      $ 79,990,519       4,720,035    $ 65,963,874
Reinvestment of distributions      2,506,180        35,637,881       1,468,410      19,924,095
Redeemed                            (385,157)       (5,619,125)     (6,498,243)    (88,418,613)
                                ------------      ------------    ------------    ------------
  Net increase (decrease)          7,590,206      $110,009,275        (309,798)   $ (2,530,644)
                                ============      ============    ============    ============

LIFESTYLE BALANCED 640
Sold                               4,742,251      $ 66,164,937       5,431,955    $ 73,105,083
Reinvestment of distributions      2,453,918        33,421,470       1,730,091      22,802,505
Redeemed                            (636,512)       (8,882,111)     (5,869,343)    (78,159,593)
                                ------------      ------------    ------------    ------------
  Net increase                     6,559,657      $ 90,704,296       1,292,703    $ 17,747,995
                                ============      ============    ============    ============

LIFESTYLE MODERATED 460
Sold                                 876,260      $ 11,761,256       3,434,974    $ 47,275,252
Reinvestment of distributions      1,535,179        19,695,165         252,171       3,462,636
Redeemed                            (615,821)       (8,284,804)     (1,760,827)    (24,213,001)
                                ------------      ------------    ------------    ------------
  Net increase                     1,795,618      $ 23,171,617    $  1,926,318    $ 26,524,887
                                ============      ============    ============    ============

LIFESTYLE CONSERVATIVE 280
Sold                                 513,481      $  6,577,242       3,336,284    $ 44,155,484
Reinvestment of distributions        494,886         6,236,344       6,499,821         494,740
Redeemed                          (1,340,012)      (17,367,469)     (1,529,502)    (20,165,443)
                                ------------      ------------    ------------    ------------
  Net increase (decrease)           (331,645)     $ (4,553,883)      2,301,522    $ 30,489,862
                                ============      ============    ============    ============

5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for six months ended June 30, 2000:

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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

PURCHASE AND SALES OF SECURITIES, CONTINUED


                                                      PURCHASES                             SALES
                                             ----------------------------        ----------------------------
                                                U.S.                                U.S.
   PORTFOLIO                                 GOVERNMENT      OTHER ISSUES        GOVERNMENT      OTHER ISSUES
   ---------                                 ----------      ------------        ----------      ------------

Pacific Rim Emerging Markets ........           --           $18,222,908                 --       $11,621,513
Internet Technologies *..............           --            26,790,240                               28,769
Science & Technology  ............              --         1,397,272,139                          835,960,215
International Small Cap..............           --           915,595,136                          847,821,617
Aggressive Growth....................           --           244,909,215                          101,920,408
Emerging Small Company...............           --            96,517,457                           55,769,990
Small Company Blend..................           --            48,747,296                           21,346,776
Dynamic Growth *.....................           --            46,809,009                            1,375,063
Mid Cap Stock........................           --           157,827,809                          174,848,238
All Cap Growth.......................           --           610,581,789                          451,607,979
Overseas.............................           --           348,695,448                          246,829,071
International Stock..................           --           129,429,298                           60,604,158
International Value..................           --            54,572,691                           25,148,245
Mid Cap Blend........................           --         1,143,558,946                        1,222,893,903
Small Company Value..................           --           120,809,095                          109,455,217
Global Equity........................           --           232,735,853                          309,733,616
Growth...............................           --           544,780,457                          402,072,819
Large Cap Growth.....................           --           338,464,351                          201,280,251
Quantitative Equity..................           --           384,739,472                          354,280,792
Blue Chip Growth.....................           --           608,446,072                          418,385,467
Real Estate Securities...............           --           191,199,485                          197,846,249
Value................................           --            62,865,373                           57,568,806
Tactical Allocation *................           --            22,468,520                            1,755,300
Equity Index.........................           --            13,576,789                            4,160,868
Growth & Income......................           --           463,729,770                          419,674,093
U.S. Large Cap Value.................           --           165,904,774                           29,699,778
Equity-Income........................           --           145,175,950                          227,750,865
Income & Value.......................  $29,710,260           119,094,184        $54,283,781       145,425,802
Balanced.............................   32,470,194           158,917,747         50,349,250       165,974,914
High Yield...........................           --           239,090,977                 --        56,233,556
Strategic Bond.......................   63,158,264           423,418,888         34,146,246       469,442,902
Global Bond Total Return.............  316,541,289           161,715,974        279,948,351       182,181,020
Total Return.........................  801,047,318            92,263,045        670,221,612        58,617,392
Investment Quality Bond..............   35,078,502           179,981,473         37,343,046        54,872,617
Diversified Bond.....................   34,679,667            44,259,709         59,207,844        35,435,711
U.S. Government Securities...........   97,956,543                    --         92,491,805                --
Small Cap Index *....................           --                    --                 --                --
International Index *................           --            46,119,714                 --           276,925
Mid Cap Index *......................           --            16,214,535                 --         2,059,471
Total Stock Market Index *...........           --            43,950,312                 --            93,379
500 Index *..........................           --            32,960,889                 --         3,308,476
Lifestyle Aggressive 1000............           --           116,779,728                 --        79,632,897
Lifestyle Growth 820.................           --           405,171,735                 --       306,715,347
Lifestyle Balanced 640...............           --           332,636,722                 --       252,176,919
Lifestyle Moderate 460...............           --           116,672,797                 --       100,987,706
Lifestyle Conservative 280...........           --            29,892,797                 --        36,121,653


* For the period May 1, 2000 (commencement of operations) to June 30, 2000.

At June 30, 2000, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
  ---------                                    ---------           --------------         ------------          ------------

Pacific Rim Emerging Markets........          $111,171,943           $10,022,867          $15,947,125            $5,924,258
Internet Technologies...............            29,333,401             1,697,237            2,900,943             1,203,706
Science & Technology................         1,574,412,464           255,057,050          374,793,368           119,736,318
International Small Cap.............           287,142,244             4,793,082           22,610,264            17,817,182


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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

PURCHASE AND SALES OF SECURITIES, CONTINUED

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
  ---------                                    ---------           --------------         ------------          ------------

Aggressive Growth...................          $327,716,573           $45,216,795          $54,756,413            $9,539,618
Emerging Small Company..............           466,259,678           232,262,819          257,702,714            25,439,895
Small Company Blend.................           107,395,271             5,605,777           19,630,177            14,024,400
Dynamic Growth......................            64,480,560              (516,133)           2,495,516             3,011,649
Mid Cap Stock.......................            97,756,430             4,834,923            8,547,240             3,712,317
All Cap Growth......................           769,584,265           212,637,064          235,745,876            23,108,812
Overseas............................           539,741,101            42,580,085           58,854,442            16,274,357
International Stock.................           272,023,010            40,304,021           49,858,028             9,554,007
International Value.................           132,440,746             3,501,466           15,360,644            11,859,178
Mid Cap Blend.......................         1,784,267,352           (47,631,578)         201,247,559           248,879,137
Small Company Value.................           114,494,382             6,987,355           14,330,836             7,343,481
Global Equity.......................           789,275,600            39,273,779           99,869,217            60,595,438
Growth..............................           740,468,764           104,598,252          129,709,440            25,111,188
Large Cap Growth....................           545,981,338            40,779,726           72,976,162            32,196,436
Quantitative Equity.................           512,486,146            37,941,913           73,655,499            35,713,586
Blue Chip Growth....................         1,512,036,536           583,969,654          621,079,756            37,110,102
Real Estate Securities..............           218,919,189             2,706,181           11,017,121             8,310,940
Value...............................           154,223,304           (18,210,216)           6,960,509            25,170,725
Tactical Allocation.................            42,466,675              (192,956)           1,002,036             1,194,992
Equity Index........................           104,216,417            22,310,763           30,858,242             8,547,479
Growth & Income.....................         2,242,747,638         1,042,169,621        1,209,107,640           166,938,019
U.S. Large Cap Value................           343,686,524            10,860,693           41,205,223            30,344,530
Equity-Income.......................           909,517,609             1,366,497          105,791,447           104,424,950
Income & Value......................           642,293,502               361,379           59,672,319            59,310,940
Balanced............................           231,893,208            11,696,672           20,835,889             9,139,217
High Yield..........................           287,660,154           (23,871,630)           2,357,936            26,229,566
Strategic Bond......................           418,183,177           (22,027,501)           3,120,980            25,148,481
Global Bond.........................           206,456,302           (10,640,750)           1,218,554            11,859,304
Total Return........................           461,657,976            (4,141,759)             946,006             5,087,765
Investment Quality Bond.............           335,557,187           (15,795,571)           1,145,075            16,940,646
Diversified Bond....................           232,045,023            (6,321,356)             363,272             6,684,628
U.S. Government Securities..........           376,666,464            (7,101,114)             647,323             7,748,437
Small Cap Index.....................            31,265,165                    --                   --                    --
International Index.................            46,912,225                11,409            2,582,090             2,570,681
Mid Cap Index.......................            16,426,431              (154,718)             923,360             1,078,078
Total Stock Market Index............            47,372,995              (287,475)           2,610,520             2,897,995
500 Index...........................            38,826,290              (211,025)           1,303,613             1,514,638
Lifestyle Aggressive 1000...........           127,160,513               (77,608)           1,160,805             1,238,413
Lifestyle Growth 820................           497,334,868            (3,363,032)           2,668,064             6,031,096
Lifestyle Balanced 640..............           492,210,877            (2,319,569)           2,029,188             4,348,757
Lifestyle Moderate 460..............           178,721,664            (3,190,500)           2,324,729             5,515,229
Lifestyle Conservative 280..........           101,058,179            (2,764,376)             556,781             3,321,157


6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. On April 28, 2000, the shareholders of the Trust voted to approve an Amended and Restated Advisory Agreement to change Advisory Fees as discussed below for Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280. This change in Advisory Fees was effective May 1, 2000. Advisory fees charged to each Portfolio were as follows:

  PORTFOLIO                                                           FEE
  ---------                                                           ---
Pacific Rim Emerging Markets......................                    .850%
Internet Technologies *...........................                   1.150%
Science & Technology..............................                   1.100%
International Small Cap...........................                   1.100%
Aggressive Growth ................................                   1.000%
Emerging Small Company............................                   1.050%
Small Company Blend...............................                   1.050%
Dynamic Growth *..................................                   1.000%
Mid Cap Stock.....................................                    .925%
All Cap Growth....................................                    .950%
Overseas..........................................                    .950%
International Stock...............................                   1.050%
International Value ..............................                   1.000%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

  PORTFOLIO                                                            FEE
  ---------                                                            ---

Mid Cap Blend.....................................                    .850%
Small Company Value...............................                   1.050%
Global Equity.....................................                    .900%
Growth............................................                    .850%
Large Cap Growth..................................                    .875%
Quantitative Equity...............................                    .700%
Blue Chip Growth .................................                    .875%
Real Estate Securities............................                    .700%
Value.............................................                    .800%
Tactical Allocation *.............................                    .900%
Equity Index......................................                    .250%
Growth & Income...................................                    .750%
U.S. Large Cap Value .............................                    .875%
Equity-Income ....................................                    .875%
Income & Value....................................                    .800%
Balanced..........................................                    .800%
High Yield........................................                    .775%
Strategic Bond....................................                    .775%
Global Bond.......................................                    .800%
Total Return .....................................                    .775%
Investment Quality Bond...........................                    .650%
Diversified Bond..................................                    .750%
U.S. Government Securities........................                    .650%
Money Market......................................                    .500%
Small Cap Index *.................................                    .525%
International Index *.............................                    .550%
Mid Cap Index *...................................                    .525%
Total Stock Market Index *........................                    .525%
500 Index *.......................................                    .525%
Lifestyle Aggressive 2000 +.......................                    .075%#
Lifestyle Growth 820 +............................                    .075%#
Lifestyle Balanced 640 +..........................                    .075%#
Lifestyle Moderate 460 +..........................                    .075%#
Lifestyle Conservative 280 +......................                    .075%#

* For the period May 1, 2000 (commencement of operations) to June 30, 2000.
# 0.075% up to $100 million; 0.05% of net assets in excess of $100 million.
+ For the period May 1, 2000 to June 30, 2000. Prior to May 1, 2000, Advisory fees were 0.00%, 0.00%, 0.00%, 0.00% and 0.00% in Lifestyle Aggressive 1000,
  Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, respectively.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions and interest) incurred in excess, on an annualized basis, of 0.050% of the average daily net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Internet Technologies, Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Stock, All Cap Growth, Mid Cap Blend, Small Company Value, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Tactical Allocation, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trusts, if total expenses of a Lifestyle Trust (excluding the expenses of the underlying portfolios and absent reimbursement) exceed 0.075%, the Adviser will reimburse expenses of the Lifestyle Trusts (or reduce the advisory fee for the Lifestyle Trust) by an amount such that the total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of a Lifestyle Trust (excluding the expenses of the underlying portfolios and absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. In addition, effective June 1, 2000, the Adviser has agreed to waive a portion of its advisory fee for Science & Technology, Blue Chip Growth, Equity-Income and International Stock. The fee reduction is based upon the combined asset level of all four portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                      FEE REDUCTION
         COMBINED ASSET LEVELS             (AS A PERCENTAGE OF THE ADVISORY FEE)
         ---------------------             -------------------------------------

    First $750 million                                    0.00%
    Between $750 million and $1.5 billion                 2.50%
    Between $1.5 billion and $3.0 billion                 3.75%
    Over $3.0 billion                                     5.00%

Any of these expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semiannual and

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

periodic reports to shareholders and the preparation of all regulatory reports. Total expense reimbursed by the Trust for the six months ended June 30, 2000 was $762,700 of which $160,550 remains payable to the Adviser at June 30, 2000.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $40,000.

8. COMMITMENTS. At June 30, 2000, Pacific Rim Emerging Markets, Science & Technology, International Small Cap, Overseas, International Stock, International Value, Global Equity, Large Cap Growth, Equity-Income, High Yield, Strategic Bond, Global Bond and Total Return had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 2000 were as follows:

PACIFIC RIM EMERGING MARKETS
CROSS CURRENCY:


                                                                                     NET UNREALIZED
  PAYABLE                        RECEIVABLE    IN EXCHANGE    SETTLEMENT              APPRECIATION/
  CURRENCY            VALUE       CURRENCY         FOR           DATE       VALUE    (DEPRECIATION)
  --------            -----      ----------    -----------    ----------    -----    --------------

 Singapore Dollar    $361,821      AUD           626,677       7/3/2000    $362,870      ($1,049)
 Singapore Dollar      11,503      NZD            19,900       7/3/2000      11,523          (20)

 Australian Dollar   $361,821      SGD           600,035       7/3/2000    $358,851       (2,970)
 New Zealand Dollar    11,503      SGD            24,510       7/3/2000      11,498           (5)
                     --------                                              --------      -------
                                                                                          (2,975)
                                                                                         -------
                     $746,648                                              $744,742      ($4,044)
                     ========                                              ========      =======

                                                                                            NET UNREALIZED
                        CONTRACTS TO         IN EXCHANGE    SETTLEMENT                       APPRECIATION
                           DELIVER               FOR           DATE          VALUE          (DEPRECIATION)
                        ------------         -----------    ----------       -----          --------------

PURCHASES
Japanese Yen              $455,216           47,865,989      7/3/2000      $  451,119            ($4,097)
                                                                                                ========
SCIENCE & TECHNOLOGY
PURCHASES
British Pound             $238,247              157,467      7/3/2000      $  238,263               $16
                                                                                                    ===

INTERNATIONAL SMALL CAP
PURCHASES
Australian Dollar       $  405,160              672,599      7/3/2000      $  402,248           ($2,912)
Swiss Franc                444,739              727,371      7/3/2000         445,884             1,145
Euro                     1,475,425            1,561,892      7/3/2000       1,491,139            15,714
British Pound              195,990              130,343      7/3/2000         197,220             1,230
Hong Kong Dollar           678,409            5,288,336      7/3/2000         678,383               (26)
Japanese Yen                94,591            9,950,045      7/3/2000          93,775              (816)
Canadian Dollar            131,201              194,400      7/5/2000         131,351               150
British Pound            1,758,101            1,162,764      7/5/2000       1,759,378             1,277
British Pound              545,896              359,259      7/6/2000         543,596            (2,300)
                        ----------                                         ----------            -------
                        $5,729,512                                         $5,742,974            13,462
                        ----------                                         ----------            -------

SALES
Danish Krone               175,139              $22,409      7/3/2000         $22,112             ($297)
Euro                     1,385,741            1,322,968      7/3/2000       1,304,304           (18,664)
British Pound                6,686               10,116      7/3/2000          10,023               (93)
Greek Drachma           63,613,220              180,295      7/3/2000         177,940            (2,355)
Hong Kong Dollar         3,471,976              445,382      7/3/2000         445,399                17
Japanese Yen           120,139,487            1,132,270      7/3/2000       1,137,254             4,984
Norwegian Krone              8,225                  959      7/3/2000             948               (11)
New Zealand Dollar          42,209               19,800      7/3/2000          19,728               (72)
Swedish Krona            3,856,824              437,282      7/3/2000         434,015            (3,267)
Canadian Dollar            515,483              348,300      7/5/2000         348,547               247
Danish Krone                53,838                6,888      7/5/2000           6,867               (21)
Euro                       994,217              949,179      7/5/2000         945,798            (3,381)
British Pound              530,458              802,636      7/5/2000         802,054              (582)
Greek Drachma           56,504,022              160,145      7/5/2000         159,557              (588)
Japanese Yen            80,157,611              755,456      7/5/2000         762,027             6,571
New Zealand Dollar          39,950               18,740      7/5/2000          18,696               (44)
Swedish Krona            9,803,624            1,111,521      7/5/2000       1,107,504            (4,017)
British Pound               21,216               32,102      7/6/2000          32,238               136

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED
INTERNATIONAL SMALL CAP, CONTINUED

                                                                                  NET UNREALIZED
                       CONTRACTS TO  IN EXCHANGE    SETTLEMENT                     APPRECIATION
                         DELIVER         FOR           DATE          VALUE        (DEPRECIATION)
                       ------------  -----------    ----------       -----         -------------


Euro                       763,403   $    728,821    7/31/2000     $    723,451    $     (5,370)
                                     ------------                  ------------    ------------
                                     $  8,485,269                  $  8,458,462         (26,807)
                                     ------------                  ------------    ------------
                                                                                   $    (13,345)
                                                                                   ============

OVERSEAS TRUST
PURCHASES
Euro                  $  4,512,638      1,606,951    7/3/2000      $  4,541,992    $     29,354
Swiss Franc              3,103,611      5,086,409    7/3/2000         3,118,009          14,398
Norwegian Krone            178,177      1,532,404    7/3/2000           178,591             414
Japanese Yen                48,544      5,126,935    7/3/2000            48,319            (225)
British Pound            1,300,399        859,399    7/5/2000         1,300,356             (43)
British Pound              437,785        288,373    7/6/2000           436,337          (1,448)
Euro                       404,607        424,718    7/31/2000          405,478             871
                      ------------                                 ------------    ------------
                      $  9,985,761                                 $ 10,029,082    $     43,321
                      ------------                                 ------------    ------------

SALES
Euro                     1,130,412   $  1,066,770    7/3/2000      $  1,079,425    $    (12,655)
Swedish Krona              707,502         79,756    7/3/2000            80,235            (479)
Japanese Yen            29,893,752        283,045    7/3/2000           281,737           1,308
Norwegian Krone          5,131,117        591,633    7/3/2000           597,997          (6,364)
British Pound              836,412      1,265,731    7/5/2000         1,265,576             155
Euro                     2,463,697      2,343,222    7/5/2000         2,352,092          (8,870)
British Pound              499,469        758,254    7/6/2000           755,746           2,508
                                     ------------                  ------------    ------------
                                     $  6,388,411                  $  6,412,808    $    (24,397)
                                     ------------                  ------------    ------------
                                                                                   $     18,924
INTERNATIONAL STOCK
PURCHASES
Swedish Krona         $    151,649      1,331,330    7/3/2000      $    150,944    $       (705)
                                                                                   ============

INTERNATIONAL VALUE
PURCHASES
New Zealand Dollar    $     10,391         22,202    7/3/2000      $     10,416    $         25
                                                                                   ------------

SALES
Japanese Yen             8,389,920   $     79,072    7/3/2000      $     79,782    $        710
British Pound              157,536        238,368    7/5/2000           238,825             457
                                     ------------                  ------------    ------------
                                     $    317,440                  $    318,607    $      1,167
                                     ============                  ============    ------------
                                                                                   $      1,192
                                                                                   ============

GLOBAL EQUITY
SALES
Euro                    35,900,000   $ 34,301,712    7/12/2000       34,765,560    $    463,848
                                                                                   ============

LARGE CAP GROWTH
PURCHASES
Euro                  $    324,702        341,432    7/3/2000      $    325,965    $      1,263
                                                                                   ============

EQUITY-INCOME
SALES
Euro                       862,347   $    818,798    7/3/2000      $    823,283    $      4,485
                                                                                   ============

HIGH YIELD
PURCHASES
Euro                  $    271,785        285,000    7/28/2000     $    272,608    $        823
British Pound              759,700        500,000    8/3/2000           757,052          (2,648)
                      ------------                                 ------------    ------------
                      $  1,031,485                                 $  1,029,660    $     (1,825)
                      ------------                                 ------------    ------------

SALES
Euro                     2,380,000   $  2,276,208    7/26/2000     $  2,247,862    $    (28,346)
Euro                     4,750,000      4,543,471    7/28/2000        4,504,184         (39,287)
British Pound            4,195,000      6,351,665    8/3/2000         6,520,079         168,414
Euro                     2,445,000      2,340,353    8/10/2000        2,199,033        (141,320)
British Pound              275,000        416,429    8/10/2000          421,600           5,171
Euro                       195,000        187,205    9/29/2000          184,640          (2,565)
                                     ------------                  ------------    ------------
                                     $ 16,115,331                  $ 16,077,398         (37,933)
                                     ------------                  ------------    ------------
                                                                                   $    (39,758)
                                                                                   ============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED


                                                                                                  NET UNREALIZED
                             CONTRACTS TO        IN EXCHANGE     SETTLEMENT                        APPRECIATION
                                DELIVER              FOR            DATE          VALUE           (DEPRECIATION)
                             ------------        -----------     ----------   -------------       --------------
STRATEGIC BOND
PURCHASES
Canadian Dollar              $10,173,103          15,048,163      7/28/2000     $10,175,282              $2,179
Euro                          10,071,879          10,805,836      7/28/2000      10,336,000             264,121
British Pound                    743,764             491,069      7/28/2000         743,461                (303)
Greek Drachma                  2,513,023         926,124,375      7/28/2000       2,621,552             108,529
Japanese Yen                   4,418,163         474,452,400      7/28/2000       4,496,236              78,074
Polish Zloty                   3,888,814          17,223,611      7/28/2000       3,919,035              30,221
Swedish Krona                  1,747,317          15,437,700      7/28/2000       1,754,335               7,018
                             -----------                                        -----------            --------
                             $33,556,062                                        $34,045,900            $489,838
                             -----------                                        -----------            --------

SALES
Canadian Dollar                3,308,163          $2,236,917      7/28/2000      $2,239,188              $2,271
Euro                          13,532,333          12,943,949      7/28/2000      12,600,337            (343,612)
British Pound                    486,959             737,238      7/28/2000         730,000              (7,238)
Greek Drachma                926,124,375           2,621,552      7/28/2000       2,479,583            (141,968)
Japanese Yen                 457,495,475           4,335,541      7/28/2000       4,319,904             (15,637)
Polish Zloty                  17,223,610           3,919,035      7/28/2000       3,878,411             (40,624)
Swedish Krona                 15,437,700           1,754,335      7/28/2000       1,700,000             (54,335)
                                                 -----------                    -----------            --------
                                                 $28,548,566                    $27,947,423            (601,142)
                                                 -----------                    -----------           ---------
                                                                                                      ($111,304)

GLOBAL BOND
PURCHASES
Australian Dollar               $312,043             518,000       7/5/2000        $309,816             ($2,227)
British Pound                    386,277             257,000       7/5/2000         388,906                2,629
Japanese Yen                   2,993,157         317,125,000       7/5/2000       2,991,720              (1,438)
New Zealand Dollar             2,137,096           4,676,000      7/10/2000       2,193,581               56,486
Chilean Peso                     162,600          83,300,000      7/13/2000         153,384              (9,216)
Canadian Dollar                2,144,316           3,150,000      7/14/2000       2,129,174             (15,142)
Brazilian Real                   158,948             290,000      7/17/2000         156,714              (2,233)
Indonesian Rupiah                160,637       1,230,000,000      7/18/2000         140,147             (20,490)
British Pound                  1,255,508             838,000      7/19/2000       1,268,468               12,960
Japanese Yen                  18,550,200       1,947,771,000      7/19/2000      18,425,699            (124,501)
South Korean Won                 171,833         190,700,000      7/24/2000         162,563              (9,270)
Thailand Baht                    171,958           6,500,000      7/24/2000         166,024              (5,934)
New Taiwan Dollar                170,940           5,200,000      7/24/2000         169,187              (1,753)
Australian Dollar                 98,358             169,000      7/26/2000         101,115                2,757
Euro                          13,177,976          13,777,000      7/26/2000      13,176,184              (1,792)
Japanese Yen                   3,656,447         383,649,000      7/26/2000       3,634,287             (22,160)
Euro                             430,521             455,000      7/27/2000         435,526                5,005
Swedish Krona                  1,484,104          13,164,000       8/3/2000       1,496,519               12,415
Australian Dollar              2,323,211           3,889,000       8/9/2000       2,327,329                4,118
Turkish Lira                     115,762      74,100,000,000      8/21/2000         114,250              (1,513)
Colombian Peso                   126,513         263,400,000      8/22/2000         121,131              (5,382)
Hungarian Forint                 224,134          65,400,000      8/22/2000         238,662               14,528
Peruvian Nouveau Sol             210,361             750,000      8/22/2000         211,944                1,583
Turkish Lira                     210,829     139,510,000,000      8/22/2000         210,487                (342)
Hong Kong Dollar               2,556,231          19,900,000      9/18/2000       2,554,547              (1,683)
Brazilian Real                    96,852             180,000      9/19/2000          97,271                  419
Peruvian Nouveau Sol              67,835             240,000      9/19/2000          67,822                 (13)
Chilean Peso                      38,490          20,600,000      9/20/2000          37,932                (558)
South African Rand               239,977           1,670,000      9/20/2000         244,181                4,204
Hong Kong Dollar               1,524,982          11,870,000      9/27/2000       1,523,784              (1,198)
Venezuelan Bolivar               162,636         118,440,000     10/13/2000         164,443                1,806
Mexican Peso                     160,602           1,600,000     10/18/2000         154,284              (6,318)
Hong Kong Dollar               2,009,579          15,650,000     10/26/2000       2,009,043                (536)
Venezuelan Bolivar                46,704          33,580,000     12/19/2000          46,623                 (81)
Polish Zloty                   1,574,631           7,200,000       2/7/2001       1,548,775             (25,856)
                             -----------                                        -----------           ---------
                             $59,312,248                                        $59,171,522           ($140,726)
                             -----------                                        -----------           ---------

SALES
Australian Dollar                518,000            $309,816       7/5/2000        $297,910            ($11,907)
British Pound                  2,016,000           3,050,720       7/5/2000       3,059,963               9,243
Japanese Yen                 317,125,000           2,991,720       7/5/2000       2,982,509              (9,210)
Danish Krone                   6,680,000             854,954       7/6/2000         859,717               4,763
New Zealand Dollar            21,129,000           9,911,929      7/10/2000       9,699,056            (212,873)
Euro                           1,660,000           1,586,204      7/13/2000       1,598,016              11,812

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED
GLOBAL BOND, CONTINUED

                                                                                                  NET UNREALIZED
                             CONTRACTS TO        IN EXCHANGE     SETTLEMENT                        APPRECIATION
                                DELIVER              FOR            DATE           VALUE          (DEPRECIATION)
                             ------------        -----------     ----------     -----------       --------------
Canadian Dollar                2,644,000         $ 1,787,154      7/14/2000     $ 1,796,196         $   9,041
Australian Dollar              2,219,000           1,327,502      7/19/2000       1,265,829           (61,673)
Japanese Yen                 317,125,000           3,004,109      7/26/2000       3,028,892            24,784
Euro                           5,196,000           4,970,079      7/28/2000       4,918,326           (51,753)
Australian Dollar                394,000             235,759       8/2/2000         236,961             1,202
Danish Krone                   5,681,000             728,075       8/3/2000         720,391            (7,685)
New Zealand Dollar               908,000             425,984       8/3/2000         428,894             2,910
Hungarian Forint             372,000,000           1,359,697       8/7/2000       1,299,790           (59,906)
Australian Dollar                518,000             310,025      8/16/2000         312,250             2,225
Hong Kong Dollar              19,900,000           2,554,547      9/18/2000       2,536,648           (17,900)
Hong Kong Dollar              11,870,000           1,523,784      9/27/2000       1,514,301            (9,483)
Hong Kong Dollar              15,650,000           2,009,043     10/26/2000       1,997,116           (11,927)
                                                 -----------                    -----------         ---------
                                                 $38,941,099                    $38,552,763          (388,336)
                                                 -----------                    -----------         ---------
                                                                                                    $(529,062)
                                                                                                    =========

TOTAL RETURN
PURCHASES
Euro                          $2,464,410           2,560,000      7/13/2000      $2,446,194         $ (18,216)
                                                                                                    ---------
SALES
Euro                               5,922              $5,639       7/3/2000          $5,654              ($15)
Euro                           2,560,000           2,446,194      7/13/2000       2,464,410            18,216
Euro                          30,446,000          29,118,249      7/26/2000      29,118,098              (151)
                                                 -----------                    -----------         ---------
                                                 $31,564,443                    $31,582,508            18,050
                                                 -----------                    -----------         ---------
                                                                                                    $    (166)
                                                                                                    =========

9. LINE OF CREDIT. All Portfolios with the exception of Growth, US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit is charged to each participating portfolio on a prorata basis based on average net assets. For the six months ended June 30, 2000, interest charged under the agreement was $40,869 and $13,519 in International Small Cap and Diversified Bond, respectively.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

         On April 28, 2000, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:


Proposal 1        Approval of an Amendment to the Advisory Agreement between the
                  Trust and Manufacturers Securities Services LLC, providing for an advisory fee with respect to each Lifestyle Trust (Only shareholders of each of the Lifestyle Trusts will vote on Proposal 1);

Proposal 2        Approval of an Amendment to the Subadvisory Agreement between
                  Manufacturers Securities Services LLC and Manufacturers
                  Adviser Corporation providing for a subadvisory fee with respect to each Lifestyle Trust (Only shareholders of each of the Lifestyle Trusts will vote on Proposal 2);

Proposal 3        Approval of a Subadvisory Consulting Agreement between
                  Manufacturers Adviser Corporation and State Street Global
                  Advisors with respect to each Lifestyle Trust (Only shareholders of each of the Lifestyle Trusts will vote on Proposal 3).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                                                   SHARES
               -----------                            ---------------------------------------------------------------
               PORTFOLIO                                    FOR                    AGAINST               ABSTAINED
               -----------                            ----------------        ----------------        ---------------
             PROPOSAL 1
             Lifestyle Aggressive 1000 Trust             6,041,093                 403,015                 585,075
             Lifestyle Growth 820 Trust                 25,315,720               1,890,704               2,066,021
             Lifestyle Balanced 640 Trust               26,583,946               1,609,218               2,854,909
             Lifestyle Moderate 460 Trust               10,211,943                 640,407                 994,569
             Lifestyle Conservative 280 Trust            6,346,696                 364,378                 789,637

             PROPOSAL 2
             Lifestyle Aggressive 1000 Trust             5,997,844                 454,525                 576,814
             Lifestyle Growth 820 Trust                 25,190,153               1,920,312               2,161,980
             Lifestyle Balanced 640 Trust               26,495,066               1,674,381               2,878,627
             Lifestyle Moderate 460 Trust               10,280,656                 661,463                 904,799
             Lifestyle Conservative 280 Trust            6,353,519                 387,721                 759,470

             PROPOSAL 3
             Lifestyle Aggressive 1000 Trust             5,977,262                 455,835                 596,085
             Lifestyle Growth 820 Trust                 25,190,153               1,846,192               2,277,690
             Lifestyle Balanced 640 Trust               26,434,469               1,638,485               2,975,120
             Lifestyle Moderate 460 Trust               10,151,021                 665,468               1,030,429
             Lifestyle Conservative 280 Trust            6,320,887                 367,584                 812,240

[MANULIFE NEW YORK LOGO]                               PRESORTED
100 Summit Lake Drive                                  STANDARD
Second floor                                          U.S. POSTAGE
Valhalla, NY  10595                                       PAID
                                                      PERMIT #1176
                                                      CONCORD, NH


Management of the Trust

Trustees
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III
Samuel Hoar
F. David Rolwing

Officers
Matthew R. Schiffman, President
John G. Vrysen, Treasurer
Gordon M. Shone, Assistant Treasurer
James D. Gallagher, Secretary


Investment Adviser
Manufacturers Securities Services, LLC
Boston, Massachusetts


Issuer of Venture Annuities, VUL, and
Survivorship VUL
The Manufacturers Life Insurance
Company of New York
100 Summit Lake Drive
Second floor
Valhalla, NY  10595


Principal Underwriter of
Venture Annuities, VUL, and
Survivorship VUL
Manufacturers Securities Services, LLC
Boston, Massachusetts


Promotional Agent of Venture Annuities
Manulife Wood Logan, Inc.
Stamford, Connecticut




The block design is a registered service mark of The Manufacturers Life Insurance Company and is used by it and its affiliates including Manulife Financial Corporation.





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